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                                     [LOGO]

                                 ANNUAL REPORT

                                 JUNE 30, 2002
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TABLE OF CONTENTS

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
                                                                PAGE
MANAGEMENT DISCUSSION AND ANALYSIS..........................      1
PORTFOLIOS OF INVESTMENTS
  SA Fixed Income Fund......................................      8
  SA U.S. Market Fund.......................................     10
  SA U.S. HBtM Fund.........................................     23
  SA U.S. Small Company Fund................................     27
  SA International HBtM Fund................................     45
  SA International Small Company Fund.......................     52
STATEMENTS OF ASSETS AND LIABILITIES........................     54
STATEMENTS OF OPERATIONS....................................     56
STATEMENTS OF CHANGES IN NET ASSETS.........................     58
FINANCIAL HIGHLIGHTS........................................     62
NOTES TO FINANCIAL STATEMENTS...............................     68
FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP
INC. & THE DFA INVESTMENT TRUST COMPANY.....................     81

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SA Fixed Income Fund

--------------------------------------------------------------------------------

    The Fund seeks to maximize expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Maturities are shifted if sufficient premiums can be documented. Investments are generally made in U.S. government securities, high-quality corporate securities and currency hedged global bonds with a maximum maturity of five years.

    Fiscal 2002 was a time when demand for equities decreased and demand for fixed income increased. The increased demand for fixed income resulted in a rise in the price of income instruments, like bonds, and a decrease in yield since fiscal 2001. While some return is lost when yield decreases, the increase in bond prices helped bolster the Fund's overall return. During fiscal 2002, the average maturity of the portfolio increased relative to fiscal 2001.

 Comparison of Change in Value of a $10,000 Investment in SA Fixed Income Fund
                  vs. the Lehman Brothers Aggregate Bond Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             SA FIXED INCOME FUND  LEHMAN AGGREGATE BOND INDEX
Jul 29 1999               $10,000                      $10,000
Sep 30 1999               $10,073                      $10,108
Dec 31 1999               $10,147                      $10,096
Mar 31 2000               $10,268                      $10,319
Jun 30 2000               $10,390                      $10,498
Sep 30 2000               $10,559                      $10,814
Dec 31 2000               $10,746                      $11,270
Mar 31 2001               $10,922                      $11,611
Jun 30 2001               $11,001                      $11,676
Sep 30 2001               $11,296                      $12,215
Dec 31 2001               $11,311                      $12,219
Mar 31 2002               $11,263                      $12,231
Jun 30 2002               $11,726                      $12,684

    The Lehman Brothers Aggregate Bond Index is a market capitalization weighted broad index of U.S. investment-grade fixed income securities with maturities of over one year.

    PERFORMANCE INFORMATION

                                                                ANNUALIZED
                                             YEAR ENDED        INCEPTION TO
                                           JUNE 30, 2002     JUNE 30, 2002(A)
                                          ----------------  -------------------
-------------------------------------------------------------------------------
SA Fixed Income Fund....................            6.59%               5.60%
Lehman Aggregate Bond Index.............            8.63%               8.49%(b)

(a)  From Commencement of operations (July 29, 1999)
(b) Performance for the benchmark is not available from July 29, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

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SA U.S. Market Fund

--------------------------------------------------------------------------------

    The Fund seeks to capture return premiums and diversification benefits by investing in a broad cross-section of companies on a market cap-weighted basis. The Fund provides access to a sampling of all common stocks that are traded on a principal U.S. exchange or on the over-the-counter market. The Fund's returns in fiscal 2002 generally reflected the performance of the U.S. marketplace.

    The overall U.S. equity market, measured by broad market indices like the S&P 500 Index and Wilshire 5000 Total Market Index, was down for the fiscal year. An economic recession, reduced corporate earnings, corporate scandals and decreased consumer confidence all contributed to the decline.

  Comparison of Change in Value of a $10,000 Investment in SA U.S. Market Fund
                    vs. the Wilshire 5000 Total Market Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           SA U.S. MARKET FUND  WILSHIRE 5000 INDEX
Aug 5 99               $10,000              $10,000
Sep 30 99               $9,740               $9,648
Dec 31 99              $11,150              $11,410
Mar 31 00              $11,830              $11,846
Jun 30 00              $11,590              $11,314
Sep 30 00              $11,950              $12,274
Dec 31 00              $10,931               $9,251
Mar 31 01               $9,754               $7,389
Jun 30 01              $10,327               $6,773
Sep 30 01               $8,757               $5,697
Dec 31 01               $9,796               $6,402
Mar 31 02               $9,887               $6,463
Jun 30 02               $8,655               $5,648

    The Wilshire 5000 Total Market Index is a market capitalization weighted broad index of all U.S. headquartered equity securities.

    PERFORMANCE INFORMATION

                                                                ANNUALIZED
                                             YEAR ENDED        INCEPTION TO
                                           JUNE 30, 2002     JUNE 30, 2002(A)
                                          ----------------  -------------------
-------------------------------------------------------------------------------
SA U.S. Market Fund.....................          (16.20)%             (4.85)%
Wilshire 5000 Index.....................          (16.61)%            (17.78)%(b)

(a)  From Commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

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SA U.S. HBtM Fund

--------------------------------------------------------------------------------

    The Fund seeks to capture return premiums associated with high book-to-market ratios and market capitalization by generally investing in common stocks of large U.S. companies, traded on a principal U.S. exchange or on the over-the-counter market, that the Fund believes are value stocks. The Fund considers value stocks primarily to be those of companies with high book values in relation to their market values. During fiscal 2002, the Fund considered companies whose market capitalizations were in the highest 90% of total market capitalization to be large cap companies. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income. The Fund's returns in fiscal 2002 generally reflected the performance of large U.S. value companies.

    The overall U.S. equity market, measured by broad market indices like the S&P 500 Index and Wilshire 5000 Total Market Index, was down for the fiscal year. An economic recession, reduced corporate earnings, corporate scandals and decreased consumer confidence all contributed to the decline.

   Comparison of Change in Value of a $10,000 Investment in SA U.S. HBtM Fund
                        vs. the Russell 1000 Value Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             SA U.S. HBTM FUND  RUSSELL 1000 VALUE INDEX
Aug 05 1999            $10,000                   $10,000
Sep 30 1999             $9,270                    $9,334
Dec 31 1999             $9,410                    $9,788
Mar 31 2000             $9,010                    $9,769
Jun 30 2000             $8,620                    $9,259
Sep 30 2000             $9,411                    $9,987
Dec 31 2000            $10,217                   $10,347
Mar 31 2001            $10,451                    $9,741
Jun 30 2001            $11,179                   $10,216
Sep 30 2001             $9,200                    $9,097
Dec 31 2001            $10,303                    $9,768
Mar 31 2002            $10,477                   $10,168
Jun 30 2002             $8,909                    $9,302

    The Russell 1000 Value Index is a market capitalization weighted broad index of 1000 large capitalization U.S. companies.

    PERFORMANCE INFORMATION

                                                                ANNUALIZED
                                             YEAR ENDED        INCEPTION TO
                                           JUNE 30, 2002     JUNE 30, 2002(A)
                                          ----------------  -------------------
-------------------------------------------------------------------------------
SA U.S. HBtM Fund.......................          (20.31)%             (3.90)%
Russell 1000 Value Index................           (8.95)%             (3.75)%(b)

(a)  From Commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

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SA U.S. Small Company Fund

--------------------------------------------------------------------------------

    The Fund seeks to capture return premiums and diversification benefits by investing in a broad cross-section of small U.S. companies on a market cap-weighted basis. The Fund provides access to equity securities of small cap companies traded on a principal U.S. exchange or on the over-the-counter market. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income. The Fund's returns in fiscal 2002 generally reflected the performance of small U.S. companies.

    Fiscal 2002 was another year in which the small premium was realized. While both U.S. large and U.S. small asset classes were down, U.S. small had a better return. The overall U.S. equity market, measured by broad market indices like the S&P 500 Index and Wilshire 5000 Total Market Index, was down for the fiscal year. An economic recession, reduced corporate earnings, corporate scandals and decreased consumer confidence all contributed to the decline.

 Comparison of Change in Value of a $10,000 Investment in SA U.S. Small Company
                                      Fund
                           vs. the Russell 2000 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             SA U.S. SMALL CO. FUND  RUSSELL 2000 INDEX
Aug 05 1999                 $10,000             $10,000
Sep 30 1999                 $10,030              $9,943
Dec 31 1999                 $11,460             $11,745
Mar 31 2000                 $12,430             $12,544
Jun 30 2000                 $12,580             $12,036
Sep 30 2000                 $13,271             $12,168
Dec 31 2000                 $12,202             $11,328
Mar 31 2001                 $11,540             $10,591
Jun 30 2001                 $13,714             $12,112
Sep 30 2001                 $10,757              $9,595
Dec 31 2001                 $13,284             $11,617
Mar 31 2002                 $13,705             $12,080
Jun 30 2002                 $12,271             $11,071

    The Russell 2000 Index is a market capitalization weighted broad index of 2000 small capitalization U.S. companies.

    PERFORMANCE INFORMATION

                                                                ANNUALIZED
                                             YEAR ENDED        INCEPTION TO
                                           JUNE 30, 2002     JUNE 30, 2002(A)
                                          ----------------  -------------------
-------------------------------------------------------------------------------
SA U.S. Small Company Fund..............          (10.52)%             7.30%
Russell 2000 Index......................           (8.60)%             3.57%(b)

(a)  From Commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES

--------------------------------------------------------------------------------
SA International HBtM Fund

--------------------------------------------------------------------------------

    The Fund seeks to capture return premiums associated with international investing, high book-to-market ratios and market capitalization by generally investing in common stocks of large non-U.S. companies that it believes are value stocks at the time of purchase. The Fund primarily considers value stocks to be those of companies with high book values in relation to their market values. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income. During fiscal 2002, the Fund considered companies whose market capitalizations were at least $800 million to be large cap companies. The Fund's returns in fiscal 2002 generally reflected the performance of the international value sector.

    The international value sector in fiscal 2002 performed better than the domestic equity market, illustrating the benefit of international diversification. Individual international marketplaces included in the Fund were primarily down, but the weakening dollar helped increase the overall return. When the dollar decreases faster than foreign currencies, the movement increases the returns of the foreign markets in dollar terms.

 Comparison of Change in Value of a $10,000 Investment in SA International HBtM
                                      Fund
                         vs. the MSCI EAFE Value Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             SA INTERNATIONAL HBTM FUND  MSCI EAFE INDEX
Aug 5 1999                      $10,000          $10,000
Sep 30 1999                      $9,910           $9,919
Dec 31 1999                     $10,036          $10,803
Mar 31 2000                      $9,594          $10,598
Jun 30 2000                     $10,036          $10,747
Sep 30 2000                      $9,554           $9,887
Dec 31 2000                     $10,024           $9,628
Mar 31 2001                      $9,237           $8,313
Jun 30 2001                      $9,519           $8,241
Sep 30 2001                      $8,133           $7,091
Dec 31 2001                      $8,739           $7,586
Mar 31 2002                      $8,831           $7,630
Jun 30 2002                      $8,750           $7,482

    The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index is comprised of companies with the lowest book-to-market ratios (value) within the MSCI EAFE Index. The MSCI EAFE Index is an index of securities listed on the stock exchanges of 20 developed market countries other than the United States.

    PERFORMANCE INFORMATION

                                                                ANNUALIZED
                                             YEAR ENDED        INCEPTION TO
                                           JUNE 30, 2002     JUNE 30, 2002(A)
                                          ----------------  -------------------
-------------------------------------------------------------------------------
SA International HBtM Fund..............           (8.08)%             (9.21)%
MSCI EAFE Value Index...................           (4.50)%             (9.51)%(b)

(a)  From Commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

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SA International Small Company Fund

--------------------------------------------------------------------------------

    The Fund is a feeder fund that invests in the International Small Company Portfolio of DFA Investment Dimensions Group (the "Portfolio"). The Portfolio invests in the following four international series of The DFA Investment Trust
Company:

    THE JAPANESE SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of Japanese small companies that are traded in the Japanese securities markets.

    THE PACIFIC RIM SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of small companies located in Australia, New Zealand and Pacific Rim Asian countries, whose shares are traded principally in securities markets located in those countries.

    THE UNITED KINGDOM SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of United Kingdom small companies that are traded principally on the London Stock Exchange.

    THE CONTINENTAL SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of small companies organized in certain European countries, whose shares are traded principally in securities markets located in those countries. During fiscal 2002, the series was authorized to invest in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Spain, Sweden and Switzerland.

    Performance in fiscal 2002 was mixed across countries represented in the Fund during a year when the aggregate international small company returns outperformed the aggregate international large company returns. The Japanese series was down and the other three series were up for the fiscal year. The weakening dollar relative to the currencies of the other countries increased the local country performance relative to the U.S. When the dollar decreases faster than foreign currencies, the movement increases the returns of the foreign markets in dollar terms.

--------------------------------------------------------------------------------
SA International Small Company Fund
 (Continued)

--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in SA International Small
                                  Company Fund
        vs. the Salomon Smith Barney Extended Market Index -- EPAC (EMI)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             SA INTERNATIONAL SMALL CO. FUND  SALOMON SMITH BARNEY EMI
Aug 05 1999                          $10,000                   $10,000
Sep 30 1999                          $10,278                   $10,145
Dec 31 1999                          $10,259                   $10,024
Mar 31 2000                          $10,635                   $11,166
Jun 30 2000                          $10,584                   $11,019
Sep 30 2000                           $9,975                   $10,372
Dec 31 2000                           $9,500                    $9,816
Mar 31 2001                           $8,981                    $8,767
Jun 30 2001                           $9,576                    $8,983
Sep 30 2001                           $8,303                    $7,609
Dec 31 2001                           $8,468                    $8,206
Mar 31 2002                           $9,047                    $8,686
Jun 30 2002                           $9,621                    $8,868

    Salomon Smith Barney Extended Market Index -- EPAC (EMI) is compiled by Salomon Smith Barney. The EMI defines the small-capitalization equity universe, representing the bottom 20% of the available capitalization, and 75% of the number of issues, of each country in the Salomon Smith Barney Broad Market Index (SB BMI). The index is calculated gross of withholding taxes and is capitalization weighted.

    For comparative purposes, the SA International Small Company Fund uses a blended return which is calculated using the Fund's respective target weightings against corresponding EMI regions. For the period prior to April 1, 2002, the blended return was calculated using 35%, 35%, 15% and 15% of the Europe ex UK, Japan, United Kingdom and Asia Pacific ex Japan EMI Indexes, respectively. For the period subsequent to April 1, 2002, the blended return was calculated using 42%, 29%, 15% and 14% of the Europe ex UK, Japan, United Kingdom and Asia Pacific ex Japan EMI Indexes, respectively.

    PERFORMANCE INFORMATION

                                                                ANNUALIZED
                                             YEAR ENDED        INCEPTION TO
                                           JUNE 30, 2002     JUNE 30, 2002(A)
                                          ----------------  -------------------
-------------------------------------------------------------------------------
SA International Small Company Fund.....            0.47%              (1.32)%
Salomon Smith Barney Extended Market
  Index.................................           (1.28)%             (4.03)%(b)

(a)  From Commencement of operations (August 5, 1999)
(b) Performance for the benchmarks is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002

                                              FACE
                                             AMOUNT         VALUE+
---------------------------------------------------------------------
BONDS AND NOTES -- 93.2%
AUSTRALIA -- 1.0%
  New South Wales Treasury Corp.,
    7.000%, 4/01/04.....................  AUD 2,000,000  $  1,152,466
                                                         ------------

AUSTRIA -- 1.8%
  Bank Austria AG, 5.750%, 6/08/06......  USD 1,000,000     1,046,859
  Oesterreich Kontrollbank,
    5.500%, 1/20/06.....................  USD 1,000,000     1,039,734
                                                         ------------
                                                            2,086,593
                                                         ------------

CANADA -- 6.8%
  Alberta Municipal Financing Corp.,
    4.600%, 6/01/05.....................  CAD 4,300,000     2,845,611
  Canada Mortgage & Housing, 5.250%,
    12/01/06............................  CAD 1,800,000     1,198,854
  Canadian Government Bond, 7.000%,
    12/01/06............................  CAD 2,600,000     1,860,745
  Province of British Columbia, 4.625%,
    10/03/06............................  USD 2,000,000     2,027,208
                                                         ------------
                                                            7,932,418
                                                         ------------

DENMARK -- 0.8%
  Denmark Kingdom,
    5.375%, 9/15/03.....................  DKK  9,000,000      979,588
                                                         ------------

FRANCE -- 2.2%
  CDC Ixis, 4.125%, 11/21/06............  USD 1,500,000     1,479,895
  TotalFinaElf SA, 7.000%, 10/05/05.....  USD 1,000,000     1,082,930
                                                         ------------
                                                            2,562,825
                                                         ------------

GERMANY -- 1.8%
  Hypothekenbank in Essen,
    6.875%, 11/12/04....................  GBP   700,000     1,105,138
  Landwinschft Rentenbank,
    4.500%, 10/23/06....................  USD 1,000,000     1,007,064
                                                         ------------
                                                            2,112,202
                                                         ------------

NETHERLANDS -- 2.2%
  Rabobank Nederland,
    4.875%, 1/25/07.....................  USD 2,500,000     2,533,250
                                                         ------------

NORWAY -- 1.0%
  Eksportfinans A/S, 7.250%, 4/07/04....  AUD 2,000,000     1,150,089
                                                         ------------

SWEDEN -- 2.2%
  Kommuninvest Oerebro,
    5.875%, 1/15/04.....................  SEK  5,000,000      546,805
  Swedish Export Credit Corp., 4.750%,
    12/20/06............................  CAD 3,000,000     1,955,620
                                                         ------------
                                                            2,502,425
                                                         ------------

UNITED KINGDOM -- 1.8%
  Abbey National Treasury Service,
    6.500%, 3/05/04.....................  GBP   700,000     1,089,477
  Glaxo Wellcome PLC,
    6.125%, 1/25/06.....................  USD 1,000,000     1,056,004
                                                         ------------
                                                            2,145,481
                                                         ------------
                                              FACE
                                             AMOUNT         VALUE+
---------------------------------------------------------------------

UNITED STATES -- 71.6%
  Abbott Laboratories,
    6.400%, 12/01/06....................  USD 2,500,000  $  2,680,263
  Asian Development Bank,
    4.875%, 2/05/07.....................  USD 2,500,000     2,561,288
  Citigroup, Inc.,
    5.750%, 5/10/06.....................  USD 2,700,000     2,811,340
  European Investment Bank,
    4.625%, 3/01/07.....................  USD 2,000,000     2,012,384
  Federal Home Loan Bank,
    4.125%, 11/15/06....................  USD 4,500,000     4,475,961
  Federal Home Loan Bank,
    4.875%, 11/15/06....................  USD 15,500,000   15,938,681
  Federal Home Loan Bank,
    4.875%, 2/15/07.....................  USD 4,000,000     4,087,336
  Federal Home Loan Bank,
    5.250%, 8/15/06.....................  USD 2,000,000     2,080,860
  Federal Home Loan Bank,
    6.375%, 8/15/06.....................  USD 1,000,000     1,082,624
  Federal Home Loan Mortgage Corp.,
    4.875%, 3/15/07.....................  USD 6,000,000     6,139,266
  Federal Home Loan Mortgage Corp.,
    6.700%, 1/05/07.....................  USD 1,400,000     1,537,903
  Federal National Mortgage Association,
    5.000%, 1/15/07.....................  USD 10,000,000   10,283,300
  Federal National Mortgage Association,
    5.250%, 4/15/07.....................  USD 5,500,000     5,708,472
  Heller Financial, Inc.,
    6.375%, 3/15/06.....................  USD 1,000,000     1,068,043
  Intermediate American Development
    Bank,
    6.625%, 3/07/07.....................  USD 2,500,000     2,735,512
  International Finance Corp., 4.750%,
    4/30/07.............................  USD 2,800,000     2,842,022
  JP Morgan Chase & Co.,
    5.350%, 3/01/07.....................  USD 1,500,000     1,520,163
  JP Morgan Chase & Co.,
    5.625%, 8/15/06.....................  USD 1,000,000     1,032,371
  KfW International Finance, Inc.,
    4.750%, 1/24/07.....................  USD 2,500,000     2,536,235
  Merck & Co., Inc.,
    5.250%, 7/01/06.....................  USD 1,000,000     1,027,329
  Novartis AG, 6.625%, 10/18/05.........  USD 1,000,000     1,078,025
  Procter & Gamble Co.,
    4.750%, 6/15/07.....................  USD 3,000,000     3,030,858
  The Gillette Co.,
    5.000%, 12/21/06....................  USD 1,000,000     1,017,618
  Wal-Mart Stores, Inc.,
    5.450%, 8/01/06.....................  USD 1,500,000     1,565,832
  Wal-Mart Stores, Inc.,
    8.000%, 9/15/06.....................  USD 1,000,000     1,131,874
  Wells Fargo & Co., 5.900%, 5/21/06....  USD 1,000,000     1,044,319
                                                         ------------
                                                           83,029,879
                                                         ------------
  TOTAL BONDS AND NOTES
    (Identified Cost $105,576,742)......                  108,187,216
                                                         ------------

--------------------------------------------------------------------------------
SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

---------------------------------------------------------------------
                                              FACE
                                             AMOUNT         VALUE+
SHORT-TERM INVESTMENTS -- 5.1%

UNITED STATES -- 5.1%
  Barton Capital Corp.,
    1.780%, 7/19/02.....................  USD 1,000,000  $    999,110
  Sheffield Receivables Corp., 1.780%,
    7/05/02.............................  USD 1,000,000       999,802
  SSgA Government Money
    Market Fund.........................  USD   449,000       449,000
  SSgA Money Market Fund................  USD   932,441       932,441
  Windmill Financial Corp.,
    1.780%, 7/08/02.....................  USD 1,500,000     1,499,481
  Windmill Financial Corp.,
    1.780%, 7/16/02.....................  USD 1,000,000       999,258
                                                         ------------
                                                            5,879,092
                                                         ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $5,879,092)........                    5,879,092
                                                         ------------


---------------------------------------------------------------
TOTAL INVESTMENTS -- 98.3%
  (IDENTIFIED COST $111,455,834)#.................  114,066,308
  Cash and Other Assets, Less
    Liabilities -- 1.7%...........................    1,956,103
                                                    -----------
NET ASSETS -- 100%................................  $116,022,411
                                                    ===========

  +  See Note 1.
  # At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $111,455,834. Net unrealized appreciation aggregated $2,610,474 of which $2,625,265 related to appreciated investment securities and $14,791 related to depreciated investment securities.
Key to abbreviations:
AUD  -- Australian Dollar
CAD  -- Canadian Dollar
DKK  -- Danish Krone
GBP  -- British Pound
SEK  -- Swedish Krona
USD  -- U.S. Dollar

Ten Largest Sector Holdings at June 30, 2002
(As a percentage of Net Assets):

Industry                          Percentage
--------                          -----------
Government Agency                    44.3%
Foreign Government/Agency            13.0%
Financial Services                   11.7%
Supranational Organizations           8.8%
Banks                                 7.6%
Health Care -- Drugs                  5.0%
Diversified Operations                2.6%
Retail -- General                     2.3%
Oil & Gas                             0.9%
Other                                 1.2%

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002

                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS -- 96.3%

ADVERTISING -- 0.3%
  Catalina Marketing Corp.*.............       800   $    22,576
  Getty Images, Inc.*...................       600        13,062
  Interpublic Group of Cos., Inc........     3,770        93,345
  Lamar Advertising Co. Class A*........       700        26,047
  Omnicom Group, Inc....................     1,800        82,440
  TMP Worldwide, Inc.*..................     1,800        38,700
                                                     -----------
                                                         276,170
                                                     -----------
AEROSPACE/DEFENSE -- 1.5%
  Alliant Techsystems, Inc.*............       675        43,065
  Boeing Co.............................     8,000       360,000
  General Dynamics Corp.................     2,400       255,240
  Goodrich Corp.........................       600        16,392
  Honeywell International, Inc..........     8,200       288,886
  Northrop Grumman Corp.................     1,087       135,875
  Raytheon Co...........................     3,900       158,925
  Rockwell Collins......................     1,800        49,356
  The Titan Corp.*......................       600        10,974
  United Technologies Corp..............     4,700       319,130
                                                     -----------
                                                       1,637,843
                                                     -----------

AGRICULTURAL OPERATIONS -- 0.1%
  AGCO Corp.............................     1,200        23,400
  Monsanto Co...........................     3,100        55,180
                                                     -----------
                                                          78,580
                                                     -----------

AIRLINES -- 0.3%
  Alaska Air Group, Inc.*...............       700        18,270
  AMR Corp.*............................     3,000        50,580
  Atlantic Coast Airlines Holdings,
    Inc.*...............................       500        10,850
  Continental Airlines, Inc.
    Class B*............................       600         9,468
  Delta Air Lines, Inc..................     1,500        30,000
  Northwest Airlines Corp. Class A*.....       500         6,030
  SkyWest, Inc..........................       600        14,034
  Southwest Airlines Co.................     9,300       150,288
                                                     -----------
                                                         289,520
                                                     -----------

APPLIANCES -- 0.0%
  Maytag Corp...........................       500        21,325
  Whirlpool Corp........................       300        19,608
                                                     -----------
                                                          40,933
                                                     -----------

AUTO & RELATED -- 1.2%
  American Axle & Manufacturing
    Holdings, Inc.*.....................       600        17,844
  AutoZone, Inc.*.......................     1,100        85,030
  BorgWarner, Inc.......................       300        17,328
  Collins & Aikman Corp.*...............       560         5,096
  Cummins Engine Co., Inc...............       500        16,550
  Dana Corp.............................     1,500        27,795
  Delphi Automotive Systems Corp........     6,700        88,440
  Dollar Thrifty Automotive Group,
    Inc.*...............................       500        12,950
  Ford Motor Co.........................    17,400       278,400
  General Motors Corp...................     5,600       299,320
  Harley-Davidson, Inc..................     3,000   $   153,810
                                           SHARES      VALUE+
----------------------------------------------------------------
  Johnson Controls, Inc.................       700        57,127
  Lear Corp.*...........................       700        32,375
  Navistar International Corp...........     1,200        38,400
  O'Reilly Automotive, Inc.*............     1,000        27,560
  PACCAR, Inc...........................       750        33,293
  Tower Automotive, Inc.*...............     1,100        15,345
  TRW, Inc..............................     1,000        56,980
  United Rentals, Inc.*.................       600        13,080
  Visteon Corp..........................     1,800        25,560
                                                     -----------
                                                       1,302,283
                                                     -----------

BANKS/SAVINGS & LOANS -- 5.8%
  Associated Banc-Corp..................       913        34,429
  Astoria Financial Corp................     1,100        35,255
  BancorpSouth, Inc.....................       700        14,140
  Bank of America Corp..................    15,400     1,083,544
  Bank of New York Co., Inc.............     7,300       246,375
  Bank One Corp.........................     9,300       357,864
  Banknorth Group, Inc..................     1,400        36,428
  BB&T Corp.............................     4,545       175,437
  BOK Financial Corp....................       636        21,281
  Capitol Federal Financial.............       600        15,648
  Charter One Financial, Inc............     1,755        60,337
  City National Corp....................       300        16,125
  Comerica, Inc.........................     1,800       110,520
  Commerce Bancshares, Inc..............       815        36,056
  Commercial Federal Corp...............       600        17,400
  Community First Bankshares, Inc.......       500        13,045
  Compass Bancshares, Inc...............     2,400        80,640
  F.N.B. Corp...........................       525        14,417
  Fifth Third Bancorp...................     5,850       389,902
  First Charter Corp....................       600        10,848
  First Financial Bancorp...............       630        12,329
  First Tennessee National Corp.........     2,500        95,750
  First Virginia Banks, Inc.............       300        16,086
  FleetBoston Financial Corp............     8,408       271,999
  Fulton Financial Corp.................     1,412        26,729
  Golden State Bancorp, Inc.............     1,600        58,000
  Golden West Financial Corp............     1,600       110,048
  Greater Bay Bancorp...................       400        12,304
  GreenPoint Financial Corp.............     1,200        58,920
  Hibernia Corp. Class A................     1,900        37,601
  Hudson City Bancorp, Inc..............     1,600        31,600
  Hudson United Bancorp.................       500        14,280
  Huntington Bancshares, Inc............     3,000        58,260
  Independence Community Bank Corp......       700        20,489
  M&T Bank Corp.........................       900        77,184
  Marshall & Ilsley Corp................     1,800        55,674
  Mercantile Bankshares Corp............       400        16,412
  National Commerce Financial Corp......     2,500        65,750
  New York Community Bancorp, Inc.......       918        24,492
  North Fork Bancorp., Inc..............     1,600        63,696
  Northern Trust Corp...................     1,800        79,308
  Ocwen Financial Corp.*................     1,100         6,050
  Old National Bancorp..................       463        11,783

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
BANKS/SAVINGS & LOANS  (CONTINUED)
  People's Bank.........................       500   $    13,055
  PNC Bank Corp.........................     2,800       146,384
  Provident Financial Group, Inc........       400        11,604
  Republic Bancorp, Inc.................     1,100        16,434
  Riggs National Corp...................       500         7,455
  Roslyn Bancorp, Inc...................       900        19,647
  Silicon Valley Bancshares*............       500        13,180
  SouthTrust Corp.......................     3,600        94,032
  Sovereign Bancorp, Inc................     2,500        37,375
  Staten Island Bancorp, Inc............       800        15,360
  Sun Trust Banks, Inc..................     3,000       203,160
  TCF Financial Corp....................       500        24,550
  The Colonial BancGroup, Inc...........     1,100        16,500
  TrustCo Bank Corp. NY.................     1,380        18,175
  Trustmark Corp........................       600        15,330
  U.S. Bancorp..........................    19,115       446,335
  UnionBanCal Corp......................     1,600        74,960
  United Bankshares, Inc................       500        14,690
  Valley National Bancorp...............     1,125        31,275
  Wachovia Corp.........................    14,700       561,246
  Washington Federal, Inc...............       550        13,893
  Washington Mutual, Inc................     7,950       295,024
  Webster Financial Corp................       500        19,120
  Westamerica Bancorp...................       500        19,590
  Westcorp..............................       500        15,975
  Whitney Holding Corp..................       450        13,833
  Zions Bancorp.........................     2,700       140,670
                                                     -----------
                                                       6,293,287
                                                     -----------

BROADCASTING -- 0.4%
  Charter Communications, Inc.
    Class A*............................     2,900        11,832
  Clear Channel Communications, Inc.*...     4,800       153,696
  Entravision Communications Corp.*.....       800         9,800
  Fox Entertainment Group, Inc.
    Class A*............................     3,600        78,300
  Hearst-Argyle Television, Inc.*.......       500        11,275
  Hispanic Broadcasting Corp.*..........     1,000        26,100
  Mediacom Communications Corp.*........     1,500        11,685
  Paxson Communications Corp.*..........     1,000         5,500
  Sinclair Broadcast Group, Inc.
    Class A*............................     2,200        32,032
  Univision Communications, Inc.
    Class A*............................     1,300        40,820
                                                     -----------
                                                         381,040
                                                     -----------

BUILDING & CONSTRUCTION -- 0.5%
  Centex Corp...........................       500        28,895
  Clayton Homes, Inc....................     1,900        30,020
  D.R. Horton, Inc......................     1,450        37,744
  Fleetwood Enterprises, Inc............       700         6,090
  Granite Construction, Inc.............       500        12,650
  Jacobs Engineering Group, Inc.*.......       600        20,868
  KB HOME...............................       900        46,359
  Lafarge Corp..........................       500        17,575
  Lennar Corp...........................       500        30,600
  Martin Marietta Materials, Inc........       500        19,500
  Masco Corp............................     4,600       124,706
                                           SHARES      VALUE+
----------------------------------------------------------------
  Modine Manufacturing Co...............       400   $     9,832
  Pulte Corp............................       500        28,740
  Simpson Manufacturing Co., Inc.*......       200        11,426
  Texas Industries, Inc.................       300         9,447
  The Shaw Group, Inc.*.................       500        15,350
  Toll Brothers, Inc.*..................       700        20,510
  Vulcan Materials Co...................     1,000        43,800
  York International Corp...............       500        16,895
                                                     -----------
                                                         531,007
                                                     -----------

BUSINESS SERVICES -- 1.7%
  Acxiom Corp.*.........................       900        15,741
  American Management Systems, Inc.*....       700        13,377
  Automatic Data Processing, Inc........     5,000       217,750
  BEA Systems, Inc.*....................     4,800        45,648
  Cendant Corp.*........................    12,448       197,674
  Ceridian Corp.*.......................     1,500        28,470
  Certegy, Inc.*........................       300        11,133
  ChoicePoint, Inc.*....................     1,066        48,471
  Cintas Corp...........................     3,400       168,062
  CSG Systems International, Inc.*......       500         9,570
  Ecolab, Inc...........................     1,300        60,099
  Electronic Data Systems Corp..........     4,800       178,320
  Expeditors International of
    Washington, Inc.....................       600        19,896
  First Data Corp.......................     7,600       282,720
  Fiserv, Inc.*.........................     1,550        56,900
  Global Payments, Inc..................       240         7,140
  Harte-Hanks, Inc......................     2,550        52,403
  i2 Technologies, Inc.*................     4,220         6,246
  Iron Mountain, Inc.*..................       700        21,595
  John H. Harland Co....................       500        14,100
  Keane, Inc.*..........................       700         8,680
  Kelly Services, Inc. Class A..........       500        13,505
  Manpower, Inc.........................       500        18,375
  MPS Group, Inc.*......................     1,400        11,900
  NCO Group, Inc.*......................       500        11,045
  Paychex, Inc..........................     3,750       117,337
  Robert Half International, Inc.*......     2,100        48,930
  SEI Investments Co....................     1,100        30,987
  TeleTech Holdings, Inc.*..............       900         8,586
  Tetra Tech, Inc.*.....................       625         9,188
  The Corporate Executive Board Co.*....       500        17,125
  The Reynolds & Reynolds Co.
    Class A.............................       500        13,975
  Westwood One, Inc.*...................     1,300        43,446
                                                     -----------
                                                       1,808,394
                                                     -----------

CHEMICALS -- 1.3%
  Air Products & Chemicals, Inc.........     2,300       116,081
  Airgas, Inc.*.........................       800        13,840
  Albemarle Corp........................       500        15,375
  Ashland, Inc..........................       400        16,200
  Cabot Corp............................       400        11,460
  Crompton Corp.........................     1,100        14,025
  Cytec Industries, Inc.*...............       500        15,720
  Dow Chemical Co.......................     7,200       247,536

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
CHEMICALS  (CONTINUED)
  E.I. du Pont de Nemours & Co..........     9,900   $   439,560
  Eastman Chemical Co...................       800        37,520
  Engelhard Corp........................     1,300        36,816
  Great Lakes Chemical Corp.............       300         7,947
  Hercules, Inc.*.......................     1,300        15,080
  IMC Global, Inc.......................     1,800        22,500
  International Specialty Products,
    Inc.*...............................     4,800        36,960
  Lubrizol Corp.........................       500        16,750
  Lyondell Chemical Co..................     1,900        28,690
  Millennium Chemicals, Inc.............       600         8,430
  Olin Corp.............................       700        15,505
  Praxair, Inc..........................     1,600        91,152
  Rohm & Haas Co........................     1,800        72,882
  RPM, Inc..............................       900        13,725
  Sigma-Aldrich Corp....................       900        45,135
  Solutia, Inc..........................     1,100         7,722
  The Valspar Corp......................       500        22,570
                                                     -----------
                                                       1,369,181
                                                     -----------

COMMERCIAL SERVICES -- 0.1%
  Arbitron, Inc.*.......................       300         9,360
  Convergys Corp.*......................     2,100        40,908
  Deluxe Corp...........................       600        23,334
  Plexus Corp.*.........................       500         9,050
  Polycom, Inc.*........................     1,000        11,990
  Quanta Services, Inc.*................     1,300        12,831
  Quintiles Transnational Corp.*........     1,400        17,486
  Veritas DGC, Inc.*....................       500         6,300
                                                     -----------
                                                         131,259
                                                     -----------
COMMUNICATIONS EQUIPMENT -- 0.1%
  Andrew Corp.*.........................       700        10,444
  L-3 Communications Holdings, Inc.*....       400        21,600
  UTStarcom, Inc.*......................     1,600        32,272
                                                     -----------
                                                          64,316
                                                     -----------

COMPUTERS -- 2.2%
  Apple Computer, Inc.*.................     3,500        62,020
  Dell Computer Corp.*..................    25,700       671,798
  Gateway, Inc.*........................     3,200        14,208
  Hewlett-Packard Co....................    28,701       438,551
  International Business Machines
    Corp................................    17,100     1,231,200
                                                     -----------
                                                       2,417,777
                                                     -----------

COMPUTER EQUIPMENT -- 1.4%
  Adaptec, Inc..........................     1,200         9,468
  Advanced Digital Information Corp.*...     1,000         8,430
  Brocade Communications Systems,
    Inc.*...............................     3,300        57,684
  Electronics for Imaging, Inc.*........       600         9,546
  EMC Corp..............................    26,700       201,585
  Emulex Corp.*.........................       800        18,008
  Ingram Micro, Inc. Class A*...........     1,500        20,625
  Insight Enterprises, Inc.*............       500        12,595
  Intel Corp............................    58,600     1,070,622
  Maxtor Corp.*.........................     2,400        10,848
                                           SHARES      VALUE+
----------------------------------------------------------------
  Mentor Graphics Corp.*................       600   $     8,532
  Palm, Inc.*...........................     8,138        14,323
  Silicon Storage Technology, Inc.*.....     1,100         8,580
  Storage Technology Corp.*.............       800        12,776
  VERITAS Software Corp.*...............     4,000        79,160
  Western Digital Corp.*................     2,800         9,100
                                                     -----------
                                                       1,551,882
                                                     -----------

COMPUTER SERVICES -- 1.6%
  Affiliated Computer Services, Inc.
    Class A*............................     1,800        85,464
  Avocent Corp.*........................       500         7,960
  Cadence Design Systems, Inc.*.........     3,500        56,420
  CDW Computer Centers, Inc.*...........     1,100        51,491
  Cisco Systems, Inc.*..................    58,600       817,470
  Computer Sciences Corp.*..............     1,400        66,920
  Compuware Corp.*......................     5,200        31,564
  Diebold, Inc..........................       700        26,068
  DST Systems, Inc.*....................     1,000        45,710
  Extreme Networks, Inc.*...............     1,400        14,126
  FactSet Research Systems, Inc.........       500        14,885
  Intergraph Corp.*.....................       700        12,208
  Jack Henry & Associates, Inc..........     1,100        18,359
  NCR Corp.*............................     1,000        34,600
  Network Appliance, Inc.*..............     4,700        58,468
  Perot Systems Corp. Class A*..........     1,700        18,513
  Sun Microsystems, Inc.*...............    37,500       187,875
  SunGard Data Systems, Inc.*...........     3,900       103,272
  Sybase, Inc.*.........................       700         7,385
  The BISYS Group, Inc.*................     1,000        33,300
  Unisys Corp.*.........................     4,500        40,500
                                                     -----------
                                                       1,732,558
                                                     -----------

COMPUTER SOFTWARE -- 4.0%
  3Com Corp.*...........................     3,500        15,400
  Activision, Inc.*.....................       500        14,530
  Adobe Systems, Inc....................     2,400        68,400
  Advent Software, Inc.*................       300         7,710
  Autodesk, Inc.........................     1,000        13,250
  BMC Software, Inc.*...................     2,900        48,140
  Borland Software Corp.*...............       800         8,240
  CheckFree Corp.*......................       700        10,948
  Citrix Systems, Inc.*.................     1,500         9,060
  Computer Associates International,
    Inc.................................     5,800        92,162
  Electronic Arts, Inc.*................     2,000       132,100
  Internet Security Systems, Inc.*......       600         7,872
  Intuit, Inc.*.........................     1,700        84,524
  J.D. Edwards & Co.*...................       900        10,935
  Mercury Interactive Corp.*............     1,000        22,960
  Microsoft Corp.*......................    53,300     2,915,510
  National Instruments Corp.*...........       500        16,280
  NetIQ Corp.*..........................       500        11,315
  Network Associates, Inc.*.............     2,600        50,102
  Novell, Inc.*.........................     2,200         7,062
  NVIDIA Corp.*.........................     1,700        29,206
  Oracle Corp.*.........................    48,400       458,348

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER SOFTWARE  (CONTINUED)
  Parametric Technology Corp.*..........     4,200   $    14,406
  PeopleSoft, Inc.*.....................     3,100        46,128
  Quest Software, Inc.*.................     1,100        15,983
  Rational Software Corp.*..............     1,900        15,599
  Red Hat, Inc.*........................     1,700         9,979
  SERENA Software, Inc.*................     1,000        13,697
  Siebel Systems, Inc.*.................     4,700        66,834
  Symantec Corp.*.......................     1,000        32,850
  Take-Two Interactive Software,
    Inc.*...............................       500        10,295
  THQ, Inc.*............................       500        14,910
  TIBCO Software, Inc.*.................     1,200         6,672
  WebMD Corp.*..........................     3,700        20,831
                                                     -----------
                                                       4,302,238
                                                     -----------

CONSUMER PRODUCTS -- 2.3%
  Avon Products, Inc....................     2,400       125,376
  Blyth, Inc............................       500        15,610
  Clorox Co.............................     2,300        95,105
  Colgate-Palmolive Co..................     5,700       285,285
  Energizer Holdings, Inc.*.............       800        21,936
  Estee Lauder Companies, Inc.
    Class A.............................     1,000        35,200
  Fortune Brands, Inc...................     1,500        84,000
  Gillette Co...........................    10,600       359,022
  Hasbro, Inc...........................     1,700        23,052
  International Flavors & Fragrances,
    Inc.................................       500        16,245
  Mattel, Inc...........................     4,300        90,644
  Newell Rubbermaid, Inc................     2,700        94,662
  Playtex Products, Inc.*...............     1,000        12,950
  Procter & Gamble Co...................    13,000     1,160,900
  The Dial Corp.........................       900        18,018
  The Scotts Co. Class A*...............       300        13,620
  The Yankee Candle Co., Inc.*..........     1,100        29,799
  Tupperware Corp.......................       600        12,474
                                                     -----------
                                                       2,493,898
                                                     -----------
CONTAINERS & GLASS -- 0.0%
  Crown Cork & Seal Co., Inc............     1,500        10,275
  Owens-Illinois, Inc.*.................     1,700        23,358
                                                     -----------
                                                          33,633
                                                     -----------
CONTAINERS-PAPER/PLASTIC -- 0.1%
  Bemis Co., Inc........................       300        14,250
  Longview Fibre Co.....................       900         8,478
  Sealed Air Corp.*.....................     1,000        40,270
  Smurfit-Stone Container Corp.*........     2,900        44,718
  Sonoco Products Co....................     1,000        28,320
                                                     -----------
                                                         136,036
                                                     -----------

DISTRIBUTION/WHOLESALE -- 0.1%
  Fastenal Co...........................       400        15,404
  Genuine Parts Co......................     1,400        48,818
  Grainger, Inc.........................     1,100        55,110
  International Multifoods Corp.*.......       900        23,400
  United Stationers, Inc.*..............       500        15,200
                                                     -----------
                                                         157,932
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

DIVERSIFIED OPERATIONS -- 1.7%
  3M Co.................................     3,900   $   479,700
  Carlisle Cos., Inc....................       600        26,988
  Cooper Industries Ltd. Class A*.......     1,100        43,230
  Corning, Inc..........................    14,400        51,120
  Crane Co..............................       500        12,690
  Danaher Corp..........................     1,400        92,890
  EnPro Industries, Inc.*...............       120           630
  Federal Signal Corp...................       600        14,400
  Fidelity National Financial, Inc......     1,155        36,498
  Harsco Corp...........................       500        18,750
  Hawaiian Electric Industries, Inc.....       300        12,765
  Hillenbrand Industries, Inc...........     1,300        72,995
  Illinois Tool Works, Inc..............     3,100       211,730
  ITT Industries, Inc...................       500        35,300
  Lancaster Colony Corp.................       500        17,830
  Lockheed Martin Corp..................     4,500       312,750
  Pentair, Inc..........................       500        24,040
  PerkinElmer, Inc......................     8,200        90,610
  Pittston Brink's Group................       500        12,000
  PPG Industries, Inc...................     1,400        86,660
  Sensient Technologies Corp............       600        13,656
  SPS Technologies, Inc.*...............       300        11,451
  Teleflex, Inc.........................       500        28,575
  Textron, Inc..........................     1,100        51,590
  Trinity Industries, Inc...............       600        12,432
  Tyco International Ltd................       259         3,499
  Viad Corp.............................     1,100        28,600
                                                     -----------
                                                       1,803,379
                                                     -----------

EDUCATION -- 0.1%
  Apollo Group, Inc. Class A*...........     1,650        65,043
  Career Education Corp.*...............       500        22,500
  DeVry, Inc.*..........................       600        13,704
  Education Management Corp.*...........       500        20,365
  Renaissance Learning, Inc.*...........       500        10,110
  Sylvan Learning Systems, Inc.*........       500         9,970
                                                     -----------
                                                         141,692
                                                     -----------

ELECTRIC UTILITIES -- 0.0%
  Great Plains Energy, Inc..............     1,200        24,420
  Weststar Energy, Inc..................       500         7,675
                                                     -----------
                                                          32,095
                                                     -----------

ELECTRICAL EQUIPMENT -- 2.5%
  Axcelis Technologies, Inc.*...........     1,200        13,560
  Belden, Inc...........................       500        10,420
  Cable Design Technologies Corp.*......     1,100        11,275
  Credence Systems Corp.*...............       700        12,439
  Fairchild Semiconductor Corp.
    Class A*............................     1,200        29,160
  General Electric Co...................    79,500     2,309,475
  KEMET Corp.*..........................     1,500        26,790
  Lincoln Electric Holdings, Inc........       900        24,210
  LTX Corp.*............................       600         8,568
  Microchip Technology, Inc.*...........     1,650        45,259
  Micron Technology, Inc.*..............     6,000       121,320
  Molex, Inc............................       800        26,824

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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
ELECTRICAL EQUIPMENT  (CONTINUED)
  Semtech Corp.*........................       600   $    16,020
  Xilinx, Inc.*.........................     3,400        76,262
                                                     -----------
                                                       2,731,582
                                                     -----------

ELECTRONICS -- 2.5%
  Advanced Micro Devices, Inc.*.........     5,700        55,404
  Agere Systems, Inc. Class A*..........       368           515
  Agere Systems, Inc. Class B*..........     9,048        13,572
  Agilent Technologies, Inc.*...........     5,600       132,440
  Altera Corp.*.........................     5,400        73,440
  Amkor Technology, Inc.*...............     2,600        16,172
  Amphenol Corp. Class A*...............       300        10,800
  Analog Devices, Inc.*.................     5,100       151,470
  Anixter International, Inc.*..........       600        14,100
  Applied Materials, Inc.*..............    13,200       251,064
  Applied Micro Circuits Corp.*.........     3,600        17,028
  Arrow Electronics, Inc.*..............     1,000        20,750
  Asyst Technologies, Inc.*.............       700        14,245
  Atmel Corp.*..........................     5,600        35,056
  Avnet, Inc............................     1,422        31,270
  AVX Corp..............................     1,400        22,862
  Broadcom Corp. Class A*...............     2,500        43,850
  Coherent, Inc.*.......................       200         5,964
  Cree, Inc.*...........................       600         7,938
  Curtiss-Wright Corp. Class B..........        19         1,436
  Cypress Semiconductor Corp.*..........     1,400        21,252
  DuPont Photomasks, Inc.*..............       200         6,632
  Emerson Electric Co...................     5,900       315,709
  Entegris, Inc.*.......................     1,000        14,600
  ESS Technology, Inc.*.................       600        10,524
  Exar Corp.*...........................       600        11,832
  General Motors Corp. Class H*.........     1,700        17,680
  Gentex Corp.*.........................       700        19,229
  Hubbell, Inc. Class B.................       500        17,075
  Integrated Circuit Systems, Inc.*.....       900        18,171
  Integrated Device Technology, Inc.*...     1,300        23,582
  International Rectifier Corp.*........       400        11,660
  Intersil Corp. Class A*...............     1,100        23,518
  Jabil Circuit, Inc.*..................     2,000        42,220
  KLA-Tencor Corp.*.....................     1,500        65,985
  Kopin Corp.*..........................     1,200         7,920
  Lam Research Corp.*...................     1,300        23,374
  Lattice Semiconductor Corp.*..........     1,100         9,559
  Linear Technology Corp................     3,200       100,576
  LSI Logic Corp.*......................     3,700        32,375
  Maxim Integrated Products, Inc.*......     3,336       127,869
  Micrel, Inc.*.........................       900        12,942
  MKS Instruments, Inc.*................       500        10,035
  National Semiconductor Corp.*.........     1,800        52,506
  Novellus Systems, Inc.*...............     1,456        49,504
  PMC-Sierra, Inc.*.....................     2,300        21,321
  QLogic Corp.*.........................       500        19,050
  Rambus, Inc.*.........................     4,400        17,996
  Rockwell International Corp...........     1,800        35,964
  Sanmina Corp.*........................     5,220   $    32,938
                                           SHARES      VALUE+
----------------------------------------------------------------
  Silicon Laboratories, Inc.*...........       500        13,995
  Solectron Corp.*......................     8,200        50,430
  Synopsys, Inc.*.......................       500        27,405
  Tech Data Corp.*......................       800        30,280
  Technitrol, Inc.......................       500        11,650
  Tektronix, Inc.*......................     2,000        37,420
  Teradyne, Inc.*.......................     2,200        51,700
  Texas Instruments, Inc................    13,900       329,430
  Thermo Electron Corp..................     1,795        29,618
  Thomas & Betts Corp...................       500         9,300
  TriQuint Semiconductor, Inc.*.........     1,300         8,333
  Vishay Intertechnology, Inc.*.........     1,400        30,800
                                                     -----------
                                                       2,723,335
                                                     -----------

ENERGY -- 1.3%
  Aquila, Inc...........................     1,700        13,600
  ChevronTexaco Corp....................    10,656       943,056
  DTE Energy Co.........................     1,300        58,032
  Energy East Corp......................     1,300        29,380
  Entergy Corp..........................     1,800        76,392
  Kinder Morgan, Inc....................     2,300        87,446
  Progress Energy, Inc..................     2,200       114,422
  RGS Energy Group, Inc.................       400        15,680
  Sempra Energy.........................     2,500        55,325
                                                     -----------
                                                       1,393,333
                                                     -----------

ENVIROMENTAL SERVICES -- 0.0%
  Rollins, Inc..........................       600        12,204
                                                     -----------

FACILITY SERVICES -- 0.0%
  ABM Industries, Inc...................       800        13,888
                                                     -----------

FINANCIAL SERVICES -- 7.8%
  A.G. Edwards, Inc.....................     1,700        66,079
  Affiliated Managers Group, Inc.*......       200        12,300
  Ambac Financial Group, Inc............     1,050        70,560
  American Capital Strategies Ltd.......       500        13,735
  American Express Co...................    13,400       486,688
  AmeriCredit Corp.*....................     1,000        28,050
  Ameritrade Holding Corp. Class A*.....     1,600         7,328
  AmSouth Bancorporation................     3,600        80,568
  Bank of Hawaii Corp...................     2,500        70,000
  Capital One Financial Corp............     2,200       134,310
  Charles Schwab Corp...................    16,400       183,680
  Citigroup, Inc........................    40,833     1,582,279
  Citizens Banking Corp.................       500        14,320
  Commerce Bancorp, Inc.................       500        22,100
  Concord EFS, Inc.*....................     5,100       153,714
  Countrywide Credit Industries, Inc....     3,000       144,750
  Cullen/ Frost Bankers, Inc............       500        17,975
  Dun & Bradstreet Corp.*...............       500        16,525
  E*Trade Group, Inc.*..................     5,700        31,122
  Eaton Vance Corp......................       600        18,720
  Equifax, Inc..........................     1,200        32,400
  First Commonwealth Financial Corp.....     1,200        16,188
  First Midwest Bancorp, Inc............       500        13,890

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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
FINANCIAL SERVICES  (CONTINUED)
  FirstMerit Corp.......................     1,000   $    27,580
  Franklin Resources, Inc...............     2,600       110,864
  H&R Block, Inc........................     1,500        69,225
  Household International, Inc..........     3,700       183,890
  IndyMac Bancorp, Inc.*................       500        11,340
  Interactive Data Corp.*...............       900        13,266
  Investment Technology Group, Inc.*....       500        16,350
  J.P. Morgan Chase & Co................    24,140       818,829
  John Hancock Financial Services,
    Inc.................................     3,000       105,600
  KeyCorp...............................     4,300       117,390
  Knight Trading Group, Inc.*...........       600         3,144
  LaBranche & Co., Inc.*................       500        11,450
  Legg Mason, Inc.......................       800        39,472
  Lehman Brothers Holdings, Inc.........     4,400       275,088
  MBIA, Inc.............................     1,200        67,836
  MBNA Corp.............................     8,500       281,095
  Mellon Financial Corp.................     4,400       138,292
  Merrill Lynch & Co., Inc..............     6,700       271,350
  Morgan Stanley Dean Witter & Co.......    11,000       473,880
  National City Corp....................     6,100       202,825
  National Processing, Inc.*............       600        15,480
  Neuberger Berman, Inc.................       800        29,280
  PRG-Schultz International, Inc.*......     1,000        12,310
  Protective Life Corp..................       500        16,550
  Providian Financial Corp..............     2,800        16,464
  Raymond James Financial, Inc..........       600        17,082
  Regions Financial Corp................     4,400       154,660
  Sky Financial Group, Inc..............       700        14,805
  SLM Corp..............................     1,600       155,040
  Southwest Bancorporation of Texas,
    Inc.*...............................       500        18,110
  State Street Corp.....................     3,300       147,510
  Stilwell Financial, Inc...............       400         7,280
  Susquehanna Bancshares, Inc...........       800        18,168
  Synovus Financial Corp................     2,900        79,808
  T. Rowe Price Group, Inc..............     1,200        39,456
  The Bear Stearns Cos., Inc............       900        55,080
  The Goldman Sachs Group, Inc..........     3,800       278,730
  UICI*.................................       700        14,140
  Union Planters Corp...................     4,050       131,098
  Waddell & Reed Financial, Inc.
    Class A.............................     1,000        22,920
  Wells Fargo & Co......................    13,600       680,816
  WFS Financial, Inc.*..................       500        13,705
  Wilmington Trust Corp.................       600        18,300
                                                     -----------
                                                       8,412,839
                                                     -----------

FOOD & BEVERAGES -- 4.3%
  Adolph Coors Co. Class B..............       200        12,460
  Anheuser-Busch Cos., Inc..............     7,100       355,000
  Archer-Daniels-Midland Co.............     6,577        84,120
  Campbell Soup Co......................     4,100       113,406
  Coca-Cola Co..........................    24,800     1,388,800
  Coca-Cola Enterprises, Inc............     4,500        99,360
  ConAgra, Inc..........................     5,400       149,310
  Constellation Brands, Inc. Class A....       800        25,600
  Corn Products International, Inc......       400   $    12,448
                                           SHARES      VALUE+
----------------------------------------------------------------
  Dean Foods Co.*.......................       856        31,929
  Dole Food Co., Inc....................       600        17,310
  Dreyer's Grand Ice Cream, Inc.........       500        34,300
  Fleming Cos., Inc.....................       600        10,890
  Flowers Foods, Inc.*..................       300         7,755
  General Mills, Inc....................     3,700       163,096
  H.J. Heinz Co.........................     3,100       127,410
  Hershey Foods Corp....................     1,100        68,750
  Hormel Foods Corp.....................     1,400        33,516
  Interstate Bakeries Corp..............     4,300       124,184
  Kellogg Co............................     4,900       175,714
  Kraft Foods, Inc. Class A.............     5,600       229,320
  McCormick & Co., Inc..................     1,500        38,625
  PepsiAmericas, Inc....................     3,400        50,796
  PepsiCo, Inc..........................    17,690       852,658
  Performance Food Group Co.*...........       400        13,544
  Smithfield Foods, Inc.*...............       800        14,840
  SYSCO Corp............................     8,000       217,760
  Tootsie Roll Industries, Inc..........       500        19,280
  Tyson Foods, Inc. Class A.............     3,002        46,561
  Wm. Wrigley Jr. Co....................     1,800        99,630
                                                     -----------
                                                       4,618,372
                                                     -----------

FOREST & PAPER PRODUCTS -- 0.7%
  Georgia-Pacific Group.................     2,305        56,657
  International Paper Co................     4,824       210,230
  Kimberly-Clark Corp...................     5,200       322,400
  P.H. Glatfelter Co....................       700        13,160
  Wausau-Mosinee Paper Corp.............       800         9,640
  Weyerhaeuser Co.......................     2,200       140,470
                                                     -----------
                                                         752,557
                                                     -----------

FUNERAL SERVICES -- 0.0%
  Service Corp. International*..........     3,000        14,490
                                                     -----------

HEALTH CARE -- BIOTECHNOLOGY -- 1.5%
  Affymetrix, Inc.*.....................       600        14,394
  Amgen, Inc.*..........................    10,400       435,552
  Biogen, Inc.*.........................     1,500        62,145
  Cell Genesys, Inc.*...................       600         8,256
  Charles River Laboratories
    International, Inc.*................       500        17,525
  Chiron Corp.*.........................     1,900        67,165
  Enzon, Inc.*..........................       500        12,560
  Genentech, Inc.*......................     5,300       177,550
  Genta, Inc.*..........................       800         6,632
  Genzyme Corp.*........................     3,000        57,720
  Gilead Sciences, Inc.*................     1,900        62,472
  ICOS Corp.*...........................       500         8,480
  IDEC Pharmaceuticals Corp.*...........     1,500        53,175
  ImClone Systems, Inc.*................       700         6,087
  Immunex Corp.*........................     3,300        73,722
  Medtronic, Inc........................     9,800       419,930
  Pharmaceutical Product
    Development, Inc.*..................       500        13,170
  Protein Design Labs, Inc.*............     1,200        13,032

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE -- BIOTECHNOLOGY  (CONTINUED)
  Regeneron Pharmaceuticals, Inc.*......       500   $     7,255
  Scios, Inc.*..........................       500        15,305
  Techne Corp.*.........................       800        22,576
  Transkaryotic Therapies, Inc.*........       500        18,025
  VISX, Inc.*...........................       700         7,630
                                                     -----------
                                                       1,580,358
                                                     -----------

HEALTH CARE -- DRUGS -- 4.8%
  Abbott Laboratories...................    15,600       587,340
  Alkermes, Inc.*.......................       500         8,005
  AmerisourceBergen Corp................       859        65,284
  Andrx Group*..........................       800        21,576
  Barr Laboratories, Inc.*..............       200        12,706
  Bristol-Myers Squibb Co...............    19,300       496,010
  Celgene Corp.*........................       500         7,650
  Cephalon, Inc.*.......................       700        31,640
  Eli Lilly & Co........................     9,000       507,600
  Forest Laboratories, Inc.*............     1,800       127,440
  ICN Pharmaceuticals, Inc..............     1,000        24,210
  IVAX Corp.*...........................     2,750        29,700
  King Pharmaceuticals, Inc.*...........     2,449        54,490
  Ligand Pharmaceuticals, Inc.
    Class B*............................       700        10,150
  MedImmune, Inc.*......................     2,530        66,792
  Millennium Pharmaceuticals, Inc.*.....     2,800        34,020
  Mylan Laboratories, Inc...............     2,500        78,375
  OSI Pharmaceuticals, Inc.*............       500        12,155
  Pfizer, Inc...........................    55,275     1,934,625
  Pharmacia Corp........................    13,000       486,850
  Priority Healthcare Corp. Class B*....       500        11,750
  Sepracor, Inc.*.......................     1,100        10,505
  SICOR, Inc.*..........................     1,000        18,540
  Vertex Pharmaceuticals, Inc.*.........     1,500        24,420
  Watson Pharmaceuticals, Inc.*.........     1,500        37,905
  Wyeth.................................    10,600       542,720
                                                     -----------
                                                       5,242,458
                                                     -----------

HEALTH CARE -- PRODUCTS -- 3.8%
  Abgenix, Inc.*........................     1,200        11,760
  Allergan, Inc.........................     1,300        86,775
  Apogent Technologies, Inc.*...........     1,100        22,627
  Arrow International, Inc..............       400        15,620
  Bausch & Lomb, Inc....................       200         6,770
  Beckman Coulter, Inc..................     2,500       124,750
  Becton, Dickinson & Co................     2,600        89,570
  Biomet, Inc...........................     2,700        73,224
  Boston Scientific Corp.*..............     4,000       117,280
  C.R. Bard, Inc........................       300        16,974
  Cooper Cos., Inc......................       300        14,130
  Cytyc Corp.*..........................     1,200         9,144
  Datascope Corp........................       300         8,292
  DENTSPLY International, Inc...........     1,500        55,365
  Guidant Corp.*........................     3,000        90,690
  Henry Schein, Inc.*...................       300        13,350
  Human Genome Sciences, Inc.*..........     1,000        13,400
  Inverness Medical Innovations,
    Inc.*...............................       100   $     2,020
                                           SHARES      VALUE+
----------------------------------------------------------------
  Invitrogen Corp.*.....................       300         9,603
  Johnson & Johnson.....................    29,512     1,542,297
  Merck & Co., Inc......................    22,700     1,149,528
  Perrigo Co.*..........................     1,100        14,300
  ResMed, Inc.*.........................       500        14,700
  Respironics, Inc.*....................       500        17,025
  Schering-Plough Corp..................    14,700       361,620
  St. Jude Medical, Inc.*...............       700        51,695
  Stryker Corp..........................     2,000       107,020
  Thoratec Corp.*.......................       700         6,293
  Varian Medical Systems, Inc.*.........       600        24,330
  Zimmer Holdings, Inc.*................       980        34,947
                                                     -----------
                                                       4,105,099
                                                     -----------

HEALTH CARE -- SERVICES -- 2.7%
  AdvancePCS*...........................       800        19,152
  AmeriPath, Inc.*......................       400         8,972
  Apria Healthcare Group, Inc.*.........       800        17,920
  Baxter International, Inc.............     6,000       266,700
  Beverly Enterprises, Inc.*............     1,000         7,610
  Cardinal Health, Inc..................     4,200       257,922
  Caremark Rx, Inc.*....................     2,800        46,200
  Cerner Corp.*.........................       400        19,132
  Community Health Care*................     1,000        26,800
  Covance, Inc.*........................     1,100        20,625
  Coventry Health Care, Inc.*...........       500        14,210
  DaVita, Inc.*.........................       700        16,660
  Express Scripts, Inc.*................     1,000        50,110
  First Health Group Corp.*.............     8,600       241,144
  HCA-The Healthcare Corp...............     4,900       232,750
  Health Management Associates, Inc.
    Class A*............................     3,000        60,450
  Health Net, Inc.*.....................     1,500        40,155
  Healthsouth Corp.*....................     5,500        70,345
  Humana, Inc.*.........................     2,400        37,512
  IMS Health, Inc.......................     4,000        71,800
  Laboratory Corporation of America
    Holdings*...........................     1,200        54,780
  Lincare Holdings, Inc.*...............     1,100        35,530
  Manor Care, Inc.*.....................     1,200        27,600
  McKesson HBOC, Inc....................     2,900        94,830
  MedQuist, Inc.*.......................       500        13,315
  Mid Atlantic Medical Services,
    Inc.*...............................       500        15,675
  NDCHealth Corp........................       300         8,370
  Omnicare, Inc.........................     1,100        28,886
  Orthodontic Centers of America,
    Inc.*...............................       500        11,525
  Oxford Health Plans, Inc.*............     1,100        51,106
  Patterson Dental Co.*.................       500        25,165
  Pediatrix Medical Group, Inc.*........       600        15,000
  Quest Diagnostics, Inc.*..............       800        68,840
  Renal Care Group, Inc.*...............       500        15,575
  STERIS Corp.*.........................       600        11,466
  Tenet Healthcare Corp.*...............     3,300       236,115
  Triad Hospitals, Inc.*................       287        12,163
  Trigon Healthcare, Inc.*..............       300        30,174

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE -- SERVICES  (CONTINUED)
  UnitedHealth Group, Inc...............     5,600   $   512,680
  Universal Health Services, Inc.
    Class B*............................       600        29,400
  US Oncology, Inc.*....................     1,500        12,495
  Wellpoint Health Networks, Inc.*......     1,400       108,934
                                                     -----------
                                                       2,945,793
                                                     -----------

HOUSEHOLD PRODUCTS -- 0.1%
  Black & Decker Corp...................       800        38,560
  Church & Dwight Co., Inc..............       500        15,665
  Ethan Allen Interiors, Inc............       500        17,425
  Furniture Brands International,
    Inc.*...............................       500        15,125
                                                     -----------
                                                          86,775
                                                     -----------
INSTRUMENTS -- SCIENTIFIC -- 0.1%
  Applera Corp. - Applied Biosystems
    Group...............................     2,600        50,674
  FEI Co.*..............................     1,400        34,314
  Fisher Scientific International,
    Inc.*...............................       500        14,000
  Millipore Corp........................       200         6,396
  Waters Corp.*.........................     1,300        34,710
                                                     -----------
                                                         140,094
                                                     -----------

INSURANCE -- 4.1%
  21st Century Insurance Group..........       700        13,300
  Aetna, Inc............................     1,400        67,158
  AFLAC, Inc............................     5,200       166,400
  Alfa Corp.............................     1,200        14,040
  Allmerica Financial Corp..............       700        32,340
  Allstate Corp.........................     7,100       262,558
  American Financial Group, Inc.........       500        11,950
  American International Group, Inc.....    25,645     1,749,758
  American National Insurance Co........       200        19,260
  AmerUs Group Co.......................       400        14,840
  Aon Corp..............................     2,600        76,648
  Arthur J. Gallagher & Co..............     1,000        34,650
  Brown & Brown, Inc....................       500        15,750
  Chubb Corp............................     2,100       148,680
  Cincinnati Financial Corp.............     1,300        60,489
  CNA Financial Corp.*..................     2,700        71,550
  CNA Surety Corp.......................       900        13,095
  Conseco, Inc.*........................     3,300         6,600
  Erie Indemnity Co. Class A............       800        32,408
  Harleysville Group, Inc...............     2,900        80,388
  Hartford Financial Services Group,
    Inc.................................     2,500       148,675
  HCC Insurance Holdings, Inc...........       500        13,175
  Horace Mann Educators Corp............       700        13,069
  Lincoln National Corp.................     1,500        63,000
  Loews Corp............................     1,900       100,681
  Markel Corp.*.........................       100        19,700
  Marsh & McLennan Cos., Inc............     3,000       289,800
  Mercury General Corp..................       500        24,250
  MetLife, Inc..........................     8,500       244,800
  MGIC Investment Corp..................       900        61,020
  MONY Group, Inc.......................       400        13,604
  Ohio Casualty Corp.*..................       700        14,630
                                           SHARES      VALUE+
----------------------------------------------------------------
  Old Republic International Corp.......     1,200   $    37,800
  Radian Group, Inc.....................       900        43,965
  Reinsurance Group of America, Inc.....       400        12,328
  Safeco Corp...........................     1,500        46,335
  St. Paul Cos., Inc....................     2,200        85,624
  The Commerce Group, Inc...............       500        19,775
  The First American Corp...............       700        16,100
  The PMI Group, Inc....................       400        15,280
  The Progressive Corp..................     1,800       104,130
  Torchmark, Inc........................     1,000        38,200
  Transatlantic Holdings, Inc...........       200        16,000
  Unitrin, Inc..........................       800        28,616
  UnumProvident Corp....................     2,400        61,080
  W.R. Berkley Corp.....................       500        27,500
                                                     -----------
                                                       4,450,999
                                                     -----------

INSURANCE CONTRACTS -- 0.3%
  CIGNA Corp............................     2,300       224,066
  Jefferson-Pilot Corp..................     1,200        56,400
                                                     -----------
                                                         280,466
                                                     -----------

INTERNET SERVICES -- 0.3%
  DoubleClick, Inc.*....................     2,000        14,500
  FreeMarkets, Inc.*....................       500         7,065
  Juniper Networks, Inc.*...............     4,000        22,600
  Openwave Systems, Inc.*...............     2,100        11,781
  Overture Services, Inc.*..............       500        12,200
  Priceline.com, Inc.*..................     2,200         6,138
  Qwest Communications International,
    Inc.................................    20,129        56,361
  Retek, Inc.*..........................       500        12,150
  Ticketmaster Class B*.................     1,600        29,936
  Total System Services, Inc............     1,900        35,739
  VeriSign, Inc.*.......................     3,815        27,430
  West Corp.*...........................       600        13,236
  Yahoo!, Inc.*.........................     7,200       106,272
                                                     -----------
                                                         355,408
                                                     -----------

LEISURE -- 0.6%
  American Classic Voyages Co.(a)*......       100             0
  Argosy Gaming Co.*....................       500        14,200
  Bally Total Fitness Holding Corp.*....       500         9,355
  Brunswick Corp........................     1,100        30,800
  Choice Hotels International, Inc.*....       800        16,008
  Extended Stay America, Inc.*..........     1,000        16,220
  Gaylord Entertainment Co.*............       700        15,435
  Harrah's Entertainment, Inc.*.........     1,000        44,350
  Hilton Hotels Corp....................     4,400        61,160
  International Game Technology*........       300        17,010
  Mandalay Resort Group*................       500        13,785
  Marriott International, Inc.
    Class A.............................     2,400        91,320
  Metro-Goldwyn-Mayer, Inc. *...........     3,000        35,100
  MGM Mirage, Inc.*.....................     1,600        54,000
  Park Place Entertainment Corp.*.......     1,500        15,375
  Sabre Holdings Corp. Class A*.........     1,316        47,113
  Six Flags, Inc.*......................     1,800        26,010
  Speedway Motorsports, Inc*............       500        12,715

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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
LEISURE  (CONTINUED)
  Starwood Hotels & Resorts Worldwide,
    Inc. Class B........................     2,000   $    65,780
  Station Casinos, Inc.*................     5,850       104,423
  Topps Co., Inc.*......................       900         9,054
                                                     -----------
                                                         699,213
                                                     -----------

MACHINERY -- 0.5%
  Caterpillar, Inc......................     3,400       166,430
  Deere & Co............................     2,900       138,910
  Dover Corp............................     1,600        56,000
  Flowserve Corp.*......................       500        14,900
  Ingersoll-Rand Co. Class A............       800        36,528
  Kennametal, Inc.......................       400        14,640
  Kulicke and Soffa Industries, Inc.*...       600         7,434
  Milacron, Inc.........................       700         7,105
  National-Oilwell, Inc.*...............     1,100        23,155
  SPX Corp.*............................       100        11,750
  Stewart & Stevenson Services, Inc.....       500         8,870
  Tecumseh Products Co. Class A.........       700        37,156
  Terex Corp.*..........................       600        13,494
                                                     -----------
                                                         536,372
                                                     -----------

MANUFACTURING -- 0.3%
  American Standard Cos., Inc.*.........       900        67,590
  AptarGroup, Inc.......................       500        15,375
  Ball Corp.............................       400        16,592
  Cognex Corp.*.........................       500        10,025
  Donaldson Co., Inc....................       500        17,520
  Eaton Corp............................       300        21,825
  Leggett & Platt, Inc..................     2,400        56,160
  Nordson Corp..........................       400         9,864
  Packaging Corp. of America*...........     1,300        25,857
  Pall Corp.............................     1,200        24,900
  Varco International, Inc.*............     1,200        21,048
                                                     -----------
                                                         286,756
                                                     -----------

METALS & MINING -- 0.5%
  Alcoa, Inc............................     8,500       281,775
  Arch Coal, Inc........................       800        18,168
  Barrick Gold Corp.....................     1,113        21,136
  CONSOL Energy, Inc....................       500        10,625
  Freeport-McMoran Copper & Gold, Inc.
    Class B*............................       600        10,710
  Kaiser Aluminum Corp.*................     2,200           220
  Kaydon Corp...........................       500        11,805
  Massey Energy Co......................       700         8,890
  Mueller Industries, Inc.*.............       300         9,525
  Newmont Mining Corp...................     3,200        84,256
  Phelps Dodge Corp.....................       800        32,960
  Precision Castparts Corp..............       600        19,800
  Stillwater Mining Co.*................       800        13,024
                                                     -----------
                                                         522,894
                                                     -----------

MULTIMEDIA -- 2.5%
  A.H. Belo Corp. Series A..............       600        13,566
                                           SHARES      VALUE+
----------------------------------------------------------------
  AOL Time Warner, Inc.*................    42,800   $   629,588
  Cox Radio, Inc. Class A*..............       500        12,050
  Emmis Communications Corp.
    Class A*............................       500        10,595
  Gannett Co., Inc......................     4,900       371,910
  Liberty Media Corp. Class A*..........    19,000       190,000
  Macrovision Corp.*....................       600         7,866
  McGraw-Hill Cos, Inc..................     1,500        89,550
  Media General, Inc. Class A...........       200        12,000
  Meredith Corp.........................       500        19,175
  Pixar, Inc.*..........................       500        22,050
  The E.W. Scripps Co. Class A..........       700        53,900
  Tribune Co............................     3,000       130,500
  USA Networks, Inc.*...................     4,200        98,490
  Viacom, Inc. Class A*.................       800        35,568
  Viacom, Inc. Class B*.................    16,115       715,023
  Walt Disney Co........................    16,400       309,960
  XM Satellite Radio Holdings, Inc.
    Class A*............................       900         6,525
                                                     -----------
                                                       2,728,316
                                                     -----------

OFFICE EQUIPMENT -- 0.2%
  IKON Office Solutions, Inc............     1,400        13,160
  Lexmark International Group, Inc.
    Class A*............................     1,600        87,040
  Pitney Bowes, Inc.....................     2,000        79,440
  Xerox Corp............................     7,200        50,184
                                                     -----------
                                                         229,824
                                                     -----------

OFFICE FURNISHINGS & SUPPLIES -- 0.1%
  Avery Dennison Corp...................       700        43,925
  Herman Miller, Inc....................       500        10,150
  Hon Industries, Inc...................       500        13,610
                                                     -----------
                                                          67,685
                                                     -----------

OIL & GAS -- 4.8%
  AGL Resources, Inc....................     4,300        99,760
  Amerada Hess Corp.....................       900        74,250
  Anadarko Petroleum Corp...............     2,500       123,250
  Apache Corp...........................     1,050        60,354
  Atmos Energy Corp.....................       500        11,720
  Baker Hughes, Inc.....................     3,400       113,186
  BJ Services Co.*......................     1,600        54,208
  Burlington Resources, Inc.............     1,600        60,800
  Cabot Oil & Gas Corp. Class A.........       500        11,425
  Cal Dive International, Inc.*.........       400         8,800
  Chesapeake Energy Corp.*..............     1,300         9,360
  Cooper Cameron Corp.*.................       500        24,210
  Devon Energy Corp.....................       800        39,424
  Diamond Offshore Drilling, Inc........     1,300        37,050
  El Paso Corp..........................     5,353       110,325
  ENSCO International, Inc..............     1,300        35,438
  EOG Resources, Inc....................     1,200        47,640
  Equitable Resources, Inc..............       500        17,150
  Evergreen Resources, Inc.*............       300        12,750
  Exxon Mobil Corp......................    64,764     2,650,143
  Forest Oil Corp.*.....................       500        14,215
  GlobalSantaFe Corp....................       731        19,993
  Halliburton Co........................     5,900        94,046

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
OIL & GAS  (CONTINUED)
  Hanover Compressor Co.*...............       600   $     8,100
  Helmerich & Payne, Inc................       400        14,288
  Houston Exploration Co.*..............       500        14,500
  Kerr-McGee Corp.......................     1,900       101,745
  Key Energy Services, Inc.*............     1,300        13,650
  Marathon Oil Corp.....................     2,500        67,800
  Murphy Oil Corp.......................       300        24,750
  Nabors Industries Ltd.*...............     1,400        49,420
  National Fuel Gas Co..................       500        11,255
  Newfield Exploration Co.*.............       500        18,585
  Nicor, Inc............................       500        22,875
  Noble Corp.*..........................     1,300        50,180
  Noble Energy, Inc.*...................       500        18,025
  Occidental Petroleum Corp.............     3,700       110,963
  Ocean Energy, Inc.....................     5,000       108,350
  ONEOK, Inc............................       800        17,560
  Patterson-UTI Energy, Inc.*...........       600        16,938
  Phillips Petroleum Co.................     3,800       223,744
  Piedmont Natural Gas Co., Inc.........     1,600        59,168
  Pioneer Natural Resources Co.*........       800        20,840
  Pogo Producing Co.....................       600        19,572
  Pride International, Inc.*............     1,600        25,056
  Rowan Cos., Inc.*.....................     1,100        23,595
  Smith International, Inc.*............       300        20,457
  Southern Union Co.....................       551         9,371
  Spinnaker Exploration Co.*............       300        10,806
  Stone Energy Corp.*...................     1,400        56,350
  Sunoco, Inc...........................       500        17,815
  Tidewater, Inc........................       600        19,752
  Tom Brown, Inc.*......................       500        14,175
  Transocean Sedco Forex, Inc...........     1,300        40,495
  UGI Corp..............................       500        15,970
  Unocal Corp...........................     2,400        88,656
  Vintage Petroleum, Inc................       600         7,140
  Weatherford International Ltd.*.......     1,200        51,840
  Western Gas Resources, Inc............       500        18,700
  Williams Cos., Inc....................     7,200        43,128
  XTO Energy, Inc.......................     1,500        30,900
                                                     -----------
                                                       5,216,011
                                                     -----------

OIL REFINING -- 0.0%
  Valero Energy Corp....................     1,200        44,904
                                                     -----------

PAPER & RELATED PRODUCTS -- 0.2%
  American Greetings Corp. Class A......       700        11,662
  Boise Cascade Corp....................       300        10,359
  Bowater, Inc..........................       500        27,185
  Louisiana-Pacific Corp................     1,300        13,767
  MeadWestvaco Corp.....................     2,940        98,666
  Temple-Inland, Inc....................       300        17,358
                                                     -----------
                                                         178,997
                                                     -----------

PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Eastman Kodak Co......................     2,900        84,593
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

PRINTING -- 0.1%
  R. R. Donnelley & Sons Co.............     1,400   $    38,570
  Valassis Communications, Inc.*........       800        29,200
                                                     -----------
                                                          67,770
                                                     -----------

PUBLISHING -- 0.2%
  Dow Jones & Co., Inc..................       500        24,225
  Hollinger International, Inc.
    Class A.............................       900        10,800
  John Wiley & Sons, Inc. Class A.......       600        14,388
  Journal Register Co.*.................       600        12,060
  Knight-Ridder, Inc....................       700        44,065
  Lee Enterprises, Inc..................       500        17,500
  Scholastic Corp.*.....................       300        11,370
  The New York Times Co. Class A........     1,400        72,100
  The Reader's Digest Association,
    Inc.................................     1,000        18,730
                                                     -----------
                                                         225,238
                                                     -----------

REAL ESTATE -- 0.1%
  Catellus Development Corp.*...........       800        16,336
  The St. Joe Co........................     1,000        30,020
  W.P. Carey & Co. LLC..................       500        11,250
                                                     -----------
                                                          57,606
                                                     -----------

RESTAURANTS -- 0.7%
  Applebee's International, Inc.........     2,925        66,573
  Bob Evans Farms, Inc..................       700        22,036
  Brinker International, Inc.*..........     1,000        31,750
  CBRL Group, Inc.......................       500        15,215
  Darden Restaurants, Inc...............     1,800        44,460
  Jack in the Box, Inc.*................       500        15,900
  Krispy Kreme Doughnuts, Inc.*.........       500        16,095
  McDonald's Corp.......................    10,300       293,035
  Outback Steakhouse, Inc.*.............       800        28,080
  Ruby Tuesday, Inc.....................       600        11,640
  Sonic Corp.*..........................       900        28,269
  Starbucks Corp.*......................     3,800        94,430
  The Cheesecake Factory*...............       500        17,740
  Wendy's International, Inc............     1,000        39,830
  Yum! Brands, Inc.*....................     3,000        87,750
                                                     -----------
                                                         812,803
                                                     -----------

RETAIL -- FOOD -- 0.8%
  Albertson's, Inc......................     6,600       201,036
  Kroger Co.*...........................     8,000       159,200
  Ruddick Corp..........................       900        15,264
  Safeway, Inc.*........................     5,800       169,302
  Sara Lee Corp.........................     9,400       194,016
  SUPERVALU, Inc........................     1,300        31,889
  The Great Atlantic & Pacific Tea Co.,
    Inc.*...............................       500         9,345
  The J.M. Smucker Co...................       260         8,874
  Whole Foods Market, Inc.*.............       500        24,110
  Winn-Dixie Stores, Inc................     1,400        21,826
                                                     -----------
                                                         834,862
                                                     -----------

RETAIL -- GENERAL -- 3.2%
  7-Eleven, Inc.*.......................     1,600        12,880
  99 Cents Only Stores*.................       666        17,083

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
RETAIL -- GENERAL  (CONTINUED)
  Big Lots, Inc.*.......................     2,200   $    43,296
  BJ's Wholesale Club, Inc.*............       300        11,550
  CVS Corp..............................     3,900       119,340
  Dillards, Inc. Class A................       900        23,661
  Dollar General Corp...................     3,325        63,275
  Family Dollar Stores, Inc.............     1,400        49,350
  Federated Department Stores, Inc.*....     2,000        79,400
  J.C. Penney Co., Inc..................     3,200        70,464
  Longs Drug Stores Corp................       300         8,487
  May Department Stores Co..............     2,900        95,497
  Sears, Roebuck & Co...................     3,500       190,050
  Target Corp...........................     7,200       274,320
  TJX Cos., Inc.........................     6,500       127,465
  Wal-Mart Stores, Inc..................    40,700     2,238,907
                                                     -----------
                                                       3,425,025
                                                     -----------

RETAIL -- SPECIALTY -- 3.7%
  Abercrombie & Fitch Co. Class A*......     1,000        24,120
  Amazon.com, Inc.*.....................     3,800        61,750
  American Eagle Outfitters, Inc.*......       600        12,684
  AutoNation, Inc.*.....................     3,200        46,400
  Barnes & Noble, Inc.*.................       600        15,858
  Bed Bath & Beyond, Inc.*..............     2,900       109,446
  Best Buy Co., Inc.*...................     6,450       234,135
  Borders Group, Inc.*..................       500         9,200
  Callaway Golf Co......................       800        12,672
  Chico's FAS, Inc.*....................       500        18,160
  Children's Place Retail Stores,
    Inc.*...............................     2,200        58,302
  Circuit City Stores-Circuit City
    Group...............................     1,700        31,875
  Claire's Stores, Inc..................     1,000        22,900
  Copart, Inc.*.........................       750        12,173
  Costco Wholesale Corp.*...............     4,500       173,790
  Dollar Tree Stores, Inc.*.............     1,100        43,351
  eBay, Inc.*...........................     2,800       172,536
  Foot Locker, Inc.*....................     1,400        20,230
  Hollywood Entertainment Corp.*........       700        14,476
  Home Depot, Inc.......................    23,550       864,991
  Kohl's Corp.*.........................     2,700       189,216
  La-Z-Boy, Inc.........................       600        15,132
  Linens 'n Things, Inc.*...............       500        16,405
  Liz Claiborne, Inc....................     1,100        34,980
  Lowe's Cos., Inc......................     7,800       354,120
  Michaels Stores, Inc.*................       500        19,500
  NBTY, Inc.*...........................       800        12,384
  Nordstrom, Inc........................     1,300        29,445
  Office Depot, Inc.*...................     3,600        60,480
  OfficeMax, Inc.*......................     2,300        13,547
  Pacific Sunwear of California,
    Inc.*...............................       600        13,302
  PETsMART, Inc.*.......................     2,200        35,090
  Pier 1 Imports, Inc...................       800        16,800
  RadioShack Corp.......................     1,800        54,108
  Regis Corp............................       500        13,510
  Rite Aid Corp.*.......................     5,200        12,220
  Ross Stores, Inc......................     1,000        40,750
                                           SHARES      VALUE+
----------------------------------------------------------------
  Saks, Inc.*...........................     5,000   $    64,200
  Staples, Inc.*........................     5,600       110,320
  Talbots, Inc..........................       400        14,000
  The Gap, Inc..........................    10,400       147,680
  The Limited, Inc......................     6,180       131,634
  The Men's Wearhouse, Inc.*............       500        12,750
  The Nautilus Group, Inc.*.............       500        15,300
  The Sherwin Williams Co...............     1,200        35,916
  Tiffany & Co..........................     1,200        42,240
  Toys R Us, Inc.*......................     4,300        75,121
  Tuesday Morning Corp.*................       600        11,136
  V.F. Corp.............................     1,100        43,131
  Walgreen Co...........................    10,200       394,026
  Williams-Sonoma, Inc.*................     1,200        36,792
                                                     -----------
                                                       4,024,284
                                                     -----------

STEEL -- 0.2%
  AK Steel Holding Corp.................     1,100        14,091
  Allegheny Technologies, Inc...........       600         9,480
  Carpenter Technology Corp.............       400        11,524
  Nucor Corp............................       500        32,520
  Reliance Steel & Aluminum Co..........     2,500        76,250
  Steel Dynamics, Inc.*.................       800        13,176
  The Timken Co.........................       700        15,631
  United States Steel Corp..............       500         9,945
  Worthington Industries, Inc...........       900        16,290
                                                     -----------
                                                         198,907
                                                     -----------

TELECOMMUNICATIONS -- 4.5%
  ADC Telecommunications, Inc.*.........     7,900        18,091
  Adtran, Inc.*.........................       600        11,399
  Advanced Fibre Communications,
    Inc.*...............................       600         9,924
  ALLTEL Corp...........................     3,100       145,700
  American Tower Corp. Class A*.........     2,200         7,590
  AT&T Corp.............................    33,300       356,310
  AT&T Wireless Services, Inc.*.........    27,013       158,026
  BellSouth Corp........................    18,800       592,200
  Cablevision Systems Corp. Class A.....     1,300        12,298
  CenturyTel, Inc.......................       700        20,650
  CIENA Corp.*..........................     5,600        23,464
  Citizens Communications Co.*..........     3,300        27,588
  Comcast Corp. Class A Special*........     8,300       197,872
  CommScope, Inc.*......................       600         7,500
  Comverse Technology, Inc.*............     2,300        21,298
  Cox Radio, Inc. Class A*..............     5,600       154,280
  Crown Castle International Corp.*.....     3,000        11,790
  Dobson Communications Corp.
    Class A*............................       100            86
  EchoStar Communications Corp.
    Class A*............................     2,300        42,688
  Harris Corp...........................       600        21,744
  JDS Uniphase Corp.*...................    16,990        45,363
  Level 3 Communications, Inc.*.........     6,300        18,585
  Lucent Technologies, Inc..............    39,200        65,072
  Motorola, Inc.........................    17,800       256,676
  Nextel Communications, Inc.
    Class A*............................    10,000        32,100
  PanAmSat Corp.*.......................     1,500        33,900
  Plantronics, Inc.*....................       300         5,703

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
TELECOMMUNICATIONS  (CONTINUED)
  Powerwave Technologies, Inc.*.........       800   $     7,328
  Price Communications Corp.*...........       500         8,000
  QUALCOMM, Inc.*.......................     7,700       211,673
  RF Micro Devices, Inc.*...............     2,000        15,240
  SBC Communications, Inc...............    31,900       972,950
  Scientific-Atlanta, Inc...............     1,600        26,320
  Sprint Corp...........................    10,700       113,527
  Sprint Corp. (PCS Group)*.............    13,900        62,133
  Sycamore Networks, Inc.*..............     3,300        12,738
  Symbol Technologies, Inc.*............     3,650        31,025
  Telephone & Data Systems, Inc.........       200        12,110
  Tellabs, Inc.*........................     4,900        30,380
  United States Cellular Corp.*.........       300         7,635
  Verizon Communications................    26,700     1,072,005
  WorldCom, Inc.**......................    27,700        11,496
                                                     -----------
                                                       4,892,457
                                                     -----------

TEXTILE & APPAREL -- 0.3%
  Charming Shoppes, Inc.................     1,800        15,552
  Coach, Inc.*..........................       500        27,450
  Columbia Sportswear Co.*..............       500        15,999
  Jones Apparel Group, Inc.*............     1,000        37,500
  Mohawk Industries, Inc.*..............     1,343        82,635
  NIKE, Inc. Class B....................     1,900       101,935
  Oakley, Inc.*.........................       500         8,700
  Polo Ralph Lauren Corp.*..............       700        15,680
  Reebok International Ltd.*............       600        17,700
  Wolverine World Wide, Inc.............       800        13,960
                                                     -----------
                                                         337,111
                                                     -----------

TIRES & RUBBER -- 0.1%
  Cooper Tire & Rubber Co...............       900        18,495
  Goodyear Tire & Rubber Co.............     2,300        43,033
                                                     -----------
                                                          61,528
                                                     -----------

TOBACCO -- 0.8%
  Philip Morris Cos., Inc...............    17,300       755,664
  R.J. Reynolds Tobacco Holdings,
    Inc.................................     1,100        59,125
  UST, Inc..............................     1,700        57,800
                                                     -----------
                                                         872,589
                                                     -----------

TOOLS-HAND HELD -- 0.1%
  Snap-on, Inc..........................       800        23,752
  Stanley Works.........................       900        36,909
                                                     -----------
                                                          60,661
                                                     -----------

TRANSPORTATION -- 1.3%
  Airborne, Inc.........................       600        11,520
  Alexander & Baldwin, Inc..............       500        12,765
  Burlington Northern Santa Fe Corp.....     4,000       120,000
  C.H. Robinson Worldwide, Inc..........     1,000        33,530
  CNF Transportation, Inc...............     1,000        37,980
  CSX Corp..............................     1,700        59,585
  EGL, Inc.*............................       500         8,480
  FedEx Corp.*..........................     5,600       299,040
                                           SHARES      VALUE+
----------------------------------------------------------------
  Forward Air Corp.*....................       300   $     9,834
  GATX Corp.............................       500        15,050
  Heartland Express, Inc................       600        14,358
  J.B. Hunt Transport Services, Inc.*...       600        17,712
  Kansas City Southern Industries,
    Inc.................................     1,000        17,000
  Kirby Corp.*..........................       500        12,225
  Landstar Systems, Inc.*...............       200        21,370
  Norfolk Southern Corp.................     3,900        91,182
  Overseas Shipholding Group, Inc.......       500        10,540
  Roadway Express, Inc..................     1,000        35,930
  Ryder System, Inc.....................       600        16,254
  Swift Transportation Co., Inc.*.......       700        16,310
  Union Pacific Corp....................     4,300       272,104
  United Parcel Service, Inc.
    Class B.............................     3,100       191,425
  USFreightways Corp....................     2,400        90,888
  Werner Enterprises, Inc...............       800        17,048
                                                     -----------
                                                       1,432,130
                                                     -----------

UTILITIES -- 2.9%
  AES Corp.*............................     6,400        34,688
  Allegheny Energy, Inc.................     1,500        38,625
  ALLETE................................     5,400       146,340
  Alliant Energy Corp...................     1,000        25,700
  Ameren Corp...........................     1,400        60,214
  American Electric Power Co., Inc......     3,900       156,078
  American Power Conversion Corp.*......     2,000        25,260
  American Water Works Co., Inc.........       500        21,605
  Calpine Corp.*........................     4,500        31,635
  Cinergy Corp..........................     2,000        71,980
  Cleco Corp............................       600        13,140
  CMS Energy Corp.......................     1,900        20,862
  Consolidated Edison, Inc..............     2,100        87,675
  Constellation Energy Group............     1,600        46,944
  Dominion Resources, Inc...............     2,400       158,880
  DPL, Inc..............................     1,300        34,385
  Duke Energy Corp......................     7,800       242,580
  Dynegy, Inc. Class A..................     2,668        19,210
  Edison International..................     4,600        78,200
  El Paso Electric Co.*.................     1,200        16,620
  Exelon Corp...........................     3,250       169,975
  FirstEnergy Corp......................     3,000       100,140
  FPL Group, Inc........................     1,400        83,986
  IDACORP, Inc..........................       600        16,620
  KeySpan Corp..........................     1,400        52,710
  MDU Resources Group, Inc..............     5,500       144,595
  Mirant Corp.*.........................     5,672        41,405
  NiSource, Inc.........................     2,037        44,468
  Northeast Utilities...................     1,600        30,096
  Northwest Natural Gas Co..............       500        14,375
  NorthWestern Corp.....................       500         8,475
  OGE Energy Corp.......................     1,100        25,146
  Parker-Hannifin Corp..................     1,200        57,348
  Peoples Energy Corp...................     1,800        65,628
  PG&E Corp.............................     3,900        69,771
  Philadelphia Suburban Corp............       781        15,776
  Pinnacle West Capital Corp............       800        31,600

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
UTILITIES  (CONTINUED)
  PNM Resources, Inc....................       500   $    12,100
  Potomac Electric Power Co.............     1,100        23,628
  PPL Corp..............................     1,800        59,544
  Public Service Enterprise Group,
    Inc.................................     1,700        73,610
  Puget Energy, Inc.....................       500        10,325
  Questar Corp..........................       700        17,290
  Reliant Energy, Inc...................     3,100        52,390
  SCANA Corp............................     1,000        30,870
  Southern Co...........................     8,400       230,160
  Southwest Gas Corp....................       500        12,375
  TECO Energy, Inc......................     1,700        42,075
  TXU Corp..............................     2,600       134,030
  UIL Holdings Corp.....................       200        10,892
  Unisource Energy Corp.................       600        11,160
  Vectren Corp..........................       500        12,550
  WGL Holdings, Inc.....................       400        10,360
  Wisconsin Energy Corp.................     1,200        30,324
  Xcel Energy, Inc......................     3,700        62,049
                                                     -----------
                                                       3,138,467
                                                     -----------

WASTE MANAGEMENT -- 0.2%
  Allied Waste Industries, Inc.*........     2,000        19,200
  Republic Services, Inc. Class A*......     1,700        32,419
  Waste Management, Inc.................     7,400       192,770
                                                     -----------
                                                         244,389
                                                     -----------

OTHER -- 3.7%
  DFA U.S. Micro Cap Portfolio..........   385,539     3,967,201
                                                     -----------
  TOTAL COMMON STOCKS
    (Identified Cost $117,098,616)......             104,115,576
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.7%

OTHER -- 2.7%
  SSgA Government Money Market Fund.....   749,108   $   749,108
  SSgA Money Market Fund................  2,135,505    2,135,505
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $2,884,613)........               2,884,613
                                                     -----------


---------------------------------------------------------------
TOTAL INVESTMENTS -- 99.0%
  (IDENTIFIED COST $119,983,229)#.................  107,000,189
  Cash and Other Assets, Less Liabilities --
    1.0%..........................................    1,052,496
                                                    -----------
NET ASSETS -- 100%................................  $108,052,685
                                                    ===========

  +  See Note 1.
  *  Non-income producing security.
 ** Security was fair valued at 6/30/2002 in accordance with the Fund's Valuation Procedures.
  # At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $119,983,229. Net unrealized depreciation aggregated $12,983,040, of which $6,688,690 related to appreciated investment securities and $19,671,730 related to depreciated investment securities.
(a)  Bankrupt security/delisted as of 6/30/02.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002

                                            SHARES      VALUE+
-----------------------------------------------------------------
COMMON STOCKS -- 99.1%

AEROSPACE/DEFENSE -- 2.1%
  Goodrich Corp.........................      1,300   $    35,516
  Northrop Grumman Corp.................      2,000       250,000
  Raytheon Co...........................     23,000       937,250
                                                      -----------
                                                        1,222,766
                                                      -----------

AGRICULTURAL OPERATIONS -- 0.1%
  Monsanto Co...........................      3,000        53,400
                                                      -----------

AIRLINES -- 0.7%
  AMR Corp.*............................     11,700       197,262
  Continental Airlines, Inc. Class B*...      3,300        52,074
  Delta Air Lines, Inc..................      6,500       130,000
                                                      -----------
                                                          379,336
                                                      -----------

AUTO & RELATED -- 7.5%
  BorgWarner, Inc.......................      2,400       138,624
  Cummins Engine Co., Inc...............      3,800       125,780
  Dana Corp.............................     11,300       209,389
  Ford Motor Co.........................     86,300     1,380,800
  General Motors Corp...................     23,600     1,261,420
  Lear Corp.*...........................      2,300       106,375
  Navistar International Corp...........        700        22,400
  TRW, Inc..............................     13,500       769,230
  United Rentals, Inc.*.................      6,300       137,340
  Visteon Corp..........................     11,391       161,752
                                                      -----------
                                                        4,313,110
                                                      -----------

BANKS/SAVINGS & LOANS -- 1.4%
  Astoria Financial Corp................      3,600       115,380
  Commercial Federal Corp...............      2,000        58,000
  Golden State Bancorp, Inc.............      1,700        61,625
  GreenPoint Financial Corp.............      3,000       147,300
  Hibernia Corp. Class A................      3,500        69,265
  Independence Community Bank Corp......      2,300        67,321
  Sovereign Bancorp, Inc................     20,600       307,970
                                                      -----------
                                                          826,861
                                                      -----------

BROADCASTING -- 2.3%
  Charter Communications, Inc.
    Class A*............................     22,100        90,168
  Clear Channel
    Communications, Inc.*...............     32,200     1,031,044
  Hearst-Argyle Television, Inc.*.......      7,000       157,850
  Sinclair Broadcast Group, Inc.
    Class A*............................      1,600        23,296
                                                      -----------
                                                        1,302,358
                                                      -----------
BUILDING & CONSTRUCTION -- 1.4%
  Centex Corp...........................      2,500       144,475
  Lafarge Corp..........................      6,200       217,930
  Pulte Corp............................      4,600       264,408
  Rayonier, Inc.........................        900        44,217
  York International Corp...............      3,900       131,781
                                                      -----------
                                                          802,811
                                                      -----------
                                            SHARES      VALUE+
-----------------------------------------------------------------

BUSINESS SERVICES -- 0.1%
  Ariba, Inc.*..........................      3,700   $    11,803
  i2 Technologies, Inc.*................     24,400        36,112
                                                      -----------
                                                           47,915
                                                      -----------

CHEMICALS -- 1.3%
  Ashland, Inc..........................      3,900       157,950
  Crompton Corp.........................      2,500        31,875
  Eastman Chemical Co...................      3,000       140,700
  IMC Global, Inc.......................     10,400       130,000
  Lubrizol Corp.........................      1,800        60,300
  Lyondell Chemical Co..................     10,700       161,570
  Millennium Chemicals, Inc.............      4,400        61,820
  Valhi, Inc............................      1,800        28,134
                                                      -----------
                                                          772,349
                                                      -----------

COMMERCIAL SERVICES -- 0.1%
  Quintiles Transnational Corp.*........      6,500        81,185
                                                      -----------

COMPUTERS -- 0.2%
  Gateway, Inc.*........................     24,300       107,892
                                                      -----------

COMPUTER EQUIPMENT -- 0.3%
  Ingram Micro, Inc. Class A*...........      9,600       132,000
  Maxtor Corp.*.........................      7,000        31,640
                                                      -----------
                                                          163,640
                                                      -----------

COMPUTER SERVICES -- 0.2%
  Unisys Corp.*.........................     16,300       146,700
                                                      -----------

COMPUTER SOFTWARE -- 1.3%
  3Com Corp.*...........................     26,700       117,480
  CheckFree Corp.*......................      6,600       103,224
  Computer Associates
    International, Inc..................     15,400       244,706
  NetIQ Corp.*..........................      6,900       156,147
  Novell, Inc.*.........................      9,400        30,174
  WebMD Corp.*..........................     14,900        83,887
                                                      -----------
                                                          735,618
                                                      -----------

CONSUMER PRODUCTS -- 0.4%
  Fortune Brands, Inc...................      3,700       207,200
  Hasbro, Inc...........................      3,400        46,104
                                                      -----------
                                                          253,304
                                                      -----------

CONTAINERS & GLASS -- 0.3%
  Owens-Illinois, Inc.*.................     11,000       151,140
  Pactiv Corp.*.........................      1,300        30,940
                                                      -----------
                                                          182,080
                                                      -----------

CONTAINERS-PAPER/PLASTIC -- 0.6%
  Smurfit-Stone Container Corp.*........     22,200       342,324
                                                      -----------

DIVERSIFIED OPERATIONS -- 1.1%
  Cooper Industries Ltd. Class A........      2,500        98,250
  Corning, Inc..........................     64,200       227,910
  EnPro Industries, Inc.*...............        260         1,365

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
DIVERSIFIED OPERATIONS  (CONTINUED)
  Fidelity National Financial, Inc......      3,190   $   100,804
  Textron, Inc..........................      4,400       206,360
                                                      -----------
                                                          634,689
                                                      -----------

ELECTRONICS -- 4.7%
  Advanced Micro Devices, Inc.*.........     25,600       248,832
  Agere Systems, Inc. Class A*..........        674           944
  Agere Systems, Inc. Class B*..........     16,561        24,841
  Applied Micro Circuits Corp.*.........     22,500       106,425
  Arrow Electronics, Inc.*..............      5,800       120,350
  Avnet, Inc............................      3,100        68,169
  Broadcom Corp. Class A*...............      4,300        76,497
  Curtiss-Wright Corp. Class B..........        129         9,753
  General Motors Corp. Class H*.........     15,800       164,320
  LSI Logic Corp.*......................     13,900       121,625
  Rockwell International Corp...........      8,400       167,832
  Sanmina Corp.*........................     35,400       223,374
  Solectron Corp.*......................     51,400       316,110
  Tech Data Corp.*......................        500        18,925
  Thermo Electron Corp..................      9,000       148,500
  Thomas & Betts Corp...................      5,000        93,000
  Vishay Intertechnology, Inc.*.........     33,900       745,800
  Vitesse Semiconductor Corp.*..........     11,600        36,076
                                                      -----------
                                                        2,691,373
                                                      -----------

FINANCIAL SERVICES -- 5.1%
  Bank of Hawaii Corp...................      2,800        78,400
  Countrywide Credit
    Industries, Inc.....................      5,400       260,550
  E*Trade Group, Inc.*..................     11,900        64,974
  J.P. Morgan Chase & Co................     49,300     1,672,256
  KeyCorp...............................      9,700       264,810
  MBIA, Inc.............................      1,900       107,407
  PRG-Schultz International, Inc.*......      5,200        64,012
  Protective Life Corp..................      3,300       109,230
  Providian Financial Corp..............      8,400        49,611
  The Bear Stearns Cos., Inc............      4,060       248,472
                                                      -----------
                                                        2,919,722
                                                      -----------
FOOD & BEVERAGES -- 4.6%
  Archer-Daniels-Midland Co.............     31,196       398,997
  Coca-Cola Enterprises, Inc............     22,500       496,800
  Corn Products International, Inc......      9,200       286,304
  Kraft Foods, Inc. Class A.............     23,700       970,515
  PepsiAmericas, Inc....................      8,800       131,472
  Smithfield Foods, Inc.*...............      8,300       153,965
  Tyson Foods, Inc. Class A.............     15,707       243,616
                                                      -----------
                                                        2,681,669
                                                      -----------

FOREST & PAPER PRODUCTS -- 3.5%
  Georgia-Pacific Group.................     11,200       275,296
  International Paper Co................     23,185     1,010,402
  Weyerhaeuser Co.......................     11,200       715,120
                                                      -----------
                                                        2,000,818
                                                      -----------
                                            SHARES      VALUE+
-----------------------------------------------------------------

FUNERAL SERVICES -- 0.2%
  Service Corp. International*..........     19,400   $    93,702
                                                      -----------

HEALTH CARE -- DRUGS -- 0.3%
  Watson Pharmaceuticals, Inc.*.........      8,000       202,160
                                                      -----------

HEALTH CARE -- PRODUCTS -- 0.3%
  Bausch & Lomb, Inc....................      1,500        50,880
  Invitrogen Corp.*.....................      4,100       131,241
  Viasys Healthcare, Inc.*..............        292         5,095
                                                      -----------
                                                          187,216
                                                      -----------

HEALTH CARE -- SERVICES -- 1.4%
  Health Net, Inc.*.....................      3,600        96,372
  Healthsouth Corp.*....................     29,800       381,142
  Humana, Inc.*.........................      9,800       153,174
  Manor Care, Inc.*.....................      2,200        50,600
  Omnicare, Inc.........................      4,200       110,292
                                                      -----------
                                                          791,580
                                                      -----------

INSURANCE -- 10.1%
  Allmerica Financial Corp..............      2,200       101,640
  Allstate Corp.........................     32,800     1,212,944
  American Financial Group, Inc.........     13,400       320,260
  American National Insurance Co........      2,400       231,120
  Cincinnati Financial Corp.............     11,900       553,707
  CNA Financial Corp.*..................     16,800       445,200
  Conseco, Inc.*........................     18,800        37,600
  Lincoln National Corp.................      5,600       235,200
  Loews Corp............................     10,300       545,797
  MetLife, Inc..........................     28,600       823,680
  MONY Group, Inc.......................      4,200       142,842
  Old Republic International Corp.......      5,500       173,250
  Radian Group, Inc.....................      1,200        58,620
  Safeco Corp...........................     10,100       311,989
  St. Paul Cos., Inc....................      6,100       237,412
  The First American Corp...............      2,200        50,600
  Unitrin, Inc..........................      2,600        93,002
  UnumProvident Corp....................     11,100       282,495
                                                      -----------
                                                        5,857,358
                                                      -----------

INTERNET SERVICES -- 0.8%
  Openwave Systems, Inc.*...............     17,200        96,492
  Qwest Communications
    International, Inc..................     79,200       221,760
  VeriSign, Inc.*.......................     17,800       127,982
                                                      -----------
                                                          446,234
                                                      -----------

LEISURE -- 2.4%
  Brunswick Corp........................      4,200       117,600
  Extended Stay America, Inc.*..........      3,300        53,526
  Hilton Hotels Corp....................      3,200        44,480
  Mandalay Resort Group*................      2,600        71,682
  MGM Mirage, Inc.*.....................     11,900       401,625
  Park Place Entertainment Corp.*.......     26,900       275,725
  Six Flags, Inc.*......................      7,300       105,485

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
LEISURE  (CONTINUED)
  Starwood Hotels & Resorts
    Worldwide, Inc. Class B.............      9,400   $   309,166
                                                      -----------
                                                        1,379,289
                                                      -----------

MACHINERY -- 0.0%
  Tecumseh Products Co. Class A.........        600        31,848
                                                      -----------

METALS & MINING -- 0.7%
  Massey Energy Co......................      6,900        87,630
  Phelps Dodge Corp.....................      7,200       296,640
                                                      -----------
                                                          384,270
                                                      -----------

MULTIMEDIA -- 9.1%
  A.H. Belo Corp. Series A..............      4,500       101,745
  AOL Time Warner, Inc.*................     68,900     1,013,519
  Liberty Media Corp. Class A*..........    125,800     1,258,000
  Tribune Co............................      3,800       165,300
  Viacom, Inc. Class A*.................     17,400       773,604
  Viacom, Inc. Class B*.................     44,200     1,961,154
                                                      -----------
                                                        5,273,322
                                                      -----------

OFFICE EQUIPMENT -- 0.1%
  IKON Office Solutions, Inc............      4,300        40,420
                                                      -----------

OFFICE FURNISHINGS & SUPPLIES -- 0.0%
  Steelcase, Inc. Class A...............      1,900        25,422
                                                      -----------
OIL & GAS -- 8.7%
  Amerada Hess Corp.....................      8,600       709,500
  Anadarko Petroleum Corp...............     13,200       650,760
  Apache Corp...........................     10,230       588,021
  Devon Energy Corp.....................      1,200        59,136
  Forest Oil Corp.*.....................        600        17,058
  Halliburton Co........................      1,900        30,077
  Helmerich & Payne, Inc................      2,200        78,584
  Kerr-McGee Corp.......................      3,700       198,135
  Marathon Oil Corp.....................     15,300       414,936
  Occidental Petroleum Corp.............     16,300       488,837
  Phillips Petroleum Co.................     17,800     1,048,064
  Pioneer Natural Resources Co.*........      3,200        83,360
  Pogo Producing Co.....................      4,000       130,480
  Pride International, Inc.*............     10,100       158,166
  Rowan Cos., Inc.*.....................      2,500        53,625
  Sunoco, Inc...........................      3,700       131,831
  Tidewater, Inc........................      2,800        92,176
  Transocean Sedco Forex, Inc...........      2,700        84,105
                                                      -----------
                                                        5,016,851
                                                      -----------

OIL REFINING -- 0.2%
  Valero Energy Corp....................      2,500        93,550
                                                      -----------

PAPER & RELATED PRODUCTS -- 1.8%
  Boise Cascade Corp....................      5,200       179,556
  Bowater, Inc..........................      4,200       228,354
  Louisiana-Pacific Corp................     10,500       111,195
                                            SHARES      VALUE+
-----------------------------------------------------------------
  MeadWestvaco Corp.....................     10,913   $   366,240
  Temple-Inland, Inc....................      2,800       162,008
                                                      -----------
                                                        1,047,353
                                                      -----------

PUBLISHING -- 0.1%
  Hollinger International, Inc.
    Class A.............................      2,600        31,200
  Pulitzer, Inc.........................        300        15,570
                                                      -----------
                                                           46,770
                                                      -----------

RETAIL -- FOOD -- 0.5%
  SUPERVALU, Inc........................     11,700       287,001
                                                      -----------

RETAIL -- GENERAL -- 2.7%
  Big Lots, Inc.*.......................      5,400       106,272
  Dillards, Inc. Class A................      8,200       215,578
  Federated Department Stores, Inc.*....     14,600       579,620
  J.C. Penney Co., Inc..................     13,000       286,260
  Longs Drug Stores Corp................      4,000       113,160
  Sears, Roebuck & Co...................      4,800       260,640
                                                      -----------
                                                        1,561,530
                                                      -----------

RETAIL -- SPECIALTY -- 1.9%
  AutoNation, Inc.*.....................     24,100       349,450
  Circuit City Stores-Circuit City
    Group...............................     12,100       226,875
  Foot Locker, Inc.*....................      3,800        54,910
  Rite Aid Corp.*.......................      8,500        19,975
  Saks, Inc.*...........................     12,900       165,636
  Toys "R" Us, Inc.*....................     14,800       258,556
                                                      -----------
                                                        1,075,402
                                                      -----------

STEEL -- 0.4%
  AK Steel Holding Corp.................      9,800       125,538
  United States Steel Corp..............      2,200        43,758
  Worthington Industries, Inc...........      3,000        54,300
                                                      -----------
                                                          223,596
                                                      -----------

TELECOMMUNICATIONS -- 12.3%
  ADC Telecommunications, Inc.*.........     13,000        29,770
  American Tower Corp. Class A*.........      6,000        20,700
  AT&T Corp.............................    154,700     1,655,290
  AT&T Wireless Services, Inc.*.........    168,709       986,948
  Broadwing, Inc.*......................     13,200        34,320
  CIENA Corp.*..........................     24,700       103,493
  Comcast Corp. Class A*................      1,700        41,140
  Comcast Corp. Class A Special*........     52,200     1,244,448
  Comverse Technology, Inc.*............     14,000       129,640
  Cox Radio, Inc. Class A*..............     39,600     1,090,980
  Crown Castle International Corp.*.....     14,700        57,771
  Harris Corp...........................      2,000        72,480
  JDS Uniphase Corp.*...................     90,300       241,101
  Level 3 Communications, Inc.*.........     15,000        44,250
  Lucent Technologies, Inc..............    113,700       188,742
  PanAmSat Corp.*.......................     11,300       255,380
  Sprint Corp...........................     47,500       503,975
  Symbol Technologies, Inc.*............      3,700        31,450
  Telephone & Data Systems, Inc.........        700        42,385
  Tellabs, Inc.*........................     23,400       145,080

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
TELECOMMUNICATIONS  (CONTINUED)
  United States Cellular Corp.*.........      4,500   $   114,525
  WorldCom, Inc.**......................    123,300        51,169
  WorldCom, Inc. -- MCI Group**.........      1,224         1,028
                                                      -----------
                                                        7,086,065
                                                      -----------
TIRES & RUBBER -- 0.5%
  Cooper Tire & Rubber Co...............      2,300        47,265
  Goodyear Tire & Rubber Co.............     12,400       232,004
                                                      -----------
                                                          279,269
                                                      -----------
TOBACCO -- 0.8%
  R.J. Reynolds Tobacco
    Holdings, Inc.......................      8,200       440,750
                                                      -----------

TRANSPORTATION -- 4.5%
  Alexander & Baldwin, Inc..............      3,700        94,461
  Burlington Northern Santa Fe Corp.....     18,500       555,000
  CSX Corp..............................     11,500       403,075
  GATX Corp.............................      1,500        45,150
  Norfolk Southern Corp.................     20,300       474,614
  Ryder System, Inc.....................      6,200       167,958
  Union Pacific Corp....................     13,800       873,264
                                                      -----------
                                                        2,613,522
                                                      -----------

UTILITIES -- 0.0%
  Alliant Energy Corp...................      1,200        30,840
                                                      -----------
  TOTAL COMMON STOCKS
    (Identified Cost $61,905,572).......               57,177,240
                                                      -----------
                                            SHARES      VALUE+
-----------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.3%

OTHER -- 3.3%
  SSgA Government Money Market Fund.....    444,192   $   444,192
  SSgA Money Market Fund................  1,438,000     1,438,000
                                                      -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $1,882,192)........                1,882,192
                                                      -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 102.4%
  (IDENTIFIED COST $63,787,764)#..................  59,059,432
  Liabilities, Less Cash and Other Assets --
    (2.4%)........................................  (1,395,231)
                                                    ----------
NET ASSETS -- 100%................................  $57,664,201
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
 ** Security was fair valued at 6/30/2002 in accordance with the Fund's Valuation Procedures.
  # At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $63,806,570. Net unrealized depreciation aggregated $4,747,138, of which $7,247,109 related to appreciated investment securities and $11,994,247 related to depreciated investment securities.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002

                                          SHARES     VALUE+
--------------------------------------------------------------
COMMON STOCKS -- 97.5%
ADVERTISING -- 0.2%
  Equity Marketing, Inc.*...............     800   $    10,600
  Getty Images, Inc.*...................   2,600        56,602
  Penton Media, Inc.....................     600         1,290
  ValueVision International, Inc.
    Class A*............................   2,700        49,005
                                                   -----------
                                                       117,497
                                                   -----------

AEROSPACE/DEFENSE -- 1.2%
  AAR Corp..............................   1,600        16,320
  Alliant Techsystems, Inc.*............   2,700       172,260
  Allied Research Corp.*................     600        15,216
  Armor Holdings, Inc.*.................   2,100        53,550
  BE Aerospace, Inc.*...................   1,500        19,770
  DRS Technologies, Inc.*...............   1,100        47,025
  Engineered Support Systems, Inc.......   1,000        52,300
  GenCorp, Inc..........................   2,500        35,750
  HEICO Corp............................     600         8,412
  Herley Industries, Inc.*..............   1,000        21,210
  Hexcel Corp.*.........................   2,700        11,745
  Innovative Solutions and
    Support, Inc.*......................   1,300         9,750
  Kaman Corp. Class A...................   1,800        30,168
  Ladish Co., Inc.*.....................   1,200        14,640
  Northrop Grumman Corp.................     195        24,375
  Orbital Sciences Corp. Class A*.......   3,900        31,083
  REMEC, Inc.*..........................   4,000        22,440
  Triumph Group, Inc.*..................   1,000        44,600
  United Industrial Corp................     900        19,665
                                                   -----------
                                                       650,279
                                                   -----------

AGRICULTURAL OPERATIONS -- 0.3%
  AGCO Corp.............................   3,000        58,500
  Cadiz, Inc.*..........................   2,900        24,647
  Delta & Pine Land Co..................   2,300        46,230
  Embrex, Inc.*.........................     700        14,644
                                                   -----------
                                                       144,021
                                                   -----------

AIRLINES -- 0.5%
  AirTran Holdings, Inc.*...............   3,300        17,655
  Alaska Air Group, Inc.*...............   5,000       130,500
  Atlantic Coast Airlines
    Holdings, Inc.*.....................   1,200        26,040
  Atlas Air Worldwide
    Holdings, Inc.*.....................   2,300         8,510
  Frontier Airlines, Inc.*..............   2,650        21,545
  Mesa Air Group, Inc.*.................   1,700        15,640
  Mesaba Holdings, Inc.*................   2,000        11,740
  Midwest Express Holdings, Inc.*.......   1,400        18,480
  SkyWest, Inc..........................   1,000        23,390
  US Airways Group, Inc.*...............   5,500        20,350
                                                   -----------
                                                       293,850
                                                   -----------

AUTO & RELATED -- 1.6%
  A.S.V., Inc.*.........................     500         5,960
  Aftermarket Technology Corp.*.........   1,000        19,200
  American Axle & Manufacturing
    Holdings, Inc.*.....................     300         8,922
  Arctic Cat, Inc.......................     900        15,650
  ArvinMeritor, Inc.....................     500        12,000
                                          SHARES     VALUE+
--------------------------------------------------------------
  Bandag, Inc...........................     500   $    14,160
  Coachmen Industries, Inc..............   1,600        23,200
  Collins & Aikman Corp.*...............   2,840        25,844
  CSK Auto Corp.*.......................   4,200        58,548
  Dollar Thrifty Automotive
    Group, Inc.*........................   1,200        31,080
  Dura Automotive Systems, Inc.*........   1,400        29,050
  IMPCO Technologies, Inc.*.............     700         9,170
  Insurance Auto Auctions, Inc.*........   1,200        23,400
  LoJack Corp.*.........................   1,600         5,600
  Midas, Inc............................   3,000        37,200
  Monaco Coach Corp.*...................   1,950        41,535
  National R.V. Holdings, Inc.*.........   1,100        11,000
  Oshkosh Truck Corp....................     400        23,644
  Polaris Industries, Inc...............     500        32,500
  Rent-A-Center, Inc.*..................   1,300        75,413
  Rent-Way, Inc.*.......................   3,200        41,440
  Skyline Corp..........................     500        16,500
  Spartan Motors, Inc...................   1,000        15,320
  Standard Motor Products, Inc..........   1,300        22,035
  Strattec Security Corp.*..............     300        16,596
  Superior Industries
    International, Inc..................   1,000        46,250
  Tenneco Automotive, Inc...............   3,900        25,740
  Tower Automotive, Inc.*...............   3,800        53,010
  United Auto Group, Inc.*..............   2,200        45,980
  Wabash National Corp..................   1,800        18,000
  Winnebago Industries, Inc.............   1,400        61,600
                                                   -----------
                                                       865,547
                                                   -----------

BANKS/SAVINGS & LOANS -- 7.8%
  1st Source Corp.......................   1,461        36,116
  Alabama National BanCorp..............     500        21,645
  Allegiant Bancorp, Inc................     900        16,353
  AMCORE Financial, Inc.................   1,700        39,389
  Anchor BanCorp Wisconsin, Inc.........   2,200        53,042
  BancorpSouth, Inc.....................   1,600        32,320
  Banknorth Group, Inc..................     908        23,626
  BankUnited Financial Corp.
    Class A*............................   2,100        40,719
  Banner Corp...........................     660        16,335
  Bay View Capital Corp.*...............   5,600        35,896
  BB&T Corp.............................     412        15,903
  Boston Private Financial
    Holdings, Inc.......................   1,600        39,584
  Brookline Bancorp, Inc................   2,400        60,720
  BSB Bancorp, Inc......................     600        16,008
  Cathay Bancorp, Inc...................   1,800        73,404
  Centennial Bancorp....................   1,272        10,023
  CFS Bancorp, Inc......................   1,100        17,006
  Charter One Financial, Inc............     348        11,964
  Chemical Financial Corp...............   1,593        59,753
  Chittenden Corp.......................   1,950        56,511
  Coastal Bancorp, Inc..................     700        22,232
  Columbia Banking System, Inc..........     808        10,431
  Commercial Federal Corp...............   1,900        55,100
  Commonwealth Bancorp, Inc.............     700        20,769
  Community Bank Systems, Inc...........     900        29,025
  Community First Bankshares, Inc.......   2,400        62,616
  Community Trust Bancorp, Inc..........     600        16,866

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
BANKS/SAVINGS & LOANS  (CONTINUED)
  Connecticut Bancshares, Inc...........     900   $    29,880
  Corus Bankshares, Inc.................   1,400        64,287
  CVB Financial Corp....................   2,400        54,504
  Dime Community Bancshares.............   2,100        47,649
  Downey Financial Corp.................     600        28,380
  East West Bancorp, Inc................   1,600        55,232
  F&M Bancorp...........................     500        17,640
  F.N.B. Corp...........................   2,935        80,595
  Fidelity Bankshares, Inc..............     900        19,899
  First Charter Corp....................   3,100        56,048
  First Citizens BancShares, Inc........     200        22,118
  First Essex Bancorp, Inc..............     500        17,100
  First Federal Capital Corp............   1,800        39,780
  First Financial Bancorp...............   3,265        63,896
  First Financial Holdings, Inc.........   1,200        39,288
  First Indiana Corp....................     500        10,885
  First Merchants Corp..................   1,100        32,999
  First Niagara Financial
    Group, Inc..........................   1,800        49,968
  First Place Financial Corp............     900        17,919
  First Republic Bank*..................   1,250        34,375
  First Sentinel Bancorp, Inc...........   2,500        34,400
  FirstFed Financial Corp.*.............   1,700        49,300
  Flagstar Bancorp, Inc.................   2,625        60,637
  Flushing Financial Corp...............     800        16,392
  GBC Bancorp...........................   1,300        37,635
  Glacier Bancorp, Inc..................   1,400        34,300
  Gold Banc Corp., Inc..................   2,200        24,132
  Greater Bay Bancorp...................   1,500        46,140
  Hancock Holding Co....................   1,000        67,380
  Harbor Florida Bancshares, Inc........   1,100        22,891
  Harleysville National Corp............   1,440        38,894
  Hawthorne Financial Corp..............     500        16,205
  Hudson River Bancorp, Inc.............     900        24,291
  Hudson United Bancorp.................     500        14,280
  Humboldt Bancorp......................   1,100        18,491
  Independent Bank Corp.-MA.............   1,400        32,046
  Independent Bank Corp.-MI.............     735        23,197
  Integra Bank Corp.....................   1,400        31,360
  Lakeland Bancorp, Inc.................     800        17,696
  MAF Bancorp, Inc......................   2,400        90,240
  MB Financial, Inc.....................   1,600        55,024
  Mid-State Bancshares..................   2,200        42,460
  Mississippi Valley
    Bankshares, Inc.....................     500        25,865
  Nara Bancorp, Inc.....................     600        13,806
  NBT Bancorp, Inc......................   2,160        39,031
  New York Community Bancorp, Inc.......     918        24,492
  Northwest Bancorp, Inc................   4,300        56,803
  OceanFirst Financial Corp.............   1,050        25,347
  Ocwen Financial Corp.*................   5,400        29,700
  Pacific Capital Bancorp...............   2,400        57,312
  Pacific Northwest Bancorp.............   1,200        37,584
  People's Bank.........................   1,200        31,332
  PFF Bancorp, Inc......................   1,200        46,080
                                          SHARES     VALUE+
--------------------------------------------------------------
  Provident Bankshares Corp.............   2,040   $    48,328
  Provident Financial Group, Inc........   2,000        58,020
  Republic Bancorp, Inc.................   3,850        57,519
  Riggs National Corp...................   2,000        29,820
  S&T Bancorp, Inc......................   1,900        51,300
  Sandy Spring Bancorp, Inc.............   1,200        38,580
  Second Bancorp, Inc...................     600        16,380
  Silicon Valley Bancshares*............   1,400        36,904
  Southwest Bancorp, Inc................     600        16,339
  Sovereign Bancorp, Inc................   1,889        28,241
  St. Francis Capital Corp..............     500        12,395
  State Financial Services Corp.
    Class A.............................   1,100        16,115
  Staten Island Bancorp, Inc............   3,200        61,440
  Sterling Bancshares, Inc..............   3,900        57,603
  Sterling Financial Corp.*.............     660        12,844
  Texas Regional Bancshares, Inc.
    Class A.............................     840        40,874
  The Trust Co. of New Jersey...........   1,300        33,409
  Troy Financial Corp...................     315         9,482
  TrustCo Bank Corp. NY.................   4,334        57,079
  UCBH Holdings, Inc....................   1,500        57,015
  UMB Financial Corp....................   1,600        74,992
  Umpqua Holdings Corp..................     900        16,632
  United Bankshares, Inc................   2,200        64,636
  United Community Financial Corp.......   3,600        33,696
  United National Bancorp...............   1,230        28,290
  Valley National Bancorp...............     600        16,680
  Waypoint Financial Corp...............   2,700        52,785
  Webster Financial Corp................     456        17,437
  WesBanco, Inc.........................   1,600        37,936
  West Coast Bancorp....................     847        14,526
  Westcorp..............................   5,360       171,252
  Whitney Holding Corp..................     450        13,833
  Wintrust Financial Corp...............   1,350        46,670
                                                   -----------
                                                     4,189,593
                                                   -----------

BROADCASTING -- 0.7%
  4Kids Entertainment, Inc.*............     600        12,420
  Acme Communications, Inc.*............   1,700        12,495
  Clear Channel
    Communications, Inc.*...............     420        13,448
  Crown Media Holdings, Inc.
    Class A*............................   3,700        29,193
  Cumulus Media, Inc. Class A*..........   2,300        31,694
  Entravision Communications Corp.*.....   3,300        40,425
  Insight Communications Co., Inc.*.....   2,500        29,325
  Mediacom Communications Corp.*........   4,500        35,055
  Paxson Communications Corp.*..........   5,000        27,500
  Regent Communications, Inc.*..........   3,500        24,707
  Salem Communications Corp.
    Class A*............................   1,400        34,818
  Sinclair Broadcast Group, Inc.
    Class A*............................   2,100        30,576
  Spanish Broadcasting System, Inc.
    Class A*............................   3,300        33,000
  TiVo, Inc.*...........................   4,100        15,211
  UnitedGlobalCom, Inc. Class A*........   4,600        12,650
  World Wrestling Federation
    Entertainment, Inc.*................   1,100        16,060
                                                   -----------
                                                       398,577
                                                   -----------

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)

BUILDING & CONSTRUCTION -- 3.1%
  Ampco-Pittsburgh Corp.................   1,000   $    12,000
  Apogee Enterprises, Inc...............   2,800        40,208
  Beazer Homes USA, Inc.*...............     725        58,000
  Butler Manufacturing Co...............     400        10,980
  Centex Construction Products, Inc.....   1,300        47,320
  Champion Enterprises, Inc.*...........   4,800        26,976
  Comfort Systems USA, Inc.*............   3,800        18,886
  D.R. Horton, Inc......................     231         6,013
  Dycom Industries, Inc.*...............   3,800        44,422
  Elcor Corp............................   1,900        51,965
  Emcor Group, Inc.*....................   1,000        58,700
  Fleetwood Enterprises, Inc............   2,000        17,400
  Florida Rock Industries, Inc..........   5,550       198,746
  Foster Wheeler Ltd.*..................   1,200         1,920
  Granite Construction, Inc.............     750        18,975
  Hovnanian Enterprises, Inc.
    Class A*............................   1,600        57,408
  Insituform Technologies, Inc.
    Class A*............................   2,200        46,596
  Integrated Electrical
    Services, Inc.*.....................   3,700        23,125
  Lennox International, Inc.............   4,500        80,955
  M.D.C. Holdings, Inc..................   1,347        70,044
  M/I Schottenstein Homes, Inc..........   1,000        37,680
  Modine Manufacturing Co...............   2,700        66,366
  Modtech Holdings, Inc.*...............   1,200        15,108
  NCI Building Systems, Inc.*...........   1,800        32,040
  Nortek, Inc.*.........................   1,200        54,120
  Palm Harbor Homes, Inc.*..............   1,600        31,774
  Pulte Corp............................     625        35,925
  Ryland Group, Inc.....................     800        39,800
  Simpson Manufacturing Co., Inc.*......     700        39,991
  Standard Pacific Corp.................   2,100        73,668
  Texas Industries, Inc.................   1,100        34,639
  The Shaw Group, Inc.*.................   2,400        73,680
  Thor Industries, Inc..................   1,000        71,260
  Toll Brothers, Inc.*..................   1,400        41,020
  Trex Co., Inc.*.......................   1,400        43,960
  URS Corp.*............................   1,600        44,800
  Wackenhut Corrections Corp.*..........   1,300        18,980
  William Lyon Homes, Inc.*.............     600        15,630
                                                   -----------
                                                     1,661,080
                                                   -----------

BUSINESS SERVICES -- 3.4%
  Acxiom Corp.*.........................   1,700        29,733
  Administaff, Inc.*....................   1,900        19,000
  ADVO, Inc.*...........................   1,400        53,298
  Ambassadors International, Inc........   1,000        10,060
  American Management Systems, Inc.*....   2,900        55,419
  Aspect Communications Corp.*..........   4,700        15,040
  Banta Corp............................   1,500        53,850
  BARRA, Inc.*..........................   1,050        39,039
  Bowne & Co., Inc......................   2,300        33,902
  Brady Corp. Class A...................   1,500        52,500
  CDI Corp.*............................   1,500        48,825
  Cendant Corp.*........................   3,529        56,041
  Century Business Services, Inc.*......   6,000        19,554
                                          SHARES     VALUE+
--------------------------------------------------------------
  Charles River Associates, Inc.*.......   1,000   $    20,040
  CIBER, Inc.*..........................   5,100        36,975
  Consolidated Graphics, Inc.*..........     800        15,200
  CorVel Corp.*.........................     300        10,049
  DiamondCluster
    International, Inc.*................   1,700        10,166
  Electro Rent Corp.*...................   2,000        25,980
  ePlus, Inc.*..........................   1,200         8,364
  Exult, Inc.*..........................   6,200        40,300
  Fair, Issac & Co., Inc................   1,425        46,840
  First Consulting Group, Inc.*.........   1,900        16,340
  Forrester Research, Inc.*.............   2,000        38,798
  Franklin Covey Co.*...................   2,200         6,380
  FTI Consulting, Inc.*.................   1,650        57,766
  Gartner, Inc. Class A*................   2,700        27,270
  Hall, Kinion & Associates, Inc.*......   1,500        11,265
  Heidrick & Struggles
    International, Inc.*................   1,200        23,964
  Imation Corp.*........................   3,500       104,160
  Information Resources, Inc.*..........   2,300        21,595
  infoUSA, Inc.*........................   3,000        16,413
  Innotrac Corp.*.......................   1,700         8,211
  John H. Harland Co....................   2,000        56,400
  Keane, Inc.*..........................   4,000        49,600
  Kelly Services, Inc. Class A..........   2,100        56,721
  Kforce, Inc.*.........................   2,700        16,065
  Korn/Ferry International*.............   1,900        17,290
  Labor Ready, Inc.*....................   3,200        18,720
  Manugistics Group, Inc.*..............   2,000        12,220
  MAXIMUS, Inc.*........................   1,900        60,230
  MPS Group, Inc.*......................   5,900        50,150
  Navigant Consulting, Inc.*............   2,000        13,980
  Navigant International, Inc.*.........     900        13,923
  NCO Group, Inc.*......................   2,100        46,389
  On Assignment, Inc.*..................   1,800        32,040
  PDI, Inc.*............................   1,100        17,039
  ProBusiness Services, Inc.*...........     500         7,285
  Resources Connection, Inc.*...........   1,700        45,883
  RMH Teleservices, Inc.*...............     800         5,496
  Sapient Corp.*........................   7,600         8,056
  SITEL Corp.*..........................   5,000        15,800
  SM&A..................................   1,500         5,700
  Spherion Corp.*.......................   4,100        48,790
  TeleTech Holdings, Inc.*..............   5,400        51,516
  Tetra Tech, Inc.*.....................   4,200        61,740
  The Corporate Executive Board Co.*....   1,400        47,950
  The Keith Cos., Inc.*.................     800        12,176
  TRC Cos., Inc.*.......................     950        19,522
                                                   -----------
                                                     1,823,018
                                                   -----------

CHEMICALS -- 2.6%
  A. Schulman, Inc......................   5,900       126,549
  Airgas, Inc.*.........................   2,700        46,710
  Albemarle Corp........................   1,800        55,350
  Arch Chemicals, Inc...................   2,000        49,400
  Cabot Microelectronics Corp.*.........   1,000        43,160
  ChemFirst, Inc........................   1,800        51,570
  Crompton Corp.........................   4,500        57,375

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
CHEMICALS  (CONTINUED)
  Cytec Industries, Inc.*...............   2,000   $    62,880
  Dionex Corp.*.........................   1,700        45,543
  Ferro Corp............................   2,100        63,315
  FMC Corp.*............................   1,300        39,221
  Georgia Gulf Corp.....................   1,900        50,236
  Great Lakes Chemical Corp.............   1,000        26,490
  H.B. Fuller Co........................   1,600        46,864
  Hawkins, Inc..........................   1,200        11,208
  International Specialty
    Products, Inc.*.....................   6,500        50,050
  Landec Corp.*.........................   1,800         6,804
  MacDermid, Inc........................   2,200        47,300
  Millennium Chemicals, Inc.............   4,400        61,820
  Minerals Technologies, Inc............   1,200        59,184
  NL Industries, Inc....................   3,500        53,375
  Olin Corp.............................   3,000        66,450
  PolyOne Corp..........................   2,000        22,500
  RPM, Inc..............................   2,000        30,500
  Solutia, Inc..........................   6,300        44,226
  Spartech Corp.........................   1,900        51,737
  Symyx Technologies*...................   2,100        29,232
  Terra Industries, Inc.*...............   6,100        12,688
  TETRA Technologies, Inc.*.............   1,300        34,515
  WD-40 Co..............................   1,100        30,536
  Wellman, Inc..........................   2,500        41,875
                                                   -----------
                                                     1,418,663
                                                   -----------

COMMERCIAL SERVICES -- 0.9%
  Central Parking Corp..................   2,500        57,125
  Clark/Bardes, Inc.*...................   1,500        34,260
  CoStar Group, Inc.*...................     800        16,424
  iDine Rewards Network, Inc............   1,400        16,100
  Mail-Well, Inc.*......................   2,500        13,000
  Memberworks, Inc.*....................     800        14,824
  Mobile Mini, Inc.*....................   1,000        17,100
  Plexus Corp.*.........................   2,500        45,250
  Pre-Paid Legal Services, Inc.*........   1,700        33,830
  Protection One, Inc.*.................   9,800        26,950
  Quanta Services, Inc.*................   4,800        47,376
  R.H. Donnelley Corp.*.................     700        19,579
  Source Information Management Co.*....   2,000        11,000
  SOURCECORP, Inc.*.....................   1,400        37,100
  StarTek, Inc.*........................   1,300        34,762
  UniFirst Corp.........................     600        15,180
  Veritas DGC, Inc.*....................   2,600        32,760
                                                   -----------
                                                       472,620
                                                   -----------

COMMUNICATION SERVICES -- 0.0%
  Concerto Software, Inc.*..............   1,400         8,820
                                                   -----------

COMMUNICATIONS EQUIPMENT -- 0.9%
  Aether Systems, Inc.*.................   2,900         8,555
  Allen Telecom, Inc.*..................   2,000         8,600
  ANADIGICS, Inc.*......................   2,100        17,304
  Applied Signal Technology, Inc........   1,200        14,580
  Arris Group, Inc.*....................   1,900         8,512
                                          SHARES     VALUE+
--------------------------------------------------------------
  Avanex Corp.*.........................   6,600   $    12,804
  Captaris, Inc.*.......................   3,500        10,325
  Centillium Communications, Inc.*......   2,800        24,416
  Ceradyne, Inc.*.......................   1,700        12,733
  Digi International, Inc.*.............   2,300         7,592
  Ditech Communications Corp.*..........   3,600        10,224
  DMC Stratex Networks, Inc.*...........   5,700        11,457
  Finisar Corp.*........................   8,900        21,093
  Inter-Tel, Inc........................   1,400        23,744
  InterVoice-Brite, Inc.*...............   3,300         5,313
  Ixia*.................................   3,900        22,698
  KVH Industries, Inc.*.................   1,200         9,036
  MasTec, Inc.*.........................   2,400        17,664
  Network Equipment
    Technologies, Inc.*.................   3,300        14,190
  New Focus, Inc.*......................   5,000        14,850
  North Pittsburgh Systems, Inc.........     800        12,872
  Paradyne Networks, Inc.*..............   3,000        11,880
  Performance Technologies, Inc.*.......   1,600        10,608
  Proxim Corp. Class A*.................   2,456         7,933
  SeaChange International, Inc.*........   2,100        18,438
  Sirenza Microdevices, Inc.*...........   2,700         5,454
  Somera Communications, Inc.*..........   3,900        27,846
  Sonus Networks, Inc.*.................  14,300        28,886
  SpectraLink Corp.*....................   1,700        18,088
  Tekelec*..............................   4,800        38,544
  ViaSat, Inc.*.........................   1,800        15,174
                                                   -----------
                                                       471,413
                                                   -----------

COMPUTER EQUIPMENT -- 1.8%
  Adaptec, Inc..........................   3,700        29,193
  Advanced Digital Information Corp.*...   4,400        37,092
  Computer Network Technology Corp.*....   1,200         7,356
  Concurrent Computer Corp.*............   4,300        19,995
  Cray, Inc.*...........................   4,100        18,327
  Drexler Technology Corp.*.............   1,000        21,600
  Electronics for Imaging, Inc.*........   3,200        50,912
  Foundry Networks, Inc.*...............   7,200        50,616
  Handspring, Inc.*.....................  10,000        17,400
  Hutchinson Technology, Inc.*..........   1,800        28,152
  Insight Enterprises, Inc.*............   2,900        73,051
  Kronos, Inc.*.........................   1,200        36,587
  Lantronix, Inc.*......................   5,000         4,250
  Maxtor Corp.*.........................   1,900         8,588
  Maxwell Technologies, Inc.*...........   1,100         9,592
  McDATA Corp. Class A*.................   4,100        36,121
  Mentor Graphics Corp.*................   4,900        69,678
  Mercury Computer Systems, Inc.*.......   1,800        37,260
  MTS Systems Corp......................   2,100        27,636
  NeoMagic Corp.*.......................   3,100         8,246
  NYFIX, Inc.*..........................   2,300        19,550
  RadiSys Corp.*........................   1,600        18,608
  Rainbow Technologies, Inc.*...........   2,600        12,792
  Rimage Corp.*.........................   1,200         9,468
  SCM Microsystems, Inc.*...............   2,000        26,760
  Silicon Graphics, Inc.*...............  13,800        40,572
  Silicon Storage Technology, Inc.*.....   3,600        28,080

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER EQUIPMENT  (CONTINUED)
  Standard Microsystems Corp.*..........   1,600   $    37,776
  Systems & Computer Technology
    Corp.*..............................   3,300        44,583
  TALX Corp.............................   1,089        20,647
  Trident Microsystems, Inc.*...........   1,700        10,574
  Verity, Inc.*.........................   2,500        27,725
  Virage Logic Corp.*...................   1,000        13,020
  Western Digital Corp.*................  17,000        55,250
                                                   -----------
                                                       957,057
                                                   -----------

COMPUTER SERVICES -- 1.7%
  3D Systems Corp.*.....................     700         8,540
  Analysts International Corp...........   4,500        19,125
  Avocent Corp.*........................     836        13,309
  Black Box Corp.*......................   1,000        40,730
  Brooks-PRI Automation, Inc.*..........   1,624        41,509
  Catapult Communications Corp.*........     900        19,684
  CompuCom Systems, Inc.*...............   4,800        18,624
  Computer Horizons Corp.*..............   3,800        18,506
  Covansys Corp.*.......................   1,700         9,554
  FactSet Research Systems, Inc.........   2,000        59,540
  Fidelity National Information
    Solutions, Inc.*....................   1,800        43,200
  GTECH Holdings Corp.*.................   3,400        86,836
  Inforte Corp.*........................   1,100        10,912
  Intergraph Corp.*.....................   3,000        52,321
  Manhattan Associates, Inc.*...........   1,700        54,672
  MCSi, Inc.*...........................   1,500        17,010
  MICROS Systems, Inc.*.................   1,200        33,252
  NetScout Systems, Inc.*...............   1,800        12,276
  NetSolve, Inc.*.......................   1,200         8,628
  Overland Data, Inc.*..................   1,500        24,720
  PEC Solutions, Inc.*..................   1,600        38,272
  Pegasus Solutions, Inc.*..............   1,800        31,500
  Pomeroy Computer Resources, Inc.*.....     700        10,206
  Radiant Systems, Inc.*................   1,400        18,242
  Safeguard Scientifics, Inc.*..........   9,400        18,800
  SimpleTech, Inc.*.....................   1,900         6,479
  StorageNetworks, Inc.*................   7,800        15,358
  Sykes Enterprises, Inc.*..............   3,600        29,016
  Syntel, Inc.*.........................   3,100        38,316
  Tier Technologies, Inc. Class B*......   1,200        21,384
  Tripos, Inc.*.........................     800        17,440
  Tyler Technologies, Inc.*.............   3,300        17,556
  Viewpoint Corp.*......................   1,700         8,194
  Wind River Systems, Inc.*.............   7,100        35,571
  Zomax, Inc.*..........................   1,900         7,410
                                                   -----------
                                                       906,692
                                                   -----------

COMPUTER SOFTWARE -- 3.4%
  @Road, Inc.*..........................   2,300        14,191
  Acclaim Entertainment, Inc.*..........     300         1,059
  Activision, Inc.*.....................   2,250        65,385
  Actuate Corp.*........................   5,400        24,300
  Advent Software, Inc.*................   1,700        43,690
  Agile Software Corp.*.................   4,800   $    34,896
                                          SHARES     VALUE+
--------------------------------------------------------------
  ANSYS, Inc.*..........................   1,100        22,110
  Authentidate Holding Corp.*...........   2,100         6,951
  Borland Software Corp.*...............   2,500        25,750
  BSQUARE Corp.*........................   3,200         7,232
  Caminus Corp.*........................   1,300         7,579
  CheckFree Corp.*......................     900        14,076
  Clarus Corp.*.........................   1,900         9,502
  Concord Communications, Inc.*.........   1,000        16,480
  Convera Corp.*........................   3,100         7,533
  Datastream Systems, Inc.*.............   6,200        44,020
  Dendrite International, Inc.*.........   2,000        19,340
  Digitas, Inc.*........................   5,600        25,474
  Echelon Corp.*........................   2,700        34,776
  Embarcadero Technologies, Inc.*.......   1,900        11,742
  EPIQ Systems, Inc.*...................     700        11,914
  Evans & Sutherland Computer Corp.*....   1,400        10,850
  FalconStor Software, Inc.*............   3,600        15,228
  FileNET Corp.*........................   2,100        30,450
  HNC Software, Inc.....................   2,500        41,750
  Hypercom Corp.*.......................   3,900        30,030
  Hyperion Solutions Corp.*.............   2,300        41,946
  Identix, Inc.*........................   4,884        35,649
  iManage, Inc.*........................   1,900         6,840
  Infogrames, Inc.*.....................   4,900        13,377
  Informatica Corp.*....................   6,300        44,667
  Internet Security Systems, Inc.*......   3,400        44,608
  J.D. Edwards & Co.*...................   5,200        63,180
  JDA Software Group, Inc.*.............   1,900        53,694
  Legato Systems, Inc.*.................   7,606        27,382
  Liberate Technologies, Inc.*..........   7,500        19,793
  Macromedia, Inc.*.....................   3,080        27,320
  MAPICS, Inc...........................   1,800        10,062
  MapInfo Corp.*........................     950         8,645
  MetaSolv, Inc.*.......................   1,400         5,586
  Micromuse, Inc.*......................   4,400        20,416
  Midway Games, Inc.*...................   2,700        22,950
  Moldflow Corp.*.......................   1,000         7,880
  MRO Software, Inc.*...................   1,800        20,484
  MSC.Software Corp.*...................   2,000        17,900
  Netegrity, Inc.*......................   1,900        11,704
  NetIQ Corp.*..........................   2,200        49,786
  Novadigm, Inc.*.......................   2,000        14,540
  Novell, Inc.*.........................   5,000        16,050
  ONYX Software Corp.*..................   2,000         6,760
  OPNET Technologies, Inc.*.............   1,300        11,648
  Packeteer, Inc.*......................   1,500         6,630
  Pegasystems, Inc.*....................   2,300        20,744
  Per-Se Technologies, Inc.*............   2,700        24,837
  Phoenix Technology Ltd.*..............   1,800        18,000
  Pinnacle Systems, Inc.*...............   5,000        50,500
  PLATO Learning, Inc.*.................   1,066        10,521
  Progress Software Corp.*..............   2,500        38,300
  QAD, Inc.*............................   3,400         9,690
  Quest Software, Inc.*.................   1,800        26,154
  Red Hat, Inc.*........................  10,200        59,874

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER SOFTWARE  (CONTINUED)
  Sanchez Computer Associates, Inc.*....   1,600   $     7,136
  ScanSoft, Inc.*.......................   3,600        26,640
  Secure Computing Corp.*...............   1,700        12,835
  SERENA Software, Inc.*................   2,800        38,352
  SilverStream Software, Inc.*..........   2,500        22,350
  SpeechWorks International, Inc.*......   3,200        11,773
  SPSS, Inc.*...........................   1,032        16,037
  SS&C Technologies, Inc.*..............   2,400        33,672
  Storage Computer Corp.*...............   2,200         8,756
  Take-Two Interactive
    Software, Inc.*.....................   1,600        32,944
  The InterCept Group, Inc.*............   1,100        22,792
  THQ, Inc.*............................   1,200        35,784
  TIBCO Software, Inc.*.................   5,000        27,800
  Transaction Systems Architects, Inc.
    Class A*............................   2,500        29,400
  Ulticom, Inc.*........................   1,200         8,136
  Ultimate Software Group, Inc.*........   2,100         6,909
  Vastera, Inc.*........................   2,400        10,536
  Witness Systems, Inc.*................   2,000        14,760
                                                   -----------
                                                     1,811,037
                                                   -----------

CONSUMER PRODUCTS -- 0.8%
  Applied Extrusion
    Technologies, Inc.*.................   1,600        11,120
  Blyth, Inc............................   2,800        87,416
  Central Garden & Pet Co.*.............   1,000        17,530
  Department 56, Inc.*..................   1,500        24,420
  Fossil, Inc.*.........................   3,150        64,764
  IDEXX Laboratories, Inc.*.............   1,700        43,843
  Playtex Products, Inc.*...............   3,000        38,850
  Russ Berrie & Co., Inc................   1,600        56,640
  The Scotts Co. Class A*...............     600        27,240
  The Yankee Candle Co., Inc.*..........   2,200        59,598
                                                   -----------
                                                       431,421
                                                   -----------

CONTAINERS & GLASS -- 0.4%
  Crown Cork & Seal Co., Inc............  10,800        73,980
  Owens-Illinois, Inc.*.................   7,300       100,302
  Silgan Holdings, Inc.*................   1,200        48,528
                                                   -----------
                                                       222,810
                                                   -----------

CONTAINERS-PAPER/PLASTIC -- 0.3%
  AEP Industries, Inc.*.................     400        14,200
  Graphic Packaging International
    Corp.*..............................   2,200        20,350
  Ivex Packaging Corp.*.................   1,600        36,432
  Longview Fibre Co.....................   3,600        33,912
  Rock-Tenn Co. Class A.................   1,900        34,865
                                                   -----------
                                                       139,759
                                                   -----------
CONSTRUCTION MATERIALS -- 0.0%
  U.S. Concrete, Inc.*..................   1,400         9,198
                                                   -----------

DISTRIBUTION/WHOLESALE -- 1.1%
  Advanced Marketing Services, Inc......   1,700        31,110
  Aviall, Inc.*.........................   2,000        28,000
  Bell Microproducts, Inc.*.............   1,700        13,685
                                          SHARES     VALUE+
--------------------------------------------------------------
  Building Materials Holding Corp.*.....     800   $    11,496
  Daisytek International Corp...........   1,000        16,960
  Handleman Co.*........................   2,700        39,150
  Hughes Supply, Inc....................   1,900        85,310
  International Multifoods Corp.........   1,900        49,400
  Keystone Automotive
    Industries, Inc.*...................   1,700        32,351
  Nash-Finch Co.........................   1,200        38,352
  NuCo2, Inc.*..........................   1,000        14,000
  Owens & Minor, Inc....................   2,400        47,424
  ScanSource, Inc.*.....................     600        36,846
  SCP Pool Corp.*.......................   2,050        56,908
  United Natural Foods, Inc.*...........   1,300        25,610
  United Stationers, Inc.*..............   1,000        30,400
  Watsco, Inc...........................   2,200        40,150
                                                   -----------
                                                       597,152
                                                   -----------

DIVERSIFIED OPERATIONS -- 2.0%
  Actuant Corp. Class A.................     600        24,750
  Acuity Brands, Inc....................     800        14,560
  AMERCO*...............................   1,500        22,185
  Barnes Group, Inc.....................   1,300        29,770
  Carlisle Cos., Inc....................   1,200        53,976
  Chemed Corp...........................     500        18,845
  Cornell Corrections, Inc.*............     800         9,480
  Digimarc Corp.*.......................     800         8,312
  ESCO Technologies, Inc.*..............   1,100        38,500
  Esterline Technologies Corp.*.........   1,700        38,590
  Federal Signal Corp...................   1,800        43,200
  Griffon Corp..........................   2,650        47,965
  Kroll, Inc.*..........................   2,702        58,444
  Lancaster Colony Corp.................   1,100        39,226
  Lydall, Inc.*.........................   1,800        27,450
  Mathews International Corp.
    Class A.............................   1,900        44,365
  Myers Industries, Inc.................   1,926        33,012
  NACCO Industries, Inc. Class A........     300        17,430
  PerkinElmer, Inc......................     933        10,310
  Sensient Technologies Corp............   2,800        63,728
  SPS Technologies, Inc.*...............     800        30,536
  Standex International Corp............   1,100        27,610
  Sturm, Ruger & Co., Inc...............   2,700        38,205
  Tredegar Corp.........................   2,700        65,205
  Trinity Industries, Inc...............   2,600        53,872
  U.S. Industries, Inc..................   6,700        23,115
  Universal Corp........................   1,600        58,720
  UNOVA, Inc.*..........................   5,000        32,450
  UQM Technologies, Inc.*...............   1,700         6,188
  Vector Group Ltd......................   1,324        23,302
  Volt Information Sciences, Inc.*......   1,100        26,939
  Walter Industries, Inc................   2,800        37,380
  World Fuel Services Corp..............     900        21,960
                                                   -----------
                                                     1,089,580
                                                   -----------

EDUCATION -- 0.7%
  Career Education Corp.*...............   1,600        72,000
  Education Management Corp.*...........     900        36,657
  ITT Educational Services, Inc.*.......   2,000        43,600

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
EDUCATION  (CONTINUED)
  Learning Tree International, Inc.*....   1,200   $    22,248
  Renaissance Learning, Inc.*...........   2,100        42,462
  Strayer Education, Inc................   1,600       101,760
  Sylvan Learning Systems, Inc.*........   2,700        53,838
                                                   -----------
                                                       372,565
                                                   -----------

ELECTRICAL EQUIPMENT -- 2.2%
  Active Power, Inc.*...................   4,100        14,801
  Advanced Energy Industries, Inc.*.....   1,900        42,142
  Advanced Power Technology, Inc.*......   1,000        14,490
  American Technical Ceramics Corp.*....   1,200         6,000
  Artesyn Technologies, Inc.*...........   2,200        14,366
  August Technology Corp.*..............     900         8,901
  Avid Technology, Inc.*................   1,300        12,038
  Axcelis Technologies, Inc.*...........   5,000        56,500
  Belden, Inc...........................   2,300        47,932
  C&D Technologies, Inc.................   2,100        37,842
  Cable Design Technologies Corp.*......   3,100        31,775
  Celeritek, Inc.*......................   1,200         7,920
  Checkpoint Systems, Inc.*.............   3,000        35,100
  Cohu, Inc.............................   1,600        27,648
  Credence Systems Corp.*...............   1,080        19,192
  FLIR Systems, Inc.*...................   2,200        92,334
  General Electric Co...................     724        21,032
  Genlyte Group, Inc.*..................   1,400        56,882
  GrafTech International Ltd.*..........   4,500        55,350
  Helix Technology Corp.................   1,800        37,080
  Input/Output, Inc.*...................   4,100        36,900
  Intermagnetics General Corp...........   1,010        20,402
  Lincoln Electric Holdings, Inc........   4,300       115,670
  Littelfuse, Inc.*.....................   2,000        46,260
  LTX Corp.*............................   2,400        34,272
  Meade Instruments Corp.*..............   3,300        18,711
  Measurement Specialties, Inc.*........     800         2,400
  Microchip Technology, Inc.*...........     715        19,612
  ParkerVision, Inc.*...................   1,000        19,180
  Paxar Corp.*..........................   2,500        41,875
  Photon Dynamics, Inc.*................     900        27,000
  Power Integrations, Inc.*.............   2,700        48,924
  Rogers Corp.*.........................     900        24,579
  SBS Technologies, Inc.*...............     600         7,349
  SIPEX Corp.*..........................   2,200        10,756
  Spectrian Corp.*......................     700         7,259
  Veeco Instruments, Inc.*..............   2,300        53,153
  Vicor Corp.*..........................   1,800        12,582
  Woodhead Industries, Inc..............     600        10,284
                                                   -----------
                                                     1,196,493
                                                   -----------

ELECTRONICS -- 5.0%
  Actel Corp.*..........................   1,900        39,938
  ADE Corp.*............................     700         8,015
  Aeroflex, Inc.*.......................   4,800        33,360
  Alliance Semiconductor Corp.*.........   3,300        23,430
  American Superconductor Corp.*........   1,600         8,736
  AMETEK, Inc...........................   1,300   $    48,425
                                          SHARES     VALUE+
--------------------------------------------------------------
  Analogic Corp.........................   1,100        54,087
  Anixter International, Inc.*..........   1,800        42,300
  Artisan Components, Inc.*.............   1,000         9,000
  AstroPower, Inc.*.....................   1,500        29,460
  Asyst Technologies, Inc.*.............   2,000        40,700
  ATMI, Inc.*...........................   2,100        46,977
  Audiovox Corp. Class A*...............   2,600        20,670
  Avnet, Inc............................   1,799        39,560
  AXT, Inc..............................   1,900        15,162
  Benchmark Electronics, Inc.*..........   1,600        46,400
  Caliper Technologies Corp.*...........   2,200        18,370
  Capstone Turbine Corp.*...............   4,600         7,636
  ChipPAC, Inc.*........................   7,300        45,114
  Cirrus Logic, Inc.*...................   2,200        16,214
  Coherent, Inc.*.......................   2,300        68,586
  Cree, Inc.*...........................   5,100        67,473
  CTS Corp..............................   3,300        39,732
  Cubic Corp............................   1,500        35,550
  Cymer, Inc.*..........................   1,800        63,072
  Daktronics, Inc.*.....................   1,000         9,840
  DSP Group, Inc.*......................   2,400        47,040
  DuPont Photomasks, Inc.*..............   1,400        46,424
  Electro Scientific
    Industries, Inc.*...................   2,200        53,460
  Electroglas, Inc.*....................   1,700        17,000
  EMCORE Corp.*.........................   2,500        15,000
  Energy Conversion Devices, Inc.*......   1,700        26,673
  Entegris, Inc.*.......................   4,900        71,540
  ESS Technology, Inc.*.................   3,100        54,374
  Exar Corp.*...........................   3,100        61,132
  Excel Technology, Inc.*...............   1,100        23,100
  Frequency Electronics, Inc............     900         8,100
  Genesis Microchip, Inc.*..............     456         3,803
  GlobespanVirata, Inc.*................   3,000        11,610
  II-VI, Inc.*..........................     800        11,816
  InFocus Corp.*........................   3,900        45,942
  Integrated Silicon Solution, Inc.*....   1,000         8,920
  Intersil Corp. Class A*...............   1,364        29,162
  Itron, Inc.*..........................     800        20,984
  IXYS Corp.*...........................   1,300         6,994
  Kopin Corp.*..........................   5,500        36,300
  LeCroy Corp.*.........................     500         5,950
  Lifeline Systems, Inc.*...............     900        23,706
  LSI Industries, Inc...................   1,600        29,392
  LSI Logic Corp.*......................     975         8,531
  MagneTek, Inc.*.......................   1,200        11,880
  Manufacturers' Services Ltd.*.........   2,400        11,592
  Mattson Technology, Inc.*.............   4,500        20,790
  MEMC Electronic Materials, Inc.*......   6,300        30,870
  Merix Corp.*..........................   1,050         9,009
  Methode Electronics, Inc. Class A.....   3,100        39,587
  Microsemi Corp.*......................     800         5,280
  Microtune, Inc.*......................   3,700        32,967
  MIPS Technologies, Inc. Class A*......   1,400         8,638
  MKS Instruments, Inc.*................   2,200        44,154
  Molecular Devices Corp.*..............   1,270        22,606

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
ELECTRONICS  (CONTINUED)
  Nanometrics, Inc.*....................     800   $    12,703
  Newport Corp..........................   3,000        46,980
  Nu Horizons Electronics Corp.*........     900         7,461
  Numerical Technologies, Inc.*.........   2,300         9,189
  Oak Technology, Inc.*.................   3,900        17,667
  OmniVision Technologies, Inc.*........   1,300        18,512
  ON Semiconductor Corp.*...............  12,200        25,132
  OSI Systems, Inc.*....................   1,300        25,779
  Park Electrochemical Corp.............   1,400        37,100
  Parlex Corp.*.........................     800         9,680
  Pericom Semiconductor Corp.*..........   1,500        17,385
  Photronics, Inc.*.....................   2,400        45,456
  Pioneer-Standard Electronics, Inc.....   2,200        22,858
  Pixelworks, Inc.*.....................   3,400        28,526
  Planar Systems, Inc.*.................   1,100        21,175
  PLX Technology, Inc.*.................   1,400         5,950
  QuickLogic Corp.*.....................   2,500         9,075
  Rambus, Inc.*.........................   7,000        28,630
  Richardson Electronics, Ltd...........   1,100        11,803
  Rudolph Technologies, Inc.*...........     800        19,944
  Silicon Image, Inc.*..................   5,200        31,824
  Siliconix, Inc.*......................   1,500        41,550
  Skyworks Solutions, Inc.*.............   3,100        17,205
  Sonic Solutions*......................   1,500        11,924
  Spectrum Control, Inc.*...............   1,200         7,260
  Supertex, Inc.*.......................     700        12,334
  Synopsys, Inc.*.......................     704        38,586
  Technitrol, Inc.......................   2,400        55,920
  Three-Five Systems, Inc.*.............   1,500        17,100
  Transmeta Corp.*......................   9,400        22,090
  Trimble Navigation Ltd.*..............   2,300        35,650
  Ultimate Electronics, Inc.*...........     800        20,728
  Ultratech Stepper, Inc.*..............   1,800        29,142
  Universal Display Corp.*..............   1,600        13,280
  Universal Electronics, Inc.*..........     700        10,472
  Vialta, Inc. Class A*.................   1,927         1,638
  Vishay Intertechnology, Inc.*.........     619        13,618
  White Electronic Designs Corp.*.......   2,700        20,304
  Wilson Greatbatch
    Technologies, Inc.*.................   1,500        38,220
  Xicor, Inc.*..........................   1,300         5,252
  Zoran Corp.*..........................   1,800        41,238
  Zygo Corp.*...........................   1,000         8,050
                                                   -----------
                                                     2,696,523
                                                   -----------

ENERGY -- 0.2%
  BayCorp Holdings Ltd.*................   1,200        14,280
  KFx, Inc.*............................   3,500         8,925
  Plug Power, Inc.*.....................   3,000        23,730
  Proton Energy Systems, Inc.*..........   2,000         6,420
  South Jersey Industries, Inc..........     600        20,250
  Syntroleum Corp.*.....................   3,000         8,640
  Watts Industries, Inc. Class A........   1,500        29,775
                                                   -----------
                                                       112,020
                                                   -----------
                                          SHARES     VALUE+
--------------------------------------------------------------

ENVIROMENTAL SERVICES -- 0.5%
  Calgon Carbon Corp....................   3,100   $    26,040
  Duratek, Inc.*........................   1,900        13,490
  Headwaters, Inc.*.....................   3,500        55,125
  Rollins, Inc..........................   2,100        42,714
  Stericycle, Inc.*.....................   3,200       113,312
                                                   -----------
                                                       250,681
                                                   -----------

FACILITY SERVICES -- 0.1%
  ABM Industries, Inc...................   3,400        59,024
                                                   -----------

FINANCIAL SERVICES -- 2.8%
  Actrade Financial Technologies
    Ltd.*...............................     500         5,210
  Advanta Corp. Class A.................   1,000        10,860
  Advanta Corp. Class B.................     900         9,837
  American Capital Strategies Ltd.......   1,400        38,458
  American Home Mortgage
    Holdings, Inc.......................   1,200        14,988
  AmeriServ Financial, Inc..............   2,700        12,366
  Ameritrade Holding Corp. Class A*.....  10,000        45,800
  BlackRock, Inc.*......................     500        22,150
  Cash America International, Inc.......   1,500        13,800
  City Holding Co.......................   1,200        28,092
  CoBiz, Inc............................   1,050        18,070
  Coinstar, Inc.*.......................   1,500        36,675
  CompuCredit Corp.*....................   4,700        32,054
  Credit Acceptance Corp.*..............   3,400        42,738
  Digital Insight Corp.*................   3,200        52,640
  DVI, Inc.*............................     900        17,370
  eFunds Corp.*.........................   3,200        30,365
  eSPEED, Inc. Class A*.................   1,900        20,729
  Financial Federal Corp.*..............   3,000        99,300
  First Albany Cos., Inc................   1,093         6,504
  First Commonwealth Financial Corp.....   3,500        47,215
  Friedman, Billings, Ramsey
    Group, Inc. Class A*................   1,400        17,822
  Hoenig Group, Inc.*...................     900         9,450
  Interactive Data Corp.................   5,000        72,800
  Irwin Financial Corp..................   1,900        38,190
  Jefferies Group, Inc..................   2,400       101,040
  Knight Trading Group, Inc.*...........   8,700        45,588
  Metris Cos., Inc......................   4,400        36,564
  National Processing, Inc.*............   1,000        25,800
  New Century Financial Corp.*..........   1,500        52,455
  PRG-Schultz International, Inc.*......   1,900        23,389
  Resource America, Inc.................   1,400        14,756
  Siebert Financial Corp.*..............   1,400         5,026
  Sky Financial Group, Inc..............     601        12,711
  SoundView Technology Group, Inc.*.....   5,000         8,500
  South Financial Group, Inc............   3,300        73,950
  Southwest Bancorporation of
    Texas, Inc.*........................   2,000        72,440
  Stifel Financial Corp.................   1,100        13,750
  Susquehanna Bancshares, Inc...........   2,800        63,588
  SWS Group, Inc........................   1,034        20,287
  UICI*.................................   3,800        76,760
  Unizan Financial Corp.................     900        19,269

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
FINANCIAL SERVICES  (CONTINUED)
  WFS Financial, Inc.*..................   2,400   $    65,784
  World Acceptance Corp.*...............   3,800        31,920
                                                   -----------
                                                     1,507,060
                                                   -----------

FOOD & BEVERAGES -- 1.8%
  American Italian Pasta Co.
    Class A*............................     900        45,891
  American States Water Co..............   1,350        35,775
  Aurora Foods, Inc.*...................   6,500         9,750
  Corn Products International, Inc......   2,500        77,800
  Del Monte Foods Co.*..................   4,200        49,560
  Dole Food Co., Inc....................   1,100        31,735
  Dreyer's Grand Ice Cream, Inc.........     600        41,160
  Fleming Cos., Inc.....................   1,000        18,150
  Flowers Foods, Inc.*..................   2,100        54,285
  Green Mountian Coffee, Inc.*..........     600        12,726
  Hain Celestial Group, Inc.*...........   3,379        62,511
  Horizon Organic Holding Corp.*........     900        15,858
  Interstate Bakeries Corp..............   3,000        86,640
  J & J Snack Foods Corp.*..............     500        22,480
  Lance, Inc............................   2,000        29,160
  Monterey Pasta Co.*...................   1,600        15,088
  Panera Bread Co. Class A*.............   1,000        34,470
  Performance Food Group Co.*...........   2,800        94,808
  Pilgrim's Pride Corp..................   2,500        35,000
  Ralcorp Holdings, Inc.*...............   2,100        65,625
  Sanderson Farms, Inc..................   1,200        30,012
  Scheid Vineyards, Inc. Class A*.......     100           321
  Tasty Baking Co.......................     800        10,800
  The Boston Beer Co., Inc. Class A*....     900        14,310
  The Robert Mondavi Corp. Class A*.....     500        17,115
  Triarc Cos., Inc.*....................   2,000        55,200
                                                   -----------
                                                       966,230
                                                   -----------

FOREST & PAPER PRODUCTS -- 0.6%
  Buckeye Technologies, Inc.*...........   2,800        27,440
  Caraustar Industries, Inc.............   2,800        34,944
  Chesapeake Corp.......................   1,100        28,963
  Deltic Timber Corp....................   1,000        34,480
  P.H. Glatfelter Co....................   3,400        63,920
  Pope & Talbot, Inc....................   1,600        29,968
  Schweitzer-Mauduit
    International, Inc..................     800        19,680
  Universal Forest Products, Inc........   2,000        46,840
  Wausau-Mosinee Paper Corp.............   4,100        49,405
                                                   -----------
                                                       335,640
                                                   -----------

FUNERAL SERVICES -- 0.1%
  Stewart Enterprises, Inc. Class A.....   8,700        55,419
                                                   -----------

HEALTH CARE -- BIOTECHNOLOGY -- 3.3%
  Aclara Biosciences, Inc.*.............   3,600         6,192
  Alexion Pharmaceuticals, Inc.*........   1,100        16,665
  Antigenics, Inc.*.....................   2,300        22,655
  Applied Molecular Evolution, Inc.*....   1,700         9,826
  Arena Pharmaceuticals, Inc.*..........   1,700        14,280
  ArQule, Inc.*.........................   2,300        15,525
                                          SHARES     VALUE+
--------------------------------------------------------------
  AtheroGenics, Inc.*...................   1,700   $    12,189
  Avigen, Inc.*.........................   1,300        12,233
  Bio-Technology General Corp.*.........   5,800        34,858
  BioCryst Pharmaceuticals, Inc.*.......   2,400         2,088
  BioMarin Pharmaceutical, Inc.*........   3,500        18,267
  BioSource International, Inc.*........   1,500         8,850
  Cambrex Corp..........................   1,500        60,150
  Cell Genesys, Inc.*...................   3,200        44,032
  Ciphergen Biosystems, Inc.*...........   2,400         8,472
  Conceptus, Inc.*......................   1,300        21,437
  Cryolife, Inc.*.......................   1,750        28,105
  CUNO, Inc.*...........................   1,000        36,180
  CuraGen Corp.*........................   3,300        18,579
  Digene Corp.*.........................     800         9,409
  Diversa Corp.*........................   3,200        31,840
  Emisphere Technologies, Inc.*.........   1,600         6,704
  EntreMed, Inc.*.......................   2,100         6,447
  Enzo Biochem, Inc.....................   1,653        23,687
  Enzon, Inc.*..........................   1,700        42,704
  Exelixis, Inc.*.......................   4,600        34,638
  Genaera Corp.*........................   3,300         5,874
  Gene Logic, Inc.*.....................   2,400        33,600
  Genencor International, Inc.*.........   4,200        41,118
  Genta, Inc.*..........................   4,700        38,963
  Genzyme Corp.*........................     456         8,773
  Geron Corp.*..........................   1,700         7,786
  Guilford Pharmaceuticals, Inc.*.......   3,000        22,620
  Harvard Bioscience, Inc.*.............   2,100        11,739
  Hemispherx Biopharma, Inc.*...........   3,100         7,750
  ICOS Corp.*...........................   2,400        40,704
  ImClone Systems, Inc.*................   5,100        44,345
  Immunomedics, Inc.*...................   3,500        18,235
  Incyte Genomics, Inc.*................   4,000        29,080
  Integra LifeSciences Holdings*........   1,600        34,800
  InterMune, Inc.*......................   1,900        40,090
  Interpore International, Inc.*........   1,500        14,505
  Kosan Biosciences, Inc.*..............   1,800        15,678
  Lexicon Genetics, Inc.*...............   3,100        12,772
  Martek Biosciences Corp.*.............   1,700        35,564
  Matritech, Inc.*......................   3,100         7,905
  Maxygen, Inc.*........................   3,100        37,975
  Medarex, Inc.*........................   5,800        43,036
  Myriad Genetics, Inc.*................   1,700        34,578
  Nabi Biopharmaceuticals*..............   3,400        16,082
  Nanogen, Inc.*........................   2,100         7,350
  Neose Technologies, Inc.*.............     800         8,720
  Novavax, Inc.*........................   2,000         8,400
  Orchid Biosciences, Inc.*.............   4,900         6,468
  Pharmaceutical Product
    Development, Inc.*..................   4,800       126,432
  PRAECIS Pharmaceuticals, Inc.*........   3,100        10,788
  Progenics Pharmaceuticals, Inc.*......     600         7,374
  Regeneration Technologies, Inc.*......   2,400        14,496
  Regeneron Pharmaceuticals, Inc.*......   2,400        34,824
  Sangamo Biosciences, Inc.*............   1,500         8,820
  Sequenom, Inc.*.......................   3,000        10,590

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE -- BIOTECHNOLOGY  (CONTINUED)
  Serologicals Corp.*...................   2,400   $    43,896
  Strategic Diagnostics, Inc.*..........   1,500         6,600
  Synaptic Pharmaceutical Corp.*........   1,600         9,360
  Tanox, Inc.*..........................   3,100        33,573
  Techne Corp.*.........................   1,700        47,974
  Telik, Inc.*..........................   2,500        31,250
  Texas Biotechnology Corp.*............   2,000         7,800
  The Medicines Co.*....................   2,800        34,524
  Transkaryotic Therapies, Inc.*........   1,100        39,655
  Trimeris, Inc.*.......................   1,300        57,707
  V.I. Technologies, Inc.*..............   2,300         8,395
  Vical, Inc.*..........................   1,400         7,392
  VISX, Inc.*...........................   2,900        31,610
                                                   -----------
                                                     1,753,582
                                                   -----------

HEALTH CARE -- DRUGS -- 2.8%
  3 Dimensional
    Pharmaceuticals, Inc.*..............   2,000         8,900
  aaiPharma, Inc.*......................   1,100        24,728
  Accredo Health, Inc.*.................   1,300        59,982
  Adolor Corp.*.........................   2,500        28,150
  Alkermes, Inc.*.......................   3,800        60,838
  Alpharma, Inc. Class A................   2,800        47,544
  Amylin Pharmaceuticals, Inc.*.........   6,400        70,016
  Aphton Corp.*.........................   1,600        12,000
  ARIAD Pharmaceuticals, Inc.*..........   2,200         9,152
  Array BioPharma, Inc.*................   1,300        12,532
  Atrix Laboratories, Inc.*.............   1,100        24,475
  AVANIR Pharmaceuticals Class A*.......   5,200         6,760
  Barr Laboratories, Inc.*..............     999        63,466
  Bradley Pharmaceuticals, Inc.
    Class A*............................     700         9,310
  Cell Therapeutics, Inc.*..............   2,000        10,918
  Cephalon, Inc.*.......................     333        15,052
  CIMA Labs, Inc.*......................   1,000        24,120
  CollaGenex Pharmaceuticals, Inc.*.....   1,500        11,100
  Connetics Corp.*......................   3,000        38,757
  Corixa Corp.*.........................   2,501        17,132
  Cubist Pharmaceuticals, Inc.*.........   2,300        21,643
  CV Therapeutics, Inc.*................   1,800        33,516
  D & K Healthcare Resources, Inc.......   1,200        42,312
  Dendreon Corp.*.......................   2,500         5,275
  Durect Corp.*.........................   3,400        27,200
  Endo Pharmaceuticals
    Holdings, Inc.*.....................   2,400        16,800
  First Horizon Pharmaceutical Corp.*...   2,200        45,518
  ILEX Oncology, Inc.*..................   2,500        35,225
  Impax Laboratories, Inc.*.............   2,300        17,227
  Inhale Therapeutic Systems, Inc.*.....   3,800        36,062
  Isis Pharmaceuticals, Inc.*...........   4,300        40,893
  K-V Pharmaceutical Co. Class A*.......   1,100        29,700
  Kos Pharmaceuticals, Inc.*............   1,200        24,420
  Ligand Pharmaceuticals, Inc.
    Class B*............................   3,600        52,200
  Maxim Pharmaceuticals, Inc.*..........   2,000         6,380
  MedImmune, Inc.*......................     537        14,177
  Millennium Pharmaceuticals, Inc.*.....     987        11,992
  NaPro BioTherapeutics, Inc.*..........   1,400         9,184
                                          SHARES     VALUE+
--------------------------------------------------------------
  NeoPharm, Inc.........................   1,260   $    15,838
  Neurocrine Biosciences, Inc.*.........   1,500        42,975
  Neurogen Corp.*.......................     900        10,521
  NPS Pharmaceuticals, Inc.*............     500         7,660
  Onyx Pharmaceuticals, Inc.*...........   1,700         9,809
  Orphan Medical, Inc.*.................     800         7,560
  OSI Pharmaceuticals, Inc.*............   2,200        53,482
  Pain Therapeutics, Inc.*..............   1,600        13,376
  Penwest Pharmaceuticals Co.*..........     800        15,600
  Pharmaceutical Resources, Inc.*.......   1,500        41,670
  Pharmacopeia, Inc.*...................   1,200        10,223
  Pharmacyclics, Inc.*..................   1,500         6,660
  POZEN, Inc.*..........................   2,000        10,360
  Priority Healthcare Corp. Class B*....   1,500        35,250
  SciClone Pharmaceuticals, Inc.*.......   2,900         5,800
  Sepracor, Inc.*.......................   5,900        56,345
  Triangle Pharmaceuticals, Inc.*.......   5,400        14,634
  Tularik, Inc.*........................   3,500        32,095
  United Therapeutics Corp.*............   1,000        12,360
  VaxGen, Inc.*.........................   1,300         7,202
  Versicor, Inc.*.......................   1,600        21,520
  Vertex Pharmaceuticals, Inc.*.........     558         9,084
  VIVUS, Inc.*..........................   3,200        21,664
  Women First HealthCare, Inc.*.........   1,300        10,140
                                                   -----------
                                                     1,496,484
                                                   -----------

HEALTH CARE -- PRODUCTS -- 3.8%
  1-800 CONTACTS, Inc.*.................     500         6,746
  Abaxis, Inc.*.........................   2,800        12,208
  Abgenix, Inc.*........................   3,500        34,300
  ABIOMED, Inc.*........................   1,200        10,175
  Aksys Ltd.*...........................   2,000        13,800
  ALARIS Medical, Inc.*.................   5,000        33,300
  Align Technology, Inc.*...............   2,900        11,368
  American Medical Systems
    Holdings, Inc.*.....................   1,700        34,102
  Aradigm Corp.*........................   2,700        11,780
  Arrow International, Inc..............   1,100        42,955
  ArthroCare Corp.*.....................   1,600        20,576
  AVI BioPharma, Inc.*..................   2,300         6,762
  Bentley Pharmaceuticals, Inc.*........   1,300        15,080
  Biosite Diagnostics, Inc.*............   1,200        33,780
  Bruker Daltonics, Inc.*...............   4,400        17,380
  Cantel Medical Corp.*.................     900        16,560
  Cardiac Science, Inc.*................   3,800        14,098
  CardioDynamics International Corp.*...   2,300         8,556
  Cerus Corp.*..........................   1,100        37,268
  Cholestech Corp.*.....................   1,700        17,935
  Closure Medical Corp.*................     700         9,800
  Colorado MEDtech, Inc.*...............   2,500         6,250
  Columbia Laboratories, Inc.*..........   2,900        17,400
  CONMED, Corp.*........................   1,650        36,844
  Cooper Cos., Inc......................   2,800       131,880
  Cyberonics, Inc.*.....................   1,300        17,055
  Cytyc Corp.*..........................   1,900        14,478
  Datascope Corp........................     900        24,876
  Diagnostic Products Corp..............   1,700        62,900

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE -- PRODUCTS  (CONTINUED)
  Diametrics Medical, Inc.*.............   2,700   $     9,936
  Endocare, Inc.*.......................   2,000        26,420
  EPIX Medical, Inc.*...................   1,000        10,550
  Haemonetics Corp.*....................   2,100        61,320
  Hanger Orthopedic Group, Inc.*........   2,100        31,899
  Henry Schein, Inc.*...................     800        35,600
  Herbalife International, Inc.
    Class A.............................     900        17,190
  I-STAT Corp.*.........................   1,300         4,628
  ICU Medical, Inc.*....................     750        23,175
  Illumina, Inc.........................   1,900        12,768
  Immucor, Inc.*........................     700        16,429
  Invacare Corp.........................   1,400        51,800
  Inverness Medical
    Innovations, Inc.*..................     420         8,484
  Isolyser Co., Inc.*...................   4,200        10,710
  Johnson & Johnson.....................   1,246        65,116
  Kensey Nash Corp.*....................     600         9,720
  La Jolla Pharmaceutical Co.*..........   1,900        11,875
  Landauer, Inc.........................     500        19,415
  Lifecore Biomedical, Inc.*............   1,400        15,876
  Luminex Corp.*........................   2,600        19,526
  Matrixx Initiatives, Inc.*............   1,400        13,986
  Medical Action Industries, Inc.*......     900        11,520
  Mentor Corp...........................   1,200        44,051
  Meridian Bioscience, Inc.*............   2,000        13,800
  Merit Medical Systems, Inc.*..........   2,500        51,575
  MGI Pharma, Inc.*.....................   1,700        12,002
  Micro Therapeutics, Inc.*.............   1,800         6,750
  Nastech Pharmaceutical Co., Inc.*.....     900        14,787
  North American Scientific, Inc.*......     900         9,198
  Noven Pharmaceuticals, Inc.*..........   1,300        33,150
  Ocular Sciences, Inc.*................   1,900        50,350
  Orapharma, Inc.*......................   1,900         8,740
  OraSure Technologies, Inc.*...........   2,600        16,900
  OrthoLogic Corp.*.....................   3,000        16,590
  Osteotech, Inc.*......................   1,400        10,346
  Perrigo Co.*..........................   2,900        37,700
  PolyMedica Corp.*.....................   1,000        25,540
  Possis Medical, Inc.*.................   1,200        14,819
  PSS World Medical, Inc.*..............   5,700        46,170
  Quidel Corp.*.........................   2,000        13,780
  ResMed, Inc.*.........................   2,600        76,440
  Respironics, Inc.*....................   1,800        61,290
  SangStat Medical Corp.*...............   2,100        48,258
  Sola International, Inc.*.............   1,400        16,100
  Sonic Innovations, Inc.*..............   2,300        16,261
  Spacelabs Medical, Inc.*..............   1,000        14,200
  The Med-Design Corp.*.................     600         7,764
  Theragenics Corp.*....................   1,800        15,174
  Thoratec Corp.*.......................   3,902        35,079
  TriPath Imaging, Inc.*................   3,400        14,858
  Urologix, Inc.*.......................   1,400        17,906
  Ventana Medical Systems, Inc.*........   1,300        28,535
  Vital Signs, Inc......................     400        14,460
                                          SHARES     VALUE+
--------------------------------------------------------------
  West Pharmaceutical Services, Inc.....   1,100   $    35,299
  Zoll Medical Corp.*...................     400        13,012
                                                   -----------
                                                     2,049,039
                                                   -----------

HEALTH CARE -- SERVICES -- 2.8%
  Albany Molecular Research, Inc.*......   2,300        48,622
  Allscripts Heathcare
    Solutions, Inc.*....................   2,700        10,098
  American Healthways, Inc.*............   1,400        24,920
  American Medical Security
    Group, Inc..........................   1,000        23,950
  AmeriPath, Inc.*......................     700        15,701
  AmSurg Corp.*.........................   1,200        31,512
  Baxter International, Inc.............     299        13,291
  Beverly Enterprises, Inc.*............   5,100        38,811
  Celera Genomics Group -- Applera
    Corp.*..............................     501         6,012
  Cerner Corp.*.........................     700        33,481
  CHRONIMED, Inc.*......................   1,500         7,635
  Covance, Inc.*........................   3,000        56,250
  Coventry Health Care, Inc.*...........   1,200        34,104
  DaVita, Inc.*.........................   1,600        38,080
  DIANON Systems, Inc.*.................     984        52,565
  Dynacq International, Inc.*...........   1,300        18,317
  Hooper Holmes, Inc....................   5,900        47,200
  IDX Systems Corp.*....................   1,400        18,228
  IGEN International, Inc.*.............   1,200        37,800
  IMPATH, Inc.*.........................   1,700        30,515
  InterDent, Inc.(a)*...................      50             6
  Kendle International, Inc.*...........   2,300        31,280
  Kindred Healthcare, Inc.*.............   1,100        48,917
  LabOne, Inc...........................     800        20,792
  LifePoint, Inc.*......................   3,800        10,944
  Matria Healthcare, Inc.*..............     600         4,932
  MedQuist, Inc.*.......................   1,800        47,934
  Mid Atlantic Medical
    Services, Inc.*.....................   1,900        59,565
  MIM Corp.*............................   2,600        31,434
  NDCHealth Corp........................   2,400        66,960
  Option Care, Inc.*....................   1,250        17,175
  Orthodontic Centers of
    America, Inc.*......................   1,500        34,575
  PacifiCare Health Systems, Inc.*......   2,400        65,280
  PAREXEL International Corp.*..........   2,200        30,602
  Pediatrix Medical Group, Inc.*........     800        20,000
  Prime Medical Services, Inc.*.........   1,600        18,592
  Province Healthcare Co.*..............   2,850        63,726
  Radiologix, Inc.*.....................   2,000        30,500
  RehabCare Group, Inc.*................   1,400        33,642
  Res-Care, Inc.*.......................   1,700        11,254
  Sierra Health Services, Inc.*.........   2,200        49,170
  Specialty Laboratories, Inc.*.........   1,300        10,920
  STERIS Corp.*.........................   1,300        24,843
  Sunrise Assisted Living, Inc.*........   2,000        53,600
  Syncor International Corp.*...........   1,200        37,800
  The TriZetto Group, Inc.*.............   3,100        26,505
  TLC Vision Corp.*.....................   2,945         7,362
  U.S. Physical Therapy, Inc.*..........     600        12,186

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE -- SERVICES  (CONTINUED)
  US Oncology, Inc.*....................   6,600   $    54,978
  VitalWorks, Inc.*.....................   2,700        22,140
                                                   -----------
                                                     1,534,706
                                                   -----------

HOUSEHOLD PRODUCTS -- 0.5%
  American Woodmark Corp................     500        28,065
  Applica, Inc.*........................   1,400        17,360
  Bassett Furniture Industries, Inc.....     600        11,699
  Church & Dwight Co., Inc..............   1,600        50,128
  Enesco Group, Inc.*...................   1,500        13,110
  Kimball International, Inc.
    Class B.............................   2,200        36,058
  Libbey, Inc...........................   1,100        37,510
  Oneida Ltd............................   1,500        28,725
  Quaker Fabric Corp.*..................   2,400        37,198
  Restoration Hardware, Inc.*...........   1,900        16,815
  Salton, Inc.*.........................     700        10,045
                                                   -----------
                                                       286,713
                                                   -----------
INSTRUMENTS -- SCIENTIFIC -- 0.3%
  Advanced Neuromodulation
    Systems, Inc.*......................     500        15,250
  Cepheid, Inc.*........................   2,700        15,063
  Datum, Inc.*..........................     900         9,306
  Endocardial Solutions, Inc.*..........   2,100        15,939
  FEI Co.*..............................   1,400        34,314
  Microvision, Inc.*....................   1,200         6,276
  SurModics, Inc.*......................     800        20,792
  Therma-Wave, Inc.*....................   1,900        21,641
  X-Rite, Inc...........................   1,300        11,063
                                                   -----------
                                                       149,644
                                                   -----------

INSURANCE -- 2.6%
  Alfa Corp.............................   4,000        46,800
  American Physicians Capital, Inc.*....     700        12,921
  Argonaut Group, Inc...................   1,700        36,414
  Arthur J. Gallagher & Co..............     800        27,720
  Brown & Brown, Inc....................   1,200        37,800
  Ceres Group, Inc......................   3,200        12,480
  Citizens, Inc. Class A................   2,070        26,869
  CNA Surety Corp.......................   4,400        64,020
  Cobalt Corp.*.........................   1,900        43,320
  Crawford & Co. Class A................     800         4,920
  Crawford & Co. Class B................   1,300        10,530
  Danielson Holding Corp.*..............   1,900         9,348
  Delphi Financial Group, Inc.
    Class A.............................   1,100        47,685
  FBL Financial Group, Inc. Class A.....   1,000        22,150
  FPIC Insurance Group, Inc.*...........   1,400        21,070
  Fremont General Corp..................   5,600        23,408
  Harleysville Group, Inc...............   2,900        80,388
  HCC Insurance Holdings, Inc...........   1,000        26,350
  HealthExtras, Inc.*...................   3,100        15,717
  Hilb, Rogal & Hamilton Co.............   1,600        72,400
  Horace Mann Educators Corp............   2,900        54,143
  LandAmerica Financial Group, Inc......   1,100        34,650
  Ohio Casualty Corp....................   2,400        50,160
                                          SHARES     VALUE+
--------------------------------------------------------------
  Philadelphia Consolidated Holding
    Corp.*..............................   1,300   $    58,942
  PMA Capital Corp. Class A.............   2,500        52,875
  Presidential Life Corp................   2,100        42,567
  ProAssurance Corp.*...................   1,800        31,680
  Reinsurance Group of America, Inc.....     500        15,410
  RLI Corp..............................   1,000        51,000
  RTW, Inc.*............................     500           325
  Selective Insurance Group, Inc........   2,000        56,660
  State Auto Financial Corp.............   3,500        57,400
  Stewart Information Services Corp.*...   1,500        30,825
  The Commerce Group, Inc...............   1,300        51,415
  The First American Corp...............   2,000        46,000
  Trenwick Group Ltd....................     900         6,750
  Triad Guaranty, Inc.*.................     900        39,177
  Universal American Financial Corp.*...   3,100        20,398
  Vesta Insurance Group, Inc............   2,100         8,988
  W.R. Berkley Corp.....................     500        27,500
  Zenith National Insurance Corp........     500        15,925
                                                   -----------
                                                     1,395,100
                                                   -----------

INTERNET SERVICES -- 2.3%
  1-800-FLOWERS.COM, Inc. Class A*......   2,200        24,552
  Alloy Online, Inc.*...................   3,100        44,764
  Answerthink, Inc.*....................   4,100        15,539
  Autobytel, Inc.*......................   3,400        10,370
  Avenue A, Inc.*.......................   5,000        17,800
  CACI International, Inc. Class A*.....   2,200        84,018
  Critical Path, Inc.*..................   5,000         5,100
  Digital River, Inc.*..................   3,400        31,246
  Drugstore.com, Inc.*..................   5,000        13,450
  E. piphany, Inc.*.....................   5,000        21,950
  Earthlink, Inc.*......................   5,000        33,150
  Entrust Technologies, Inc.*...........   3,100         8,432
  ePresence, Inc.*......................   3,500        13,125
  F5 Networks, Inc.*....................   1,800        17,604
  FreeMarkets, Inc.*....................   2,800        39,564
  GSI Commerce, Inc.*...................   3,500        26,425
  Harris Interactive, Inc.*.............   4,700        15,839
  iGATE Capital Corp.*..................   5,100        23,562
  Interland, Inc.*......................  10,000        31,500
  Interwoven, Inc.*.....................   7,300        22,265
  ITXC Corp.*...........................   3,600        18,756
  iVillage, Inc.*.......................   5,000         6,300
  j2 Global Communications, Inc.*.......   1,000        16,430
  LendingTree, Inc.*....................   1,700        21,607
  LookSmart Ltd.*.......................   5,000         9,800
  marchFIRST, Inc.(a)*..................   7,700             4
  Multex.com, Inc.*.....................   4,500        18,360
  Neoforma, Inc.*.......................   1,300        16,887
  Net2Phone, Inc.*......................   1,400         5,978
  NetRatings, Inc.*.....................   2,300        21,045
  Opticnet, Inc.(a)*....................     200             0
  Overture Services, Inc.*..............   1,600        39,040
  PC-Tel, Inc.*.........................   1,300         8,799
  Priceline.com, Inc.*..................  13,500        37,665
  Quovadx, Inc.*........................   2,300        14,444

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
INTERNET SERVICES  (CONTINUED)
  Real Networks, Inc.*..................   9,700   $    39,479
  Redback Networks, Inc.*...............  12,700        22,733
  Register.com, Inc.*...................   2,700        20,574
  Retek, Inc.*..........................   2,500        60,750
  RSA Security, Inc.*...................   2,300        11,063
  S1 Corp.*.............................   4,300        31,777
  SeeBeyond Technology Corp.*...........   4,900        15,190
  Selectica, Inc.*......................   3,600        14,292
  SkillSoft Corp.*......................   1,300        10,205
  SonicWALL, Inc.*......................   4,600        23,092
  Stamps.com, Inc.*.....................   3,500        15,505
  Stellent, Inc.*.......................   1,600         7,200
  United Online, Inc.*..................   3,200        38,464
  ValueClick, Inc.*.....................   5,000        16,200
  Vitria Technology, Inc.*..............   9,100         8,736
  WatchGuard Technologies, Inc.*........   1,600         8,224
  WebEx Communications, Inc.*...........   3,200        50,880
  webMethods, Inc.*.....................   4,500        44,550
  Websense, Inc.*.......................   1,400        35,798
  Yahoo!, Inc.*.........................   1,126        16,620
  ZixIt Corp.*..........................   2,200        12,056
                                                   -----------
                                                     1,238,758
                                                   -----------

LEISURE -- 1.8%
  Ambassadors Group, Inc................   1,000        14,360
  AMC Entertainment, Inc.*..............   1,600        22,720
  American Classic Voyages Co.(a)*......     600             1
  Argosy Gaming Co.*....................   1,400        39,760
  Aztar Corp.*..........................     800        16,640
  Bally Total Fitness Holding Corp.*....   2,600        48,646
  Boca Resorts, Inc. Class A*...........   4,200        55,650
  Boyd Gaming Corp.*....................   5,000        72,000
  Championship Auto Racing
    Teams, Inc.*........................   1,500        14,775
  Choice Hotels International, Inc.*....   2,600        52,026
  Churchill Downs, Inc..................   1,000        40,330
  Dover Downs Gaming &
    Entertainment, Inc..................     700         8,960
  Dover Motorsports, Inc................   1,000         5,700
  Gaylord Entertainment Co.*............   2,000        44,100
  Hollywood Casino Corp. Class A*.......   1,500        16,200
  International Game Technology*........     400        22,680
  Isle of Capri Casinos, Inc.*..........   1,800        36,450
  K2, Inc.*.............................   1,800        18,450
  Magna Entertainment Corp. Class A*....   2,000        13,980
  Mikohn Gaming Corp.*..................   1,500         6,360
  MTR Gaming Group, Inc.*...............   2,500        41,750
  Multimedia Games, Inc.*...............     750        16,358
  Penn National Gaming, Inc.*...........   1,600        29,040
  Prime Hospitality Corp.*..............   4,500        58,455
  ResortQuest International, Inc.*......   1,900        10,830
  Scientific Games Corp. Class A*.......   2,400        19,056
  Shuffle Master, Inc.*.................   1,650        30,310
  Speedway Motorsports, Inc*............   2,100        53,403
  Station Casinos, Inc.*................   4,600        82,110
                                          SHARES     VALUE+
--------------------------------------------------------------
  Topps Co., Inc.*......................   3,000   $    30,180
  Vail Resorts, Inc.*...................   2,200        37,620
  WMS Industries, Inc.*.................   2,300        28,175
                                                   -----------
                                                       987,075
                                                   -----------

MACHINERY -- 2.3%
  A.O. Smith Corp.......................   1,200        37,452
  Alamo Group, Inc......................   1,000        15,000
  Albany International Corp. Class A....   2,500        67,275
  Applied Industrial
    Technologies, Inc...................   1,200        23,400
  Astec Industries, Inc.*...............   1,400        22,526
  Baldor Electric Co....................   3,400        85,680
  BEI Technologies, Inc.................     800         9,160
  CARBO Ceramics, Inc...................     900        33,255
  Cascade Corp..........................   1,100        17,050
  Columbus McKinnon Corp................   1,000         8,640
  Dril-Quip, Inc.*......................   1,400        34,930
  Flow International Corp.*.............     800         5,391
  Flowserve Corp.*......................   1,300        38,740
  FSI International, Inc.*..............   1,800        13,446
  Gardner Denver, Inc.*.................   1,400        28,000
  Gehl Co.*.............................     800        11,480
  Graco, Inc............................     750        18,855
  Gulf Islands Fabrication, Inc.*.......     700        12,838
  IDEX Corp.............................   1,800        60,300
  JLG Industries, Inc...................   3,500        49,105
  Kadant, Inc.*.........................     900        14,850
  Kennametal, Inc.......................   1,200        43,920
  Kulicke and Soffa
    Industries, Inc.*...................   3,400        42,126
  Lone Star Technologies, Inc.*.........   1,800        41,220
  Lufkin Industries, Inc................     700        20,209
  Milacron, Inc.........................   3,500        35,525
  National-Oilwell, Inc.*...............     541        11,388
  Powell Industries, Inc.*..............   1,200        29,100
  Presstek, Inc.*.......................   2,400         9,600
  Regal-Beloit Corp.....................   1,300        31,603
  Robbins & Myers, Inc..................   1,100        28,875
  Sauer, Inc............................   2,700        30,132
  Semitool, Inc.*.......................   2,800        22,848
  Stewart & Stevenson Services, Inc.....   1,700        30,158
  Tecumseh Products Co. Class A.........     600        31,848
  Tennant Co............................     300        11,880
  Terex Corp.*..........................   2,500        56,225
  The Manitowoc Co., Inc................   2,500        88,725
  Thomas Industries, Inc................     500        14,400
  Woodward Governor Co..................   1,100        65,032
                                                   -----------
                                                     1,252,187
                                                   -----------

MANUFACTURING -- 1.0%
  Applied Films Corp.*..................   1,000        11,160
  AptarGroup, Inc.......................   1,800        55,350
  Briggs & Stratton Corp................   1,700        65,178
  CLARCOR, Inc..........................   1,700        53,805
  Cognex Corp.*.........................   3,100        62,155
  Encore Wire Corp.*....................   1,200        17,076
  Foamex International, Inc.*...........   1,400        15,554

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
MANUFACTURING  (CONTINUED)
  Hologic, Inc.*........................   1,900   $    27,493
  JAKKS Pacific, Inc.*..................   2,000        35,420
  Nordson Corp..........................   2,000        49,320
  Quanex Corp...........................   1,200        52,440
  Rayovac Corp.*........................   2,200        40,766
  TTM Technologies, Inc.*...............   3,600        18,864
  Varco International, Inc.*............   1,000        17,540
  Wabtec Corp...........................   2,000        28,500
                                                   -----------
                                                       550,621
                                                   -----------

METALS & MINING -- 1.1%
  AMCOL International Corp..............   2,000        13,700
  Arch Coal, Inc........................   1,900        43,149
  Brush Engineered Materials, Inc.......     700         8,680
  Century Aluminum Co...................   2,100        31,269
  CIRCOR International, Inc.............     300         5,145
  Cleveland-Cliffs, Inc.................     600        16,560
  Commercial Metals Co..................   1,400        65,716
  Commonwealth Industries, Inc..........   2,100        15,099
  Generale Cable Corp...................   3,300        20,790
  Hecla Mining Co.*.....................   4,400        20,636
  Intermet Corp.........................   2,300        24,702
  Kaydon Corp...........................   3,000        70,830
  Massey Energy Co......................   4,500        57,150
  MSC Industrial Direct Co., Inc.
    Class A*............................     700        13,650
  Mueller Industries, Inc.*.............   1,300        41,275
  Royal Gold, Inc.......................   1,600        21,856
  RTI International Metals, Inc.*.......   2,100        25,515
  Stillwater Mining Co.*................   2,700        43,956
  Titanium Metals Corp.*................   1,900         6,650
  USEC, Inc.............................   5,700        50,160
                                                   -----------
                                                       596,488
                                                   -----------

MULTIMEDIA -- 0.4%
  LodgeNet Entertainment Corp.*.........     800        11,519
  Macrovision Corp.*....................   3,600        47,196
  Martha Stewart Living Omnimedia, Inc.
    Class A*............................   1,900        21,793
  Media General, Inc. Class A...........     400        24,000
  The Liberty Corp......................   1,400        55,790
  XM Satellite Radio Holdings, Inc.
    Class A*............................   7,100        51,475
  Young Broadcasting, Inc. Class A*.....   1,600        28,448
                                                   -----------
                                                       240,221
                                                   -----------

OFFICE FURNISHINGS & SUPPLIES -- 0.3%
  Ennis Business Forms, Inc.............   1,600        20,880
  Interface, Inc........................   2,800        22,512
  New England Business Service, Inc.....   1,100        27,654
  Standard Register Co..................   1,900        64,961
  Wallace Computer Services, Inc........   2,400        51,600
                                                   -----------
                                                       187,607
                                                   -----------

OIL & GAS -- 4.6%
  3TEC Energy Corp.*....................     800        13,944
  AGL Resources, Inc....................   1,100        25,520
                                          SHARES     VALUE+
--------------------------------------------------------------
  Atmos Energy Corp.....................   3,300   $    77,352
  Atwood Oceanics, Inc.*................     800        30,000
  Berry Petroleum Co. Class A...........   1,900        32,015
  Cabot Oil & Gas Corp. Class A.........   2,600        59,410
  Cal Dive International, Inc.*.........     600        13,200
  Carrizo Oil & Gas, Inc.*..............   2,000         8,520
  Chesapeake Energy Corp.*..............   2,000        14,400
  Chiles Offshore Corp.*................   1,800        43,650
  Clayton Williams Energy, Inc.*........     900        10,440
  Comstock Resources, Inc.*.............   2,600        19,760
  Denbury Resources, Inc.*..............   4,200        43,218
  Edge Petroleum Corp.*.................   1,200         6,467
  Enbridge Energy Partners LP...........   1,300        58,240
  Encore Aquisition Co.*................   2,100        36,225
  Energy Partners Ltd.*.................   2,200        20,460
  Evergreen Resources, Inc.*............   1,100        46,750
  Forest Oil Corp.*.....................   1,450        41,224
  Frontier Oil Corp.....................   1,600        28,160
  Giant Industries, Inc.*...............   1,100         8,800
  Grey Wolf, Inc.*......................  13,500        55,215
  Hanover Compressor Co.*...............   3,200        43,200
  Harvest Natural Resources, Inc.*......   3,100        15,500
  Holly Corp............................     800        13,400
  Horizon Offshore, Inc.*...............   1,900        16,036
  Houston Exploration Co.*..............   1,800        52,200
  Hydril Co.*...........................   1,200        32,160
  Kaneb Services LLC....................     633        12,660
  KCS Energy, Inc.*.....................   3,600         6,300
  Key Energy Services, Inc.*............   6,100        64,050
  Key Production Co., Inc.*.............   1,200        23,400
  Magnum Hunter Resources, Inc.*........   4,900        38,661
  New Jersey Resources Corp.............   1,850        55,222
  Newpark Resources, Inc.*..............   5,600        41,160
  Nuevo Energy Co.*.....................   1,300        20,540
  Oceaneering International, Inc.*......   1,900        51,300
  ONEOK, Inc............................   3,000        65,850
  Parallel Petroleum Corp.*.............   2,800         7,420
  Parker Drilling Co.*..................   3,700        12,099
  Patina Oil & Gas Corp.................   2,125        58,289
  Patterson-UTI Energy, Inc.*...........     800        22,584
  Penn Virginia Corp....................     800        31,184
  Petroleum Development Corp.*..........   1,800        10,656
  Piedmont Natural Gas Co., Inc.........   1,300        48,074
  Plains Resources, Inc.*...............   1,900        50,825
  Pogo Producing Co.....................   1,100        35,882
  Pride International, Inc.*............   1,500        23,490
  Prima Energy Corp.*...................   1,050        23,930
  Range Resources Corp.*................   4,800        26,880
  Remington Oil & Gas Corp.*............   1,800        35,856
  SEACOR SMIT, Inc.*....................   1,400        66,290
  SEMCO Energy, Inc.....................     900         8,145
  Southern Union Co.....................   3,255        55,335
  Southwestern Energy Co.*..............   2,600        39,494
  Spinnaker Exploration Co.*............   1,600        57,632
  St. Mary Land & Exploration Co........   2,500        60,150
  Stone Energy Corp.*...................   1,537        61,864

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
OIL & GAS  (CONTINUED)
  Superior Energy Services, Inc.*.......   5,900   $    59,885
  Swift Energy Co.*.....................     400         6,316
  Tesoro Petroleum Corp.*...............   5,200        40,300
  The Meridian Resource Corp.*..........   3,200        11,904
  The Wiser Oil Co.*....................   1,600         5,648
  Tom Brown, Inc.*......................   2,300        65,205
  TransMontaigne, Inc.*.................   2,200        13,310
  Trico Marine Services, Inc.*..........   2,200        14,938
  UGI Corp..............................   1,600        51,104
  Unit Corp.*...........................   2,900        50,315
  Vintage Petroleum, Inc................   5,000        59,500
  W-H Energy Services, Inc.*............   1,800        39,888
  Western Gas Resources, Inc............   1,300        48,620
  Westport Resources Corp.*.............     536         8,790
                                                   -----------
                                                     2,456,411
                                                   -----------

PAPER & RELATED PRODUCTS -- 0.3%
  American Greetings Corp. Class A......   3,600        59,976
  Louisiana-Pacific Corp................   5,200        55,068
  Potlatch Corp.........................   2,000        68,040
                                                   -----------
                                                       183,084
                                                   -----------

PERSONAL CARE -- 0.2%
  Chattem, Inc.*........................     800        25,200
  Elizabeth Arden, Inc.*................   1,500        26,250
  Nature's Sunshine Products, Inc.......   1,700        19,227
  Nu Skin Enterprises, Inc. Class A.....   2,000        29,100
                                                   -----------
                                                        99,777
                                                   -----------
PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Concord Camera Corp.*.................   2,700        13,773
  Lexar Media, Inc.*....................   4,200        17,934
                                                   -----------
                                                        31,707
                                                   -----------

PUBLISHING -- 0.4%
  Cadmus Communications Corp............   1,000        11,220
  Hollinger International, Inc.
    Class A.............................   3,600        43,200
  Information Holdings, Inc.*...........   1,500        36,600
  Journal Register Co.*.................   1,800        36,180
  Playboy Enterprises, Inc. Class B*....   1,100        14,025
  ProQuest Co.*.........................   1,700        60,350
                                                   -----------
                                                       201,575
                                                   -----------
REAL ESTATE -- 0.6%
  Avatar Holdings, Inc.*................     500        14,020
  Corrections Corp. of America*.........   1,800        31,140
  Getty Realty Corp.....................   1,700        34,425
  Insignia Financial Group, Inc.*.......   2,300        22,356
  Jones Lang LaSalle, Inc.*.............   1,800        44,460
  LNR Property Corp.....................   2,000        69,000
  Trammell Crow Co.*....................   2,900        41,905
  W.P. Carey & Co. LLC..................   2,400        54,000
                                                   -----------
                                                       311,306
                                                   -----------

RESTAURANTS -- 1.5%
  Applebee's International, Inc.........   1,650   $    37,554
                                          SHARES     VALUE+
--------------------------------------------------------------
  Bob Evans Farms, Inc..................   2,100        66,108
  Buca, Inc.*...........................   1,500        28,575
  California Pizza Kitchen, Inc.*.......   1,300        32,240
  CBRL Group, Inc.......................   1,200        36,516
  Champps Entertainment, Inc.*..........   1,100        13,431
  Checkers Drive-In
    Restaurants, Inc.*..................   1,000        11,880
  CKE Restaurants, Inc..................   4,100        46,658
  Dave & Buster's, Inc.*................   1,400        16,996
  Famous Dave's of America, Inc.*.......   1,200         9,420
  IHOP Corp.*...........................   1,700        50,065
  Landry's Seafood Restaurants, Inc.....   1,500        38,265
  Lone Star Steakhouse &
    Saloon, Inc.........................   2,200        51,898
  Luby's, Inc...........................   2,200        14,476
  O' Charley's, Inc.*...................   1,900        48,070
  P.F. Chang's China Bistro, Inc.*......   1,900        59,698
  Papa John's International, Inc.*......   1,600        53,424
  RARE Hospitality
    International, Inc.*................   1,800        48,456
  Ruby Tuesday, Inc.....................   1,200        23,280
  Ryan's Family Steak Houses, Inc.*.....   1,800        23,778
  Sonic Corp.*..........................   2,400        75,384
  The Steak n Shake Co.*................   2,900        45,385
                                                   -----------
                                                       831,557
                                                   -----------

RETAIL -- FOOD -- 0.5%
  Pathmark Stores, Inc.*................   2,400        45,144
  Ruddick Corp..........................   3,200        54,272
  Smart & Final, Inc.*..................   1,500        11,700
  The Great Atlantic & Pacific Tea
    Co., Inc............................   2,300        42,987
  The J.M. Smucker Co...................   1,890        64,506
  Wild Oats Markets, Inc.*..............   2,500        40,250
                                                   -----------
                                                       258,859
                                                   -----------

RETAIL -- GENERAL -- 0.8%
  7-Eleven, Inc.*.......................   6,300        50,715
  Bebe stores, Inc.*....................   1,800        36,522
  Casey's General Stores, Inc...........   4,000        48,160
  Duane Reade, Inc.*....................   1,600        54,480
  Electronics Boutique Holdings
    Corp.*..............................   1,800        52,740
  Factory 2-U Stores, Inc.*.............   1,200        16,620
  Fred's, Inc...........................   1,125        41,377
  Gottschalks, Inc.*....................   2,500         6,725
  Longs Drug Stores Corp................   1,900        53,751
  PriceSmart, Inc.*.....................     300        11,565
  ShopKo Stores, Inc.*..................   2,400        48,480
  Value City Department
    Stores, Inc.*.......................   2,800         7,840
                                                   -----------
                                                       428,975
                                                   -----------

RETAIL -- SPECIALTY -- 5.5%
  A.C. Moore Arts & Crafts, Inc.*.......   1,500        71,025
  Action Performance Cos., Inc.*........   1,200        37,920
  AnnTaylor Stores Corp.*...............   2,850        72,361
  Blair Corp............................     500        12,790
  Blockbuster, Inc. Class A.............   1,700        45,730
  Blue Rhino Corp.*.....................   1,300        18,187
  Brookstone, Inc.*.....................     800        14,192

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
RETAIL -- SPECIALTY  (CONTINUED)
  Burlington Coat Factory Warehouse
    Corp................................   3,100   $    65,875
  Callaway Golf Co......................   1,600        25,344
  Charlotte Russe Holding, Inc.*........   1,500        33,495
  Chico's FAS, Inc.*....................   2,250        81,720
  Children's Place Retail
    Stores, Inc.*.......................   2,100        55,652
  Christopher & Banks Corp.*............   1,725        72,967
  Claire's Stores, Inc..................   3,300        75,570
  Coldwater Creek, Inc..................   1,100        26,840
  Copart, Inc.*.........................   1,650        26,780
  Cost Plus, Inc.*......................   1,500        45,870
  Deb Shops, Inc........................   1,200        40,535
  dELiA*s Corp. Class A*................   4,200        21,420
  Footstar, Inc.*.......................   1,400        34,258
  Friedman's, Inc. Class A..............   1,600        20,798
  Gadzooks, Inc.*.......................     600         7,554
  Gart Sports Co.*......................     700        19,943
  Genesco, Inc.*........................   1,300        31,655
  Goody's Family Clothing, Inc.*........   3,300        38,049
  Group 1 Automotive, Inc.*.............     600        22,890
  GTSI Corp.*...........................   2,500        19,625
  Guitar Center, Inc.*..................   4,400        81,620
  Hancock Fabrics, Inc..................   1,700        31,586
  Hibbett Sporting Goods, Inc.*.........     600        15,240
  Hollywood Entertainment Corp.*........   4,000        82,720
  Hot Topic, Inc.*......................   2,250        60,098
  J. Jill Group, Inc.*..................     700        26,565
  Jos. A. Bank Clothiers, Inc.*.........     600        10,691
  K-Swiss, Inc. Class A.................   1,000        25,980
  Kenneth Cole Productions, Inc.
    Class A*............................     500        14,175
  MarineMax, Inc.*......................   1,100        14,245
  Movado Group, Inc.....................   1,000        25,150
  NBTY, Inc.*...........................   2,100        32,508
  OfficeMax, Inc.*......................   9,100        53,599
  Pacific Sunwear of
    California, Inc.*...................   2,300        50,991
  Party City Corp.*.....................     900        14,670
  Payless ShoeSource, Inc.*.............     700        40,355
  PC Connection, Inc.*..................   2,000         8,200
  Pep Boys -- Manny, Moe & Jack.........   3,600        60,660
  PETsMART, Inc.*.......................   5,600        89,320
  Pier 1 Imports, Inc...................   1,900        39,900
  Regis Corp............................   2,000        54,038
  Rex Stores Corp.*.....................   1,575        21,751
  Sharper Image Corp.*..................   2,400        48,360
  Shoe Carnival, Inc.*..................   1,200        25,608
  Shop At Home, Inc.*...................   4,200         8,400
  Sonic Automotive, Inc. Class A*.......   3,000        77,250
  Sotheby's Holdings, Inc. Class A*.....   2,700        38,475
  Stein Mart, Inc.*.....................   4,100        48,667
  Systemax, Inc.*.......................   4,400        10,560
  TBC Corp.*............................   1,500        23,820
  The Bombay Co., Inc.*.................   3,600        16,164
  The Boyds Collection, Ltd.*...........   4,700        29,563
  The Buckle, Inc.*.....................   1,700        41,905
  The Cato Corp. Class A................   1,600        35,680
                                          SHARES     VALUE+
--------------------------------------------------------------
  The Dress Barn, Inc.*.................   3,200   $    49,504
  The Gymboree Corp.*...................   1,900        30,438
  The Limited, Inc......................   1,760        37,488
  The Men's Wearhouse, Inc.*............   2,900        73,950
  The Nautilus Group, Inc.*.............   1,700        52,020
  The Sports Authority, Inc.*...........   3,300        37,488
  Tractor Supply Co.*...................     600        42,594
  Transport World Entertainment
    Corp.*..............................   2,500        14,575
  Tuesday Morning Corp.*................   2,800        51,968
  Tweeter Home Entertainment
    Group, Inc.*........................     900        14,706
  United Retail Group, Inc.*............   2,700        28,350
  Urban Outfitters, Inc.*...............   1,500        52,080
  West Marine, Inc.*....................   2,400        30,624
  Wet Seal, Inc.*.......................   2,475        60,143
  Whitehall Jewellers, Inc.*............   1,700        35,275
  Wilsons The Leather Experts, Inc.*....   1,900        26,600
                                                   -----------
                                                     2,935,362
                                                   -----------

STEEL -- 1.0%
  Allegheny Technologies, Inc...........   1,600        25,280
  Carpenter Technology Corp.............   1,600        46,096
  Material Sciences Corp.*..............     900        12,618
  Maverick Tube Corp.*..................   3,400        51,000
  NS Group, Inc.*.......................   1,300        12,415
  Oregon Steel Mills, Inc...............   2,100        12,600
  Reliance Steel & Aluminum Co..........   1,900        57,950
  Roanoke Electric Steel Corp...........     600         9,264
  Ryerson Tull, Inc.....................   2,200        25,586
  Steel Dynamics, Inc.*.................   3,700        60,939
  Steel Technologies, Inc...............   1,900        25,042
  The Timken Co.........................   2,400        53,592
  Valmont Industries, Inc...............   2,200        44,726
  Worthington Industries, Inc...........   4,300        77,830
                                                   -----------
                                                       514,938
                                                   -----------

TELECOMMUNICATIONS -- 1.7%
  Adtran, Inc.*.........................   2,400        45,598
  AirGate PCS, Inc.*....................     700           700
  American Tower Corp. Class A*.........  14,200        48,990
  Anaren Microwave, Inc.*...............   1,600        13,824
  APAC Telecommunications Corp.*........   2,500        14,750
  Aware, Inc.*..........................   2,000         7,600
  Boston Communications Group, Inc.*....     800         6,432
  C-Cor.net Corp.*......................   2,500        17,500
  Centennial Communications Corp.
    Class A*............................   9,500        23,180
  CIENA Corp.*..........................   3,552        14,883
  ClearOne Communications, Inc.*........     600         8,838
  CommScope, Inc.*......................   3,700        46,250
  Comtech Telecommunications Corp.*.....   1,100         7,590
  Crown Castle International Corp.*.....   7,500        29,475
  CT Communications, Inc................   1,900        30,780
  Dobson Communications Corp.
    Class A*............................   1,800         1,548
  eGlobe, Inc.*.........................     574            11
  EMS Technologies, Inc.*...............     700        14,483
  General Communication, Inc.
    Class A*............................   1,800        12,006

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
TELECOMMUNICATIONS  (CONTINUED)
  Harmonic, Inc.*.......................   4,100   $    15,002
  Hickory Tech Corp.....................     700        10,500
  IDT Corp..............................   1,600        27,072
  IDT Corp. Class B*....................   1,600        25,760
  Inet Technologies, Inc.*..............   3,700        24,975
  InterDigital Communications Corp.*....   3,900        35,295
  Intrado, Inc.*........................     900        17,424
  Lexent, Inc.*.........................   4,200         9,450
  Lightbridge, Inc.*....................   1,400        11,830
  Metro One
    Telecommunications, Inc.*...........   1,500        20,940
  MRV Communications, Inc.*.............  11,600        17,748
  Netro Corp.*..........................   5,300        12,084
  Nextel Partners, Inc. Class A*........  10,000        27,200
  Plantronics, Inc.*....................   2,800        53,228
  Powerwave Technologies, Inc.*.........   3,900        35,724
  PTEK Holdings, Inc.*..................   5,000        28,650
  RCN Corp.*............................   5,000         6,850
  Spherix, Inc.*........................   1,400         8,400
  Sycamore Networks, Inc................  16,400        63,304
  TALK America Holdings, Inc.*..........   5,000        20,650
  Time Warner Telecom, Inc. Class A*....   5,000         8,400
  Tollgrade Communications, Inc.*.......   1,200        17,604
  Touch America Holdings, Inc.*.........   7,300        20,075
  Triton PCS Holdings, Inc. Class A*....   3,600        14,040
  Turnstone Systems, Inc.*..............   4,500        19,485
  US Unwired, Inc.*.....................   5,000        14,000
  Western Wireless Corp. Class A*.......   4,300        13,760
  Wireless Facilities, Inc.*............   2,800        13,720
                                                   -----------
                                                       937,608
                                                   -----------

TEXTILE & APPAREL -- 1.5%
  Ashworth, Inc.*.......................   2,000        18,020
  Brown Shoe Co., Inc...................   1,800        50,580
  Charming Shoppes, Inc.................   8,900        76,896
  Cherokee, Inc.........................     700        14,539
  Columbia Sportswear Co.*..............     750        23,999
  Culp, Inc.............................   1,200        19,332
  G & K Services, Inc. Class A..........   1,500        51,360
  Guess*, Inc.*.........................   3,900        28,080
  Haggar Corp...........................     800        12,840
  Kellwood Co...........................   1,400        45,500
  Mohawk Industries, Inc.*..............     243        14,952
  Nautica Enterprises, Inc.*............   3,000        38,970
  Oshkosh B' Gosh, Inc. Class A.........   1,400        60,886
  Phillips-Van Heusen Corp..............   2,700        42,120
  Quiksilver, Inc.*.....................   1,400        34,720
  Reebok International Ltd.*............   1,100        32,450
  Russell Corp..........................   2,600        50,050
  Steven Madden Ltd.*...................     600        11,897
  Stride Rite Corp......................   3,300        26,400
  The Dixie Group, Inc.*................     100           620
  The Finish Line, Inc. Class A*........   1,900        34,048
  Unifi, Inc.*..........................   4,300        46,870
  Vans, Inc.*...........................   1,800   $    14,618
  Wolverine World Wide, Inc.............   3,300        57,585
                                          SHARES     VALUE+
--------------------------------------------------------------
                                                   -----------
                                                       807,332
                                                   -----------

TOBACCO -- 0.1%
  DIMON, Inc............................   4,000        27,680
  Standard Commercial Corp..............     800        17,360
                                                   -----------
                                                        45,040
                                                   -----------

TOOLS-HAND HELD -- 0.1%
  Toro Co...............................     800        45,472
                                                   -----------

TRANSPORTATION -- 2.1%
  Airborne, Inc.........................   2,900        55,680
  Arkansas Best Corp.*..................   2,200        56,056
  Consolidated Freightways Corp.*.......   2,400         7,848
  Covenant Transport, Inc. Class A*.....   1,300        27,625
  EGL, Inc.*............................   4,900        83,104
  Forward Air Corp.*....................   1,500        49,170
  Heartland Express, Inc................   3,462        82,846
  Interpool, Inc........................   2,700        46,602
  J.B. Hunt Transport
    Services, Inc.*.....................   3,500       103,320
  Kansas City Southern
    Industries, Inc.....................   3,500        59,500
  Kirby Corp.*..........................   2,500        61,125
  Knight Transportation, Inc.*..........   2,500        57,975
  Landstar Systems, Inc.*...............     400        42,740
  Offshore Logistics, Inc.*.............   1,800        43,002
  Overseas Shipholding Group, Inc.......     700        14,756
  P.A.M. Transportation
    Services, Inc.*.....................   1,100        26,422
  RailAmerica, Inc.*....................   2,200        23,804
  Roadway Express, Inc..................   1,200        43,116
  Ryder System, Inc.....................     600        16,254
  Swift Transportation Co., Inc.*.......     680        15,844
  USA Truck, Inc.*......................   1,000        11,500
  USFreightways Corp....................   2,100        79,527
  Werner Enterprises, Inc...............   1,900        40,489
  Yellow Corp.*.........................   2,400        77,760
                                                   -----------
                                                     1,126,065
                                                   -----------

UTILITIES -- 2.3%
  Avista Corp...........................   3,300        45,540
  Black Hills Corp......................   1,600        55,376
  California Water Service Group........     900        22,680
  Cascade Natural Gas Corp..............     600        12,540
  Central Vermont Public Service
    Corp................................     700        12,600
  CH Energy Group, Inc..................   1,300        64,025
  Chesapeake Utilities Corp.............     600        11,406
  Cleco Corp............................   2,700        59,130
  Documentum, Inc.*.....................   2,700        32,400
  DQE, Inc..............................   4,500        63,000
  El Paso Electric Co.*.................   2,200        30,470
  Empire District Electric Co...........   1,700        34,850
  Energen Corp..........................     600        16,500
  FuelCell Energy, Inc.*................   2,700        27,783
  Green Mountain Power Corp.............     800        14,528
  IDACORP, Inc..........................   1,500        41,550
  Ionics, Inc.*.........................   1,200        29,100

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
UTILITIES  (CONTINUED)
  Madison Gas and Electric Co...........   1,700   $    47,345
  Middlesex Water Co....................     750        19,703
  Northwest Natural Gas Co..............   1,800        51,750
  NorthWestern Corp.....................   2,200        37,290
  NUI Corp..............................   1,000        27,500
  Otter Tail Power Co...................   2,400        75,648
  Peoples Energy Corp...................     700        25,522
  PNM Resources, Inc....................   2,000        48,400
  Southwest Gas Corp....................   2,300        56,925
  Southwest Water Co....................   1,312        24,836
  The Laclede Group, Inc................   1,700        39,916
  UIL Holdings Corp.....................     900        49,014
  Unisource Energy Corp.................   3,200        59,520
  Unitil Corp...........................     500        14,940
  WGL Holdings, Inc.....................   1,000        25,900
  WPS Resources Corp....................   1,200        48,996
                                                   -----------
                                                     1,226,683
                                                   -----------

WASTE MANAGEMENT -- 0.2%
  Casella Waste Systems, Inc.
    Class A*............................   2,000        24,020
  Clean Harbors, Inc.*..................   1,200        14,112
  IMCO Recycling, Inc...................   1,700        16,745
  Waste Connections, Inc.*..............   2,200        68,728
                                                   -----------
                                                       123,605
                                                   -----------
  TOTAL COMMON STOCKS
    (Identified Cost $48,041,490).......            52,514,920
                                                   -----------

WARRANTS -- 0.0%

OIL & GAS -- 0.0%
  Magnum Hunter Resources, Inc. expires
    03/21/05............................     580           481
                                                   -----------
  TOTAL WARRANTS
    (Identified Cost $586)..............                   481
                                                   -----------
                                          SHARES     VALUE+
--------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.0%

OTHER -- 2.0%
  SSgA Government Money Market Fund.....  361,913  $   361,913
  SSgA Money Market Fund................  688,000      688,000
                                                   -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $1,049,913)........             1,049,913
                                                   -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 99.5%
  (IDENTIFIED COST $49,091,989)#..................  53,565,314
  Cash and Other Assets, Less Liabilities --
    0.5%..........................................     288,904
                                                    ----------
NET ASSETS -- 100%................................  $53,854,218
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $49,159,452. Net unrealized appreciation aggregated $4,405,862 of which $10,921,135 related to appreciated investment securities and $6,515,273 related to depreciated investment securities.
(a)  Bankrupt security/delisted.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002

                                           SHARES       VALUE+
-----------------------------------------------------------------
COMMON STOCKS -- 95.2%
AUSTRALIA -- 3.4%
  Amcor Ltd.............................    40,272   $    186,843
  Amcor Ltd. New*.......................     6,712         30,838
  AMP Ltd...............................    17,504        153,748
  AXA Asia Pacific Holdings, Ltd........   114,500        174,067
  Bank of Western Australia Ltd.
    (BankWest)..........................    18,863         50,555
  Boral Ltd.............................    39,989         84,434
  Commonwealth Bank of Australia........    22,657        420,089
  CSR Ltd...............................   104,850        377,239
  Goodman Fielder Ltd...................   142,075        133,592
  Insurance Australia Group Ltd.........    92,300        163,704
  Lion Nathan Ltd.......................    32,600         89,024
  M.I.M. Holdings Ltd...................   106,002         77,590
  Mayne Nickless Ltd....................    52,283        121,873
  Mirvac Group..........................    70,059        164,887
  National Australia Bank Ltd...........     9,493        189,214
  Orica Ltd.............................    31,098        167,568
  Origin Energy Ltd.....................    72,617        137,789
  PaperlinX Ltd.*.......................    21,200         57,893
  Publishing & Broadcasting Ltd.........    48,391        246,581
  Qantas Airways Ltd....................   111,350        288,400
  QBE Insurance Group Ltd...............    24,619         92,042
  Rio Tinto Ltd.........................     6,267        118,280
  Santos Ltd............................    42,890        156,004
  Seven Network Ltd.....................    14,050         43,985
  St. George Bank Ltd...................    10,169        111,593
  Wesfarmers Ltd........................     2,689         41,182
  WMC Ltd...............................    70,964        363,203
                                                     ------------
                                                        4,242,217
                                                     ------------

AUSTRIA -- 0.1%
  Telekom Austria AG*...................     9,800         78,442
  Voest-Alpine Stahl AG.................     2,342         76,416
                                                     ------------
                                                          154,858
                                                     ------------

BELGIUM -- 1.3%
  Agfa Gevaert NV.......................     4,900         89,068
  Algemene Maatschappij voor
    Nijverheidskredit NV (Almanij)......     9,700        393,467
  Bekaert NV............................     3,700        174,887
  Fortis (Foreign)......................    14,500        308,451
  Fortis................................     2,900         61,976
  Solvay SA.............................     4,700        337,747
  Tessenderlo Chemie NV.................     2,800         84,349
  Union Miniere SA......................     4,200        180,925
                                                     ------------
                                                        1,630,870
                                                     ------------

DENMARK -- 0.9%
  Carlsberg A/S.........................     2,460        128,633
  Danisco A/S...........................     2,500         91,241
  Danske Bank...........................    30,003        551,485
  Jyske Bank A/S*.......................     2,720         67,865
  TDC A/S...............................     8,220        226,911
                                                     ------------
                                                        1,066,135
                                                     ------------
                                           SHARES       VALUE+
-----------------------------------------------------------------

FINLAND -- 1.8%
  AvestaPolarit Oyj Abp.................     1,447   $      7,488
  Fortum Corp...........................   114,157        657,177
  Huhtamaki Van Leer Oyj, Series 1......     2,800        126,937
  Kemira Oyj............................    13,400        108,975
  Kesko Oyj.............................     8,800         99,758
  Metra Oyj, Class B....................     4,200         70,217
  Metsa-Serla Oyj, Series B.............    19,600        189,150
  Metso Oyj.............................    16,254        209,893
  Outokumpu Oyj.........................    16,800        202,039
  Pohjola Group Plc.....................     3,600         64,764
  Stora Enso Oyj........................    20,400        285,351
  UPM-Kymmene Oyj.......................     7,200        282,902
                                                     ------------
                                                        2,304,651
                                                     ------------

FRANCE -- 9.6%
  Accor SA..............................     3,500        141,697
  Air France............................     7,000        116,959
  Alcatel SA............................    34,250        237,684
  Alstom................................    19,876        209,838
  Assurances Generales De France........     7,900        362,271
  Axa...................................    55,500      1,013,213
  Beghin-Say*...........................       900         35,221
  BNP Paribas SA........................    28,600      1,578,777
  Cap Gemini SA.........................     4,000        158,706
  Cereol*...............................       900         28,922
  Ciments Francais......................     1,180         57,892
  Compagnie de Saint-Gobain.............    16,400        734,758
  Compagnie Generele des Etablissements
    Michelin, Class B...................     5,700        230,538
  Credit Industriel et Commercial.......       500         63,581
  Credit Lyonnais SA....................    10,200        436,372
  Eiffage SA............................       222         20,231
  Faurecia..............................     1,100         47,060
  Financiere Marc de Lacharriere SA.....     1,000         45,837
  France Telecom SA.....................    39,600        368,107
  Gecina................................       800         74,444
  Groupe Danone.........................     1,800        246,989
  Havas SA..............................     9,700         59,570
  Imerys................................       600         76,593
  L'Oreal SA............................     3,150        245,304
  Lafarge SA............................     5,160        513,733
  Lagardere S.C.A.......................     4,400        190,147
  Orange SA*............................   154,000        707,414
  Pechiney SA...........................     2,700        123,096
  Pernod-Ricard SA......................     2,400        234,687
  Provimi...............................       900         18,622
  PSA Peugoet Citroen...................    11,400        590,533
  Rallye SA*............................     1,100         56,385
  Remy Cointreau SA.....................     1,228         39,341
  Renault SA............................     8,900        415,410
  Rue Imperiale de Lyon.................       200         27,562
  Schneider Electric SA.................     7,680        412,217
  SEB SA................................       500         43,915
  Societe BIC SA........................     1,000         39,923
  Societe Fonciere Lyonaise.............       800         23,264
  Societe Generale......................    12,600   $    828,444

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SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
  Unibail...............................     1,800        110,897
  Valeo SA..............................     3,400        141,100
  Vinci.................................     1,200         81,206
  Vivendi Universal SA..................    37,300        804,494
                                                     ------------
                                                       11,992,954
                                                     ------------

GERMANY -- 7.4%
  Aareal Bank AG*.......................     1,400         22,426
  Allianz AG............................     1,250        251,921
  BASF AG...............................    13,950        648,370
  Bayer AG..............................    10,200        326,273
  Commerzbank AG........................    21,650        324,391
  Continental AG........................     2,000         35,487
  DaimlerChrysler AG....................    40,100      1,942,434
  Degussa-Huels AG......................     8,200        288,649
  Deutsche Bank AG......................     8,600        596,812
  Deutsche Lufthansa AG.................    16,000        227,117
  Deutsche Telekom AG...................    50,300        471,041
  Gehe AG...............................       583         24,309
  Hannover Rueckversicherungs-AG........       900         71,418
  Heidelberg Zement.....................     2,100        103,090
  Heidelberger Druckmaschinen AG........     1,200         49,528
  Hoechst AG............................       600         31,643
  HypoVereinsbank.......................    14,601        474,967
  Infineon Technologies AG..............     8,400        132,319
  KarstadtQuelle AG.....................     2,700         68,135
  Linde AG..............................     6,000        299,096
  MAN AG................................     4,600         96,901
  Merck KGaA............................     3,200         86,431
  MG Technologies AG....................     7,300         65,339
  MobilCom AG*..........................     2,500         18,705
  Muenchener Rueckversicherungs-
    Gesellschaft AG.....................       450        106,461
  Preussag AG*..........................     2,450         59,556
  RWE AG................................       500         19,764
  Siemens AG............................     4,400        263,621
  Stinnes AG............................       900         25,994
  Thyssen Krupp AG......................    20,500        309,181
  Veba AG...............................    24,300      1,407,281
  Vereins-und Westbank AG...............       750         21,070
  Volkswagen AG.........................     7,150        343,948
                                                     ------------
                                                        9,213,678
                                                     ------------

GREECE -- 0.3%
  Alpha Bank A.E........................     5,700         81,472
  EFG Eurobank Ergasias.................    11,400        159,573
  Hellenic Petroleum SA.................    18,800        114,158
                                                     ------------
                                                          355,203
                                                     ------------

HONG KONG -- 1.8%
  Amoy Properties Ltd...................   125,000        142,633
  Cheung Kong Infrastructure
    Holdings Ltd........................    87,000        139,985
  Citic Pacific Ltd.....................    32,000         68,925
  Great Eagle Holdings Ltd..............    21,597   $     23,674
  Hang Lung Development Co., Ltd........    55,000         51,829
  Henderson Land Development Co.,
    Ltd.................................    67,000        277,458
                                           SHARES       VALUE+
-----------------------------------------------------------------
  Hysan Development Co., Ltd............    43,933         42,526
  Kerry Properties Ltd..................    42,008         44,163
  New World Development Co., Ltd........   151,269        122,183
  Shangri-La Asia Ltd...................   166,000        137,274
  Sino Land Co., Ltd....................   318,000        120,273
  Swire Pacific Ltd.....................    74,000        378,551
  Tsim Sha Tsui Properties Ltd..........    58,253         57,508
  Wharf (Holdings) Ltd..................   203,000        478,887
  Wheelock and Co., Ltd.................   142,000        114,696
                                                     ------------
                                                        2,200,565
                                                     ------------

IRELAND -- 0.7%
  Allied Irish Banks Plc................    11,724        155,441
  Bank of Ireland.......................     9,034        112,295
  DePfa Bank Plc........................     1,400         77,283
  Elan Corporation Plc*.................     2,355         13,580
  Irish Life & Permanent Plc............    18,301        264,289
  Jefferson Smurfit Group Plc...........    70,390        215,100
                                                     ------------
                                                          837,988
                                                     ------------

ITALY -- 4.1%
  Alitalia SpA*.........................   180,000        116,575
  Banca di Roma*........................   162,500        301,948
  Banca Nazionale del Lavoro SpA........   211,000        367,108
  Banca Popolare di Lodi................     9,000         88,008
  Banca Popolare di Milano..............    38,760        157,416
  Banca Toscana.........................    17,500         78,318
  Banco Popolare di Verona e Novara
    Scrl................................    18,000        232,972
  Beni Stabili SpA......................   166,000         92,126
  Buzzi Unicem SpA......................     4,000         33,515
  C.I.R.-Compagnie Industriali Riunite
    SpA.................................    55,000         54,433
  Compagnia Assicuratrice Unipol SpA....    31,000        128,345
  e.Biscom SpA*.........................     4,000        116,397
  Fiat SpA*.............................    50,800        636,467
  Ifil (Finanziiaria di partecipazioni)
    SpA.................................    25,000        118,290
  IntesaBci SpA*........................   129,000        392,930
  Italcementi SpA.......................    19,180        189,634
  La Rinascente SpA.....................    35,000        135,245
  Milano Assicurazioni..................    33,000         88,644
  Olivetti SpA..........................   967,500      1,030,010
  Parmalat Finanziaria SpA*.............    41,600        128,352
  Pirelli SpA...........................   195,000        207,599
  Riunione Adriatica di Sicurta SpA.....     5,600         75,019
  SAI SpA...............................     3,500         66,415
  Societa' Cattolica di Assicurazioni
    SpA.................................     3,000         76,120
  Tiscali SpA*..........................    35,000        212,183
                                                     ------------
                                                        5,124,069
                                                     ------------

JAPAN -- 21.7%
  Aisin Seiki Co., Ltd..................    14,000        190,381
  Amada Co., Ltd........................    28,000        135,719
  Aomori Bank Ltd.......................     6,000         20,123
  Asahi Breweries Ltd...................    17,000        142,252
  Asahi Kasei Corp......................    79,000        262,971
  Asahi National Broadcasting Co.,
    Ltd.................................        35   $     62,195
  ASATSU-DK, Inc........................     1,200         26,129
  Ashikaga Bank Ltd.*...................     8,000         10,211

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PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
  Autobacs Seven Co., Ltd...............     1,200         33,938
  Awa Bank Ltd..........................    20,000         92,437
  Bank of Fukuoka Ltd...................    53,000        209,586
  Bank of Kyoto Ltd.....................    27,000        102,716
  Bank of Nagoya Ltd....................     6,000         26,530
  Bank of Yokohama Ltd..................     4,000         17,019
  Canon Sales Co., Inc..................     8,000         64,606
  Casio Computer Co., Ltd...............    16,000         78,221
  Chiba Bank Ltd........................    71,000        241,672
  Chudenko Corp.........................     1,000         15,042
  Chugoku Bank Ltd......................    20,000        125,808
  Citizen Watch Co......................    18,000        121,186
  City-Bank of Fukuoka Ltd.*............     9,000         16,593
  Coca-Cola West Japan Co., Ltd.........     3,000         56,063
  Cosmo Oil Co., Ltd....................    21,000         35,565
  Dai Nippon Printing Co., Ltd..........    44,000        584,024
  Dai-Tokyo Fire and Marine Insurance
    Co., Ltd............................    63,000        139,282
  Daicel Chemical Industries Ltd........    30,000        102,365
  Daido Steel Co., Ltd..................    35,000         77,379
  Daihatsu Motor Co., Ltd...............    33,000        128,845
  Daimaru, Inc..........................     6,000         27,581
  Dainippon Ink and Chemicals, Inc......    46,000         98,628
  Daishi Bank Ltd.......................     9,000         28,157
  Daiwa Bank Holdings, Inc.*............   194,000        148,901
  Daiwa House Industry Co., Ltd.........    46,000        281,300
  Denso Corp............................    30,300        473,465
  Dowa Fire & Marine Insurance Co.,
    Ltd.................................    24,000         82,293
  Ezaki Glico Co., Ltd..................     4,000         22,192
  Fuji Heavy Industries Ltd.............    57,000        272,006
  Fuji Photo Film.......................     2,000         64,573
  Fujikura Ltd..........................    37,000        134,893
  Fukuyama Transporting Co., Ltd........     8,000         30,835
  Futaba Industrial Co., Ltd............     2,000         22,425
  Futuba Corp...........................     1,000         29,199
  General Sekiyu K.K....................     2,000         14,183
  Gunma Bank Ltd........................    43,000        198,740
  GUNZE Ltd.............................     5,000         21,274
  Hachijuni Bank Ltd....................    36,000        167,589
  Hankyu Department Stores, Inc.........     4,000         30,434
  Hanshin Electric Railway Co., Ltd.....    11,000         29,275
  Heiwa Corp............................     6,000        100,113
  Higo Bank Ltd.........................     5,000         16,602
  Hino Motors Ltd.*.....................     8,000         22,358
  Hiroshima Bank Ltd....................    40,000        132,482
  Hitachi Cable Ltd.....................    31,000        136,812
  Hitachi Ltd...........................   220,000      1,422,434
  Hitachi Maxell Ltd....................     8,000        119,201
  Hitachi Metals Ltd....................    18,000         62,921
  Hokkoku Bank Ltd......................     9,000         32,436
  Hokuriku Bank Ltd.*...................    79,000        123,247
  House Foods Corp......................     4,000   $     39,044
  Hyakugo Bank Ltd......................     9,000         32,211
  Hyakujushi Bank Ltd...................    21,000        105,469
  Ishikawajima-Harima Heavy Industries
    Co., Ltd............................    28,000         42,281
                                           SHARES       VALUE+
-----------------------------------------------------------------
  Iyo Bank Ltd..........................    27,000        133,125
  Japan Airport Terminal Co., Ltd.......     2,000         14,817
  Japan Energy Corp.....................    73,000        110,841
  JGC Corp..............................     6,000         42,548
  Joyo Bank Ltd.........................    72,000        194,619
  Juroku Bank Ltd.......................    12,000         45,551
  Kagoshima Bank Co., Ltd...............     7,000         22,425
  Kamigumi Co., Ltd.....................     8,000         33,438
  Kandenko Co., Ltd.....................     5,000         18,354
  Kansai Paint Co., Inc.................     6,000         14,717
  Kawasaki Heavy Industries Ltd.*.......   122,000        155,725
  Kawasaki Steel Corp...................   117,000        152,271
  Kikkoman Corp.........................    13,000         81,884
  Kinden Corp...........................     9,000         42,798
  Kissei Pharmaceutical Co., Ltd........     2,000         25,112
  Kobe Steel Ltd.*......................   249,000        141,259
  Kokusai Securities Co., Ltd...........    22,000        127,560
  Kokuyo Co., Ltd.......................    11,000        115,905
  Komatsu Ltd...........................    67,000        239,795
  Komori Corp...........................     6,000         74,784
  Koyo Seiko Co., Ltd...................    10,000         49,556
  Kubota Corp...........................    73,000        222,292
  Kuraray Co., Ltd......................    19,000        124,432
  Kyushu Matsushita Electric Co.,
    Ltd.................................     6,000         46,102
  Lion Corp.............................    11,000         39,186
  Makita Corp...........................     4,000         25,829
  Marubeni Corp.*.......................    82,000         84,145
  Marui Co., Ltd........................     8,000        101,381
  Maruichi Steel Tube Ltd...............     8,000         90,502
  Matsushita Electric Industrial Co.,
    Ltd.................................   142,000      1,936,929
  Matsushita Electric Works Ltd.........    24,000        172,194
  Matsushita-Kotobuk Electronics
    Industries Ltd......................     9,000         99,862
  Mazda Motor Corp.*....................    45,000        119,009
  Meiji Seika Kaisha Ltd................    21,000         75,160
  Michinoku Bank Ltd....................     3,000         15,943
  Millea Holdings, Inc.*................       105        861,970
  Mitsubishi Gas Chemical Co., Inc......    17,000         30,918
  Mitsubishi Heavy Industries Ltd.......   222,000        672,306
  Mitsubishi Logistics Corp.............     9,000         61,119
  Mitsubishi Material Corp..............    44,000         87,365
  Mitsubishi Motor Corp.*...............    58,000        153,873
  Mitsubishi Rayon Co., Ltd.............     9,000         29,283
  Mitsui Chemicals, Inc.................    46,000        229,875
  Mitsui Engineering & Shipbuilding
    Co., Ltd.*..........................    73,000         91,353
  Mitsui Marine & Fire Insurance
    Co., Ltd............................    23,000        123,764
  Mizuho Asset Trust & Banking
    Co., Ltd.*..........................   192,000         96,108
  Mizuho Holdings, Inc..................       330        732,324
  Mori Seiki Co., Ltd...................     3,000         27,431
  Musashino Bank Ltd....................       600         17,720
  Nanto Bank Ltd........................     6,000   $     18,671
  National House Industrial Co., Ltd....     6,000         21,274
  NGK Spark Plug Co., Ltd...............    11,000         83,419
  NHK Spring Co., Ltd...................     5,000         15,267
  Nichirei Corp.........................     6,000         19,272

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PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
  Nippon Broadcasting System, Inc.......     2,000         73,416
  Nippon Kayaku Co., Ltd................     3,000         11,888
  Nippon Meat Packers, Inc..............     9,000        112,777
  Nippon Mitsubishi Oil Corp............   121,000        625,871
  Nippon Paint Co., Ltd.................     8,000         19,422
  Nippon Sanso Corp.....................     9,000         31,010
  Nippon Sheet Glass Co., Ltd...........    37,000        125,016
  Nippon Shokubai Co., Ltd..............     4,000         20,089
  Nippon Steel Corp.....................   274,000        427,464
  Nipponkoa Insurance Co., Ltd..........     6,000         23,777
  Nishi-Nippon Bank Ltd.................    38,000         99,545
  Nishimatsu Construction Co., Ltd......     5,000         15,559
  Nissei Sangyo Co., Ltd................     2,000         28,298
  Nisshin Flour Milling Co., Ltd........    14,000        100,213
  Nisshin Steel Co., Ltd................    98,000         53,143
  Nisshinbo Industries, Inc.............    23,000        106,879
  Nissho Iwai Corp.*....................    13,000          9,219
  NKK Corp.*............................   271,000        262,262
  NTN Corp..............................    15,000         58,691
  NTT DoCoMo, Inc.......................       130        319,943
  Obayashi Corp.........................    60,000        170,191
  Oki Electric Industry Co., Ltd........    25,000         54,019
  Okumura Corp..........................     6,000         18,821
  Onward Kashiyama Co., Ltd.............    15,000        147,166
  Pioneer Corp..........................     6,300        112,739
  Q.P. Corp.............................     3,000         25,003
  Rengo Co., Ltd........................     5,000         12,723
  Rinnai Corp...........................     1,100         24,778
  San-In Godo Bank Ltd..................    15,000         61,945
  Sanyo Shinpan Finance Co., Ltd........     1,300         37,200
  Sapporo Breweries Ltd.................    12,000         32,036
  Sapporo Hokuyo Holdings, Inc.*........         9         31,460
  Seino Transportation Co., Ltd.........    11,000         67,910
  Sekisui Chemical Co., Ltd.............    45,000        153,923
  Sekisui House Ltd.....................    62,000        455,696
  Shiga Bank Ltd........................     4,000         14,516
  Shikoku Bank Ltd......................     6,000         31,235
  Shima Seiki Mfg., Ltd.................     1,000         23,026
  Shimadzu Corp.........................     9,000         24,327
  Shimizu Corp..........................    33,000        108,747
  Shinko Securities Co., Ltd............    53,000        100,813
  Shiseido Co., Ltd.....................    18,000        239,970
  Shohkoh Fund & Co., Ltd...............       750         90,727
  Showa Shell Sekiyu K.K................    13,000         75,593
  Sumitomo Corp.........................    84,000        508,772
  Sumitomo Electric Industries Ltd......    53,000        367,438
  Sumitomo Forestry Co., Ltd............     6,000         35,940
  Sumitomo Metal Industries Ltd.*.......   239,000        105,677
  Sumitomo Metal Mining Co..............    18,000         81,392
  Sumitomo Osaka Cement Co., Ltd........    21,000   $     31,185
  Sumitomo Realty & Development
    Co., Ltd............................    15,000         90,977
  Sumitomo Rubber Industries Ltd........     5,000         19,731
  Suzuken Co., Ltd......................     6,000        140,408
  Suzuki Motor Corp.....................     8,000         98,711
  Taiheiyo Cement Corp..................    93,000        173,020
                                           SHARES       VALUE+
-----------------------------------------------------------------
  Taisei Corp...........................    63,000        145,063
  Takashimaya Co., Ltd..................    26,000        151,404
  Tanabe Seiyaku Co., Ltd...............     3,000         26,280
  Teikoku Oil Co., Ltd..................     7,000         27,973
  The 77 Bank Ltd.......................    19,000         74,817
  The Furukawa Electric Co., Ltd........    43,000        164,660
  The Nissan Fire & Marine Insurance
    Co., Ltd.**.........................     6,000         13,227
  The Shizuoka Bank Ltd.................    41,000        249,013
  The Sumitomo Trust and Banking
    Co., Ltd............................    81,000        389,238
  The Suruga Bank, Ltd..................    17,000         80,557
  The Yasuda Fire & Marine Insurance
    Co., Ltd............................    67,000        410,278
  The Yokohama Rubber Co., Ltd..........    22,000         54,144
  Toda Corp.............................     9,000         19,597
  Toho Bank Ltd.........................     5,000         17,395
  Tokuyama Corp.........................     5,000         15,976
  Tokyo Style Co., Ltd..................     9,000         82,217
  Toppan Printing Co., Ltd..............    36,000        374,221
  Toray Industries, Inc.................    63,000        168,715
  Tostem Corp...........................    14,000        238,852
  Toto Ltd..............................    15,000         70,079
  Toyo Seikan Kaisha Ltd................    18,000        236,666
  Toyo Suisan Kaisha Ltd................     2,000         18,821
  Toyota Industries Corp................    26,000        422,325
  Toyota Tsusho Corp....................    23,000         97,284
  UFJ Holdings, Inc.*...................       170        411,296
  Uny Co., Ltd..........................    16,000        181,271
  Victor Company of Japan Ltd...........     9,000         55,337
  Wacoal Corp...........................    12,000         99,412
  Yamagata Bank Ltd.....................     3,000         13,165
  Yamaguchi Bank Ltd....................     5,000         33,871
  Yamaha Corp...........................    12,000        116,731
  Yamatake Corp.........................     2,000         16,202
  Yamazaki Baking Co., Ltd..............    19,000        106,203
  Yokogawa Electric Corp................     8,000         62,070
                                                     ------------
                                                       26,984,431
                                                     ------------

LUXEMBOURG -- 0.2%
  Arcelor*..............................    10,200        144,485
  Arcelor, New*.........................     6,266         88,945
                                                     ------------
                                                          233,430
                                                     ------------

NETHERLANDS -- 5.8%
  ABN AMRO Holding NV...................    38,625        700,192
  Aegon NV..............................    47,700        992,598
  Buhrmann NV...........................     6,172         56,825
  DSM NV................................     7,440        344,624
  Getronics NV*.........................    16,360   $     31,125
  Hagemeyer NV..........................     4,152         57,300
  ING Groep NV..........................    77,710      1,991,668
  Koninklijke (Royal) KPN NV*...........   157,300        734,977
  Koninklijke (Royal) Philips
    Electronics NV......................    54,100      1,507,613
  Koninklijke Luchtvaart Maatschappij
    NV (KLM)............................     3,600         43,223
  Koninklijke Numico NV.................     6,300        141,034

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SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
  Koninklijke Vopak NV..................     4,400         83,016
  N.V. Holdingmaatschappij De
    Telegraaf...........................       800         14,920
  Oce NV................................     6,310         73,397
  Royal Vendex KBB NV...................     1,476         18,333
  Vedior NV.............................     8,790        121,306
  VNU NV................................     8,607        238,750
                                                     ------------
                                                        7,150,901
                                                     ------------

NEW ZEALAND -- 0.1%
  Carter Holt Harvey Ltd................   177,400        170,972
                                                     ------------

NORWAY -- 0.5%
  Bergesen d.y. ASA, Class A............     5,700        121,231
  Den Norske Bank ASA...................    24,900        135,376
  Norsk Hydro ASA.......................     1,800         85,660
  Norske Skogindustrier ASA.............     7,000        130,271
  Storebrand ASA........................    26,000        156,910
                                                     ------------
                                                          629,448
                                                     ------------

PORTUGAL -- 0.4%
  Banco Commercial Portugues SA.........     9,964         34,475
  Banco Espirito Santo SA*..............    13,104        149,195
  Banco Espirito Santo SA, Class A*.....     6,552         71,691
  Cimpor-Cimento de Portugal SGPA SA....     5,800        112,403
  Sonae SGPS SA.........................   178,000        100,014
                                                     ------------
                                                          467,778
                                                     ------------

SINGAPORE -- 0.9%
  Capitaland Ltd........................    65,000         56,306
  City Developments Ltd.................    47,000        151,677
  DBS Group Holdings Ltd................    23,000        161,472
  Fraser & Neave Ltd....................    27,000        120,000
  Keppel Corporation Ltd................   134,000        312,572
  Keppel Land Ltd.......................    38,000         32,702
  Neptune Orient Lines Ltd.*............    76,000         43,890
  Oversea-Chinese Banking Corp., Ltd....    11,000         72,866
  United Overseas Bank Ltd..............    20,000        143,807
                                                     ------------
                                                        1,095,292
                                                     ------------

SPAIN -- 2.9%
  Acerinox SA...........................     3,000        125,535
  ACS, Actividades de Construccion y
    Servicious SA.......................       800         25,708
  Autopistas del Mare Nostrum SA........     6,000        137,512
  Autopistas, Concesionaria Espanola
    SA..................................    22,201        246,202
  Azucarera Ebro Agricolas SA...........     3,840         44,666
  Banco de Andalucia....................     1,700         80,270
  Cementos Portland SA..................     1,700   $     65,020
  Compania Espanole de Petroleos SA.....    18,400        314,872
  Corporacion Mapfre....................     8,700         68,608
  Endesa SA.............................     9,600        139,204
  Fomento de Construcciones y
    Contratas SA........................     6,200        150,958
  Grupo Dragados SA.....................     2,000         35,586
  Iberia Lineas Aereas de Espana SA.....    76,600        133,650
  Metrovacesa SA........................     2,205         45,580
  Red Electrica de Espana...............     2,800         30,223
                                           SHARES       VALUE+
-----------------------------------------------------------------
  Repsol-YPF SA.........................   112,300      1,321,755
  Sociedad General de Aguas de Barcelona
    SA..................................     9,550        112,214
  Sol Melia SA..........................    12,000         90,965
  Terra Networks SA*....................    57,100        323,646
  Vallehermoso SA.......................    14,200        135,777
                                                     ------------
                                                        3,627,951
                                                     ------------

SWEDEN -- 2.1%
  Atlas Copco AB, Series A..............     5,300        126,570
  Atlas Copco AB, Series B..............     2,600         58,422
  Billerud*.............................     3,781         36,528
  Drott AB, Series B....................     6,700         77,093
  Electrolux AB, Series B...............    21,200        426,886
  Gambro AB, Series A...................    11,400         74,867
  Gambro AB, Series B...................     4,200         27,583
  Industriforvaltnings AB Kinnevik,
    Series B............................     4,500         42,497
  Mo Och Domsjoe AB (MoDo), Series B....     5,900        156,269
  NCC AB................................     3,500         25,835
  Nordic Baltic Holding AB..............     5,716         31,102
  Skandinaviska Enskilda Banken AB,
    Series A*...........................    13,400        140,367
  SKF AB, Series B......................     2,900         74,922
  SKF AB, Series A......................     1,600         41,162
  SSAB Svenskt Stal AB, Series A........     3,100         40,212
  Svenska Cellulosa AB (SCA), Series
    B...................................    13,300        472,097
  Tele2 AB, Series B*...................     2,300         42,194
  Trelleborg AB, Series B...............     1,500         14,736
  Volvo AB, Series A....................    11,200        225,525
  Volvo AB, Series B....................    24,500        506,632
                                                     ------------
                                                        2,641,499
                                                     ------------

SWITZERLAND -- 7.4%
  ABB Ltd...............................    52,000        461,951
  Baloise Holdings Ltd.*................     8,800        708,012
  Ciba Specialty Chemicals AG...........     5,300        423,751
  Clariant AG...........................    23,100        548,267
  Compagnie Financiere Richemont AG*....   101,600      2,305,840
  Credit Suisse Group*..................    25,460        806,560
  Georg Fischer AG......................       120         23,574
  Givaudan SA...........................     1,180        474,690
  Helvetia Patria Holding*..............     1,240        176,252
  Holcim Ltd., Series B*................     2,256        516,543
  Kuoni Reisen Holding AG, Series B.....       200         56,319
  Lonza Group AG........................     2,100        161,918
  Rieter Holding AG.....................       430   $    100,905
  Schindler Holding AG..................       200         36,205
  Schweizerische Lebensversicherungs-
    und Rentenanstalt...................       650        152,095
  SGS Societe Generale de Surveillance
    Holding SA..........................       500        159,236
  SIG Holding AG........................     2,100        279,484
  Sulzer AG.............................       290         61,441
  Sulzer Medica AG......................     1,150        191,410
  Swatch Group AG, Series B*............     1,700        151,022
  Swiss International Airlines..........       832         25,278

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
  Swisscom AG...........................     1,010        293,215
  Syngenta AG...........................     6,300        377,831
  UBS AG*...............................     8,880        445,637
  Unaxis Holding AG.....................     1,800        212,404
                                                     ------------
                                                        9,149,840
                                                     ------------

UNITED KINGDOM -- 21.7%
  3I Group Plc..........................    33,581        350,459
  Abbey National Plc....................    18,060        212,572
  Aggregate Industries Plc..............    83,585        113,101
  Alliance & Leicester Group Treasury
    Plc.................................    20,000        252,482
  Allied Domecq Plc.....................    12,800         83,966
  Antofagasta Holdings Plc..............     7,000         63,502
  Arcadia Group Plc.....................    13,000         67,885
  Arriva Plc............................    12,620         63,159
  Associated British Foods Plc..........    57,000        518,823
  Associates British Ports Holdings
    Plc.................................    21,800        149,568
  BAA Plc...............................    77,539        708,137
  BAE Systems Plc.......................   225,558      1,152,057
  Barratt Developments Plc..............     6,000         38,421
  Bass Plc..............................    64,700        657,468
  BBA Group Plc.........................    27,655        116,162
  Berkeley Group Plc....................     5,060         55,602
  BG Group Plc..........................   194,000        844,458
  Bodycote International Plc............     4,380         14,266
  BPB Plc...............................    14,200         75,775
  Britannic Plc.........................    10,900         77,526
  British Airways Plc...................    66,000        187,418
  British Energy Plc....................    22,000         44,444
  British Land Company Plc..............    38,111        323,650
  Brixton Estate Plc....................     6,700         24,721
  BT Group Plc..........................   488,600      1,877,260
  Cable & Wireless Plc..................   197,763        504,291
  Canary Wharf Group Plc*...............    12,000         81,416
  Caradon Plc...........................     7,865         16,728
  CGU Plc...............................   168,443      1,354,708
  Chelsfield Plc........................    20,674        101,181
  CMG Plc...............................    41,000         63,136
  COLT Telecom Group Plc*...............   113,000         74,083
  Cookson Group Plc.....................    53,000         39,191
  Corus Group Plc*......................   228,200        292,257
  Debenhams Plc.........................    20,799        106,233
  Dimension Data Holdings Plc*..........    87,000         54,384
  DS Smith Plc..........................    24,000   $     64,043
  F.I. Group Plc........................    17,192         27,260
  Galen Holdings Plc....................    14,000        100,621
  George Wimpey Plc*....................    18,960         77,472
  GKN Plc...............................    54,127        253,970
  Glynwed International Plc.............     5,000         18,963
  Granada Plc...........................   207,000        351,897
  Great Universal Stores Plc............    29,583        271,750
  Greene King Plc.......................     5,000         60,872
  Hammerson Plc.........................    18,700        157,808
  Hanson Plc............................    50,437        360,271
  HBOS Plc..............................    64,559        698,852
  Hilton Group Plc......................   105,700        367,838
                                           SHARES       VALUE+
-----------------------------------------------------------------
  IMI Plc...............................    10,000         49,513
  Invensys Plc..........................    71,628         97,195
  J Sainsbury Plc.......................   135,215        733,914
  Lattice Group Plc.....................   114,674        298,973
  Lex Service Plc.......................     8,500         61,817
  Liberty International Plc.............    20,712        184,103
  Logica Plc............................    30,030         91,570
  London Merchant Securities Plc........     7,000         14,888
  Marks & Spencer Group Plc.............   132,051        750,464
  Millennium & Copthorne Hotels Plc.....     9,882         45,802
  mm 02 Plc*............................   580,000        371,405
  Morgan Crucible Company Plc...........     9,822         16,913
  National Power Plc*...................    83,800        214,646
  Northern Foods Plc....................    10,000         26,834
  Northern Rock Plc.....................     5,000         51,952
  P & O Princess Cruises Plc............    23,563        149,090
  Pearson Plc...........................    48,884        486,316
  Peninsular and Oriental Steam
    Navigation Co.......................    51,091        187,729
  Persimmon Plc.........................    20,000        121,515
  Pilkington Plc........................    83,973        118,747
  Pillar Property Plc...................     9,000         57,989
  PowerGen Plc..........................    19,683        231,525
  Railtrack Group Plc...................    26,365         89,339
  Rank Group Plc........................    25,773        105,113
  Rexam Plc.............................    17,369        112,548
  RMC Group Plc.........................    19,000        190,177
  Rolls-Royce Plc.......................   118,349        292,314
  Royal & Sun Alliance Insurance
    Group Plc...........................   107,540        395,146
  Royal Bank of Scotland Group Plc,
    New.................................     2,600          3,211
  Royal Bank of Scotland Group Plc......     2,698         76,512
  Safeway Plc...........................    74,238        318,904
  Scottish & Newcastle Plc..............    38,140        353,553
  Scottish Power Plc....................   138,764        746,304
  Signet Group Plc......................    23,000         33,226
  Slough Estates Plc....................    27,700        153,343
  Smith W.H. Plc........................     9,000         57,906
  Somerfield Plc*.......................    36,000         64,767
  Spirent Plc...........................    47,167         62,205
  Stagecoach Holdings Plc...............    48,186         46,100
  Tate & Lyle Plc.......................    32,200        172,319
  Taylor Woodrow Plc....................    40,250        110,461
  Thistle Hotels Plc....................    19,000   $     38,818
  Thus Group Plc*.......................    73,266         13,405
  Trinity Mirror Plc....................    21,240        132,653
  Uniq Plc..............................     2,050          4,485
  United Business Media Plc.............    24,000        159,173
  Vodafone Group Plc....................  3,526,730     4,839,328
  Whitbread Plc.........................    16,432        153,450
  Wilson Bowden Plc.....................     6,000         79,587
  Wincanton Plc.........................     2,050          7,064
  Wolseley Plc..........................    14,089        142,847
  Woolworths Group Plc..................   105,000         65,236
                                                     ------------
                                                       26,954,501
                                                     ------------

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
UNITED STATES -- 0.1%
  Newmont Mining Corp...................    25,878         69,939
                                                     ------------
  TOTAL COMMON STOCKS
    (Identified Cost $122,424,881)......              118,299,170
                                                     ------------
PREFERRED STOCK -- 0.0%
AUSTRALIA -- 0.0%
  The News Corp., Ltd...................     6,079         27,998
                                                     ------------
  TOTAL PREFERRED STOCK
    (Identified Cost $46,886)...........                   27,998
                                                     ------------
WARRANTS -- 0.0%

FRANCE -- 0.0%
  Rallye SA, expires 6/30/03*...........     1,100            391
  Rallye SA, expires 11/30/05*..........     1,100            553
                                                     ------------
                                                              944
                                                     ------------

ITALY -- 0.0%
  Fiat SpA, expires 1/31/07*............     4,800          2,077
                                                     ------------
  TOTAL WARRANTS
    (Identified Cost $0)................                    3,021
                                                     ------------
                                           SHARES       VALUE+
-----------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.2%

UNITED STATES -- 3.2%
  SSgA Government Money Market Fund.....  1,357,235  $  1,357,235
  SSgA Money Market Fund................  2,587,860     2,587,860
                                                     ------------
                                                        3,945,095
                                                     ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $3,945,095)........                3,945,095
                                                     ------------


---------------------------------------------------------------
TOTAL INVESTMENTS -- 98.4%
  (IDENTIFIED COST $126,416,862)#.................  122,275,284
  Cash and Other Assets, Less Liabilities --
    1.6%..........................................    1,940,171
                                                    -----------
NET ASSETS -- 100%................................  $124,215,455
                                                    ===========

  +  See Note 1
  *  Non-income producing security
 ** Security was fair valued at 6/30/02 in accordance with the Fund's Valuation Procedures.
  # At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $126,488,439. Net unrealized depreciation aggregated $4,213,155 of which $10,203,564 related to appreciated investment securities and $14,416,719 related to depreciated investment securities.

Ten Largest Sector Holdings at June 30, 2002
(As a percentage of Net Assets):

Industry                          Percentage
--------                          -----------
Telecommunications                   10.2%
Banks/Savings & Loans                 9.2%
Financial Services                    7.6%
Insurance                             6.6%
Building & Construction               4.7%
Chemicals                             3.9%
Diversified Operations                3.9%
Auto & Related                        3.8%
Oil & Gas                             3.6%
Electronics                           3.2%

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2002

                                           SHARES      VALUE+
----------------------------------------------------------------
MUTUAL FUNDS -- 98.9%
  DFA International Small Company
    Portfolio...........................  4,637,359  $38,861,072
                                                     -----------
  TOTAL MUTUAL FUNDS
    (Identified Cost $37,213,836).......              38,861,072
                                                     -----------

SHORT-TERM INVESTMENTS -- 0.0%

OTHER -- 0.0%
  SSgA Government Money Market Fund.....         2             2
  SSgA Money Market Fund................         2             2
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $4)................                       4
                                                     -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 98.9%
  (IDENTIFIED COST $37,213,840)#..................  38,861,076
  Cash and Other Assets, Less Liabilities --
    1.1%..........................................     432,393
                                                    ----------
NET ASSETS -- 100%................................  $39,293,469
                                                    ==========

  +  See Note 1.
  # At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $37,335,336. Net unrealized appreciation aggregated $1,525,740, which related solely to appreciated investment securities.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES -- JUNE 30, 2002

                                SA            SA
                           FIXED INCOME  U.S. MARKET
                               FUND          FUND
-----------------------------------------------------
ASSETS
  Investments in
    securities, at market  $108,187,216  $104,115,576
  Short-term investments
    (at amortized cost)       5,879,092     2,884,613
  Cash                              578           570
  Foreign currency                3,113            --
  Receivable for
    investments sold                 --        17,382
  Dividends and interest
    receivable                1,675,976       111,330
  Receivable for fund
    shares sold                 813,699     1,050,401
  Receivable due from the
    Manager (Note 2)             45,015        34,715
  Receivable for tax
    reclaims                         --            --
                           ------------  ------------
    TOTAL ASSETS            116,604,689   108,214,587
                           ------------  ------------

LIABILITIES
  Payable for investments
    purchased                        --            --
  Payable for fund shares
    redeemed                     55,356        10,540
  Payable for forward
    foreign currency
    exchange contracts
    (Note 1)                    366,866            --
  Advisory fees payable
    (Note 2)                     76,969        61,995
  Administration fee
    payable (Note 2)             21,913        21,452
  Trustees' fees payable
    (Note 2)                      1,152         1,152
  Shareholder servicing
    fee payable (Note 2)         10,480         7,030
  Accrued expenses and
    other liabilities            49,542        59,733
                           ------------  ------------
    TOTAL LIABILITIES           582,278       161,902
                           ------------  ------------

NET ASSETS                 $116,022,411  $108,052,685
                           ============  ============
NET ASSETS CONSIST OF:
  Capital paid in          $113,825,548  $126,969,966
  Undistributed net
    investment
    income/(loss)               (52,358)      186,302
  Accumulated net
    realized gain/(loss)         (6,630)   (6,120,543)
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments               2,610,474   (12,983,040)
    Foreign currency
      translations             (354,623)           --
                           ------------  ------------

NET ASSETS                 $116,022,411  $108,052,685
                           ============  ============

Shares of beneficial
  interest outstanding       11,359,971    12,606,926
Net asset value per share  $      10.21  $       8.57

IDENTIFIED COST OF
  INVESTMENTS              $111,455,834  $119,983,229
COST OF FOREIGN CURRENCY   $      3,062            --

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                               SA          SA U.S.     SA INTERNATIONAL  SA INTERNATIONAL
                            U.S. HBTM   SMALL COMPANY        HBTM         SMALL COMPANY
                              FUND          FUND             FUND              FUND
-----------------------------------------------------------------------------------------
ASSETS
  Investments in
    securities, at market  $57,177,240   $52,515,401     $118,330,189      $38,861,072
  Short-term investments
    (at amortized cost)      1,882,192     1,049,913        3,945,095                4
  Cash                             653           551              817               --
  Foreign currency                  --            --        1,565,987               --
  Receivable for
    investments sold                --        78,739            3,554           34,000
  Dividends and interest
    receivable                  53,516        30,184          262,847               --
  Receivable for fund
    shares sold                232,458       287,073          888,046          516,234
  Receivable due from the
    Manager (Note 2)            24,675        33,132               28              561
  Receivable for tax
    reclaims                        --            --          105,546               --
                           -----------   -----------     ------------      -----------
    TOTAL ASSETS            59,370,734    53,994,993      125,102,109       39,411,871
                           -----------   -----------     ------------      -----------

LIABILITIES
  Payable for investments
    purchased                1,230,842            --          707,578               --
  Payable for fund shares
    redeemed                   366,542        11,157           16,082           13,547
  Payable for forward
    foreign currency
    exchange contracts
    (Note 1)                        --            --               --               --
  Advisory fees payable
    (Note 2)                    44,882        44,847           62,431           20,345
  Administration fee
    payable (Note 2)            17,628        17,104           22,296           15,881
  Trustees' fees payable
    (Note 2)                     1,152         1,152            1,152            1,153
  Shareholder servicing
    fee payable (Note 2)         7,666        10,060            5,439            5,535
  Accrued expenses and
    other liabilities           37,821        56,455           71,676           61,941
                           -----------   -----------     ------------      -----------
    TOTAL LIABILITIES        1,706,533       140,775          886,654          118,402
                           -----------   -----------     ------------      -----------

NET ASSETS                 $57,664,201   $53,854,218     $124,215,455      $39,293,469
                           ===========   ===========     ============      ===========
NET ASSETS CONSIST OF:
  Capital paid in          $63,772,798   $53,558,390     $130,551,692      $39,022,118
  Undistributed net
    investment
    income/(loss)               38,455            --          647,939           54,288
  Accumulated net
    realized gain/(loss)    (1,418,720)   (4,177,497)      (2,849,328)      (1,430,173)
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments             (4,728,332)    4,473,325       (4,141,578)       1,647,236
    Foreign currency
      translations                  --            --            6,730               --
                           -----------   -----------     ------------      -----------

NET ASSETS                 $57,664,201   $53,854,218     $124,215,455      $39,293,469
                           ===========   ===========     ============      ===========

Shares of beneficial
  interest outstanding       6,586,749     4,399,028       14,550,570        4,290,198
Net asset value per share  $      8.75   $     12.24     $       8.54      $      9.16

IDENTIFIED COST OF
  INVESTMENTS              $63,787,764   $49,091,989     $126,416,862      $37,213,840
COST OF FOREIGN CURRENCY            --            --     $  1,565,732               --

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS -- YEAR ENDED JUNE 30, 2002

                                SA            SA
                           FIXED INCOME  U.S. MARKET
                               FUND          FUND
-----------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends               $       --   $  1,026,144
    Interest                 3,269,202         40,363
    Less: Taxes witheld             --            (59)
                            ----------   ------------

  TOTAL INCOME               3,269,202      1,066,448
                            ----------   ------------
  EXPENSES:
    Advisory fees
      (Note 2)                 632,322        568,327
    Shareholder service
      fees (Note 2)            171,023        181,785
    Administration fees
      (Note 2)                  73,701         78,959
    Sub-Administration
      fees (Note 2)             92,500         92,500
    Trustees' fees and
      expenses (Note 2)          4,699          4,699
    Custody and
      accounting fees
      (Note 2)                  89,410        161,691
    Transfer agent fees         37,461         36,906
    Professional fees           26,819         30,387
    Registration fees           30,746         30,836
    Other expenses              14,107         13,206
                            ----------   ------------

  TOTAL EXPENSES BEFORE
    WAIVERS AND
    REIMBURSEMENTS:          1,172,788      1,199,296
    Less: Expenses waived
      or reimbursed           (546,327)      (472,871)
                            ----------   ------------

    NET EXPENSES               626,461        726,425
                            ----------   ------------

  NET INVESTMENT INCOME
    (LOSS)                   2,642,741        340,023
                            ----------   ------------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  REALIZED GAIN (LOSS)
    ON:
    Investments                115,700     (1,234,144)
    Foreign currency
      transactions            (589,842)            --
  INCREASE (DECREASE) IN
    UNREALIZED
APPRECIATION/DEPRECIATION
    ON:
    Investments              3,484,873    (14,150,244)
    Foreign currency
      translations            (531,141)            --
                            ----------   ------------

  Net realized and
    unrealized gain
    (loss) on investments
    and change in
    unrealized
    appreciation
    (depreciation)           2,479,590    (15,384,388)
                            ----------   ------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS           $5,122,331   $(15,044,365)
                            ==========   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                          SA                    SA U.S.     SA INTERNATIONAL  SA INTERNATIONAL
                                      U.S. HBTM              SMALL COMPANY        HBTM         SMALL COMPANY
                                         FUND                    FUND             FUND              FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends                        $    520,763             $   274,328     $ 2,078,250        $  416,455
    Interest                               27,668                  19,061          73,329                --
    Less: Taxes witheld                      (198)                   (104)       (218,038)               --
                                     ------------             -----------     -----------        ----------

  TOTAL INCOME                            548,233                 293,285       1,933,541           416,455
                                     ------------             -----------     -----------        ----------
  EXPENSES:
    Advisory fees
      (Note 2)                            402,191                 417,359         861,243           166,621
    Shareholder service
      fees (Note 2)                        98,742                  91,399         187,870            57,262
    Administration fees
      (Note 2)                             42,815                  39,747          81,962            24,876
    Sub-Administration
      fees (Note 2)                        92,500                  92,500          92,500            92,500
    Trustees' fees and
      expenses (Note 2)                     4,698                   4,699           4,699             4,698
    Custody and
      accounting fees
      (Note 2)                             78,775                 199,344         133,213            39,774
    Transfer agent fees                    35,286                  36,619          35,198            33,725
    Professional fees                      25,316                  25,317          29,517            27,482
    Registration fees                      28,072                  25,283          32,408            19,088
    Other expenses                         14,168                  14,090          14,091            12,812
                                     ------------             -----------     -----------        ----------

  TOTAL EXPENSES BEFORE
    WAIVERS AND
    REIMBURSEMENTS:                       822,563                 946,357       1,472,701           478,838
    Less: Expenses waived
      or reimbursed                      (373,007)               (449,523)       (284,253)         (160,435)
                                     ------------             -----------     -----------        ----------

    NET EXPENSES                          449,556                 496,834       1,188,448           318,403
                                     ------------             -----------     -----------        ----------

  NET INVESTMENT INCOME
    (LOSS)                                 98,677                (203,549)        745,093            98,052
                                     ------------             -----------     -----------        ----------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  REALIZED GAIN (LOSS)
    ON:
    Investments                          (679,161)             (2,482,781)     (2,847,984)          (59,177)
    Foreign currency
      transactions                             --                      --         (21,351)               --
  INCREASE (DECREASE) IN
    UNREALIZED
APPRECIATION/DEPRECIATION
    ON:
    Investments                        (9,597,265)             (1,487,685)     (1,956,057)        1,715,723
    Foreign currency
      translations                             --                      --          17,755                --
                                     ------------             -----------     -----------        ----------

  Net realized and
    unrealized gain
    (loss) on investments
    and change in
    unrealized
    appreciation
    (depreciation)                    (10,276,426)             (3,970,466)     (4,807,637)        1,656,546
                                     ------------             -----------     -----------        ----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                    $(10,177,749)            $(4,174,015)    $(4,062,544)       $1,754,598
                                     ============             ===========     ===========        ==========

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                              SA FIXED INCOME FUND
                           --------------------------
                            YEAR ENDED    YEAR ENDED
                            6/30/2002     6/30/2001
-----------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income  $  2,642,741  $  1,494,088
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions             (474,142)      753,496
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)          2,953,732      (307,628)
                           ------------  ------------
    Net increase
      (decrease) from
      operations              5,122,331     1,939,956
                           ------------  ------------
  DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income    (2,192,803)   (2,559,846)
    Net realized gains         (137,475)           --
                           ------------  ------------
  TOTAL DISTRIBUTIONS        (2,330,278)   (2,559,846)
                           ------------  ------------
  SHARE TRANSACTIONS
    Proceeds from sales
      of shares
      Class S                        --         7,518
      Class I (Note 1)       78,828,875    23,076,307
    Value of
      distributions
      reinvested
      Class S                        --            --
      Class I (Note 1)        2,017,938     2,394,982
    Cost of shares
      redeemed
      Class S                        --      (206,134)
      Class I (Note 1)      (13,071,112)   (5,458,239)
    Value of shares
      consolidated
      Class S                        --   (10,890,518)
      Class I (Note 1)               --    10,890,518
                           ------------  ------------
  TOTAL SHARE
    TRANSACTIONS             67,775,701    19,814,434
                           ------------  ------------
  TOTAL INCREASE IN NET
    ASSETS                   70,567,754    19,194,544
NET ASSETS
  Beginning of period        45,454,657    26,260,113
                           ------------  ------------
  End of Period            $116,022,411  $ 45,454,657
                           ============  ============
UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END
  OF PERIOD                $    (52,358) $    141,107
CAPITAL SHARE
  TRANSACTIONS
CLASS S:
  Shares sold by
    subscription                     --           746
  Shares redeemed                    --       (20,428)
  Shares consolidated to
    Class I (Note 1)                 --    (1,084,476)
                           ------------  ------------
  Net increase (decrease)
    in fund shares                   --    (1,104,158)
                           ============  ============
CLASS I (NOTE 1):
  Shares sold by
    subscription              7,851,890     2,317,760
  Issued for
    distributions
    reinvested                  202,724       243,009
  Shares redeemed            (1,300,909)     (541,457)
  Shares consolidated
    from Class S
    (Note 1)                         --     1,077,203
                           ------------  ------------
  Net increase in fund
    shares                    6,753,705     3,096,515
                           ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              SA U.S. MARKET FUND          SA U.S. HBTM FUND
                           --------------------------  -------------------------
                            YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                            6/30/2002     6/30/2001     6/30/2002     6/30/2001
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income  $    340,023  $    195,366  $     98,677  $   230,630
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions           (1,234,144)   (4,796,608)     (679,161)    (739,559)
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)        (14,150,244)     (718,689)   (9,597,265)   5,932,159
                           ------------  ------------  ------------  -----------
    Net increase
      (decrease) from
      operations            (15,044,365)   (5,319,931)  (10,177,749)   5,423,230
                           ------------  ------------  ------------  -----------
  DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income      (251,927)     (137,062)     (146,573)    (235,632)
    Net realized gains               --      (133,743)           --      (63,324)
                           ------------  ------------  ------------  -----------
  TOTAL DISTRIBUTIONS          (251,927)     (270,805)     (146,573)    (298,956)
                           ------------  ------------  ------------  -----------
  SHARE TRANSACTIONS
    Proceeds from sales
      of shares
      Class S                        --        31,202            --       18,664
      Class I (Note 1)       76,513,765    38,743,608    43,606,479   18,292,900
    Value of
      distributions
      reinvested
      Class S                        --            --            --           --
      Class I (Note 1)          223,747       246,331       133,202      277,187
    Cost of shares
      redeemed
      Class S                        --      (310,391)           --      (93,271)
      Class I (Note 1)       (8,993,470)   (9,348,939)   (5,328,667)  (7,433,964)
    Value of shares
      consolidated
      Class S                        --   (14,333,743)           --   (6,792,153)
      Class I (Note 1)               --    14,333,743            --    6,792,153
                           ------------  ------------  ------------  -----------
  TOTAL SHARE
    TRANSACTIONS             67,744,042    29,361,811    38,411,014   11,061,516
                           ------------  ------------  ------------  -----------
  TOTAL INCREASE IN NET
    ASSETS                   52,447,750    23,771,075    28,086,692   16,185,790
NET ASSETS
  Beginning of period        55,604,935    31,833,860    29,577,509   13,391,719
                           ------------  ------------  ------------  -----------
  End of Period            $108,052,685  $ 55,604,935  $ 57,664,201  $29,577,509
                           ============  ============  ============  ===========
UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END
  OF PERIOD                $    186,302  $     98,206  $     38,455  $    86,351
CAPITAL SHARE
  TRANSACTIONS
CLASS S:
  Shares sold by
    subscription                     --         2,655            --        2,034
  Shares redeemed                    --       (26,362)           --      (10,149)
  Shares consolidated to
    Class I (Note 1)                 --    (1,328,970)           --     (734,940)
                           ------------  ------------  ------------  -----------
  Net increase (decrease)
    in fund shares                   --    (1,352,677)           --     (743,055)
                           ============  ============  ============  ===========
CLASS I (NOTE 1):
  Shares sold by
    subscription              8,127,306     3,537,221     4,433,593    1,828,285
  Issued for
    distributions
    reinvested                   23,211        23,195        13,455       29,116
  Shares redeemed              (964,891)     (754,459)     (543,866)    (691,665)
  Shares consolidated
    from Class S
    (Note 1)                         --     1,218,856            --      707,516
                           ------------  ------------  ------------  -----------
  Net increase in fund
    shares                    7,185,626     4,024,813     3,903,182    1,873,252
                           ============  ============  ============  ===========

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)

                            SA U.S. SMALL COMPANY
                           ------------------------
                           YEAR ENDED   YEAR ENDED
                            6/30/2002    6/30/2001
---------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)               $  (203,549) $   (55,201)
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions          (2,482,781)  (1,666,727)
    Capital gain
      distributions
      received from DFA
      International Small
      Co. Portfolio                 --           --
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)        (1,487,685)   4,386,166
                           -----------  -----------
    Net increase
      (decrease) from
      operations            (4,174,015)   2,664,238
                           -----------  -----------
  DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income           --           --
    Net realized gains          (1,897)     (43,808)
                           -----------  -----------
  TOTAL DISTRIBUTIONS           (1,897)     (43,808)
                           -----------  -----------
  SHARE TRANSACTIONS
    Proceeds from sales
      of shares
      Class S                       --       16,863
      Class I (Note 1)      33,979,522   17,392,560
    Value of
      distributions
      reinvested
      Class S                       --           --
      Class I (Note 1)           1,725       40,176
    Cost of shares
      redeemed
      Class S                       --     (137,276)
      Class I (Note 1)      (5,203,610)  (4,228,084)
    Value of shares
      consolidated
      Class S                       --   (5,756,771)
      Class I (Note 1)              --    5,756,771
                           -----------  -----------
  TOTAL SHARE
    TRANSACTIONS            28,777,637   13,084,239
    Shareholder
      transaction fees
      (Note 2)                      --           --
                           -----------  -----------
  Net increase from share
    transactions            28,777,637   13,084,239
                           -----------  -----------
  TOTAL INCREASE IN NET
    ASSETS                  24,601,725   15,704,669
NET ASSETS
  Beginning of Period       29,252,493   13,547,824
                           -----------  -----------
  End of Period            $53,854,218  $29,252,493
                           ===========  ===========
UNDISTRIBUTED NET
  INVESTMENT INCOME, END
  OF PERIOD                $        --  $        --
CAPITAL SHARE
  TRANSACTIONS
CLASS S:
  Shares sold by
    subscription                    --        1,315
  Shares redeemed                   --      (10,857)
  Shares consolidated to
    Class I (Note 1)                --     (525,283)
                           -----------  -----------
  Net decrease in fund
    shares                          --     (534,825)
                           ===========  ===========
CLASS I (NOTE 1):
  Shares sold by
    subscription             2,674,300    1,406,825
  Issued for
    distributions
    reinvested                     132        3,463
  Shares redeemed             (414,336)    (273,857)
  Shares consolidated
    from Class S
    (Note 1)                        --      459,073
                           -----------  -----------
  Net increase in fund
    shares                   2,260,096    1,595,504
                           ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                           SA INTERNATIONAL HBTM FUND  SA INTERNATIONAL SMALL COMPANY FUND
                           --------------------------  ------------------------------------
                            YEAR ENDED    YEAR ENDED      YEAR ENDED         YEAR ENDED
                            6/30/2002     6/30/2001        6/30/2002          6/30/2001
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)               $    745,093  $    668,247     $    98,052        $    95,731
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions           (2,869,335)      355,381         (59,177)        (1,429,039)
    Capital gain
      distributions
      received from DFA
      International Small
      Co. Portfolio                  --            --              --            210,137
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)         (1,938,302)   (3,263,650)      1,715,723           (149,661)
                           ------------  ------------     -----------        -----------
    Net increase
      (decrease) from
      operations             (4,062,544)   (2,240,022)      1,754,598         (1,272,832)
                           ------------  ------------     -----------        -----------
  DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income      (608,693)     (340,159)       (153,980)                --
    Net realized gains         (366,739)      (36,165)             --           (268,891)
                           ------------  ------------     -----------        -----------
  TOTAL DISTRIBUTIONS          (975,432)     (376,324)       (153,980)          (268,891)
                           ------------  ------------     -----------        -----------
  SHARE TRANSACTIONS
    Proceeds from sales
      of shares
      Class S                        --        47,394              --             19,534
      Class I (Note 1)       77,766,386    39,208,950      22,702,013         11,311,021
    Value of
      distributions
      reinvested
      Class S                        --            --              --                 --
      Class I (Note 1)          885,414       349,807         141,207            251,005
    Cost of shares
      redeemed
      Class S                        --      (396,183)             --            (92,209)
      Class I (Note 1)      (10,039,887)  (14,790,321)     (2,843,395)        (3,127,208)
    Value of shares
      consolidated
      Class S                        --   (16,752,782)             --         (4,864,291)
      Class I (Note 1)               --    16,752,782              --          4,864,291
                           ------------  ------------     -----------        -----------
  TOTAL SHARE
    TRANSACTIONS             68,611,913    24,419,647      19,999,825          8,362,143
    Shareholder
      transaction fees
      (Note 2)                       --            --         113,284             74,440
                           ------------  ------------     -----------        -----------
  Net increase from share
    transactions             68,611,913    24,419,647      20,113,109          8,436,583
                           ------------  ------------     -----------        -----------
  TOTAL INCREASE IN NET
    ASSETS                   63,573,937    21,803,301      21,713,727          6,894,860
NET ASSETS
  Beginning of Period        60,641,518    38,838,217      17,579,742         10,684,882
                           ------------  ------------     -----------        -----------
  End of Period            $124,215,455  $ 60,641,518     $39,293,469        $17,579,742
                           ============  ============     ===========        ===========
UNDISTRIBUTED NET
  INVESTMENT INCOME, END
  OF PERIOD                $    647,939  $    539,390     $    54,288        $   110,216
CAPITAL SHARE
  TRANSACTIONS
CLASS S:
  Shares sold by
    subscription                     --         4,711              --              1,660
  Shares redeemed                    --       (39,610)             --             (8,688)
  Shares consolidated to
    Class I (Note 1)                 --    (1,733,593)             --           (480,405)
                           ------------  ------------     -----------        -----------
  Net decrease in fund
    shares                           --    (1,768,492)             --           (487,433)
                           ============  ============     ===========        ===========
CLASS I (NOTE 1):
  Shares sold by
    subscription              9,174,063     4,085,739       2,687,009          1,204,086
  Issued for
    distributions
    reinvested                  105,156        36,552          17,651             27,797
  Shares redeemed            (1,174,616)   (1,488,848)       (329,766)          (342,126)
  Shares consolidated
    from Class S
    (Note 1)                         --     1,690,493              --            487,137
                           ------------  ------------     -----------        -----------
  Net increase in fund
    shares                    8,104,603     4,323,936       2,374,894          1,376,894
                           ============  ============     ===========        ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        SA FIXED
                                                       INCOME FUND
------------------------------------------------------------------------------------
                                                       (I CLASS)        (I CLASS)
                                       YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                     JUNE 30, 2002   JUNE 30, 2001   JUNE 30, 2000*
Net Asset Value, Beginning of
  Period                                $   9.87         $ 10.04         $ 10.00
                                        --------         -------         -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                     0.30            0.44            0.35
  Net realized and unrealized gain
    on investments                          0.34            0.13            0.03
                                        --------         -------         -------
Total from Investment Operations            0.64            0.57            0.38
                                        --------         -------         -------

LESS DISTRIBUTIONS:
  Dividends from net investment
    income                                 (0.28)          (0.74)          (0.34)
  Distributions from capital gains         (0.02)             --              --
                                        --------         -------         -------
Total Distributions                        (0.30)          (0.74)          (0.34)
                                        --------         -------         -------

Net Asset Value, End of Period          $  10.21         $  9.87         $ 10.04
                                        ========         =======         =======

Total Return (1)                            6.59%           5.88%           3.90%
Net Assets, End of Period (000s)        $116,022         $45,455         $15,165
Ratio of Net Expenses to Average
  Net Assets (2)                            0.85%           0.87%           1.00%
Ratio of Gross Expenses to Average
  Net Assets (2)(3)                         1.59%           2.06%           3.08%
Ratio of Net Investment Income to
  Average Net Assets (2)                    3.59%           4.20%           4.35%
Portfolio Turnover Rate (1)                   77%            135%             20%
Without giving effect to the
  voluntary expense Limitations
  described in Note 2 to the
  Financial Statements, net
  investment income per Share would
  have been (3)                         $   0.24         $  0.31         $  0.18

  *  From commencement of operations, July 29, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                         SA U.S.
                                                       MARKET FUND
------------------------------------------------------------------------------------
                                                       (I CLASS)        (I CLASS)
                                       YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                     JUNE 30, 2002   JUNE 30, 2001   JUNE 30, 2000*
Net Asset Value, Beginning of
  Period                                $  10.26         $ 11.59         $ 10.00
                                        --------         -------         -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                     0.03            0.04            0.02
  Net realized and unrealized gain
    (loss) on investments                  (1.69)          (1.30)           1.57
                                        --------         -------         -------
Total from Investment Operations           (1.66)          (1.26)           1.59
                                        --------         -------         -------

LESS DISTRIBUTIONS:
  Dividends from net investment
    income                                 (0.03)          (0.04)             --
  Distributions from capital gains            --           (0.03)             --
                                        --------         -------         -------
Total Distributions                        (0.03)          (0.07)             --
                                        --------         -------         -------

Net Asset Value, End of Period          $   8.57         $ 10.26         $ 11.59
                                        ========         =======         =======

Total Return (1)                          (16.20)%        (10.89)%         15.90%
Net Assets, End of Period (000s)        $108,053         $55,605         $16,188
Ratio of Net Expenses to Average
  Net Assets (2)                            0.92%           0.95%           1.08%
Ratio of Gross Expenses to Average
  Net Assets (2)                            1.52%           1.87%           3.33%
Ratio of Net Investment Income to
  Average Net Assets (2)(3)                 0.43%           0.44%           0.43%
Portfolio Turnover Rate (1)                    1%             16%              1%
Without giving effect to the
  voluntary expense Limitations
  described in Note 2 to the
  Financial Statements, net
  investment income (loss) per
  Share would have been (3)             $  (0.01)        $ (0.04)        $ (0.09)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                         SA U.S.
                                                        HBTM FUND
------------------------------------------------------------------------------------
                                                       (I CLASS)        (I CLASS)
                                       YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                     JUNE 30, 2002   JUNE 30, 2001   JUNE 30, 2000*
Net Asset Value, Beginning of
  Period                                 $ 11.02         $  8.62         $ 10.00
                                         -------         -------         -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                     0.01            0.08            0.06
  Net realized and unrealized gain
    (loss) on investments                  (2.24)           2.46           (1.44)
                                         -------         -------         -------
Total from Investment Operations           (2.23)           2.54           (1.38)
                                         -------         -------         -------

LESS DISTRIBUTIONS:
  Dividends from net investment
    income                                 (0.04)          (0.11)             --
  Distributions from capital gains            --           (0.03)             --
                                         -------         -------         -------
Total Distributions                        (0.04)          (0.14)             --
                                         -------         -------         -------

Net Asset Value, End of Period           $  8.75         $ 11.02         $  8.62
                                         =======         =======         =======

Total Return (1)                          (20.31)%         29.69%         (13.80)%
Net Assets, End of Period (000s)         $57,664         $29,578         $ 6,987
Ratio of Net Expenses to Average
  Net Assets (2)                            1.05%           1.07%           1.13%
Ratio of Gross Expenses to Average
  Net Assets (2)(3)                         1.92%           2.61%           5.67%
Ratio of Net Investment Income to
  Average Net Assets (2)                    0.23%           1.03%           1.57%
Portfolio Turnover Rate (1)                    3%             26%              3%
Without giving effect to the
  voluntary expense Limitations
  described in Note 2 to the
  Financial Statements, net
  investment income (loss) per
  Share would have been (3)              $ (0.04)        $ (0.04)        $ (0.12)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                        SA U.S.
                                                   SMALL COMPANY FUND
-----------------------------------------------------------------------------------
                                                       (I CLASS)       (I CLASS)
                                       YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                     JUNE 30, 2002   JUNE 30, 2001   JUNE 30, 2000
Net Asset Value, Beginning of
  Period                                 $ 13.68         $ 12.58         $10.00*
                                         -------         -------         ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                      (0.05)          (0.03)         (0.01)
  Net realized and unrealized gain
    (loss) on investments                  (1.39)           1.16           2.59
                                         -------         -------         ------
Total from Investment Operations           (1.44)           1.13           2.58
                                         -------         -------         ------

LESS DISTRIBUTIONS:
  Distributions from capital gains            --           (0.03)            --
                                         -------         -------         ------
Total Distributions                           --           (0.03)            --
                                         -------         -------         ------

Net Asset Value, End of Period           $ 12.24         $ 13.68         $12.58
                                         -------         -------         ------

Total Return (1)                          (10.52)%          9.02%         25.80%
Net Assets, End of Period (000s)         $53,854         $29,252         $6,836
Ratio of Net Expenses to Average
  Net Assets (2)                            1.25%           1.26%          1.28%
Ratio of Gross Expenses to Average
  Net Assets (2)(3)                         2.38%           3.32%          6.62%
Ratio of Net Investment Loss to
  Average Net Assets (2)                   (0.51)%         (0.28)%        (0.18)%
Portfolio Turnover Rate (1)                    5%             17%             4%
Without giving effect to the
  voluntary expense Limitations
  described in Note 2 to the
  Financial Statements, net
  investment income (loss) per
  Share would have been (3)              $ (0.15)        $ (0.22)        $(0.30)

  *  From commencement of operations, July 29, 1999.
 **  Amount rounds to less than $0.01.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                 SA INTERNATIONAL HBTM
                                                      COMPANY FUND
-----------------------------------------------------------------------------------
                                                       (I CLASS)       (I CLASS)
                                       YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                     JUNE 30, 2002   JUNE 30, 2001   JUNE 30, 2000
Net Asset Value, Beginning of
  Period                                $   9.41         $  9.99         $ 10.00
                                        --------         -------         -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)              0.03            0.09            0.11
  Net realized and unrealized loss
    on investments                         (0.79)          (0.60)          (0.08)
                                        --------         -------         -------
Total from Investment Operations           (0.76)          (0.51)           0.03
                                        --------         -------         -------

LESS DISTRIBUTIONS:
  Dividends from net investment
    income                                 (0.07)          (0.06)          (0.04)
  Distributions from capital gains         (0.04)          (0.01)             --
                                        --------         -------         -------
Total Distributions                        (0.11)          (0.07)          (0.04)
                                        --------         -------         -------

Net Asset Value, End of Period          $   8.54         $  9.41         $  9.99
                                        ========         =======         =======

Total Return (1)                           (8.08)%         (5.15)%          0.36%
Net Assets, End of Period (000s)        $124,215         $60,642         $21,192
Ratio of Net Expenses to Average
  Net Assets (2)                            1.45%           1.47%           1.53%
Ratio of Gross Expenses to Average
  Net Assets (2)(3)                         1.80%           2.10%           3.66%
Ratio of Net Investment Income
  (loss) to Average Net Assets (2)          0.91%           1.27%           2.22%
Portfolio Turnover Rate (1)                    3%             12%              2%
Without giving effect to the
  voluntary expense Limitations
  described in Note 2 to the
  Financial Statements, net
  investment income per Share would
  have been (3)                         $   0.02         $  0.05         $  0.00**

  *  From commencement of operations, August 5, 1999.
 **  Amount rounds to less than $0.01.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                    SA INTERNATIONAL
                                                   SMALL COMPANY FUND
------------------------------------------------------------------------------------
                                                       (I CLASS)        (I CLASS)
                                       YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                     JUNE 30, 2002   JUNE 30, 2001   JUNE 30, 2000*
Net Asset Value, Beginning of
  Period                                 $  9.18         $ 10.42         $10.00
                                         -------         -------         ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                     0.01            0.05           0.17
  Net realized and unrealized gain
    (loss) on investments                   0.03           (1.11)          0.47
                                         -------         -------         ------
Total from Investment Operations            0.04           (1.06)          0.64
                                         -------         -------         ------

LESS DISTRIBUTIONS:
  Dividends from net investment
    income                                 (0.06)             --          (0.22)
  Distributions from capital gains            --           (0.18)            --
                                         -------         -------         ------
Total Distributions                        (0.06)          (0.18)         (0.22)
                                         -------         -------         ------

Net Asset Value, End of Period           $  9.16         $  9.18         $10.42
                                         =======         =======         ======

Total Return (1)                            0.47%         (10.15)%         5.84%
Net Assets, End of Period (000s)         $39,293         $17,850         $5,613
Ratio of Net Expenses to Average
  Net Assets (2)                            1.28%           1.29%          1.28%
Ratio of Gross Expenses to Average
  Net Assets (2)(3)                         1.92%           3.04%          7.08%
Ratio of Net Investment Income to
  Average Net Assets (2)                    0.39%           0.68%          0.95%
Portfolio Turnover Rate (1)                  N/A             N/A             25%
Without giving effect to the
  voluntary expense Limitations
  described in Note 2 to the
  Financial Statements, net
  investment income (loss) per
  Share would have been (3)              $ (0.01)        $ (0.08)        $(0.86)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.
N/A  Refer to financial statements of respective Master Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002

--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    SA Funds--Investment Trust (the "Trust") was organized as a Delaware business trust on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently offers six Funds, each of which is registered under the Investment Company Act of 1940 (the "1940 Act"), and is a diversified mutual fund as defined in the 1940 Act. The Trust currently offers the following Funds:

    SA Fixed Income Fund
    SA U.S. Market Fund
    SA U.S. HBtM Fund
    SA U.S. Small Company Fund
    SA International HBtM Fund
    SA International Small Company Fund

    All of the Funds commenced investment operations on August 5, 1999 with the exception of SA Fixed Income Fund, which commenced operations on July 29, 1999. On November 23, 1999 the Trust's Board of Trustees authorized the creation of two additional Funds. These two additional Funds have not commenced operations.

    Prior to October 30, 2000 ("effective date"), the Funds offered two classes of shares--Class I and Class S. Effective after the close of business on August 11, 2000, the Class S shares of all SA Funds were consolidated into Class I shares, such that the Funds no longer had Class S shares outstanding. The Trust's Board of Trustees then eliminated the Trust's multi-class plan, effective October 30, 2000, and all outstanding shares of the Funds are now designated as "shares" (without a class denomination). Because the Funds' outstanding shares as of June 30, 2002 were previously accounted for as Class I shares, for the purposes of these financial statements, all references to Class I shares as of that date pertain to all of the outstanding shares of the relevant Fund.

    Effective October 30, 2000, SA International Small Company Fund became a feeder fund in a master/feeder relationship, such that it invests all of its assets in the International Small Company Portfolio, a series of DFA Investment Dimensions Group (the "DFA International Small Company Portfolio" or the "Master Fund"). Prior to the effective date, SA International Small Company Fund was a fund of funds. The financial statements of the DFA International Small Company Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

    SECURITY VALUATION -- Equity securities listed on an exchange for which market quotations are readily available are valued at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term and short-term debt securities are valued based upon prices provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees of the Trust.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002 (Continued)

--------------------------------------------------------------------------------

    The shares of the SSgA Government Money Market Fund and the SSgA Money Market Fund held by the Funds, shares of the DFA International Small Company Portfolio held by SA International Small Company Fund, and shares of the DFA U.S. MicroCap Portfolio held by SA U.S. Market Fund are valued at the respective daily net asset value of the purchased fund.

    FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

    The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

    SA Fixed Income Fund and SA International HBtM Fund may purchase foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

    The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Operations. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

    Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002 (Continued)

--------------------------------------------------------------------------------

    At June 30, 2002, SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

                                         LOCAL     AGGREGATE                 UNREALIZED
                           DELIVERY    CURRENCY       FACE       TOTAL      APPRECIATION
                             DATE       AMOUNT       AMOUNT      VALUE     (DEPRECIATION)
                           ---------  -----------  ----------  ----------  --------------
Great British Pound
  (sell).................  7/12/2002    1,485,095  $2,180,417  $2,262,677    $ (82,260)
Japanese Yen (buy).......  7/12/2002  120,391,569     993,108   1,004,393       11,285
Japanese Yen (sell)......  7/12/2002  120,391,569     959,104   1,005,003      (45,899)
Swedish Krona (sell).....  7/12/2002   14,597,421   1,504,175   1,583,217      (79,042)
Australian Dollar
  (sell).................  7/15/2002    4,160,276   2,317,690   2,339,380      (21,690)
Canadian Dollar (sell)...  7/15/2002   12,075,372   7,799,116   7,948,376     (149,260)
                                                                             ---------
                                                                             $(366,866)
                                                                             =========

    INVESTMENT TRANSACTIONS, INCOME AND EXPENSES -- Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on yield to maturity. Gains and losses are determined on the identified cost basis, which is the same as for federal income tax purposes.

    Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

    FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

    As of June 30, 2002, the following Funds have realized capital loss carryforwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

                                              EXPIRING          EXPIRING
FUND                                       JUNE 30, 2009     JUNE 30, 2010
----                                      ----------------  ----------------
SA U.S. Market Fund.....................     $       --        $4,877,817
SA U.S. HBtM Fund.......................             --           515,071
SA U.S. Small Company Fund..............             --         1,594,255
SA International HBtM Fund..............             --         2,320,714
SA International Small Company Fund.....      1,307,784               151

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002 (Continued)

--------------------------------------------------------------------------------

    As of June 30, 2002, the following Funds have elected for federal income tax purposes to defer the following current year post-October 31 capital and currency losses as though the losses were incurred on the first day of the next fiscal year:

                                          POST-OCTOBER   POST-OCTOBER
FUND                                      CURRENCY LOSS  CAPITAL LOSS
----                                      -------------  ------------
SA Fixed Income Fund....................   $  419,224     $    6,630
SA U.S. Market Fund.....................           --      1,242,726
SA U.S. HBtM Fund.......................           --        884,843
SA U.S. Small Company Fund..............           --      2,515,779
SA International HBtM Fund..............           --        528,039
SA International Small Company Fund.....           --            742

    The tax character of distributions paid to shareholders during 2002 and 2001 were as follows:

                                                     2002
                                      ORDINARY    LONG-TERM
                                       INCOME    CAPITAL GAIN     TOTAL
                                     ----------  ------------  -----------
SA Fixed Income Fund...............  $2,330,177    $    101    $2,330,278
SA U.S. Market Fund................     251,927          --       251,927
SA U.S. HBtM Fund..................     146,573          --       146,573
SA U.S. Small Company Fund.........          --       1,897         1,897
SA International HBtM Fund.........     686,181     289,251       975,432
SA International Small Company
  Fund.............................     153,980          --       153,980

                                                     2001
                                      ORDINARY    LONG-TERM
                                       INCOME    CAPITAL GAIN     TOTAL
                                     ----------  ------------  -----------
SA Fixed Income Fund...............  $2,559,846    $     --    $2,559,846
SA U.S. Market Fund................     241,501      29,304       270,805
SA U.S. HBtM Fund..................     298,956          --       298,956
SA U.S. Small Company Fund.........      32,330      11,478        43,808
SA International HBtM Fund.........     376,324          --       376,324
SA International Small Company
  Fund.............................           7     268,884       268,891

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002 (Continued)

--------------------------------------------------------------------------------

    As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                         UNDISTRIBUTED       UNREALIZED
                                      UNDISTRIBUTED        LONG-TERM       APPRECIATION/
                                     ORDINARY INCOME     CAPITAL GAINS     (DEPRECIATION)
                                     ---------------  -------------------  --------------
SA Fixed Income Fund...............     $     --      $             --      $  2,610,474
SA U.S. Market Fund................      186,302                    --       (12,983,040)
SA U.S. HBtM Fund..................       38,455                    --        (4,747,138)
SA U.S. Small Company Fund.........           --                    --         4,405,862
SA International HBtM Fund.........      718,941                    --        (4,213,155)
SA International Small Company
  Fund.............................       54,288                    --         1,525,740

    DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund, excluding SA Fixed Income Fund, declares and pays its investment income annually. SA Fixed Income Fund declares and pays its net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains at least annually.

    Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

2.  AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

    The Trust has an Investment Advisory and Administrative Services Agreement with Assante Asset Management Inc. (the "Manager") an indirect, wholly-owned subsidiary of Assante Corporation, which is a publicly traded financial services company located in Winnipeg, Canada. The Manager manages the investments of and provides administrative services to each Fund. For the advisory services provided, the Manager is entitled to fees from each Fund computed daily and payable monthly at the annual rate of 0.65% (0.85% prior to August 21, 2001) of the average daily net assets of each Fund, plus an amount that the Manager pays to the Sub-adviser for sub-advisory services. The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with DFA. For the sub-advisory services provided, DFA is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets, which fee is included in the total advisory fee ratio set forth below. SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it remains a feeder fund. However, DFA receives an administration fee from the Master Fund and also receives advisory fees for providing advisory services to the funds in which the Master Fund invests.

    The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided, the Manager is paid an annual service fee at the rate of up to 0.25% (0.05% prior to August 21, 2001) of the value of the average daily net assets of each Fund.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002 (Continued)

--------------------------------------------------------------------------------

    The total advisory fees applicable to each Fund are as follows:

                                                    ADVISORY
FUND                                                  FEE
----                                                --------
SA Fixed Income Fund..............................    0.84%
SA U.S. Market Fund...............................    0.70%
SA U.S. HBtM Fund.................................    0.92%
SA U.S. Small Company Fund........................    1.03%
SA International HBtM Fund........................    1.03%
SA International Small Company Fund...............    0.65%

    For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at a rate of 0.10% of the average daily net assets of each Fund.

    DFA has contractually agreed to waive its total sub-advisory fees for the period from July 1, 2001 through June 30, 2002. In addition, the Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below. This agreement will remain in effect until August 15, 2002, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

                                                    EXPENSE
FUND                                                 LIMIT
----                                                -------
SA Fixed Income Fund..............................   0.85%
SA U.S. Market Fund...............................   0.92%
SA U.S. HBtM Fund.................................   1.05%
SA U.S. Small Company Fund........................   1.25%
SA International HBtM Fund........................   1.45%
SA International Small Company Fund...............   1.28%

    The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/ reimbursement is made,
(2) the Board of Trustees must approve the reimbursement, and (3) the Fund must be able to make the reimbursement and still stay within the operating expense limitations. As of June 30, 2002, the

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002 (Continued)

--------------------------------------------------------------------------------
following amounts are subject to this recapture through June 30, 2003, June 30, 2004, and June 30, 2005 respectively. During the period ended June 30, 2002, the Manager recaptured $70,675 from SA International HBtM Fund pursuant to these conditions.

                                     AMOUNT SUBJECT TO  AMOUNT SUBJECT TO  AMOUNT SUBJECT TO
                                     RECAPTURE THROUGH  RECAPTURE THROUGH  RECAPTURE THROUGH
FUND                                   JUNE 30, 2003      JUNE 30, 2004      JUNE 30, 2005
----                                 -----------------  -----------------  -----------------
SA Fixed Income Fund...............      $320,543           $421,171           $546,327
SA U.S. Market Fund................       299,745            410,994            472,871
SA U.S. HBtM Fund..................       288,927            344,037            373,007
SA U.S. Small Company Fund.........       309,431            410,555            449,523
SA International HBtM Fund.........       259,835            330,529            284,253
SA International Small Company
  Fund.............................       251,190            248,665            160,435

    TRUSTEES' FEES AND EXPENSES -- For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive a $5,000 annual retainer fee and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested trustee receives no compensation from the Funds or Trust for his services as a trustee.

    SUB-ADMINISTRATION FEES -- State Street Bank and Trust Company ("State Street") serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. For providing such services, State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.06% of the first $750 million of net assets, plus 0.04% of net assets between $750 million and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $85,000 annually per Fund. State Street has contractually agreed to waive $31,250 of its fee per month, for the period from May 1, 2002 through December 31, 2002.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002 (Continued)

--------------------------------------------------------------------------------

    During the first six months of operations of each Fund, State Street waived its minimum fee charges for sub-administration, custody and accounting, subject to certain requirements. The agreements for these waivers state that if certain requirements are not met, the Funds will repay State Street certain fees waived. As of June 30, 2002, the waived fees subject to repayment are as follows:

                                                    AMOUNT SUBJECT
FUND                                                TO RECAPTURE*
----                                                --------------
SA Fixed Income Fund..............................     $39,798
SA U.S. Market Fund...............................      42,179
SA U.S. HBtM Fund.................................      42,264
SA U.S. Small Company Fund........................      42,841
SA International HBtM Fund........................      40,451
SA International Small Company Fund...............      47,821

               * These repayment rights will expire on or before August 5, 2002.

    SHAREHOLDER TRANSACTION FEES -- Until April 1, 2002 the SA International Small Company Fund charged a transaction fee of 0.675% of the Fund's offering price on purchases of, and exchanges for, shares of the Fund. The fee did not apply to reinvested dividends or capital gains distributions. Such fees are reflected in the Fund's Statement of Changes in Net Assets and included in share transactions.

3.  PURCHASES AND SALES OF SECURITIES

    Excluding short-term investments, each Fund's purchases and sales of securities for the year ended June 30, 2002 were as follows:

                                                    PURCHASES
                                          -----------------------------
                                          U.S. GOVERNMENT     OTHER
                                          ---------------  ------------
SA Fixed Income Fund....................    $53,968,778    $62,122,812
SA U.S. Market Fund.....................             --     65,331,990
SA U.S. HBtM Fund.......................             --     39,761,425
SA U.S. Small Company Fund..............             --     29,512,066
SA International HBtM Fund..............             --     68,077,610
SA International Small Company Fund.....            N/A            N/A

                                                      SALES
                                          -----------------------------
                                          U.S. GOVERNMENT     OTHER
                                          ---------------  ------------
SA Fixed Income Fund....................    $10,705,348    $38,807,127
SA U.S. Market Fund.....................             --        654,374
SA U.S. HBtM Fund.......................             --      1,422,189
SA U.S. Small Company Fund..............             --      1,785,744
SA International HBtM Fund..............             --      2,614,856
SA International Small Company Fund.....            N/A            N/A

               N/A -- Refer to the Master Fund's financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of SA Funds -- Investment Trust

    In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SA Fixed Income Fund, SA International HBtM Fund, SA International Small Company Fund, SA U.S. HBtM Fund, SA U.S. Market Fund and SA U.S. Small Company Fund (constituting SA Funds -- Investment Trust, hereafter referred to as the "Trust") at June 30, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
August 14, 2002

--------------------------------------------------------------------------------
SA Funds
TRUSTEES AND OFFICERS' INFORMATION (UNAUDITED) -- JUNE 30, 2002

--------------------------------------------------------------------------------

    The Trustees and executive officers of the Trust, their respective dates of birth and their principal occupations during the past five years are listed below. The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund's activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance. Three of the four Trustees are independent of the Trust's Manager, Sub-Adviser and Distributor; that is, they have no financial interest in the Manager, Sub-Adviser or Distributor.

    Those individuals listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Trust, the Manager, DFA, the Distributor or any entity directly or indirectly controlling, controlled by or under common control with any of those companies. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

NAME, ADDRESS
AND DATE OF BIRTH                        POSITION(S) HELD WITH FUND       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------                    -----------------------------------  --------------------------------------------
Patrick Keating*                     Chairman of the Board (since         Director, President and Chief Executive
Commodity Exchange Tower             February 2000), Trustee (since       Officer, Assante Asset Management Inc.
1500-360 Main Street                 April 1999)                          (since October 2000); Director, Assante
Winnipeg, Manitoba,                                                       Capital Management (since October 2000);
Canada, R3C3Z3                                                            President and Chief Executive Officer,
DOB: 12/21/54                                                             Assante Capital Management (October 2000 --
                                                                          April 2001); Executive Vice President,
                                                                          Assante Corporation (since May 2001);
                                                                          Director, Assante Corporation (since
                                                                          September 1998); President and Chief
                                                                          Executive Officer, Assante Asset Management
                                                                          Ltd. (September 1998 -- May 2001);
                                                                          Executive Vice President, Loring Ward
                                                                          (financial services company) (January 1996
                                                                          to September 1998); Manager, Client
                                                                          Services, Loring Ward (May 1995 to December
                                                                          1995).

Bryan W. Brown                       Trustee (since April 1999)           Self-Employed Management Consultant (since
c/o Assante Asset Management Inc.                                         1992).
1190 Saratoga Avenue Suite 200
San Jose, CA 95129
DOB: 02/09/45

NAME, ADDRESS                                OTHER TRUSTEESHIPS
AND DATE OF BIRTH                              HELD BY TRUSTEE
-----------------                    -----------------------------------
Patrick Keating*                     Assante Asset Management Inc.;
Commodity Exchange Tower             Assante Capital Management Inc.;
1500-360 Main Street                 Assante Corporation.
Winnipeg, Manitoba,
Canada, R3C3Z3
DOB: 12/21/54
Bryan W. Brown                       None
c/o Assante Asset Management Inc.
1190 Saratoga Avenue Suite 200
San Jose, CA 95129
DOB: 02/09/45

--------------------------------------------------------------------------------
SA Funds
TRUSTEES AND OFFICERS' INFORMATION (UNAUDITED) -- JUNE 30, 2002 (Continued)

--------------------------------------------------------------------------------

NAME, ADDRESS                                OTHER TRUSTEESHIPS
AND DATE OF BIRTH                        POSITIHELD)BYETRUSTEE FUND       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------                    -----------------------------------  --------------------------------------------
Harold M. Shefrin                    Trustee (since April 1999)           Professor of Finance, Santa Clara University
Department of Finance                                                     (since 1978).
Leavey School of Business
Santa Clara University
Santa Clara, CA 95053
DOB: 07/27/48

Mark A. Schimbor                     Trustee (since July 2000)            Senior Vice President, Lee Hecht Harrison
c/o Assante Asset Management Inc.                                         (career consulting company) (since 2002);
1190 Saratoga Avenue Suite 200                                            Senior Management Consultant, Lee Hecht
San Jose, CA 95129                                                        Harrison (1999-2002); Instructor, Finance
DOB: 11/07/45                                                             Department for U. C. Berkeley Extension
                                                                          (since 1998); President, U.S. Finance, Avco
                                                                          Financial Services, Inc. (1995-1998).

Alexander B. Potts*                  President and Chief Executive        Executive Vice President and General
1190 Saratoga Avenue Suite 200       Officer (since August 2000)          Manager, Assante Asset Management Inc.
San Jose, CA 95129                                                        (since August 2000); President and Chief
DOB: 06/14/67                                                             Executive Officer, Assante Capital
                                                                          Management Inc. (since April 2001); Chief
                                                                          Compliance Officer, Assante Capital
                                                                          Management Inc. (October 2000 -- May 2001);
                                                                          Vice President of Advisor Services and
                                                                          Investment Operations, RWB Advisory Services
                                                                          Inc. (October 1998 -- September 2000); Vice
                                                                          President of Advisor Services and Investment
                                                                          Operations, Reinhardt, Werba, Bowen Inc.
                                                                          (April 1990 -- October 1998).

Michael R. Clinton*                  Chief Financial and Accounting       Executive Vice President, Assante Asset
1190 Saratoga Avenue Suite 200       Officer and Treasurer (since April   Management Inc. (since March 2002);
San Jose, CA 95129                   1999)                                Treasurer and Chief Operations Officer,
DOB: 10/06/66                                                             Assante Asset Management Inc. (August
                                                                          2000 -- February 2002); Treasurer and Chief
                                                                          Financial Officer, RWB Advisory Services
                                                                          Inc. (October 1998 -- July 2000); Treasurer
                                                                          and Chief Financial Officer, Reinhardt,
                                                                          Werba, Bowen Inc. (June 1995 to October
                                                                          1998).

Harold M. Shefrin                    None
Department of Finance
Leavey School of Business
Santa Clara University
Santa Clara, CA 95053
DOB: 07/27/48
Mark A. Schimbor                     None
c/o Assante Asset Management Inc.
1190 Saratoga Avenue Suite 200
San Jose, CA 95129
DOB: 11/07/45
Alexander B. Potts*                  N/A
1190 Saratoga Avenue Suite 200
San Jose, CA 95129
DOB: 06/14/67
Michael R. Clinton*                  N/A
1190 Saratoga Avenue Suite 200
San Jose, CA 95129
DOB: 10/06/66

--------------------------------------------------------------------------------
SA Funds
TRUSTEES AND OFFICERS' INFORMATION (UNAUDITED) -- JUNE 30, 2002 (Continued)

--------------------------------------------------------------------------------

NAME, ADDRESS                                OTHER TRUSTEESHIPS
AND DATE OF BIRTH                        POSITIHELD)BYETRUSTEE FUND       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------                    -----------------------------------  --------------------------------------------
Jennifer S. Fromm*                   Vice President, Secretary and        Senior Legal Counsel and Secretary, Assante
1190 Saratoga Avenue Suite 200       Compliance Officer (since September  Global Advisors Inc. (since June 2002);
San Jose, CA 95129                   2000)                                Secretary, Assante Asset Management Inc. and
DOB: 08/24/73                                                             Assante Capital Management Inc. (since
                                                                          January 2002); Vice President and Senior
                                                                          Mutual Fund Counsel, Assante Asset
                                                                          Management Inc. (since September 2000);
                                                                          Associate Counsel, State Street Corporation
                                                                          (financial services company) (August
                                                                          1999 -- September 2000).

Jennifer S. Fromm*                   N/A
1190 Saratoga Avenue Suite 200
San Jose, CA 95129
DOB: 08/24/73

    The Trust's Board of Trustees has appointed a standing Audit Committee consisting of those Trustees who are not "interested persons" (as defined in the 1940 Act). The Audit Committee oversees the audit process and provides assistance to the Trustees in fulfilling their responsibilities to the shareholders, potential shareholders and investment community relating to fund accounting, the reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Trust's Audit Committee met twice during the fiscal year ended June 30, 2002.

--------------------------------------------------------------------------------
SA Funds
TAX INFORMATION NOTICE (UNAUDITED)

--------------------------------------------------------------------------------

    For Federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for its fiscal year ended June 30, 2002:

    FOREIGN TAX CREDITS -- The SA International HBtM Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended June 30, 2002, the total amount that will be passed through to shareholders and the foreign source income for information reporting purposes will be $218,038 (all of which represents taxes withheld) and $2,078,906, respectively.

    CAPITAL GAINS DISTRIBUTIONS -- On December 18, 2001 the following Funds declared long term capital gain distributions in the following amounts:

                                                         LONG TERM
                                                       CAPITAL GAIN
FUND                                                DISTRIBUTION AMOUNT
----                                                -------------------

SA Fixed Income Fund..............................       $    101
SA U.S. Small Company Fund........................          1,897
SA International HBtM Fund........................        289,251

    CORPORATE DIVIDENDS RECEIVED DEDUCTION -- The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. HBtM Fund.................................  100%
SA U.S. Market Fund...............................  100%

     SELECTED FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
Schedule of Investments -- June 30, 2002 (Unaudited)........     82

Schedule of Investments -- November 30, 2001................     83

Statement of Assets and Liabilities -- June 30, 2002
 (Unaudited)................................................     84

Statement of Assets and Liabilities -- November 30, 2001....     85

Statement of Operations.....................................     86

Statements of Changes in Net Assets.........................     87

Financial Highlights........................................     88

Notes to Financial Statements...............................     89

Report of Independent Certified Public Accountants..........     92

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2002
                                  (UNAUDITED)

                                                                                  VALUE
                                                                                  -----
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (32.6%)
  (Cost $206,959,323).......................................                   $155,378,892
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (13.6%)
  (Cost $80,946,567)........................................                     64,925,564
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (13.8%)
  (Cost $58,717,320)........................................                     65,500,714
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (39.6%)
  (Cost $169,225,731).......................................                    188,830,844
Temporary Cash Investments (0.4%)
  Repurchase Agreement, PNC Capital Markets Inc. 1.82%,
  07/01/02 (Collateralized by U.S. Treasury Note 3.00%,
  11/30/03, valued at $2,110,900) to be repurchased at
  $2,079,315.
  (Cost $2,079,000).........................................                      2,079,000
                                                                               ------------
    Total Investments (100%) (Cost $517,927,941)+...........                   $476,715,014
                                                                               ============

--------------
+The cost for federal income tax purposes is $518,035,273.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2001

                                                                                  VALUE+
                                                                                  ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (33.2%)
  (Cost $179,647,055).......................................                   $118,174,113
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (15.6%)
  (Cost $78,490,434)........................................                     55,733,283
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (15.4%)
  (Cost $52,029,135)........................................                     54,975,951
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (35.4%)
  (Cost $125,868,415).......................................                    125,987,602
Temporary Cash Investments (0.4%)
  Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
  12/03/01 (Collateralized by U.S. Treasury Notes 6.125%,
  12/31/01, valued at $1,416,589) to be repurchased at
  $1,394,232
  (Cost $1,394,000).........................................                      1,394,000
                                                                               ------------
    Total Investments (100%) (Cost $437,429,039)++..........                   $356,264,949
                                                                               ============

--------------
 +See Note B to Financial Statements.
++The cost for federal income tax purposes is $437,658,941.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 2002
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (Cost $517,928)........................     $   476,715
Cash........................................................              15
Prepaid Expenses and Other Assets...........................              10
                                                                 -----------
    Total Assets............................................         476,740
                                                                 -----------

LIABILITIES:
Accrued Expenses and Other Liabilities......................             173
                                                                 -----------
    Total Liabilities.......................................             173
                                                                 -----------

NET ASSETS..................................................     $   476,567
                                                                 ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..................................      56,861,927
                                                                 ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....     $      8.38
                                                                 ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................     $   523,809
Accumulated Net Investment Income (Loss)....................           4,441
Accumulated Net Realized Gain (Loss)........................         (10,654)
Accumulated Net Realized Foreign Exchange Gain (Loss).......              49
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................             135
Unrealized Net Foreign Exchange Gain (Loss).................         (41,213)
                                                                 -----------
    Total Net Assets........................................     $   476,567
                                                                 ===========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $437,429)........................     $   356,265
Cash........................................................              16
Receivable for Fund Shares Sold.............................             861
Prepaid Expenses and Other Assets...........................               2
                                                                 -----------
    Total Assets............................................         357,144
                                                                 -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................             802
Accrued Expenses and Other Liabilities......................             142
                                                                 -----------
    Total Liabilities.......................................             944
                                                                 -----------

NET ASSETS..................................................     $   356,200
                                                                 ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..................................      46,429,156
                                                                 ===========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............     $      7.67
                                                                 ===========

PUBLIC OFFERING PRICE PER SHARE.............................     $      7.72
                                                                 ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................     $   442,948
Accumulated Net Investment Income (Loss)....................           5,763
Accumulated Net Realized Gain (Loss)........................         (11,188)
Accumulated Net Realized Foreign Exchange Gain (Loss).......            (123)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................         (81,164)
Unrealized Net Foreign Exchange Gain (Loss).................             (36)
                                                                 -----------
    Total Net Assets........................................     $   356,200
                                                                 ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $960).........       $  8,371
  Interest..................................................            357
  Income from Securities Lending............................            551
                                                                   --------
        Total Investment Income.............................          9,279
                                                                   --------
EXPENSES
  Investment Advisory Services..............................            339
  Administrative Services...................................          1,357
  Accounting & Transfer Agent Fees..........................            448
  Custodian Fees............................................            160
  Legal Fees................................................             11
  Audit Fees................................................              6
  Filing Fees...............................................             38
  Shareholders' Reports.....................................             21
  Directors' Fees and Expenses..............................              7
  Other.....................................................             43
                                                                   --------
        Total Expenses......................................          2,430
                                                                   --------
    NET INVESTMENT INCOME...................................          6,849
                                                                   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold....        (11,848)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................           (123)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............        (18,843)
    Translation of Foreign Currency Denominated Amounts.....             33
                                                                   --------

    NET LOSS ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY...............................................        (30,781)
                                                                   --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........       $(23,932)
                                                                   ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                                YEAR        YEAR
                                                                ENDED       ENDED
                                                              NOV. 30,    NOV. 30,
                                                                2001        2000
                                                              ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................  $  6,849    $  6,063
  Net Realized Gain (Loss) on Investment Securities Sold....   (11,848)      4,738
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................      (123)        (51)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency..............   (18,843)    (28,028)
  Translation of Foreign Currency Denominated Amounts.......        33         (56)
                                                              --------    --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................   (23,932)    (17,334)
                                                              --------    --------

Distributions From:
  Net Investment Income.....................................    (6,184)     (5,230)
  Net Realized Gains........................................    (4,666)         --
                                                              --------    --------
        Total Distributions.................................   (10,850)     (5,230)
                                                              --------    --------
Capital Share Transactions (1):
  Shares Issued.............................................   146,134     134,645
  Shares Issued in Lieu of Cash Distributions...............    10,850       5,230
  Shares Redeemed...........................................   (75,062)    (58,693)
                                                              --------    --------
        Net Increase (Decrease) From Capital Shares
          Transactions......................................    81,922      81,182
                                                              --------    --------
        Total Increase (Decrease)...........................    47,140      58,618
NET ASSETS
    Beginning of Period.....................................   309,060     250,442
                                                              --------    --------
    End of Period...........................................  $356,200    $309,060
                                                              ========    ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................    17,933      14,827
    Shares Issued in Lieu of Cash Distributions.............     1,306         588
    Shares Redeemed.........................................    (9,217)     (6,433)
                                                              --------    --------
                                                                10,022       8,982
                                                              ========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                YEAR           YEAR           YEAR           YEAR           YEAR
                                                ENDED          ENDED          ENDED          ENDED          ENDED
                                              NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                2001           2000           1999           1998           1997
                                              ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period........  $   8.49       $   9.13       $   7.82       $   7.82       $   9.96
                                              --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..............      0.15           0.17           0.15           0.15           0.10
  Net Gains (Losses) on Securities (Realized
    and Unreal-
    ized)...................................     (0.67)         (0.62)          1.31          (0.04)         (2.22)
                                              --------       --------       --------       --------       --------
  Total From Investment Operations..........     (0.52)         (0.45)          1.46           0.11          (2.12)
                                              --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
  Net Investment Income.....................     (0.17)         (0.19)         (0.15)         (0.11)         (0.02)
  Net Realized Gains........................     (0.13)            --             --             --             --
                                              --------       --------       --------       --------       --------
  Total Distributions.......................     (0.30)         (0.19)         (0.15)         (0.11)         (0.02)
                                              --------       --------       --------       --------       --------
Net Asset Value, End of Period..............  $   7.67       $   8.49       $   9.13       $   7.82       $   7.82
                                              ========       ========       ========       ========       ========
Total Return................................     (6.36)%        (5.01)%        19.07%          1.49%        (21.35)%

Net Assets, End of Period (thou-
  sands)....................................  $356,200       $309,060       $250,442       $273,992       $230,469
Ratio of Expenses to Average Net
  Assets(1).................................      0.72%          0.71%          0.75%          0.73%          0.75%
Ratio of Net Investment Income to Average
  Net Assets................................      2.02%          2.10%          1.76%          1.62%          1.46%
Portfolio Turnover Rate.....................       N/A            N/A            N/A            N/A            N/A

--------------

(1) Represents the combined ratios for the portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 2001

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. One of the Fund's thirty-nine portfolios (the "Portfolio") is included in this report. Of the remaining thirty-eight portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, twenty-eight are presented in separate reports, and four have not commenced operations.

    The Portfolio (the "Feeder Fund") invests in four series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                PERCENTAGE
                                                                                                 OWNERSHIP
PORTFOLIO (FEEDER FUND)                         SERIES (MASTER FUNDS)                           AT 11/30/01
----------------------------------------------  ----------------------------------------------  -----------
International Small Company Portfolio           The Japanese Small Company Series                    60%
                                                The Pacific Rim Small Company Series                 43%
                                                The United Kingdom Small Company Series              57%
                                                The Continental Small Company Series                 60%

    The Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Master Fund shares held by the Feeder Fund reflect its proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Portfolio accrues its respective share of income and expenses daily on its investment in its corresponding Master Funds, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

    The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

    Gross Unrealized Appreciation...........................  $    533
    Gross Unrealized Depreciation...........................   (81,927)
                                                              --------
      Net...................................................  $(81,394)
                                                              ========

    At November 30, 2001, the Portfolio had a capital loss carryforward in the amount of $11,868,000 which expires November 30, 2009.

E. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolio's Investment Objectives and Policies, the Portfolio may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    All open repurchase agreements were entered into on November 30, 2001.

    2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

F. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the year ended November 30, 2001.

G. REIMBURSEMENT FEES:

    Shares of the Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital. The reimbursement fees for the Portfolio are 0.675% of the net asset value of its shares.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International Small Company Portfolio, (constituting a portfolio within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

       SELECTED FINANCIAL STATEMENTS OF THE DFA INVESTMENT TRUST COMPANY

                       THE JAPANESE SMALL COMPANY SERIES

                      THE PACIFIC RIM SMALL COMPANY SERIES

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                      THE CONTINENTAL SMALL COMPANY SERIES

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
Schedules of Investments -- June 30, 2002 (Unaudited)
  The Japanese Small Company Series.........................     94
  The Pacific Rim Small Company Series......................    103
  The United Kingdom Small Company Series...................    113
  The Continental Small Company Series......................    119

Schedules of Investments -- November 30, 2001
  The Japanese Small Company Series.........................    132
  The Pacific Rim Small Company Series......................    141
  The United Kingdom Small Company Series...................    151
  The Continental Small Company Series......................    157

Statements of Assets and Liabilities -- June 30, 2002
 (Unaudited)................................................    169

Statements of Assets and Liabilities -- November 30, 2001...    170

Statements of Operations....................................    171

Statements of Changes in Net Assets.........................    172

Financial Highlights........................................    173

Notes to Financial Statements...............................    175

Report of Independent Certified Public Accountants..........    179

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2002
                                  (UNAUDITED)

                                                            SHARES            VALUE
                                                            ------            -----
JAPAN -- (98.4%)
COMMON STOCKS -- (98.2%)
 *ASK Corp., Yokohama..................................      64,000    $     30,971
 Achilles Corp.........................................     549,000         673,333
 Advan Co., Ltd........................................      36,000         362,235
 Aica Kogyo Co., Ltd...................................     164,000       1,027,599
 *Aichi Corp...........................................      57,000          95,590
 #Aichi Machine Industry Co., Ltd......................     157,000         326,166
 Aichi Tokei Denki Co., Ltd............................      67,000         131,925
 Aida Engineering, Ltd.................................     160,000         453,878
 Aigan Co., Ltd........................................      15,000          84,852
 Aim Services Co., Ltd.................................       2,000          20,541
 Aiphone Co., Ltd......................................      27,400         276,615
 Airport Facilities Co., Ltd...........................      79,970         274,893
 Aisan Industry Co., Ltd...............................      42,000         285,242
 *Aiwa Co., Ltd........................................     122,300         307,138
 *Akai Electric Co., Ltd...............................     363,000           3,029
 Akebono Brake Industry Co., Ltd.......................     141,000         222,342
 *Allied Telesis KK....................................       8,000         326,392
 Aloka Co., Ltd........................................      43,000         299,568
 *Alpha Systems Inc....................................       8,000         152,516
 Alps Logistics Co., Ltd...............................      13,000          52,388
 Altech Co., Ltd.......................................      14,000          66,580
 Amada Sonoike Co., Ltd................................     191,414         325,795
 Amatsuji Steel Ball Manufacturing Co., Ltd............      12,000          83,600
 Ando Corp.............................................     120,000         126,151
 *#Ando Electronic Co., Ltd............................      34,000         136,163
 Anest Iwata Corp......................................      74,000          95,698
 Anrakutei Co., Ltd....................................      13,000          66,705
 Aoi Advertising Promotion, Inc........................      14,000          78,261
 Aoki International Co., Ltd...........................      74,200         284,775
 *Apic Yamada Corp.....................................       7,000          16,762
 *Arabian Oil Co., Ltd.................................      66,300         315,856
 *#Arai-Gumi, Ltd......................................      68,900          37,941
 Araya Industrial Co., Ltd.............................      84,000          66,580
 Argo 21 Corp..........................................      13,200         162,445
 Arisawa Manufacturing Co., Ltd........................      23,100         479,901
 Aronkasei Co., Ltd....................................      53,000         153,000
 #Asahi Denka Kogyo KK.................................     169,000       1,071,619
 Asahi Diamond Industrial Co., Ltd.....................      99,000         416,299
 Asahi Kogyosha Co., Ltd...............................      48,000         103,324
 *Asahi Optical Co., Ltd...............................     180,000         345,414
 Asahi Organic Chemicals Industry Co., Ltd.............     259,000         594,254
 Asahi Soft Drinks Co., Ltd............................      69,000         336,203
 *Asahi Tec Corp.......................................      86,000          84,668
 *Asahi Techno Glass Corp..............................      34,000          69,500
 *Asanuma Corp.........................................     145,000         137,915
 Ashimori Industry Co., Ltd............................      84,000         126,852
 Asia Securities Printing Co., Ltd.....................      16,000          87,438
 *Asics Corp...........................................     333,000         336,178
 Atom Corp.............................................       3,000          35,543
 Atsugi Nylon Industrial Co., Ltd......................     322,000         271,342
 Aucnet, Inc...........................................      15,000         153,810
 *Azel Corp., Tokyo....................................      89,000          43,068
 Azwell, Inc...........................................      93,400         315,604
 *BOC Japan, Ltd., Tokyo...............................          47         261,575
                                                            SHARES            VALUE
                                                            ------            -----
 Bando Chemical Industries, Ltd........................     213,000    $    394,523
 Bank of Okinawa, Ltd..................................      27,300         469,213
 #Bank of the Ryukyus, Ltd.............................      30,280         341,059
 #Best Denki Co., Ltd..................................     132,000         418,502
 *Bosch Automotive Systems Corp........................     386,000         322,053
 Bull Dog Sauce Co., Ltd...............................      15,000          78,970
 Bunka Shutter Co., Ltd................................     134,000         321,986
 C Two-Network Co., Ltd................................      10,000         315,378
 CAC Corp..............................................      11,000         135,738
 #CKD Corp.............................................     113,000         427,087
 #CMK Corp.............................................      62,000         551,945
 CTI Engineering Co., Ltd..............................      19,000          94,639
 *Cabin Co., Ltd.......................................      67,000          65,962
 Calpis Co., Ltd.......................................     115,000         526,757
 Calsonic Corp.........................................     261,000       1,101,872
 #Canon Aptex, Inc.....................................      34,000         195,167
 Canon Electronics, Inc................................      40,000         224,936
 *Carolina Co., Ltd....................................      40,000          24,696
 *Catena Corp..........................................      18,000          59,622
 Central Finance Co., Ltd..............................     180,000         563,176
 Central Security Patrols Co., Ltd.....................      12,000          65,078
 #Cesar Co.............................................      79,000          55,366
 *#Chiba Kogyo Bank, Ltd...............................      53,200         303,160
 Chino Corp............................................      70,000         148,345
 *Chisan Tokan Co., Ltd................................      64,000          30,971
 Chiyoda Co., Ltd......................................      58,000         582,632
 *#Chiyoda Corp........................................     342,500         580,092
 Chofu Seisakusho Co., Ltd.............................      25,000         344,789
 *Chori Co., Ltd.......................................     175,000          99,286
 Chuetsu Pulp and Paper Co., Ltd.......................     172,000         314,277
 *Chugai Ro Co., Ltd...................................     139,000         241,223
 Chugoku Marine Paints, Ltd............................     111,000         258,385
 Chugokukogyo Co., Ltd.................................      45,000          51,437
 *#Chukyo Sogo Bank, Ltd...............................     145,000         528,676
 Chuo Gyorui Co., Ltd..................................      35,000          57,819
 Chuo Spring Co., Ltd., Nagoya.........................      99,000         309,747
 *#Clarion Co., Ltd....................................     171,000         114,137
 Cleanup Corp..........................................      71,000         363,127
 *Co-Op Chemical Co., Ltd..............................      80,000          56,067
 Colowide Co., Ltd.....................................      14,000          96,015
 Computer Engineering & Consulting, Ltd................      25,000         294,311
 Copyer Co., Ltd.......................................      27,000          61,949
 Cosel Co., Ltd........................................      27,000         575,565
 *Cosmo Securities Co., Ltd............................     444,000         411,193
 Credia Co., Ltd.......................................      14,000         192,498
 *Cresco, Ltd..........................................       7,000          67,456
 #D'urban, Inc.........................................     114,000         101,772
 *Dai Nippon Construction..............................      82,000          53,364
 Dai Nippon Toryo, Ltd.................................     193,000         215,776
 Dai-Dan Co., Ltd......................................      80,000         300,360
 Daido Kogyo Co., Ltd..................................      60,000          84,101
 *Daido Steel Sheet Corp...............................      84,000          96,015
 Daidoh, Ltd...........................................      54,000         250,050
 Daihen Corp...........................................     205,000         234,323
 Daiho Corp............................................      96,000         108,931
 Daiichi Cement Co., Ltd...............................      33,000          52,863
 Dai-Ichi Jitsugyo Co., Ltd............................      80,000          98,785

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *Dai-Ichi Katei Denki Co., Ltd........................      91,000    $        759
 *Dai-Ichi Kogyo Seiyaku Co., Ltd......................      47,000          79,604
 Daiken Corp...........................................     195,000         484,832
 #Daiki Co., Ltd.......................................      31,000         301,320
 Daiko Shoken Business Co., Ltd........................       6,000          16,219
 *#Daikyo, Inc.........................................     444,000         314,878
 Daimei Telecom Engineering Corp.......................      66,000         210,903
 Dainichi Co., Ltd.....................................      15,200          56,434
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................     163,000         444,708
 Dainippon Shigyo Co., Ltd.............................      16,000          69,283
 #Daiseki Co., Ltd.....................................      24,000         388,466
 Daiso Co., Ltd........................................     112,000         189,694
 *#Daisue Construction Co., Ltd........................      92,500          23,153
 Daisyo Corp...........................................      24,000         211,053
 *Daito Woolen Spinning & Weaving Co., Ltd., Tokyo.....      42,000          19,273
 Daiwa Industries, Ltd.................................      76,000         218,762
 Daiwa Kosho Lease Co., Ltd............................     157,000         370,703
 *Daiwa Seiko, Inc.....................................     145,000         116,139
 *Daiwabo Co., Ltd.....................................     262,000         198,922
 Daiwabo Information System Co., Ltd...................      22,000         171,806
 *Dantani Corp.........................................      68,000             567
 Danto Corp............................................      42,000         145,424
 Data Communication System Co., Ltd....................       9,000         247,797
 Denki Kogyo Co., Ltd..................................      95,000         382,042
 Denyo Co., Ltd........................................      38,000         175,327
 *Descente, Ltd........................................     133,000         145,366
 *Dia Kensetsu Co., Ltd................................      31,000          51,729
 Diamond Computer Service Co., Ltd.....................      18,000         103,925
 *Dijet Industrial Co., Ltd............................      34,000          36,310
 Doshisha Co., Ltd.....................................      15,000         234,656
 *Dynic Corp...........................................      52,000          51,195
 Eagle Industry Co., Ltd...............................      78,000         253,154
 *Eco-Tech Construction Co., Ltd.......................      68,000          28,367
 #Edion Corp...........................................     112,316         438,558
 #Eiken Chemical Co., Ltd..............................      24,000         240,488
 *Elna Co., Ltd........................................      22,000          68,649
 Enplas Corp...........................................      18,000         537,645
 *Enshu, Ltd...........................................      69,000          66,780
 Ensuiko Sugar Refining Co., Ltd.......................      51,000         102,123
 Exedy Corp............................................      71,000         429,473
 *FDK Corp.............................................     105,000         245,294
 *First Baking Co., Ltd................................      67,000          78,261
 Fontaine Co., Ltd.....................................       5,000          57,194
 Foster Electric Co., Ltd..............................      32,000         127,620
 France Bed Co., Ltd...................................     193,000         447,654
 *Fudo Construction Co., Ltd...........................     201,000         103,975
 Fuji Denki Reiki Co., Ltd.............................      81,800         244,330
 Fuji Kiko Co., Ltd....................................      51,000          88,081
 *Fuji Kisen Kaisha, Ltd...............................       8,000          11,280
 *#Fuji Kosan Co., Ltd.................................     130,000          95,448
 #Fuji Kyuko Co., Ltd..................................     107,000         349,953
 *Fuji Spinning Co., Ltd., Tokyo.......................     163,000          97,917
 Fujicco Co., Ltd......................................      42,000         405,787
 *Fujii & Co., Ltd.....................................      44,000             367
 *Fujiko Co., Ltd......................................      55,000             918
 Fujikura Kasei Co., Ltd...............................      15,000          55,942
 #Fujirebio, Inc.......................................      75,000         720,865
 Fujita Kanko, Inc.....................................     132,000         447,136
 Fujitec Co., Ltd......................................     126,000         620,244
 Fujitsu Business Systems, Ltd.........................      32,500         416,500
                                                            SHARES            VALUE
                                                            ------            -----

 Fujitsu Denso, Ltd....................................      36,000    $    199,740
 Fujitsu Devices, Inc..................................      32,000         252,303
 *Fujitsu General, Ltd.................................     111,000         311,173
 Fujitsu Kiden, Ltd....................................      16,000          60,072
 *Fujiya Co., Ltd......................................     190,000         266,319
 Fukuda Corp...........................................      65,000         163,780
 *Fukushima Bank, Ltd..................................     117,000         107,379
 *Fukusuke Corp........................................      95,000          50,728
 *Furukawa Battery Co., Ltd............................      45,000          76,216
 *Furukawa Co., Ltd....................................     208,000         175,277
 Fuso Lexel Inc........................................       8,000          39,381
 Fuso Pharmaceutical Industries, Ltd...................      99,000         363,436
 *Ga-jo-en Kanko KK....................................      37,000               0
 *Gakken Co., Ltd......................................     158,000         171,372
 Genki Sushi Co., Ltd..................................       3,000          32,539
 Geostar Corp..........................................      10,000          33,373
 Godo Shusei Co., Ltd..................................      74,000         142,004
 *Godo Steel, Ltd......................................     245,000         181,927
 *Goldwin, Inc.........................................      47,000          47,449
 Gourmet Kineya Co., Ltd...............................      31,000         231,227
 *Graphtec Corp........................................      39,000          32,539
 Gun-Ei Chemical Industry Co., Ltd.....................     164,000         281,871
 *#Gunze Sangyo, Inc., Tokyo...........................      90,000         162,945
 Hac Kimisawa Co., Ltd.................................      41,000         272,635
 Hagoromo Foods Corp...................................      14,000         116,807
 *Hakone Tozan Railway Co., Ltd........................      52,000         122,347
 Hakuto Co., Ltd.......................................      25,000         325,390
 Hakuyosha Co., Ltd....................................      57,000         129,831
 Hanwa Co., Ltd........................................     405,000         523,753
 Happinet Corp.........................................      15,000         145,675
 Harashin Co., Ltd.....................................       8,000          58,070
 Harima Chemicals, Inc.................................      37,000         102,181
 Harumoto Corp.........................................      32,000          55,266
 *Hayashikane Sangyo Co., Ltd..........................     128,000          84,368
 Heiwado Co., Ltd......................................      49,000         404,735
 #Hibiya Engineering, Ltd..............................      60,000         331,898
 Higashi-Nippon Bank, Ltd..............................      60,000         158,690
 *#Hikari Tsushin, Inc.................................      50,000         417,167
 *Hirabo Corp..........................................      79,000          32,297
 Hisaka Works, Ltd.....................................      48,000         191,830
 Hitachi Business Solution Co., Ltd....................      10,000          91,193
 *Hitachi Construction Machinery Co., Ltd..............     150,000         406,738
 *Hitachi Electronics Engineering Co., Ltd.............      13,000          41,216
 Hitachi Kiden Kogyo, Ltd..............................      20,000          62,909
 Hitachi Koki Co., Ltd.................................     177,000         578,894
 Hitachi Kokusai Electric, Inc.........................      76,000         344,947
 Hitachi Medical Corp..................................      53,000         694,249
 Hitachi Metals Techno, Ltd............................      12,000          34,441
 Hitachi Plant Engineering & Construction Co., Ltd.....     204,000         544,653
 Hitachi Powdered Metal Co., Ltd.......................      46,000         214,541
 *Hitachi Seiki Co., Ltd...............................     141,000          97,642
 Hitachi Tool Engineering, Ltd.........................      30,000         103,875
 Hochiki Corp..........................................      42,000         112,485
 *Hodogaya Chemical Co., Ltd...........................     100,000         135,162
 *Hohsui Corp..........................................      56,000          37,378
 Hokkai Can Co., Ltd., Tokyo...........................     116,000         239,053
 Hokkaido Bank, Ltd....................................     505,000         450,832
 Hokkaido Coca Cola Bottling Co., Ltd..................      26,000         146,426
 Hokkaido Gas Co., Ltd.................................      87,000         179,290
 Hokko Chemical Industry Co., Ltd......................      41,000         159,066

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
                                                            SHARES            VALUE
                                                            ------            -----
 *Hoko Fishing Co., Ltd................................      79,000    $        659
 *Hokuriku Electric Industry Co., Ltd..................     112,000          89,708
 Hokuriku Electrical Construction Co., Ltd.............      36,000          97,317
 Hokuriku Gas Co., Ltd.................................      64,000         186,891
 *Hokushin Co., Ltd....................................      39,900          29,295
 Homac Corp............................................      60,000         497,597
 Honen Ajinomoto Oil Mills, Inc........................     128,000         195,434
 Honshu Chemical Industry Co., Ltd.....................       3,000          14,142
 #Horiba, Ltd..........................................      54,000         468,562
 Horipro, Inc..........................................      16,000          86,237
 #Hosokawa Micron Corp.................................      40,000         184,888
 *Howa Machinery, Ltd..................................     181,000         108,730
 #I-Net Corp...........................................      12,000          53,664
 ISE Chemicals Corp....................................      17,000          49,217
 *Ichida and Co., Ltd..................................      23,400          16,985
 Ichikawa Co., Ltd.....................................      49,000         120,603
 *Ichiken Co., Ltd.....................................      48,000          31,237
 Ichikoh Industries, Ltd...............................     141,000         232,929
 Ichiyoshi Securities Co., Ltd.........................      54,000         204,095
 Idec Izumi Corp.......................................      60,000         278,834
 Ihara Chemical Industry Co., Ltd......................      80,000         139,501
 Iino Kaiun Kaisha, Ltd................................     161,000         244,477
 *#Ikegami Tsushinki Co., Ltd..........................     102,000          88,506
 Impact 21 Co., Ltd....................................      19,000         208,934
 Inaba Denki Sangyo Co., Ltd...........................      38,000         459,718
 Inaba Seisa Kusho Co., Ltd............................      18,700         288,326
 Inabata and Co., Ltd., Osaka..........................      85,000         393,597
 Inageya Co., Ltd......................................      77,000         481,828
 *#Intec, Inc..........................................      35,000         270,408
 *Inui Steamship Co., Ltd..............................      31,000          15,001
 *Iseki & Co., Ltd.....................................     322,000         231,044
 Ishii Hyoki Co., Ltd..................................       3,600          66,079
 Ishii Iron Works Co., Ltd.............................      52,000          78,961
 *Ishikawa Seisakusho, Ltd.............................      75,000          45,680
 *Ishikawajima Transport Machinery Co., Ltd............      16,000          30,570
 *Ishizuka Glass Co., Ltd..............................      49,000          69,909
 Itochu Fuel Corp......................................     192,000         938,726
 Itochu Warehouse Co., Ltd.............................      15,000          21,651
 Itoki Crebio Corp.....................................      56,000         111,667
 Iuchi Seieido Co., Ltd................................      17,000         198,855
 *Iwasaki Electric Co., Ltd............................     110,000         284,508
 Iwatsu Electric Co., Ltd..............................     145,000         257,684
 *Izukyu Corp..........................................       5,000         100,120
 *#Izumiya Co., Ltd....................................     128,000         655,720
 *#Izutsuya Co., Ltd...................................     123,000         208,325
 JMS Co., Ltd..........................................      59,000         168,844
 *Jac Holdings Co., Ltd................................      11,000          88,106
 Jaccs Co., Ltd........................................      84,000         263,516
 Jamco Corp............................................      18,000          64,577
 *Janome Sewing Machine Co., Ltd.......................     224,000         198,104
 Japan Aircraft Manufacturing Co., Ltd.................      70,000         120,895
 Japan Aviation Electronics Industry, Ltd..............     130,000         754,906
 Japan Business Computer Co., Ltd......................      34,000         378,704
 #Japan Carlit Co., Ltd................................      28,000         171,239
 *Japan Coated Paper Manufacturing Co., Ltd............     132,000           1,101
 Japan Digital Laboratory Co., Ltd.....................      35,600         294,647
 Japan Foundation Engineering Co., Ltd.................      49,200         140,799
                                                            SHARES            VALUE
                                                            ------            -----

 Japan Information Processing Service Co., Ltd.........      26,000    $    245,561
 Japan Kenzai Co., Ltd.................................       4,400          17,988
 Japan Maintenance Co., Ltd............................      27,000          90,333
 Japan Medical Dynamic Marketing Inc...................      18,700         469,622
 *Japan Metals & Chemicals Co., Ltd....................     190,000           1,585
 Japan Oil Transportation Co., Ltd.....................      45,000          76,592
 *Japan Paperboard Industries Co., Ltd., Tokyo.........     162,000         266,269
 Japan Pulp and Paper Co., Ltd.........................      99,000         282,489
 *#Japan Steel Works, Ltd..............................     546,000         487,435
 *#Japan Storage Battery Co., Ltd......................     187,000         349,486
 Japan Transcity Corp..................................      90,000         170,454
 Japan Vilene Co., Ltd.................................     101,000         182,018
 Japan Wool Textile Co., Ltd...........................     138,000         545,755
 Jastec Co., Ltd.......................................       8,000         233,614
 #Jeans Mate Corp......................................       9,800          79,721
 #Jeol, Ltd............................................      97,000         598,885
 Jidosha Denki Kogyo Co., Ltd..........................      10,000          17,271
 *Joban Kosan Co., Ltd.................................     101,000         106,177
 #Joint Corp...........................................      15,500         173,809
 *#Joshin Denki Co., Ltd...............................      98,000         102,206
 Jsp Corp..............................................      16,000          80,096
 *#Jujiya Co., Ltd.....................................     161,000          56,418
 Juken Sangyo Co., Ltd.................................      86,000         667,300
 *#Juki Corp...........................................     153,000         365,088
 *Jyomo Co., Ltd.......................................      48,000          62,875
 K.R.S. Corp...........................................       8,000          66,747
 KTK Telecommunications Engineering Co., Ltd...........      45,202         194,602
 Kabuki-Za Co., Ltd....................................      15,000         513,115
 #Kadokawa Shoten Publishing Co., Ltd..................      27,000         497,847
 #Kaga Electronics Co., Ltd............................      33,000         572,687
 Kagawa Bank, Ltd......................................      83,350         419,337
 Kahma Co., Ltd........................................      46,000         226,055
 *Kakuei (L.) Corp.....................................     100,000             834
 *Kamagai Gumi Co., Ltd................................     439,000          91,568
 Kameda Seika Co., Ltd.................................      19,000          95,907
 Kamei Corp............................................      59,000         255,974
 Kanaden Corp..........................................      50,000         170,204
 Kanagawa Chuo Kotsu Co., Ltd..........................      90,000         443,031
 #Kanamoto Co., Ltd....................................      43,000         166,466
 *#Kanematsu Corp......................................     402,500         654,848
 Kanematsu Electronics, Ltd............................      38,000         291,366
 *Kanematsu-NNK Corp...................................      60,000          75,591
 Kanto Auto Works, Ltd., Yokosuka......................      78,000         403,484
 *Kanto Bank, Ltd......................................      19,100         170,672
 Kanto Denka Kogyo Co., Ltd............................      83,000         194,592
 Kanto Natural Gas Development Co., Ltd................     104,000         435,589
 *Kanto Special Steel Works, Ltd.......................      84,000          32,239
 Kasai Kogyo Co., Ltd..................................      28,000          41,583
 Kasei (C.I.) Co., Ltd.................................      46,000         137,398
 #Kasumi Co., Ltd......................................     132,000         427,313
 Katakura Chikkarin Co., Ltd...........................      17,000          39,998
 #Katakura Industries Co., Ltd.........................      49,000         314,794
 Kato Sangyo Co., Ltd..................................      51,000         242,541
 *Kato Spring Works Co., Ltd...........................      78,000         111,283
 Kato Works Co., Ltd...................................      82,000          96,466
 Katsumura Construction Co., Ltd.......................      48,600          38,116
 Kawada Industries, Inc................................      76,000         116,039

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
                                                            SHARES            VALUE
                                                            ------            -----
 Kawai Musical Instruments Manufacturing Co., Ltd......      99,000    $     82,599
 *Kawashima Textile Manufacturers, Ltd.................     126,000         115,639
 *Kawasho Corp.........................................     549,000         448,888
 Kawasho Gecoss Corp...................................      52,000         121,913
 Kawasumi Laboratories, Inc............................      26,000         241,873
 *Kayaba Industry Co., Ltd.............................     321,000         476,722
 Keihin Co., Ltd.......................................     100,000         115,972
 Keiyo Co., Ltd........................................     139,900         922,114
 #Kentucky Fried Chicken Japan, Ltd....................      10,000         218,178
 *#Kenwood Corp........................................     201,000         199,564
 Key Coffee, Inc.......................................      33,000         414,923
 #Kibun Food Chemifa Co., Ltd..........................      35,000         144,548
 *Kimmon Manufacturing Co., Ltd........................      41,000          38,997
 *Kimura Chemical Plants Co., Ltd......................      27,000          31,538
 *Kinki Nippon Tourist Co., Ltd........................     133,000         291,842
 Kinki Sharyo Co., Ltd., Nagaokakyo....................     101,000         161,794
 Kinseki, Ltd..........................................      56,000         336,404
 *Kinsho-Mataichi Corp.................................      21,000          51,687
 *Kinugawa Rubber Industrial Co., Ltd..................      83,000          51,937
 Kioritz Corp..........................................      96,000         128,955
 Kishu Paper Co., Ltd..................................     125,000         146,008
 #Kisoji Co., Ltd......................................      22,000         256,608
 *Kitagawa Iron Works Co., Ltd.........................     124,000         103,457
 Kita-Nippon Bank, Ltd.................................       8,506         330,713
 Kitano Construction Corp..............................     116,000         152,917
 Kitz Corp.............................................     234,000         281,137
 Koa Corp..............................................      58,000         498,431
 Koatsu Gas Kogyo Co., Ltd.............................      78,000         205,647
 Kobayashi Yoko Co., Ltd...............................       8,000         130,290
 Koito Industries, Ltd.................................       8,000          18,889
 #Kojima Co., Ltd......................................      40,000         478,574
 *Kokune Corp..........................................      42,000          11,564
 Kokusai Kogyo Co., Ltd................................      60,000         215,258
 Komai Tekko, Inc......................................      53,000         102,590
 *Komatsu Construction Co., Ltd........................      29,000          26,131
 *Komatsu Electronics Metals Co., Ltd..................      25,000         147,886
 #Komatsu Forklift Co., Ltd............................     153,000         213,181
 Komatsu Seiren Co., Ltd...............................      75,000         162,069
 Komatsu Wall Industry Co., Ltd........................      14,000         136,430
 Komatsu Zenoah Co.....................................      73,000         169,929
 Konaka Co., Ltd.......................................      27,000         163,771
 Kondotec, Inc.........................................       1,500           6,620
 Konishi Co., Ltd......................................      28,000         241,790
 Kosaido Co., Ltd......................................      34,000         312,041
 *Kosei Securities Co., Ltd............................     137,000         140,594
 *Krosaki Corp.........................................      96,000          81,698
 Kumiai Chemical Industry Co., Ltd., Tokyo.............     153,000         220,840
 Kurabo Industries, Ltd................................     374,000         536,710
 Kurimoto, Ltd.........................................     204,000         369,343
 Kuroda Electric Co., Ltd..............................      18,000         403,234
 #Kyoden Co., Ltd......................................      68,000         214,457
 #Kyodo Printing Co., Ltd..............................     132,000         659,691
 Kyodo Shiryo Co., Ltd.................................     145,000         116,139
 Kyoei Sangyo Co., Ltd.................................      44,000         110,132
 Kyoei Tanker Co., Ltd.................................      53,000          46,873
 Kyokuto Boeki Kaisha, Ltd.............................      36,000          94,013
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................      38,300         226,880
 Kyokuyo Co., Ltd......................................     167,000         185,314
 #Kyoritsu Maintenance Co., Ltd........................       7,800         160,092
                                                            SHARES            VALUE
                                                            ------            -----

 Kyosan Electric Manufacturing Co., Ltd................      94,000    $    185,873
 Kyowa Electronic Instruments Co., Ltd.................      30,000          59,571
 Kyowa Leather Cloth Co., Ltd..........................      32,000         132,960
 #Kyudenko Corp........................................     122,000         462,121
 *#Kyushu-Shinwa Holdings, Inc.........................     144,000         359,231
 #Laox Co., Ltd........................................      21,000          46,956
 #Life Corp............................................      97,000         664,439
 *Lonseal Corp.........................................      18,000          10,513
 #MR Max Corp..........................................      56,300         139,510
 Maeda Road Construction Co., Ltd......................     105,000         381,082
 Maezawa Industries, Inc...............................      27,700         135,893
 Maezawa Kaisei Industries Co., Ltd....................      20,600         218,450
 Maezawa Kyuso Industries Co., Ltd.....................      10,000          58,570
 *Magara Construction Co., Ltd.........................      61,000          46,823
 *#Makino Milling Machine Co., Ltd.....................     125,000         470,356
 *Mamiya-Op Co., Ltd...................................      58,000         125,818
 Mars Engineering Corp.................................      13,000         401,315
 Marubun Corp..........................................      37,800         270,595
 *Marudai Food Co., Ltd................................     232,000         243,893
 *Maruei Department Store Co., Ltd.....................      72,000          92,511
 Maruetsu, Inc.........................................     189,000         741,139
 #Maruha Corp..........................................     434,000         449,005
 #Marusan Securities Co., Ltd..........................     117,000         333,850
 Maruwa Co., Ltd.......................................      13,000         190,353
 Maruwn Corp...........................................      44,000          71,586
 Maruya Co., Ltd.......................................      14,000         116,807
 Maruyama Manufacturing Co., Inc.......................      73,000          68,215
 *#Maruzen Co., Ltd....................................     179,000         321,093
 Maruzen Co., Ltd......................................       5,000          15,852
 Maruzen Showa Unyu Co., Ltd...........................     175,000         324,139
 Maspro Denkoh Corp....................................      27,000         286,994
 Matsuda Sangyo Co., Ltd...............................      27,000         239,012
 Matsui Construction Co., Ltd..........................      40,000          92,778
 Matsuo Bridge Co., Ltd................................      37,000          56,184
 Matsuya Co., Ltd......................................      74,000         250,667
 Matsuya Foods Co., Ltd................................      20,000         412,161
 Matsuzakaya Co., Ltd..................................     123,000         314,027
 Meiden Engineering Co., Ltd...........................      31,000         129,580
 *Meidensha Corp.......................................     296,000         469,230
 Meiji Shipping Co., Ltd...............................      47,000          58,821
 Meiko National Securities Co., Ltd....................      99,000         238,711
 Meisei Industrial Co., Ltd............................      29,000          58,554
 Meito Sangyo Co., Ltd.................................      38,000         499,349
 Meito Transportation Co., Ltd.........................       9,000          71,411
 Meiwa Estate Co., Ltd.................................      34,000         306,935
 *Meiwa Trading Co., Ltd...............................      55,000          84,435
 #Melco, Inc...........................................      28,000         458,350
 *#Mercian Corp........................................     212,000         332,532
 Milbon Co., Ltd.......................................      12,000         300,360
 #Mimasu Semiconductor Industry Co., Ltd...............      30,000         381,207
 *Minolta Co., Ltd.....................................     294,000         846,265
 Miroku Jyoho Service Co., Ltd.........................      12,000          50,060
 #Misawa Homes Co., Ltd................................     262,900         397,017
 *Misawa Resort Co., Ltd...............................      40,000          59,405
 Mito Securities Co., Ltd..............................      63,000         131,408
 Mitsuba Corp..........................................      67,000         263,291
 *Mitsubishi Cable Industries, Ltd.....................     270,000         274,830
 *Mitsubishi Kakoki Kaisha, Ltd........................     117,000         132,759
 Mitsubishi Pencil Co., Ltd............................      61,000         349,135
 Mitsubishi Plastics, Inc..............................     310,000         481,077

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
                                                            SHARES            VALUE
                                                            ------            -----
 *Mitsubishi Shindoh Co., Ltd..........................      82,000    $    125,200
 *Mitsubishi Steel Manufacturing Co., Ltd..............     253,000         170,980
 Mitsuboshi Belting, Ltd...............................     153,000         339,557
 *#Mitsui Construction Co., Ltd........................     157,000          51,086
 *Mitsui High-Tec, Inc.................................      58,000         500,367
 Mitsui Home Co., Ltd..................................      97,000         272,735
 *Mitsui Matsushima Co., Ltd...........................      90,000          79,595
 *Mitsui Mining Co., Ltd...............................     225,000         137,039
 Mitsui Sugar Co., Ltd.................................     116,000         186,791
 Mitsui-Soko Co., Ltd..................................     204,000         411,894
 Mitsumura Printing Co., Ltd...........................      49,000         139,000
 Mitsuuroko Co., Ltd...................................      76,000         394,406
 Miura Co., Ltd........................................      31,000         369,860
 Miura Printing Corp...................................      16,000          54,732
 Miyaji Iron Works Co., Ltd............................      90,000         124,650
 Miyoshi Oil & Fat Co., Ltd............................     120,000         204,245
 Miyuki Keori Co., Ltd.................................      50,000         141,837
 Mizuno Corp...........................................     179,000         474,920
 Mkc-Stat Corp.........................................      41,000         338,656
 #Morinaga & Co., Ltd..................................     220,000         354,258
 #Morishita Jinton Co., Ltd............................      19,800         148,678
 Morita Corp...........................................      72,000         219,263
 Moritex Corp..........................................      15,000         154,811
 Morozoff, Ltd., Osaka.................................      50,000          90,108
 Mory Industries, Inc..................................      66,000          86,454
 #Mos Food Services, Inc...............................      47,000         362,727
 *Mutoh Industries, Ltd................................      61,000         101,789
 Mutow Co., Ltd........................................      38,000         136,330
 Mycal Hokkaido Corp...................................      26,000         165,949
 Myojo Foods Co., Ltd..................................      25,000          46,931
 NAC Co., Ltd..........................................      13,000         107,596
 #NEC System Integration & Construction, Ltd...........      58,000         562,792
 NOF Corp..............................................      54,000         126,151
 *Nabco, Ltd...........................................     120,000         130,156
 Nachi-Fujikoshi Corp..................................     433,000         541,900
 Nagano Bank, Ltd......................................     122,000         374,583
 *Nagano Japan Radio Co., Ltd..........................       6,000          12,265
 Nagatanien Co., Ltd...................................      56,000         342,945
 Naigai Clothes Co., Ltd...............................      30,000          64,327
 *Naigai Co., Ltd......................................     109,000          72,754
 Nakabayashi Co., Ltd..................................      92,000         135,095
 Nakamuraya Co., Ltd...................................      85,000         173,750
 *#Nakano Corp.........................................      66,000          27,533
 *Nakayama Steel Works, Ltd............................     206,000         132,342
 Nemic-Lambda KK.......................................      26,484         258,529
 Neturen Co., Ltd., Tokyo..............................      67,000         174,968
 New Japan Radio Co., Ltd..............................      29,000         176,629
 Nichia Steel Works, Ltd...............................      64,900         141,869
 #Nichias Corp.........................................     237,000         525,981
 Nichiban Co., Ltd.....................................      58,000         143,722
 *Nichiboshin, Ltd.....................................       1,190             993
 Nichiha Corp..........................................      64,980         585,522
 *Nichimen Corp........................................     442,000         342,961
 Nichimo Co., Ltd......................................      54,000          64,427
 *Nichimo Corp.........................................      85,000          34,041
 Nichireki Co., Ltd....................................      44,000         133,994
 Nichiro Corp..........................................     289,000         347,216
 Nidec Tosok Corp......................................       3,000          16,995
 #Nihon Dempa Kogyo Co., Ltd...........................      28,000         457,883
 *Nihon Inter Electronics Corp.........................      11,000          24,321
 *Nihon Kentetsu Co., Ltd..............................      27,000          32,214
                                                            SHARES            VALUE
                                                            ------            -----

 Nihon Kohden Corp.....................................      85,000    $    378,704
 Nihon Matai Co., Ltd..................................      50,000          83,016
 Nihon Nohyaku Co., Ltd................................     103,000         132,342
 Nihon Nosan Kogyo KK..................................     201,000         283,415
 Nihon Parkerizing Co., Ltd............................      92,000         259,445
 Nihon Shokuh Kako Co., Ltd............................      26,000          50,978
 *Nihon Spindle Manufacturing Co., Ltd.................      56,000          74,756
 Nihon Tokushu Toryo Co., Ltd..........................      35,000          96,950
 *Niigata Engineering Co., Ltd.........................     142,000           1,185
 Nikken Chemicals Co., Ltd.............................     130,000         314,544
 #Nikkiso Co., Ltd.....................................     107,000         508,860
 Nikko Co., Ltd., Akashi...............................      65,000         157,272
 *Nippei Toyama Corp...................................      34,000          53,614
 Nippon Beet Sugar Manufacturing Co., Ltd..............     265,000         342,703
 *Nippon Carbide Industries Co., Inc., Tokyo...........     101,000          80,897
 *#Nippon Carbon Co., Ltd..............................     177,000         160,968
 #Nippon Ceramic Co., Ltd..............................      32,000         353,758
 #Nippon Chemical Industrial Co., Ltd..................     131,000         197,829
 Nippon Chemi-Con Corp.................................     113,000         485,541
 *Nippon Chemiphar Co., Ltd............................      49,000         250,609
 *Nippon Chutetsukan KK................................      44,000          46,623
 *#Nippon Columbia Co., Ltd............................     134,000         182,235
 Nippon Concrete Industries Co., Ltd...................      65,000          66,163
 Nippon Conlux Co., Ltd................................      63,000         251,251
 *Nippon Conveyor Co., Ltd.............................      43,000          21,526
 Nippon Denko Co., Ltd.................................     159,000         254,706
 Nippon Densetsu Kogyo Co., Ltd........................     118,000         462,722
 Nippon Denwa Shisetu Co., Ltd.........................      90,000         235,783
 Nippon Felt Co., Ltd..................................      28,000          85,035
 Nippon Fine Chemical Co., Ltd.........................      40,000         121,479
 Nippon Flour Mills Co., Ltd...........................     186,000         397,277
 Nippon Formula Feed Manufacturing Co., Ltd............     100,000         100,120
 Nippon Gas Co., Ltd...................................      62,000         404,001
 *Nippon Hume Pipe Co., Ltd............................      43,000          51,662
 *Nippon Kasei Chemical Co., Ltd.......................     154,000         174,743
 *Nippon Kinzoku Co., Ltd..............................      93,000          75,265
 Nippon Koei Co., Ltd., Tokyo..........................     146,000         265,552
 Nippon Kokan Koji Corp................................      32,000          91,577
 #Nippon Konpo Unyu Soko Co., Ltd......................      59,000         435,155
 *Nippon Koshuha Steel Co., Ltd........................     151,000          79,370
 *Nippon Lace Co., Ltd.................................      26,000           8,894
 Nippon Light Metal Co., Ltd...........................     570,000         489,838
 *#Nippon Metal Industry Co., Ltd......................     282,000         261,163
 Nippon Pillar Packing Co., Ltd........................      15,000          73,463
 Nippon Pipe Manufacturing Co., Ltd....................      35,000          77,969
 *Nippon Piston Ring Co., Ltd..........................     133,000         103,199
 Nippon Road Co., Ltd..................................     147,000         172,932
 Nippon Seiki Co., Ltd.................................      76,000         315,779
 *Nippon Seisen Co., Ltd...............................      39,000          55,967
 Nippon Sharyo, Ltd....................................     215,000         348,001
 Nippon Shinyaku Co., Ltd..............................      73,000         365,438
 Nippon Signal Co., Ltd................................     109,000         284,650
 *Nippon Soda Co., Ltd.................................     192,000         430,917
 *Nippon Steel Chemical Co., Ltd.......................     306,000         423,808
 Nippon Suisan Kaisha, Ltd.............................     246,000         377,653
 Nippon Synthetic Chemical Industry Co., Ltd...........     152,000         175,010
 Nippon Systemware Co., Ltd............................      20,000         265,652
 #Nippon Thompson Co., Ltd.............................      77,000         430,433
 Nippon Tungsten Co., Ltd..............................       3,000           4,555

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
                                                            SHARES            VALUE
                                                            ------            -----
 *Nippon Valqua Industries, Ltd........................     119,000    $    138,007
 *Nippon Yakin Kogyo Co., Ltd..........................     243,000          87,180
 Nippon Yusoki Co., Ltd................................      49,000          77,268
 #Nishimatsuya Chain Co., Ltd..........................      20,400         663,796
 *Nissan Construction Co., Ltd.........................      96,000             801
 *#Nissan Diesel Motor Co., Ltd........................     284,000         236,951
 Nissan Shatai Co., Ltd................................     251,000         577,993
 *Nisseki House Industry Co., Ltd......................     260,000          43,385
 Nissha Printing Co., Ltd..............................      81,000         487,259
 #Nisshin Fire & Marine Insurance Co., Ltd.............     201,000         355,526
 *Nisshin Fudosan Co., Ltd.............................       9,000          85,603
 #Nisshin Oil Mills, Ltd...............................     196,000         559,271
 Nissho Electronics Corp...............................      23,000         373,239
 Nissin Corp...........................................     150,000         231,528
 Nissin Electric Co., Ltd..............................     187,000         283,957
 Nissin Kogyo Co., Ltd.................................      22,500         509,674
 Nissin Sugar Manufacturing Co., Ltd...................      96,000         132,159
 Nissui Pharmaceutical Co., Ltd........................      13,000          58,570
 Nitsuko Corp..........................................      75,000         257,184
 Nitta Corp............................................      42,000         346,215
 Nittetsu Mining Co., Ltd..............................     147,000         253,880
 #Nitto Boseki Co., Ltd................................     364,000         406,955
 Nitto Construction Co., Ltd...........................      49,000         116,515
 Nitto Electric Works, Ltd.............................      67,000         531,054
 Nitto Flour Milling Co., Ltd..........................      54,000         102,723
 Nitto Kohki Co., Ltd..................................      25,000         407,572
 Nitto Seiko Co., Ltd..................................      56,000          72,887
 *Nitto Seimo Co., Ltd.................................      32,000          16,019
 Nittoc Construction Co., Ltd..........................      61,000         224,953
 Noda Corp.............................................       1,300           4,273
 Nohmi Bosai, Ltd......................................      59,000         226,931
 Nomura Co., Ltd.......................................       6,000          17,521
 O-M, Ltd..............................................      46,000          37,996
 *OKK Corp.............................................     101,000          69,100
 OSG Corp..............................................     133,000         500,459
 *Obayashi Road Corp...................................      65,000         100,329
 Odakyu Construction Co., Ltd..........................      29,000          51,779
 Odakyu Real Estate Co., Ltd...........................      58,000         127,753
 Ohki Corp.............................................      73,000         118,158
 *Ohtsu Tire & Rubber Co., Ltd.........................     126,000         218,662
 Oiles Corp............................................      30,000         425,510
 #Oji Paper Co., Ltd...................................      29,430         168,198
 #Okabe Co., Ltd.......................................      39,000         107,379
 Okamoto Industries, Inc...............................     212,000         408,590
 *Oki Electric Cable Co., Ltd..........................      56,000          85,035
 Okinawa Electric Power Co., Ltd.......................      20,000         433,854
 *Okuma and Howa Machinery, Ltd........................      69,000          54,691
 *Okuma Corp...........................................     163,000         280,153
 *Okura and Co., Ltd...................................     128,000               0
 Okura Industrial Co., Ltd.............................      96,000         275,531
 Olympic Corp..........................................      31,000         414,606
 *Ono Sokki Co., Ltd...................................      43,000          78,210
 *#Optec Dai-Ichi Denko Co., Ltd.......................     244,666         100,025
 Organo Corp...........................................     101,000         383,418
 *Orient Watch Co., Ltd................................      12,000          13,216
 Oriental Construction Co., Ltd........................      39,000         135,037
 Oriental Yeast Co., Ltd...............................      34,000         166,233
 Origin Electric Co., Ltd..............................      54,000         179,315
 Osaka Securities Finance Co., Ltd.....................      54,000          81,097
 Osaka Steel Co., Ltd..................................      62,000         272,610
 Osaki Electric Co., Ltd...............................      56,000         219,597
 Oyo Corp..............................................      47,000         415,665
                                                            SHARES            VALUE
                                                            ------            -----

 P.S.C. Corp...........................................      35,000    $    121,187
 PCA Corp..............................................       3,000          23,779
 Pacific Industrial Co., Ltd...........................      78,000         233,630
 *Pacific Metals Co., Ltd..............................     299,000         249,466
 #Parco Co., Ltd.......................................      82,000         407,756
 *Pasco Corp...........................................     111,500         293,039
 Penta-Ocean Construction Co., Ltd.....................     379,000         360,482
 Pigeon Corp...........................................      37,000         232,454
 *Pilot Group Holdings Corp............................          32         144,173
 Pocket Card Co., Ltd..................................      41,000         407,414
 *Pokka Corp...........................................      48,000         105,326
 Poplar Co., Ltd.......................................       6,600          77,092
 *Press Kogyo Co., Ltd.................................     143,000         106,186
 *Prima Meat Packers, Ltd..............................     230,000         111,300
 Pulstec Industrial Co., Ltd...........................      21,200         114,087
 Q'Sai Co., Ltd........................................      42,000         204,996
 Raito Kogyo Co., Ltd..................................      84,900         257,839
 Rasa Industries, Ltd..................................     119,000         194,600
 Renown Look, Inc......................................      50,000          81,765
 *#Renown, Inc.........................................     402,000         218,012
 Rheon Automatic Machinery Co., Ltd....................      40,000         116,807
 *Rhythm Watch Co., Ltd................................     344,000         309,972
 Ricoh Elemex Corp.....................................      11,000          44,053
 #Ricoh Leasing Co., Ltd...............................       4,000          61,073
 Right On Co., Ltd.....................................      14,000         116,223
 Riken Corp............................................     193,000         475,028
 Riken Keiki Co., Ltd..................................      33,000         120,319
 Riken Vinyl Industry Co., Ltd.........................     123,000         313,000
 Riken Vitamin Co., Ltd................................      24,000         280,336
 Ringer Hut Co., Ltd...................................      26,000         249,900
 Rock Field Co., Ltd...................................      14,000         228,357
 #Rohto Pharmaceutical Co., Ltd........................      56,000         436,857
 Roland Corp...........................................      26,400         263,216
 #Royal Co., Ltd.......................................      62,000         491,940
 *Ryobi, Ltd...........................................     238,000         325,657
 Ryoden Trading Co., Ltd...............................      80,000         206,915
 Ryoyo Electro Corp....................................      45,000         449,790
 S Foods, Inc..........................................      28,000         129,656
 S.T. Chemical Co., Ltd................................      48,000         250,701
 SMK Corp..............................................     127,000         364,504
 SPC Electronic Corp...................................      29,000         164,531
 SRL, Inc..............................................      42,000         418,752
 *SXL Corp.............................................     148,000         175,344
 Saeki Kensetsu Kogyo Co., Ltd.........................      71,000          62,792
 #Sagami Chain Co., Ltd................................      37,000         305,617
 Sagami Co., Ltd.......................................      60,000         165,198
 *Sailor Pen Co., Ltd..................................      44,000         111,968
 Sakai Chemical Industry Co., Ltd......................     141,000         476,447
 Sakai Heavy Industries, Ltd...........................      60,000          87,104
 *Sakai Ovex Co., Ltd..................................      85,000          46,097
 Sakata Inx Corp.......................................      92,000         255,607
 *Sakurada Co., Ltd....................................      38,000          23,779
 Sala Corp.............................................      41,000         235,349
 San-Ai Oil Co., Ltd...................................     118,000         289,447
 Sankei Building Co., Ltd..............................      97,000         287,303
 Sanki Engineering Co., Ltd............................     105,000         503,729
 Sanko Co., Ltd........................................       2,000           9,028
 *Sanko Metal Industrial Co., Ltd., Tokyo..............      54,000          38,746
 *Sankyo Aluminum Industry Co., Ltd....................     359,000         281,554
 *Sankyo Seiki Manufacturing Co., Ltd..................      76,000         196,569
 Sankyo Seiko Co., Ltd.................................      86,000         247,547
 *Sankyu, Inc., Tokyo..................................     415,000         398,186

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
                                                            SHARES            VALUE
                                                            ------            -----
 Sanoh Industrial Co., Ltd.............................      53,000    $    176,437
 Sanshin Electronics Co., Ltd..........................      51,000         212,755
 Sanwa Electric Co., Ltd...............................      17,000          23,687
 Sanyo Denki Co., Ltd..................................      65,000         163,780
 Sanyo Engineering & Construction, Inc.................       9,000          22,302
 Sanyo Industries, Ltd., Tokyo.........................      48,000         154,185
 Sanyo Special Steel Co., Ltd..........................     339,000         342,236
 Sasebo Heavy Industries Co., Ltd., Tokyo..............     257,000         214,424
 *Sata Construction Co., Ltd., Gumma...................      61,000          33,081
 Sato Shoji Corp.......................................      31,000          77,593
 Satori Electric Co., Ltd..............................      10,400          58,136
 *Sawafugji Electric Co., Ltd..........................      31,000          41,124
 Secom Techno Service Co., Ltd.........................       9,000         214,007
 *Seijo Corp...........................................       8,000          90,776
 Seika Corp............................................     145,000         170,580
 *Seikitokyu Kogyo Co., Ltd............................      86,000          51,662
 *Seiko Corp...........................................     102,407         237,528
 Seirei Industry Co., Ltd..............................      12,000          12,815
 Seiren Co., Ltd.......................................      81,000         252,077
 Sekisui Jushi Co., Ltd................................      85,000         290,765
 Sekisui Plastics Co., Ltd.............................     150,000         242,791
 Sekiwa Real Eastate, Ltd..............................      16,000          72,220
 Senko Co., Ltd........................................     205,000         396,809
 Senshukai Co., Ltd....................................      70,000         315,962
 Shaddy Co., Ltd.......................................      27,000         248,248
 *#Shibaura Engineering Works Co., Ltd.................      71,000         267,162
 Shibusawa Warehouse Co., Ltd..........................     119,000         227,364
 Shibuya Kogyo Co., Ltd................................      54,000         360,432
 *Shikibo, Ltd.........................................     155,000          75,007
 #Shikoku Chemicals Corp...............................      89,000         332,666
 Shikoku Coca-Cola Bottling Co., Ltd...................      31,000         263,816
 Shimizu Bank, Ltd.....................................      12,600         518,272
 *#Shimura Kako Co., Ltd...............................      55,000          49,101
 Shin Nippon Air Technologies Co., Ltd.................      37,180         120,670
 Shinagawa Fuel Co., Ltd...............................     160,000         584,701
 Shinagawa Refractories Co., Ltd.......................     116,000         155,820
 #Shindengen Electric Manufacturing Co., Ltd...........     106,000         325,457
 Shin-Etsu Polymer Co., Ltd............................     111,000         395,449
 #Shinkawa, Ltd........................................      21,000         438,901
 Shin-Keisei Electric Railway Co., Ltd.................      32,000          87,572
 Shinki Co., Ltd.......................................      61,000         297,732
 *#Shinko Electric Co., Ltd............................     257,000         471,733
 Shinko Shoji Co., Ltd.................................      41,000         184,037
 Shin-Kobe Electric Machinery Co., Ltd.................      71,000         249,391
 *Shinmaywa Industries, Ltd............................     168,000         269,123
 *Shinsho Corp.........................................     110,000         114,721
 *Shinwa Kaiun Kaisha, Ltd.............................     238,000         127,086
 *Shinyei Kaisha.......................................      54,000          50,461
 Shiroki Co., Ltd......................................     132,000         221,366
 Sho-Bond Corp.........................................      39,100         290,340
 Shobunsha Publications, Inc...........................      25,000         281,588
 *#Shochiku Co., Ltd...................................      99,000         484,031
 Shoei Co., Ltd........................................       6,000          68,082
 Shoko Co., Ltd........................................     156,000         177,012
 Shokusan Bank, Ltd....................................      52,000         164,864
 *Shokusan Jutaku Sogo Co., Ltd........................     204,000           1,702
 *Showa Aircraft Industry Co., Ltd.....................      22,000          52,313
 #Showa Corp...........................................     117,000         976,171
                                                            SHARES            VALUE
                                                            ------            -----

 *Showa Electric Wire & Cable Co., Ltd., Kawasaki......     313,000    $    266,370
 Showa Highpolymer Co., Ltd............................      79,000         188,509
 Showa Mining Co., Ltd.................................       8,000           9,278
 Showa Sangyo Co., Ltd.................................     282,000         501,151
 Showa Tansan Co., Ltd.................................       9,000          24,104
 *Siix Corp............................................       6,000         100,621
 *Silver Seiko, Ltd....................................      87,000          37,745
 Sintokogio, Ltd., Nagoya..............................     108,000         255,907
 *#Snow Brand Milk Products Co., Ltd...................     225,000         238,411
 Snow Brand Seed Co., Ltd..............................       4,000          10,246
 Soda Nikka Co., Ltd...................................      35,000          49,935
 *#Sodick Co., Ltd.....................................      64,000         197,570
 Sogo Medical Co., Ltd.................................       8,800         212,922
 *Sokkisha Co., Ltd....................................      40,000         126,819
 Sonton Food Industry Co., Ltd.........................      15,000         106,628
 Sotetsu Rosen Co., Ltd................................      44,000         190,896
 Sotoh Co., Ltd........................................      12,000          59,071
 Star Micronics Co., Ltd...............................      59,000         402,174
 #Stella Chemifa Corp..................................      14,000         256,975
 Subaru Enterprise Co., Ltd............................      36,000         104,525
 Sumida Corp...........................................      16,000         389,801
 *Suminoe Textile Co., Ltd.............................     142,000         144,540
 *Sumitomo Coal Mining Co., Ltd........................     181,000          55,875
 *#Sumitomo Construction Co., Ltd......................     428,000         160,693
 Sumitomo Densetsu Co., Ltd............................      50,700         190,353
 *Sumitomo Heavy Industries, Ltd.......................     618,000         665,148
 *Sumitomo Light Metal Industries, Ltd.................     493,000         333,175
 #Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................      78,000         341,660
 Sumitomo Seika Chemicals Co., Ltd.....................     102,000         211,904
 *#Sumitomo Special Metals Co., Ltd....................      76,000         485,716
 #Sumitomo Warehouse Co., Ltd..........................     203,000         558,920
 *Sun Wave Corp........................................      88,000         135,095
 Sun-S, Inc............................................      56,300         318,007
 SunTelephone Co., Ltd.................................      65,000         159,984
 Suruga Corp...........................................      11,000         226,230
 *Suzutan Co., Ltd.....................................      62,000          79,145
 #Sysmex Corp..........................................      23,700         508,185
 T.Hasegawa Co., Ltd...................................      18,000         219,714
 TKC Corp..............................................       5,400          73,168
 TOC Co., Ltd..........................................      80,000         363,770
 TYK Corp..............................................      67,000         116,832
 Tabai Espec Corp......................................      34,000         152,049
 Tachihi Enterprise Co., Ltd...........................      17,000         325,515
 Tachikawa Corp........................................      14,000          69,850
 Tachi-S Co., Ltd......................................      16,000          86,103
 Tadano, Ltd...........................................     206,000         299,059
 Taihei Dengyo Kaisha, Ltd.............................      66,000         167,401
 Taihei Kogyo Co., Ltd.................................     114,000         111,283
 *Taiheiyo Kouhatsu, Inc...............................      90,000          48,809
 Taiho Kogyo Co., Ltd..................................      30,000         252,803
 Taikisha, Ltd.........................................      97,000         809,304
 *Taisei Fire & Marine Insurance Co., Ltd..............     118,000             985
 *Taisei Prefab Construction Co., Ltd..................     134,000          96,149
 Taisei Rotec Corp.....................................     127,000         167,418
 Taito Co., Ltd........................................      70,000         157,689
 Taiyo Toyo Sanso Co., Ltd.............................     232,000         480,042
 Takada Kiko Co., Ltd..................................      31,000         108,113
 Takagi Securities Co., Ltd............................      94,000         127,837
 Takamatsu Corp........................................      19,500         170,830
 Takano Co., Ltd.......................................      15,000         111,384

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
                                                            SHARES            VALUE
                                                            ------            -----
 *Takaoka Electric Manufacturing Co., Ltd., Tokyo......     156,000    $    174,409
 *#Taka-Q Co., Ltd.....................................      69,500          46,389
 Takara Printing Co., Ltd..............................       6,000          34,391
 *Takarabune Corp......................................      52,000          36,444
 Takasago Electric Industry Co., Ltd...................      22,000         187,592
 Takasago International Corp...........................     136,000         537,845
 *Takashima & Co., Ltd.................................      60,000          49,059
 Takigami Steel Construction Co., Ltd..................      18,000          51,512
 Takiron Co., Ltd......................................     140,000         307,202
 Tamura Corp...........................................     112,000         328,928
 *Tamura Electric Works, Ltd...........................      74,000         147,560
 Tanseisha Co., Ltd....................................      26,000          84,818
 Tasaki Shinju Co., Ltd................................      53,000         155,653
 *Tateho Chemical Industries Co., Ltd..................      26,500          66,330
 *Tatsuta Electric Wire & Cable Co., Ltd...............     106,000         122,931
 Taya Co., Ltd.........................................       5,000          74,673
 *Tayca Corp...........................................      74,000         120,394
 *#Teac Corp...........................................     109,000         200,073
 Techno Ryowa, Ltd.....................................      16,400          51,859
 Tecmo, Ltd............................................      22,000         223,201
 Teijin Seiki Co., Ltd.................................     138,000         368,442
 Teikoku Hormone Manufacturing Co., Ltd................      33,000         193,833
 Teikoku Piston Ring Co., Ltd..........................      42,000          99,169
 Teikoku Sen-I Co., Ltd................................      39,000         105,101
 Teikoku Tsushin Kogyo Co., Ltd........................      73,000         208,909
 Teisan KK.............................................      39,000         136,664
 Tekken Corp...........................................     274,000         251,468
 Ten Allied Co., Ltd...................................      37,000         130,890
 Tenma Corp............................................      50,000         566,513
 Teraoka Seisakusho Co., Ltd...........................      13,000          54,232
 Tetra Co., Ltd., Tokyo................................      41,000          62,258
 #The Daito Bank, Ltd..................................     114,000         300,561
 Thermal Engineering Co., Ltd..........................       1,000           4,347
 Tigers Polymer Corp...................................      16,000          60,740
 *Titan Kogyo KK.......................................      36,000          35,743
 Toa Corp..............................................     293,000         303,130
 Toa Doro Kogyo Co., Ltd...............................      85,000         149,638
 Toa Oil Co., Ltd......................................      67,000          72,112
 *Toa Wool Spinning & Weaving Co., Ltd.................      73,000          29,844
 Toagosei Co., Ltd.....................................     292,719         415,183
 *Tobu Store Co., Ltd..................................      71,000         111,959
 Tochigi Bank, Ltd.....................................      76,000         412,161
 Tochigi Fuji Industrial Co., Ltd......................      51,000         108,080
 Toda Kogyo Corp.......................................      88,000         312,041
 Todentu Corp..........................................      57,000         112,235
 Toenec Corp...........................................     101,000         346,340
 Tohcello Co., Ltd.....................................       8,000          17,287
 Toho Co., Ltd.........................................      35,000         256,391
 Toho Real Estate Co., Ltd.............................      98,000         324,606
 #Toho Titanium Co., Ltd...............................      44,000         308,370
 #Toho Zinc Co., Ltd...................................     205,000         283,924
 Tohoku Bank, Ltd......................................      63,000         111,959
 Tohoku Misawa Homes Co., Ltd..........................      24,000          94,313
 Tohoku Pioneer Corp...................................      26,800         467,327
 *Tohpe Corp...........................................      36,000          24,930
 Tohto Suisan Co., Ltd.................................      54,000          85,603
 Tokai Carbon Co., Ltd.................................     275,000         488,711
 #Tokai Corp...........................................     108,000         368,542
 *Tokai Kanko Co., Ltd.................................     333,000          86,128
                                                            SHARES            VALUE
                                                            ------            -----

 Tokai Pulp Co., Ltd...................................      88,000    $    257,709
 *Tokai Senko KK, Nagoya...............................      47,000          33,724
 Tokai Tokyo Securities Co., Ltd.......................     366,250         546,979
 Tokico, Ltd...........................................     189,000         458,875
 *Tokimec, Inc.........................................     119,000          90,350
 *Tokin Corp...........................................      86,000         623,531
 Toko Electric Corp....................................      39,000          75,491
 *#Toko, Inc...........................................     129,000         333,650
 Tokushima Bank, Ltd...................................      61,200         352,833
 Tokushu Paper Manufacturing Co., Ltd..................     119,000         452,743
 Tokyo Biso Kogyo Corp.................................       5,000          25,447
 Tokyo Denki Komusho Co., Ltd..........................      57,000         169,303
 Tokyo Denpa Co., Ltd..................................      11,000         157,030
 *Tokyo Dome Corp......................................     113,000         278,125
 Tokyo Kikai Seisakusho, Ltd...........................     132,000         364,537
 Tokyo Leasing Co., Ltd................................      86,000         422,624
 Tokyo Nissan Auto Sales Co., Ltd......................      97,000         146,484
 #Tokyo Rakutenchi Co., Ltd............................      92,000         279,402
 *Tokyo Rope Manufacturing Co., Ltd....................     286,000         181,351
 Tokyo Sangyo Co., Ltd.................................      36,500          93,796
 Tokyo Steel Manufacturing Co., Ltd....................      77,400         284,787
 #Tokyo Tatemono Co., Ltd..............................     244,000         443,799
 *#Tokyo Tekko Co., Ltd................................      67,000         109,006
 Tokyo Theatres Co., Inc., Tokyo.......................     116,000         107,429
 *Tokyo Tomin Bank, Ltd................................      45,200         411,060
 Tokyo Tungsten Corp...................................      32,200         384,177
 Tokyotokeiba Co., Ltd.................................     422,000         411,944
 *Tokyu Car Corp.......................................     213,000         135,062
 Tokyu Community Corp..................................      19,000         225,262
 *#Tokyu Construction Co., Ltd.........................     579,000         328,494
 *#Tokyu Department Store Co., Ltd.....................     406,000         355,677
 Tokyu Livable Inc.....................................      12,000          81,197
 Tokyu Recreation Corp.................................      32,000         162,862
 Tokyu Store Chain Corp................................     175,000         480,368
 *Tokyu Tourist Corp...................................      92,000          85,970
 Toli Corp.............................................     101,000         139,884
 Tomato Bank, Ltd......................................     128,000         261,647
 Tomen Electronics Corp................................      10,000         272,827
 Tomoe Corp............................................      56,000         101,388
 *Tomoegawa Paper Co., Ltd.............................      55,000         146,843
 Tomoku Co., Ltd.......................................     185,000         310,247
 Tomy Co., Ltd.........................................      27,000         325,741
 Tonami Transportation Co., Ltd........................     173,000         347,859
 Topcon Corp...........................................      68,000         209,918
 Topre Corp............................................      85,000         301,403
 #Topy Industries, Ltd.................................     325,000         469,104
 Torigoe Co., Ltd......................................      35,000         111,842
 Torishima Pump Manufacturing Co., Ltd., Osaka.........      45,000         187,350
 Tose Co., Ltd.........................................       6,100          96,241
 *Toshiba Ceramics Co., Ltd............................     350,000         951,975
 *#Toshiba Chemical Corp...............................      27,000          42,351
 *Toshiba Engineering & Construction Co., Ltd..........     101,000         185,389
 *#Toshiba Machine Co., Ltd............................     294,000         787,394
 Toshiba Tungaloy Co., Ltd.............................     124,000         316,580
 Tosho Printing Co., Ltd...............................      94,000         194,500
 *Totenko Co., Ltd.....................................      35,000          69,792
 Totetsu Kogyo Co., Ltd................................      53,000          83,575
 *Totoku Electric Co., Ltd., Tokyo.....................      62,000          62,074
 Tottori Bank, Ltd.....................................     127,000         345,431
 *#Towa Corp...........................................      28,000         383,827

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
                                                            SHARES            VALUE
                                                            ------            -----
 Towa Meccs Corp.......................................      75,000    $     51,312
 *#Towa Real Estate Development Co., Ltd...............     160,000          73,421
 Toyo Bussan Co., Ltd..................................      11,000          55,341
 #Toyo Chemical Co., Ltd...............................      52,000         186,557
 #Toyo Communication Equipment Co., Ltd................      79,000         230,693
 *Toyo Construction Co., Ltd...........................     290,000         128,237
 *Toyo Electric Co., Ltd...............................      67,000          57,577
 *#Toyo Engineering Corp...............................     473,000         722,191
 *#Toyo Kanetsu KK.....................................     206,000         183,904
 Toyo Kohan Co., Ltd...................................     140,000         435,689
 Toyo Radiator Co., Ltd................................     104,000         221,265
 Toyo Securities Co., Ltd..............................     113,000         181,960
 *#Toyo Shutter Co., Ltd...............................      77,000          30,837
 *Toyo Sugar Refining Co., Ltd.........................      60,000          34,041
 Toyo Tire & Rubber Co., Ltd...........................     307,000         517,404
 *Toyo Umpanki Co., Ltd................................     146,000         348,385
 Toyo Wharf & Warehouse Co., Ltd.......................     118,000         159,491
 Trusco Nakayama Corp..................................      36,000         474,569
 Tsubaki Nakashima Co., Ltd............................      47,000         341,159
 Tsubakimoto Machinery & Engineering Co., Ltd..........      44,000          63,142
 *Tsudakoma Corp.......................................     101,000         193,816
 *#Tsugami Corp........................................     124,000         217,261
 *Tsukamoto Co., Ltd...................................      44,000          41,850
 Tsukishima Kikai Co., Ltd.............................      60,000         325,390
 *#Tsumura & Co........................................     168,000         873,247
 Tsurumi Manufacturing Co., Ltd........................      42,000         182,219
 Tsutsumi Jewelry Co., Ltd.............................      24,800         546,255
 Tsutsunaka Plastic Industry Co., Ltd..................      71,000         178,898
 *Tsuzuki Denki Co., Ltd...............................       5,000          13,099
 U-Shin, Ltd...........................................      38,000         156,938
 Ube Material Industries, Ltd..........................      16,000          21,359
 Uchida Yoko Co., Ltd..................................      72,000         191,630
 Ueki Corp.............................................      47,000          69,016
 Unicafe, Inc..........................................       4,200          56,067
 #Uniden Corp..........................................      76,000         428,013
 Unimat Offisco Corp...................................      27,700         261,155
 Unisia Jecs Corp......................................     215,000         261,897
 *#Unitika, Ltd........................................     699,000         419,904
 *Utoc Corp............................................      68,000          55,600
 Wakachiku Construction Co., Ltd.......................     194,000         147,293
 Wakamoto Pharmaceutical Co., Ltd......................      48,000         128,154
 Wakodo Co., Ltd.......................................       2,000          50,894
 Warabeya Nichiyo Co., Ltd.............................       6,000          44,553
 Xebio Co., Ltd........................................      12,000         201,241
 Yahagi Construction Co., Ltd..........................      59,000         175,244
 Yaizu Suisankagaku Industry Co., Ltd..................      14,000         149,396
 Yamaichi Electronics Co., Ltd.........................      21,000         259,311
 Yamamura Glass Co., Ltd...............................     213,000         319,884
 *Yamatane Corp........................................     131,000          83,066
 Yamatane Securities Co., Ltd..........................     255,000         385,087
 #Yamato Corp..........................................      36,000         130,657
 Yamato International, Inc.............................      43,000          53,815
 Yamato Kogyo Co., Ltd.................................     130,000         760,329
 Yamaura Corp..........................................      19,000          42,326
 Yamazen Co., Ltd......................................     140,000         206,748
                                                            SHARES            VALUE
                                                            ------            -----

 Yaoko Co., Ltd........................................      29,000    $    379,872
 Yasuda Warehouse Co., Ltd.............................      18,000          66,079
 Yellow Hat, Ltd., Tokyo...............................      44,000         315,712
 Yodogawa Steel Works, Ltd.............................     264,000         603,524
 Yokogawa Bridge Corp..................................      70,400         253,744
 *Yokohama Matsuzakaya, Ltd............................      27,000          16,895
 #Yokohama Reito Co., Ltd..............................     111,000         541,775
 Yokowo Co., Ltd.......................................      28,000         173,575
 Yomeishu Seizo Co., Ltd...............................      46,000         322,003
 Yomiuri Land Co., Ltd.................................     157,000         377,253
 Yondenko Corp.........................................      58,800         201,141
 Yonekyu Corp..........................................      41,500         290,503
 Yonex Co., Ltd........................................      19,000          65,787
 Yorozu Corp...........................................      26,800          75,354
 Yoshihara Oil Mill, Ltd...............................      36,000          69,083
 #Yoshimoto Kogyo Co., Ltd.............................      60,000         525,631
 *#Yuasa Corp..........................................     260,000         390,468
 Yuasa Funashoku Co., Ltd..............................      33,000          45,705
 *Yuasa Trading Co., Ltd...............................     174,000         162,595
 *Yuken Kogyo Co., Ltd.................................      60,000          58,570
 Yuki Gosei Kogyo Co., Ltd.............................      14,000          40,882
 Yukiguni Maitake Co., Ltd.............................      26,000         126,902
 *Yuraku Real Estate Co., Ltd..........................      39,000          69,959
 Yurtec Corp...........................................     119,000         358,422
 #Yushin Precision Equipment Co., Ltd..................      15,000         385,462
 Yushiro Chemical Industry Co., Ltd....................      10,000          51,395
 Zenchiku Co., Ltd.....................................     126,000         135,613
 Zenrin Co., Ltd.......................................      49,600         418,382
 #Zensho Co., Ltd......................................      17,000         351,755
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $433,947,588)..................................                 228,193,611
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Japanese Yen
   (Cost $527,053).....................................                     534,012
                                                                       ------------
TOTAL -- JAPAN
  (Cost $434,474,641)..................................                 228,727,623
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (1.6%)
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc., 1.82%,
   07/01/02 (Collateralized by FMC Discount Notes
   1.72%, 09/12/02, valued at $3,691,106) to be
   repurchased at $3,636,551
   (Cost $3,636,000)...................................    $  3,636       3,636,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $438,110,641)++....                $232,363,623
                                                                       ============

--------------------------------------------------------------------------------
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $440,887,120.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2002
                                  (UNAUDITED)

                                                            SHARES            VALUE
                                                            ------            -----
AUSTRALIA -- (30.0%)
COMMON STOCKS -- (30.0%)
 *A.I. Engineering Corp., Ltd..........................      129,195   $     11,242
 A.P. Eagers, Ltd......................................       23,258         66,588
 ARB Corporation, Ltd..................................       12,738         98,323
 Abigroup, Ltd.........................................      129,710        157,282
 Adelaide Bank, Ltd....................................      116,153        475,347
 Adelaide Brighton, Ltd................................      654,649        268,278
 Adsteam Marine, Ltd...................................      335,835        363,862
 Adtrans Group, Ltd....................................       29,000         35,816
 *Agenix, Ltd..........................................      149,379         29,350
 *Allstate Explorations NL.............................       49,087          3,445
 Altium................................................       44,500         26,980
 Amalgamated Holdings, Ltd.............................      266,483        359,033
 *Amity Oil NL.........................................       90,907         36,744
 *Amrad Corp., Ltd.....................................      135,523         51,734
 *Anaconda Nickel NL...................................      500,170         70,196
 *Anzoil NL............................................      123,126          1,659
 #Aquarius Platinum (Australia), Ltd...................       44,452        251,289
 *Ariadne Australia, Ltd...............................      270,353         31,113
 *Asia Pacific Specialty Chemicals, Ltd................       88,182         34,157
 Atkins Carlyle, Ltd...................................       78,065        166,530
 *Atlas Pacific, Ltd...................................       82,585         21,558
 *AuIron Energy, Ltd...................................      260,290         16,073
 *Auridiam Consolidated NL.............................       63,097          1,381
 Aurion Gold, Ltd......................................      741,000      1,634,797
 *Aurora Gold, Ltd.....................................      226,812         22,282
 *Ausdoc Group, Ltd....................................      116,098        138,170
 *Ausdrill, Ltd........................................      103,961         16,341
 *Ausmelt, Ltd.........................................       36,118         23,520
 *Aussie Online, Ltd...................................       39,486          1,507
 *Austal, Ltd..........................................       35,300         25,960
 *#Austar United Communications, Ltd...................      364,100         39,857
 *Austpac Resources NL.................................      355,118         11,961
 Australand Holdings, Ltd..............................      445,600        370,220
 *Australia Net.Com, Ltd...............................       36,169          3,655
 *Australian Magnesium Corp., Ltd......................       98,792         25,789
 Australian Oil & Gas Corp., Ltd.......................      121,312        172,978
 #Australian Pharmaceutical Industries, Ltd............      287,700        549,126
 Australian Pipeline Trust.............................      124,100        163,717
 Australian Provincial Newspaper Holdings, Ltd.........      526,089      1,077,966
 *Australian Resources, Ltd............................      141,446         18,263
 *Australian Worldwide Exploration, Ltd................      308,100        133,179
 #Autron Corporation, Ltd..............................      452,247         52,045
 *Avatar Industries, Ltd...............................       45,901          6,184
 Bank of Queensland, Ltd...............................      136,728        577,203
 *Beach Petroleum NL...................................       53,100          9,986
 *Beaconsfield Gold NL.................................       89,078         10,251
 #Bendigo Bank, Ltd....................................      159,659        609,474
 *Bendigo Mining NL....................................      849,735        140,721
 *Beyond International, Ltd............................       61,256         13,755
 *Biota Holdings, Ltd..................................       97,808         26,355
 *Black Range Minerals NL..............................      169,951          3,625
 Blackmores, Ltd.......................................       27,894        103,663
 *Bligh Oil & Minerals NL Issue 00.....................       88,266          5,203
                                                            SHARES            VALUE
                                                            ------            -----

 *Boulder Group NL.....................................       78,500   $      2,732
 Brandrill, Ltd........................................       97,929         10,170
 Brickworks, Ltd.......................................       57,178        203,824
 Bridgestone Australia, Ltd............................       49,000         49,513
 Bristile, Ltd.........................................       81,032        118,272
 Buderim Ginger, Ltd...................................        8,234          2,496
 *#Burns, Philp & Co., Ltd.............................      651,721        237,809
 Burswood, Ltd.........................................      575,900        284,500
 *CI Technologies Group, Ltd...........................      109,822        137,482
 *Caltex Australia, Ltd................................      407,700        352,464
 Campbell Brothers, Ltd................................       77,911        225,247
 *Cape Range, Ltd......................................      723,230         16,646
 Casinos Austria International, Ltd....................      258,299         81,201
 Cedar Woods Properties, Ltd...........................       50,913         14,576
 *Centamin Egypt, Ltd..................................      261,882         47,044
 *#Centaur Mining & Exploration, Ltd...................       62,058         16,722
 Central Equity, Ltd...................................      129,405        124,223
 Centro Properties, Ltd................................      147,000        297,080
 *Charter Pacific Corp., Ltd...........................       72,823         24,529
 *Circadian Technologies, Ltd..........................       40,370         36,940
 *Cityview Energy Corp., Ltd...........................       52,581          4,280
 *Clifford Corp., Ltd..................................      161,750              0
 *Climax Mining, Ltd...................................      326,034         14,642
 Clough, Ltd...........................................      438,201        199,256
 Coates Hire, Ltd......................................      442,500        583,760
 Comet Resources NL....................................       83,600          3,567
 Consolidated Manufacturing Industries, Ltd............       32,784         21,533
 Consolidated Minerals, Ltd............................      123,800         41,699
 *Consolidated Paper Industries, Ltd...................       68,585         30,416
 *Coplex Resources NL..................................      231,400         11,691
 Corporate Express Australia, Ltd......................      352,710        887,052
 Coventry Group, Ltd...................................       63,616        123,922
 Crane (G.E) Holdings, Ltd.............................      101,389        488,350
 *#Croesus Mining NL...................................      643,500        256,484
 *Cudgen RZ, Ltd.......................................       36,650          3,909
 *Dalrymple Resources NL...............................       75,462         65,662
 Danks Holdings, Ltd...................................       10,425         55,597
 *Davnet, Ltd..........................................      402,200          7,225
 *Denehurst, Ltd.......................................       95,000          3,893
 Devine, Ltd...........................................       44,183         13,146
 *Diamin Resources NL..................................      212,131         14,886
 *Didasko, Ltd.........................................       14,403            849
 *Dominion Mining, Ltd.................................      168,015         66,024
 Downer Group, Ltd.....................................      371,005        137,460
 *#Durban Roodepoort Deep, Ltd.........................       18,619         80,482
 *#Easycall Communications (Philippines), Ltd..........      177,300          9,456
 *Ecorp, Ltd...........................................      254,988         47,237
 *Emporer Mines, Ltd...................................      120,600         58,901
 Energy Developments, Ltd..............................      164,549        341,783
 Energy Resources of Australia, Ltd. Series A..........      231,589        227,515
 *Energy World Corp., Ltd..............................      325,630          8,043
 Envestra, Ltd.........................................      300,200        139,876
 Environmental Solutions International, Ltd............       67,364         19,286

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Equigold NL...........................................       99,000   $     51,130
 Fleetwood Corp., Ltd..................................       44,370         62,271
 Foodland Associates, Ltd..............................      100,515      1,066,463
 *Forest Place Group, Ltd..............................       85,192         12,674
 *Formulab Neuronetics Corp., Ltd......................        1,061            208
 Forrester Parker Group, Ltd...........................      142,602         90,460
 Freedom Furniture, Ltd................................      133,595        141,744
 Futuris Corp., Ltd....................................      472,000        360,358
 GRD NL................................................      142,500         86,396
 *GRD NL (Issue 2002)..................................       14,250          8,480
 GUD Holdings, Ltd.....................................       83,979        157,931
 GWA International, Ltd................................      415,102        547,616
 Gazal Corp., Ltd......................................       71,177         80,314
 *Geo2, Ltd............................................      164,199          5,531
 George Weston Foods, Ltd..............................       77,119        303,049
 *Golden West Refining Corp., Ltd......................       17,330          3,502
 *Goldstream Mining NL.................................       90,901         30,618
 Gowing Bros., Ltd.....................................       54,814         52,311
 *Gowing Retail, Ltd...................................        3,615          1,339
 *Gradipore, Ltd.......................................       21,628         19,912
 Graincorp, Ltd. Series A..............................       36,600        243,474
 Grand Hotel Group.....................................      369,971        120,462
 *Greenfields Energy Corp., Ltd........................      193,687         10,112
 *Green's Foods, Ltd...................................       66,082         12,984
 Gunns, Ltd............................................       83,239        331,771
 *Gutnick Resources NL.................................       29,230          2,338
 *Gympie Gold, Ltd.....................................      205,364        129,121
 *HIH Insurance, Ltd...................................      791,605         77,768
 *Hamilton Island, Ltd.................................       52,600         65,258
 Hancock and Gore, Ltd.................................       57,722         40,505
 *Haoma Mining NL......................................       98,816          2,496
 *Hardman Resources NL.................................      337,382        119,321
 *Hartley Poynton, Ltd.................................       84,981         22,422
 Healthscope, Ltd......................................       60,332         84,672
 *Helix Resources NL...................................       25,000          3,719
 Henry Walker Group, Ltd...............................      287,948        116,386
 *Herald Resources, Ltd................................       69,910         25,117
 Hills Industries, Ltd.................................      237,901        444,727
 Hills Motorway Group Hly..............................      223,000        582,118
 Housewares International, Ltd.........................       89,561         98,041
 Iluka Resources, Ltd..................................      235,000        647,743
 *Industrial & Commercial Electronic Industries,
   Ltd.................................................       54,361          1,678
 Institute of Drug Technology Australia, Ltd...........       44,372         61,028
 *Intellect Holdings, Ltd..............................       75,070         17,911
 Iron Carbide Australia, Ltd...........................       94,085        148,944
 *Ixla, Ltd............................................       89,921          1,211
 *Johnson's Well Mining NL.............................       10,000            898
 #Jones (David), Ltd...................................      636,972        379,035
 Joyce Corp., Ltd......................................       13,049          2,747
 *Jubilee Gold Mines NL................................      133,974        118,079
 Jupiters, Ltd.........................................      103,000        312,237
 KTS Corp., Ltd........................................       43,000         54,554
 *Keycorp, Ltd.........................................       67,609         32,261
 Kidston Gold Mines, Ltd...............................      246,300         31,110
 *Kingsgate Consolidated NL............................       83,407        117,057
 *Kresta Holdings, Ltd.................................       56,700          3,119
 Lemarne Corp., Ltd....................................       20,790         13,188
 *Lynas Gold NL........................................       40,500          5,457
 *MacMahon Holdings, Ltd...............................      192,179         31,826
 Magellan Petroleum Australia, Ltd.....................       32,760         30,712
                                                            SHARES            VALUE
                                                            ------            -----

 Maryborough Sugar Factory, Ltd........................          600   $      2,181
 Maxi-Cube, Ltd........................................      141,915         12,747
 McConnell Dowell Corp., Ltd...........................       62,776         56,385
 McGuigan (Brian) Wines, Ltd...........................       53,209        140,390
 McPherson's, Ltd......................................       61,500         64,561
 *Metal Storm, Ltd.....................................       22,100         12,530
 *Micromedical Industries, Ltd.........................      150,461         58,281
 *Mikoh Corp., Ltd.....................................       39,999          1,707
 Miller's Retail, Ltd..................................      102,883        139,192
 *Mineral Deposits, Ltd................................       49,458          4,165
 *Mobile Innovations, Ltd..............................       84,600          7,836
 Monadelphous Group, Ltd...............................       18,988         27,181
 *Mosaic Oil NL........................................      345,724         41,727
 *Murchison United NL..................................       71,536         16,063
 *Namoi Cotton Cooperative, Ltd........................      135,353         22,035
 National Can Industries, Ltd..........................       97,017         57,186
 National Foods, Ltd...................................      480,388        924,995
 *Nautronix, Ltd.......................................       74,694         25,578
 Neverfail Springwater, Ltd............................       24,886         34,507
 *New Tel, Ltd.........................................      118,238         10,620
 Newcrest Mining, Ltd..................................       65,000        276,590
 *Normandy Mt. Leyshon, Ltd............................      133,376          9,359
 *Normans Wine, Ltd....................................       35,848          2,214
 North Flinders Mines, Ltd.............................       49,000        453,872
 *Novogen, Ltd.........................................      105,184        121,048
 *Novus Petroleum, Ltd.................................      245,359        221,759
 Nufarm, Ltd...........................................      391,902        803,015
 OPSM Protector, Ltd...................................      257,306        502,669
 Oil Company of Australia, Ltd.........................       51,800        125,041
 *Online Advantage, Ltd................................        2,475             42
 *Orbital Engine Corp., Ltd............................      537,358         90,498
 Orica, Ltd............................................       30,472        163,707
 *Oriel Communications, Ltd............................       27,653          1,087
 *Oropa, Ltd...........................................      333,580          3,558
 Oroton International, Ltd.............................       38,427         95,995
 *PMP Communications, Ltd..............................      381,871        175,786
 Pacific BBA, Ltd......................................      279,219        601,907
 *Pacific Dunlop, Ltd..................................       94,847        334,377
 Pacific Hydro, Ltd....................................      150,350        255,740
 *Pan Pacific Petroleum NL.............................      327,800         13,985
 *Pan Palladium, Ltd...................................        3,925            771
 Paperlinx, Ltd........................................      215,513        586,771
 *Payce Consolidated, Ltd..............................       18,000          8,084
 Penfold (W.C.), Ltd...................................       14,100          5,937
 *Peptide Technology, Ltd..............................      176,600        233,968
 *Perilya Mines NL.....................................      263,500        109,463
 Permanent Trustee Co., Ltd............................       20,052         82,849
 Perpetual Trustees Australia, Ltd.....................       30,000        722,490
 Peter Lehmann Wines, Ltd..............................       35,586         76,912
 *Petsec Energy, Ltd...................................       97,992         11,277
 *Pima Mining NL.......................................      236,061         16,565
 *Plantcorp NL.........................................        4,329              0
 Plaspak Group, Ltd....................................       88,075         61,804
 *Pocketmail Group, Ltd................................       10,933            160
 *Polartechnics, Ltd...................................       43,405         53,606
 *Port Douglas Reef Resorts, Ltd.......................      251,655         12,008
 Portman Mining, Ltd...................................      241,600        249,556
 *Powerlan, Ltd........................................      182,400          8,601
 *Precious Metals Australia, Ltd.......................       10,606            476
 Preston Resources NL..................................       64,000          9,701
 Primary Health Care, Ltd..............................       42,682         96,082
 Prime Television, Ltd.................................      172,440        203,287

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *Progen Industries, Ltd...............................       24,788   $     14,055
 *Prophecy International Holdings, Ltd.................       51,900          5,536
 *Psiron, Ltd..........................................       40,381            952
 *Quantum Resources, Ltd...............................      115,007          1,291
 Queensland Cotton Holdings, Ltd.......................       39,866         72,287
 *Quiktrak Networks, Ltd...............................      555,093         12,465
 Raptis Group, Ltd.....................................       12,000          1,213
 Rebel Sport, Ltd......................................       88,284         96,147
 *Redfire Resources NL.................................       27,900            940
 Reece Australia, Ltd..................................      160,500        675,755
 *Reinsurance Australia Corp., Ltd.....................      399,993         24,700
 *Renewable Energy Corp., Ltd..........................      104,360          7,909
 *Resolute Mining, Ltd.................................       64,809         31,289
 Ridley Corp., Ltd.....................................      579,659        445,806
 Rock Building Society, Ltd............................       11,373         22,027
 Rural Press, Ltd......................................      211,201        553,689
 SPC, Ltd..............................................      110,224         86,628
 Sabre Group, Ltd......................................       40,702         41,128
 Schaffer Corp., Ltd...................................       16,698         89,051
 Select Harvests, Ltd..................................       42,100         73,265
 Servcorp, Ltd.........................................       21,300         23,915
 *Shield Telecommunications, Ltd.......................      286,300          5,465
 #Sigma Co., Ltd.......................................       69,800        160,262
 *Silex System, Ltd....................................       60,600         27,215
 Simeon Wines, Ltd.....................................      203,870        335,331
 #Simsmetal, Ltd.......................................      168,578        640,682
 Singleton Group, Ltd..................................      134,020        291,914
 *Sino Securities International, Ltd...................        8,118          3,053
 Skilled Engineering, Ltd..............................      130,805         91,054
 *Smarttrans Holdings, Ltd.............................      222,685          2,375
 Smorgon Steel Group, Ltd..............................      190,000        122,660
 Snack Foods, Ltd......................................      137,218        152,521
 *Solution 6 Holdings, Ltd.............................      167,494         51,715
 Sonic Healthcare, Ltd.................................          615          1,778
 Sons of Gwalia, Ltd...................................      196,000        665,679
 Southern Cross Broadcasting (Australia), Ltd..........       80,789        406,816
 *#Southern Pacific Petroleum NL.......................      370,840        141,563
 *Southern Star Group, Ltd.............................      154,982         67,862
 *Spectrum Network Systems, Ltd. Series B..............      616,446         18,687
 *Sphere Investments, Ltd..............................       27,480          1,543
 Spotless Group, Ltd...................................      360,000        885,176
 *St. Barbara Mines, Ltd...............................      375,500         43,213
 *Star Games, Ltd......................................       90,810         55,567
 *Straits Resources, Ltd...............................       56,534         20,312
 *Strategic Minerals Corp. NL..........................       13,100          1,618
 *Striker Resources NL.................................      349,594         18,840
 *Structural Systems, Ltd..............................       26,367          8,881
 *Sunland Group, Ltd...................................       75,095         24,029
 *Surfboard, Ltd.......................................       57,506          4,842
 Sydney Aquarium, Ltd..................................       24,135         65,034
 Tab Queensland, Ltd...................................       66,700        142,286
 Tab, Ltd..............................................       45,000         78,564
 *Takoradi, Ltd........................................      993,152         10,036
 *Tandou, Ltd..........................................        3,410          1,933
 *Tap Oil, Ltd.........................................      193,100        165,854
 *Tassal, Ltd..........................................       96,243         14,318
 Technology One, Ltd...................................      161,600         55,338
 *Television & Media Services, Ltd.....................      214,561         45,771
 Tempo Service, Ltd....................................       98,174        129,514
                                                            SHARES            VALUE
                                                            ------            -----
 Ten Network Holdings, Ltd.............................      194,200   $    243,112
 Thakral Holdings Group................................    1,304,383        468,639
 The Gribbles Group, Ltd...............................      113,700         42,127
 *Third Rail, Ltd......................................      151,200          2,631
 Ticor, Ltd............................................      347,850        302,675
 *Timbercorp, Ltd......................................      239,344         76,586
 *Titan Resources NL...................................       50,000          3,509
 #Toll Holdings, Ltd...................................       80,497      1,432,492
 *Tooth & Co., Ltd.....................................      153,000         14,601
 Triako Resources, Ltd.................................        5,400          4,244
 Troy Resources NL.....................................       22,548         24,050
 *Union Capital, Ltd...................................      395,200          1,775
 United Construction Group, Ltd........................       81,554        137,347
 United Energy, Ltd....................................       92,300        111,402
 Utility Services Corp., Ltd...........................      116,121         40,416
 *Valdera Resources, Ltd...............................        5,531            404
 *VeCommerce, Ltd......................................       13,680          9,676
 *Victoria Petroleum NL................................      347,973          3,907
 Villa World, Ltd......................................      134,700         52,176
 #Village Roadshow, Ltd................................      356,394        240,085
 Vision Systems, Ltd...................................      183,197        133,695
 *Voicenet (Australia), Ltd............................      112,661          1,391
 *Vos Industries, Ltd..................................       20,433            115
 Waterco, Ltd..........................................       22,304         21,035
 Watpac, Ltd...........................................      122,796         24,472
 Wattyl, Ltd...........................................      153,686        220,002
 *Webster, Ltd.........................................       33,551          8,664
 West Australian Newspapers Holdings, Ltd..............       40,000        113,847
 *Westel Group, Ltd....................................      164,855          1,481
 *Western Metals, Ltd..................................      385,787          7,363
 White (Joe) Maltings, Ltd.............................       29,146         44,341
 Wide Bay Capricorn Building Society, Ltd..............       26,958         86,564
 *Williams (R.M.) Holdings, Ltd........................       24,075         16,894
 *Yates, Ltd...........................................       60,281          4,738
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $50,236,053)...................................                  42,041,288
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $59,969)......................................       55,477         31,766
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $24,262)......................................                      24,138
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Advanced Engine Components, Ltd. Options 12/31/02....       11,369             13
 *Australian Magnesium Corp., Ltd. Options 07/31/05....       49,396          2,773
 Australian Oil & Gas Options (2005)...................       10,109          7,548
 *Axon Instruments, Inc. Options Open Pay Date.........       16,148              0
 *Central Equity, Ltd. Options 04/30/05................        6,162            830
 *Didasko, Ltd. Options 11/30/02.......................        1,310              1
 Foodland Associated, Ltd. Rights 07/18/02.............      100,515              0
 Mikoh Corp., Ltd. Rights 07/16/02.....................       13,333              0

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *Quiktrak Networks, Ltd. Options 12/31/04.............      158,598   $        623
 *Resolute Mining, Ltd. Options 06/11/05...............       21,603          3,517
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $3,766)........................................                      15,305
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $50,324,050)...................................                  42,112,497
                                                                       ------------
HONG KONG -- (28.7%)
COMMON STOCKS -- (28.7%)
 *ABC Communications (Holdings), Ltd...................      930,000         34,578
 ALCO Holdings, Ltd....................................      314,000         31,401
 *APT Satellite Holdings, Ltd..........................      354,000        136,159
 ASM Pacific Technology, Ltd...........................       59,000        129,729
 *AWT World Transport Holdings, Ltd....................      250,800            322
 *Acme Landis Holdings, Ltd............................      170,000          3,030
 Aeon Credit Service (Asia) Co., Ltd...................      360,000        140,774
 *Allied Group, Ltd....................................    7,298,000        374,270
 *Allied Properties (Hong Kong), Ltd...................   10,179,000        322,347
 *Anex International Holdings, Ltd.....................      152,000          1,462
 *Applied China, Ltd...................................    1,036,250          8,901
 *Applied International Holdings, Ltd..................    1,243,000         29,801
 Arts Optical International Holdings, Ltd..............      164,000         42,053
 *Asia Aluminum Holdings, Ltd..........................    1,924,000        197,341
 *Asia Commercial Holdings, Ltd........................       72,800          2,520
 Asia Financial Holdings, Ltd..........................    1,976,908        278,805
 *Asia Logistics Technologies, Ltd.....................    2,214,000         28,953
 Asia Satellite Telecommunications Holdings, Ltd.......       59,000         97,581
 *Asia Securities International, Ltd...................    2,386,600         82,616
 *Asia Standard Hotel Group, Ltd.......................       38,000            877
 *Asia Standard International Group, Ltd...............    2,870,000        108,549
 *Asia Tele-Net & Technology Corp., Ltd................   10,520,000         45,858
 Associated International Hotels, Ltd..................      898,000        480,678
 B-Tech Holdings, Ltd..................................        6,210             72
 *Beauforte Investors Corp., Ltd.......................       72,000         42,463
 *Beijing Development (Hong Kong), Ltd.................      166,000         21,708
 *Bossini International Holdings, Ltd..................      183,000         13,139
 Boto International Holdings, Ltd......................    2,290,000         93,952
 *Bright International Group, Ltd......................      302,000         39,107
 #Burwill Holdings, Ltd................................    2,059,200        240,249
 CCT Technology Holdings, Ltd..........................      227,010            844
 *CCT Telecom Holdings, Ltd............................      144,970         26,951
 *CEC International Holdings, Ltd......................      210,000          7,000
 CNPC (Hong Kong), Ltd.................................    2,490,000        188,353
 *CNT Group, Ltd.......................................    3,078,000         63,930
 Cafe de Coral Holdings, Ltd...........................    1,191,000        923,823
 *Capetronic International Holdings, Ltd...............      292,490         51,375
 *Capital Asia, Ltd....................................       98,736          2,532
 Cash Financial Services Group, Ltd....................        4,503            242
 *Catic International Holdings, Ltd....................    1,224,000         31,543
 *Celestial Asia Securities Holdings, Ltd..............      128,036         29,548
 *Central China Enterprises, Ltd.......................    2,104,000         22,659
 *Century City International Holdings, Ltd.............      542,056          2,571
                                                            SHARES            VALUE
                                                            ------            -----

 Champion Technology Holdings, Ltd.....................      971,557   $    175,634
 #Chen Hsong Holdings, Ltd.............................    1,515,000        269,991
 *Cheuk Nang Technologies (Holdings), Ltd..............   11,250,120         28,848
 *Cheung Tai Hong Holdings, Ltd........................    2,018,400         18,115
 *Cheung Wah Development Co., Ltd......................      904,000         33,611
 Chevalier (OA) International, Ltd.....................    1,776,251         56,933
 *Chevalier Construction Holdings, Ltd.................      131,203          2,490
 Chevalier International Holdings, Ltd.................    3,127,914        240,618
 *China Aerospace International Holdings, Ltd..........    1,499,400        101,886
 *China Development Corp., Ltd.........................    1,725,000          8,404
 *China Digicontent Co., Ltd...........................    2,710,000          3,474
 *China Everbright International, Ltd..................    1,975,000         75,964
 *China Everbright Technology, Ltd.....................    3,244,000        149,729
 China Foods Holdings, Ltd.............................    1,544,000        470,146
 #China Hong-Kong Photo Products Holdings, Ltd.........    2,338,000        203,833
 *China Investments Holdings, Ltd......................      210,000         11,173
 China Motor Bus Co., Ltd..............................      114,200      1,039,551
 *China Online (Bermuda), Ltd..........................   10,580,000         75,962
 China Overseas Land & Investment, Ltd.................    2,726,000        307,560
 China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................    2,444,000        410,482
 China Rare Earth Holdings, Ltd........................      700,000        158,852
 China Resources Beijing Land, Ltd.....................    1,288,000        244,399
 *China Sci-Tech Holdings, Ltd.........................    2,786,000         28,575
 *China Star Entertainment, Ltd........................    2,514,600         15,475
 *China Strategic Holdings, Ltd........................      376,000         10,509
 China Travel International Investment, Ltd............    1,363,000        255,135
 *China United Holdings, Ltd...........................    1,639,800          2,102
 *Chinese Estates Holdings, Ltd........................    2,048,000        165,422
 *Chinney Investments, Ltd.............................    1,144,000         30,214
 Chow Sang Sang Holdings International, Ltd............    1,098,400        166,174
 Chuangs China Investments, Ltd........................    1,347,000         29,877
 Chuang's Consortium International, Ltd................    1,858,884         39,086
 Chun Wo Holdings, Ltd.................................    1,671,917         65,379
 *Cig-Wh International Holdings, Ltd...................      472,000         10,893
 Cil Holdings..........................................       41,160            121
 Citic Ka Wah Bank, Ltd................................      380,000        110,837
 *Climax International Co., Ltd........................      296,000          1,139
 *Companion Building Material International Holdings,
   Ltd.................................................    1,731,606          7,548
 *Compass Pacific Holdings, Ltd........................      416,000         14,667
 Continental Holdings, Ltd.............................       98,825          9,376
 *Continental Mariner Investment Co., Ltd..............    1,629,000        158,729
 Coslight Technology International Group, Ltd..........      144,000         43,386
 *Cosmos Machinery Enterprises, Ltd....................    1,024,000         32,822
 *Crocodile Garments, Ltd..............................    1,539,000         31,176
 Cross Harbour Tunnel Co., Ltd.........................      365,603        157,028
 *Culturecom Holdings, Ltd.............................    2,161,000         94,201
 *Cybersonic Technology, Ltd...........................      193,000          1,732
 *DC Finance Holdings, Ltd.............................       27,000            242
 *Dah Hwa International Holdings, Ltd..................    1,122,000         16,543
 *Daido Group, Ltd.....................................      223,000          1,630
 *Dickson Concepts International, Ltd..................      222,000         56,356

106
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THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *DigitalHongKong.com..................................       15,318   $        395
 *Dransfield Holdings, Ltd.............................    1,568,000         61,315
 Dynamic Holdings, Ltd.................................      158,000         54,694
 *Easyknit International Holdings, Ltd.................      707,150          3,445
 #Egana International Holdings, Ltd....................   19,766,208        473,900
 Egana Jewelry & Pearls, Ltd...........................    3,317,899         88,055
 *Ehealthcareasia, Ltd.................................        6,690            137
 Elec & Eltek International Holdings, Ltd..............    3,078,790        390,784
 *Emperor (China Concept) Investments, Ltd.............    6,435,000         21,451
 Emperor International Holdings, Ltd...................      644,369         35,937
 *Essential Enterprises Co., Ltd.......................      320,000         11,898
 *Fairwood Holdings, Ltd...............................      426,000          7,537
 *Fairyoung Holdings, Ltd..............................    1,446,000         10,011
 Far East Consortium International, Ltd................    1,641,378         92,594
 *Far East Holdings International, Ltd.................       70,000          2,333
 *Far East Hotels & Entertainment, Ltd.................    1,853,000         92,653
 *First Sign International Holdings, Ltd...............    1,050,000         28,270
 Fong's Industries Co., Ltd............................      962,000        151,706
 *Fortuna International Holdings, Ltd..................    2,727,000          9,790
 *#Founder Holdings, Ltd...............................      590,000         73,375
 Fountain Set Holdings, Ltd............................    1,274,000        490,018
 Four Seas Frozen Food Holdings, Ltd...................      347,184         27,598
 Four Seas Mercantile Holdings, Ltd....................      592,000        220,111
 *Fourseas.Com, Ltd....................................       60,000          2,692
 Frankie Dominion International, Ltd...................      630,173         17,209
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      688,000         26,463
 *G-Prop (Holdings), Ltd...............................       28,365            142
 *GZI Transport, Ltd...................................      448,000         78,690
 *Geomaxima Holdings, Ltd..............................      650,000         81,670
 Giordano International, Ltd...........................      228,000        140,313
 Global Tech (Holdings), Ltd...........................    4,118,000        200,628
 Glorious Sun Enterprises, Ltd.........................      840,000        172,314
 Gold Peak Industries (Holdings), Ltd..................    1,059,250        165,684
 Golden Resources Development International, Ltd.......    1,456,500         76,562
 *Gold-Face Holdings, Ltd..............................    2,003,600        118,165
 Goldlion Holdings, Ltd................................    2,052,000        144,698
 *Goldtron (Bermuda) Holdings, Ltd.....................    2,241,333          8,621
 *Golik Holdings, Ltd..................................    1,536,500         68,948
 Grand Hotel Holdings, Ltd. Series A...................    1,333,000        158,941
 Grande Holdings, Ltd..................................      504,105        471,808
 *Great Wall Electronic International, Ltd.............   15,795,170         22,276
 *Group Sense (International), Ltd.....................    2,062,000         63,184
 *#Guangdong Investment, Ltd...........................    2,150,000        212,251
 *Guangnan Holdings, Ltd...............................    4,146,000         79,734
 *#Guangzhou Investment Co., Ltd.......................    3,510,000        265,510
 HKCB Bank Holding Co., Ltd............................    1,130,000         92,721
 HKR International, Ltd................................      555,260        140,244
 *Hang Fung Gold Technology, Ltd.......................    4,580,000         69,290
 Hanny Holdings, Ltd...................................    5,466,336         58,870
 Harbour Centre Development, Ltd.......................      784,000        522,686
 Harbour Ring International Holdings, Ltd..............    2,636,000        263,610
 Henderson China Holdings, Ltd.........................      911,000        388,357
 *Heng Fung Holdings Co., Ltd..........................    1,050,000         16,558
 High Fashion International, Ltd.......................      268,000         46,386
 *Hikari Tsushin International, Ltd....................    2,248,000         34,586
                                                            SHARES            VALUE
                                                            ------            -----

 *Hinet Holdings, Ltd..................................    4,258,114   $     10,919
 *Hon Kwok Land Investment Co., Ltd....................    2,290,145         51,090
 Hong Kong and Shanghai Hotels, Ltd....................      562,000        261,196
 Hong Kong Ferry (Holdings) Co., Ltd...................      671,300        516,404
 Hong Kong Parkview Group, Ltd.........................    1,130,000         79,682
 *Hop Hing Holdings, Ltd...............................      660,265         26,242
 Hsin Chong Construction Group, Ltd....................    1,569,658         70,436
 *Hualing Holdings, Ltd................................    1,344,000         51,694
 *Hudson Holdings, Ltd.................................      256,000         38,401
 Hung Hing Printing Group, Ltd.........................      934,442        616,994
 IDT International, Ltd................................    4,028,486        371,874
 *ITC Corp., Ltd.......................................      466,157         24,504
 *Ideal Pacific Holdings, Ltd..........................      838,000         53,720
 *Imgo, Ltd............................................    1,464,000        152,036
 *Innovative International (Holdings), Ltd.............    1,474,003          5,480
 *Interchina Holdings Co., Ltd.........................      900,000         96,927
 *Interform Ceramics Technologies, Ltd.................    1,104,000          2,831
 #International Bank of Asia, Ltd......................    2,615,714        647,246
 International Pipe, Ltd...............................    2,253,587        187,806
 *Island Dyeing & Printing Co., Ltd....................      444,000          2,619
 *Isteelasia.com, Ltd..................................      667,286         12,833
 JCG Holdings, Ltd.....................................    1,048,333        624,991
 *Jackin International Holdings, Ltd...................      210,000          5,923
 *Jinhui Holdings Co., Ltd.............................      370,000          7,875
 K Wah International Holdings, Ltd.....................    4,255,737        398,308
 *KPI Co., Ltd.........................................      264,000          3,859
 KTP Holdings, Ltd.....................................      180,400          6,939
 *Kader Holdings Co., Ltd..............................      545,600         11,472
 *Kantone Holdings, Ltd................................      743,412          5,719
 Karrie International Holdings, Ltd....................       66,000         11,339
 *Keck Seng Investments (Hong Kong), Ltd...............      858,600         99,073
 Kee-Shing Holdings Co., Ltd...........................      886,000         54,525
 *King Fook Holdings, Ltd..............................    1,000,000         44,873
 Kingboard Chemical Holdings, Ltd......................      926,000        819,184
 Kingmaker Footwear Holdings, Ltd......................    1,058,750        346,143
 *Kong Sun Holdings, Ltd...............................      480,000         18,462
 *Kong Tai International Holdings Co., Ltd.............    8,300,000         13,834
 Kowloon Development Co., Ltd..........................      416,000        208,008
 *Kumagai Gumi Hong Kong, Ltd..........................      970,000         85,811
 *Kwong Sang Hong International, Ltd...................    1,434,000         43,022
 Kwoon Chung Bus Holdings, Ltd.........................      556,000         69,859
 *Lai Sun Development Co., Ltd.........................    2,970,000         40,744
 *Lai Sun Garment (International), Ltd.................    2,325,000         49,185
 *Lam Soon (Hong Kong), Ltd............................      302,310         96,898
 *Lamex Holdings, Ltd..................................    3,628,800         46,525
 Le Saunda Holdings, Ltd...............................      236,000         13,313
 *Leading Spirit High-Tech Holdings Co., Ltd...........    2,310,000          2,962
 *Leefung-Asco Printers Holdings, Ltd..................      144,000         18,647
 *Leung Kee Holdings, Ltd..............................    2,414,000         36,211
 *LifeTec Group, Ltd...................................      922,000         37,827
 *Lippo, Ltd...........................................    1,074,760        112,992
 Liu Chong Hing Bank, Ltd..............................      365,000        360,334
 Liu Chong Hing Investment, Ltd........................      635,200        360,367
 *Logic International Holdings, Ltd....................    1,296,000        139,574
 Luks Industrial Group, Ltd............................      645,555         77,801
 Lung Kee (Bermuda) Holdings, Ltd......................      857,500        145,121
 *Mae Holdings, Ltd....................................    2,220,000         74,003
 *Magnificent Estates, Ltd.............................    3,778,000         13,078

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CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *Magnum International Holdings, Ltd...................      300,000   $      4,692
 *Mansion Holdings, Ltd................................    1,420,360          9,834
 *Mansion House Group, Ltd.............................      698,200         29,093
 Melbourne Enterprises, Ltd............................       45,500        152,839
 Midland Realty (Holding), Ltd.........................      496,000         46,422
 *Millennium Group, Ltd................................      928,000          9,637
 *Min Xin Holdings, Ltd................................      987,200         93,661
 Miramar Hotel & Investment Co., Ltd...................      203,000        162,666
 Moulin International Holdings, Ltd....................    3,496,372        313,789
 *Mui Hong Kong, Ltd...................................    1,845,000         18,687
 Nanyang Holdings, Ltd.................................      137,500         96,959
 National Electronics Holdings, Ltd....................    2,156,000         33,723
 *New Hanison Construction Hldg........................       69,407          3,470
 New Island Printing Holdings, Ltd.....................      176,000         18,052
 *New Rank City Development, Ltd.......................        1,664             85
 *New World China Land, Ltd............................      702,800        184,717
 *New World Cyberbase, Ltd.............................       25,220            152
 *New World Infrastructure, Ltd........................      410,400         92,607
 *Next Media, Ltd......................................      124,000         33,386
 Ngai Lik Industrial Holdings, Ltd.....................    1,556,000        558,585
 *Nph International Holdings, Ltd......................      600,400         89,294
 *Ocean Information Holdings, Ltd......................      122,000          3,097
 *Onfem Holdings, Ltd..................................    1,922,000        113,353
 *Oriental Metals Holdings Co., Ltd....................    1,237,800         37,294
 #Oriental Press Group, Ltd............................    4,080,600        638,271
 Oxford Properties & Finance, Ltd......................      110,000        203,084
 Pacific Andes International Holdings, Ltd.............      156,000         16,401
 *Pacific Century Insurance Holdings, Ltd..............      708,000        157,037
 *Pacific Concord Holding, Ltd.........................    3,284,758        218,992
 *Pacific Plywood Holdings, Ltd........................   10,210,000         34,035
 Paul Y. ITC Construction Holdings, Ltd................      668,446         21,425
 *Peace Mark Holdings, Ltd.............................      337,906         10,571
 *Pearl Oriental Holdings, Ltd.........................    9,064,000         45,322
 Pegasus International Holdings, Ltd...................      226,000         25,498
 *Perfect Treasure Holdings, Ltd.......................      642,000         36,217
 Perfectech International Holdings, Ltd................      571,450         49,088
 Pico Far East Holdings, Ltd...........................    1,190,000         64,079
 *Playmate Toys Holdings, Ltd..........................    1,585,000         48,161
 Pokfulam Development Co., Ltd.........................      234,000         46,202
 *Poly Investments Holdings, Ltd.......................    2,670,000        111,254
 Prestige Properties Holdings, Ltd.....................      965,000         42,066
 *Prime Succession, Ltd................................      768,000         12,308
 *Prosper Evision, Ltd.................................       96,000          1,108
 *#QPL International Holdings, Ltd.....................    1,191,000        439,007
 *Quality Healthcare Asia, Ltd.........................    1,338,000         35,167
 *RNA Holdings, Ltd....................................       20,600            135
 Raymond Industrial, Ltd...............................      605,400         66,752
 Realty Development Corp, Ltd..........................      475,000        133,979
 *Regal Hotels International Holdings, Ltd.............    3,386,000         49,055
 *Rivera Holdings, Ltd.................................    3,160,000        139,774
 Road King Infrastructure, Ltd.........................      449,000        194,286
 *Rockapetta Holdings, Ltd.............................      480,000         22,155
 *Ryoden Development, Ltd..............................    1,912,000        127,471
 *S.A.S.Dragon Holdings, Ltd...........................    1,696,000        128,292
 SA SA International Holdings, Ltd.....................    1,134,000         90,142
 Safety Godown Co., Ltd................................      408,000        180,468
 Saint Honore Holdings, Ltd............................      128,000         11,980
 *Same Time Holdings, Ltd..............................      410,000          6,308
                                                            SHARES            VALUE
                                                            ------            -----

 San Miguel Brewery Hong Kong, Ltd.....................      930,800   $    274,477
 Sea Holdings, Ltd.....................................    1,068,000        154,729
 *Seapower International Holdings, Ltd.................      854,000          3,394
 *Seapower Resources International, Ltd................    2,528,000          8,751
 *Semi-Tech (Global) Co., Ltd..........................    4,273,327         14,245
 Shaw Brothers Hong Kong, Ltd..........................      325,000        333,346
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,255,000        125,505
 #Shenyin Wanguo (Hong Kong), Ltd......................      847,500        108,658
 *Shenzhen International Holdings, Ltd.................    6,187,500        261,789
 *Shougang Concord Century Holdings, Ltd...............    1,292,000         59,633
 *Shougang Concord Grand (Group), Ltd..................    1,701,000        165,745
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    4,166,000        189,613
 *Shougang Concord Technology Holdings, Ltd............    1,647,914        147,895
 Shui On Construction & Materials, Ltd.................      218,000        181,673
 *Shun Ho Construction (Holdings), Ltd.................    1,037,452         21,282
 *Shun Ho Resources Holdings, Ltd......................      483,000         10,651
 *Shun Shing Holdings, Ltd.............................    2,573,600        197,977
 #Shun Tak Holdings, Ltd...............................    4,277,500        784,237
 Silver Grant International Industries, Ltd............    2,087,000        195,329
 *Simsen International Corp., Ltd......................      102,400          3,177
 *Sincere Co., Ltd.....................................      505,500         20,091
 *#Singamas Container Holdings, Ltd....................      320,000         66,874
 *Sino Foundations Holdings, Ltd.......................    1,074,000         30,982
 *Sinocan Holdings, Ltd................................      350,000          1,750
 Sinopec Kantons Holdings, Ltd.........................      414,000         46,179
 *Skynet (International Group) Holdings, Ltd...........      244,240            376
 *Smartone Telecommunications Holdings, Ltd............       92,000        103,799
 *Solartech International Holdings, Ltd................    4,960,000          6,359
 *Sound International, Ltd.............................       79,200          1,117
 South China Brokerage Co., Ltd........................    4,872,000         71,209
 *South China Industries, Ltd..........................    1,124,000         24,498
 South China Information & Technology, Ltd.............      428,700         40,673
 *South East Group, Ltd................................        3,000             38
 *South Sea Development Co., Ltd.......................    2,603,158         22,028
 Southeast Asia Properties & Finance, Ltd..............      175,692         41,672
 *Starlight International Holdings, Ltd................    5,245,170         46,401
 *Stelux Holdings International, Ltd...................    1,307,702         41,915
 *Styland Holdings, Ltd................................      101,808            535
 Sun Hung Kai & Co., Ltd...............................    3,338,600        449,444
 *Suncorp Technologies Ltd.............................       23,760          1,645
 *Sunway International Holdings, Ltd...................      866,000         38,860
 *Suwa International Holdings, Ltd.....................    1,062,000         34,040
 TCC International Holdings, Ltd.......................      678,000         81,711
 *Tack Hsin Holdings, Ltd..............................      542,000        105,624
 Tai Cheung Holdings, Ltd..............................    1,445,000        235,284
 Tai Fook Securities Group, Ltd........................       72,000          9,508
 Tai Sang Land Development, Ltd........................      627,984        146,535
 Tak Sing Alliance Holdings, Ltd.......................    2,909,865         96,999
 *Tak Wing Investment Holdings, Ltd....................      432,800         19,976

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 #Tan Chong International, Ltd.........................      666,000   $    104,173
 Techtronic Industries Co., Ltd........................    1,330,000      1,133,952
 *Tem Fat Hing Fung (Holdings), Ltd....................    5,488,000          9,147
 *Termbray Industries International (Holdings), Ltd....    2,304,900        124,115
 Tern Properties Co., Ltd..............................       61,200         10,593
 Texwinca Holdings, Ltd................................      535,000        459,568
 *Tian An China Investments Co., Ltd...................    7,301,750        137,615
 Tian Teck Land, Ltd...................................    1,098,000        246,355
 Trans-Ocean (International), Ltd......................      860,000        136,723
 *Trasy Gold Ex, Ltd...................................        2,060              6
 *Triplenic Holdings, Ltd..............................    2,378,000         25,000
 Tristate Holdings, Ltd................................      138,000         38,925
 Truly International Holdings, Ltd.....................    1,014,000        331,512
 *Tung Fong Hung Holdings, Ltd.........................    3,473,235         75,256
 Tungtex (Holdings) Co., Ltd...........................      788,000        204,585
 Tysan Holdings, Ltd...................................    1,040,773         24,152
 *UDL Holdings, Ltd....................................       23,700            213
 *USI Holdings, Ltd....................................      928,999        102,432
 *United Power Investment, Ltd.........................    1,664,000         36,695
 *Universal Appliances, Ltd............................    2,770,000         23,794
 Universe International Holdings, Ltd..................      382,226         28,423
 Van Shung Chong Holdings, Ltd.........................      854,400         88,729
 *Vanda Systems & Communications Holdings, Ltd.........      644,000         63,577
 Varitronix International, Ltd.........................      252,288        156,069
 *Veeko International Holdings, Ltd....................    1,420,000         20,573
 Vitasoy International Holdings, Ltd...................      819,000        147,005
 Wah Ha Realty Co., Ltd................................      278,600         26,432
 *Wah Nam Group, Ltd...................................    1,934,800          5,953
 *Wai Kee Holdings, Ltd................................    1,562,738        134,240
 *Wang On Group, Ltd...................................    4,644,000          7,740
 *Welback Holdings, Ltd................................    2,570,000         61,287
 *Wiltec Holdings, Ltd.................................      378,511          9,706
 *Winfoong International, Ltd..........................    1,210,000         27,614
 *Wing Fai International, Ltd..........................    3,380,000         78,436
 Wing On Co. International, Ltd........................      565,000        224,560
 Wing Shan International, Ltd..........................      896,000         40,207
 *Winsan China Investment Group, Ltd...................      384,000          5,317
 Winsor Properties Holdings, Ltd.......................      498,000        172,391
 *Wo Kee Hong (Holdings), Ltd..........................      972,000         14,456
 Wong's International (Holdings), Ltd..................      400,641        138,689
 *Wonson International Holdings, Ltd...................    4,040,000         36,258
 World Houseware (Holdings), Ltd.......................      605,700         20,191
 YGM Trading, Ltd......................................      228,000        131,543
 Yangtzekiang Garment Manufacturing Co., Ltd...........      405,000         74,253
 *Yanion International Holdings, Ltd...................      118,000         18,457
 Yaohan International Caterers, Ltd....................      512,000         43,981
 *Yaohan International Holdings, Ltd...................      974,000              0
 Yau Lee Holdings, Ltd.................................      534,000         19,170
 *Yeebo International Holdings, Ltd....................       40,800          1,412
 *Yiu Wing International Holdings, Ltd.................    1,404,200         21,964
 *Yoshiya International Corp., Ltd.....................      612,300         12,953
 *Yue Fung International Group Holding, Ltd............    3,974,000         15,285
 *Yugang International, Ltd............................   11,916,000        103,887
 *Yunnan Enterprises Holdings, Ltd.....................      240,000         21,232
 *eSun Holdings, Ltd...................................      653,600         29,748
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $75,027,405)...................................                  40,135,209
                                                                       ------------
                                                            SHARES            VALUE
                                                            ------            -----

RIGHTS/WARRANTS -- (0.0%)
 *Applied China, Ltd. Warrants 04/30/04................      207,250   $        266
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      248,600            510
 *B-Tech Holdings, Ltd. Rights 06/30/03................       62,100             48
 *Champion Technology Holdings, Ltd. Warrants
   01/06/03............................................    4,814,802          6,173
 *Climax International Co., Ltd. Warrants 02/08/04.....       59,200             76
 *Companion Building Material International Holdings,
   Ltd. Warrants 08/13/02..............................    3,463,213          4,440
 *Haier CCT Holdings, Ltd. Warrants 02/26/04...........       37,851            330
 *Hop Hing Holdings, Ltd. Warrants 04/30/05............      132,053          1,422
 Isteelasia.Com Warrants 06/17/05......................      133,457            736
 *Paul Y. ITC Construction Holdings, Ltd. Warrants
   08/29/03............................................      133,689            686
 South China Brokerage Rights..........................      974,400          1,999
 *Tian An China Investments Co., Ltd. Warrants
   12/03/04............................................      871,150          3,351
 *Van Shung Chong Holdings, Ltd. Warrants 11/18/04.....       85,440          6,463
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $310,291)......................................                      26,500
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $4,025).......................................                       4,026
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $75,341,721)...................................                  40,165,735
                                                                       ------------
SINGAPORE -- (27.4%)
COMMON STOCKS -- (27.2%)
 *A.V. Jennings Homes, Ltd.............................      510,400        297,854
 ASA Ceramic, Ltd......................................      586,000        121,067
 Acma, Ltd.............................................    2,126,700        108,339
 *Allgreen Properties, Ltd.............................      195,000        112,582
 *Alliance Technology & Development, Ltd...............      156,000          9,271
 #Amtek Engineering, Ltd...............................      540,625        358,028
 Apollo Enterprises, Ltd...............................      193,000         66,092
 Armstrong Industrial Corp.............................      730,000         26,858
 *Asia Food and Properties, Ltd........................    3,106,000        105,484
 *Benjamin (F.J.) Holdings, Ltd........................      797,000        225,560
 Bonvests Holdings, Ltd................................      825,000        196,127
 *Brilliant Manufacturing, Ltd.........................      579,000        108,150
 *Broadway Industrial Group, Ltd.......................      352,000         19,924
 Bukit Sembawang Estates, Ltd..........................       71,334        488,559
 *CK Tang, Ltd.........................................      614,000         59,082
 *CSE Systems & Engineering, Ltd.......................      583,000        160,046
 CWT Distribution, Ltd.................................      461,500        210,282
 Causeway Investment, Ltd..............................      248,000         20,003
 Central Properties, Ltd...............................       66,000        706,058
 Cerebos Pacific, Ltd..................................      176,000        187,286
 Chemical Industries (Far East), Ltd...................      105,910         48,558
 Chevalier Singapore Holdings, Ltd.....................       35,000          9,113
 #Chip Eng Seng Corp., Ltd.............................    1,420,000        128,601
 *Chosen Holdings, Ltd.................................      829,000        124,347
 Chuan Hup Holdings, Ltd...............................    3,050,000        707,813

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Chuan Soon Huat Industrial Group, Ltd.................      614,000   $    139,015
 Clipsal Industries Holdings, Ltd......................      126,976        166,742
 #Comfort Group, Ltd...................................    2,469,000      1,034,160
 *Compact Metal Industries, Ltd........................      643,000         32,756
 Cosco Investment, Ltd.................................    1,222,000        148,711
 Courts Singapore, Ltd.................................      495,000        172,312
 Creative Technology Co., Ltd..........................       26,000        231,051
 Cycle & Carriage, Ltd.................................      148,000        397,077
 *#Digiland International, Ltd.........................      708,000         78,145
 Dovechem Terminals Holdings, Ltd......................      339,000        140,074
 *Eagle Brand Holdings, Ltd............................      671,000         81,657
 #Eastern Asia Technology, Ltd.........................      842,500        231,284
 Eastgate Technology, Ltd..............................      870,000         73,866
 *Econ International, Ltd..............................    1,242,000         63,270
 Eng Wah Organisation, Ltd.............................      265,000         35,999
 First Capital Corp., Ltd..............................    1,215,000        667,087
 *Freight Links Express Holdings, Ltd..................    1,648,000         51,304
 Fu Yu Manufacturing, Ltd..............................    1,291,000        332,485
 Fuji Offset Plates Manufacturing, Ltd.................       33,750          3,630
 GB Holdings, Ltd......................................      200,000         92,262
 GK Goh Holdings, Ltd..................................    1,120,000        424,744
 GP Industries, Ltd....................................      602,000        212,966
 *General Magnetics, Ltd...............................      308,000         16,126
 #Ges International, Ltd...............................    1,049,000        249,379
 *Goldtron, Ltd........................................      473,000          5,355
 Guthrie GTS, Ltd......................................    1,174,400        146,242
 *HTP Holdings, Ltd....................................      479,000         82,693
 Hai Sun Hup Group, Ltd................................    2,604,000        272,676
 #Haw Par Brothers International, Ltd..................      565,200      1,420,430
 *Hind Hotels International, Ltd.......................      171,000        167,447
 Ho Bee Investment, Ltd................................      761,000         94,764
 *Hong Fok Corp., Ltd..................................    1,796,000        182,984
 Hong Leong Singapore Finance, Ltd.....................      598,000        727,737
 *Horizon Education & Technologies, Ltd................      646,000         67,645
 Hotel Grand Central, Ltd..............................      875,280        235,329
 Hotel Plaza, Ltd......................................    1,189,000        407,166
 Hotel Properties, Ltd.................................    1,393,000        906,742
 Hotel Royal, Ltd......................................      144,333        109,473
 Hour Glass, Ltd.......................................      298,000         77,591
 Huan Hsin Holdings, Ltd...............................      419,500        320,553
 Hup Seng Huat, Ltd....................................      900,200         68,787
 Hwa Hong Corp., Ltd...................................    2,785,000        606,905
 Hwa Tat Lee, Ltd......................................      682,500        210,540
 *I-One.Net International, Ltd.........................    1,392,000         43,335
 IDT Holdings, Ltd.....................................      514,000        459,679
 *IPC Corp., Ltd.......................................    1,936,000         71,228
 *Inno-Pacific Holdings, Ltd...........................      962,500         32,688
 International Factors (Singapore), Ltd................      290,000         76,328
 Intraco, Ltd..........................................      292,500         94,370
 Isetan (Singapore), Ltd...............................       98,000        166,411
 *Jack Chia-MPH, Ltd...................................      729,000         70,147
 Jaya Holdings, Ltd....................................    2,127,000        294,964
 Jurong Cement, Ltd....................................      132,500         56,999
 Jurong Engineering, Ltd...............................      112,000         91,288
 *K1 Ventures, Ltd.....................................    2,842,500        273,517
 #Keppel Land, Ltd.....................................      134,000        115,288
 *Keppel Telecommunications and Transportation, Ltd....    1,376,000        771,060
 Khong Guan Flour Milling, Ltd.........................       19,000         15,056
 Kian Ann Engineering, Ltd.............................      868,000         95,805
                                                            SHARES            VALUE
                                                            ------            -----

 Kian Ho Bearings, Ltd.................................      277,000   $     18,815
 Kim Eng Holdings, Ltd.................................    1,775,200        793,796
 Koh Brothers, Ltd.....................................    1,494,000        105,705
 *L & M Group Investments, Ltd.........................      451,100         12,767
 *LC Development, Ltd..................................    1,191,767         62,398
 *#Labroy Marine, Ltd..................................    2,600,000        441,499
 Lee Kim Tah Holdings, Ltd.............................      795,000         58,499
 *#Leong Hin Holdings, Ltd.............................      404,000        160,072
 Liang Huat Aluminum, Ltd..............................    1,477,000         50,161
 *Lim Kah Ngam, Ltd....................................      350,999          8,940
 Low Keng Huat Singapore, Ltd..........................      372,000         61,063
 Lum Chang Holdings, Ltd...............................    1,134,030        218,242
 Magnecomp International, Ltd..........................      583,000        115,497
 *Manufacturing Integration Technology, Ltd............      604,000         85,470
 Marco Polo Developments, Ltd..........................      925,000      1,010,494
 *Mediaring.Com, Ltd...................................    2,094,000        142,230
 Metalock (Singapore), Ltd.............................       60,000         12,736
 Metro Holdings, Ltd...................................    1,575,800        441,510
 *Multi-Chem, Ltd......................................      957,000         94,795
 #Natsteel Broadway, Ltd...............................      546,000        988,957
 *Natsteel, Ltd........................................      506,000        489,758
 *Neptune Orient Lines, Ltd............................      215,000        124,129
 *Nera Telecommunications, Ltd.........................      738,000        227,660
 *Nippecraft, Ltd......................................    1,013,000         34,403
 *Orchard Parade Holdings, Ltd.........................    1,084,022        230,093
 *Ossia International, Ltd.............................      708,000         72,134
 Overseas Union Enterprise, Ltd........................      357,000      1,444,804
 Overseas Union Trust (Foreign)........................      163,800        419,070
 *PCI, Ltd.............................................      530,000        158,996
 *Pacific Can Investment Holdings, Ltd.................      101,000          1,715
 Pan-United Corp., Ltd.................................    1,624,000        312,536
 Pentex-Schweizer Circuits, Ltd........................      916,000        114,065
 Pertama Holdings, Ltd.................................      459,750         40,336
 *Pokka Corp. (Singapore), Ltd.........................      159,000         17,550
 Prima, Ltd............................................      106,000        263,994
 Provisions Suppliers Corp.............................    3,373,000        229,104
 Republic Hotels and Resorts, Ltd......................      887,000        647,661
 Robinson & Co., Ltd...................................      284,832        862,536
 Rotary Engineering, Ltd...............................    1,231,000        146,323
 SMB United, Ltd.......................................    1,254,000        138,410
 SNP Corp., Ltd........................................      207,495         73,992
 *SPP, Ltd.............................................      454,000         16,703
 San Teh, Ltd..........................................      838,406        144,740
 Scotts Holdings, Ltd..................................    1,807,250        414,293
 Sea View Hotel, Ltd...................................       66,000        261,503
 Sembcorp Marine, Ltd..................................      266,000        164,113
 Sin Soon Huat, Ltd....................................      929,000         47,325
 Sing Investments & Finance, Ltd. (Foreign)............       94,500         69,269
 Singapore Food Industries, Ltd........................      486,000        229,698
 Singapore Land, Ltd...................................      130,000        257,541
 Singapore Reinsurance Corp., Ltd......................    1,400,850        182,370
 Singapore Shipping Corp., Ltd.........................    1,302,000        143,708
 Singapura Building Society, Ltd.......................      139,250        104,041
 Singatronics, Ltd.....................................      748,000         97,379
 Smrt Corporation, Ltd.................................      280,000        106,186
 Ssangyong Cement (Singapore), Ltd.....................      236,000        174,992
 Stamford Tyres Corp., Ltd.............................       62,000         14,564
 Straits Trading Co., Ltd..............................    1,117,200      1,112,957
 *Sunright, Ltd........................................      378,000         62,048
 *Superbowl Holdings, Ltd..............................      490,000         47,150

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Superior Metal Printing, Ltd..........................      490,500   $     52,751
 Tiger Medicals, Ltd...................................      224,000        278,937
 *Tiong Woon Corp. Holding, Ltd........................      652,000         53,512
 *Transmarco, Ltd......................................      106,500         55,158
 *Tuan Sing Holdings, Ltd..............................    3,362,000        190,297
 UOB-Kay Hian Holdings, Ltd............................    1,602,000        616,604
 *Ultro Technologies, Ltd..............................      530,000         83,998
 Unisteel Technology, Ltd..............................      690,000        234,334
 United Engineers, Ltd.................................      632,666        447,630
 United Industrial Corp., Ltd..........................      520,000        203,089
 United Overseas Insurance, Ltd........................      125,500        198,190
 United Overseas Land, Ltd.............................      920,000        937,335
 United Pulp & Paper Co., Ltd..........................      354,000         83,655
 *Uraco Holdings, Ltd..................................    2,507,600        383,228
 *Van Der Horst, Ltd...................................       18,543         77,859
 *Vertex Venture Holdings, Ltd.........................    1,120,210        155,346
 WBL Corp., Ltd........................................      510,000        574,458
 Wearnes International (1994), Ltd.....................       33,000         13,729
 Wing Tai Holdings, Ltd................................      661,000        273,123
 Yeo Hiap Seng, Ltd....................................      102,000        102,479
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $52,463,608)...................................                  38,119,615
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars
   (Cost $166,758).....................................                     168,355
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7%
   (Non-Redeemable Convertible)
   (Cost $102,710).....................................      172,500        109,356
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04.........................      236,300          3,344
 Armstrong Industries Rights...........................      730,000          7,231
 Chip Eng Seng Corp., Ltd. Warrants 06/12/04...........      355,000          7,535
 FJ Benjamin Holdings, Ltd. Rights 07/10/02............      797,000         15,789
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $45,740).......................................                      33,899
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $52,778,816)...................................                  38,431,225
                                                                       ------------
NEW ZEALAND -- (10.6%)
COMMON STOCKS -- (10.5%)
 *AFFCO Holdings, Ltd..................................      603,825         64,522
 *Advantage Group, Ltd.................................      101,600         22,700
 Baycorp Advantage, Ltd................................      312,958        638,429
 CDL Hotels NZ, Ltd....................................      657,244         86,192
 *CDL Investments NZ, Ltd..............................      262,935         23,626
 Cavalier Corp., Ltd...................................       77,444        233,215
 Colonial Motor Co., Ltd...............................       47,895         65,137
 *Cue Energy Resources NL..............................      452,354         11,425
 DB Group, Ltd.........................................      132,089        384,942
 Ebos Group, Ltd.......................................       57,108         87,374
 *Evergreen Forests, Ltd...............................      323,301         97,359
 *Fisher & Paykel Apppliances Holdings, Ltd............      169,339        756,697
 Fisher & Paykel Industries, Ltd.......................      162,566        651,419
 *Force Corp., Ltd.....................................      380,914          9,436
 Hallenstein Glassons Holdings, Ltd....................      142,638        180,130
                                                            SHARES            VALUE
                                                            ------            -----

 Hellaby Holdings, Ltd.................................      118,179   $    154,982
 Horizon Energy Distribution, Ltd......................       40,420         65,769
 Independent Newspapers, Ltd. (Auckland)...............      667,000      1,214,882
 *Kingsgate International Corp., Ltd...................      479,679         44,267
 *Met Lifecare, Ltd....................................      202,860        123,164
 Michael Hill International, Ltd.......................       90,546        219,895
 Natural Gas Corp. Holdings, Ltd.......................    1,859,760        984,601
 *New Zealand Oil & Gas, Ltd...........................      402,731         72,376
 New Zealand Refining Co., Ltd.........................       62,819        472,933
 Northland Port Corp. (New Zealand), Ltd...............      108,571        134,999
 Nuplex Industries, Ltd................................      206,598        316,092
 Owens Group, Ltd......................................      138,522         72,664
 *Pacific Retail Group, Ltd............................      123,160        185,442
 *Pan Pacific Petroleum NL.............................      402,731         17,214
 Port of Tauranga, Ltd.................................      175,276        617,216
 Ports of Auckland.....................................      277,726        876,813
 Reid Farmers, Ltd.....................................      146,734         75,546
 Restaurant Brand New Zealand, Ltd.....................      256,737        239,423
 *Richina Pacific, Ltd.................................      137,322         41,353
 Sanford, Ltd..........................................      250,512        626,632
 Scott Technology, Ltd.................................       48,074         48,802
 *Seafresh Fisheries...................................       80,520          1,564
 *Shotover Jet, Ltd....................................      106,500         24,829
 Sky City, Ltd.........................................      393,692      1,185,565
 South Port New Zealand, Ltd...........................       30,744         25,983
 Steel & Tube Holdings, Ltd............................      151,610        217,234
 *Summit Gold, Ltd.....................................      107,419          5,426
 *Tasman Agriculture, Ltd..............................      157,056         41,956
 *Tasman Farms.........................................      157,056              0
 Taylors Group, Ltd....................................       29,646         23,615
 Tourism Holdings, Ltd.................................      222,252        104,712
 *Trans Tasman Properties, Ltd.........................      891,408        112,571
 *Tranz Rail Holdings, Ltd.............................      316,409        482,565
 Trustpower, Ltd.......................................      458,529        786,174
 Warehouse Group, Ltd..................................      334,000      1,200,481
 Waste Management NZ, Ltd..............................      254,272        376,682
 Williams & Kettle, Ltd................................       38,372         67,096
 Wrightson, Ltd........................................      317,720        160,493
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,939,367)...................................                  14,734,614
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
BONDS -- (0.1%)
Capital Properties New Zealand, Ltd. Notes
    8.500%, 04/15/05
      (Cost $210,192)..................................  $       201         99,957
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $49,305)......................................                      49,450
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 New Zealand Oil & Gas, Ltd. Rights 07/05/02
   (Cost $0)...........................................      201,365          6,846
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $15,198,864)...................................                  14,890,867
                                                                       ------------

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

MALAYSIA -- (0.3%)
                                                            SHARES            VALUE
                                                            ------            -----
COMMON STOCKS -- (0.3%)
 *Abrar Corp. Berhad...................................       40,000   $      6,158
 *Autoways Holdings Berhad.............................       10,000          3,395
 *Kuala Lumpur Industries Holdings Berhad..............      138,000         17,976
 *Lbs Bina Group Berhad................................        1,500            395
 *MBF Holdings Berhad..................................    2,228,250        120,208
 *Perdana Industrial Holdings Berhad...................       46,000          3,753
 *Promet Berhad........................................    1,143,000         87,229
 *RNC Corp. Berhad.....................................       33,000          3,560
 *Rahman Hydraulic Tin Berhad..........................      111,000         19,425
 *Rekapacific Berhad...................................      473,000         57,258
 *Saship Holdings Berhad...............................      223,520         52,351
 *Tai Wah Garments Manufacturing Berhad (Foreign)......       60,000          6,947
 *Wing Tiek Holdings Berhad............................       95,800         22,437
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $2,561,491)....................................                     401,092
                                                                       ------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
 Sansui Electric Co., Ltd.
   (Cost $25,906)......................................      252,052         21,030
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.............................          950            229
 *Exergy, Inc..........................................        7,260              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $4,302)........................................                         229
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (3.0%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets, 1.82%,
   07/01/02 (Collateralized by U.S. Treasury Notes
   3.625%, 03/31/04, valued at $4,223,993) to be
   repurchased at $4,161,631
   (Cost $4,161,000)...................................   $    4,161      4,161,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $200,396,150)++....                $140,183,675
                                                                       ============

--------------------------------------------------------------------------------
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $200,396,151.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2002
                                  (UNAUDITED)


                                                               SHARES         VALUE
                                                               ------         -----
UNITED KINGDOM -- (97.7%)
COMMON STOCKS -- (96.8%)
 600 Group P.L.C.......................................      100,910   $     89,984
 AEA Technology P.L.C..................................       37,258        165,552
 AIM Group P.L.C.......................................       32,063         85,530
 AIT Group P.L.C.......................................        6,891          3,414
 *API Group P.L.C......................................       51,500         62,017
 *ASW Holdings P.L.C...................................      849,314         32,366
 Abacus Polar P.L.C....................................       75,000        314,391
 Abbeycrest P.L.C......................................       42,590         63,947
 Abbot Group P.L.C.....................................       92,595        202,542
 Acal P.L.C............................................       13,671        121,908
 *Acatos & Hutcheson P.L.C.............................       39,436         48,692
 Adam & Harvey Group P.L.C.............................       10,500         28,249
 *Advanced Medical Solutions P.L.C.....................       29,802          3,975
 *Advanced Power Components, Ltd.......................       47,871         29,918
 *African Lakes Corp. P.L.C............................        7,760            769
 *Airflow Streamlines P.L.C............................       20,500         19,843
 Airsprung Furniture Group P.L.C.......................       58,000         62,772
 Alba P.L.C............................................      105,025        596,342
 Alexandra Workwear P.L.C..............................       86,243         77,563
 Alexon Group P.L.C....................................       86,632        287,219
 Allders P.L.C.........................................       16,000         35,974
 Allen P.L.C...........................................       50,000        251,132
 Alpha Airports Group P.L.C............................      392,541        409,875
 Alphameric P.L.C......................................      172,688        214,534
 Alumasc Group P.L.C...................................      100,245        179,546
 Alvis P.L.C...........................................      191,010        468,768
 Amberley Group P.L.C..................................      200,000         79,265
 Amey P.L.C............................................       11,353         31,064
 Amstrad P.L.C.........................................      149,652         78,701
 *Andrew Sykes Group P.L.C.............................      203,650        355,440
 *Anglesey Mining P.L.C................................       55,000          1,048
 Anglo Eastern Plantations P.L.C.......................       57,166         56,641
 *Anite Group P.L.C....................................      250,000        281,999
 *Antisoma P.L.C.......................................      163,333         50,417
 *Applied Optical Technologies P.L.C...................       75,383         45,389
 *Arena Leisure P.L.C..................................      350,516        149,604
 *Argonaut Games, Ltd..................................      100,000         54,876
 Armitage Brothers P.L.C...............................        4,000          9,390
 *Armour Trust P.L.C...................................      198,500         52,951
 Ashtenne Holdings P.L.C...............................       50,000        181,013
 Aukett Associates P.L.C...............................      149,201          9,666
 Austin Reed Group P.L.C...............................       68,999        151,454
 Autologic Holdings P.L.C..............................       17,489        121,964
 Avesco P.L.C..........................................       29,998         67,447
 Avon Rubber P.L.C.....................................       25,041         63,172
 *Axis-Shield P.L.C....................................       18,284         70,792
 Axon Group P.L.C......................................       19,756         35,385
 *Azlan Group P.L.C....................................      185,000        399,029
 *BNB Resources P.L.C..................................       49,000         27,262
 BPP Holdings P.L.C....................................      106,500        383,934
 BSS Group P.L.C.......................................       47,905        339,555
 BWD Securities P.L.C..................................       10,951         68,441
 Babcock International Group P.L.C.....................      310,464        570,262
 Baggeridge Brick P.L.C................................       98,000        121,747
 Bailey (Ben) Construction P.L.C.......................       26,000         43,992

                                                               SHARES         VALUE
                                                               ------         -----

 Bailey (C.H.) P.L.C...................................      109,500   $      9,180
 Bailey (C.H.) P.L.C. Class B..........................       10,000          2,134
 Barr (A.G.) P.L.C.....................................       43,000        299,872
 Beattie (James) P.L.C.................................      132,247        324,555
 Bellway P.L.C.........................................       93,000        682,583
 Bemrose Corp. P.L.C...................................       50,375         72,180
 Benchmark Group P.L.C.................................       36,513        137,752
 Bespak P.L.C..........................................       55,918        436,839
 Bett Brothers P.L.C...................................       33,108        178,654
 *Biocompatibles International P.L.C...................       47,336         72,155
 Biotrace International P.L.C..........................       75,000        117,182
 Birse Group P.L.C.....................................      421,901         99,682
 Black Arrow Group P.L.C...............................       56,500         46,938
 Blacks Leisure Group P.L.C............................       60,959        226,727
 *Blagden Industries P.L.C.............................      131,092              0
 Blick P.L.C...........................................       68,555        194,370
 Bloomsbury Publishing P.L.C...........................        5,307         59,661
 Body Shop International P.L.C.........................      194,000        316,418
 Bodycote International P.L.C..........................       23,848         77,066
 *Boosey & Hawkes P.L.C................................       35,500        110,932
 Boot (Henry) & Sons P.L.C.............................       47,000        208,481
 *Bradstock Group P.L.C................................      130,000          6,440
 Brake Brothers P.L.C..................................       25,261        316,711
 Brammer (H.) P.L.C....................................       86,623        205,984
 Brewin Dolphin Holdings P.L.C.........................       69,762         82,413
 Bristol Water Holdings P.L.C..........................       12,000        231,849
 *British Biotech P.L.C................................      698,000         69,158
 British Polythene Industries P.L.C....................       56,740        307,039
 Britt Allcroft Co. P.L.C..............................       25,000        161,006
 Brown & Jackson P.L.C.................................      296,819        153,832
 *Brunel Holding P.L.C.................................       11,935         11,643
 Budgens P.L.C.........................................      306,137        624,145
 Bulgin (A.F.) & Co. P.L.C.............................       36,000          3,567
 *Bullough P.L.C.......................................      256,000         72,192
 Bulmer (H.P.) Holdings P.L.C..........................       60,500        306,636
 *Burn Stewart Distillers P.L.C........................      142,500        107,522
 *Burnden Leisure P.L.C................................       33,000          1,761
 Burndene Investments P.L.C............................      175,001        148,050
 Burtonwood Brewery P.L.C..............................       38,000        152,341
 Business Post Group P.L.C.............................       25,000        145,763
 *CLS Holdings P.L.C...................................      122,907        420,600
 CML Microsystems P.L.C................................        3,361         11,143
 Cadcentre Group P.L.C.................................       10,000         61,735
 Caffyns P.L.C.........................................        6,000         43,672
 *Cairn Energy P.L.C...................................       60,206        295,051
 *Calluna P.L.C........................................       77,140              0
 Camellia P.L.C........................................        2,950        159,634
 *Cammell Laird Group P.L.C............................      256,158         23,428
 *Cape P.L.C...........................................      119,518         32,793
 Capital & Regional Properties P.L.C...................       25,571        107,775
 Carclo Engineering Group P.L.C........................      100,463         59,724
 Care UK P.L.C.........................................       64,835        192,223
 *Carlisle Holdings, Ltd...............................        8,709         22,900
 Carpetright P.L.C.....................................      102,500        929,645
 Carr's Milling Industries P.L.C.......................       19,000         46,629
 Castings P.L.C........................................       79,000        211,941
 *Cenes Pharmaceuticals P.L.C..........................      298,612         30,725

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

                                                               SHARES         VALUE
                                                               ------         -----
 Chamberlin & Hill P.L.C...............................       18,000   $     53,504
 Chapelthorpe P.L.C....................................      564,527         68,842
 Charles Taylor Group P.L.C............................       15,656         96,414
 *Charter P.L.C........................................       88,743        229,287
 Chemring Group P.L.C..................................       49,000        229,677
 Chime Communications P.L.C............................       71,838         82,128
 Chloride Group P.L.C..................................      485,500        266,421
 Christie Group P.L.C..................................       53,263         41,001
 Chrysalis Group P.L.C.................................      268,082        890,841
 Churchill China P.L.C.................................       30,000         75,454
 City Centre Restaurants P.L.C.........................      174,871        178,595
 Clarkson (Horace) P.L.C...............................       44,733        136,034
 *Clinical Computing P.L.C.............................       40,000         18,902
 Clinton Cards P.L.C...................................      144,460        418,386
 Clydeport P.L.C.......................................       12,500         82,218
 Coats Viyella P.L.C...................................      275,000        232,649
 Colefax & Fowler Group P.L.C..........................       60,000         69,966
 Communisis P.L.C......................................      237,134        637,991
 Compel Group P.L.C....................................        5,000          5,907
 Cookson Group P.L.C...................................      147,334        108,923
 Coral Products P.L.C..................................       50,000         28,200
 *Cordiant Communications Group P.L.C..................       85,000         99,119
 *Corporate Services Group P.L.C.......................       82,200         44,481
 Cosalt P.L.C..........................................       30,700        135,476
 Countryside Property P.L.C............................       94,086        276,795
 Countrywide Assured Group P.L.C.......................      133,374        299,874
 Courts P.L.C..........................................      110,722        508,015
 *Cox Insurance Holdings P.L.C.........................      144,666        135,618
 *Cradley Group Holdings P.L.C.........................       80,000         10,975
 Cranswick P.L.C.......................................        9,358        142,646
 Crest Nicholson P.L.C.................................      267,250        890,113
 *Creston Land & Estates P.L.C.........................        5,000          4,268
 Croda International P.L.C.............................       59,635        248,165
 Cropper (James) P.L.C.................................       22,000         64,220
 *Crown Sports P.L.C...................................      250,000         35,250
 *Culver Holdings P.L.C................................          338             82
 *DCS Group P.L.C......................................       10,000          3,582
 DFS Furniture Co. P.L.C...............................       41,300        259,057
 DTZ Holdings P.L.C....................................       89,500        161,666
 Daejan Holdings P.L.C.................................       25,000        583,052
 Dairy Crest Group P.L.C...............................        5,000         37,308
 *Danka Business Systems P.L.C.........................       15,000         11,604
 Dart Group P.L.C......................................       74,000        307,943
 *Dawson International P.L.C...........................      100,688         61,392
 *Dechra Pharmaceiticals P.L.C.........................       50,000         93,746
 Delta P.L.C...........................................      150,000        232,078
 Deltron Electronics P.L.C.............................        8,621          7,490
 Densitron International P.L.C.........................       74,175         30,811
 Derwent Valley Holdings P.L.C.........................       90,000      1,046,751
 Development Securities P.L.C..........................       50,000        317,059
 Devro P.L.C...........................................      180,143        219,676
 Dewhurst P.L.C........................................        9,000         13,719
 Dewhurst P.L.C. Class A Non-Voting....................       15,500         17,130
 Diagonal P.L.C........................................       34,200         34,407
 Dicom Group P.L.C.....................................       30,000        204,640
 Diploma P.L.C.........................................       22,648        109,610
 Domestic & General Group P.L.C........................       17,223        169,991
 Domino Printing Sciences P.L.C........................      355,935        778,572
 Domnick Hunter Group P.L.C............................       30,000        118,211
 Dowding & Mills P.L.C.................................      336,440        151,288

                                                               SHARES         VALUE
                                                               ------         -----

 Druck Holdings P.L.C..................................        8,000   $     42,681
 *Dyson Group P.L.C....................................       14,250         41,488
 EBC Group P.L.C.......................................       33,685         88,316
 East Surrey Holdings P.L.C............................       36,800        159,310
 *Easynet Group P.L.C..................................       75,000         97,175
 Edinburgh Fund Managers Group P.L.C...................       61,000        251,985
 *Eidos P.L.C..........................................       55,300        107,897
 Eldridge Pope & Co. P.L.C.............................       25,000         96,985
 Eleco Holdings P.L.C..................................      104,685         35,904
 Electronic Data Processing P.L.C......................       55,200         30,712
 Electronics Boutique P.L.C............................      150,000        280,094
 *Emess P.L.C..........................................      288,250         21,969
 Ennstone P.L.C........................................      295,323        151,931
 Enodis P.L.C..........................................      275,329        333,653
 Eurocopy P.L.C........................................       41,051         28,941
 Eurodis Electron P.L.C................................       87,500         84,695
 Euromoney Institutional Investors P.L.C...............       65,000        307,150
 European Colour P.L.C.................................       82,090         26,278
 European Motor Holdings P.L.C.........................      118,325        234,475
 *European Telecom P.L.C...............................        7,000            320
 *Evans of Leeds Contingent Units P.L.C................       80,000              0
 *Express Dairies P.L.C................................      722,000        310,908
 Expro International Group P.L.C.......................       54,966        387,509
 *Eyretel P.L.C........................................      134,000         86,810
 FCX International P.L.C...............................       68,275        294,526
 *FII Group P.L.C......................................       41,166          6,275
 Falcon Holdings P.L.C.................................        5,500         13,624
 Fenner P.L.C..........................................       92,146        177,682
 *Ferguson International Holdings P.L.C................       89,105         47,539
 Ferraris Group P.L.C..................................        9,600         29,121
 *Fibernet Group P.L.C.................................       45,339         33,519
 Filtronic P.L.C.......................................        4,138          9,051
 Financial Objects P.L.C...............................        7,000          4,268
 Fine Art Developments P.L.C...........................      142,288        749,363
 First Technology P.L.C................................      117,111        798,853
 *Firth (G.M.) Holdings P.L.C..........................      163,080         15,537
 Firth Rixson P.L.C....................................      216,888         58,683
 Fisher (Albert) Group P.L.C...........................       76,000        170,876
 *Fitness First P.L.C..................................       20,000        109,751
 Forminster P.L.C......................................       43,333         17,504
 Forth Ports P.L.C.....................................      133,690      1,737,279
 Fortress Holdings P.L.C...............................      120,728         43,707
 *Foster (John) & Son P.L.C............................       27,500          4,506
 Freeport Leisure P.L.C................................       25,814        159,953
 French Connection Group P.L.C.........................       25,000        379,175
 *Friendly Hotels P.L.C................................       51,533         34,170
 Friends, Ivory & Sime P.L.C...........................       60,039        209,578
 Fuller, Smith & Turner P.L.C. Series A................       20,000        153,956
 Fulmar P.L.C..........................................      107,500        113,886
 *Future Network P.L.C.................................      315,000        271,291
 GWR Group P.L.C.......................................       49,700        197,730
 Galliford P.L.C.......................................      467,870        262,095
 Games Workshop Group P.L.C............................       12,932         91,762
 *Gaming International P.L.C...........................       14,000         13,231
 *Gardner Group P.L.C..................................       26,923          3,796
 Garton Engineering P.L.C..............................       10,248          5,858

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

                                                               SHARES         VALUE
                                                               ------         -----
 Gaskell P.L.C.........................................       36,000   $     18,383
 *Gearhouse Group P.L.C................................       25,000         11,051
 Geest P.L.C...........................................       70,956        599,745
 Gibbs & Dandy P.L.C...................................        4,500         25,380
 Gleeson (M.J.) Group P.L.C............................       22,471        351,093
 Glenmorangie P.L.C....................................       20,000        224,075
 *Glotel P.L.C.........................................       15,300         14,576
 Go-Ahead Group P.L.C..................................       40,000        400,896
 Goldshield Group P.L.C................................       14,400         86,703
 Gowrings P.L.C........................................        5,000          7,812
 Grainger Trust, Ltd...................................       22,000        370,562
 Grantchester Holdings P.L.C...........................       37,800        118,120
 Greene King P.L.C.....................................       10,162        123,689
 *Greenwich Resources P.L.C............................      438,664         18,388
 Greggs P.L.C..........................................       26,000      1,525,844
 Guiness Peat Group P.L.C..............................      155,255        131,345
 *Gyrus Group P.L.C....................................       30,072        106,118
 Haden Maclellan Holdings P.L.C........................      226,224        105,176
 Halstead (James) Group P.L.C..........................       74,908        295,736
 Hamley's P.L.C........................................       47,500        117,658
 Hampson Industries P.L.C..............................      105,886         29,860
 *Hampton Trust P.L.C..................................      232,050         25,645
 Hanover International P.L.C...........................       11,940         20,020
 Hardys & Hansons P.L.C................................       48,000        257,915
 *Hartstone Group P.L.C................................      240,263         13,734
 Harvey Nash Group P.L.C...............................      183,750        172,258
 Havelock Europa P.L.C.................................       27,660         26,352
 *Hawtin P.L.C.........................................      196,500         29,953
 Haynes Publishing Group P.L.C.........................       14,703         25,774
 Headlam Group P.L.C...................................      152,974        592,281
 Heath (Samuel) & Sons P.L.C...........................        7,500         34,869
 Helical Bar P.L.C.....................................       35,000        406,803
 *Helphire Group P.L.C.................................      134,600        276,984
 Henlys Group P.L.C....................................        8,303         23,098
 Heywood Williams Group P.L.C..........................      140,400        446,220
 Highbury House Communications P.L.C...................      439,166        205,850
 High-Point P.L.C......................................       57,510         30,682
 Hill & Smith Holdings P.L.C...........................       86,850        101,276
 *Hiscox P.L.C.........................................       91,000        201,828
 Hit Entertainment P.L.C...............................      106,848        431,607
 Hitachi Credit (UK) P.L.C.............................       16,412         32,522
 Holidaybreak P.L.C....................................       92,974        788,684
 Holmes Place P.L.C....................................       56,067        106,830
 *Horace Small Apparel P.L.C...........................      137,500         12,052
 House of Fraser P.L.C.................................      200,000        215,691
 *Howard Holdings P.L.C................................       57,730         29,040
 Hunting P.L.C.........................................      223,174        432,040
 Huntleigh Technology P.L.C............................       24,925        145,706
 *Huntsworth P.L.C.....................................       90,000         26,066
 *IAF Group P.L.C......................................       30,000          3,201
 IG Group P.L.C........................................       10,000         29,191
 *IMS Group P.L.C......................................       75,000          5,145
 *IQE P.L.C............................................       47,400         31,611
 *ISA International P.L.C..............................       95,214         10,885
 *Ids Group P.L.C......................................       23,000         15,426
 *Imagination Technologies Group P.L.C.................      189,698         76,628
 Incepta Group P.L.C...................................      351,000        222,040
 Inchcape P.L.C........................................       12,000        138,561

                                                               SHARES         VALUE
                                                               ------         -----

 *Industrial & Commercial Holdings P.L.C...............        5,000   $        114
 Informa Group P.L.C...................................       37,229        119,740
 *Intec Telecom Systems P.L.C..........................      100,000         54,113
 Intelek P.L.C.........................................       99,880         26,644
 *Interx P.L.C.........................................       20,000          2,972
 Intserve P.L.C........................................      144,534        994,727
 *Inveresk P.L.C.......................................      100,000         53,732
 *Irevolution Group P.L.C..............................        5,000          1,029
 *Isoft Group P.L.C....................................        7,540         28,446
 Isotron P.L.C.........................................       50,325        240,874
 Ite Group P.L.C.......................................      234,741        104,662
 Itnet P.L.C...........................................       35,754         94,831
 J.& J. Dyson P.L.C....................................       28,500         85,366
 *JKX Oil and Gas P.L.C................................      220,533         63,031
 Jarvis Hotels P.L.C...................................      215,318        380,728
 Jarvis P.L.C..........................................      193,379        952,112
 *Jarvis Porter Group P.L.C............................       99,894         26,647
 John David Sports P.L.C...............................      114,500        526,222
 Johnson Group Cleaners P.L.C..........................      110,535        672,278
 Johnston Group P.L.C..................................       26,000        139,704
 Johnston Press P.L.C..................................        7,280         41,170
 Joseph (Leopold) Holdings P.L.C.......................       14,000        183,528
 Jourdan (Thomas) P.L.C................................       40,000         11,890
 *K S Biomedix Holdings P.L.C..........................       94,500         32,411
 KBC Advanced Technologies P.L.C.......................       25,000         26,104
 *Kalamazoo Computer Group P.L.C.......................       56,120          7,485
 Keller Group P.L.C....................................      110,000        507,217
 *Kensington Group P.L.C...............................       30,000         92,374
 *Kewill Systems P.L.C.................................       10,000          3,315
 Kier Group P.L.C......................................       10,915         99,661
 *Kiln P.L.C...........................................      200,000        170,724
 Kleeneze P.L.C........................................       84,300        141,350
 *Knowledge Support Systems Group P.L.C................       25,000          6,193
 Kunick P.L.C..........................................      420,000        105,635
 Laing (John) P.L.C....................................      275,961        713,007
 Laird Group P.L.C.....................................        6,000         15,137
 Lambert Howarth Group P.L.C...........................       25,200         57,235
 *Lamont Holdings P.L.C................................       72,231          3,303
 *Laura Ashley Holdings P.L.C..........................      499,150        140,760
 Lavendon Group P.L.C..................................       20,092         54,056
 Le Riche Group, Ltd...................................        6,900         61,003
 Leeds Group P.L.C.....................................       86,938         35,118
 *Leeds Sporting P.L.C.................................       66,000          5,785
 *Leicester City P.L.C.................................      100,000         21,340
 Lex Service P.L.C.....................................       20,000        145,420
 Lincat Group P.L.C....................................       19,000         97,023
 Linton Park P.L.C.....................................       39,000        209,556
 Linx Printing Technologies P.L.C......................       27,000        114,827
 Litho Supplies P.L.C..................................       20,000          8,384
 Locker (Thomas) Holdings P.L.C........................      176,168         10,741
 London Bridge Software Holdings P.L.C.................       57,269         72,456
 *London Clubs International P.L.C.....................      144,646         29,766
 *London Forfeiting Co. P.L.C..........................       12,000          2,881
 London Scottish Bank P.L.C............................      263,000        531,187
 Lookers P.L.C.........................................       53,160        151,531
 *Lorien P.L.C.........................................       60,000         72,710
 Low & Bonar P.L.C.....................................       95,000        105,712
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985          6,722

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

                                                               SHARES         VALUE
                                                               ------         -----
 *M.L. Laboratories P.L.C..............................       51,042   $     24,119
 *MDIS Group P.L.C.....................................      342,029        161,622
 MFI Furniture Group P.L.C.............................       60,855        118,272
 MMT Computing P.L.C...................................        3,000          4,276
 MS International P.L.C................................       71,500         59,399
 MSB International P.L.C...............................       16,000         13,902
 MacDonald Hotels P.L.C................................       45,500        136,286
 MacFarlane Group Clansman P.L.C.......................      228,287        245,328
 Macro 4 P.L.C.........................................       42,500         33,040
 Maiden Group P.L.C....................................       16,800         84,508
 Mallett P.L.C.........................................       24,837         86,509
 Manganese Bronze Holdings P.L.C.......................       32,184         51,266
 Marlborough Stirling P.L.C............................      150,000        250,370
 Marshalls P.L.C.......................................      225,800        994,713
 *Martin International Holdings P.L.C..................      135,800         22,770
 Marylebone Warwick Balfour Group P.L.C................       73,345        105,093
 Mayflower Corp. P.L.C.................................      550,636        642,099
 McAlpine (Alfred) P.L.C...............................      196,111      1,135,956
 McBride P.L.C.........................................       10,000          8,689
 McCarthy & Stone P.L.C................................      194,968        913,870
 McKay Securities P.L.C................................       68,500        209,876
 McLeod Russel Holdings P.L.C..........................       74,524         68,159
 *Medical Solutions P.L.C..............................       26,658          8,940
 *Medisys P.L.C........................................      150,134         93,829
 Mentmore Abbey P.L.C..................................      236,561        367,807
 Menzies (John) P.L.C..................................       57,314        300,972
 *Merant P.L.C.........................................      172,500        259,001
 Merchant Retail Group P.L.C...........................      185,666        399,758
 Merrydown P.L.C.......................................       59,927         45,217
 Metal Bulletin P.L.C..................................       95,500        236,555
 Metalrax Group P.L.C..................................      358,740        412,860
 Mice Group P.L.C......................................       39,909         38,325
 *Microgen Holdings P.L.C..............................       45,816         27,935
 Mitie Group P.L.C.....................................      500,000        998,430
 Molins P.L.C..........................................       68,000        357,605
 Monsoon P.L.C.........................................       71,000        126,084
 *Morse P.L.C..........................................       36,866        100,590
 *Moss Brothers Group P.L.C............................      163,400         84,062
 Mowlem (John) & Co. P.L.C.............................      313,730        958,841
 Mtl Instruments Group P.L.C...........................        4,348         11,433
 Mucklow (A & J) Group P.L.C...........................      175,000        630,878
 *NHP P.L.C............................................      125,000        144,334
 NHP P.L.C.............................................       46,875         54,125
 *NSB Retail P.L.C.....................................      150,000         43,443
 *NXT P.L.C............................................       22,446         24,122
 Nestor Healthcare Group P.L.C.........................      180,200      1,263,539
 New Look Group P.L.C..................................      101,256        357,312
 Newcastle United P.L.C................................      148,923         46,536
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550        118,182
 Nord Anglia Education P.L.C...........................        5,000         18,101
 Northamber P.L.C......................................       75,888         73,455
 Northgate P.L.C.......................................      118,200        942,313
 *OEM P.L.C............................................       12,000          5,488
 Ocean Wilson Holdings, Ltd............................       84,250        105,308
 Ockham Holdings P.L.C.................................      194,688        105,352
 *Orbis P.L.C..........................................      142,859         11,977
 Osborne & Little P.L.C................................       11,200         58,046
 *Ottakar's P.L.C......................................       30,000         72,481
 Owen (H.R.) P.L.C.....................................       30,000         70,652
 *Oxford Biomedica, Ltd................................       75,000         20,293

                                                               SHARES         VALUE
                                                               ------         -----

 Oxford Instruments P.L.C..............................       43,051   $    141,091
 *Oxford Molecular Group P.L.C.........................       41,440          6,001
 *PPL Therapeutics P.L.C...............................       43,529         10,285
 PSD Group P.L.C.......................................       43,500        253,628
 *Paladin Resources P.L.C..............................       74,000         67,962
 Paragon Group of Companies P.L.C......................       47,000        155,465
 Parity Group P.L.C....................................      128,750         77,521
 *Park Food Group P.L.C................................      291,600         98,899
 *Partners Holdings P.L.C..............................       40,000          7,622
 Partridge Fine Arts P.L.C.............................       58,000         54,372
 Paterson Zochonis P.L.C...............................       22,000        276,664
 Paterson Zochonis P.L.C. Non-Voting...................       27,000        226,362
 Pendragon P.L.C.......................................       95,750        452,456
 *Penna Consulting P.L.C...............................       33,000        168,514
 *Peptide Therapeutics Group P.L.C.....................       35,000        113,371
 Peterhouse Group P.L.C................................       85,427        501,991
 *Pharmagene P.L.C.....................................      160,000        124,385
 Photo-Me International P.L.C..........................      142,620         40,219
 Photo-Scan P.L.C......................................       40,777         75,210
 *Phytopharm P.L.C.....................................       12,600         89,118
 *Pic International Group P.L.C........................      342,975        264,016
 Pittards P.L.C........................................       60,985         55,776
 Planit Holdings P.L.C.................................      235,000        184,481
 *Plantation & General Investment P.L.C................       70,623         16,955
 *Plasmon P.L.C........................................      100,000        131,092
 Portmeirion Potteries (Holdings) P.L.C................       22,856         67,067
 Porvair P.L.C.........................................       62,000        129,003
 *Powderject Pharmaceuticals P.L.C.....................       44,500        284,895
 Precoat International P.L.C...........................       25,000         26,866
 *Premier Consolidated Oilfields P.L.C.................      152,488         50,556
 *Pressac Holdings P.L.C...............................       78,129         34,537
 *Probus Estates P.L.C.................................       83,333          2,223
 *Property Partnerships P.L.C..........................       10,000          7,926
 *Protherics P.L.C.....................................      482,694        187,624
 *Proudfoot P.L.C......................................      310,972        346,035
 *Provalis P.L.C.......................................      375,538         30,053
 Prowting P.L.C........................................      157,630        427,696
 *Psion P.L.C..........................................      165,200        122,132
 QS Holdings P.L.C.....................................       95,775         44,527
 *QSP Group P.L.C......................................       31,250          3,334
 *Queens Moat Houses P.L.C.............................      159,000         33,325
 Quintain Estates & Development P.L.C..................      108,350        383,171
 *Qxl.com P.L.C........................................      130,000            892
 RJB Mining P.L.C......................................       16,000         23,901
 *RM P.L.C.............................................       45,490         50,966
 *RMS Communications P.L.C.............................       15,000              0
 RPC Group P.L.C.......................................       43,400        106,510
 RPS Group P.L.C.......................................      192,594        374,308
 *Radamec Group P.L.C..................................       35,000         16,539
 *Radstone Technology P.L.C............................       35,000        137,379
 Ransom (William) & Son P.L.C..........................       30,000         20,578
 *Recognition Systems Group P.L.C......................       90,342          3,098
 Redrow Group P.L.C....................................       91,721        357,919
 *Redstone Telecom P.L.C...............................      148,707          1,757
 *Reece P.L.C..........................................      283,750          3,244
 Reed Executive P.L.C..................................      116,500        295,676
 Reed Health Group P.L.C...............................      155,333        346,879
 Reg Vardy P.L.C.......................................      103,597        585,075

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES         VALUE
                                                               ------         -----
 Regent Inns P.L.C.....................................       95,068   $    193,460
 Reliance Security Group P.L.C.........................        9,000        107,007
 Renishaw P.L.C........................................      146,806        947,705
 Renold P.L.C..........................................      144,000        136,091
 Ricardo Group P.L.C...................................       94,709        526,939
 *Richmond Oil & Gas P.L.C.............................      220,000              0
 *Rodime P.L.C.........................................      435,000         82,885
 *Rolfe & Nolan P.L.C..................................       24,000         24,511
 Roseby's P.L.C........................................       45,692        207,555
 Rotork P.L.C..........................................      174,885        906,374
 Rowe Evans Investments P.L.C..........................       86,917        139,776
 Roxboro Group P.L.C...................................       17,586         66,079
 *Roxspur P.L.C........................................       45,958          3,678
 *Royal Doulton P.L.C..................................      240,000         33,840
 Royalblue Group P.L.C.................................       11,800         52,612
 Rutland Trust P.L.C...................................      174,255         89,647
 S & U P.L.C...........................................       21,140        179,649
 SCS Upholstery P.L.C..................................       29,000        111,618
 SFI Group P.L.C.......................................       26,841         80,601
 *SHL Group P.L.C......................................       15,000         25,380
 SIG P.L.C.............................................      103,200        460,131
 Safeland P.L.C........................................       25,000         16,196
 Salvesen (Christian) P.L.C............................      183,157        251,271
 Sanctuary Group P.L.C.................................      320,000        235,355
 Sanderson Bramall Motor Group P.L.C...................       68,166        328,345
 Saville (J.) Gordon Group P.L.C.......................      391,413        717,458
 Savills P.L.C.........................................      104,000        289,316
 Scapa Group P.L.C.....................................       44,337         35,481
 *Scipher P.L.C........................................       28,803         37,100
 Scottish Radio Holdings P.L.C.........................       17,200        230,721
 Secure Trust Group P.L.C..............................       27,118        167,826
 Selfridges P.L.C......................................       40,000        178,345
 Senior Engineering Group P.L.C........................      122,900         82,429
 *Servicepower Technologies P.L.C......................      150,000         30,867
 Severfield-Rowan P.L.C................................       20,000         86,581
 Shaftesbury P.L.C.....................................      137,500        531,321
 Shanks & McEwan Group P.L.C...........................       92,900        240,028
 Sherwood International, Ltd...........................       16,674         23,510
 Shiloh P.L.C..........................................       14,500         65,534
 *ShopRite Group P.L.C.................................      204,780         25,752
 Silentnight Holdings P.L.C............................       84,300        212,025
 Simon Engineering P.L.C...............................      348,089        267,953
 Sinclair (William) Holdings P.L.C.....................       53,000         42,414
 Sindall (William) P.L.C...............................       66,000        343,063
 Sirdar P.L.C..........................................       41,600         44,071
 Skillsgroup P.L.C.....................................       79,475         38,767
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500        135,988
 *Smartlogik P.L.C.....................................      207,000            442
 Smith (David S.) Holdings P.L.C.......................       30,000         79,570
 *Soco International P.L.C.............................       59,000        223,488
 South Staff Water Holdings P.L.C......................      108,000        987,759
 Southampton Leisure Holdings P.L.C....................       19,615         10,166
 Spirax-Sarco Engineering P.L.C........................       55,100        351,498
 *Sportsworld Media Group P.L.C........................       26,049          2,085
 Spring Group P.L.C....................................      169,495        140,809
 Springwood P.L.C......................................       37,500         70,881
 St. Modwen Properties P.L.C...........................       50,000        109,370
 Staffware P.L.C.......................................       12,000         50,760
 Stanley (Charles) Group P.L.C.........................       76,800        248,769
 Stanley Leisure Organisation P.L.C....................      221,258      1,193,929

                                                               SHARES         VALUE
                                                               ------         -----

 Sterling Publishing Group P.L.C.......................       75,298   $      9,469
 Stirling Group P.L.C..................................      193,011         82,379
 *Stratagem Group P.L.C................................       70,315         21,972
 *Stylo P.L.C..........................................      127,367         65,040
 *Superscape P.L.C.....................................       14,621          6,575
 Swallowfield P.L.C....................................       15,000         20,464
 Syltone P.L.C.........................................       50,400         75,673
 *Synstar P.L.C........................................      143,000        111,169
 T & S Stores P.L.C....................................      138,335        747,523
 *Tadpole Technology P.L.C.............................      109,090         24,943
 *Tandem Group P.L.C...................................      327,365              0
 Tarsus Group P.L.C....................................       34,855         39,848
 Taylor & Francis Group P.L.C..........................       14,600        125,741
 *Teamtalk.com Group P.L.C.............................      375,000         32,868
 Ted Baker P.L.C.......................................       38,800        138,692
 Telemetrix P.L.C......................................      165,708        229,859
 *Telme.com P.L.C......................................      250,000         44,777
 *Telspec P.L.C........................................       25,000         24,199
 *Ten Alps Communications P.L.C........................        2,352            627
 Terence Chapman Group P.L.C...........................       62,500         15,243
 Tex Holdings P.L.C....................................       14,000         16,112
 The Innovation Group P.L.C............................       20,000         27,133
 The Malcolm Group P.L.C...............................      109,377        134,214
 The Television Corp. P.L.C............................       14,000         49,617
 Thorntons P.L.C.......................................      158,000        270,948
 Thorpe (F.W.) P.L.C...................................       24,000         45,730
 Tibbett & Britten Group P.L.C.........................       86,123        987,875
 Tinsley (Eliza) Group P.L.C...........................       19,844         10,133
 Topps Tiles P.L.C.....................................       39,690        141,873
 Tops Estates P.L.C....................................       30,088         88,746
 Torex P.L.C...........................................       73,041        673,594
 *Torotrak P.L.C.......................................       39,193         17,923
 *Tottenham Hotspur P.L.C..............................      150,000         66,308
 Town Centre Securities (New) P.L.C....................      142,137        300,077
 *Trace Computers P.L.C................................       33,552         32,732
 Transport Development Group P.L.C.....................       19,782         67,244
 Triad Group P.L.C.....................................        9,412          7,030
 Trifast P.L.C.........................................      135,388        137,239
 Ulster Television, Ltd................................      115,602        660,804
 *Ultima Networks P.L.C................................      100,000          3,049
 Ultra Electronics Holdings P.L.C......................       39,745        262,632
 Ultraframe P.L.C......................................       37,200        165,011
 Umeco P.L.C...........................................        6,250         26,914
 Uniq P.L.C............................................       20,000         44,205
 Unite Group P.L.C.....................................      103,051        379,355
 Universal Salvage P.L.C...............................       14,255         49,651
 *Vanguard Medica Group P.L.C..........................       13,172         29,816
 *Vega Group P.L.C.....................................       32,300         45,789
 *Vert (Jacques) P.L.C.................................       45,000          9,603
 Vibroplant P.L.C......................................       83,100        117,171
 Victoria Carpet Holdings P.L.C........................       12,000         27,438
 Victrex P.L.C.........................................       96,254        449,703
 Viglen Technology P.L.C...............................       13,791          6,622
 Vitec Group P.L.C.....................................       15,242        109,198
 *Vocalis Group P.L.C..................................       16,000            915
 Volex Group P.L.C.....................................       58,801        135,792
 Vosper Thornycroft Holdings P.L.C.....................       18,675        391,417
 Wagon Industrial Holdings P.L.C.......................       65,292        219,952
 Walker Greenbank P.L.C................................       53,105         16,595
 Warner Estate Holdings P.L.C..........................       70,000        361,188
 *Waterdorm P.L.C......................................      105,000              0

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES         VALUE
                                                               ------         -----
 Waterman Partnership Holdings P.L.C...................       74,473   $    164,037
 *Watermark Group P.L.C................................       50,000         80,027
 *Waverly Mining Finance P.L.C.........................       42,500          5,507
 Weir Group P.L.C......................................       35,236        152,539
 Wellington Holdings P.L.C.............................        9,000         13,513
 Wembley P.L.C.........................................        6,053         68,278
 Westbury P.L.C........................................      202,522      1,044,978
 *Weston Medical Group P.L.C...........................       50,200         74,608
 *Wetherspoon (J.D.) P.L.C.............................       25,000        118,897
 Whatman P.L.C.........................................      241,935        405,665
 White Young Green P.L.C...............................        9,000         23,116
 *Whitehead Mann Group P.L.C...........................       45,000        241,795
 *Whittard of Chelsea P.L.C............................       30,000         28,352
 *Wiggins Group P.L.C..................................    1,148,266        137,838
 Wilmington Group P.L.C................................       28,692         56,638
 Wilshaw P.L.C.........................................      198,409         80,146
 Wilson (Connolly) Holdings P.L.C......................       51,000        127,494
 Wintrust P.L.C........................................       22,500        184,347
 Wolverhampton & Dudley Breweries P.L.C................       78,873        793,503
 Worthington Group P.L.C...............................      102,653          6,259
 Wyevale Garden Centres P.L.C..........................       36,271        257,092
 Wyndeham Press Group P.L.C............................       63,066        108,149
 *XAAR P.L.C...........................................       18,405         16,412
 *Xenova Group P.L.C...................................      145,714        113,279
 YJL P.L.C.............................................       35,932         20,676
 Yates Brothers Wine Lodges P.L.C......................       23,373         57,895
 Yorklyde P.L.C........................................       25,555         25,320
 *Yorkshire Group P.L.C................................       82,504         44,017
 Young & Co's Brewery P.L.C............................       10,000        107,465
 Young & Co's Brewery P.L.C. Class A...................        5,234         63,228
 Yule Catto & Co. P.L.C................................       53,557        247,771
 *Zetters Group P.L.C..................................       34,486         70,704
 Zotefoams P.L.C.......................................       62,000         88,365
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $93,530,473)...................................                 105,820,221
                                                                       ------------

                                                               SHARES         VALUE
                                                               ------         -----

INVESTMENT IN CURRENCY -- (0.6%)
 *British Pound Sterling
   (Cost $639,381).....................................                $    632,272
                                                                       ------------
RIGHTS/WARRANTS -- (0.3%)
 *Creston P.L.C. Warrants 03/31/04.....................        1,000              0
 *Lamont Holdings P.L.C. Rights 06/18/02...............       90,288            688
 *Letter of Entitlements - Audemars Piguet.............       90,242              0
 WSP Group P.L.C. 06/21/01.............................       90,000        340,914
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $368,326)......................................                     341,602
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $94,538,180)...................................                 106,794,095
                                                                       ------------

TEMPORARY CASH
  INVESTMENTS -- (2.3%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc., 1.82%,
   07/01/02 (Collateralized by FMC Discount Notes
   1.72%, 09/12/02, valued at $2,551,396) to be
   repurchased at $2,513,381
   (Cost $2,513,000)...................................   $    2,513      2,513,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $97,051,180)++.................................                $109,307,095
                                                                       ============

--------------------------------------------------------------------------------
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $97,062,323.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2002
                                  (UNAUDITED)

                                                            SHARES            VALUE
                                                            ------            -----
FRANCE -- (14.3%)
COMMON STOCKS -- (14.3%)
 Alten.................................................       2,400    $     26,073
 Apem SA...............................................       1,000          46,912
 *April Group SA.......................................       5,200          80,989
 Arkopharma............................................       1,200          63,939
 Assystem SA...........................................       2,657          62,848
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................       2,367         312,084
 #Bains de Mer et du Cercle des Etrangers a Monaco.....       4,615         819,053
 *Beghin-Say...........................................       3,300         129,389
 *Beneteau SA..........................................       2,200          99,296
 *Berger Levrault SA...................................         476          55,473
 Boiron SA.............................................       3,800         300,238
 Bonduelle SA..........................................         600          41,480
 Bongrain SA...........................................       1,200          59,969
 Brioche Pasquier SA...................................       5,200         359,495
 Burelle SA............................................       4,030         257,116
 CEGID SA..............................................       4,500         266,659
 *COM 1 SA.............................................         450           2,191
 *CS Communication et Systemes.........................       9,966          44,341
 Carbone Lorraine......................................      33,245       1,037,542
 Cegedim SA............................................       6,400         384,305
 *Cereol...............................................       1,628          52,416
 Change de la Bourse SA................................         614          14,814
 Christian Dalloz SA...................................       2,585         280,831
 Cie Francaise des Ferrailles..........................      10,576         443,918
 Cie Industrielle et Financiere d'Ingenierie SA
   Ingenico............................................      56,200       1,218,324
 *#Club Mediterranee SA................................       2,500          82,714
 Compagnie Financiere Saint-Honore.....................         770         102,740
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................         500          29,802
 Comptoir des Entrepreneurs SA.........................         900          29,999
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................       2,992       1,226,314
 *Consortium International de Diffusion et de
   Representation Sante................................         600          10,951
 Continentale d'Entreprises SA.........................      20,087         867,931
 Credit Foncier et Communal d'Alsace et de Lorraine....         840         203,668
 Cristalleries de Baccarat.............................       1,090         103,883
 Damart SA.............................................      22,900       2,184,765
 De la Rue Imperiale de Lyon...........................      14,432       1,992,626
 Deveaux SA............................................       1,040          75,391
 Didot-Bottin..........................................       1,620         125,996
 Dynaction SA..........................................      10,660         304,262
 Electricite de Strasbourg.............................      23,784       1,096,968
 *Elior................................................      13,300         108,104
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................      29,814               0
                                                            SHARES            VALUE
                                                            ------            -----

 Esso SA...............................................       1,500    $    124,737
 *Etam Developpement SA................................       1,500          22,859
 *#Euro Disney SCA.....................................     137,250         104,375
 Exploitation de Parcs & Garages SA....................           1              38
 Explosifs et de Produits Chimiques....................         524         124,721
 #Faurecia SA..........................................       3,100         132,875
 Fimalac SA............................................     104,100       4,780,747
 Fimalac SA............................................       2,837         126,365
 Fininfo SA............................................       9,760         269,416
 Fonciere Lyonnaise SA.................................       4,596         133,904
 Fonderies Franco Belge................................         492          44,752
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................       4,250         302,213
 *GCI (Groupe Chatellier Industrie SA).................       7,258             717
 GFI Industries SA.....................................       6,845         170,089
 GFI Informatique SA...................................       3,400          23,606
 Gantois Series A......................................         647          58,979
 Gascogne SA...........................................       6,472         484,507
 *#Gaumont.............................................      14,607         678,033
 *Generale de Geophysique SA...........................      20,770         707,698
 *Generale de Sante....................................       3,100          49,139
 Gevelot...............................................       3,584         129,197
 Gifi..................................................         800          24,493
 Grands Moulins de Strasbourg..........................         110          17,165
 Grandvision SA........................................       3,300          55,406
 Group Crit............................................         900          21,733
 Groupe AB SA..........................................       2,000          19,752
 Groupe Bourbon SA.....................................         800          57,677
 Groupe du Louvre SA...................................         955          66,023
 Groupe Guillin SA.....................................       1,200          50,961
 Groupe Norbert Dentressangle SA.......................       6,320         169,465
 Groupe Steria.........................................       1,200          20,799
 Groupe Zannier SA.....................................       4,100         365,446
 Guitel-Etienne-Mobilor SA.............................         116           2,400
 Guyenne et Gascogne SA................................      26,000       2,228,872
 Hoteliere Lutetia Concorde............................       2,505         291,190
 Hotels et Casinos de Deauville........................       2,055         456,653
 IMS International Metal Service SA....................      12,630          82,326
 Industrielle et Financiere d'Entreprise SA............         300          23,629
 *Infogrames Entertainment SA..........................      14,200          53,713
 *Informatique et Realite SA...........................       2,643           1,853
 Ipsos SA..............................................         500          34,814
 Kaufman et Broad SA...................................       1,400          28,884
 Laurent-Perrier.......................................         700          19,876
 *Lectra Systemes SA...................................      19,192          74,870
 Legris Industries SA..................................       9,350         207,772
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................       1,600         205,426
 MRM...................................................       1,424          30,237
 Manitou SA............................................      11,092         801,887
 *Marionnaud Parfumeries Retails Perfumes..............       1,667          77,034
 Matussiere et Forest SA...............................      13,600         104,096

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *#Metaleurop SA.......................................      35,449    $    107,832
 *Montupet SA..........................................      32,450         418,232
 *NAF NAF SA...........................................       4,200          67,820
 *Neopost SA...........................................       1,200          47,762
 Nord-Est SA...........................................       2,707          69,511
 PSB Industries SA.....................................       1,240         102,197
 Parc Asterix SA.......................................         822          26,555
 Penauille Polyservices SA.............................       2,200          46,715
 *Pier Import Europe SA................................      12,100          37,165
 *Pierre & Vacances....................................       1,100          82,511
 Pinguely-Haulotte SA..................................      25,000         200,982
 Plastic Omnium........................................       5,141         396,036
 Prosodie SA...........................................         900          26,666
 *Provimi SA...........................................       3,300          68,410
 Radiall SA............................................       1,340          82,052
 Robertet SA...........................................       1,076          91,922
 *Rodriguez Group SA...................................       1,600         108,402
 Rougier SA............................................       2,040         126,224
 SA Fromageries Bel la Vache Qui Rit...................         500          59,257
 SDR de Bretagne SA....................................         714          11,741
 SGE (Societe Generale d'Enterprise SA)................         252          17,086
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................       3,064         535,617
 SR Teleperformance....................................      90,928       2,182,207
 *Sabate SA............................................       2,400          32,118
 Sabeton...............................................      13,500         138,663
 Samse SA..............................................       4,400         391,099
 Sechilienne-Sidec.....................................       2,200         195,550
 Securidev SA..........................................       1,500          17,629
 Selectibanque SA......................................       7,100         118,505
 Sidergie SA...........................................       4,000         157,032
 #Skis Rossignol SA....................................      41,668         406,585
 Smoby SA..............................................         500          16,296
 Societe Financiere Interbail SA.......................      17,550         554,304
 *Societe Francais des Papiers Peints..................         400           9,442
 Sopra SA..............................................       6,900         272,516
 Stef-Tfe SA...........................................         332          18,690
 Sucriere de Pithiviers-le-Vieil.......................       1,825         706,547
 Taittinger SA.........................................      12,700       1,818,712
 Touax (Touage Investissement SA)......................      10,378         179,367
 *Transiciel SA........................................       2,400          42,784
 Trigano SA............................................       1,400          54,063
 *Trouvay et Cauvin SA.................................       1,500           4,592
 Ubi Soft Entertainment SA.............................       2,200          39,110
 Unilog SA.............................................       6,320         289,619
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................      31,700       1,933,251
 *Valtech, La Defense..................................      20,000          14,617
 Vermandoise de Sucreries..............................         323         280,723
 *Viel et Cie..........................................      44,339         172,972
 Vilmorin et Cie SA....................................       2,349         198,354
 Virbac SA.............................................       1,713         251,571
                                                                       ------------
TOTAL -- FRANCE
  (Cost $29,924,677)...................................                  42,296,841
                                                                       ------------
GERMANY -- (11.9%)
COMMON STOCKS -- (11.9%)
 *AWD Holding AG.......................................      12,100         281,429
                                                            SHARES            VALUE
                                                            ------            -----

 Aachener Strassenbahn-Und Energie Versorguns AG.......       3,110    $     39,315
 *Acg AG Fuer Chipkarten und Informationssysteme.......       1,400           3,422
 *Adva AG Optical Networking...........................       3,500           5,496
 *Agrob AG.............................................       5,800          41,243
 Aigner (Etienne) AG...................................         600          97,775
 Aixtron AG............................................      20,900         256,985
 Alsen AG, Hamburg.....................................      16,400         358,279
 *Amadeus AG...........................................       1,400          20,989
 Andreae-Noris Zahn AG, Anzag..........................      27,200         604,427
 Anterra Vermoegensverwaltungs AG......................       1,350         131,996
 *Articon Integralis AG................................       2,100           2,924
 *Augusta Technologie AG...............................       3,200          18,994
 *#Ava Allgemeine Handelsgesellschaft der Verbraucher
   AG..................................................       9,950         360,646
 BUS (Berzelius Umwelt Service) AG.....................       5,400          38,825
 Baader Wertpapier Handelsbank AG......................       7,900          33,628
 *#Babcock Borsig AG...................................      37,480          55,154
 #Balda AG.............................................       7,700          21,521
 #Beate Uhse AG........................................      16,800         162,271
 *Bechtle AG...........................................       6,400          36,787
 Berliner Elektro Holding AG...........................      11,061          68,822
 Berliner Kindl-Brauerei AG............................         790         162,310
 Bertrandt AG..........................................       3,100          48,833
 Beru AG...............................................       3,100         166,859
 #Bilfinger & Berger Bau AG, Mannheim..................      14,400         327,101
 *Biodata Information Technology AG....................       1,000              99
 Boewe Systec AG.......................................       3,000          71,702
 *Brau und Brunnen AG..................................       4,995         221,007
 Bremer Energiekonto AG................................       1,200           5,298
 *Bremer Woll-Kaemmerei AG.............................      19,960          33,512
 Brillant AG...........................................       1,310          27,170
 Ce Consumer Electrnic AG..............................       5,800          21,767
 *Ceag AG..............................................      20,670         124,527
 *Celanese AG..........................................      12,850         298,238
 Centrotec Hochleistungskunststoffe AG.................       2,300          20,376
 Cewe Color Holding AG.................................       1,900          25,333
 *Ceyoniq AG...........................................       2,900             172
 *#Comdirect Bank AG...................................      44,900         226,156
 Computerlinks AG......................................         600           3,698
 *#Concordia Bau und Boden AG..........................     102,602         374,930
 *Consors Discount-Broker AG...........................       7,500          91,108
 *DAS Werk AG..........................................       1,200           1,233
 *Dab Bank AG..........................................      22,400          85,173
 *Data Modul AG........................................       2,640          36,242
 Deutsche Steinzeug Cremer & Breuer AG.................      87,200          50,811
 Deutsche Verkehrs-Bank AG.............................       7,124         562,867
 *Dierig Holding AG....................................      10,500          83,997
 Dis Deutscher Industrie Service AG....................       4,200         107,849
 Dom-Braugerei AG......................................       1,100          54,319
 #Douglas Holding AG...................................      12,400         290,856
 *Duerr Beteiligungs AG................................      14,750         332,138
 Dyckerhoff AG DM50....................................      12,750         304,228
 Edscha AG.............................................       2,500          61,751
 *Elmos Semiconductor AG...............................       6,100          61,450
 *ElreingKlinger AG....................................       1,500          40,014
 *#Em TV & Merchandising AG............................      34,700          38,383
 Erlus Baustoffwerke AG................................         297         102,664

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *Erste Kulmbacher Actien Brauerei AG..................         432    $          0
 #Escada AG............................................      10,260         180,368
 *Eurobike AG..........................................       1,700           5,037
 *Evotec Biosystems AG.................................      11,600          73,780
 FJA AG................................................       1,700          57,420
 #Feilmann AG..........................................       6,650         233,154
 *Freenet.De AG........................................       1,900           9,195
 Fuchs Petrolub AG Oel & Chemie........................       2,231         154,259
 *GFK AG...............................................       7,300         133,379
 *GPC Biotech AG.......................................       6,000          36,740
 *Gft Technologies AG..................................       2,100           4,625
 *Gilde Brauerei AG....................................       1,200         397,025
 #Goldschmidt (T.H.) AG................................      83,200       2,218,601
 *Gontard & Metallbank AG..............................       5,344             142
 *Grenkeleasing AG.....................................       3,100          44,088
 Gwag Bayerische Wohnungs-Aktiengesellschaft AG........       2,665         105,281
 HVB Real Estate AG....................................      99,086       1,761,477
 Hamborner AG..........................................      21,000         470,801
 *Herlitz AG...........................................       3,462           8,890
 Hochtief AG...........................................      10,500         195,061
 Holsten-Brauerei AG...................................      38,462         729,332
 *Hucke AG.............................................       8,300          18,854
 IFA Hotel & Touristik AG..............................       7,000          63,603
 *IM International Media AG............................       5,200          11,555
 *Intershop Communications AG..........................       5,200           4,982
 Ivg Holding AG........................................      17,400         174,940
 #Iwka AG..............................................      26,613         331,174
 *Ixos Software AG.....................................       6,100          29,159
 *Jenoptik AG..........................................      13,000         245,869
 *Jumptec Industrielle Computertechnik AG..............       2,000           7,605
 K & S Aktiengesellschaft AG...........................     129,500       2,743,400
 KSB AG................................................       2,387         223,935
 KWS Kleinwanzlebener Saatzucht AG.....................       1,650         783,829
 Kampa-Haus AG.........................................      10,375          52,258
 Kamps AG..............................................      12,350         151,855
 *Kaufring AG..........................................       2,203             587
 Keramag Keramische Werke AG...........................      13,000         564,922
 *#Kloeckner Humboldt-Deutz AG.........................      25,650          56,492
 Kloeckner-Werke AG....................................      14,650         200,247
 Km Europa AG (New)....................................       1,338          27,539
 #Kolbenschmidt Pierburg AG, Duesseldorf...............      28,473         323,387
 *Kontron Embedded Computers AG........................       7,500          48,517
 Kromschroeder (G.) AG.................................      26,520         196,439
 Krones AG.............................................       2,200         112,984
 *LPKF Laser & Electronics AG..........................       2,200          14,036
 *Lambda Physik AG.....................................       3,500          40,789
 *Lehnkering AG........................................      15,300         194,625
 *#Leifheit AG.........................................      12,500         333,323
 #Leoni AG.............................................      25,000         829,605
 *Loewe AG.............................................       1,700          48,354
 *MLF Holding fuer Umwelttechnologie AG................         165               0
 *MLF Holding fuer Umwelttechnologie AG Em 95..........          33               0
 MVV Energie AG........................................      20,200         307,230
 *MWG Biotech AG.......................................       6,600           6,518
 #Mannheimer Aktiengesellschaft Holding AG.............      35,580       1,742,929
 #Markt und Kuehlhallen AG.............................      14,000         311,102
                                                            SHARES            VALUE
                                                            ------            -----

 *Maternus-Kliniken AG, Bad Oyenhausen.................       2,400    $      5,262
 Maxdata AG............................................      11,500          48,043
 Mensch und Maschine Software AG.......................         900          10,133
 *#Mobilcom AG.........................................      10,050          74,839
 *Moenus Textilmaschinen AG............................       5,250             778
 *Moksel (A.) AG.......................................      15,800          40,572
 *Morphosys AG.........................................       1,100          27,649
 Muehlabauer Holdings AG & Co. KGAA....................       1,000          19,555
 *Nemetschek AG........................................       3,800           5,930
 Neue Baumwoll-Spinnerei und Weberei Hof AG............      12,170          93,871
 *Niedermayr Papierwarenfabrik AG......................       1,047          16,545
 Norddeutsche Affinerie AG.............................       9,150         123,804
 Norddeutsche Steingutfabrik AG........................       5,960          27,077
 Pandatel AG...........................................       2,000          16,177
 *Parsytec AG..........................................         700           1,369
 *Pfaff (G.M.) AG......................................      80,000          24,493
 *Pfeiffer Vacuum Technology AG........................       3,300         123,196
 Pfleiderer AG.........................................      17,000         124,243
 *#Phoenix AG, Hamburg.................................      37,500         353,693
 Plambeck Neue Energien AG.............................       3,600          50,274
 Progress-Werk Oberkirch AG............................       5,000         113,577
 Puma AG...............................................       4,900         356,177
 *#Qs Communications AG................................       5,900           3,846
 *RTV Family Entertainment AG..........................       9,500           2,392
 Rational AG...........................................       3,600         146,485
 Reiter Ingolstadt Spinnereimaschinen AG...............       1,200         173,032
 Renk AG...............................................      19,400         424,392
 #Rheinmetall Berlin AG................................      45,000         755,533
 *SAP Systems Integrations AG..........................      11,400         107,523
 *SGL Carbon AG........................................       6,050         108,747
 *#Salzgitter AG.......................................      24,900         253,296
 Sartorius AG..........................................       2,600          23,367
 Schlott Sebaldus AG...................................       1,500          27,703
 *Schneider Rundfunkwerke AG...........................      10,274             812
 Schwarz Pharma AG.....................................       9,000         284,436
 Sektkellerei Schloss Wachenheim AG....................      15,120          86,611
 *Senator Entertainment AG.............................       9,800          12,195
 *Ser Systeme AG.......................................       6,000             770
 *Singulus Technologies AG.............................      11,700         334,986
 Sinner AG, Karlsruhe..................................       4,160          43,139
 #Sixt AG..............................................       6,500          70,615
 Software AG...........................................       7,250          97,380
 *#Stada Arzneimittel AG...............................       5,950         240,931
 *Stahl (R.) AG........................................       2,000          10,864
 *Steag Hamtech AG.....................................       6,900          25,895
 Stoehr & Co. AG.......................................      16,000          97,972
 *Strabag AG...........................................       3,332          64,499
 Stuttgarter Hofbraeu AG...............................      18,000         319,102
 #Sued-Chemie AG.......................................      29,146         791,596
 *Suess Microtec AG....................................       4,600          94,950
 #Takkt AG.............................................      29,100         168,128
 Tarkett AG............................................      12,800          82,170
 *Techem AG............................................       6,600          84,738
 Technotrans AG........................................         600           9,422
 *Telegate AG..........................................       1,400           3,733
 *United Internet AG...................................      15,200         107,335
 VBH (Vereinigter Baubeschlag-Handel) AG...............       9,415          37,194

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *VDN Vereinigte Deutsche Nickel-Werke AG..............      25,500    $    362,656
 VK Muehlen AG.........................................       1,312          71,137
 #Vossloh AG...........................................      15,900         343,116
 W.E.T. Automotive Systems AG..........................         800          26,705
 *WCM Beteiligungs AG..................................     100,666         651,203
 Walter AG.............................................      13,500         386,655
 Walter Bau AG, Augsburg...............................      44,271          43,723
 Wanderer-Werke AG.....................................       7,903         117,078
 *Wedeco AG Water Technology...........................       2,500          45,505
 Westag and Getalit AG, Rheda-Wiedenbrueck.............       7,000          46,320
 Wuerttembergische Hypotheken Bank AG..................      21,827         926,946
 Wuerttembergische Lebensversicherung AG...............       4,430          92,798
 Wuerttembergische Metallwarenfabrik AG................      30,330         464,297
 Wuerzburger Hofbraeu AG...............................         133          38,093
 Zapf Creation AG......................................       1,800          47,110
 Zementwerk Lauffen-Elektrizitaetswerk Heilbronn AG....      10,455         774,421
                                                                       ------------
TOTAL -- GERMANY
  (Cost $38,855,535)...................................                  35,317,206
                                                                       ------------
SWITZERLAND -- (10.4%)
COMMON STOCKS -- (10.0%)
 A. Hiestad Holding AG.................................         100          32,087
 *AFG Arbonia-Forster Holding AG.......................       2,610         165,739
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............          30          16,329
 *Actelion, Ltd........................................       4,400         159,661
 *Alcopor Holding SA...................................         200          22,276
 Also Holding AG.......................................          70          19,521
 *Ascom Holding AG.....................................       2,700          15,240
 BHB Beteiligungs und Finanzgesellschaft...............         150           4,426
 BVZ (Brig Visp Zermatt) Holding AG....................         370          56,439
 Bank Coop AG..........................................       5,881         735,051
 *Bank Sarasin & Cie Series B, Basel...................         274         491,051
 *Banque Cantonale de Geneve...........................       1,344         135,470
 Banque Cantonale du Jura..............................         450          63,502
 Banque Privee Edmond de Rothschild SA, Geneve.........         120         741,861
 *Barry Callebaut AG...................................       1,000         117,932
 Basellandschaftliche Kantonalbank.....................         600         245,943
 Basler Kantonalbank...................................       5,250         233,192
 *Belimo Holdings......................................         130          48,570
 *Bobst Group SA.......................................      18,200         620,058
 Bon Appetit Holding A.................................       1,650         139,704
 Bossard Holding AG....................................       6,350         168,548
 *Bucher Holding AG, Niederweningen....................         671         573,990
 Caisse d'Epargne Cantonale Vaudoise, Lausanne.........         280          97,840
 *Calida Holding AG....................................         396          46,568
 Carlo Gavazzi Holding AG..............................         910          42,805
 *Charles Voegele Holding AG...........................       1,800          56,849
 Cie Financiere Tradition..............................       2,500         335,988
 *Crossair AG, Basel...................................         660          20,401
 Daetwyler Holding AG, Atldorf.........................         348         542,526
 *Disetronic Holding AG................................         400         220,408
                                                            SHARES            VALUE
                                                            ------            -----

 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................       8,390    $  2,226,960
 *ESEC Holding AG......................................         400          43,275
 Edipresse SA, Lausanne................................         694         275,147
 Eichhof Holding AG....................................         188          85,779
 Energie Electrique du Simplon SA......................         350          32,692
 Escor AG, Duedingen...................................         744          15,123
 *Feintol International Holding AG.....................         110          22,175
 Financiere Michelin, Granges-Paccot...................         637         240,135
 Fischer (Georg) AG, Schaffhausen......................         720         141,760
 Forbo Holding AG, Eglisau.............................       1,100         403,588
 Fuchs Petrolub AG Oel & Chemie Non-Voting.............       2,001         132,849
 *Galenica Holding AG..................................         120          23,989
 Galenica Holding AG, Bern Series B....................         405         378,288
 *Geberit AG...........................................         870         245,540
 Generale d'Affichage, Geneve..........................         290         128,421
 Generali (Switzerland) Holdings, Adliswil.............       1,670         334,415
 Golay-Buchel Holding SA, Lausanne.....................          40          43,006
 Gornergrat Monte Rasa-Bahnen Zermatt..................          70          44,686
 Gurit-Heberlein AG....................................       1,125         869,368
 *HPI Holding SA.......................................       6,000           7,661
 Helvetia Patria Holding...............................       1,300         185,196
 Hero AG...............................................       3,040         358,512
 *Industrieholding Cham AG, Cham.......................         864          99,861
 Jelmoli Holding AG, Zuerich...........................       1,521       1,395,132
 #Jelmoli Holding AG, Zuerich (Namen)..................       2,835         510,553
 *Kaba Holding AG......................................         740         159,124
 Kardex AG, Zuerich....................................       1,039         160,582
 Kardex AG, Zuerich (Participating)....................         610          90,179
 *Komax Holding AG.....................................         400          22,578
 Kraftwerk Laufenburg, Laufenburg......................       8,265       1,832,779
 Kuehne & Nagel International AG.......................       3,240         239,492
 *Kuoni Reisen Holding AG..............................         630         177,805
 Lem Holdings AG, Lyss.................................         270          49,395
 *Logitech International SA............................      66,100       3,073,696
 *Luzerner Kantonalbank AG.............................       1,000         100,796
 Maag Holding AG, Zuerich..............................         922         130,727
 *Mikron Holding AG, Biel..............................       1,326          89,104
 *Moevenpick-Holding, Zuerich..........................       1,320         492,289
 *Nextrom Holding SA...................................         346          10,463
 *Omnium Geneve SA, Geneve.............................         110              81
 *Orell Fuessli Graphische Betriebe AG, Zuerich........         240         238,686
 Oz Holding AG.........................................       4,400         325,236
 *Parco Industriale e Immobiliare SA...................         600           1,411
 Phoenix Mecano AG, Stein am Rhein.....................       2,749         737,057
 *Phonak Holding AG....................................      13,500         204,112
 *Psp Swiss Property AG................................       1,600         163,424
 Publicitas Holding SA, Lausanne.......................         520         120,552
 Reg Real Estate Group.................................       8,010         509,187
 Rieters Holdings......................................         950         223,432
 SAIA-Burgess Electronics AG...........................          70          23,284
 *Sarna Kunststoff Holding AG, Sarnen..................         176         205,786
 Schaffner Holding AG..................................         300          54,632
 *Schweiter Technology AG..............................         200          26,207
 Schweizerhall Holding AG, Basel.......................         140         170,749
 Schweizerische National Versicherungs Gesellschaft....         396         212,882
 *Siegfried AG, Zofingen...............................         856         903,081

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Sig Holding AG........................................       1,600    $    213,419
 *Sihl.................................................         150           1,109
 Sika Finanz AG, Baar..................................         800         214,494
 Sika Finanz AG, Baar (Namen)..........................         750          35,480
 Sopracenerina.........................................       2,409         225,012
 *Sulzer AG, Winterthur................................         760         161,382
 *Sulzer Medic AG......................................         500          83,409
 *Tamedia AG...........................................       2,100         148,171
 Tecan Group AG........................................       2,700         106,864
 *UMS Schweizerische Metallwerke Holding AG, Bern......       2,560         122,998
 Unigestion Holding, Geneve............................       2,891         213,695
 *Unilabs SA...........................................       1,000          26,879
 Valiant Holding.......................................         180         116,601
 Valora Holding AG.....................................         860         184,350
 Vaudoise Assurances Holding, Lausanne.................          45          70,154
 Villars Holding SA, Fribourg..........................         150          25,199
 *Von Moos Holding AG, Luzern..........................       7,000          27,753
 *Von Roll Holding AG, Gerlafingen.....................      23,024          46,415
 WMH Walter Meier Holding AG, Staefa...................          50          55,438
 Zehnder Holding AG....................................         193         112,961
 Zellweger Luwa AG.....................................       3,040         179,767
 Zschokke Holding SA, Geneve...........................         230          77,277
 Zueblin Holding AG....................................       4,093          26,789
 Zuercher Ziegeleien Holding, Zuerich..................       1,415       1,026,913
 Zuger Kantonalbank....................................         545         805,698
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,020,067)...................................                  29,471,121
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Swiss Francs
   (Cost $1,108,781)...................................                   1,110,980
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG Oel & Chemie 7.29% Non-Voting
   (Cost $266,228).....................................       2,001         124,041
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $22,395,076)...................................                  30,706,142
                                                                       ------------
ITALY -- (9.2%)
COMMON STOCKS -- (9.2%)
 *Actelios SpA.........................................      25,801         154,674
 *Aem Torino SpA.......................................     166,000         320,514
 *#Alitalia Linee Aeree Italiane SpA Series A..........     780,000         506,118
 *Auschem SpA (In Liquidation).........................      82,000               0
 Azienda Mediterranea Gas e Acqua SpA..................     156,000         144,979
 Banca Intermobiliare di Investimenti e Gestoni SpA....      62,500         256,165
 Banca Popolare Dell'etruria e Del Lazio Scrl..........      12,700         149,260
 #Banca Popolare di Lodi Scarl.........................      43,000         421,281
 *Banca Profilo SpA....................................      58,000         109,409
 Banca Toscana.........................................     117,700         527,745
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................     120,000         507,244
 Banco di Desio e della Brianza SpA....................      55,000         134,169
 Banco Piccolo Valellinese Scarl SpA...................      27,000         226,660
 *Bastogi SpA..........................................   1,183,000         162,402
                                                            SHARES            VALUE
                                                            ------            -----

 Bayerische Vita SpA...................................      43,000    $    199,174
 *Beghelli SpA.........................................      96,000          67,506
 Beni Stabili SpA, Roma................................     867,000         482,081
 *Binda SpA............................................   1,299,375               0
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................       8,600          89,862
 #Bremba SpA...........................................      26,700         194,344
 Brioschi Finanziaria SpA, Milano......................     175,000          41,480
 #Buzzi Unicem SpA.....................................      60,100         504,528
 CALP (Cristalleria Artistica la Piana SpA)............      48,000         132,737
 CAMFIN (Cam Finanziaria)..............................      36,527         133,477
 CIR SpA (Cie Industriale Riunite), Torino.............     391,100         387,805
 *#CMI SpA.............................................      51,602         166,650
 *CSP International Industria Calze SpA................      10,000          27,160
 Caltagirone Editore SpA...............................      60,000         379,248
 Caltagirone SpA.......................................     178,399         819,290
 *Carraro SpA..........................................      14,000          17,975
 Cementeria di Augusta SpA.............................     105,000         173,699
 #Cementir Cementerie del Tirreno SpA..................     249,704         701,617
 #Cia Assicuratrice Unipol SpA.........................     199,333         826,838
 *Cirio Finanziaria SpA................................     175,000          45,628
 #Class Editore SpA....................................      44,000         100,600
 Credito Artigiano SpA.................................      53,900         175,669
 *Cremonini SpA........................................      64,400         100,493
 *Cucirini SpA.........................................      30,000          26,014
 *Dalmine SpA..........................................   1,976,700         300,645
 Danieli & C.Officine Meccaniche SpA...................      66,500         163,208
 *Dataconsyst C.G.S. SpA, Monza........................         220               0
 *Del Favero SpA.......................................      86,000               0
 *Ducati Motor Holding SpA.............................      71,500         112,984
 Erg SpA...............................................      77,000         333,086
 Ericsson SpA..........................................      12,200         319,420
 Esaote Biomedica SpA..................................      22,000          90,387
 *FMC (Fabbrica Milanese Condutorri SpA)...............      25,000               0
 *Finarte Casa d'Aste SpA (Milano).....................      56,266          80,576
 *#Finarte Partecipazioni Pro Arte SpA.................     162,693          88,374
 *Fincasa 44 SpA.......................................      65,000          23,752
 *#Finmatica SpA.......................................      21,300         229,297
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....      90,000               0
 *Fochi (Filippo) SpA..................................     216,000               0
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................     310,000               0
 #Gabetti Holding SpA..................................      55,000         117,873
 Gemina SpA............................................     163,300         136,281
 *Gerolimich SpA (In Liquidation)......................     297,400               0
 #Gewiss SpA...........................................     221,700         687,523
 Giovanni Crespi SpA...................................      21,000          19,703
 Grandi Navi Veloci SpA................................      27,000          55,998
 *Grassetto SpA........................................     279,125               0
 Gruppo Ceramiche Ricchetti SpA........................     109,000          43,491
 #Gruppo Editoriale L'espresso SpA.....................      32,500         106,244
 *ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)........      34,500         207,505
 *#Impregilo SpA.......................................     532,000         281,623
 Industria Macchine Automatique SpA....................      23,000         263,498

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CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Industria Romagnola Conduttori Elettrici SpA..........       8,000    $     21,609
 Industrie Zignago S. Margherita SpA...................      52,000         741,588
 Interbanca SpA........................................      23,800         390,191
 Interpump Group SpA...................................      39,000         162,543
 Ipi SpA...............................................      70,700         272,318
 Italdesign Giugiaro SpA...............................      22,000          78,654
 #Italmobiliare SpA, Milano............................      11,150         403,040
 Linificio and Canapificio Nazionale SpA...............      22,000          27,768
 Locat SpA.............................................      40,000          27,061
 Maffei SpA............................................      52,500          62,220
 *Mandelli SpA.........................................      41,000               0
 #Manifattura Lane Gaetano Marzotto & Figli SpA........     138,000       1,035,821
 Manuli Rubber Industries SpA..........................      28,000          27,654
 Marangoni SpA, Rovereto...............................      34,303          92,488
 Merloni Elettrodomestici SpA..........................     155,000       1,694,616
 #Milano Assicurazioni SpA.............................     172,700         464,784
 *Monrif SpA...........................................     150,000         101,182
 Montefibre SpA........................................     143,130          91,035
 Navigazione Montanari SpA.............................      60,000          67,850
 *Necchi SpA...........................................     164,250          15,897
 *Olidata SpA..........................................       8,000          16,474
 *Opengate Group SpA...................................       4,000          32,434
 *Pagnossin SpA........................................       9,000          22,933
 Perlier SpA...........................................     100,700          18,250
 Permasteelisa SpA.....................................      13,200         253,563
 Pininfarina SpA.......................................      31,285         593,239
 *Poligrafici Editoriale SpA...........................     132,000         165,566
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................     162,152         240,218
 *Premaimm SpA.........................................     179,000          26,960
 Premuda SpA...........................................      22,500          24,999
 *Ratti SpA............................................      31,768          22,684
 Recordati Industria Chimica e Farmaceutica SpA........      48,000       1,298,925
 #Reno de Medici SpA, Milano...........................     166,105         241,317
 *Risanamento Napoli SpA...............................      24,000          51,791
 *Rodriquez SpA........................................      41,250               0
 SAES Getters SpA......................................      14,750         129,651
 #SAI SpA (Sta Assicuratrice Industriale), Torino......      14,500         275,671
 SAIAG SpA (Industrie Articoli Gomma)..................      30,000         100,145
 SISA (Societa Imballaggi Speciali Asti SpA)...........      65,000          57,455
 #SMI STA Metallurgica Italiana SpA....................     565,280         261,836
 SNIA SpA..............................................     502,039       1,016,444
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......      85,000          22,834
 Sabaf SpA.............................................       4,000          58,665
 *Saeco International Group SpA........................      96,000         296,762
 Savino del Bene SpA...................................      11,000          28,572
 *Schiapparelli 1824 SpA, Milano.......................      15,000           1,807
 Sirti SpA.............................................      99,000          95,917
 #Societe Cattolica di Assicurazoni Scarl SpA..........      21,000         533,851
 *#Societe Sportiva Lazio SpA..........................      69,400          63,264
 Sogefi SpA............................................     182,500         386,618
 Sol SpA...............................................      41,200          91,553
 Stefanel SpA..........................................      54,400          90,798
                                                            SHARES            VALUE
                                                            ------            -----

 *Tecnodiffusione Italia SpA...........................       3,332    $     35,540
 Terme Demaniali di Acqui SpA..........................     199,500          66,005
 *Trevi-Finanziaria Industriale SpA....................      30,000          44,739
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................     113,898               0
 *Unione Manifatture SpA (In Liquidation)..............     156,000               0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................     539,000               0
 Vianini Industria SpA.................................      52,520         119,301
 Vianini Lavori SpA....................................     180,752         855,088
 Vittoria Assicurazioni SpA............................      51,500         213,115
 Zucchi (Vincenzo) SpA.................................     144,350         613,024
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $29,679,631)...................................                  27,322,290
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 Tecnodiffusione Italia SpA Warrants 11/15/04
   (Cost $0)...........................................       1,332           1,381
                                                                       ------------
TOTAL -- ITALY
  (Cost $29,679,631)...................................                  27,323,671
                                                                       ------------
SPAIN -- (7.4%)
COMMON STOCKS -- (7.4%)
 Abengoa SA............................................      49,700         360,774
 *Adolfo Dominguez SA..................................       3,700          31,061
 Aldeasa SA............................................      11,500         184,449
 *Amper SA.............................................      56,800         192,974
 Azkoyen SA............................................      52,500         310,065
 *#BAMI SA (Inmobiliara de Construcciones y
   Terrenos)...........................................      89,160         278,259
 *Bami SA New..........................................       3,626          11,030
 Banco de Andalucia....................................       9,300         439,957
 Banco de Credito Balear SA............................      35,424         484,901
 #Banco de Valencia SA.................................     169,455       2,008,296
 Banco Guipuzcoano SA..................................      21,194         441,659
 Banco Pastor SA.......................................      29,900         542,466
 Banco Zaragozano SA...................................     187,990       1,884,486
 *Baron de Ley SA......................................       4,200         122,698
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...       7,500         283,325
 *Campofrio Alimentacion New Shares....................      23,200         238,294
 #Campofrio Alimentacion SA............................      69,600         751,314
 Cementos Portland SA..................................      12,600         481,586
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................      56,200         444,036
 Cortefiel SA..........................................      43,000         261,602
 *Dogi International Fabrics SA........................       4,000          22,399
 Elecnor SA............................................      18,300         433,765
 #Empresa Nacional de Celulosa SA......................      13,940         218,903
 *Ercros SA............................................     100,518          41,695
 Espanola del Zinc SA..................................      29,250          58,932
 *Estacionamientos Urbanos SA..........................       4,200               0
 #Europistas Concesionaria Espanola SA.................     174,940       1,002,096
 #Faes Farma SA........................................      20,000         246,906
 *Faes Farma SA Issue 02...............................       2,000          24,513
 *Funespana SA.........................................       4,500          23,333
 *Grupo Picking Pack SA................................      87,465         104,523
 Hullas del Coto Cortes................................       8,666          79,511

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 #Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................     140,618    $  1,884,572
 Iberpapel Gestion SA..................................       5,100          68,149
 Inbesos SA............................................       8,050          17,729
 *Indo Internacional SA................................      33,600         132,737
 Inmobiliaria Colonial SA ICSA.........................      30,800         426,168
 Inmobiliaria del Sur SA Issue 01......................         331          20,268
 #Inmobiliaria Urbis SA................................      74,582         413,964
 *LSB (La Seda de Barcelona SA) Series B...............      25,200          48,781
 Lingotes Especiales SA................................      22,080          79,813
 Marco Iberica Distribucion de Ediciones Midesa........      26,300         483,126
 *Mecalux SA...........................................       9,500          39,594
 Metrovacesa SA........................................      34,300         710,370
 Nicolas Correa SA.....................................      15,750          44,487
 *Nueva Montana Quijano SA Series B....................      40,500          12,400
 Obrascon Huarte Lain SA...............................      53,992         328,475
 Papelera de Navarra SA................................       6,000         125,330
 *Parques Reunidos SA..................................      15,300          54,852
 *Pescanova SA.........................................      24,409         277,471
 #Portland Valderrivas SA..............................      18,225         530,984
 Prosegur Cia de Seguridad SA..........................      33,900         477,432
 *Radiotronica SA......................................      17,275          39,753
 *Recoletos Grupo de Comunicacion SA...................      71,800         330,447
 *SOS Cuetara SA.......................................       9,000         123,996
 Tavex Algodonera SA...................................      29,040          90,631
 *Tecnocom Telecomunicaciones y Energia SA.............       6,000          29,569
 *#Tele Pizza SA.......................................     122,900         140,800
 *Transportes Azkar, SA................................      26,700         147,670
 Tubacex SA............................................      73,130         109,060
 Unipapel SA...........................................      27,957         418,307
 #Uralita SA...........................................     112,831         712,068
 Vallehermoso SA.......................................      58,700         562,344
 Vidrala SA, Alava.....................................      47,040         376,309
 Viscofan Industria Navarra de Envolturas Celulosicas
   SA..................................................      97,492         751,027
                                                                       ------------
TOTAL -- SPAIN
  (Cost $15,888,390)...................................                  22,018,491
                                                                       ------------
SWEDEN -- (7.3%)
COMMON STOCKS -- (7.0%)
 ADCore AB.............................................          50              82
 *Active I Malmoe AB Series A..........................       4,160          27,159
 *Active I Malmoe AB Series B..........................       4,160          28,065
 *Addtech AB Series B..................................      12,800          50,837
 *Alfaskop AB..........................................       3,200             278
 *Allgon AB Series B...................................      28,400          68,604
 Angpannefoereningen AB Series B.......................      10,800         158,648
 *Arkivator AB.........................................      14,900          47,018
 Avesta Polarit........................................      83,700         438,984
 Axfood AB.............................................      32,400         535,876
 B & N Bylock & Nordsjoefrakt AB Series B..............      41,800          52,306
 Beiger Electronics AB.................................      11,700          78,932
 Beijer AB Series B....................................      11,700          82,751
 Beijer Alma AB Series B...............................      10,400          65,069
 Bergman & Beving AB Series B..........................      29,600         151,379
 *Biacore International AB.............................       5,850         162,002
 *Biora AB.............................................       6,200           9,377
                                                            SHARES            VALUE
                                                            ------            -----

 *Bong Ljungdahl AB....................................       6,000    $     29,379
 Bong Ljungdahl I......................................       3,000          15,016
 Boras Waefveri AB Series B............................       8,600          42,110
 Boss Media AB.........................................      25,500          18,868
 *C Technologies AB....................................      43,600          80,651
 Capona AB.............................................      19,000         109,573
 Carbo AB..............................................      18,300         416,172
 Castellum AB..........................................      26,200         359,209
 #Catena AB Series A...................................      66,700         616,908
 Cloetta AB Series B...................................      10,700         228,200
 Concordia Maritime AB Series B........................      37,300          49,516
 *D. Carnegie & Co. AB.................................      22,500         195,861
 *Doro Telefoni AB Series A............................       2,900           1,720
 Drott Series AB.......................................      57,600         664,361
 *Duroc AB Series B....................................       2,700           8,109
 *Elekta AB............................................      17,400         195,012
 *Enea Data AB Series B................................     220,000          49,553
 *Epsilon AB Series B..................................       4,300          17,078
 Esselte AB Series A...................................      40,100         375,248
 #Esselte AB Series B..................................      34,500         330,353
 Fagerhult AB..........................................       2,900          32,029
 *Fagerlid Industrier AB...............................       8,600               0
 *Fastighets AB Celtica................................       5,800          49,858
 Fastighets AB Tornet..................................      16,200         299,668
 *Finnveden AB.........................................      57,000         206,536
 *Frontec AB Series B..................................      18,200           8,714
 Garphyttan Industrier AB..............................      39,000         485,899
 Getinge Industrier AB Series B........................      44,151         864,747
 Geveko AB Series B....................................       8,300          94,378
 Gorthon Lines AB Series B.............................      41,800          65,951
 Graenges AB...........................................      20,800         396,075
 Gunnebo AB............................................      10,900         145,884
 HL Display AB Series B................................       2,000          26,985
 Heba Fastighets AB Series B...........................       4,300          36,028
 Hexagon AB Series B...................................       3,572          65,686
 Hiq International AB..................................      21,500          16,376
 Hoeganges AB Series B.................................      22,700         489,065
 *IBS AB Series B......................................      65,200          85,844
 *Icon Medialab International AB.......................      24,900           4,281
 *Industrial & Financial Systems AB Series B...........      29,700          37,811
 Industrifoervaltnings AB Skandigen....................      21,400          39,586
 *#Intentia International AB Series B..................      20,140          67,497
 Karlshamns AB.........................................      10,000          84,329
 Kinnevik Industrifoervaltnings AB Series B............      27,200         257,492
 Klippans Finpappersbruk AB............................       5,800          24,613
 *Lagercrantz Group AB Series B........................      12,800          37,605
 Lindex AB.............................................      16,100         324,972
 Ljungberg Gruppen AB Series B.........................       3,800          36,387
 *Mandator AB..........................................      22,800           2,233
 Meda AB Series A......................................       3,000          32,643
 *Medivir Series B.....................................       2,800          23,460
 *Micronic Laser Systems AB............................      10,900         164,861
 *Modern Times Group AB Series B.......................      28,900         383,649
 *Modul 1 Data AB......................................       6,700           2,005
 NCC AB Series B.......................................      26,500         196,079
 *NH Nordiska Holding AB...............................      41,750          40,886
 New Connecta..........................................          50               0
 New Wave Group AB.....................................       4,500          63,655
 Nibe Industrier AB Series B...........................       2,600          63,372
 Nobelpharma AB........................................      45,460       3,047,096

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *#Nolato AB Series B..................................      30,600    $    133,186
 *Nolato AB Series B Issue 02..........................      12,240          57,270
 OEM International AB Series B.........................       7,100          65,282
 #Observer AB..........................................     137,856         802,519
 Om AB.................................................      47,900         359,634
 Orc Software AB.......................................       8,400         141,673
 *Ortivus AB...........................................       5,900          11,877
 PEAB AB Series B......................................      44,100         239,930
 Pandox Hotelfastigheter AB............................      13,100         121,162
 *Partnertech AB.......................................       3,800          11,991
 *#Perbio Science AB...................................      22,000         406,956
 *#Pergo AB............................................      30,500          56,751
 Poolia AB Series B....................................      18,150          61,223
 *Prevas AB Series B...................................      16,000          25,767
 *Pricer AB Series B...................................      65,000           5,941
 *Pricer AB Series B Issue 02..........................      26,000           2,376
 Proffice AB...........................................      35,800         132,446
 *Q-Med AB.............................................      14,100         215,562
 Rottneros Bruk AB.....................................     366,600         402,893
 SSAB Swedish Steel Series A...........................      42,400         551,328
 SSAB Swedish Steel Series B...........................      15,000         186,884
 Sardus AB.............................................       5,700          44,656
 Scandiaconsult AB.....................................      57,200         291,907
 *Scribona AB Series A.................................      40,100          61,960
 *Scribona AB Series B.................................      31,700          52,775
 *Semcon AB............................................      18,300          63,322
 *Sigma AB Series B....................................       8,600          13,101
 *Song Network Holding AB..............................      94,500          17,789
 #Sweco AB Series B....................................      23,450         209,234
 TV 4 AB Series A......................................       5,800          91,511
 Teleca AB Series B....................................      33,100         122,457
 *Telelogic AB.........................................      92,000          66,070
 *Ticket Travel Group AB...............................       4,500           5,533
 Trelleborg AB Series B................................      55,800         549,489
 WM-Data AB Series B...................................     193,000         365,412
 Wallenstam Byggnads AB Series B.......................      16,700         174,447
 *Wedins Norden AB Series B............................      10,000          22,306
 *Westergyllen AB Series B.............................       4,300          21,289
 Whilborg Fastigheter AB Class B.......................      38,060         323,027
 *Wilh. Sonesson AB Series A Rights 07/05/02...........       4,160           4,527
 *Wilh. Sonesson AB Series B Rights 07/05/02...........       4,160           5,839
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $17,850,408)...................................                  20,563,801
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Swedish Krona
   (Cost $946,079).....................................                     959,365
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 ADCore Abv Series Rights 07/22/02.....................         500               0
 *Pricer AB Free Warrants 10/17/03.....................       6,500               0
 Wilh. Sonesson AB Series A Rights 07/05/02............       4,160              45
 Wilh. Sonesson AB Series B Rights 07/05/02............       4,160              14
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          59
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $18,796,487)...................................                  21,523,225
                                                                       ------------
                                                            SHARES            VALUE
                                                            ------            -----

GREECE -- (6.1%)
COMMON STOCKS -- (6.1%)
 *A. Cambas Holding & Real Estate SA...................      14,250    $     40,110
 Aegek.................................................      63,895         201,934
 *Agricultural Life Insurance S.A......................      19,679          92,902
 Agrotiki Insurance S.A................................       7,764          62,110
 Aktor S.A.............................................      55,000         292,238
 Alcatel Cables Hellas S.A.............................       3,003          17,024
 Alfa-Beta Vassilopoulos S.A...........................       9,794          99,630
 Alisida S.A...........................................       2,160           8,874
 *Allatini Industrial & Commercial Co..................      15,370          36,735
 Alpha Leasing.........................................      37,191         240,954
 Alte Technological Co. S.A............................      29,500          73,711
 Altec Information & Communication Systems S.A.........      80,278         154,605
 Alumil Milonas S.A....................................      22,016         121,764
 Aluminum of Attica S.A................................      83,992         158,439
 *Anek Lines S.A.......................................      44,641          81,564
 Arcadia Metal Industry C. Rokas S.A...................      16,429         113,904
 *Aspis Bank...........................................      25,864         135,894
 *Aspis Pronia General Insurance S.A...................      29,790          74,730
 Athens Medical Center S.A.............................      67,184         200,385
 Athens Water & Sewerage Public Co.....................      53,245         278,706
 *Attica Enterprises S.A. Holdings.....................     104,174         368,328
 *Attica Publications S.A..............................       9,024          45,809
 Atti-Kat S.A..........................................      45,128          64,626
 *Autohellas S.A.......................................      14,400          85,900
 Avax S.A. Construction Co.............................      31,108         460,231
 *Babis Vovos S.A......................................      28,832         526,791
 Bank of Attica S.A....................................      35,348         224,126
 Bank of Piraeus S.A...................................     110,679         797,958
 Benrubi S.A...........................................       8,782          68,346
 *Biometal Esquimo.....................................      11,340          21,391
 *Bitros Holdings S.A..................................      10,452          27,665
 Chipita S.A...........................................      29,645         243,594
 Delta Dairy S.A.......................................      29,667         208,615
 Dionic SA.............................................      10,790          21,100
 EFG Eurobank Ergasias S.A.............................       9,481         132,964
 Edrassi C. Psallidas S.A..............................      15,554          68,512
 Egnatia Bank S.A......................................      72,397         241,674
 El. D. Mouzakis S.A...................................      31,653         100,661
 Elais Oleaginous Production S.A.......................      10,817         155,333
 Elmec Sport S.A.......................................      47,086          73,475
 Eltrak S.A............................................      10,800          28,586
 Esha S.A..............................................       3,810          57,421
 Etba Leasing S.A......................................      17,297          40,487
 *Ethniki General Insurance Co.........................      30,477         218,525
 *Etma Rayon S.A.......................................      10,540          19,570
 *Europaiki Techniki...................................      13,100          19,795
 Everest S.A...........................................      22,560          74,864
 *Fanco S.A............................................       4,560          28,102
 Fourlis S.A...........................................      20,770          74,257
 Frigoglass S.A........................................      32,000         116,935
 Gekat Construction Co. S.A............................       3,750          11,111
 General Construction Co. S.A..........................      23,559         132,624
 General Commercial and Industry.......................      24,060          34,930
 General Hellenic Bank.................................      26,849         222,741
 Germanos S.A..........................................      33,570         373,984
 *Gianoussis S.A.......................................       2,354          28,596
 Gnomon Construction S.A...............................      16,707          29,865
 Goody's S.A...........................................      13,020         172,052
 Halkor S.A............................................      72,736         237,058

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *Hatziioannou S.A.....................................      32,440    $     62,475
 Hellas Can Packaging Manufacturers S.A................      19,250         113,310
 Hellenic Biscuits Co. S.A.............................      27,200         132,168
 Hellenic Cables S.A...................................      26,908          81,851
 Hellenic Duty Free Shops S.A..........................      43,650         318,151
 *Hellenic Fabrics S.A.................................      10,950          76,134
 Hellenic Sugar Industry S.A...........................      30,820         213,679
 Hellenic Technodomiki S.A.............................     100,000         647,882
 *Heracles General Cement Co...........................      71,083         815,763
 *Heremes S.A Building Enterprises.....................       7,006          22,557
 *Hippotour S.A........................................       9,350          32,689
 Hyatt Regency S.A.....................................      71,400         456,946
 *Inform P. Lykos S.A..................................      13,790         100,511
 *Intersat S.A.........................................      19,392          16,854
 *Intertech S.A........................................       6,626          18,716
 Intracom S.A..........................................      85,706         775,352
 *Ionian Hotel Enterprises.............................      13,404         123,909
 *J Boutaris & Son Holding S.A.........................      15,230          29,782
 K. I. Sarantopoulos S.A...............................      15,810          57,149
 Kalpinis Simos Steel Service Center...................      12,432          35,607
 Karelia Cigarette Co..................................       2,160         106,663
 *Kathimerini S.A......................................      13,250          61,766
 Katselis Sons S.A.....................................       9,000          52,087
 *Kekrops Hotel Touristing Building....................       2,244          69,856
 *Keramia-Allatini S.A. Industrielle Commerciale &
   Technique...........................................       8,640          33,962
 Klonatex Group New....................................       9,393          35,437
 *Klonatex S.A.........................................      31,310         118,124
 Lambrakis Press S.A...................................      60,020         170,126
 *Lampsa Hotel Co......................................      10,376          60,256
 Lavipharm S.A.........................................      39,294          78,780
 Light Metals Industry.................................      28,662          67,938
 Loulis Mills S.A......................................       8,362          29,235
 *Macedonian Plastics S.A..............................      18,131          27,755
 Mailis (M.J.) S.A.....................................      72,434         420,641
 *Maritime Company of Lesvos S.A.......................      30,753          34,321
 *Mesochoritis Bros. Construction Co...................      23,700          26,450
 Metka S.A.............................................       4,670          23,061
 Michaniki S.A.........................................      81,721         196,125
 Minerva Knitwear......................................       5,140          12,133
 Minoan Lines S.A......................................      60,279         119,066
 *Mochlos S.A..........................................      29,920          44,620
 Mytilineos Holdings S.A...............................      40,520         155,272
 N. Levederis S.A......................................       8,355          12,377
 *N.B.G. Real Estate Development Co....................      92,710         413,863
 *Naoussa Spinning Mills S.A...........................      64,091         126,596
 National Investment Bank for Industrial Development...      49,919         308,626
 Nikas S.A.............................................      17,187          70,953
 *Notos Com.Holdings S.A...............................      53,644         111,258
 *O. Daring Sain.......................................       7,760          22,685
 *P.D. Papoutsanis S.A.................................      12,950          17,522
 Pantechniki S.A.......................................      14,171          39,468
 Pegasus Publishing & Printing S.A.....................      37,500          82,960
 Petros Petropoulos SA.................................       4,000          22,518
 Petzetakis S.A........................................      22,560          92,688
 *Proodeftiki Technical Co.............................      32,257          47,468
 Radio Athenai.........................................       4,625           9,821
 *Rilken S.A...........................................       1,982          19,653
 *Sanyo Hellas S.A.....................................      65,785          85,762
 *Sarantis S.A.........................................      37,800          98,930
                                                            SHARES            VALUE
                                                            ------            -----

 Sato S.A..............................................      28,850    $     37,326
 Selected Textile Industry Assoc. S.A..................      40,590          91,400
 *Sheet Steel S.A......................................      25,850          24,764
 Shelman...............................................      38,042         101,067
 Silver and Baryte Ores Mining Co. S.A.................      30,141         186,943
 Singular S.A..........................................      54,600         182,264
 Spyroy Agricultural House S.A.........................      22,258          62,211
 *Stabilton S.A........................................      27,530          10,332
 *Strintzis Shipping Lines S.A.........................     105,000         130,663
 TEB S.A. (Volos Technical Co.)........................      27,503          74,426
 Technical Olympic S.A.................................     106,250         465,912
 *Technodomi M.Travlos Br. Com. & Constr. Co. S.A......      13,910          17,310
 Terna Tourist Technical & Maritime S.A................      13,150          66,235
 Themeliodomi..........................................      26,262         132,797
 Thrace Plastics Co. S.A...............................      45,500          75,494
 Tiletipos S.A.........................................      31,237         128,955
 Uncle Stathis S.A.....................................      10,999          56,487
 Unisystems S.A........................................      32,430         147,332
 Veterin...............................................      12,904          59,643
 Vioter S.A............................................      29,900          61,422
 *Vis Container Manufacturing Co.......................       4,259          16,825
 Zampa S.A.............................................         830          16,952
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,578,344)...................................                  18,149,882
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Egnatia Bank S.A.
   (Cost $8,592).......................................       3,196           8,806
                                                                       ------------
TOTAL -- GREECE
  (Cost $18,586,936)...................................                  18,158,688
                                                                       ------------
NETHERLANDS -- (5.6%)
COMMON STOCKS -- (5.6%)
 A.I.R. Holdings NV....................................       1,174          33,277
 *ASM International NV.................................      13,200         233,486
 Aalberts Industries NV................................      25,017         464,005
 Accell Group NV.......................................       5,010          69,272
 *Arcadis NV...........................................       5,400          53,065
 *Atag Group NV........................................       4,630           1,326
 Athlon Groep NV.......................................      34,250         429,930
 Batenburg Beheer NV...................................       3,000          84,886
 *Begemann Groep NV....................................      11,909          33,638
 *Begemann Groep NV Series B...........................      13,451           5,447
 Beter Bed Holding NV..................................       2,100          19,081
 Boskalis Westminster NV...............................      47,991       1,556,521
 Brunel International NV...............................       5,200          20,543
 Buhrmann NV...........................................       9,309          85,870
 *Creyf's SA...........................................      18,064         254,762
 *Creyf's SA Strip VVPR................................      18,064             178
 Delft Instruments NV..................................      13,336         165,954
 Draka Holding NV......................................       4,887         115,837
 Econosto NV...........................................      17,305         107,672
 Eriks Group NV........................................       8,516         230,451
 *Exact Holding NV.....................................       6,500         129,354
 *Fox Kids Europe NV...................................      22,200         252,141
 Gamma Holding NV......................................      15,705         589,405
 Gemeenschappeljk Bezit Crown van Gelder NV............      12,000         160,469
 *Getronics NV.........................................      93,980         179,137

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Geveke NV.............................................       9,664    $    286,141
 Grolsche NV...........................................      32,100         724,408
 *Grontmij NV..........................................         700          22,676
 Heijmans NV...........................................       5,777         133,794
 ICT Automatisering NV.................................       1,600          18,947
 Internatio-Mueller NV.................................      28,645         601,174
 #KLM (Koninklijke Luchtvaart Mij) NV..................      12,600         151,569
 Kas-Associatie NV.....................................      42,888         711,602
 #Koninklijke Bam NV...................................      25,037         558,834
 Koninklijke Frans Maas Groep NV.......................      12,349         295,148
 Koninklijke Nedlloyd NV...............................      23,472         436,972
 Koninklijke Ten Cate NV...............................      10,416         253,577
 Koninklijke Ubbink NV.................................       1,500          57,776
 Koninklijke Vendex KBB NV.............................       6,500          80,887
 Koninklijke Volker Wessels Stevin NV..................       9,290         252,405
 *Koninklijke Vopak NV.................................      14,100         266,534
 *#Laurus NV...........................................      24,610          35,729
 MacIntosh NV..........................................      15,590         181,686
 NBM-Amstelland NV.....................................      59,684         371,356
 *NH Hoteles...........................................      21,703         289,365
 NV Holdingsmij de Telegraaf...........................      14,100         263,471
 Nederlandsche Apparatenfabriek........................      14,000         228,141
 *New Skies Satellites NV..............................      35,200         175,560
 #Nutreco Holding NV...................................       8,971         305,493
 Oce NV................................................      23,500         273,868
 Opg Groep NV Series A.................................       3,600         154,484
 Petroplus International NV............................       4,100          47,579
 Reesink NV............................................       2,050          97,385
 Roto Smeets de Boer NV................................       1,040          26,551
 Rubber Cultuur Maatschappij Amsterdam NV..............      40,800          94,291
 SNT Groep NV..........................................       1,800          24,888
 Samas-Groep NV, Zaandam...............................      24,184         204,931
 Schuitema NV, Amersfoort..............................      34,200         589,405
 *Schuttersveld NV.....................................      21,454         190,697
 *Semiconductor Industries NV..........................       8,500          58,092
 Sligro Beheer NV......................................       2,222          93,815
 Smit International NV.................................      19,643         454,928
 Stork NV..............................................       7,500          76,220
 *Textielgroep Twenthe NV..............................       1,000           2,469
 Twentsche Kabel Holding NV............................      18,244         246,309
 Unique International NV...............................      11,430         226,900
 #Van Der Mollen Holding NV............................      57,660       1,218,654
 *Vredestein NV........................................      15,514          61,288
 Wegener Arcade NV ....................................      70,830         582,013
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,385,887)...................................                  16,703,719
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Aalberts Industries NV Rights 07/22/02
   (Cost $0)...........................................      25,017               0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $11,385,887)...................................                  16,703,719
                                                                       ------------
FINLAND -- (4.9%)
COMMON STOCKS -- (4.9%)
 *4F-Secure Corp.......................................      71,539          52,284
 Alandsbanken AB Series B..............................       1,700          27,871
 *Aldata Solutions Oyj.................................      32,822          55,107
 Alma Media Oyj........................................       3,134          61,904
 Amer-Yhtymae Oyj Series A.............................      17,020         554,710
                                                            SHARES            VALUE
                                                            ------            -----

 *Aspocomp Group P.L.C.................................      12,738    $     85,547
 Avestapolarit Oyj.....................................       1,818           9,426
 *Benefon Oy...........................................       1,900           1,858
 Capman Oyj Series B...................................      12,485          24,045
 #Comptel Oyj..........................................      53,527          98,857
 Eimo Oyj..............................................      32,700          39,723
 *#Elcoteq Network Corp................................       6,610          40,148
 Elisa Communications Corp.............................      56,060         401,405
 *Eq Online Oyj........................................       7,100           9,256
 *Evox Rifa Group Oyj..................................     112,386           4,552
 #Finnair Oyj..........................................      77,910         365,493
 Finnlines Oyj.........................................      18,280         476,620
 *Finvest Oyj..........................................      51,210           7,586
 Fiskars Oy AB Series A................................      13,730         122,041
 HK Ruokatalo Oy Series A..............................      11,400          60,573
 #Huhtamaki Van Leer Oyj...............................      12,650         574,574
 Instrumentarium Oyj...................................      54,400       1,372,720
 J.W. Suominen Yhtyma Oy...............................      11,970          63,838
 Jaakko Poyry Group Oyj................................       3,700          66,836
 *Jippii Group Oyj.....................................      18,360           3,808
 *Jot Automation Group Oyj.............................      83,777          28,132
 #KCI Konecranes International Oyj.....................      13,800         463,394
 #Kemira Oyj...........................................     118,400         964,712
 Kesko Oyj.............................................      29,660         336,869
 Kone Corp.............................................      14,940         442,654
 Laennen Tehtaat Oy....................................       3,930          38,814
 Lassila & Tikanoja Oyj................................      11,970         224,616
 Lemminkainen Oy.......................................      13,100         213,475
 Martela Oy............................................         530          11,882
 #Metra Oyj Series B...................................      22,010         368,670
 Metsaemarkka Oyj Series B.............................         700           3,802
 #Metsa-Serla Oyj Series B.............................      24,200         233,986
 New Kyro Corp. Oyj....................................      36,470         217,913
 Nokian Renkaat Oyj....................................       9,700         325,719
 Nordic Aluminium Oy...................................       1,900          13,323
 Novo Group Oyj........................................      31,600         114,225
 Okobank Class A.......................................      31,940         531,529
 Olvi Oyj Series A.....................................         410           9,111
 #Orion-Yhtyma Oyj Series B............................      12,700         297,265
 #Outokumpu Oyj Series A...............................      21,100         254,234
 Oy Stockmann AB Series B..............................      24,300         304,791
 PK Cables Oyj.........................................       4,760          35,258
 #Partek Oyj...........................................      44,870         674,027
 Perlos P.L.C. Warrants 04/04/04.......................      25,732         146,128
 Pohjola Group P.L.C. Series D.........................      23,815         429,245
 *Pohjola Series C.....................................         115               0
 *Polar Real Estate Corp. Series K.....................     126,010          51,025
 Ponsse Oyj............................................       4,900          49,362
 #Raisio Group P.L.C. Series V.........................     118,423         148,536
 Rakentajain Koneuvokrammo Oy..........................       5,700          26,346
 Rapala VMC Oyj........................................      20,000          78,022
 #Rautaruukki Oyj Series K.............................      69,410         325,618
 Rocla Oy..............................................       1,300           8,923
 Sampo Insurance Co., Ltd..............................         810           6,320
 *#Silja Oy AB Series A................................      44,020          96,950
 Sponda Oyj............................................      40,577         240,449
 Stockmann Oyj AB......................................       8,700         111,700
 *Stonesoft Corp.......................................      11,279           8,577
 Talentum Oyj..........................................      18,300          86,753
 #Tamro Oyj............................................     105,620         377,613
 *Tecnomen Holding Oyj.................................      36,470          31,696
 Teleste Corp. Oyi.....................................       4,518          15,617

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 #Uponor Oyj Series A..................................      32,500    $    674,054
 #Vaisala Oy Series A..................................      12,650         346,693
 Viking Line AB........................................       3,240          68,798
 Yit-Yhtymae Oyj.......................................      26,854         490,651
                                                                       ------------
TOTAL -- FINLAND
  (Cost $12,214,154)...................................                  14,508,259
                                                                       ------------
DENMARK -- (4.7%)
COMMON STOCKS -- (4.4%)
 AS Dampskibsselsk Torm................................      16,190         111,927
 Aarhus Oliefabrik A.S. Aeries A.......................       3,840         147,031
 *Alm. Brand A.S.......................................      14,395         160,759
 Amagerbanken A.S......................................       1,640         106,838
 Amtssparekassen Fyn A.S...............................       1,478          95,302
 Bang & Olufsen Holding A.S. Series B..................      11,767         311,318
 Brodrene Hartmann A.S. Series B.......................       5,865         104,486
 Bryggerigruppen A.S...................................       5,590         169,818
 Christian Hansen Holding A.S. Series B................       8,280         264,196
 *Codan A.S............................................      43,400         680,859
 Coloplast A.S. Series B...............................       4,374         354,727
 D'Hooge Schouw NV.....................................       6,520         143,893
 DFDS A.S., Copenhagen.................................       7,680         148,052
 Dalhoff, Larsen & Hornemann A.S. Series B.............         670          15,588
 Dampskibsselskabet Norden A.S.........................       1,770          63,536
 Danske Traelastkompagni A.S...........................      28,340         418,223
 *Diskontobanken New Shrs..............................         115           8,868
 *East Asiatic Co., Ltd................................      20,553         467,258
 *Edb Gruppen A.S......................................       3,230          48,955
 *FLS Industries.......................................      54,980         701,716
 *Fimiston Resources & Technology Ltd..................         400           3,563
 Fluegger A.S. Series B................................       1,638          38,981
 *Foras Holding A.S. Series A..........................       7,082          38,603
 *Forstaedernes Bank...................................       3,007          74,758
 Glunz & Jensen A.S....................................       1,470          21,107
 *#Gn Great Nordic A.S.................................     210,980         774,169
 Henriksen Og Henriksen Holding A.S. Series B..........         770          72,171
 Hoejgaard Holding A.S. Series B.......................       2,500          76,446
 *I-Data International A.S.............................       2,327           1,856
 *IC Co. A.S...........................................       3,510          16,333
 *Incentive A.S........................................       3,575           6,749
 *Junckers (F.) Industrier A.S.........................         860           7,775
 *Jyske Bank A.S.......................................      37,760         943,789
 Kjobenhavns Sommer Tivoli A.S.........................         190          33,596
 #Koebenhavns Lufthavne................................       8,730         673,174
 *Korn-Og Foderstof Kompagnet A.S......................       8,498         197,715
 *NTR Holdings A.S.....................................       1,130           3,906
 Naestved Diskontobanken...............................         230          17,735
 *#Navision Software A.S...............................      21,507         854,941
 *Neg Micon A.S........................................      23,698         724,644
 *Neurosearch A.S......................................       6,650          87,085
 #Nordiske Kabel-Og Traadfabrikker Holding A.S.........      22,495         257,199
 Nordvestbank..........................................         250          24,429
 Per Aarsleff A.S. Series B............................       1,545          47,243
 *Pharmexa A.S.........................................       3,235          30,536
 Radiometer A.S. Series B..............................       7,393         266,364
 *Ringkjobing Landbobank...............................         850          77,410
                                                            SHARES            VALUE
                                                            ------            -----

 *Rockwool, Ltd........................................       3,820    $     57,389
 Sanistal A.S. Series B................................         936          31,732
 *Sas Danmark A.S......................................      34,300         232,568
 Satair A.S............................................       1,350          23,871
 *Simcorp A.S..........................................       4,222         120,682
 Sjaelso Gruppen A.S...................................       1,719          71,990
 *Sondagsavisen A.S....................................      17,601          32,761
 Spar Nord Holding.....................................       4,973         221,487
 #Sparkasse Regensburg.................................      19,440         584,104
 Sydbank A.S...........................................       7,192         468,523
 #TK Development.......................................      12,478         157,599
 *Topdanmark A.S.......................................      28,300         884,177
 VT Holdings Shares B..................................       3,130         107,778
 Wessel & Vett Magasin du Nord A.S. Series C...........       2,102         102,002
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,135,288)...................................                  12,992,290
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Danish Krone
   (Cost $827,964).....................................                     836,174
                                                                       ------------
TOTAL -- DENMARK
  (Cost $13,963,252)...................................                  13,828,464
                                                                       ------------
BELGIUM -- (3.9%)
COMMON STOCKS -- (3.9%)
 *Abfin SA.............................................       2,560               0
 #Ackermans & Van Haaren SA............................      13,730         379,683
 *Afrifina.............................................       3,480         185,594
 *Arinso International NV..............................       4,360          42,673
 BMT NV................................................       2,040         179,313
 Banque Nationale de Belgique..........................         710       1,395,415
 Barco (New) NV........................................       5,120         215,413
 Bekaert SA............................................       9,070         429,525
 #Belge des Betons.....................................         425         360,977
 Brantano NV...........................................         908          43,493
 CFE (Compagnie Francois d'Entreprises)................       2,080         495,077
 Carrieres Unies Porphyre..............................          20          22,222
 Cie Martime Belge SA..................................       3,080         175,365
 *City Hotels SA.......................................       1,290          28,755
 #Cofinimmo SA.........................................       4,763         441,711
 Commerciale de Brasserie SA COBRHA....................         115          45,431
 *Creyf's SA...........................................      20,278         370,501
 D'Ieteren SA..........................................       2,260         407,792
 Deceuninck SA.........................................      63,700       1,311,709
 Engrais Rosier SA.....................................         655          45,347
 Floridienne NV........................................       2,033         119,266
 *GB-INNO-BM...........................................       9,450         362,029
 *Glaces de Moustier-sur-Sambre SA.....................      13,370         316,909
 *Immobel (Cie Immobiliere de Belgique SA).............       4,600         245,099
 *Intercomfina SA......................................      11,000             109
 *Ion Beam Application SA..............................      10,850         105,014
 *Kinepolis Group NV...................................       2,070          31,340
 Koramic Building Products SA..........................       5,510         168,642
 Metiers Automatiques Picanol..........................         403         275,425
 *Mobistar SA..........................................      25,670         334,651
 *#Omega Pharma SA.....................................      12,120         542,840
 *Ontex NV.............................................       3,770         245,741
 *Papeteries de Catala SA..............................         315          46,665

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Plantations Nord-Sumatra SA...........................         650    $     96,935
 *Real Software SA.....................................      10,280          39,697
 #Recticel SA..........................................      11,360         126,218
 Resilux NV............................................         700          51,159
 Roularta Media Groep..................................       3,860          77,388
 *SA Finspa Bonus Shares...............................         325           2,118
 *SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................       1,545         121,308
 *Sait Radioholland....................................       6,088          69,747
 Sapec SA..............................................       3,635         136,421
 *Sapec SA VVPR........................................          75              30
 Sioen Industries......................................      10,350         112,441
 *Spector Photo Group SA...............................       3,688          44,073
 *Systemat SA..........................................       2,450          17,930
 #Telindus Group SA....................................      17,240          97,052
 *Ter Beke NV..........................................       2,281         108,133
 #Tessenderlo Chemie...................................      13,830         417,415
 UNIBRA................................................       1,600         120,411
 #Union Miniere SA.....................................       9,130         394,044
 *VPK Packaging Group SA...............................       5,525         130,413
 *Van de Velde NV......................................       1,170          79,731
 Warehouses de Pauw Sicafi.............................       2,790          73,984
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $9,940,272)....................................                  11,686,374
                                                                       ------------
NORWAY -- (3.8%)
COMMON STOCKS -- (3.6%)
 Aktiv Kapital ASA.....................................      27,950         182,509
 Arendals Fosse Kompani ASA............................         100           5,197
 *Avantor Financial Corp...............................      13,270          91,956
 Awilco ASA Series A...................................      50,950         108,635
 #Bergesen Dy ASA Series A.............................      19,300         411,512
 *Blom ASA.............................................       7,970           4,301
 #Bonheur ASA..........................................       9,800         153,451
 *C. Tybring-Gjedde ASA................................      49,104          10,535
 *Choice Hotel Scandinavia ASA.........................      27,740          74,673
 *Corrocean ASA........................................      19,321          10,041
 *Den Norske Oljeselkapet..............................      48,420          87,754
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA Series
   A...................................................      56,630         128,292
 *EDB Elektronisk Data Behandling ASA..................      85,117         250,677
 #Ekornes ASA..........................................      34,090         429,303
 *#Eltek ASA...........................................      22,995          75,996
 #Farstad Shipping ASA.................................      41,190         255,241
 *Fred Olsen Energy ASA................................      56,600         199,879
 #Ganger Rolf ASA......................................       5,490          91,451
 *Gresvig ASA..........................................       4,590           9,420
 #Hafslund ASA.........................................      58,700         305,076
 #Hydralift AS.........................................      28,140         209,999
 *Industrifinans Naeringseiendom ASA...................       7,582          11,367
 *Infocus Corp.........................................      10,455         111,460
 *Kenor ASA............................................      39,200          16,089
 Kenor ASA.............................................      15,758           6,468
 *Kongsberg Gruppen ASA................................      25,800         361,006
 *#Kvaerner ASA........................................     538,681         488,142
 *Kverneland ASA.......................................      11,560         178,699
 Leif Hoegh & Co. ASA..................................      31,175         398,826
 *Merkantildata ASA....................................     188,921          91,892
 *#Nera ASA............................................     111,753         118,841
 *Nordic Vlsi..........................................       5,000          31,650
 #Nordlandsbanken ASA..................................      27,920         226,961
                                                            SHARES            VALUE
                                                            ------            -----

 *#Ocean Rig ASA.......................................     178,476    $    140,326
 #Odfjell ASA Series A.................................      15,810         252,824
 Olav Thon Eiendomsselskap ASA.........................       8,320         242,813
 *#Pan Fish ASA........................................     160,175         286,026
 *#Petroleum Geo Services ASA..........................      35,100         127,228
 *Petrolia Drilling ASA................................      26,706           4,627
 *Prosafe ASA..........................................      33,530         513,850
 #Rieber and Son ASA Series A..........................      35,804         233,794
 *Scana Industrier ASA.................................      74,400           5,205
 #Schibsted ASA........................................      68,460         821,079
 *Sensonor ASA.........................................      82,404          91,145
 *Sinvest ASA..........................................     226,234          19,295
 #Smedvig ASA Series A.................................      57,680         369,722
 *Software Innovation ASA..............................      13,423          57,241
 Solstad Offshore ASA..................................      33,600         170,149
 *#Steen and Stroem ASA................................      19,512         254,820
 *Stento Asa...........................................       1,225          14,610
 *Tandberg ASA Series A................................      70,480         831,217
 Tandberg Data ASA.....................................      35,250          21,139
 *Tandberg Television ASA..............................      47,030          61,733
 *Tgs-Nopec Geophysical Co. ASA........................      23,010         355,697
 *Unit 4 Agresso NV....................................       4,620          42,481
 #Veidekke ASA.........................................      15,936         124,234
 Visual Management Applications ASA....................      29,293         191,278
 #Wilhelmshaven (Wilhelm), Ltd. ASA....................      17,400         190,138
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,016,263)...................................                  10,559,970
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Norwegian Krone
   (Cost $322,113).....................................                     330,593
                                                                       ------------

BONDS -- (0.1%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Aker RGI Holding ASA
   (Cost $297,547).....................................   $   2,010         247,791
                                                                       ------------
TOTAL -- NORWAY
  (Cost $12,635,923)...................................                  11,138,354
                                                                       ------------
AUSTRIA -- (3.0%)
COMMON STOCKS -- (3.0%)
 Allgemeine Sparkasse Baugesellschaft..................         670          69,479
 *Austria Email AG.....................................         715           1,024
 *Austria Haustechnik AG...............................       3,826          77,576
 *#Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................      27,880         245,061
 #BBAG Oesterreichische Brau-Beteiligungs AG...........       7,984         453,399
 *BWT AG...............................................      13,530         320,034
 Bank Fuer Kaernten und Steiermark AG..................         520          48,121
 #Bau Holding AG.......................................       4,980         189,948
 Bohler Uddeholm AG....................................       9,020         435,263
 Brau Union Goess-Reinighaus AG........................      10,720         576,798
 *Ca Immobilien Invest AG..............................      16,503         288,488
 *Constantia-Iso Holding AG............................      15,000         105,034
 *Constantia-Verpackungen AG...........................       6,000          60,146
 *Die Erste Immobilien AG..............................       1,244         174,462
 #Flughafen Wien AG....................................      14,792         508,391

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT            VALUE
                                                            ------            -----
                                                            (000)
 *#Immofinanz Immobilien Anlagen AG....................     126,142    $    687,687
 Jenbacher AG..........................................       7,860         137,012
 #Lenzing AG...........................................       3,424         265,120
 *Manner (Josef) & Co. AG..............................         870          19,762
 #Mayr-Melnhof Karton AG...............................       9,840         709,722
 Oberbank AG...........................................       3,555         251,037
 Palfinger AG..........................................       7,610         186,017
 *Readymix Kies-Union AG...............................         500          17,288
 *Rhi AG, Wien.........................................      18,559         135,454
 Rosenbauer International AG...........................         850          23,506
 Ubm Realitaetenentwicklung AG.........................         360          21,688
 *Uniqa Versicherungen AG..............................      67,487         503,888
 Va Technologie AG.....................................       8,247         217,959
 #Voest-Alpine Stahl AG................................      29,280         957,175
 *Vogel and Noot Waermetechnik AG......................       1,700          23,506
 *Waagner Biro Binder Beteiligungs AG..................       1,430               0
 Wienerberger AG.......................................      57,030         999,756
 *Wolford AG...........................................       4,100          60,334
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $8,464,460)....................................                   8,770,135
                                                                       ------------
IRELAND -- (2.7%)
COMMON STOCKS -- (2.7%)
 Abbey P.L.C...........................................      19,319          80,136
 Anglo Irish Bank Corp. P.L.C..........................     200,833       1,295,211
 *Arcon International Resources P.L.C..................     143,750           4,259
 Ardagh P.L.C..........................................      14,262          15,494
 Arnotts P.L.C.........................................       8,811          91,371
 Barlo Group P.L.C.....................................     115,775          26,870
 DCC P.L.C.............................................      51,117         583,095
 *Dragon Oil P.L.C.....................................     104,167          24,691
 *Dunloe Ewart P.L.C...................................     235,918          79,219
 Fyffes P.L.C..........................................     195,858         288,217
 Glanbia P.L.C.........................................     175,508         260,004
 Grafton Group PLC.....................................     101,465         440,921
 Green Property Co.....................................      75,732         673,153
 Greencore Group P.L.C.................................     140,418         402,173
 Heiton Holdings P.L.C.................................      33,002         103,322
 IAWS Group P.L.C......................................      71,312         619,780
 IFG Group P.L.C.......................................      37,599          85,408
 *ITG Group P.L.C......................................      18,328          43,443
 IWP International P.L.C...............................      39,611          63,376
 Independent News & Media P.L.C........................     331,235         654,272
 *Iona Technologies P.L.C..............................      14,281          77,432
 Irish Continental Group P.L.C.........................      15,838         125,136
 Jurys Hotel Group P.L.C...............................      40,376         406,739
 Kerry Group P.L.C.....................................      10,812         160,173
                                                             FACE
                                                            AMOUNT            VALUE
                                                            ------            -----
                                                            (000)

 Kingspan Group P.L.C..................................     114,417    $    265,553
 Readymix P.L.C........................................      62,281         100,877
 *Riverdeep Group P.L.C................................     111,698         296,749
 Ryan Hotels P.L.C.....................................      42,234          41,711
 United Drug P.L.C.....................................      17,553         242,701
 Waterford Wedgwood P.L.C..............................     439,734         260,575
                                                                       ------------
TOTAL -- IRELAND
  (Cost $6,657,084)....................................                   7,812,061
                                                                       ------------
EMU -- (1.7%)
INVESTMENT IN CURRENCY -- (1.7%)
 *Euro Currency
   (Cost $4,898,077)...................................                   4,952,051
                                                                       ------------
UNITED KINGDOM -- (0.2%)
COMMON STOCKS -- (0.2%)
 Scottish & Newcastle P.L.C............................      42,533         394,190
 *Tullow Oil P.L.C.....................................     212,968         314,893
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $428,701)......................................                     709,083
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1,617).......................................                       1,734
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $430,318)......................................                     710,817
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (2.9%)
 Repurchase Agreement, PNC Capital Markets Inc., 1.82%,
   07/01/02 (Collateralized by FHLB Discount Notes
   1.73%, 11/15/02, valued at $8,848,350) to be
   repurchased at $8,718,322
   (Cost $8,717,000)...................................   $   8,717       8,717,000

                                                            AMOUNT            VALUE
                                                            ------            -----
                                                            (000)
                                                                       ------------
TOTAL INVESTMENTS -- (100%) (Cost $263,433,159)++......                $296,171,498
                                                                       ============

--------------------------------------------------------------------------------
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $263,433,477.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (95.9%)
COMMON STOCKS -- (95.1%)
 *ASK Corp., Yokohama..................................      64,000    $     36,389
 Achilles Corp.........................................     549,000         691,179
 Advan Co., Ltd........................................      36,000         430,717
 #Aica Kogyo Co., Ltd..................................     164,000       1,039,023
 *Aichi Corp...........................................      57,000          70,373
 Aichi Machine Industry Co., Ltd.......................     157,000         234,641
 Aichi Tokei Denki Co., Ltd............................      67,000         126,799
 Aida Engineering, Ltd.................................     160,000         450,958
 Aim Services Co., Ltd.................................       2,000          19,494
 Aiphone Co., Ltd......................................      27,400         333,832
 Airport Facilities Co., Ltd...........................      72,700         266,316
 Aisan Industry Co., Ltd...............................      23,000         166,266
 *#Aiwa Co., Ltd.......................................     116,300         276,779
 *Akai Electric Co., Ltd...............................     363,000           2,948
 #Akebono Brake Industry Co., Ltd......................     141,000         222,181
 Aloka Co., Ltd........................................      43,000         209,559
 Alps Logistics Co., Ltd...............................       5,000          19,088
 Altech Co., Ltd.......................................      14,000          70,503
 Amada Sonoike Co., Ltd................................     191,414         354,483
 Amatsuji Steel Ball Manufacturing Co., Ltd............      12,000          90,646
 Ando Corp.............................................     120,000         165,698
 *Ando Electronic Co., Ltd.............................      17,000          66,970
 Anest Iwata Corp......................................      74,000          88,356
 Anrakutei Co., Ltd....................................      13,000          55,964
 Aoi Advertising Promotion, Inc........................      14,000          84,717
 Aoki International Co., Ltd...........................      74,200         232,034
 Apic Yamada Corp......................................       7,000          15,067
 *#Arabian Oil Co., Ltd................................      48,300         243,235
 *#Arai-Gumi, Ltd......................................      49,300          33,637
 Araya Industrial Co., Ltd.............................      84,000          66,182
 Argo 21 Corp..........................................      13,200         229,443
 *Arisawa Manufacturing Co., Ltd.......................       8,000         136,457
 Aronkasei Co., Ltd....................................      53,000         153,254
 #Asahi Denka Kogyo KK.................................     169,000       1,000,693
 Asahi Diamond Industrial Co., Ltd.....................      68,000         293,837
 Asahi Kogyosha Co., Ltd...............................      48,000         109,945
 *Asahi Optical Co., Ltd...............................     180,000         254,395
 Asahi Organic Chemicals Industry Co., Ltd.............     259,000         618,491
 *#Asahi Soft Drinks Co., Ltd..........................      69,000         347,478
 *Asahi Tec Corp.......................................      86,000          89,412
 *Asahi Techno Glass Corp..............................      34,000          63,794
 Asanuma Corp..........................................     145,000         110,709
 Ashimori Industry Co., Ltd............................      84,000         114,624
 Asia Securities Printing Co., Ltd.....................       8,000          68,228
 *Asics Corp...........................................     333,000         256,953
 *#Atsugi Nylon Industrial Co., Ltd....................     322,000         201,388
 Aucnet, Inc...........................................      15,000         176,541
 Azel Corp., Tokyo.....................................      89,000          74,458
 Bando Chemical Industries, Ltd........................     213,000         385,808
 #Bank of Okinawa, Ltd.................................      19,300         308,040
 Bank of the Ryukyus, Ltd..............................      23,980         238,796
 *Bosch Automotive Systems Corp........................     214,000         199,893
 Bull Dog Sauce Co., Ltd...............................       9,000          50,440
 Bunka Shutter Co., Ltd................................     134,000         276,455
 *C Two-Network Co., Ltd...............................       3,000          82,362
                                                            SHARES           VALUE+
                                                            ------           ------

 #CKD Corp.............................................     113,000    $    342,353
 *CTI Engineering Co. Ltd..............................      19,000          81,793
 *Cabin Co., Ltd.......................................      67,000          44,625
 Calpis Co., Ltd.......................................     115,000         502,535
 Calsonic Corp.........................................     261,000         621,147
 Canon Aptex, Inc......................................      34,000         185,582
 Canon Electronics, Inc................................      40,000         267,066
 Canon System & Support, Inc...........................      35,000         179,100
 *Carolina Co., Ltd....................................      40,000          34,114
 Catena Corp...........................................      18,000          80,997
 Central Finance Co., Ltd..............................     180,000         570,195
 *Central Security Patrols Co., Ltd....................       5,000          28,225
 #Cesar Co.............................................      79,000          88,551
 *#Chiba Kogyo Bank, Ltd...............................      38,100         227,457
 Chino Corp............................................      70,000         112,577
 *Chisan Tokan Co., Ltd................................      64,000          36,389
 Chiyoda Co., Ltd......................................      38,000         253,095
 *#Chiyoda Corp........................................     113,000         128,497
 Chofu Seisakusho Co., Ltd.............................      25,000         302,155
 *Chori Co., Ltd.......................................     175,000         122,243
 Chuetsu Pulp and Paper Co., Ltd.......................     172,000         287,794
 Chugai Ro Co., Ltd....................................     139,000         269,836
 Chugoku Marine Paints, Ltd............................     111,000         239,823
 Chugokukogyo Co., Ltd.................................      45,000          57,385
 #Chukyo Sogo Bank, Ltd................................     118,000         423,634
 Chuo Gyorui Co., Ltd..................................      16,000          25,602
 *Chuo Paperboard Co., Ltd.............................      76,000          48,767
 Chuo Spring Co., Ltd., Nagoya.........................      99,000         299,133
 *#Clarion Co., Ltd....................................     171,000         161,117
 Cleanup Corp..........................................      71,000         429,637
 *Co-Op Chemical Co., Ltd..............................      80,000          49,384
 *Coca Cola Central Japan Co., Ltd.....................           3          17,618
 Computer Engineering & Consulting, Ltd................       8,000          80,510
 Copyer Co., Ltd.......................................      27,000          48,467
 Cosel Co., Ltd........................................      18,000         272,524
 Credia Co., Ltd.......................................      14,000         211,622
 #D'urban, Inc.........................................     114,000         125,004
 Dai Nippon Toryo, Ltd.................................     193,000         235,145
 Dai-Dan Co., Ltd......................................      80,000         295,657
 Daido Kogyo Co., Ltd..................................      60,000          85,286
 Daido Steel Sheet Corp................................      84,000          93,473
 #Daidoh, Ltd..........................................      54,000         257,465
 Daihen Corp...........................................     205,000         243,105
 Daiho Corp............................................      96,000         118,523
 Daiichi Cement Co., Ltd...............................      33,000          49,319
 Dai-Ichi Jitsugyo Co., Ltd............................      80,000         107,866
 *#Dai-Ichi Katei Denki Co., Ltd.......................      91,000          23,653
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................      47,000          80,168
 Daiken Corp...........................................     195,000         508,424
 #Daiki Co., Ltd.......................................      31,000         264,637
 Daiko Shoken Business Co., Ltd........................       6,000          17,593
 *#Daikyo, Inc.........................................     268,000         215,505
 #Daimei Telecom Engineering Corp......................      66,000         247,669
 Dainichi Co., Ltd.....................................       3,200           9,877
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................     163,000         492,512
 Dainippon Shigyo Co., Ltd.............................      16,000          69,528
 Daiseki Co., Ltd......................................      24,000         389,682

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Daiso Co., Ltd........................................     112,000    $    211,053
 *#Daisue Construction Co., Ltd........................      92,500          43,577
 Daisyo Corp...........................................      24,000         228,078
 Daito Woolen Spinning & Weaving Co., Ltd., Tokyo......      42,000          25,586
 Daiwa Industries, Ltd.................................      76,000         190,747
 Daiwa Kosho Lease Co., Ltd............................     101,000         244,469
 *Daiwa Seiko, Inc.....................................     145,000         109,531
 *Daiwabo Co., Ltd.....................................     262,000         195,783
 Daiwabo Information System Co., Ltd...................      22,000         145,635
 *#Dantani Corp........................................      68,000          22,645
 Danto Corp............................................      42,000         157,608
 Denki Kogyo Co., Ltd..................................      59,000         253,989
 Denyo Co., Ltd........................................      38,000         172,846
 #Deodeo Corp..........................................      71,600         329,748
 *Descente, Ltd........................................     133,000         216,057
 *Dia Kensetsu Co., Ltd................................      31,000          46,079
 Diamond Computer Service Co., Ltd.....................       8,000          46,655
 *Dijet Industrial Co., Ltd............................      34,000          40,320
 Doshisha Co., Ltd.....................................      15,000         165,332
 Dynic Corp............................................      52,000          66,312
 Eagle Industry Co., Ltd...............................      43,000         126,085
 *Eco-Tech Construction Co., Ltd.......................      68,000          35,901
 #Eiden Co., Ltd.......................................      40,000         169,921
 Eiken Chemical Co., Ltd...............................       9,000          74,272
 *Elna Co., Ltd........................................       5,000          12,427
 Enplas Corp...........................................      18,000         341,386
 *Enshu, Ltd...........................................      69,000          58,847
 *Ensuiko Sugar Refining Co., Ltd......................      23,000          42,034
 Exedy Corp............................................      71,000         320,065
 *FDK Corp.............................................      73,000         192,112
 *First Baking Co., Ltd................................      67,000          92,515
 Fontaine Co., Ltd.....................................       5,000          56,451
 Foster Electric Co., Ltd..............................      32,000          86,033
 France Bed Co., Ltd...................................     193,000         470,289
 *Fudo Construction Co., Ltd...........................     201,000         156,731
 Fuji Denki Reiki Co., Ltd.............................      81,800         235,868
 Fuji Kiko Co., Ltd....................................      51,000          78,292
 *Fuji Kisen Kaisha, Ltd...............................       8,000           9,097
 *Fuji Kosan Co., Ltd..................................     130,000          89,753
 Fuji Kyuko Co., Ltd...................................     107,000         371,106
 *#Fuji Spinning Co., Ltd., Tokyo......................     163,000          70,170
 Fujicco Co., Ltd......................................      42,000         403,913
 *Fujii & Co., Ltd.....................................      44,000             357
 *Fujiko Co., Ltd......................................      55,000             893
 Fujikura Kasei Co., Ltd...............................      15,000          54,217
 #Fujirebio, Inc.......................................      75,000         666,446
 Fujitec Co., Ltd......................................      82,000         286,397
 Fujitsu Business Systems, Ltd.........................      32,500         285,098
 Fujitsu Denso, Ltd....................................      36,000         221,353
 Fujitsu Devices, Inc..................................      14,000          93,132
 Fujitsu Kiden, Ltd....................................      16,000          51,334
 Fujiya Co., Ltd.......................................     190,000         307,109
 Fukuda Corp...........................................      65,000         172,642
 #Fukushima Bank, Ltd..................................     117,000         205,270
 *Fukusuke Corp........................................      95,000          62,502
 *Furukawa Battery Co., Ltd............................      45,000          80,778
 Furukawa Co., Ltd.....................................     208,000         199,357
 Fuso Lexel Inc........................................       8,000          38,923
 Fuso Pharmaceutical Industries, Ltd...................      78,000         300,936
 *Ga-jo-en Kanko KK....................................      37,000               0
 *Gakken Co., Ltd......................................     158,000         178,385
                                                            SHARES           VALUE+
                                                            ------           ------

 Gastec Service, Inc...................................      41,000    $    184,826
 Genki Sushi Co., Ltd..................................       3,000          31,678
 Geostar Corp..........................................      10,000          52,227
 Godo Shusei Co., Ltd..................................      74,000         143,052
 *Godo Steel, Ltd......................................     245,000         167,160
 *Goldwin, Inc.........................................      47,000          60,317
 Gourmet Kineya Co., Ltd...............................      31,000         214,026
 *Graphtec Corp........................................      39,000          29,460
 Gun-Ei Chemical Industry Co., Ltd.....................     164,000         203,808
 *#Gunze Sangyo, Inc., Tokyo...........................      90,000         192,989
 Hac Kimisawa Co., Ltd.................................      41,000         270,745
 *Hakone Tozan Railway Co., Ltd........................      52,000         139,381
 *Hakuto Co., Ltd......................................      21,000         301,058
 Hakuyosha Co., Ltd....................................      57,000         160,654
 *Hanwa Co., Ltd.......................................     405,000         437,515
 #Happinet Corp........................................      15,000         150,468
 Harashin Co., Ltd.....................................       8,000          52,958
 Harima Chemicals, Inc.................................      37,000         100,678
 Harumoto Corp.........................................      32,000          55,103
 Hayashikane Sangyo Co., Ltd...........................     128,000         122,681
 Heiwado Co., Ltd......................................      49,000         363,772
 #Hibiya Engineering, Ltd..............................      60,000         326,522
 *#Hikari Tsushin, Inc.................................      32,000         287,210
 *Hirabo Corp..........................................      79,000          44,275
 Hisaka Works, Ltd.....................................      48,000         184,802
 Hitachi Electronics Engineering Co., Ltd..............      13,000          36,957
 Hitachi Kiden Kogyo, Ltd..............................      20,000          67,416
 Hitachi Koki Co., Ltd.................................     177,000         531,939
 Hitachi Medical Corp..................................      28,000         260,860
 Hitachi Metals Techno, Ltd............................      12,000          32,262
 Hitachi Plant Engineering & Construction Co., Ltd.....     204,000         614,739
 #Hitachi Powdered Metal Co., Ltd......................      46,000         227,168
 *#Hitachi Seiki Co., Ltd..............................     141,000          91,621
 Hitachi Tool Engineering, Ltd.........................      30,000         109,653
 Hochiki Corp..........................................      42,000         118,376
 *Hodogaya Chemical Co., Ltd...........................     100,000         125,086
 *Hohsui Corp..........................................      56,000          36,389
 Hokkai Can Co., Ltd., Tokyo...........................     116,000         232,724
 *Hokkaido Bank, Ltd...................................     329,000         285,934
 Hokkaido Coca Cola Bottling Co., Ltd..................      26,000         168,947
 Hokkaido Gas Co., Ltd.................................      87,000         175,956
 Hokko Chemical Industry Co., Ltd......................      41,000         106,899
 *Hoko Fishing Co., Ltd................................      79,000          35,934
 *Hokuriku Electric Industry Co., Ltd..................     112,000          81,874
 Hokuriku Electrical Construction Co., Ltd.............      36,000         103,512
 Hokuriku Gas Co., Ltd.................................      26,000          69,691
 *Hokushin Co., Ltd....................................      39,900          37,270
 Homac Corp............................................      60,000         336,269
 Honen Corp............................................     128,000         195,458
 Honshu Chemical Industry Co., Ltd.....................       3,000          14,109
 #Horiba, Ltd..........................................      54,000         386,417
 #Hosokawa Micron Corp.................................      40,000         174,145
 *Howa Machinery, Ltd..................................     181,000         105,852
 I-Net Corp............................................       5,000          23,880
 ISE Chemicals Corp....................................      17,000          49,985
 *Ichida and Co., Ltd..................................      78,000          15,839
 Ichikawa Co., Ltd.....................................      49,000         115,420
 Ichiken Co., Ltd......................................      48,000          36,648
 Ichikoh Industries, Ltd...............................     141,000         218,745

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ichiyoshi Securities Co., Ltd.........................      36,000    $    116,963
 Idec Izumi Corp.......................................      60,000         316,775
 Ihara Chemical Industry Co., Ltd......................      80,000         143,605
 Iino Kaiun Kaisha, Ltd................................     161,000         226,234
 *#Ikegami Tsushinki Co., Ltd..........................     102,000          96,105
 Impact 21 Co., Ltd....................................      19,000         209,884
 Inaba Denki Sangyo Co., Ltd...........................      38,000         439,830
 Inaba Seisa Kusho Co., Ltd............................      12,000         168,719
 #Inabata and Co., Ltd., Osaka.........................      85,000         393,532
 Inageya Co., Ltd......................................      77,000         447,806
 Intec, Inc............................................      35,000         258,700
 *Inui Steamship Co., Ltd..............................      31,000          13,849
 *Iseki & Co., Ltd.....................................     322,000         154,310
 Ishii Hyoki Co., Ltd..................................       3,000          75,539
 #Ishii Iron Works Co., Ltd............................      52,000         178,661
 *Ishikawa Seisakusho, Ltd.............................      75,000          51,781
 Ishikawajima Transport Machinery Co., Ltd.............      16,000          33,789
 Ishizuka Glass Co., Ltd...............................      49,000          66,864
 Itochu Fuel Corp......................................     192,000       1,043,311
 *Itochu Warehouse Co., Ltd............................      15,000          19,494
 Itoki Crebio Corp.....................................      56,000         110,985
 Iuchi Seieido Co., Ltd................................      17,000         197,457
 Iwasaki Electric Co., Ltd.............................     110,000         285,016
 Iwatsu Electric Co., Ltd..............................     145,000         202,574
 *Izukyu Corp..........................................       5,000          63,761
 #Izumiya Co., Ltd.....................................     128,000         453,297
 *#Izutsuya Co., Ltd...................................     123,000         207,805
 JMS Co., Ltd..........................................      59,000         155,748
 *Jac Holdings Co., Ltd................................       5,000          31,881
 Jaccs Co., Ltd........................................      84,000         247,669
 Jamco Corp............................................      18,000          52,633
 *Janome Sewing Machine Co., Ltd.......................     224,000         123,721
 Japan Aircraft Manufacturing Co., Ltd.................      70,000         126,223
 Japan Aviation Electronics Industry, Ltd..............     130,000         543,797
 #Japan Business Computer Co., Ltd.....................      34,000         447,384
 Japan Carlit Co., Ltd.................................      28,000         176,257
 *Japan Coated Paper Manufacturing Co., Ltd............     132,000          46,103
 Japan Digital Laboratory Co., Ltd.....................      28,100         253,347
 Japan Foundation Engineering Co., Ltd.................      49,200         168,242
 Japan Information Processing Service Co., Ltd.........      26,000         239,693
 Japan Kenzai Co., Ltd.................................       4,000          16,570
 Japan Maintenance Co., Ltd............................      27,000          84,433
 *Japan Metals & Chemicals Co., Ltd....................     201,000          78,365
 Japan Oil Transportation Co., Ltd.....................      45,000          73,833
 *Japan Paperboard Industries Co., Ltd., Tokyo.........     127,000         155,764
 Japan Pulp and Paper Co., Ltd.........................      99,000         292,700
 *#Japan Steel Works, Ltd..............................     546,000         545,487
 #Japan Storage Battery Co., Ltd.......................      63,000         134,581
 Japan Transcity Corp..................................      90,000         165,210
 Japan Vilene Co., Ltd.................................     101,000         185,403
 Japan Wool Textile Co., Ltd...........................     138,000         612,010
 Jastec Co., Ltd.......................................       5,000         140,112
 #Jeans Mate Corp......................................       9,800          77,212
 #Jeol, Ltd............................................      97,000         464,059
 Jidosha Denki Kogyo Co., Ltd..........................      10,000          15,433
 Joban Kosan Co., Ltd..................................     101,000         127,157
                                                            SHARES           VALUE+
                                                            ------           ------

 Joint Corp............................................       5,000    $    148,235
 #Joshin Denki Co., Ltd................................      98,000         131,340
 Jsp Corp..............................................      16,000          72,777
 *#Jujiya Co., Ltd.....................................     161,000          70,616
 Juken Sangyo Co., Ltd.................................      86,000         573,493
 #Juki Corp............................................     153,000         223,692
 K.R.S. Corp...........................................       8,000          73,589
 KTK Telecommunications Engineering Co., Ltd...........      43,050         185,326
 Kabuki-Za Co., Ltd....................................       5,000         161,637
 #Kaga Electronics Co., Ltd............................      33,000         354,350
 Kagawa Bank, Ltd......................................      68,350         349,756
 Kahma Co., Ltd........................................      46,000         212,970
 *Kakuei (L.) Corp.....................................     100,000             812
 Kameda Seika..........................................       9,000          37,355
 Kamei Corp............................................      59,000         265,011
 Kanaden Corp..........................................      50,000         164,886
 Kanagawa Chuo Kotsu Co., Ltd..........................      90,000         421,067
 #Kanamoto Co., Ltd....................................      43,000         159,265
 *#Kanematsu Corp......................................     402,500         624,433
 Kanematsu Electronics, Ltd............................      38,000         215,748
 *Kanematsu-NNK Corp...................................      60,000          92,108
 Kanto Auto Works, Ltd., Yokosuka......................      78,000         481,498
 Kanto Bank, Ltd.......................................      19,100         180,736
 #Kanto Denka Kogyo Co., Ltd...........................      83,000         180,001
 Kanto Natural Gas Development Co., Ltd................     104,000         425,746
 *Kanto Special Steel Works, Ltd.......................      84,000          34,797
 *Kasai Kogyo Co., Ltd.................................      28,000          40,027
 Kasei (C.I.) Co., Ltd.................................      46,000         158,794
 Kasumi Co., Ltd.......................................     132,000         399,916
 Katakura Chikkarin Co., Ltd...........................      17,000          44,876
 #Katakura Industries Co., Ltd.........................      49,000         299,694
 Kato Sangyo Co., Ltd..................................      17,000          77,326
 Kato Spring Works Co., Ltd............................       8,000           9,812
 Kato Works Co., Ltd...................................      82,000          87,917
 Katsumura Construction Co., Ltd.......................      48,600          44,212
 Kawada Industries, Inc................................      76,000         121,609
 Kawai Musical Instruments Manufacturing Co., Ltd......      99,000          89,257
 *Kawashima Textile Manufacturers, Ltd.................     126,000         130,999
 *Kawasho Corp.........................................     222,000         187,531
 Kawasho Gecoss Corp...................................      52,000         131,356
 Kawasumi Laboratories, Inc............................      11,000         115,525
 Kayaba Industry Co., Ltd..............................     321,000         508,424
 Keihin Co., Ltd.......................................     100,000         119,400
 Keiyo Co., Ltd........................................     104,900         592,171
 #Kentucky Fried Chicken Japan, Ltd....................      10,000         207,122
 *Kenwood Corp.........................................     201,000         143,670
 Key Coffee, Inc.......................................      33,000         397,236
 *Kibun Food Chemifa Co., Ltd..........................       8,000          33,529
 *Kimmon Manufacturing Co., Ltd........................      41,000          39,296
 Kimura Chemical Plants Co., Ltd.......................      27,000          35,308
 *Kinki Nippon Tourist Co., Ltd........................     133,000         265,750
 *Kinki Sharyo Co., Ltd., Nagaokakyo...................     101,000          72,192
 Kinseki, Ltd..........................................      56,000         250,626
 *#Kinsho-Mataichi Corp................................      42,000          35,820
 *Kinugawa Rubber Industrial Co., Ltd..................      83,000          45,843
 Kioritz Corp..........................................      96,000         107,606
 Kishu Paper Co., Ltd..................................     125,000         155,342
 Kitagawa Iron Works Co., Ltd..........................     124,000         118,848

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Kita-Nippon Bank, Ltd.................................       6,806    $    291,885
 Kitano Construction Corp..............................     116,000         160,175
 Kitz Corp.............................................     234,000         300,303
 Koa Corp..............................................      38,000         324,085
 Koatsu Gas Kogyo Co., Ltd.............................      78,000         205,270
 *Kobayashi Yoko Co., Ltd..............................       6,000          80,412
 Koito Industries, Ltd.................................       8,000          18,519
 *Kokune Corp..........................................      42,000          19,445
 Kokusai Kogyo Co., Ltd................................      60,000         227,591
 Komai Tekko, Inc......................................      53,000         115,371
 *Komatsu Construction Co., Ltd........................      29,000          27,795
 *Komatsu Electronics Metals Co., Ltd..................      13,000          43,081
 Komatsu Forklift Co., Ltd.............................     153,000         190,138
 Komatsu Seiren Co., Ltd...............................      75,000         162,652
 Komatsu Wall Industry Co., Ltd........................      14,000         134,865
 Komatsu Zenoah Co.....................................      73,000         152,978
 Konaka Co., Ltd.......................................      27,000         164,699
 Kondotec, Inc.........................................       1,500           6,104
 Konishi Co., Ltd......................................      28,000         231,749
 Kosaido Co., Ltd......................................      34,000         301,294
 *Kosei Securities Co., Ltd............................     137,000         152,450
 Krosaki Corp..........................................      96,000          94,350
 Kumiai Chemical Industry Co., Ltd., Tokyo.............     153,000         201,323
 Kurabo Industries, Ltd................................     374,000         610,596
 Kurimoto, Ltd.........................................     204,000         444,070
 Kuroda Electric Co., Ltd..............................      18,000         241,968
 *Kyoden Co., Ltd......................................      17,000          47,224
 Kyodo Printing Co., Ltd...............................     132,000         379,545
 Kyodo Shiryo Co., Ltd.................................     145,000         114,242
 Kyoei Sangyo Co., Ltd.................................      44,000          95,065
 Kyoei Tanker Co., Ltd.................................      53,000          50,798
 Kyokuto Boeki Kaisha, Ltd.............................      36,000          88,015
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................      38,300         209,363
 Kyokuyo Co., Ltd......................................     167,000         191,259
 Kyoritsu Maintenance Co., Ltd.........................       3,000          72,736
 Kyosan Electric Manufacturing Co., Ltd................      94,000         180,188
 *Kyowa Electronic Instruments Co., Ltd................      30,000          57,020
 Kyowa Leather Cloth Co., Ltd..........................      32,000         125,540
 #Kyudenko Corp........................................     122,000         436,013
 *#Kyushu Bank, Ltd....................................     192,000         394,556
 #Laox Co., Ltd........................................      21,000          43,837
 #Life Corp............................................      83,000         588,544
 *Lonseal Corp.........................................      18,000          11,404
 #MR Max Corp..........................................      56,300         133,987
 Maeda Road Construction Co., Ltd......................      88,000         319,504
 Maezawa Industries, Inc...............................      27,700         166,719
 Maezawa Kaisei Industries Co., Ltd....................      20,600         218,356
 Maezawa Kyuso Industries Co., Ltd.....................      10,000          60,106
 Magara Construction Co., Ltd..........................      61,000          56,979
 #Makino Milling Machine Co., Ltd......................      82,000         254,427
 *Mamiya-Op Co., Ltd...................................      26,000          29,777
 Mars Engineering Corp.................................       7,000         150,956
 Marubun Corp..........................................      37,800         236,719
 *Marudai Food Co., Ltd................................     232,000         229,898
 *Maruei Department Store Co., Ltd.....................      72,000          90,062
 #Maruetsu, Inc........................................     189,000         511,202
 Maruha Corp...........................................     434,000         433,592
 #Marusan Securities Co., Ltd..........................     117,000         364,925
 Maruwa Co., Ltd.......................................      13,000         188,059
                                                            SHARES           VALUE+
                                                            ------           ------

 *Maruwn Corp..........................................      44,000    $     67,546
 Maruyama Manufacturing Co., Inc.......................      73,000          74,710
 *#Maruzen Co., Ltd....................................     179,000         456,530
 Maruzen Co., Ltd......................................       5,000          14,214
 Maruzen Showa Unyu Co., Ltd...........................     175,000         321,243
 #Maspro Denkoh Corp...................................      27,000         269,746
 Matsuda Sangyo Co., Ltd...............................      19,000         183,494
 Matsui Construction Co., Ltd..........................      40,000         101,043
 Matsuo Bridge Co., Ltd................................      37,000          59,806
 Matsuya Co., Ltd......................................      74,000         248,839
 Matsuya Foods Co., Ltd................................      16,000         296,307
 Matsuzakaya Co., Ltd..................................     123,000         292,725
 Meiden Engineering Co., Ltd...........................      31,000         148,308
 *#Meidensha Corp......................................     296,000         564,997
 Meiji Shipping Co., Ltd...............................      47,000          61,081
 Meiko National Securities Co., Ltd....................      99,000         236,412
 *Meisei Industrial Co., Ltd...........................      29,000          47,817
 Meito Sangyo Co., Ltd.................................      38,000         534,895
 Meito Transportation Co., Ltd.........................       5,000          49,141
 *Meiwa Estate Co., Ltd................................      22,000         236,054
 *Meiwa Trading Co., Ltd...............................      55,000          98,282
 Melco, Inc............................................      10,000          93,002
 Mercian Corp..........................................     212,000         416,714
 *Milbon Co., Ltd......................................       8,000         190,390
 #Mimasu Semiconductor Industry Co., Ltd...............      30,000         354,057
 Miroku Jyoho Service Co., Ltd.........................       3,000          14,352
 #Misawa Homes Co., Ltd................................     190,000         452,176
 Misawa Resort Co., Ltd................................      40,000          66,604
 *Misawavan Corp.......................................      43,000          94,302
 Mito Securities Co., Ltd..............................      35,000          85,001
 Mitsuba Corp..........................................      67,000         244,347
 #Mitsubishi Cable Industries, Ltd.....................     270,000         350,889
 *Mitsubishi Kakoki Kaisha, Ltd........................     117,000         142,549
 Mitsubishi Pencil Co., Ltd............................      61,000         357,729
 Mitsubishi Plastics, Inc..............................     310,000         417,981
 *Mitsubishi Shindoh Co., Ltd..........................      82,000          84,587
 Mitsubishi Steel Manufacturing Co., Ltd...............     253,000         180,838
 Mitsuboshi Belting, Ltd...............................     153,000         366,606
 *#Mitsui Construction Co., Ltd........................     157,000          86,715
 *Mitsui High-Tec, Inc.................................      38,000         306,184
 Mitsui Home Co., Ltd..................................      97,000         309,636
 Mitsui Matsushima Co., Ltd............................      90,000          97,226
 *Mitsui Mining Co., Ltd...............................     225,000         155,342
 Mitsui Sugar Co., Ltd.................................     116,000         191,267
 Mitsui-Soko Co., Ltd..................................     204,000         430,814
 Mitsumura Printing Co., Ltd...........................      23,000          53,243
 Mitsuuroko Co., Ltd...................................      76,000         422,854
 Miura Co., Ltd........................................      31,000         438,124
 Miura Printing Corp...................................      16,000          52,893
 Miyaji Iron Works Co. Ltd.............................      90,000         133,046
 Miyoshi Oil & Fat Co., Ltd............................     120,000         219,306
 Miyuki Keori Co., Ltd.................................      50,000         155,139
 Mizuno Corp...........................................     120,000         314,826
 Mkc-Stat Corp.........................................      41,000         361,327
 Morinaga & Co., Ltd...................................     220,000         398,487
 Morishita Jinton Co., Ltd.............................       8,800         110,790
 Morita Corp...........................................      72,000         201,177
 Moritex Corp..........................................       4,000          46,623
 Morozoff, Ltd., Osaka.................................      50,000          81,631
 Mory Industries, Inc..................................      66,000          91,134

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
                                                            SHARES           VALUE+
                                                            ------           ------
 #Mos Food Services, Inc...............................      47,000    $    307,313
 *Mutoh Industries, Ltd................................      61,000         101,076
 Mutow Co., Ltd........................................      38,000         144,758
 Mycal Hokkaido Corp...................................      26,000         152,052
 Myojo Foods Co., Ltd..................................      25,000          40,612
 NAC Co., Ltd..........................................      13,000          79,722
 NOF Corp..............................................      54,000         112,723
 *Nabco, Ltd...........................................     120,000         127,685
 Nachi-Fujikoshi Corp..................................     433,000         509,967
 Nagano Bank, Ltd......................................     122,000         422,139
 Nagano Japan Radio Co., Ltd...........................       6,000          13,889
 Nagatanien Co., Ltd...................................      56,000         341,143
 Naigai Clothes Co., Ltd...............................      30,000          73,346
 *Naigai Co., Ltd......................................     109,000          85,879
 Nakabayashi Co., Ltd..................................      92,000         165,893
 Nakamuraya Co., Ltd...................................      85,000         180,196
 *#Nakano Corp.........................................      66,000          29,484
 Nakayama Steel Works, Ltd.............................     206,000         195,767
 Nemic-Lambda KK.......................................       7,484          55,378
 Neturen Co., Ltd., Tokyo..............................      67,000         168,159
 Nichia Steel Works, Ltd...............................      64,900         170,268
 #Nichias Corp.........................................     237,000         442,754
 Nichiban Co., Ltd.....................................      58,000         140,388
 *Nichiboshin, Ltd.....................................       1,190             967
 Nichiha Corp..........................................      52,980         486,700
 *Nichimen Corp........................................     190,000         169,759
 Nichimen Infinity, Inc................................      15,000         166,307
 Nichimo Co., Ltd......................................      54,000          65,792
 *Nichimo Corp.........................................      85,000          40,044
 Nichireki Co., Ltd....................................      44,000         168,329
 Nichiro Corp..........................................     289,000         394,361
 Nidec Tosok Corp......................................       3,000          16,570
 Nihon Dempa Kogyo Co., Ltd............................      18,000         298,987
 Nihon Inter Electronics Corp..........................      11,000          12,330
 *Nihon Kentetsu Co., Ltd..............................      27,000          39,036
 Nihon Kohden Corp.....................................      85,000         249,927
 Nihon Matai Co., Ltd..................................      50,000          80,006
 Nihon Nohyaku Co., Ltd................................     103,000         140,551
 Nihon Nosan Kogyo KK..................................     201,000         267,748
 Nihon Parkerizing Co., Ltd............................      92,000         242,861
 *Nihon Shokuh Kako Co., Ltd...........................       4,000           9,260
 *Nihon Spindle Manufacturing Co., Ltd.................      56,000          70,958
 Nihon Tokushu Toryo Co., Ltd..........................      35,000          62,543
 *#Niigata Engineering Co., Ltd........................     142,000           2,307
 *Nikken Chemicals Co., Ltd............................     130,000         326,278
 Nikkiso Co., Ltd......................................     107,000         497,995
 Nikko Co., Ltd., Akashi...............................      65,000         147,828
 *Nippei Toyama Corp...................................      34,000          53,852
 Nippon Beet Sugar Manufacturing Co., Ltd..............     265,000         333,629
 *Nippon Carbide Industries Co., Inc., Tokyo...........     101,000          69,731
 *Nippon Carbon Co., Ltd...............................     177,000         162,457
 #Nippon Ceramic Co., Ltd..............................      20,000         250,659
 #Nippon Chemical Industrial Co., Ltd..................     131,000         221,320
 Nippon Chemi-Con Corp.................................     113,000         345,106
 *Nippon Chemiphar Co., Ltd............................      49,000         113,430
 Nippon Chutetsukan KK.................................      44,000          60,756
 *Nippon Columbia Co., Ltd.............................      99,000         112,577
 *Nippon Concrete Industries Co., Ltd..................      65,000          53,852
 Nippon Conlux Co., Ltd................................      63,000         267,115
 *Nippon Conveyor Co., Ltd.............................      43,000          21,305
                                                            SHARES           VALUE+
                                                            ------           ------

 Nippon Denko Co., Ltd.................................     159,000    $    249,253
 Nippon Densetsu Kogyo Co., Ltd........................     118,000         431,302
 Nippon Denwa Shisetu Co., Ltd.........................      90,000         248,547
 Nippon Felt Co., Ltd..................................      28,000          85,058
 Nippon Fine Chemical Co., Ltd.........................      40,000         118,263
 Nippon Flour Mills Co., Ltd...........................     147,000         329,544
 Nippon Formula Feed Manufacturing Co., Ltd............     100,000          99,906
 Nippon Gas Co., Ltd...................................      62,000         376,183
 *Nippon Hume Pipe Co., Ltd............................      43,000          47,151
 *Nippon Kasei Chemical Co., Ltd.......................     154,000         206,391
 *Nippon Kinzoku Co., Ltd..............................      93,000          55,143
 Nippon Koei Co., Ltd., Tokyo..........................     146,000         319,001
 Nippon Kokan Koji Corp................................      14,000          41,506
 #Nippon Konpo Unyu Soko Co., Ltd......................      59,000         400,631
 *Nippon Koshuha Steel Co., Ltd........................     151,000          69,910
 *Nippon Lace Co., Ltd.................................      26,000           8,870
 *Nippon Light Metal Co., Ltd..........................     243,000         181,585
 *Nippon Metal Industry Co., Ltd.......................     282,000         162,628
 Nippon Pipe Manufacturing Co., Ltd....................      35,000          84,717
 *Nippon Piston Ring Co., Ltd..........................     133,000          86,423
 Nippon Road Co., Ltd..................................     147,000         192,234
 Nippon Seiki Co., Ltd.................................      38,000         125,004
 Nippon Seisen Co., Ltd................................      39,000          82,678
 Nippon Sharyo, Ltd....................................     215,000         321,324
 Nippon Shinyaku Co., Ltd..............................      59,000         302,390
 Nippon Signal Co., Ltd................................     109,000         297,476
 Nippon Soda Co., Ltd..................................     129,000         356,250
 *Nippon Steel Chemical Co., Ltd.......................     241,000         281,881
 Nippon Suisan Kaisha, Ltd.............................     246,000         421,603
 Nippon Synthetic Chemical Industry Co., Ltd...........     152,000         160,499
 Nippon Systemware Co., Ltd............................       6,000         239,287
 Nippon Thompson Co., Ltd..............................      54,000         284,220
 Nippon Tungsten Co., Ltd..............................       3,000           5,215
 Nippon Typewriter Co., Ltd............................      11,000          27,698
 *Nippon Valqua Industries, Ltd........................     119,000         132,420
 *Nippon Yakin Kogyo Co., Ltd..........................     243,000          86,845
 Nippon Yusoki Co., Ltd................................      49,000         100,296
 Nishimatsuya Chain Co., Ltd...........................      17,000         329,324
 *Nissan Construction Co., Ltd.........................     128,000          39,508
 *#Nissan Diesel Motor Co., Ltd........................     284,000         219,143
 Nissan Shatai Co., Ltd................................     251,000         379,204
 *Nisseki House Industry Co., Ltd......................     260,000          76,026
 Nissha Printing Co., Ltd..............................      81,000         406,593
 #Nisshin Fire & Marine Insurance Co., Ltd.............     133,000         264,670
 Nisshin Oil Mills, Ltd................................     122,000         351,783
 Nissin Corp...........................................     150,000         248,547
 Nissin Electric Co., Ltd..............................     187,000         294,666
 Nissin Kogyo Co., Ltd.................................       6,000         175,445
 Nissin Sugar Manufacturing Co., Ltd...................      48,000          58,871
 Nissui Pharmaceutical Co., Ltd........................      13,000          62,510
 Nitsuko Corp..........................................      75,000         266,822
 Nitta Corp............................................      42,000         310,440
 Nittetsu Mining Co., Ltd..............................     147,000         260,292
 #Nitto Boseki Co., Ltd................................     364,000         351,832
 #Nitto Construction Co., Ltd..........................      19,000          60,805
 Nitto Electric Works, Ltd.............................      67,000         463,117
 Nitto Flour Milling Co., Ltd..........................      54,000         102,197
 *Nitto Kohki Co., Ltd.................................      21,000         285,877
 Nitto Seiko Co., Ltd..................................      56,000          81,419

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Nitto Seimo Co., Ltd.................................      32,000    $     14,555
 #Nittoc Construction Co., Ltd.........................      61,000         139,227
 Noda Corp.............................................       1,300           4,403
 Nohmi Bosai, Ltd......................................      59,000         274,116
 Nomura Co., Ltd.......................................       6,000          19,055
 O-M, Ltd..............................................      46,000          38,110
 *OKK Corp.............................................     101,000          66,450
 OSG Corp..............................................      87,000         283,368
 Obayashi Road Corp....................................      65,000         111,927
 *Odakyu Construction Co., Ltd.........................      29,000          53,706
 Odakyu Real Estate Co., Ltd...........................      58,000         114,007
 Ohki Corp.............................................      73,000         118,588
 *Ohkura Electric Co., Ltd.............................      34,000             828
 Ohtsu Tire & Rubber Co., Ltd..........................     126,000         153,514
 Oiles Corp............................................      30,000         419,118
 Okabe Co., Ltd........................................      39,000          96,616
 Okamoto Industries, Inc...............................     212,000         456,319
 Oki Electric Cable Co., Ltd...........................      56,000          90,516
 Okinawa Electric Power Co., Ltd.......................      10,000         168,135
 Okuma and Howa Machinery, Ltd.........................      69,000          54,924
 Okuma Corp............................................     113,000         195,499
 *Okura and Co., Ltd...................................     128,000               0
 Okura Industrial Co., Ltd.............................      96,000         269,015
 Olympic Corp..........................................      20,000         287,534
 *Ono Sokki Co., Ltd...................................      43,000          75,092
 *Optec Dai-Ichi Denko Co., Ltd........................     192,333          84,360
 Organo Corp...........................................     101,000         397,057
 *Orient Watch Co., Ltd................................      12,000          14,133
 Oriental Construction Co., Ltd........................      39,000         128,294
 Oriental Yeast Co., Ltd...............................      16,000          80,185
 Origin Electric Co., Ltd..............................      54,000         166,672
 Osaka Oxygen Industries, Ltd..........................     190,000         200,624
 Osaka Securities Finance Co., Ltd.....................      54,000          81,143
 Osaka Steel Co., Ltd..................................      62,000         251,796
 Osaki Electric Co., Ltd...............................      56,000         224,699
 #Oyo Corp.............................................      47,000         502,389
 P.S.C. Corp...........................................      35,000         114,851
 PCA Corp..............................................       3,000          23,149
 Pacific Industrial Co., Ltd...........................      78,000         205,904
 *Pacific Metals Co., Ltd..............................     299,000         199,146
 #Parco Co., Ltd.......................................      82,000         346,341
 *Pasco Corp...........................................     111,500         249,054
 #Penta-Ocean Construction Co., Ltd....................      72,000          78,950
 #Pigeon Corp..........................................      37,000         471,833
 Pilot Corp............................................      32,000         160,110
 *Pocket Card Co., Ltd.................................      26,000         267,569
 *Pokka Corp...........................................      48,000         109,166
 Poplar Co., Ltd.......................................       3,000          33,140
 *Press Kogyo Co., Ltd.................................     143,000          72,014
 *Prima Meat Packers, Ltd..............................     230,000         115,826
 Pulstec Industrial Co., Ltd...........................       7,200          28,539
 Q'Sai Co., Ltd........................................      28,000         114,396
 #RIGHT ON Co., Ltd....................................      14,000         112,122
 Raito Kogyo Co., Ltd..................................      84,900         289,630
 Rasa Industries, Ltd..................................     119,000         184,615
 Renown Look, Inc......................................      50,000          64,980
 *#Renown, Inc.........................................     402,000         218,770
 Rheon Automatic Machinery Co., Ltd....................      40,000         120,537
 Rhythm Watch Co., Ltd.................................     344,000         357,647
 Ricoh Elemex Corp.....................................      11,000          41,636
 #Ricoh Leasing Co., Ltd...............................       4,000          61,146
 Riken Corp............................................     193,000         487,533
                                                            SHARES           VALUE+
                                                            ------           ------

 Riken Keiki Co., Ltd..................................      33,000    $    119,010
 Riken Vinyl Industry Co., Ltd.........................     123,000         319,699
 Riken Vitamin Co., Ltd................................      16,000         211,833
 #Ringer Hut Co., Ltd..................................      26,000         223,854
 Rock Field Co., Ltd...................................      11,000         268,934
 Roland Corp...........................................      15,400         165,488
 Royal Co., Ltd........................................      62,000         532,800
 *Ryobi, Ltd...........................................     238,000         286,105
 Ryoden Trading Co., Ltd...............................      80,000         207,285
 Ryoyo Electro Corp....................................      45,000         397,309
 *S Foods, Inc.........................................      28,000         138,049
 S.T. Chemical Co., Ltd................................      48,000         239,774
 SMK Corp..............................................     127,000         342,475
 SPC Electronic Corp...................................      29,000         190,561
 SRL, Inc..............................................      23,000         246,597
 SXL Corp..............................................     148,000         199,552
 Saeki Kensetsu Kogyo Co., Ltd.........................      71,000          70,357
 #Sagami Chain Co., Ltd................................      37,000         292,115
 Sagami Co., Ltd.......................................      60,000         156,438
 Sailor Pen Co., Ltd...................................      16,000          27,421
 Sakai Chemical Industry Co., Ltd......................      92,000         315,346
 Sakai Heavy Industries, Ltd...........................      60,000         104,779
 *Sakai Ovex Co., Ltd..................................      85,000          48,329
 Sakata Inx Corp.......................................      92,000         197,278
 *Sakurada Co., Ltd....................................      38,000          20,680
 San-Ai Oil Co., Ltd...................................     118,000         314,371
 Sankei Building Co., Ltd..............................      97,000         267,878
 Sanki Engineering Co., Ltd............................      76,000         385,816
 Sanko Co., Ltd........................................       2,000          11,371
 *Sanko Metal Industrial Co., Ltd., Tokyo..............      54,000          42,107
 *Sankyo Aluminum Industry Co., Ltd....................     359,000         151,630
 Sankyo Seiki Manufacturing Co., Ltd...................      76,000         278,405
 Sankyo Seiko Co., Ltd.................................      86,000         171,140
 *Sankyu, Inc., Tokyo..................................     415,000         394,385
 Sanoh Industrial Co., Ltd.............................      53,000         163,586
 Sanshin Electronics Co., Ltd..........................      51,000         229,491
 *Sanwa Electric Co., Ltd..............................      17,000          29,273
 Sanyo Denki Co., Ltd..................................      36,000          74,564
 Sanyo Engineering & Construction, Inc.................       9,000          23,393
 #Sanyo Industries, Ltd., Tokyo........................      48,000         153,222
 #Sanyo Shokai, Ltd....................................     200,000         953,575
 Sanyo Special Steel Co., Ltd..........................     339,000         335,928
 Sasebo Heavy Industries Co., Ltd., Tokyo..............     257,000         183,697
 *Sata Construction Co., Ltd., Gumma...................      61,000          51,529
 Sato Shoji Corp.......................................      31,000          98,956
 Satori Electric Co., Ltd..............................       2,400          13,685
 Sawafugji Electric Co., Ltd...........................      31,000          44,316
 Seika Corp............................................     145,000         176,663
 *Seikitokyu Kogyo Co., Ltd............................      86,000          66,360
 *Seiko Corp...........................................     102,407         294,455
 Seirei Industry Co., Ltd..............................      12,000          12,963
 Seiren Co., Ltd.......................................      81,000         199,349
 *Seiyo Food Systems, Inc..............................     137,000         375,005
 Sekisui Jushi Co., Ltd................................      85,000         283,067
 Sekisui Plastics Co., Ltd.............................     150,000         240,018
 *Sekiwa Real Eastate, Ltd.............................       7,000          27,064
 Senko Co., Ltd........................................     205,000         404,619
 Senshukai Co., Ltd....................................      70,000         224,017
 Shaddy Co., Ltd.......................................      27,000         314,923

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Shibaura Engineering Works Co., Ltd..................      71,000    $    186,849
 Shibusawa Warehouse Co., Ltd..........................     119,000         218,445
 Shibuya Kogyo Co., Ltd................................      54,000         344,310
 *Shikibo, Ltd.........................................     155,000          76,798
 #Shikoku Chemicals Corp...............................      89,000         307,231
 #Shikoku Coca-Cola Bottling Co., Ltd..................      31,000         271,939
 Shimizu Bank, Ltd.....................................      12,600         547,534
 *#Shimura Kako Co., Ltd...............................      55,000         104,536
 Shin Nippon Air Technologies Co., Ltd.................      37,180         118,683
 Shinagawa Fuel Co., Ltd...............................     160,000         708,277
 Shinagawa Refractories Co., Ltd.......................     116,000         151,695
 Shindengen Electric Manufacturing Co., Ltd............      68,000         186,134
 Shin-Etsu Polymer Co., Ltd............................      68,000         213,198
 Shinkawa, Ltd.........................................      17,000         263,459
 Shinki Co., Ltd.......................................      39,000         247,085
 *Shinko Electric Co., Ltd.............................     257,000         298,508
 Shinko Shoji Co., Ltd.................................      41,000         158,185
 Shin-Kobe Electric Machinery Co., Ltd.................      71,000         256,629
 *Shinmaywa Industries, Ltd............................     168,000         277,008
 *Shinsho Corp.........................................     110,000         130,446
 *Shinwa Kaiun Kaisha, Ltd.............................     238,000         125,654
 Shinyei Kaisha........................................      54,000          61,406
 Shiroki Co., Ltd......................................     132,000         214,432
 Sho-Bond Corp.........................................      24,100         234,901
 Shobunsha Publications, Inc...........................      25,000         253,826
 *#Shochiku Co., Ltd...................................      99,000         553,236
 Shoei Co., Ltd........................................       6,000          58,969
 Shoko Co., Ltd........................................     156,000         178,661
 Shokusan Bank, Ltd....................................      28,000          90,971
 *#Shokusan Jutaku Sogo Co., Ltd.......................     207,000          63,891
 *Showa Aircraft Industry Co., Ltd.....................      22,000          50,570
 #Showa Corp...........................................     117,000         880,001
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......     313,000         317,791
 Showa Highpolymer Co., Ltd............................      79,000         179,027
 Showa Mining Co., Ltd.................................       8,000           9,422
 Showa Sangyo Co., Ltd.................................     282,000         531,403
 Showa Tansan Co., Ltd.................................       9,000          21,931
 *#Silver Seiko, Ltd...................................      87,000          48,052
 Sintokogio, Ltd., Nagoya..............................     108,000         263,167
 *Snow Brand Food Co., Ltd.............................       7,000           7,789
 Snow Brand Seed Co., Ltd..............................       4,000          11,371
 Soda Nikka Co., Ltd...................................      35,000          52,593
 #Sodick Co., Ltd......................................      24,000          52,244
 *Sokkisha Co., Ltd....................................      40,000         119,887
 Sonton Food Industry Co., Ltd.........................      10,000          67,010
 Sotetsu Rosen Co., Ltd................................      42,000         172,277
 Sotoh Co., Ltd........................................       5,000          22,743
 Star Micronics Co., Ltd...............................      21,000         143,280
 Subaru Enterprise Co., Ltd............................      36,000         102,635
 *Sumida Corp..........................................       5,000          72,777
 Suminoe Textile Co., Ltd..............................     142,000         179,928
 *Sumitomo Coal Mining Co., Ltd........................     181,000          76,448
 *Sumitomo Construction Co., Ltd.......................     428,000         194,679
 Sumitomo Densetsu Co., Ltd............................      50,700         192,314
 *Sumitomo Light Metal Industries, Ltd.................     493,000         332,362
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................      78,000         238,215
 Sumitomo Seika Chemicals Co., Ltd.....................     102,000         199,666
                                                            SHARES           VALUE+
                                                            ------           ------

 Sumitomo Special Metals Co., Ltd......................      50,000    $    267,634
 #Sumitomo Warehouse Co., Ltd..........................     203,000         580,397
 *Sun Wave Corp........................................      88,000         144,385
 Sun-S, Inc............................................      38,300         221,185
 SunTelephone Co., Ltd.................................      65,000         170,003
 Suruga Corp...........................................       5,000          56,857
 *#Suzutan Co., Ltd....................................      62,000         102,733
 T.Hasegawa Co., Ltd...................................      18,000         207,463
 TYK Corp..............................................      67,000         107,752
 Tabai Espec Corp......................................      34,000         167,907
 Tachihi Enterprise Co., Ltd...........................       8,000         168,947
 Tachikawa Corp........................................      14,000          73,914
 Tachi-S Co., Ltd......................................      16,000          64,590
 Tadano, Ltd...........................................     206,000         284,448
 Taihei Dengyo Kaisha, Ltd.............................      66,000         150,103
 Taihei Kogyo Co., Ltd.................................     114,000         123,152
 Taiheiyo Kouhatsu, Inc................................      90,000          77,488
 Taiho Kogyo Co., Ltd..................................      30,000         227,834
 Taikisha, Ltd.........................................      97,000         594,847
 #Taisei Fire & Marine Insurance Co., Ltd..............     118,000           2,875
 *Taisei Prefab Construction Co., Ltd..................     134,000         102,310
 Taisei Rotec Corp.....................................     127,000         155,764
 Taito Co., Ltd........................................      70,000         184,786
 Taiyo Toyo Sanso Co., Ltd.............................     232,000         442,835
 Takada Kiko Co., Ltd..................................      31,000         104,495
 Takagi Securities Co., Ltd............................      34,000          70,422
 Takamatsu Corp........................................      12,500         106,607
 Takano Co., Ltd.......................................       7,000          52,309
 *Takaoka Electric Manufacturing Co., Ltd., Tokyo......     156,000         204,003
 *#Taka-Q Co., Ltd.....................................      69,500          37,258
 #Takara Co., Ltd......................................     108,000       1,021,966
 Takara Printing Co., Ltd..............................       6,000          38,598
 *Takarabune Corp......................................      52,000          34,634
 Takasago Electric Industry Co., Ltd...................      22,000         224,797
 #Takasago International Corp..........................      91,000         416,876
 *Takasaki Paper Manufacturing Co., Ltd................     157,000          63,761
 Takashima & Co., Ltd..................................      60,000          50,197
 Takigami Steel Construction Co., Ltd..................      18,000          52,049
 Takiron Co., Ltd......................................     140,000         325,223
 Tamura Corp...........................................     112,000         251,081
 *Tamura Electric Works, Ltd...........................      74,000         102,180
 *Tanseisha Co., Ltd...................................      26,000          76,026
 Tasaki Shinju Co., Ltd................................      53,000         175,640
 *Tateho Chemical Industries Co., Ltd..................      26,500          44,340
 *Tatsuta Electric Wire & Cable Co., Ltd...............     106,000         103,317
 Tayca Corp............................................      74,000         128,026
 Teac Corp.............................................     109,000         167,330
 Techno Ryowa, Ltd.....................................       3,400          11,737
 Tecmo, Ltd............................................      22,000         216,577
 Teijin Seiki Co., Ltd.................................     138,000         326,181
 Teikoku Hormone Manufacturing Co., Ltd................      33,000         184,412
 *Teikoku Piston Ring Co., Ltd.........................      42,000          96,543
 Teikoku Sen-I Co., Ltd................................      39,000          82,362
 Teikoku Tsushin Kogyo Co., Ltd........................      73,000         187,961
 Teisan KK.............................................      39,000         162,189
 Tekken Corp...........................................     274,000         271,517
 Ten Allied Co., Ltd...................................      37,000         123,217

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tenma Corp............................................      50,000    $    560,448
 Teraoka Seisakusho Co., Ltd...........................      13,000          45,932
 Tetra Co., Ltd., Tokyo................................      41,000          63,607
 The Daito Bank, Ltd...................................     114,000         313,900
 Tigers Polymer Corp...................................       4,000          12,671
 *Titan Kogyo KK.......................................      36,000          40,060
 Toa Corp..............................................     293,000         302,244
 Toa Doro Kogyo Co., Ltd...............................      85,000         169,840
 *Toa Oil Co., Ltd.....................................      67,000          64,760
 *Toa Wool Spinning & Weaving Co., Ltd.................      73,000          29,647
 *Tobu Store Co., Ltd..................................      71,000         107,265
 Tochigi Bank, Ltd.....................................      60,000         314,826
 Tochigi Fuji Industrial Co., Ltd......................      51,000          79,121
 Toda Kogyo Corp.......................................      88,000         290,199
 Todentu Corp..........................................      57,000         120,375
 Toenec Corp...........................................      80,000         274,863
 Tohcello Co., Ltd.....................................       8,000          16,895
 Toho Co., Ltd.........................................      35,000         250,740
 Toho Real Estate Co., Ltd.............................      98,000         342,280
 Toho Titanium Co., Ltd................................      20,000         105,104
 #Toho Zinc Co., Ltd...................................     205,000         294,723
 Tohoku Bank, Ltd......................................      44,000          76,481
 Tohoku Misawa Homes Co. Ltd...........................      24,000         101,953
 *Tohpe Corp...........................................      36,000          28,948
 Tohto Suisan Co., Ltd.................................      54,000          88,600
 Tokai Carbon Co., Ltd.................................     186,000         350,500
 #Tokai Corp...........................................     108,000         414,927
 *Tokai Kanko Co., Ltd.................................     333,000          97,372
 Tokai Pulp Co., Ltd...................................      88,000         290,913
 *Tokai Senko KK, Nagoya...............................      47,000          29,013
 Tokai Tokyo Securities Co., Ltd.......................     366,250         547,371
 Tokico, Ltd...........................................     189,000         345,407
 *Tokimec, Inc.........................................     119,000          99,557
 Tokin Corp............................................      56,000         250,626
 Toko Electric Corp....................................      39,000          89,964
 Toko, Inc.............................................      81,000         207,902
 Tokushima Bank, Ltd...................................      61,200         350,451
 Tokushu Paper Manufacturing Co., Ltd..................     119,000         444,622
 Tokyo Biso Kogyo Corp.................................       5,000          24,489
 Tokyo Denki Komusho Co., Ltd..........................      57,000         158,802
 Tokyo Denpa Co., Ltd..................................      11,000         150,103
 Tokyo Kikai Seisakusho, Ltd...........................     132,000         396,700
 Tokyo Leasing Co., Ltd................................      29,000         141,330
 Tokyo Nissan Auto Sales Co., Ltd......................      63,000          63,964
 Tokyo Rakutenchi Co., Ltd.............................      92,000         272,004
 Tokyo Rope Manufacturing Co., Ltd.....................     286,000         220,687
 Tokyo Sangyo Co., Ltd.................................      36,500          87,755
 Tokyo Steel Manufacturing Co., Ltd....................      77,400         213,121
 #Tokyo Tatemono Co., Ltd..............................     244,000         386,466
 *#Tokyo Tekko Co., Ltd................................      67,000         102,310
 Tokyo Theatres Co., Inc., Tokyo.......................     116,000         106,469
 Tokyo Tungsten Corp...................................      18,000         197,375
 Tokyotokeiba Co., Ltd.................................     422,000         394,182
 *Tokyu Car Corp.......................................     213,000         114,185
 Tokyu Community Corp..................................      19,000         232,416
 *#Tokyu Construction Co., Ltd.........................     356,000         190,845
 Tokyu Corp............................................      60,480         233,833
 *#Tokyu Department Store Co., Ltd.....................     406,000         385,832
 Tokyu Recreation Corp.................................      18,000          98,249
 Tokyu Store Chain Corp................................     175,000         471,914
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tokyu Tourist Corp...................................      38,000    $     35,495
 Toli Corp.............................................     101,000         167,355
 Tomato Bank, Ltd......................................     128,000         320,219
 Tomen Electronics Corp................................      10,000         334,645
 Tomoe Corp............................................      56,000          90,971
 *Tomoegawa Paper Co., Ltd.............................      55,000         138,934
 Tomoku Co., Ltd.......................................     185,000         318,562
 Tomy Co., Ltd.........................................      17,000         265,807
 Tonami Transportation Co., Ltd........................     173,000         333,028
 Topcon Corp...........................................      68,000         185,029
 Topre Corp............................................      85,000         289,281
 Topy Industries, Ltd..................................     325,000         467,243
 Torigoe Co., Ltd......................................      21,000          64,305
 Torishima Pump Manufacturing Co., Ltd., Osaka.........      45,000         189,700
 Toshiba Ceramics Co., Ltd.............................     134,000         276,455
 Toshiba Chemical Corp.................................      27,000          37,282
 Toshiba Engineering & Construction Co., Ltd...........     101,000         191,966
 *Toshiba Machine Co., Ltd.............................     294,000         575,507
 Toshiba Tungaloy Co., Ltd.............................     124,000         279,997
 Tosho Printing Co., Ltd...............................      94,000         167,209
 Totenko Co., Ltd......................................      35,000          71,356
 Totetsu Kogyo Co., Ltd................................      53,000          79,641
 Totoku Electric Co., Ltd., Tokyo......................      62,000          69,496
 Tottori Bank, Ltd.....................................     127,000         354,853
 *#Towa Corp...........................................      28,000         225,154
 *#Towa Real Estate Development Co., Ltd...............     160,000          75,376
 Toyo Bussan Co., Ltd..................................      11,000          52,804
 #Toyo Chemical Co., Ltd...............................      52,000         126,288
 #Toyo Communication Equipment Co., Ltd................      79,000         286,186
 *Toyo Construction Co., Ltd...........................     290,000         157,819
 *Toyo Electric Co., Ltd...............................      67,000          50,611
 *#Toyo Engineering Corp...............................     247,000         306,955
 *Toyo Kanetsu KK......................................     206,000         148,917
 Toyo Kohan Co., Ltd...................................     140,000         301,343
 #Toyo Radiator Co., Ltd...............................     104,000         236,525
 Toyo Securities Co., Ltd..............................     113,000         178,060
 *#Toyo Shutter Co., Ltd...............................      77,000          28,770
 *Toyo Sugar Refining Co., Ltd.........................      60,000          40,937
 Toyo Tire & Rubber Co., Ltd...........................     307,000         476,276
 Toyo Umpanki Co., Ltd.................................     146,000         367,622
 Toyo Wharf & Warehouse Co., Ltd.......................     118,000         148,559
 Tsubaki Nakashima Co., Ltd............................      47,000         399,315
 Tsubakimoto Machinery & Engineering Co., Ltd..........      44,000          58,254
 *Tsudakoma Corp.......................................     101,000          68,090
 Tsugami Corp..........................................     124,000         165,178
 *Tsukamoto Co., Ltd...................................      44,000          42,886
 Tsukishima Kikai Co., Ltd.............................      60,000         324,085
 *Tsumura & Co.........................................     124,000         522,728
 Tsurumi Manufacturing Co., Ltd........................      42,000         178,759
 Tsurumi Soda Co., Ltd.................................       7,000          18,194
 Tsutsumi Jewelry Co., Ltd.............................      24,800         487,476
 Tsutsunaka Plastic Industry Co., Ltd..................      71,000         159,167
 *Tsuzuki Denki Co., Ltd...............................       5,000          10,437
 U-Shin, Ltd...........................................      38,000         120,375
 Ube Material Industries, Ltd..........................      16,000          14,685
 Uchida Yoko Co., Ltd..................................      72,000         276,033
 Ueki Corp.............................................      47,000          62,990

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Unicafe, Inc..........................................         200    $      2,697
 #Uniden Corp..........................................      76,000         224,699
 Unimat Offisco Corp...................................      27,700         265,490
 Unisia Jecs Corp......................................     215,000         267,188
 *#Unitika, Ltd........................................     699,000         493,950
 *Utoc Corp............................................      38,000          34,569
 Wakachiku Construction Co., Ltd.......................     194,000         159,151
 Wakamoto Pharmaceutical Co., Ltd......................      48,000         147,374
 Wakodo Co., Ltd.......................................       2,000          58,969
 Warabeya Nichiyo Co., Ltd.............................       6,000          48,735
 Xebio Co., Ltd........................................      12,000         178,369
 Yahagi Construction Co., Ltd..........................      59,000         152,872
 Yamaichi Electronics Co., Ltd.........................      21,000         163,578
 Yamamura Glass Co., Ltd...............................     213,000         320,065
 *Yamatane Corp........................................     131,000         100,020
 Yamatane Securities Co., Ltd..........................     203,000         288,550
 Yamato Corp...........................................      36,000         169,012
 Yamato International, Inc.............................      43,000          51,342
 Yamato Kogyo Co., Ltd.................................     130,000         492,057
 Yamaura Corp..........................................      19,000          47,841
 Yamazen Co., Ltd......................................     140,000         193,314
 Yaoko Co., Ltd........................................      29,000         373,348
 Yasuda Warehouse Co., Ltd.............................      18,000          60,675
 Yellow Hat, Ltd., Tokyo...............................      44,000         291,271
 Yodogawa Steel Works, Ltd.............................     104,000         212,028
 Yokogawa Bridge Corp..................................      70,400         247,026
 *Yokohama Matsuzakaya, Ltd............................      27,000          17,764
 Yokohama Reito Co., Ltd...............................     111,000         549,970
 Yokowo Co., Ltd.......................................      28,000         192,177
 Yomeishu Seizo Co., Ltd...............................      46,000         297,038
 Yomiuri Land Co., Ltd.................................     157,000         474,383
 Yondenko Corp.........................................      58,800         203,935
 Yonekyu Corp..........................................      41,500         247,755
 Yonex Co., Ltd........................................       8,000          26,642
 Yorozu Corp...........................................      26,800          77,495
 Yoshihara Oil Mill, Ltd...............................      36,000          76,318
 #Yoshimoto Kogyo Co., Ltd.............................      60,000         564,347
 Yuasa Corp............................................     260,000         428,702
 Yuasa Funashoku Co., Ltd..............................      33,000          45,031
 *Yuasa Trading Co., Ltd...............................     174,000         124,371
                                                            SHARES           VALUE+
                                                            ------           ------

 *Yuken Kogyo Co., Ltd.................................      60,000    $     38,013
 *Yuki Gosei Kogyo Co., Ltd............................      14,000          44,690
 Yukiguni Maitake Co., Ltd.............................      12,000          57,507
 *Yuraku Real Estate Co., Ltd..........................      39,000          64,305
 Yurtec Corp...........................................     119,000         343,133
 *Yushin Precision Equipment Co., Ltd..................      12,000         308,978
 Yushiro Chemical Industry Co., Ltd....................      10,000          42,237
 #Zenchiku Co., Ltd....................................     126,000         153,514
 *Zenrin Co., Ltd......................................      31,600         282,336
 Zensho Co., Ltd.......................................       6,000          75,295
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $408,513,734)..................................                 188,976,874
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.8%)
 *Japanese Yen
   (Cost $1,488,247)...................................                   1,499,848
                                                                       ------------
TOTAL -- JAPAN
  (Cost $410,001,981)..................................                 190,476,722
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $8,277,323) to be
   repurchased at $8,155,359
   (Cost $8,154,000)...................................    $  8,154       8,154,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $418,155,981)++................................                $198,630,722
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   #  Total or Partial Securities on Loan
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $420,951,589.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
AUSTRALIA -- (30.5%)
COMMON STOCKS -- (30.4%)
 *A.I. Engineering Corp., Ltd..........................      129,195   $      9,743
 A.P. Eagers, Ltd......................................       22,492         46,326
 ARB Corporation, Ltd..................................       12,738         67,909
 Abigroup, Ltd.........................................      129,710        158,541
 *Access1, Ltd.........................................       14,403            734
 Adelaide Bank, Ltd....................................      116,153        413,829
 Adelaide Brighton, Ltd................................      572,818        244,304
 Adsteam Marine, Ltd...................................      326,187        396,823
 Adtrans Group, Ltd....................................       29,000         26,848
 *Agenix, Ltd..........................................      149,379         25,251
 *Allstate Explorations NL.............................       49,087          3,191
 Altium................................................       44,500         72,907
 Amalgamated Holdings, Ltd.............................      266,483        311,854
 *Amity Oil NL.........................................       90,907         38,771
 *An Feng Kingstream Steel, Ltd........................      764,927          9,151
 *Anaconda Nickel NL...................................      500,170        195,110
 *Anzoil NL............................................      123,126          1,345
 Aquarius Platinum (Australia), Ltd....................       44,452        187,273
 *Ariadne Australia, Ltd...............................      270,353         30,232
 *Ashanti Goldfields Co., Ltd..........................       16,421         44,839
 Ashanti Goldfields Co., Ltd. (Stapled Shares).........       15,990         10,362
 *Asia Pacific Specialty Chemicals, Ltd................       88,182         27,978
 Atkins Carlyle, Ltd...................................       76,226        120,921
 *AuIron Energy, Ltd...................................      260,290         63,629
 *Auridiam Consolidated NL.............................       63,097          1,641
 *Aurora Gold, Ltd.....................................      226,812         18,875
 *Ausdoc Group, Ltd....................................      116,098        103,861
 *Ausdrill, Ltd........................................      103,961          5,083
 *Aussie Online, Ltd...................................       39,485          2,875
 *Austal, Ltd..........................................       35,300         24,786
 *Austar United Communications, Ltd....................      364,100         51,131
 *Austpac Resources NL.................................      355,118         17,177
 Australand Holdings, Ltd..............................      445,600        428,762
 *Australia Net.Com, Ltd...............................       36,169          3,292
 *Australian Magnesium Corp., Ltd......................       98,792         31,858
 Australian Oil & Gas Corp., Ltd.......................       98,394         76,764
 Australian Pharmaceutical Industries, Ltd.............      287,700        448,912
 Australian Pipeline Trust.............................      124,100        165,884
 #Australian Provincial Newspaper Holdings, Ltd........      395,312        711,403
 *Australian Resources, Ltd............................      141,446         16,921
 Australian Stock Exchange, Ltd........................       22,300        128,999
 Autron Corporation, Ltd...............................      452,247         54,101
 *Avatar Industries, Ltd...............................       45,901         16,712
 Bank of Queensland, Ltd...............................      134,036        439,199
 *Beach Petroleum NL...................................      371,700         10,826
 *Beaconsfield Gold NL.................................       89,078          9,498
 #Bendigo Bank, Ltd....................................      156,838        575,096
 *Bendigo Mining NL....................................      849,735         68,504
 *Beyond International, Ltd............................       61,256         15,930
 *Biota Holdings, Ltd..................................       97,808         34,593
 *Black Range Minerals NL..............................      169,951          5,304
 Blackmores, Ltd.......................................       27,894         98,075
 *Bligh Oil & Minerals NL Issue 00.....................       88,266          7,804
 *Boulder Group NL.....................................       78,500          5,308
                                                            SHARES           VALUE+
                                                            ------           ------

 Brandrill, Ltd........................................       97,929   $     35,654
 Brickworks, Ltd.......................................       57,178        179,922
 *Bridgestone Australia, Ltd...........................       49,000         24,466
 Bristile, Ltd.........................................       81,032        116,365
 *Buderim Ginger, Ltd..................................        7,889          1,846
 *Burns, Philp & Co., Ltd..............................      651,721        183,044
 Burswood, Ltd.........................................      205,200         78,979
 *CI Technologies Group, Ltd...........................      109,822         99,960
 Caltex Australia, Ltd.................................      407,700        303,233
 Campbell Brothers, Ltd................................       75,852        201,204
 *Cape Range, Ltd......................................      516,594         16,121
 Casinos Austria International, Ltd....................      258,299         80,607
 Cedar Woods Properties, Ltd...........................       50,913         11,916
 *Centamin Egypt, Ltd..................................      261,882         22,474
 *#Centaur Mining & Exploration, Ltd...................       62,058         15,493
 Central Equity, Ltd...................................      123,243        128,201
 Central Norseman Gold Corp., Ltd......................      409,800         62,877
 Centro Properties, Ltd................................      285,175        504,301
 *Charter Pacific Corp., Ltd...........................       72,823         36,740
 *Circadian Technologies, Ltd..........................       40,370         61,521
 *Cityview Energy Corp., Ltd...........................       52,581          5,743
 *Clifford Corp., Ltd..................................      161,750              0
 *Climax Mining Limited................................      163,017          4,663
 *Climax Mining, Ltd...................................      163,017          4,663
 #Clough, Ltd..........................................      429,098        216,485
 Coates Hire, Ltd......................................      273,026        186,027
 Comet Resources NL....................................       83,600          2,957
 Consolidated Manufacturing Industries, Ltd............       32,784         20,462
 Consolidated Minerals, Ltd............................      123,800         33,483
 Consolidated Paper Industries, Ltd....................       68,585         27,111
 *Coplex Resources NL..................................      231,400         10,832
 Corporate Express Australia, Ltd......................      352,710        926,422
 Coventry Group, Ltd...................................       63,616        137,314
 Crane (G.E) Holdings, Ltd.............................       98,940        421,974
 *Croesus Mining NL....................................       97,100         12,121
 *Cudgen RZ, Ltd.......................................       36,650          3,622
 *Dalrymple Resources New Shares.......................       12,577          3,729
 *Dalrymple Resources NL...............................       62,885         18,643
 Danks Holdings, Ltd...................................       10,425         44,462
 *Davnet, Ltd..........................................      402,200          7,531
 #Delta Gold NL........................................      442,483        552,341
 *Denehurst, Ltd.......................................       95,000          3,607
 *Devine, Ltd..........................................       44,183          8,043
 *Diamin Resources NL..................................      212,131         13,792
 *Dominion Mining, Ltd.................................      168,015         31,459
 Downer Group, Ltd.....................................      368,611        153,376
 *Durban Roodepoort Deep, Ltd..........................       18,619         21,499
 E.R.G. Limited........................................      108,020         30,339
 *Easycall Communications (Philippines), Ltd...........      177,300          7,377
 *Ecorp, Ltd...........................................      254,988         59,017
 *Emporer Mines, Ltd...................................      120,600         21,013
 Energy Developments, Ltd..............................      163,532        660,456
 *Energy Equity Corp., Ltd.............................      325,630          9,484
 Energy Resources of Australia, Ltd. Series A..........      231,589        228,861
 Envestra, Ltd.........................................      300,200        142,086

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Environmental Solutions International, Ltd............       67,364   $     23,475
 Equigold NL...........................................       99,000         27,805
 Fleetwood Corp., Ltd..................................       43,287         35,798
 Foodland Associates, Ltd..............................      117,244        756,889
 *Forest Place Group, Ltd..............................       85,192         16,395
 *Formulab Neuronetics Corp., Ltd......................        1,061            251
 Forrester Parker Group, Ltd...........................      142,602         72,686
 Freedom Furniture, Ltd................................      133,595        111,871
 Futuris Corp., Ltd....................................      640,000        586,857
 GRD NL................................................      142,500         92,646
 GUD Holdings, Ltd.....................................       83,979         80,806
 GWA International, Ltd................................      415,102        526,798
 Gazal Corp., Ltd......................................       71,177         78,113
 *Geo2, Ltd............................................      164,199          5,124
 George Weston Foods, Ltd..............................       77,119        210,381
 *Golden West Refining Corp., Ltd......................       17,330          3,245
 Goldfields, Ltd.......................................      477,502        630,576
 *Goldstream Mining NL.................................       90,901         25,058
 Gowing Bros., Ltd.....................................       53,962         59,782
 *Gowing Retail........................................        3,615              0
 *Gradipore, Ltd.......................................       21,628         35,997
 Graincorp, Ltd. Series A..............................       36,600        205,591
 Grand Hotel Group.....................................      369,971        150,094
 *Greenfields Energy Corp., Ltd........................      193,687          9,369
 *Green's Foods, Ltd...................................       66,082         14,092
 Gunns, Ltd............................................       83,239        180,968
 *Gutnick Resources NL.................................      146,152          4,561
 *Gympie Gold, Ltd.....................................      205,364         86,519
 *HIH Insurance, Ltd...................................      791,605         72,052
 *Hamilton Island, Ltd.................................       52,600         56,084
 Hancock and Gore, Ltd.................................       54,806         35,347
 *Haoma Mining NL......................................       98,816          5,037
 *Hardman Resources NL.................................      337,382         84,229
 *Hartley Poynton, Ltd.................................       84,981         29,614
 Healthscope, Ltd......................................       59,654         72,603
 *Helix Resources NL...................................       25,000          5,201
 Henry Walker Group, Ltd...............................      287,948        179,719
 *Herald Resources, Ltd................................       69,910         14,908
 Hills Industries, Ltd.................................      229,725        350,087
 Hills Motorway Group Hly..............................      279,349        727,922
 Housewares International, Ltd.........................       87,100         41,678
 Iluka Resources, Ltd..................................      293,919        584,582
 *Industrial & Commercial Electronic Industries,
   Ltd.................................................       54,361          2,149
 Institute of Drug Technology Australia, Ltd...........       44,372         96,930
 *Intellect Holdings, Ltd..............................       75,070         37,874
 Ipoh, Ltd.............................................      179,956        148,821
 Iron Carbide Australia, Ltd...........................       92,740         82,965
 *Ixla, Ltd............................................       89,921          1,310
 *Jingellic Minerals NL................................        4,329              0
 *Johnson's Well Mining NL.............................      200,000          5,461
 Jones (David), Ltd....................................      615,898        377,999
 Joyce Corp., Ltd......................................       13,049          4,412
 *Jubilee Gold Mines NL................................      133,974        104,523
 Jupiters, Ltd.........................................      208,795        519,748
 KTS Corp., Ltd........................................       43,000         67,095
 *Keycorp, Ltd.........................................       67,609         73,845
 Kidston Gold Mines, Ltd...............................      246,300         27,414
 King Island (The) Co., Ltd............................       22,000         37,303
 *Kingsgate Consolidated NL............................       83,407         58,131
                                                            SHARES           VALUE+
                                                            ------           ------

 *Kresta Holdings, Ltd.................................       56,700   $      1,622
 Lemarne Corp., Ltd....................................       20,790         14,598
 *Lynas Gold NL........................................       40,500          5,687
 *MacMahon Holdings, Ltd...............................      192,179         12,994
 Magellan Petroleum Australia, Ltd.....................       32,760         29,818
 Maryborough Sugar Factory, Ltd........................          600          1,810
 Maxi-Cube, Ltd........................................      137,121         10,341
 McConnell Dowell Corp., Ltd...........................       62,776         42,446
 McGuigan (Brian) Wines, Ltd...........................       52,474        120,087
 McPherson's, Ltd......................................       61,500         39,664
 *Metal Storm, Ltd.....................................       22,100         16,897
 *Micromedical Industries, Ltd.........................      150,461         53,215
 *Mikoh Corp., Ltd.....................................       39,999          1,207
 Miller's Retail, Ltd..................................      101,160        165,737
 *Mineral Deposits, Ltd................................       49,458          4,630
 Mobile Innovations, Ltd...............................       84,600          5,280
 Monadelphous Group, Ltd...............................       18,988         15,802
 *Mosaic Oil NL........................................      345,724         38,661
 *Murchison United NL..................................       71,536         33,858
 *Namoi Cotton Cooperative, Ltd........................      135,353         16,192
 National Can Industries, Ltd..........................       97,017         42,891
 National Foods, Ltd...................................      469,435        661,186
 *Nautronix, Ltd.......................................       74,694         25,252
 Neverfail Springwater, Ltd............................       24,426         43,957
 *New Tel, Ltd.........................................      118,238         20,602
 Newcrest Mining, Ltd..................................      131,038        243,995
 Normandy Mt. Leyshon, Ltd.............................      133,376          8,325
 *Normans Wine, Ltd....................................       35,848          2,051
 North Flinders Mines, Ltd.............................       99,807        545,067
 *Novogen, Ltd.........................................      105,184         84,797
 *Novus Petroleum, Ltd.................................      245,359        214,393
 Nufarm, Ltd...........................................      391,902        623,733
 OPSM Protector, Ltd...................................      257,306        548,966
 Oil Company of Australia, Ltd.........................       51,800         80,826
 *Online Advantage, Ltd................................        2,475             39
 *Orbital Engine Corp., Ltd............................      537,358        167,693
 Orica, Ltd............................................       60,667        217,785
 *Oriel Communications, Ltd............................       27,653            583
 *Oropa, Ltd...........................................      333,580          4,685
 Oroton International, Ltd.............................       38,427         73,950
 *PMP Communications, Ltd..............................      381,871        148,963
 Pacific BBA, Ltd......................................      279,219        512,648
 Pacific Dunlop, Ltd...................................      474,235        239,257
 Pacific Hydro, Ltd....................................      149,783        335,768
 *Pan Pacific Petroleum NL.............................      327,800         15,344
 *Pan Palladium, Ltd...................................        3,925            286
 Paperlinx, Ltd........................................      215,513        526,382
 *Pasminco, Ltd........................................    1,000,857         26,028
 *Payce Consolidated, Ltd..............................       18,000          6,741
 Penfold (W.C.), Ltd...................................       14,100         11,184
 *Peptide Technology, Ltd..............................      176,600        387,617
 *Perilya Mines NL.....................................      263,500         57,561
 Permanent Trustee Co., Ltd............................       20,052         76,656
 Perpetual Trustees Australia, Ltd.....................       47,694      1,019,543
 Peter Lehmann Wines, Ltd..............................       35,586         65,706
 *Petsec Energy, Ltd...................................       97,992          7,900
 *Pima Mining NL.......................................      236,061         25,170
 Plaspak Group, Ltd....................................       86,045         38,040
 *Pocketmail Group, Ltd................................       10,933            222
 *Polartechnics, Ltd...................................       37,205         67,728
 *Port Douglas Reef Resorts, Ltd.......................      251,655         11,518
 Portman Mining, Ltd...................................      241,600        165,871

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Powerlan, Ltd........................................      182,400   $     45,537
 *Precious Metals Australia, Ltd.......................       10,606          1,103
 *Preston Resources NL.................................       64,000          8,988
 Primary Health Care, Ltd..............................       42,300        110,004
 Prime Television, Ltd.................................      172,440        174,893
 *Progen Industries, Ltd...............................       24,788         16,116
 *Prophecy International Holdings, Ltd.................       51,900          8,638
 *Psiron, Ltd..........................................       40,381          1,722
 *Quantum Resources, Ltd...............................      115,007          1,854
 Queensland Cotton Holdings, Ltd.......................       39,866         66,144
 *Quiktrak Networks New Shares.........................      158,598          2,722
 *Quiktrak Networks, Ltd...............................      396,495          6,805
 Raptis Group, Ltd.....................................       12,000          1,279
 #Rebel Sport, Ltd.....................................       77,898         59,558
 *Redfire Resources NL.................................       27,900          1,292
 Reece Australia, Ltd..................................       32,100        350,610
 *Reinsurance Australia Corp., Ltd.....................      399,993         14,979
 *Renewable Energy Corp., Ltd..........................      104,360         51,565
 *Resolute Mining, Ltd.................................       64,809         16,517
 Ridley Corp., Ltd.....................................      578,840        322,138
 Rock Building Society, Ltd............................       11,373         17,805
 Rural Press, Ltd......................................      211,201        538,260
 SPC, Ltd..............................................       91,854         42,997
 Sabre Group, Ltd......................................       40,702         35,565
 Schaffer Corp., Ltd...................................       16,698         39,516
 Scientific Services, Ltd..............................      122,237         40,690
 Select Harvests, Ltd..................................       41,257         41,844
 Servcorp, Ltd.........................................       21,300         39,882
 *Shield Telecommunications, Ltd.......................      286,300          4,318
 Sigma Co., Ltd........................................       69,800        121,619
 *Silex System, Ltd....................................       60,600         86,362
 Simeon Wines, Ltd.....................................      203,870        240,702
 #Simsmetal, Ltd.......................................      168,578        464,704
 Singleton Group, Ltd..................................      134,020        268,368
 *Sino Securities International, Ltd...................        8,118          1,647
 *Skilled Engineering, Ltd.............................      127,146         54,888
 *Smarttrans Holdings, Ltd.............................      222,685          2,953
 *Smorgon Steel Group, Ltd.............................      385,500        198,499
 Snack Foods, Ltd......................................      137,218        102,058
 *Solution 6 Holdings, Ltd.............................      167,494         61,853
 Sonic Healthcare, Ltd.................................       84,443        338,492
 Sons of Gwalia, Ltd...................................      236,162        890,037
 Southern Cross Broadcasting (Australia), Ltd..........       78,654        443,455
 *Southern Pacific Petroleum NL........................      370,840        119,585
 *Southern Star Group, Ltd.............................      154,982         36,274
 *Spectrum Network Systems, Ltd. Series B..............      616,446         73,743
 *Sphere Investments, Ltd..............................       27,480          1,858
 #Spotless Group, Ltd..................................      438,502      1,160,885
 *St. Barbara Mines, Ltd...............................      375,500         42,967
 *Star Games, Ltd......................................       90,810         30,701
 *Straits Resources, Ltd...............................       56,534         11,615
 *Strategic Minerals Corp. NL..........................       13,100            443
 *Striker Resources NL.................................      316,300          8,061
 Structural Systems, Ltd...............................       26,367         12,754
 *Sunland Group, Ltd...................................       75,095         16,795
 *Surfboard, Ltd.......................................       57,506          3,888
 Sydney Aquarium, Ltd..................................       24,135         41,676
 Tab Queensland, Ltd...................................       66,700        104,283
 Tab, Ltd..............................................      110,000        155,619
 *Takoradi, Ltd........................................      993,152          8,265
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tandou, Ltd..........................................        3,100   $      1,886
 *Tap Oil, Ltd.........................................      193,100        133,879
 Tassal, Ltd...........................................       96,243         27,031
 Technology One, Ltd...................................      161,600         76,486
 Television & Media Services, Ltd......................      214,561         71,422
 Tempo Service, Ltd....................................       98,174        133,782
 Ten Network Holdings, Ltd.............................      194,200        210,093
 Thakral Holdings Group................................    1,249,419        357,413
 *The Gribbles Group, Ltd..............................      113,700         63,277
 *Third Rail, Ltd......................................      151,200          3,146
 Ticor, Ltd............................................      347,850        211,679
 Timbercorp, Ltd.......................................      239,344         79,049
 *Titan Resources NL...................................       50,000          4,681
 #Toll Holdings, Ltd...................................       95,694      1,438,409
 *Tooth & Co., Ltd.....................................      153,000         12,335
 Tourism Assets Holdings, Ltd..........................      394,364        153,836
 Triako Resources, Ltd.................................        5,400          2,106
 Troy Resources NL.....................................       22,548         12,666
 *Union Capital, Ltd...................................      395,200          3,083
 United Construction Group, Ltd........................       81,554         97,560
 *United Energy, Ltd...................................       92,300        131,538
 Utility Services Corp., Ltd...........................      116,121         37,446
 *Valdera Resources, Ltd...............................        5,531              0
 *VeCommerce, Ltd......................................       13,680         17,076
 *Victoria Petroleum NL................................      347,973          5,611
 Villa World, Ltd......................................      134,700         44,838
 Village Roadshow, Ltd.................................      356,394        363,317
 Vision Systems, Ltd...................................      181,450        196,300
 *Voicenet (Australia), Ltd............................      112,661          2,754
 *Vos Industries, Ltd..................................      102,161          2,072
 Waterco, Ltd..........................................       22,304         19,373
 Watpac, Ltd...........................................      122,796         21,715
 Wattyl, Ltd...........................................      152,432        176,799
 *Webster, Ltd.........................................       33,551          6,631
 West Australian Newspapers Holdings, Ltd..............       78,440        211,251
 *Westel Group, Ltd....................................      164,855          6,774
 *Western Metals, Ltd..................................      385,787          5,618
 White (Joe) Maltings, Ltd.............................       14,067         32,192
 Wide Bay Capricorn Building Society, Ltd..............       26,958         73,612
 *Williams (R.M.) Holdings, Ltd........................       24,075         13,774
 *Yates, Ltd...........................................       60,281          5,017
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $53,620,760)...................................                  39,843,125
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $57,239)......................................                      57,789
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $59,969)......................................       55,477         48,360
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Access1 Options 11/30/02.............................        1,310             14
 *Access1, Ltd. Rights Open Pay Date...................       14,402              0
 *Advanced Engine Components, Ltd. Options 12/31/02....       11,369             71
 *Apn News & Media Rights..............................      219,635         35,413
 *Australian Magnesium Corp., Ltd. Warrants 07/31/05...       49,396              0

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Axon Instruments, Inc. Options Open Pay Date.........       16,148   $          0
 *Beaconsfield Gold NL Options 03/15/02................        8,908             46
 *Cape Range Wireless, Ltd. Rights 10/24/01............      103,319          1,451
 *Cape Range Options...................................      103,319              0
 *ERG, Ltd. Rights. 12/11/01...........................       32,406            506
 *Energy Equity Corp., Ltd. Rights 12/07/01............       81,408              0
 *Polartechnics, Ltd. Rights 12/14/01..................        6,202          3,661
 *Quiktrak Networks, Ltd. Options 12/31/04.............       79,299            247
 *Surfboard, Ltd. Options 12/31/01.....................       28,753             15
                                                                       ------------
TOTAL RIGHTS/WARRANTS/ OPTIONS
  (Cost $4,661)........................................                      41,424
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $53,742,629)...................................                  39,990,698
                                                                       ------------
HONG KONG -- (29.1%)
COMMON STOCKS -- (28.9%)
 ABC Communications (Holdings), Ltd....................      930,000         24,328
 ALCO Holdings, Ltd....................................      314,000         20,535
 ASM Pacific Technology, Ltd...........................      182,000        326,728
 *AWT World Transport Holdings, Ltd....................      250,800            322
 *Acme Landis Holdings, Ltd............................      170,000          7,194
 Aeon Credit Service (Asia) Co., Ltd...................      200,000         69,244
 *Allied Group, Ltd....................................    7,298,000        393,043
 *Allied Properties (Hong Kong), Ltd...................   10,179,000        313,259
 *Anex International Holdings, Ltd.....................      152,000          1,325
 *Applied International Holdings, Ltd..................    1,243,000         17,692
 Arts Optical International Holdings, Ltd..............      164,000         35,750
 *Asia Commercial Holdings, Ltd........................       72,800          2,520
 Asia Financial Holdings, Ltd..........................    1,976,908        263,637
 Asia Satellite Telecommunications Holdings, Ltd.......      187,000        267,364
 *Asia Securities International, Ltd...................    2,386,600        105,581
 Asia Standard Hotel Group, Ltd........................       38,000          1,243
 *Asia Standard International Group, Ltd...............    2,870,000        128,806
 *Asia Tele-Net & Technology Corp., Ltd................   10,520,000         55,308
 Associated International Hotels, Ltd..................      898,000        426,054
 *B-Tech (Holdings), Ltd...............................      248,400            414
 *Beauforte Investors Corp., Ltd.......................       72,000         59,088
 *Beijing Development (Hong Kong), Ltd.................      166,000         20,647
 *Bossini International Holdings, Ltd..................      122,000          8,604
 Boto International Holdings, Ltd......................    2,290,000         93,966
 *Burwill Holdings, Ltd................................    2,059,200        176,913
 *CCT Telecom Holdings, Ltd............................      144,970         59,951
 *CEC International Holdings, Ltd......................      210,000         10,098
 *CIL Holdings, Ltd....................................    2,058,000          2,639
 CNPC (Hong Kong), Ltd.................................    2,490,000        185,189
 *CNT Group, Ltd.......................................    3,078,000         96,699
 Cafe de Coral Holdings, Ltd...........................    1,191,000        675,790
 *Capetronic International Holdings, Ltd...............      292,490         82,513
 *Capital Asia, Ltd....................................       98,736          1,038
 *Cash On-Line, Ltd....................................       90,073            924
                                                            SHARES           VALUE+
                                                            ------           ------

 *Catic International Holdings, Ltd....................    1,224,000   $     38,610
 *Central China Enterprises, Ltd.......................    2,104,000         32,375
 *Century City International Holdings, Ltd.............      542,056          3,684
 Champion Technology Holdings, Ltd.....................   24,074,014        348,830
 *Cheerful Holdings, Ltd...............................    2,560,735         35,791
 #Chen Hsong Holdings, Ltd.............................    1,515,000        252,547
 *Cheuk Nang Technologies (Holdings), Ltd..............    7,500,080         27,890
 *Cheung Tai Hong Holdings, Ltd........................    2,018,400         25,882
 *Cheung Wah Development Co., Ltd......................      904,000         37,094
 Chevalier (OA) International, Ltd.....................    1,776,251         63,775
 *Chevalier Construction Holdings, Ltd.................      131,203          2,019
 Chevalier International Holdings, Ltd.................    3,127,914        216,588
 *China Aerospace International Holdings, Ltd..........    1,499,400        128,819
 *China Development Corp., Ltd.........................    1,725,000         11,060
 *China Digicontent Co., Ltd...........................    2,710,000          3,475
 *China Everbright International, Ltd..................    1,975,000         81,041
 *China Everbright Technology, Ltd.....................    3,244,000        149,751
 China Foods Holdings, Ltd.............................    1,544,000        326,677
 China Hong-Kong Photo Products Holdings, Ltd..........    2,338,000        194,870
 *China Investments Holdings, Ltd......................      175,000          7,517
 China Motor Bus Co., Ltd..............................      114,200        966,489
 China Online (Bermuda), Ltd...........................   10,580,000         96,323
 China Overseas Land & Investment, Ltd.................    4,558,000        572,779
 *China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................    2,444,000        244,446
 China Rare Earth Holdings, Ltd........................      274,000         72,905
 China Resources Beijing Land, Ltd.....................      718,000        163,882
 *China Sci-Tech Holdings, Ltd.........................    2,786,000         27,865
 *China Star Entertainment, Ltd........................    1,676,400         45,142
 *China Strategic Holdings, Ltd........................      376,000         18,562
 #China Travel International Investment, Ltd...........    2,730,000        546,102
 *China United Holdings, Ltd...........................    1,639,800          2,103
 *Chinese Estates Holdings, Ltd........................    1,204,000        115,791
 *Chinney Investments, Ltd.............................    1,144,000         33,886
 Chow Sang Sang Holdings International, Ltd............    1,098,400        177,467
 Chuangs China Investments, Ltd........................    1,347,000         48,363
 Chuang's Consortium International, Ltd................    1,858,884         42,905
 Chun Wo Holdings, Ltd.................................    1,671,917         60,029
 *Cig-Wh International Holdings, Ltd...................      472,000         10,531
 *Citic Ka Wah Bank, Ltd...............................    1,098,000        316,790
 *Climax International Co., Ltd........................      296,000          1,177
 *Companion Building Material International Holdings,
   Ltd.................................................    1,731,606          4,663
 *Compass Pacific Holdings, Ltd........................      416,000         25,872
 Continental Holdings, Ltd.............................       98,825          4,625
 *Continental Mariner Investment Co., Ltd..............    1,629,000        181,730
 Coslight Technology International Group, Ltd..........      144,000         38,315
 *Cosmos Machinery Enterprises, Ltd....................    1,024,000         36,766
 *Crocodile Garments, Ltd..............................    1,539,000         30,194
 Cross Harbour Tunnel Co., Ltd.........................      365,603        146,503
 *Culturecom Holdings, Ltd.............................    2,161,000         95,601
 *Cybersonic Technology, Ltd...........................      193,000          1,683

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *DC Finance Holdings, Ltd.............................       27,000   $        519
 *Dah Hwa International Holdings, Ltd..................    1,122,000         13,668
 Daido Group, Ltd......................................      223,000          2,288
 Dickson Concepts International, Ltd...................      222,000         45,547
 *DigitalHongKong.com..................................       15,318            570
 *Dransfield Holdings, Ltd.............................      190,000            950
 Dynamic Holdings, Ltd.................................      158,000         37,481
 *Easyknit International Holdings, Ltd.................      707,150         13,239
 #Egana International Holdings, Ltd....................   19,766,208        486,644
 Egana Jewelry & Pearls, Ltd...........................    3,317,899         64,669
 *Ehealthcareasia, Ltd.................................       66,900            223
 Elec & Eltek International Holdings, Ltd..............    3,078,790        339,520
 *Emperor (China Concept) Investments, Ltd.............    6,435,000         27,230
 Emperor International Holdings, Ltd...................      644,369         38,008
 *Essential Enterprises Co., Ltd.......................      320,000         13,336
 *Esun Holdings, Ltd...................................      653,600         42,743
 *Fairwood Holdings, Ltd...............................      426,000          5,681
 *Fairyoung Holdings, Ltd..............................    1,446,000         23,363
 Far East Consortium International, Ltd................    1,641,378        104,184
 *Far East Holdings International, Ltd.................       70,000          1,795
 *Far East Hotels & Entertainment, Ltd.................    1,853,000         92,667
 First Sign International Holdings, Ltd................    1,050,000         27,063
 Fong's Industries Co., Ltd............................      962,000         83,882
 *Fortuna International Holdings, Ltd..................    2,727,000         11,539
 *Founder Holdings, Ltd................................      590,000         96,082
 Fountain Set Holdings, Ltd............................    1,274,000        186,235
 Four Seas Frozen Food Holdings, Ltd...................      347,184         19,366
 Four Seas Mercantile Holdings, Ltd....................      592,000        159,414
 *Fourseas.Com, Ltd....................................       60,000          2,731
 Frankie Dominion International, Ltd...................      630,173         17,212
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      688,000         16,321
 *G-Prop (Holdings), Ltd...............................       28,365            393
 *Geomaxima Holdings, Ltd..............................      650,000         75,848
 Giordano International, Ltd...........................      686,000        312,276
 *Global Tech (Holdings), Ltd..........................    2,220,000        176,495
 Glorious Sun Enterprises, Ltd.........................      840,000        126,024
 Gold Peak Industries (Holdings), Ltd..................    1,059,250        194,232
 Golden Resources Development International, Ltd.......    1,456,500         72,839
 *Gold-Face Holdings, Ltd..............................    2,003,600        202,967
 Goldlion Holdings, Ltd................................    2,052,000        109,197
 *Goldtron (Bermuda) Holdings, Ltd.....................      747,111          4,982
 *Golik Holdings, Ltd..................................    1,536,500         45,316
 Grand Hotel Holdings, Ltd. Series A...................    1,333,000        140,162
 Grande Holdings, Ltd..................................      504,105        471,879
 Great Eagle Holdings, Ltd.............................      265,000        283,739
 Great Wall Electronic International, Ltd..............    3,159,034         35,242
 *Group Sense (International), Ltd.....................    2,062,000         52,882
 *#Guangdong Investment, Ltd...........................    2,150,000        228,825
 *Guangnan Holdings, Ltd...............................    4,146,000        132,909
 *#Guangzhou Investment Co., Ltd.......................    3,510,000        292,555
 HKCB Bank Holding Co., Ltd............................    1,130,000        307,910
 HKR International, Ltd................................      555,260        147,741
 *Hang Fung Gold Technology, Ltd.......................    2,120,000         29,359
 Hanny Holdings, Ltd...................................    5,466,336         75,001
 Harbour Centre Development, Ltd.......................      784,000        492,605
                                                            SHARES           VALUE+
                                                            ------           ------

 *Harbour Ring International Holdings, Ltd.............    2,636,000   $    141,965
 Henderson China Holdings, Ltd.........................      911,000        408,859
 *Heng Fung Holdings Co., Ltd..........................    1,050,000         12,118
 High Fashion International, Ltd.......................      178,000         36,976
 *Hikari Tsushin International, Ltd....................    2,248,000         38,050
 *Hinet Holdings, Ltd..................................    4,258,114         11,466
 *Hon Kwok Land Investment Co., Ltd....................    2,290,145         52,859
 Hong Kong and Shanghai Hotels, Ltd....................      562,000        185,567
 Hong Kong Ferry (Holdings) Co., Ltd...................      671,300        529,393
 Hong Kong Parkview Group, Ltd.........................    1,130,000        124,613
 *Hop Hing Holdings, Ltd...............................      660,265         31,326
 Hopewell Holdings, Ltd................................      420,000        232,928
 Hsin Chong Construction Group, Ltd....................    1,569,658         79,504
 *Hualing Holdings, Ltd................................    1,344,000         62,904
 Hung Hing Printing Group, Ltd.........................      934,442        374,446
 IDT International, Ltd................................    4,028,486        289,279
 IMC Holdings, Ltd.....................................      604,000         96,813
 *ITC Corp., Ltd.......................................      466,157         22,714
 *Ideal Pacific Holdings, Ltd..........................      838,000         76,294
 *Imgo, Ltd............................................    1,464,000        112,636
 *Innovative International (Holdings), Ltd.............    1,474,003          5,481
 *Interchina Holdings Co., Ltd.........................    1,805,000        282,373
 *Interform Ceramics Technologies, Ltd.................    1,104,000          2,973
 International Bank of Asia, Ltd.......................    2,615,714        627,218
 International Pipe, Ltd...............................    2,253,587        130,039
 *Iquorom Cybernet, Ltd................................    4,145,000         10,630
 *Island Dyeing & Printing Co., Ltd....................      444,000          6,434
 *Isteelasia.com, Ltd..................................      667,286         20,878
 JCG Holdings, Ltd.....................................    1,048,333        651,970
 *Jackin International Holdings, Ltd...................      210,000          9,156
 *Jinhui Holdings Co., Ltd.............................      370,000          8,113
 K Wah International Holdings, Ltd.....................    4,255,737        256,483
 *KPI Co., Ltd.........................................      264,000          2,877
 *KTP Holdings, Ltd....................................      180,400         11,566
 *Kader Holdings Co., Ltd..............................      545,600         10,844
 *Kantone Holdings, Ltd................................      743,412          9,819
 Karrie International Holdings, Ltd....................       66,000          2,708
 *Keck Seng Investments (Hong Kong), Ltd...............      858,600         68,260
 Kee-Shing Holdings Co., Ltd...........................      886,000         53,397
 *King Fook Holdings, Ltd..............................    1,000,000         27,698
 Kingboard Chemical Holdings, Ltd......................      926,000        534,331
 Kingmaker Footwear Holdings, Ltd......................    1,058,750        205,002
 *Kong Sun Holdings, Ltd...............................      480,000         24,005
 *Kong Tai International Holdings Co., Ltd.............    8,300,000         32,993
 Kowloon Development Co., Ltd..........................      193,000         79,194
 *#Kumagai Gumi Hong Kong, Ltd.........................      970,000        101,993
 *Kwong Sang Hong International, Ltd...................    1,434,000         49,648
 Kwoon Chung Bus Holdings, Ltd.........................      556,000         64,166
 *Lai Sun Development Co., Ltd.........................    2,970,000         49,509
 *Lai Sun Garment (International), Ltd.................    2,325,000         46,211
 *Lam Soon (Hong Kong), Ltd............................      302,310         73,653
 *Lam Soon Food Industries, Ltd........................      228,000         56,134
 *Lamex Holdings, Ltd..................................    3,628,800         49,789
 Le Saunda Holdings, Ltd...............................      236,000         10,592
 *Leading Spirit High-Tech Holdings Co., Ltd...........    2,310,000          2,962
 Leefung-Asco Printers Holdings, Ltd...................      144,000         17,542
 *Leung Kee Holdings, Ltd..............................    2,414,000         34,050

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Lippo, Ltd...........................................    1,074,760   $    118,521
 Liu Chong Hing Bank, Ltd..............................      365,000        336,986
 Liu Chong Hing Investment, Ltd........................      635,200        342,095
 *Logic International Holdings, Ltd....................      812,000         78,092
 Luks Industrial Group, Ltd............................      645,555         98,507
 Lung Kee (Bermuda) Holdings, Ltd......................      857,500        150,640
 *Magnificent Estates, Ltd.............................    3,778,000         15,018
 *Magnum International Holdings, Ltd...................      300,000          3,847
 *Mansion Holdings, Ltd................................    1,420,360         10,564
 *Mansion House Group, Ltd.............................      698,200         14,235
 *Megga (S.) International Holdings, Ltd...............    2,270,100          2,911
 Melbourne Enterprises, Ltd............................       45,500        134,775
 Midland Realty (Holding), Ltd.........................      496,000         39,433
 *Millennium Group, Ltd................................      928,000          9,758
 *Min Xin Holdings, Ltd................................      987,200        111,397
 Miramar Hotel & Investment Co., Ltd...................      203,000        145,771
 Moulin International Holdings, Ltd....................    3,496,372        237,618
 *Mui Hong Kong, Ltd...................................    1,845,000         17,034
 Nanyang Holdings, Ltd.................................      137,500         81,105
 National Electronics Holdings, Ltd....................    2,156,000         30,411
 New Island Printing Holdings, Ltd.....................      176,000         13,315
 *New Rank City Development, Ltd.......................        1,664            209
 *#New World China Land, Ltd...........................      702,800        243,322
 *New World Cyberbase, Ltd.............................       25,220            255
 #New World Infrastructure, Ltd........................      410,400        159,191
 *Next Media, Ltd......................................      124,000         17,808
 Ngai Lik Industrial Holdings, Ltd.....................    1,556,000        778,146
 *Nph International Holdings, Ltd......................      600,400         76,219
 *Ocean Information Holdings, Ltd......................      122,000          2,659
 *Onfem Holdings, Ltd..................................    1,922,000         76,401
 *Oriental Metals Holdings Co., Ltd....................    1,237,800         45,236
 #Oriental Press Group, Ltd............................    4,080,600        465,694
 Oxford Properties & Finance, Ltd......................      110,000        197,473
 Pacific Andes International Holdings, Ltd.............      156,000          9,202
 *Pacific Century Insurance Holdings, Ltd..............      330,000         79,553
 *Pacific Concord Holding, Ltd.........................    3,284,758        261,145
 *Pacific Plywood Holdings, Ltd........................   10,210,000         52,369
 Paul Y. ITC Construction Holdings, Ltd................      668,446         25,286
 *Peace Mark (Holdings), Ltd...........................    6,758,122         38,130
 *Pearl Oriental Holdings, Ltd.........................    9,064,000         62,763
 Pegasus International Holdings, Ltd...................      226,000         19,706
 *Perfect Treasure Holdings, Ltd.......................      642,000         31,283
 Perfectech International Holdings, Ltd................      571,450         49,828
 Pico Far East Holdings, Ltd...........................    1,190,000         80,874
 Playmate Toys Holdings, Ltd...........................    1,585,000         57,924
 Pokfulam Development Co., Ltd.........................      234,000         56,411
 *Poly Investments Holdings, Ltd.......................    2,670,000         95,864
 Prestige Properties Holdings, Ltd.....................      965,000         46,403
 *Prime Succession, Ltd................................      768,000         15,658
 *Prosper Evision, Ltd.................................       96,000          1,748
 *#QPL International Holdings, Ltd.....................    1,191,000        416,164
 *Quality Healthcare Asia, Ltd.........................    1,338,000         44,608
 *RNA Holdings, Ltd....................................       20,600            177
 Raymond Industrial, Ltd...............................      605,400         50,459
 Realty Development Corp, Ltd..........................      475,000        118,772
 *Regal Hotels International Holdings, Ltd.............    1,950,000         46,009
 *Rivera Holdings, Ltd.................................    3,160,000        103,327
                                                            SHARES           VALUE+
                                                            ------           ------

 Road King Infrastructure, Ltd.........................      449,000   $    171,285
 *Ryoden Development, Ltd..............................    1,912,000         88,263
 *S.A.S.Dragon Holdings, Ltd...........................    1,696,000        108,738
 SA SA International Holdings, Ltd.....................    1,134,000         97,426
 Safety Godown Co., Ltd................................      408,000        183,111
 Saint Honore Holdings, Ltd............................      128,000         10,669
 *Same Time Holdings, Ltd..............................      410,000          6,361
 San Miguel Brewery Hong Kong, Ltd.....................      930,800        259,599
 Sea Holdings, Ltd.....................................    1,068,000        238,291
 *Seapower International Holdings, Ltd.................      854,000          4,380
 *Seapower Resources International, Ltd................    2,528,000         10,049
 *Semi-Tech (Global) Co., Ltd..........................    4,273,327         14,247
 Shaw Brothers Hong Kong, Ltd..........................      325,000        270,884
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,255,000        131,961
 *#Shenyin Wanguo (Hong Kong), Ltd.....................      847,500        106,501
 *Shenzhen International Holdings, Ltd.................    6,187,500        261,828
 *Shougang Concord Century Holdings, Ltd...............    1,292,000         45,560
 *Shougang Concord Grand (Group), Ltd..................    1,701,000         65,435
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    4,166,000        170,945
 *Shougang Concord Technology Holdings, Ltd............    1,647,914         58,110
 Shui On Construction & Materials, Ltd.................      218,000        162,133
 *Shun Ho Construction (Holdings), Ltd.................    1,037,452         23,946
 *Shun Ho Resources Holdings, Ltd......................      483,000         12,697
 *Shun Shing Holdings, Ltd.............................    2,573,600        214,507
 #Shun Tak Holdings, Ltd...............................    3,422,000        403,696
 Silver Grant International Industries, Ltd............    2,087,000        176,625
 *Simsen Metals & Holdings, Ltd........................    1,024,000          4,464
 *Sincere Co., Ltd.....................................      505,500         20,742
 *Singamas Container Holdings, Ltd.....................      320,000         14,772
 *Sino Foundations Holdings, Ltd.......................    1,074,000         26,166
 *Sinocan Holdings, Ltd................................      350,000          2,693
 Sinopec Kantons Holdings, Ltd.........................      414,000         46,186
 *Skynet (International Group) Holdings, Ltd...........      244,240            689
 *Smartone Telecommunications Holdings, Ltd............      284,000        311,366
 *Solartech International Holdings, Ltd................    4,960,000          6,996
 *Sound International, Ltd.............................       79,200            650
 South China Brokerage Co., Ltd........................    4,872,000         88,712
 *South China Industries, Ltd..........................    1,124,000         41,798
 *South China Strategic Investments, Ltd...............      857,400         45,077
 *South East Group, Ltd................................        3,000             53
 *South Sea Development Co., Ltd.......................    2,603,158         21,029
 Southeast Asia Properties & Finance, Ltd..............      175,692         38,750
 *Star Bio-Tech Holdings Limited.......................       42,292            716
 Starlight International Holdings, Ltd.................    5,245,170         43,045
 *Stelux Holdings International, Ltd...................    1,307,702         28,171
 *Styland Holdings, Ltd................................      101,808            718
 Sun Hung Kai & Co., Ltd...............................    3,338,600        440,949
 *Suncorp Technologies Ltd.............................       23,760          1,051
 *Sunway International Holdings, Ltd...................      402,000         25,516

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Suwa International Holdings, Ltd.....................    1,062,000   $     32,683
 Symphony Hld..........................................      278,000         55,254
 *Tack Hsin Holdings, Ltd..............................      542,000        125,100
 Tai Cheung Holdings, Ltd..............................    1,445,000        194,556
 Tai Fook Securities Group, Ltd........................       72,000          8,771
 Tai Sang Land Development, Ltd........................      627,984        138,504
 Tak Sing Alliance Holdings, Ltd.......................    2,909,865        111,939
 *Tak Wing Investment Holdings, Ltd....................      432,800         26,916
 Tan Chong International, Ltd..........................      666,000         93,941
 Techtronic Industries Co., Ltd........................    1,330,000        451,944
 *Tem Fat Hing Fung (Holdings), Ltd....................    5,488,000          9,852
 *Termbray Industries International (Holdings), Ltd....    2,304,900        130,044
 Tern Properties Co., Ltd..............................       61,200         10,477
 Texwinca Holdings, Ltd................................    1,074,000        420,040
 *Tian An China Investments Co., Ltd...................    4,355,750         98,302
 Tian Teck Land, Ltd...................................    1,098,000        229,497
 *Trans-Ocean (International), Ltd.....................      400,000         47,188
 *Trasy Gold Ex, Ltd...................................        2,060              9
 *Triplenic Holdings, Ltd..............................    2,378,000         25,004
 Tristate Holdings, Ltd................................      138,000         33,268
 Truly International Holdings, Ltd.....................    1,014,000        240,545
 *Tung Fong Hung Holdings, Ltd.........................    3,473,235         45,873
 Tungtex (Holdings) Co., Ltd...........................      788,000        146,515
 *Tysan Holdings, Ltd..................................    1,040,773         24,690
 *UDL Holdings, Ltd....................................       23,700            182
 *USI Holdings, Ltd....................................      928,999         71,475
 *United Power Investment, Ltd.........................    1,664,000         87,483
 *Universal Appliances, Ltd............................    2,770,000         22,732
 Universe International Holdings, Ltd..................      380,000         25,338
 Van Shung Chong Holdings, Ltd.........................      854,400        122,706
 *Vanda Systems & Communications Holdings, Ltd.........      644,000         92,489
 Varitronix International, Ltd.........................      142,288         85,754
 Vitasoy International Holdings, Ltd...................      819,000        130,224
 Wah Ha Realty Co., Ltd................................      278,600         25,007
 *Wah Nam Group, Ltd...................................    1,934,800          5,954
 *Wai Kee Holdings, Ltd................................    1,562,738         88,171
 *Wang On Group, Ltd...................................      774,000         11,811
 *Welback Holdings, Ltd................................    2,570,000         19,114
 *Wiltec Holdings, Ltd.................................      378,511         23,297
 *Winfoong International, Ltd..........................    1,210,000         27,153
 Wing Fai International, Ltd...........................    3,380,000        158,196
 Wing On Co. International, Ltd........................      565,000        182,935
 *Wing Shan International, Ltd.........................      896,000         36,766
 *Winsan China Investment Group, Ltd...................      384,000          8,125
 *Winsor Properties Holdings, Ltd......................      498,000        166,031
 *Wo Kee Hong (Holdings), Ltd..........................    1,944,000         14,957
 Wong's International (Holdings), Ltd..................    1,012,000        366,594
 Wong's Kong King International (Holdings), Ltd........    1,139,600         41,647
 World Houseware (Holdings), Ltd.......................      605,700         11,573
 YGM Trading, Ltd......................................      228,000        135,949
 Yangtzekiang Garment Manufacturing Co., Ltd...........      405,000         61,800
 *Yanion International Holdings, Ltd...................      118,000         13,618
 Yaohan International Caterers, Ltd....................      512,000         36,109
 *Yaohan International Holdings, Ltd...................      974,000              0
 Yau Lee Holdings, Ltd.................................      534,000         23,966
 *Yeebo International Holdings, Ltd....................       40,800          1,360
 *Yiu Wing International Holdings, Ltd.................    1,404,200         21,967
 *Yoshiya International Corp., Ltd.....................      612,300         10,207
                                                            SHARES           VALUE+
                                                            ------           ------

 *Yugang International, Ltd............................   11,916,000   $    128,350
 *Yunnan Enterprises Holdings, Ltd.....................      240,000         25,543
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $76,243,587)...................................                  37,900,499
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Hong Kong Dollars
   (Cost $262,114).....................................                     262,108
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      248,600          1,275
 *CCT Telecom Holdings, Ltd. Rights 12/12/01...........       36,243              0
 *Can-do Holdings, Ltd. Rights 12/3/01.................      177,600              0
 *Climax International Co., Ltd. Warrants 02/08/04.....       59,200             91
 *Companion Building Material International Holdings,
   Ltd. Warrants 08/13/02..............................    3,463,213          4,441
 *E-Kong Group, Ltd. Rights 12/10/01...................    1,494,222          1,916
 *Gold Peak Industries Holdings, Ltd. Warrants
   02/08/02............................................      105,925          1,562
 *Hanny Holdings, Ltd. Warrants 04/03/02...............      728,844            935
 *Hikari Tsushin International Holdings, Ltd. Warrants
   04/27/02............................................      249,600            320
 *Iquorum Cybernet, Ltd. Warrants 04/30/04.............      829,000          1,063
 *Kong Sun Holdings, Ltd. Warrants 04/25/02............       96,000            665
 *South China Information & Technology, Ltd. Warrants
   03/28/02............................................      171,480            220
 *Styland Holdings, Ltd. Warrants 12/31/01.............        5,090              7
 *Tak Sing Alliance Holdings, Ltd. Warrants 02/28/02...          919             14
 *Tian An China Investments Co., Ltd. Warrants
   12/04/04............................................      871,150              0
 *Van Shung Chong Holdings, Ltd. Warrants 11/18/04.....       85,440          9,093
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      21,602
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $76,505,701)...................................                  38,184,209
                                                                       ------------
SINGAPORE -- (26.4%)
COMMON STOCKS -- (25.9%)
 ASA Ceramic, Ltd......................................      356,000         41,801
 Acma, Ltd.............................................    2,126,700        104,531
 *Allgreen Properties, Ltd.............................      598,000        295,559
 *Alliance Technology & Development, Ltd...............      156,000          5,538
 Amtek Engineering, Ltd................................      540,625        163,864
 Apollo Enterprises, Ltd...............................      193,000         72,464
 Armstrong Industrial Corp.............................      730,000         30,897
 *Asia Food and Properties, Ltd........................    3,106,000        118,739
 *Asia Pacific Breweries, Ltd..........................       53,000        133,725
 *Benjamin (F.J.) Holdings, Ltd........................      611,000        106,779
 Bonvests Holdings, Ltd................................      825,000        162,200
 *Broadway Industrial Group, Ltd.......................      352,000         13,457
 Bukit Sembawang Estates, Ltd..........................       71,334        444,116

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *CK Tang, Ltd.........................................      307,000   $     33,532
 *CSE Systems & Engineering, Ltd.......................      318,000         62,521
 CWT Distribution, Ltd.................................      461,500        131,060
 Causeway Investment, Ltd..............................      248,000         15,576
 Central Properties, Ltd...............................       66,000        472,183
 Centrepoint Properties, Ltd...........................      158,000        176,891
 Cerebos Pacific, Ltd..................................      166,000        198,540
 Chemical Industries (Far East), Ltd...................      105,910         45,116
 Chevalier Singapore Holdings, Ltd.....................      220,000         37,246
 Chip Eng Seng Corp., Ltd..............................      575,000         54,954
 Chuan Hup Holdings, Ltd...............................    3,050,000        632,963
 Chuan Soon Huat Industrial Group, Ltd.................      614,000        117,363
 Clipsal Industries Holdings, Ltd......................      126,976        159,494
 #Comfort Group, Ltd...................................    2,469,000        815,777
 *Compact Metal Industries, Ltd........................      643,000         40,383
 Cosco Investment, Ltd.................................    1,222,000        156,832
 Courts Singapore, Ltd.................................      495,000        131,112
 Creative Technology Co., Ltd..........................       44,900        333,488
 Cycle & Carriage, Ltd.................................      251,675        375,230
 Dovechem Terminals Holdings, Ltd......................      339,000        121,265
 #Eastern Asia Technology, Ltd.........................      510,000         96,091
 *Econ International, Ltd..............................    1,242,000         64,438
 Eng Wah Organisation, Ltd.............................      265,000         28,945
 First Capital Corp., Ltd..............................    1,215,000        670,182
 *Freight Links Express Holdings, Ltd..................    1,648,000         49,501
 #Fu Yu Manufacturing, Ltd.............................    1,291,000        296,122
 Fuji Offset Plates Manufacturing, Ltd.................       33,750          5,161
 GB Holdings, Ltd......................................      200,000         52,428
 GK Goh Holdings, Ltd..................................    1,120,000        382,290
 GP Industries, Ltd....................................      602,000        244,933
 *General Magnetics, Ltd...............................      308,000         13,457
 #Ges International, Ltd...............................      590,000        169,163
 *Goldtron, Ltd........................................      473,000          6,458
 Guthrie GTS, Ltd......................................    1,174,400        128,275
 *HTP Holdings, Ltd....................................      479,000         51,011
 Hai Sun Hup Group, Ltd................................    2,604,000        227,539
 #Haw Par Brothers International, Ltd..................      565,200      1,259,382
 *Hind Hotels International, Ltd.......................      171,000        139,615
 Hitachi Zosen (Singapore), Ltd........................      962,000        315,225
 Ho Bee Investment, Ltd................................      761,000         78,965
 Hong Fok Corp., Ltd...................................    1,796,000        159,388
 Hong Leong Singapore Finance, Ltd.....................      598,000        493,143
 Hotel Grand Central, Ltd..............................      875,280        156,550
 Hotel Plaza, Ltd......................................    1,189,000        259,739
 #Hotel Properties, Ltd................................    1,393,000        920,516
 Hotel Royal, Ltd......................................      144,333         78,824
 Hour Glass, Ltd.......................................      298,000         75,677
 Huan Hsin Holdings, Ltd...............................      267,500        111,758
 Hup Seng Huat, Ltd....................................      900,200         66,369
 Hwa Hong Corp., Ltd...................................    2,785,000        577,968
 Hwa Tat Lee, Ltd......................................      455,000         83,244
 IDT Holdings, Ltd.....................................      398,000        228,227
 *IPC Corp., Ltd.......................................    1,936,000         68,725
 Inchcape Motors, Ltd..................................      491,000        493,395
 *Inno-Pacific Holdings, Ltd...........................      962,500         73,591
 International Factors (Singapore), Ltd................      290,000         62,559
 Intraco, Ltd..........................................      292,500        145,366
 Isetan (Singapore), Ltd...............................       98,000         95,267
 Jack Chia-MPH, Ltd....................................      638,000        233,448
 Jaya Holdings, Ltd....................................    2,127,000        180,050
 Jurong Cement, Ltd....................................      132,500         69,829
                                                            SHARES           VALUE+
                                                            ------           ------

 Jurong Engineering, Ltd...............................      112,000   $     84,410
 *K1 Ventures, Ltd.....................................    2,842,500        318,236
 Keppel Land, Ltd......................................      403,000        363,148
 Keppel Telecommunications and Transportation, Ltd.....    1,376,000        766,503
 Khong Guan Flour Milling, Ltd.........................       19,000         16,499
 Kian Ann Engineering, Ltd.............................      868,000         92,438
 Kian Ho Bearings, Ltd.................................      277,000         20,422
 Kim Eng Holdings, Ltd.................................    1,775,200        683,489
 Koh Brothers, Ltd.....................................    1,494,000         81,592
 *L & M Group Investments, Ltd.........................      451,100         35,722
 *LC Development, Ltd..................................    1,191,767         73,222
 Labroy Marine, Ltd....................................    2,600,000        354,984
 Lee Kim Tah Holdings, Ltd.............................      795,000         58,613
 *Leong Hin Holdings, Ltd..............................      165,000         62,177
 Liang Huat Aluminum, Ltd..............................    1,477,000         56,464
 *Lim Kah Ngam, Ltd....................................      350,999         11,501
 Low Keng Huat Singapore, Ltd..........................      372,000         41,648
 *Lum Chang Holdings, Ltd..............................    1,134,030        238,441
 Magnecomp International, Ltd..........................      466,000         83,984
 Marco Polo Developments, Ltd..........................      925,000        944,666
 *Mediaring.Com, Ltd...................................      836,000         52,505
 Metalock (Singapore), Ltd.............................       60,000          9,175
 Metro Holdings, Ltd...................................    1,575,800        344,236
 #Natsteel Broadway, Ltd...............................      546,000        551,645
 Natsteel, Ltd.........................................      387,000        173,308
 *Neptune Orient Lines, Ltd............................      670,000        321,997
 *Nera Telecommunications, Ltd.........................      428,000        141,415
 *Nippecraft, Ltd......................................    1,013,000         33,194
 *Orchard Parade Holdings, Ltd.........................    1,084,022        204,245
 Ossia International, Ltd..............................      708,000         50,266
 Overseas Union Enterprise, Ltd........................      542,000      1,746,411
 Overseas Union Trust (Foreign)........................      163,800        348,878
 *#PCI, Ltd............................................      530,000        157,749
 *Pacific Can Investment Holdings, Ltd.................      101,000          2,482
 Pan-United Corp., Ltd.................................    1,624,000        270,508
 Pentex-Schweizer Circuits, Ltd........................      916,000        106,304
 Pertama Holdings, Ltd.................................      459,750         32,641
 *Pokka Corp. (Singapore), Ltd.........................      159,000         13,459
 Prima, Ltd............................................      106,000        224,612
 Provisions Suppliers Corp.............................    3,373,000        248,682
 *Raffles Holdings, Ltd................................      722,000        163,637
 Republic Hotels and Resorts, Ltd......................      881,000        286,278
 Robinson & Co., Ltd...................................      284,832        684,442
 Rotary Engineering, Ltd...............................    1,231,000        129,415
 SMB United, Ltd.......................................    1,254,000         99,303
 SNP Corp., Ltd........................................      207,495         46,461
 *SPP, Ltd.............................................      454,000         11,777
 San Teh, Ltd..........................................      838,406        114,469
 Scotts Holdings, Ltd..................................    1,807,250        271,423
 Sea View Hotel, Ltd...................................       66,000        205,454
 *Sembcorp Logistics, Ltd..............................      230,000        226,097
 Sembcorp Marine, Ltd..................................      801,000        347,772
 Sin Soon Huat, Ltd....................................      929,000         43,125
 Sing Investments & Finance, Ltd. (Foreign)............       94,500         58,060
 *Singapore Food Industries, Ltd.......................      242,000         87,228
 Singapore Land, Ltd...................................      196,000        366,081
 Singapore Reinsurance Corp., Ltd......................    1,400,850        164,485
 Singapore Shipping Corp., Ltd.........................    1,302,000        110,214
 Singapura Building Society, Ltd.......................      139,250         83,653
 Singatronics, Ltd.....................................      748,000         98,041

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Smrt Corporation, Ltd.................................      855,000   $    340,866
 Ssangyong Cement (Singapore), Ltd.....................      236,000        150,797
 Stamford Tyres Corp., Ltd.............................       62,000         12,190
 #Straits Trading Co., Ltd.............................    1,117,200      1,006,723
 Sunright, Ltd.........................................      378,000         63,995
 Superbowl Holdings, Ltd...............................      490,000         42,816
 Superior Metal Printing, Ltd..........................      490,500         38,842
 Tibs Holdings, Ltd....................................      423,000        330,348
 Tiger Medicals, Ltd...................................      224,000        233,656
 *Transmarco, Ltd......................................      106,500         40,714
 *Tuan Sing Holdings, Ltd..............................    3,362,000        179,018
 UOB-Kay Hian Holdings, Ltd............................    1,352,000        468,862
 Unisteel Tec..........................................      228,000         65,372
 United Engineers, Ltd.................................      632,666        371,431
 United Industrial Corp., Ltd..........................      785,000        289,380
 United Overseas Insurance, Ltd........................      125,500        167,921
 #United Overseas Land, Ltd............................    1,104,000      1,073,209
 United Pulp & Paper Co., Ltd..........................      354,000         83,132
 *Uraco Holdings, Ltd..................................    1,803,600        206,850
 *Van Der Horst, Ltd...................................       18,543         75,123
 *Vertex Venture Holdings, Ltd.........................      800,150        190,088
 WBL Corp., Ltd........................................      510,000        473,494
 Wearnes International (1994), Ltd.....................       33,000          9,011
 Wing Tai Holdings, Ltd................................      661,000        249,084
 Yeo Hiap Seng, Ltd....................................      102,000        101,940
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $54,934,845)...................................                  34,002,158
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Singapore Dollars
   (Cost $509,098).....................................                     509,564
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7% (Non-Redeemable
   Convertible)
   (Cost $102,710).....................................      172,500        116,817
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04.........................      236,300          3,871
 *GES International, Ltd. Rights 12/19/01..............      118,000         14,500
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      18,371
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $55,546,653)...................................                  34,646,910
                                                                       ------------
NEW ZEALAND -- (11.8%)
COMMON STOCKS -- (11.8%)
 *AFFCO Holdings, Ltd..................................      503,188         69,056
 *Advantage Group, Ltd.................................      101,600         23,239
 Baycorp Holdings, Ltd.................................      200,614        926,068
 Bendon Group, Ltd.....................................       77,120         58,692
 CDL Hotels NZ, Ltd....................................      657,244         48,106
 CDL Investments NZ, Ltd...............................      262,935         18,589
 Cavalier Corp., Ltd...................................       77,444        196,461
 Colonial Motor Co., Ltd...............................       47,895         52,783
 *Cue Energy Resources NL..............................      452,354         10,535
 DB Group, Ltd.........................................      132,089        304,873
 Ebos Group, Ltd.......................................       57,108         75,999
                                                            SHARES           VALUE+
                                                            ------           ------

 *Evergreen Forests, Ltd...............................      323,301   $     73,948
 *#Fisher & Paykel Apppliances Holdings, Ltd...........      169,339        669,020
 #Fisher & Paykel Industries, Ltd......................      162,566      1,237,199
 *Force Corp., Ltd.....................................      380,914         15,049
 Hallenstein Glassons Holdings, Ltd....................      142,638        177,957
 Hellaby Holdings, Ltd.................................      118,179        109,107
 Horizon Energy Distribution, Ltd......................        8,084         43,873
 Independent Newspapers, Ltd. (Auckland)...............    1,014,000      1,518,095
 *Kingsgate International Corp., Ltd...................      479,679         26,930
 *Met Lifecare, Ltd....................................      202,860         96,174
 Michael Hill International, Ltd.......................       90,546        188,277
 Natural Gas Corp. Holdings, Ltd.......................    1,859,760      1,005,446
 *New Zealand Oil & Gas, Ltd...........................      402,731         61,969
 New Zealand Refining Co., Ltd.........................       62,819        425,831
 Northland Port Corp. (New Zealand), Ltd...............      108,571         98,430
 Nuplex Industries, Ltd................................      200,476        241,779
 *Otter Gold Mines, Ltd................................       89,321          9,287
 Owens Group, Ltd......................................      138,522         72,009
 *Pacific Retail Group, Ltd............................      123,160         99,876
 Port of Tauranga, Ltd.................................      200,316        608,131
 Ports of Auckland.....................................      347,158        786,833
 Reid Farmers, Ltd.....................................      146,734         75,058
 Restaurant Brand New Zealand, Ltd.....................      245,500        190,920
 *Richina Pacific, Ltd.................................      137,322         37,120
 Sanford, Ltd..........................................      250,512        656,338
 Scott Technology, Ltd.................................       48,074         33,787
 *Seafresh Fisheries...................................       80,520          1,239
 *Shotover Jet, Ltd....................................      106,500         19,045
 Sky City, Ltd.........................................      568,916      1,473,991
 South Port New Zealand, Ltd...........................       30,744         18,028
 Steel & Tube Holdings, Ltd............................      151,610        165,822
 *Summit Gold, Ltd.....................................      107,419          5,897
 Tasman Agriculture, Ltd...............................      157,056        114,301
 Taylors Group, Ltd....................................       29,646         18,493
 Tourism Holdings, Ltd.................................      222,252        107,217
 *Trans Tasman Properties, Ltd.........................      891,408         85,263
 Tranz Rail Holdings, Ltd..............................      316,409        539,500
 Trustpower, Ltd.......................................      458,529        631,180
 Warehouse Group, Ltd..................................      503,486      1,434,289
 Waste Management NZ, Ltd..............................      254,272        279,165
 Williams & Kettle, Ltd................................       38,372         59,842
 Wrightson, Ltd........................................      317,720        149,308
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,509,071)...................................                  15,445,424
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.0%)
 Capital Properties New Zealand, Ltd. Notes
   8.500%, 04/15/05
   (Cost $210,193).....................................          201         86,097
                                                                       ------------

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $8,476).......................................                $      8,516
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *AFFCO Holdings, Ltd. Rights 12/14/01
   (Cost $0)...........................................      100,638          3,348
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $16,727,740)...................................                  15,543,385
                                                                       ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Abrar Corp. Berhad...................................       40,000          6,158
 *Autoways Holdings Berhad.............................       10,000          3,395
 *Instangreen Corp. Berhad.............................       15,000          3,789
 *Kuala Lumpur Industries Holdings Berhad..............      138,000         17,976
 *MBF Holdings Berhad..................................    2,228,250        120,208
 *Perdana Industrial Holdings Berhad...................       46,000          3,753
 *Promet Berhad........................................    1,143,000         87,229
 *RNC Corp. Berhad.....................................       33,000          3,561
 *Rahman Hydraulic Tin Berhad..........................      111,000         19,425
 *Rekapacific Berhad...................................      473,000         57,258
 *Saship Holdings Berhad...............................      223,520         52,351
 *Tai Wah Garments Manufacturing Berhad (Foreign)......       60,000          6,947
 *Wing Tiek Holdings Berhad............................       95,800         22,437
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $2,561,491)....................................                     404,487
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.............................          950            276
 *Exergy, Inc..........................................        7,260              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $4,302)........................................                         276
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.9%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $2,497,805) to be
   repurchased at $2,460,410
   (Cost $2,460,000)...................................   $    2,460      2,460,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $207,548,516)++................................                $131,229,965
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency or the Euro.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $208,499,453.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001


                                                               SHARES        VALUE+
                                                               ------        ------
UNITED KINGDOM -- (97.8%)
COMMON STOCKS -- (97.2%)
 600 Group P.L.C.......................................      100,910   $    85,625
 AEA Technology P.L.C..................................       36,737       124,952
 AIM Group P.L.C.......................................       32,063        50,298
 AIT Group P.L.C.......................................        6,891        67,071
 API Group P.L.C.......................................       51,500        47,739
 *ASW Holdings P.L.C...................................      849,314        37,850
 Abacus Polar P.L.C....................................       75,000       274,882
 Abbeycrest P.L.C......................................       42,590        50,716
 Abbot Group P.L.C.....................................       92,595       186,851
 Acal P.L.C............................................       13,671       100,893
 *Acatos & Hutcheson P.L.C.............................       39,436        35,150
 Adam & Harvey Group P.L.C.............................       10,500        22,087
 *Advanced Medical Solutions P.L.C.....................       24,258         3,546
 Advanced Power Components, Ltd........................        7,871         6,174
 *African Lakes Corp. P.L.C............................        7,760           941
 *Airflow Streamlines P.L.C............................       20,500        16,664
 Airsprung Furniture Group P.L.C.......................       58,000        59,968
 Alba P.L.C............................................      105,025       621,574
 Alexandra Workwear P.L.C..............................       86,243       112,537
 Alexon Group P.L.C....................................       86,632       192,115
 Allders P.L.C.........................................       16,000        37,649
 Allen P.L.C...........................................       50,000       200,368
 Alpha Airports Group P.L.C............................      392,541       299,496
 Alphameric P.L.C......................................      172,688       213,025
 Alumasc Group P.L.C...................................      100,245       162,974
 Alvis P.L.C...........................................      191,010       356,845
 Amberley Group P.L.C..................................      200,000        62,036
 Amey P.L.C............................................       32,837       179,589
 Amstrad P.L.C.........................................      149,652       112,045
 *Andrew Sykes Group P.L.C.............................      203,650       258,480
 *Anglesey Mining P.L.C................................       55,000         1,569
 Anglo Eastern Plantations P.L.C.......................       57,166        27,311
 *Anite Group P.L.C....................................      250,000       481,311
 *Antisoma P.L.C.......................................       70,000        42,926
 *Applied Optical Technologies P.L.C...................       21,300        23,086
 *Arena Leisure P.L.C..................................      180,335        97,084
 *Argonaut Games, Ltd..................................      100,000        93,410
 Armitage Brothers P.L.C...............................        4,000         8,357
 Armour Trust P.L.C....................................      198,500        46,709
 Ashtenne Holdings P.L.C...............................       50,000       151,524
 Aukett Associates P.L.C...............................      149,201        12,235
 Austin Reed Group P.L.C...............................       68,999       123,984
 *Autologic Holdings P.L.C.............................       17,489       114,106
 Avesco P.L.C..........................................       29,998       267,377
 Avon Rubber P.L.C.....................................       25,041        51,781
 *Axis-Shield P.L.C....................................       18,284        94,261
 Axon Group P.L.C......................................       19,756        56,630
 *Azlan Group P.L.C....................................      185,000       379,915
 *BNB Resources P.L.C..................................       49,000        29,699
 BPP Holdings P.L.C....................................       53,250       360,716
 BSS Group P.L.C.......................................       47,905       267,122
 *BWD Securities P.L.C.................................       10,951        73,792
 Babcock International Group P.L.C.....................      310,464       380,769
 Baggeridge Brick P.L.C................................       98,000       126,481
 Bailey (Ben) Construction P.L.C.......................       26,000        22,433
 *Bailey (C.H.) P.L.C..................................      109,500        13,664

                                                               SHARES        VALUE+
                                                               ------        ------

 *Bailey (C.H.) P.L.C. Class B.........................       10,000   $     2,710
 Barr (A.G.) P.L.C.....................................       43,000       276,871
 Beattie (James) P.L.C.................................      132,247       396,999
 Bellway P.L.C.........................................       93,000       545,764
 Bemrose Corp. P.L.C...................................       50,375        93,033
 Benchmark Group P.L.C.................................       21,513        82,069
 Berisford P.L.C.......................................       41,406        56,392
 Bespak P.L.C..........................................       55,918       398,725
 Bett Brothers P.L.C...................................       33,108       128,662
 *Biocompatibles International P.L.C...................       47,336        72,907
 *Bioglan Pharma P.L.C.................................       25,961         3,887
 *Biotrace International P.L.C.........................       50,000        88,062
 Birse Group P.L.C.....................................      421,901        67,688
 Black Arrow Group P.L.C...............................       56,500        36,259
 Blacks Leisure Group P.L.C............................       60,959       154,308
 *Blagden Industries P.L.C.............................      131,092             0
 Blick P.L.C...........................................       68,555       254,682
 Bloomsbury Publishing P.L.C...........................        5,307        62,325
 Body Shop International P.L.C.........................      194,000       284,964
 *Boosey & Hawkes P.L.C................................       35,500       100,747
 Boot (Henry) & Sons P.L.C.............................       47,000       159,859
 *Bradstock Group P.L.C................................      130,000         8,343
 Brake Brothers P.L.C..................................       25,261       191,832
 Brammer (H.) P.L.C....................................       86,623       352,071
 Brewin Dolphin Holdings P.L.C.........................       69,762       123,365
 Bristol Water Holdings P.L.C..........................       12,000       207,926
 *British Biotech P.L.C................................      198,000        49,415
 British Polythene Industries P.L.C....................       56,740       279,165
 Britt Allcroft Co. P.L.C..............................       25,000       187,176
 Brockhampton Holdings P.L.C...........................       12,000        52,195
 Brockhampton Holdings P.L.C. Series A Non-Voting......       48,000        85,909
 Brown & Jackson P.L.C.................................      296,819       175,668
 *Brunel Holding P.L.C.................................       11,935         6,936
 Budgens P.L.C.........................................      306,137       419,120
 Bulgin (A.F.) & Co. P.L.C.............................       36,000         5,904
 Bullough P.L.C........................................      256,000        62,064
 Bulmer (H.P.) Holdings P.L.C..........................       60,500       365,825
 *Burn Stewart Distillers P.L.C........................      142,500        49,789
 *Burnden Leisure P.L.C................................       33,000         3,412
 Burndene Investments P.L.C............................      175,001        87,349
 Burtonwood Brewery P.L.C..............................       38,000       117,868
 Business Post Group P.L.C.............................       25,000       129,241
 *CLS Holdings P.L.C...................................      102,907       332,403
 CML Microsystems P.L.C................................        3,361        16,656
 Cadcentre Group P.L.C.................................       10,000        61,180
 Caffyns P.L.C.........................................        6,000        32,087
 *Cairn Energy P.L.C...................................       60,206       225,812
 *Calluna P.L.C........................................       77,140             0
 Camellia P.L.C........................................        2,950       130,417
 *Cammell Laird Group P.L.C............................      256,158        21,918
 *Cape P.L.C...........................................      119,518        28,976
 Capital & Regional Properties P.L.C...................       25,260        86,456
 *Capital Bars P.L.C...................................       70,000        17,969
 Carclo Engineering Group P.L.C........................      100,463        78,799
 Care UK P.L.C.........................................       64,835       177,064
 *Carlisle Holdings, Ltd...............................        8,709        23,598
 Carpetright P.L.C.....................................       95,000       800,010

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Carr's Milling Industries P.L.C.......................       19,000   $    37,663
 Castings P.L.C........................................       79,000       163,360
 *Cedar Group P.L.C....................................       16,360         3,266
 *Cenes Pharmaceuticals P.L.C..........................      298,612        43,650
 Chamberlin & Hill P.L.C...............................       18,000        42,997
 Chapelthorpe P.L.C....................................      547,324        44,881
 Charles Taylor Group P.L.C............................       15,656        92,992
 Charter P.L.C.........................................       88,743       156,931
 Chemring Group P.L.C..................................       49,000       254,710
 Chime Communications P.L.C............................       71,838       133,183
 Chloride Group P.L.C..................................      485,500       526,205
 Christie Group P.L.C..................................       53,263        33,422
 Chrysalis Group P.L.C.................................      268,082       894,613
 Churchill China P.L.C.................................       30,000        66,314
 City Centre Restaurants P.L.C.........................      174,871       127,810
 Clarkson (Horace) P.L.C...............................       44,733       119,614
 *Clinical Computing P.L.C.............................       40,000        20,251
 Clinton Cards P.L.C...................................      124,460       283,989
 *Clubhaus P.L.C.......................................       31,694         1,695
 Clydeport P.L.C.......................................       12,500        64,799
 Coats Viyella P.L.C...................................      275,000       179,422
 Colefax & Fowler Group P.L.C..........................       60,000        59,896
 *Communisis P.L.C.....................................      237,134       475,140
 Compel Group P.L.C....................................        5,000         6,025
 Coral Products P.L.C..................................       50,000        28,879
 *Corporate Services Group P.L.C.......................       82,200        38,685
 Cosalt P.L.C..........................................       30,700        93,473
 Countryside Property P.L.C............................       69,086       156,653
 Countrywide Assured Group P.L.C.......................      133,374       210,177
 Courts P.L.C..........................................      110,722       347,383
 Cox Insurance Holdings P.L.C..........................       62,000       123,786
 *Cradley Group Holdings P.L.C.........................       80,000        13,691
 *Cranswick P.L.C......................................        9,290        95,721
 Crest Nicholson P.L.C.................................      267,250       657,444
 *Creston Land & Estates P.L.C.........................        5,000         5,669
 Croda International P.L.C.............................       59,635       208,787
 Cropper (James) P.L.C.................................       22,000        46,277
 *Crown Sports P.L.C...................................      250,000        64,175
 *Culver Holdings P.L.C................................          338           171
 *DCS Group P.L.C......................................       10,000         4,635
 DFS Furniture Co. P.L.C...............................       41,300       267,103
 DTZ Holdings P.L.C....................................       89,500       176,138
 Daejan Holdings P.L.C.................................       25,000       432,288
 Dairy Crest Group P.L.C...............................        5,000        27,025
 *Danka Business Systems P.L.C.........................       15,000         3,155
 Dart Group P.L.C......................................       74,000       305,515
 Davis Service Group P.L.C.............................       10,000        57,971
 *Dawson International P.L.C...........................      100,688        55,283
 Delta P.L.C...........................................      150,000       228,890
 Deltron Electronics P.L.C.............................        8,621        10,266
 Densitron International P.L.C.........................       74,175        29,883
 Derwent Valley Holdings P.L.C.........................       90,000       888,821
 Development Securities P.L.C..........................       50,000       247,073
 Devro P.L.C...........................................       80,143        68,004
 Dewhurst P.L.C........................................        9,000         9,755
 Dewhurst P.L.C. Class A Non-Voting....................       15,500        13,926
 Diagonal P.L.C........................................       34,200        39,506
 *Dialog Corp. P.L.C...................................      207,000         8,118
 Dicom Group P.L.C.....................................       30,000       197,872
 Diploma P.L.C.........................................       22,648       106,746
 Dixon Motors P.L.C....................................       55,408       144,602

                                                               SHARES        VALUE+
                                                               ------        ------

 Domestic & General Group P.L.C........................       17,223   $   157,810
 Domino Printing Sciences P.L.C........................      335,935       665,920
 Domnick Hunter Group P.L.C............................       30,000       127,922
 Dowding & Mills P.L.C.................................      336,440       172,728
 Druck Holdings P.L.C..................................        8,000        26,069
 EBC Group P.L.C.......................................       33,000        55,768
 East Surrey Holdings P.L.C............................       36,800       130,152
 Edinburgh Fund Managers Group P.L.C...................       61,000       441,487
 *Eidos P.L.C..........................................       55,300       186,315
 Eldridge Pope & Co. P.L.C.............................       25,000        89,666
 Eleco Holdings P.L.C..................................      104,685        29,858
 Electronic Data Processing P.L.C......................       55,200        41,329
 Electronics Boutique P.L.C............................      150,000       273,812
 *Emess P.L.C..........................................      288,250        28,775
 Ennstone P.L.C........................................      135,323        62,238
 Eurocopy P.L.C........................................       41,051        18,734
 Eurodis Electron P.L.C................................       87,500        94,212
 Euromoney Institutional Investors P.L.C...............       65,000       291,995
 European Colour P.L.C.................................       82,090        31,023
 European Motor Holdings P.L.C.........................      118,325       183,087
 *European Telecom P.L.C...............................        7,000           799
 *Europower P.L.C......................................      232,092        23,169
 *Evans of Leeds Contingent Units P.L.C................       80,000             0
 *Express Dairies P.L.C................................      722,000       149,299
 Expro International Group P.L.C.......................       50,000       279,873
 *Eyretel P.L.C........................................      134,000       177,721
 FCX International P.L.C...............................       68,275       173,314
 *FII Group P.L.C......................................       41,166         5,577
 Falcon Holdings P.L.C.................................        5,500        14,315
 Fenner P.L.C..........................................       92,146       145,208
 *Ferguson International Holdings P.L.C................       89,105        44,476
 Ferraris Group P.L.C..................................        9,600        30,462
 *Fibernet Group P.L.C.................................       45,339       268,332
 Filtronic P.L.C.......................................        4,138        21,539
 Financial Objects P.L.C...............................        7,000         7,537
 Fine Art Developments P.L.C...........................      142,288       620,928
 First Technology P.L.C................................      117,111       674,731
 *Firth (G.M.) Holdings P.L.C..........................      163,080        16,280
 Firth Rixson P.L.C....................................      216,888        75,780
 Fisher (Albert) Group P.L.C...........................       76,000        97,004
 Forminster P.L.C......................................       43,333        13,904
 Forth Ports P.L.C.....................................      130,952     1,291,386
 Fortress Holdings P.L.C...............................      120,728        40,030
 *Foster (John) & Son P.L.C............................       27,500         4,216
 Freeport Leisure P.L.C................................       12,300        80,601
 French Connection Group P.L.C.........................       25,000       254,025
 *Friendly Hotels P.L.C................................       51,533        13,228
 Friends, Ivory & Sime P.L.C...........................       60,039       220,905
 Fuller, Smith & Turner P.L.C. Series A................       20,000       127,636
 Fulmar P.L.C..........................................      107,500        77,420
 *Future Network P.L.C.................................      315,000       208,889
 GWR Group P.L.C.......................................       49,700       182,509
 Galliford P.L.C.......................................      467,870       218,519
 Games Workshop Group P.L.C............................       12,932       102,816
 *Gaming International P.L.C...........................       14,000        12,878
 Gardner Group P.L.C...................................       26,923        11,902

152
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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Garton Engineering P.L.C..............................       10,248   $     6,723
 Gaskell P.L.C.........................................       36,000        16,942
 *Gearhouse Group P.L.C................................       25,000        10,339
 Geest P.L.C...........................................       88,260       863,455
 Gibbs & Dandy P.L.C...................................        4,500        18,771
 *Gioma Restaurants P.L.C..............................      100,000        22,818
 Gleeson (M.J.) Group P.L.C............................       22,471       356,512
 Glenmorangie P.L.C....................................       20,000       226,038
 Glotel P.L.C..........................................       15,300         8,510
 Go-Ahead Group P.L.C..................................       20,000       175,411
 *Goldshield Group P.L.C...............................       14,400       123,010
 Gowrings P.L.C........................................        5,000         6,025
 Grainger Trust, Ltd...................................       22,000       252,563
 Grampian Holdings P.L.C...............................      200,324       229,975
 Grantchester Holdings P.L.C...........................       54,000       126,296
 Greene King P.L.C.....................................       23,039       229,664
 *Greenwich Resources P.L.C............................      219,332         7,820
 Greggs P.L.C..........................................       26,000     1,107,728
 Guiness Peat Group P.L.C..............................      138,374        94,721
 *Gyrus Group P.L.C....................................       30,072       105,070
 Haden Maclellan Holdings P.L.C........................      176,224        78,536
 Halstead (James) Group P.L.C..........................       73,594       234,570
 Hamley's P.L.C........................................       47,500        73,498
 Hampson Industries P.L.C..............................      105,886        33,599
 *Hampton Trust P.L.C..................................      232,050        25,647
 Hanover International P.L.C...........................       11,751        15,082
 Hardys & Hansons P.L.C................................       48,000       196,803
 *Hartstone Group P.L.C................................      240,263        18,845
 Harvey Nash Group P.L.C...............................      105,000       198,407
 Havelock Europa P.L.C.................................       27,660        12,425
 *Hawtin P.L.C.........................................      196,500        28,724
 Haynes Publishing Group P.L.C.........................       14,703        17,299
 Headlam Group P.L.C...................................      132,974       476,932
 Heath (Samuel) & Sons P.L.C...........................        7,500        29,413
 Helical Bar P.L.C.....................................       35,000       393,070
 *Helphire Group P.L.C.................................      134,600       206,350
 Henlys Group P.L.C....................................        8,303        14,091
 Heywood Williams Group P.L.C..........................      140,400       334,376
 Highbury House Communications P.L.C...................      439,166       178,495
 High-Point P.L.C......................................       57,510        34,856
 Hill & Smith Holdings P.L.C...........................       86,850        81,746
 Hiscox P.L.C..........................................       70,000       150,739
 Hit Entertainment P.L.C...............................      106,848       519,604
 Hitachi Credit (UK) P.L.C.............................       16,412        26,565
 Holidaybreak P.L.C....................................       92,974       576,770
 Holmes Place P.L.C....................................       56,067       183,502
 *Horace Small Apparel P.L.C...........................      137,500        23,040
 House of Fraser P.L.C.................................      200,000       244,577
 *Howard Holdings P.L.C................................       57,730        30,050
 Hughes (T.J.) P.L.C...................................       11,625        22,464
 Hunting P.L.C.........................................      223,174       587,208
 Huntleigh Technology P.L.C............................       24,925       129,742
 *Huntsworth P.L.C.....................................       90,000        31,446
 IAF Group P.L.C.......................................       30,000         1,497
 IMS Group P.L.C.......................................       75,000        29,681
 *IQE P.L.C............................................       32,400        83,170
 *ISA International P.L.C..............................       95,214        10,523
 *Ids Group P.L.C......................................       23,000        18,860
 *Imagination Technologies Group P.L.C.................      189,698       179,902

                                                               SHARES        VALUE+
                                                               ------        ------

 Incepta Group P.L.C...................................      351,000   $   245,276
 *Industrial & Commercial Holdings P.L.C...............        5,000           107
 Informa Group P.L.C...................................       37,229       116,007
 *Intec Telecom Systems P.L.C..........................      100,000       104,819
 Intelek P.L.C.........................................       99,880        28,488
 *Interx P.L.C.........................................       20,000        34,084
 *Irevolution Group P.L.C..............................        5,000         1,462
 Isotron P.L.C.........................................       30,500       139,188
 Ite Group P.L.C.......................................      234,741        60,258
 Itnet P.L.C...........................................       35,754       133,591
 J.& J. Dyson P.L.C....................................       28,500        65,234
 *JKX Oil and Gas P.L.C................................      220,533        56,611
 *Jacobs (John I.) P.L.C...............................      116,000        36,394
 Jardine Lloyd Thompson Group P.L.C....................        3,520        31,801
 Jarvis Hotels P.L.C...................................      215,318       267,148
 Jarvis P.L.C..........................................      289,379     2,166,597
 *Jarvis Porter Group P.L.C............................       99,894        24,930
 John David Sports P.L.C...............................      114,500       443,330
 Johnson Group Cleaners P.L.C..........................      110,535       506,007
 Johnston Group P.L.C..................................       26,000        88,989
 Joseph (Leopold) Holdings P.L.C.......................       14,000       158,726
 Jourdan (Thomas) P.L.C................................       40,000        11,979
 *K S Biomedix Holdings P.L.C..........................       94,500       215,627
 *KBC Advanced Technologies............................       25,000        43,674
 *Kalamazoo Computer Group P.L.C.......................       56,120         8,203
 Keller Group P.L.C....................................      110,000       448,653
 *Kewill Systems P.L.C.................................       10,000         8,557
 Kier Group P.L.C......................................       10,839        75,356
 Kleeneze P.L.C........................................       84,300       222,408
 *Knowledge Support Systems Group P.L.C................       25,000         8,378
 Kunick P.L.C..........................................      420,000        82,358
 Laing (John) P.L.C....................................      175,961       302,382
 Laird Group P.L.C.....................................        6,000        13,263
 Lambert Howarth Group P.L.C...........................       25,200        42,047
 *Lamont Holdings P.L.C................................       72,231         8,756
 *Laura Ashley Holdings P.L.C..........................      249,150        94,158
 Lavendon Group P.L.C..................................       20,092        65,330
 Le Riche Group, Ltd...................................        6,900        54,613
 Leeds Group P.L.C.....................................       86,938        52,073
 *Leeds Sporting P.L.C.................................       66,000         9,648
 Leicester City P.L.C..................................      100,000        50,627
 Lincat Group P.L.C....................................        4,000        19,110
 Linton Park P.L.C.....................................       39,000       186,321
 Linx Printing Technologies P.L.C......................       27,000        88,946
 Litho Supplies P.L.C..................................       20,000         6,988
 Locker (Thomas) Holdings P.L.C........................      176,168        10,677
 London Bridge Software Holdings P.L.C.................       57,269       162,935
 *London Clubs International P.L.C.....................      144,646        48,992
 *London Forfeiting Co. P.L.C..........................       12,000         2,439
 London Scottish Bank P.L.C............................      263,000       466,957
 Lookers P.L.C.........................................       53,160        86,046
 *Lorien P.L.C.........................................       60,000        47,489
 Low & Bonar P.L.C.....................................       65,000        64,888
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985        10,781
 Luminar P.L.C.........................................        2,958        37,692
 Lynx Holdings P.L.C...................................      100,000       147,602
 *M.L. Laboratories P.L.C..............................       51,042        29,844

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

                                                               SHARES        VALUE+
                                                               ------        ------
 *MDIS Group P.L.C.....................................      342,029   $   190,230
 MFI Furniture Group P.L.C.............................      111,936       226,678
 MMT Computing P.L.C...................................        3,000         6,204
 MS International P.L.C................................       71,500        44,355
 MSB International P.L.C...............................       16,000        18,254
 MacDonald Hotels P.L.C................................       15,500        40,230
 MacFarlane Group Clansman P.L.C.......................      228,287       247,427
 Macro 4 P.L.C.........................................       42,500       157,585
 Maiden Group P.L.C....................................       16,800        76,068
 Mallett P.L.C.........................................       24,837        57,912
 Manganese Bronze Holdings P.L.C.......................       32,184        38,554
 Marshalls P.L.C.......................................      225,800       776,055
 *Martin International Holdings P.L.C..................      135,800        21,303
 Marylebone Warwick Balfour Group P.L.C................       73,345        91,000
 Mayflower Corp. P.L.C.................................      403,800       532,672
 McAlpine (Alfred) P.L.C...............................      196,111     1,166,245
 *McBride P.L.C........................................       10,000         5,918
 McCarthy & Stone P.L.C................................      194,968       738,210
 McKay Securities P.L.C................................       68,500       169,489
 McLeod Russel Holdings P.L.C..........................       74,524        46,231
 *Medical Solutions P.L.C..............................       26,658         5,227
 *Medisys P.L.C........................................      150,134       157,369
 Mentmore Abbey P.L.C..................................      236,561       399,773
 Menzies (John) P.L.C..................................       57,314       289,754
 *Merant P.L.C.........................................      172,500       227,553
 Merchant Retail Group P.L.C...........................      185,666       282,652
 Merrydown P.L.C.......................................       59,927        35,467
 Metal Bulletin P.L.C..................................       95,500       258,767
 Metalrax Group P.L.C..................................      358,740       340,215
 Mice Group P.L.C......................................       39,909        53,215
 Microgen Holdings P.L.C...............................       45,816        70,239
 Mitie Group P.L.C.....................................      500,000     1,058,884
 Molins P.L.C..........................................       68,000       140,614
 Monsoon P.L.C.........................................       71,000        85,053
 *Morse P.L.C..........................................       36,866       101,207
 *Moss Brothers Group P.L.C............................      163,400        65,830
 Mowlem (John) & Co. P.L.C.............................      309,656       876,581
 Mtl Instruments Group P.L.C...........................        4,348        13,176
 Mucklow (A & J) Group P.L.C...........................      175,000       514,111
 *NHP P.L.C............................................      125,000        82,447
 *NXT P.L.C............................................       22,446        54,418
 Nestor Healthcare Group P.L.C.........................      180,200     1,445,537
 *New Look Group P.L.C.................................       85,145       165,139
 Newcastle United P.L.C................................       48,923        21,977
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550       110,567
 Nord Anglia Education P.L.C...........................        5,000        18,896
 Northamber P.L.C......................................       75,888        91,991
 Northgate P.L.C.......................................      118,200       816,701
 *OEM P.L.C............................................       12,000         5,391
 Ocean Wilson Holdings, Ltd............................       84,250        96,120
 Ockham Holdings P.L.C.................................      124,269        77,091
 *Orbis P.L.C..........................................      142,859        31,069
 Osborne & Little P.L.C................................       11,200        52,709
 Owen (H.R.) P.L.C.....................................       30,000        64,389
 Oxford Instruments P.L.C..............................       43,051       124,939
 *Oxford Molecular Group P.L.C.........................       41,440        10,342
 *PPL Therapeutics P.L.C...............................       43,529        31,970
 PSD Group P.L.C.......................................       43,500       288,466
 *Paladin Resources P.L.C..............................       74,000        42,740
 Paragon Group of Companies P.L.C......................       47,000       178,292

                                                               SHARES        VALUE+
                                                               ------        ------

 Parity Group P.L.C....................................      128,750   $   108,331
 *Park Food Group P.L.C................................      291,600        95,646
 *Partners Holdings P.L.C..............................       40,000         7,131
 Partridge Fine Arts P.L.C.............................       58,000        42,598
 Paterson Zochonis P.L.C...............................       22,000       202,364
 Paterson Zochonis P.L.C. Non-Voting...................       27,000       200,225
 Pendragon P.L.C.......................................       95,750       296,313
 *Peptide Therapeutics Group P.L.C.....................       35,000       157,478
 Perry Group P.L.C.....................................       47,666        53,362
 Peterhouse Group P.L.C................................       85,427       456,855
 *Pharmagene P.L.C.....................................      160,000       207,641
 Photo-Me International P.L.C..........................      142,620        99,662
 Photo-Scan P.L.C......................................       40,777        63,968
 *Phytopharm P.L.C.....................................       12,600        76,997
 *Pic International Group P.L.C........................      342,975       229,886
 Pittards P.L.C........................................       60,985        45,660
 Planit Holdings P.L.C.................................      235,000       145,784
 *Plantation & General Investment P.L.C................       70,623        16,618
 *Plasmon P.L.C........................................      100,000       111,236
 Portmeirion Potteries (Holdings) P.L.C................       22,856        51,337
 Porvair P.L.C.........................................       50,000       147,958
 *Powderject Pharmaceuticals P.L.C.....................       44,500       344,280
 Precoat International P.L.C...........................       25,000        18,005
 *Premier Consolidated Oilfields P.L.C.................      152,488        36,425
 Pressac Holdings P.L.C................................       78,129        37,883
 *Princedale Group P.L.C...............................      250,000        70,414
 *Probus Estates P.L.C.................................       83,333         3,565
 *Property Partnerships P.L.C..........................       10,000        11,409
 #*Protherics P.L.C....................................      482,694       203,070
 *Proudfoot P.L.C......................................      236,420       211,568
 *Provalis P.L.C.......................................      104,615        30,211
 Prowting P.L.C........................................      157,630       292,236
 Psion P.L.C...........................................      165,200       221,457
 QS Holdings P.L.C.....................................       95,775        34,146
 *QSP Group P.L.C......................................       31,250         3,120
 *Queens Moat Houses P.L.C.............................      159,000        20,408
 Quick Group P.L.C.....................................       82,344        85,138
 Quintain Estates & Development P.L.C..................      108,350       283,542
 *Qxl.com P.L.C........................................      130,000         5,562
 RJB Mining P.L.C......................................       16,000        19,623
 *RMS Communications P.L.C.............................       15,000             0
 *RPC Group P.L.C......................................       43,400        96,553
 RPS Group P.L.C.......................................       92,594       199,394
 *Radamec Group P.L.C..................................       35,000        16,472
 *Radstone Technology P.L.C............................        5,000        13,833
 Ransom (William) & Son P.L.C..........................       30,000        22,461
 *Recognition Systems Group P.L.C......................       90,342         6,764
 Redrow Group P.L.C....................................       91,137       304,132
 *Redstone Telecom P.L.C...............................      148,707         2,227
 *Reece P.L.C..........................................      283,750         3,035
 Reed Executive P.L.C..................................      116,500       199,370
 *Reed Health Group P.L.C..............................      116,500       276,625
 Reg Vardy P.L.C.......................................      103,597       452,824
 Regent Inns P.L.C.....................................       93,909       207,582
 Reliance Security Group P.L.C.........................        9,000        84,069
 Renishaw P.L.C........................................      146,806       938,984
 Renold P.L.C..........................................      144,000       136,564
 Ricardo Group P.L.C...................................       84,709       567,779

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Richmond Oil & Gas P.L.C.............................      220,000   $         0
 *Rodime P.L.C.........................................      435,000        83,748
 *Rolfe & Nolan P.L.C..................................       24,000        33,029
 Roseby's P.L.C........................................       33,500       179,871
 Rotork P.L.C..........................................      171,135       806,607
 Rowe Evans Investments P.L.C..........................       86,917        79,950
 Roxboro Group P.L.C...................................       17,586        51,538
 *Roxspur P.L.C........................................       45,958         5,899
 *Royal Doulton P.L.C..................................       60,000        15,402
 Royalblue Group P.L.C.................................       11,800       122,003
 Rutland Trust P.L.C...................................      174,255        79,522
 S & U P.L.C...........................................       21,140       135,665
 *SCS Upholstery P.L.C.................................       29,000        76,097
 SFI Group P.L.C.......................................       26,713        88,191
 SIG P.L.C.............................................      103,200       379,709
 Safeland P.L.C........................................       25,000        15,687
 Salvesen (Christian) P.L.C............................      133,157       191,795
 *Sanctuary Group P.L.C................................      270,000       257,983
 Sanderson Bramall Motor Group P.L.C...................       68,166       225,046
 Saville (J.) Gordon Group P.L.C.......................      391,413       500,981
 Savills P.L.C.........................................      104,000       222,473
 Scapa Group P.L.C.....................................       44,337        50,583
 *Scipher P.L.C........................................       28,803        60,587
 Scottish Radio Holdings P.L.C.........................       13,100       161,599
 Secure Trust Group P.L.C..............................       27,118       140,190
 Senior Engineering Group P.L.C........................      122,900        63,097
 *Servicepower Technologies P.L.C......................      150,000        53,479
 Severfield-Rowan P.L.C................................       20,000        66,599
 Shaftesbury P.L.C.....................................      137,500       568,660
 Shanks & McEwan Group P.L.C...........................       92,900       224,562
 Sherwood International, Ltd...........................       16,674        35,074
 Shiloh P.L.C..........................................       14,500        51,696
 *ShopRite Group P.L.C.................................      204,780        36,505
 Silentnight Holdings P.L.C............................       84,300       203,173
 Simon Engineering P.L.C...............................      348,089       282,955
 Sinclair (William) Holdings P.L.C.....................       53,000        38,926
 Sindall (William) P.L.C...............................       66,000       414,141
 Sirdar P.L.C..........................................       41,600        45,978
 Skillsgroup P.L.C.....................................       79,475        52,703
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500       103,482
 *Soco International P.L.C.............................       59,000       118,638
 South Staff Water Holdings P.L.C......................      108,000       854,808
 Southampton Leisure Holdings P.L.C....................       19,615        10,909
 Spirax-Sarco Engineering P.L.C........................       55,100       305,277
 *Sportsworld Media Group P.L.C........................       26,049       101,230
 Spring Group P.L.C....................................      169,495       195,791
 Springwood P.L.C......................................       37,500        78,079
 St. Modwen Properties P.L.C...........................       50,000        76,653
 *Staffware P.L.C......................................       12,000        83,684
 Stanley (Charles) Group P.L.C.........................       76,800       320,360
 Stanley Leisure Organisation P.L.C....................      221,258       853,529
 Sterling Publishing Group P.L.C.......................       75,298        22,013
 Stirling Group P.L.C..................................      193,011        78,447
 *Stratagem Group P.L.C................................       70,315        19,053
 *Stylo P.L.C..........................................      127,367        50,859
 *Superscape P.L.C.....................................       14,621         5,421
 Swallowfield P.L.C....................................       15,000        18,825
 Syltone P.L.C.........................................       50,400        61,094
 *Synstar P.L.C........................................      143,000       114,203
 T & S Stores P.L.C....................................      138,335       621,433

                                                               SHARES        VALUE+
                                                               ------        ------

 TGI Group P.L.C.......................................       59,560   $    42,894
 *Tadpole Technology P.L.C.............................      109,090        16,724
 *Tandem Group P.L.C...................................      327,365             0
 *Tarsus Group P.L.C...................................       34,000        64,731
 Tay Homes P.L.C.......................................       52,629        81,059
 *Teamtalk.com Group P.L.C.............................      375,000        57,490
 Ted Baker P.L.C.......................................       16,500        73,181
 Telemetrix P.L.C......................................      165,708       322,573
 *Telme.com P.L.C......................................      250,000        23,174
 *Telspec P.L.C........................................       25,000        15,152
 *Ten Alps Communications P.L.C........................        2,352           755
 Tex Holdings P.L.C....................................       14,000        14,874
 *The Innovation Group P.L.C...........................       30,000       127,280
 *The Television Corp. P.L.C...........................       14,000        54,406
 Thorntons P.L.C.......................................      158,000       224,198
 Thorpe (F.W.) P.L.C...................................       24,000        40,901
 Tibbett & Britten Group P.L.C.........................       86,123       773,769
 Tilbury Douglas P.L.C.................................      142,194     1,018,988
 Tinsley (Eliza) Group P.L.C...........................       19,844         9,480
 Topps Tiles P.L.C.....................................       39,690       144,335
 Tops Estates P.L.C....................................       30,088        75,519
 Torex P.L.C...........................................       58,333       605,200
 *Torotrak P.L.C.......................................       39,193        64,557
 *Tottenham Hotspur P.L.C..............................      150,000       100,540
 Town Centre Securities (New) P.L.C....................      142,137       237,162
 *Trace Computers P.L.C................................       33,552        46,174
 Transport Development Group P.L.C.....................       19,782        55,012
 Triad Group P.L.C.....................................        9,412        12,282
 Trifast P.L.C.........................................       28,388        40,484
 Ulster Television, Ltd................................      115,602       482,218
 *Ultima Networks P.L.C................................      100,000         3,209
 Ultra Electronics Holdings P.L.C......................       32,680       185,255
 *Ultraframe P.L.C.....................................       37,200       120,691
 Umeco P.L.C...........................................        6,250        18,940
 Unite Group P.L.C.....................................       28,051       141,013
 *United Overseas Group P.L.C..........................      174,281         6,214
 Universal Salvage P.L.C...............................       10,755        72,624
 *Vanguard Medica Group P.L.C..........................       13,172        44,614
 *Vega Group P.L.C.....................................       10,000        25,670
 *Vert (Jacques) P.L.C.................................       45,000         6,578
 Vibroplant P.L.C......................................       83,100       100,733
 Victoria Carpet Holdings P.L.C........................       12,000        21,135
 Victrex P.L.C.........................................       35,948       148,670
 *Viglen Technology P.L.C..............................       13,791        13,177
 Vitec Group P.L.C.....................................       15,242        77,165
 *Vocalis Group P.L.C..................................        8,000           970
 Volex Group P.L.C.....................................       58,801       341,715
 Vosper Thornycroft Holdings P.L.C.....................       20,000       459,206
 Wagon Industrial Holdings P.L.C.......................       47,292       154,445
 Walker Greenbank P.L.C................................       53,105        12,685
 Warner Estate Holdings P.L.C..........................       70,000       316,952
 *Waterdorm P.L.C......................................      105,000             0
 Waterman Partnership Holdings P.L.C...................       65,000       115,408
 *Waverly Mining Finance P.L.C.........................       42,500         2,273
 Weir Group P.L.C......................................       35,236       125,877
 Wellington Holdings P.L.C.............................        9,000        11,744
 Wembley P.L.C.........................................        6,053        63,792
 Westbury P.L.C........................................      202,522       690,275
 Whatman P.L.C.........................................      241,935       401,954
 White Young Green P.L.C...............................        9,000        23,680

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED


                                                               SHARES        VALUE+
                                                               ------        ------
 *Whittard of Chelsea P.L.C............................      30,000    $    11,979
 *Wiggins Group P.L.C..................................   1,148,266        255,867
 Wilmington Group P.L.C................................      28,692         60,354
 Wilshaw P.L.C.........................................     198,409         62,249
 Wilson (Connolly) Holdings P.L.C......................      51,000        107,279
 Wintrust P.L.C........................................      22,500        184,502
 Wolverhampton & Dudley Breweries P.L.C................      93,071        673,600
 Worthington Group P.L.C...............................     102,653          8,052
 Wyevale Garden Centres P.L.C..........................      36,271        241,303
 Wyndeham Press Group P.L.C............................      63,066         78,696
 *XAAR P.L.C...........................................      18,405         25,329
 *Xenova Group P.L.C...................................     145,714         72,731
 *YJL P.L.C............................................      35,932         13,195
 Yates Brothers Wine Lodges P.L.C......................      23,113         45,322
 Yorklyde P.L.C........................................      25,555         20,044
 Yorkshire Group P.L.C.................................      82,504         44,711
 Young & Co's Brewery P.L.C............................      10,000         79,862
 Young & Co's Brewery P.L.C. Class A...................       5,234         50,010
 Yule Catto & Co. P.L.C................................      53,557        180,252
 *Zetters Group P.L.C..................................      29,000         61,415
 Zotefoams P.L.C.......................................      12,000         13,776
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $88,371,964)...................................                 93,830,197
                                                                       -----------
RIGHTS/WARRANTS -- (0.4%)
 *Audemars Piguet Holdings SA Letter of Entitlement....      90,242              0
 *Creston P.L.C. Warrants 03/31/04.....................       1,000              0
 *Vocalis Rights 12/19/01..............................       8,000            399
 WSP Group P.L.C. 06/21/01.............................      75,000        330,500
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $174,218)......................................                    330,899
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.2%)
 *British Pound Sterling
   (Cost $190,037).....................................                    174,922
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $88,736,219)...................................                 94,336,018
                                                                       -----------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   5.875%, 11/15/04, valued at $2,189,220) to be
   repurchased at $2,155,359
   (Cost $2,155,000)...................................   $   2,155      2,155,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $90,891,219)++.................................                $96,491,018
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $90,925,216.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
FRANCE -- (15.8%)
COMMON STOCKS -- (15.7%)
 *Agricole de la Crau..................................          449   $     22,112
 Apem SA...............................................        1,000         35,834
 Assystem SA...........................................        2,657         82,887
 *Aurea................................................          600          5,367
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,367        256,661
 Bains de Mer et du Cercle des Etrangers a Monaco......        4,615        619,840
 *Berger Levrault SA...................................          476         52,637
 Boiron SA.............................................        3,800        239,877
 Brioche Pasquier SA...................................        5,200        322,201
 Burelle SA............................................        4,030        180,603
 CEGID SA..............................................        4,500        349,340
 *COM 1 SA.............................................          450          2,692
 *CS Communication et Systemes.........................       23,633        180,715
 Carbone Lorraine......................................       33,245      1,011,799
 Cegedim SA............................................        6,400        276,041
 Change de la Bourse SA................................          614         12,920
 Christian Dalloz SA...................................        2,022        147,012
 Cie Francaise des Ferrailles..........................       10,576        377,843
 Cie Industrielle et Financiere d'Ingenierie SA
   Ingenico............................................       56,200      1,318,422
 Compagnie Financiere Saint-Honore.....................        1,188        143,604
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................        2,992      1,119,837
 *Consortium International de Diffusion et de
   Representation Sante Cider Sante....................          600         12,088
 Continentale d'Entreprises SA.........................       20,087        854,150
 Costimex SA...........................................          700         13,914
 Credit Foncier et Communal d'Alsace et de Lorraine....          840        180,061
 Cristalleries de Baccarat.............................        1,567        148,026
 *#Damart SA...........................................       22,900      1,648,574
 Deveaux SA............................................        1,040         63,695
 Didot-Bottin..........................................        1,620         87,178
 Docks des Petroles d'Ambes............................          100          8,954
 Docks Lyonnais........................................        1,147         22,009
 Dynaction SA..........................................       10,660        233,947
 Electricite de Strasbourg.............................       23,784        724,283
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................       29,814              0
 *Expand SA............................................        2,060        101,449
 Explosifs et de Produits Chimiques....................          524        104,160
 Fimalac SA............................................      104,100      3,592,355
 Financiere et Immobiliere de l'Etang de Berre et de la
   Mediterranee SA.....................................        4,000         11,103
 Fininfo SA............................................        9,760        278,777
 Fonciere Lyonnaise SA.................................        2,896         69,235
 Fonderies Franco Belge................................          492         34,362
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        4,250        220,716
 *Fromagerie F. Paul Renard............................          200         14,147
 *GCI (Groupe Chatellier Industrie SA).................        7,258          1,170
                                                            SHARES           VALUE+
                                                            ------           ------

 GFI Industries SA.....................................        6,845   $    118,290
 Gantois Series A......................................          647         56,194
 Gascogne SA...........................................        6,472        400,436
 *#Gaumont.............................................       14,607        492,036
 *Generale de Geophysique SA...........................       17,278        547,663
 Gevelot...............................................        3,584        104,296
 Grands Moulins de Strasbourg..........................          110         14,390
 Groupe Guillin SA.....................................        1,200         29,011
 Groupe Norbert Dentressangle SA.......................        6,320        123,365
 Groupe Zannier SA.....................................        4,100        298,280
 Guitel-Etienne-Mobilor SA.............................          240         10,661
 Guyenne et Gascogne SA................................       26,000      2,009,097
 Hoteliere Lutetia Concorde............................        2,505        201,868
 Hotels et Casinos de Deauville........................        2,055        326,608
 IMS International Metal Service SA....................       12,630         83,686
 Immobanque............................................        1,098        118,961
 Immobiliere Marseillaise..............................          656      1,762,146
 Industrielle et Financiere d'Entreprise SA............          300         14,962
 *Informatique et Realite SA...........................        2,643         25,559
 *Lectra Systemes SA...................................       19,192         73,034
 Legris Industries SA..................................        9,350        168,695
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        1,600        180,513
 MRM...................................................        1,424         34,414
 Manitou SA............................................       11,092        645,565
 Matussiere et Forest SA...............................       13,600         94,253
 *Metaleurop SA........................................       35,749        102,431
 *Montupet SA..........................................       32,450        305,376
 *NAF NAF SA...........................................        4,200         46,820
 Nord-Est SA...........................................        2,707         64,838
 PSB Industries SA.....................................        1,240         86,936
 Parc Asterix SA.......................................          822         13,616
 Parisienne de Chauffage Urbain........................          200         12,894
 *Pier Import Europe SA................................       12,100         54,172
 Pinguely-Haulotte SA..................................       25,000        242,429
 Plastic Omnium........................................        5,141        294,608
 Radiall SA............................................        1,340         81,049
 Robertet SA...........................................        1,076         62,142
 Rochette..............................................       84,470        480,278
 Rougier SA............................................        2,040        105,944
 SDR de Bretagne SA....................................          714          8,298
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,064        425,243
 SOGEPAG (Societe Exploitation de Parces et Gauges)....          379         13,676
 SR Teleperformance....................................       90,928      1,791,171
 *Sabate SA............................................        2,400         38,681
 Sabeton...............................................       13,500        129,340
 Samse SA..............................................        4,400        315,181
 Sechilienne...........................................        2,200        141,437
 Securidev SA..........................................        1,500         12,840
 Selectibanque SA......................................        7,100        102,671
 Sidergie SA...........................................        4,000         97,061
 #Skis Rossignol SA....................................       41,668        548,450
 Smoby SA..............................................          500         13,207
 Societe Financiere Interbail SA.......................       17,550        477,713

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Societe Francais des Papiers Peints...................          400   $      8,596
 Sopra SA..............................................        6,900        238,172
 Sucriere de Pithiviers-le-Vieil.......................        1,825        606,253
 Taittinger SA.........................................       12,700      1,489,676
 Touax (Touage Investissement SA)......................       10,378        183,061
 *Trouvay et Cauvin SA.................................        1,500         11,739
 Unilog SA.............................................        6,320        390,466
 Union Generale du Nord SA.............................          994         58,608
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       31,700      1,443,335
 *Valtech, La Defense..................................       20,000         40,293
 Vermandoise de Sucreries..............................          323        219,803
 *Viel et Cie..........................................       42,228        127,423
 Vilmorin et Cie SA....................................        2,349        150,280
 Virbac SA.............................................        1,713        138,811
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $29,900,178)...................................                  34,291,598
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Simco SA CVG Warrants 10/31/03
   (Cost $86,256)......................................       19,695        121,681
                                                                       ------------
TOTAL -- FRANCE
  (Cost $29,986,434)...................................                  34,413,279
                                                                       ------------
GERMANY -- (14.5%)
COMMON STOCKS -- (14.5%)
 Aachener Strassenbahn-Und Energie Versorguns AG.......        3,220         46,131
 *Acg AG Fuer Chipkarten und Informationssysteme.......        1,400          7,835
 *Adva AG Optical Networking...........................        3,500         19,430
 *Agrob AG.............................................        5,800         67,513
 Aigner (Etienne) AG...................................          600         85,958
 Alsen AG, Hamburg.....................................       16,400        367,114
 *Alte Leipziger Versicherungs AG Series C.............        1,043        452,942
 Amira Verwaltungs AG..................................          200         92,226
 Andreae-Noris Zahn AG, Anzag..........................       27,200        657,581
 Anterra Vermoegensverwaltungs AG......................        1,350        112,417
 *Articon Integralis AG................................        2,100         21,605
 BUS (Berzelius Umwelt Service) AG.....................        5,400         32,831
 Baader Wertpapier Handelsbank AG......................        7,900         32,539
 *Babcock Borsig AG....................................       37,480        263,443
 *Balda AG.............................................        3,600         32,557
 Bayerische Handelsbank AG.............................       99,086      1,818,792
 #Beate Uhse AG........................................       16,800        138,393
 *Bechtle AG...........................................        2,200         16,547
 Berliner Elektro Holding AG...........................       11,061         67,347
 Berliner Kindl-Brauerei AG............................          790        141,473
 *Bertrandt AG.........................................        3,100         44,273
 Beru AG...............................................          600         26,352
 Bilfinger & Berger Bau AG, Mannheim...................       14,400        312,029
 *Biodata Information Technology AG....................        1,000            600
 Blaue Quellen Mineral und Heilbrunnen AG..............          267        182,890
 *Bochum-Gelsenkirchener Strassenbahnen AG.............          192         27,507
 Boewe Systec AG.......................................        3,000         51,844
 *Brau und Brunnen AG..................................        4,995         86,767
 Bremer Energiekonto AG................................        1,200         15,902
                                                            SHARES           VALUE+
                                                            ------           ------

 *Bremer Woll-Kaemmerei AG.............................       19,960   $     33,957
 Brillant AG...........................................        1,310         45,511
 *#Brokat AG...........................................        4,900          1,536
 Buckau (Walther) AG...................................        7,800              0
 Ce Consumer Electrnic AG..............................        2,700         19,099
 Ceag AG...............................................       20,670        145,287
 Cewe Color Holding AG.................................        1,900         20,755
 *Ceyoniq AG...........................................        2,900         14,282
 *Computerlinks AG.....................................          600         10,020
 *Comroad AG...........................................        2,200         19,502
 *Concordia Bau und Boden AG...........................      102,602        459,349
 *DAS Werk AG..........................................        1,200          3,438
 Data Modul AG.........................................        2,400         46,095
 Deutsche Steinzeug Cremer & Breuer AG.................       87,200         89,010
 Deutsche Verkehrs-Bank AG.............................        7,124        574,094
 *Dierig Holding AG....................................       10,500         84,427
 Dis Deutscher Industrie Service AG....................        1,400         35,162
 Doag-Holding AG.......................................        7,500         28,541
 Dom-Braugerei AG......................................        1,100         44,322
 Duerr Beteiligungs AG.................................       14,750        322,254
 *Dyckerhoff AG DM50...................................       12,750        296,825
 *Dyckerhoff and Widmann AG............................       49,190         84,566
 *Elmos Semiconductor AG...............................        2,100         28,393
 ElreingKlinger AG.....................................        1,500         30,891
 *#Em TV & Merchandising AG............................       16,600         28,984
 Erlus Baustoffwerke AG................................          297         83,769
 *Erste Kulmbacher Actien Brauerei AG..................          432              0
 Escada AG.............................................       10,260        188,329
 Eurobike AG...........................................        1,700          5,449
 *Evotec Biosystems AG.................................        3,800         40,558
 #Fag Kugelfischer Georg Schaefer AG...................       24,300        257,835
 Feilmann AG...........................................        2,300         76,816
 Fja AG................................................          800         35,100
 Forst Ebnath AG.......................................           13          6,169
 *Freenet.De AG........................................        1,900         24,838
 Fuchs Petrolub AG Oel & Chemie........................        2,231        121,656
 *GFK AG...............................................        2,600         51,124
 *GPC Biotech AG.......................................        1,900         22,967
 *Gft Technologies AG..................................        2,100         11,752
 Gilde Brauerei AG.....................................        1,200        333,089
 Goldschmidt (T.H.) AG.................................       83,200      2,011,425
 *Gontard & Metallbank AG..............................        3,700          6,759
 *Grenkeleasing AG.....................................          800         13,753
 Gwag Bayerische Wohnungs-Aktiengesellschaft AG........        2,665         77,553
 *Hagen Batterie AG....................................          104         56,990
 Hamborner AG..........................................       21,000        428,717
 Hasen-Braeu AG........................................        1,000         36,711
 *Herlitz AG...........................................        3,462          6,510
 Holsten-Brauerei AG...................................       38,462        588,904
 *Holzmann (Philipp) AG................................        2,200         16,941
 *Hucke AG.............................................        8,300         14,864
 IFA Hotel & Touristik AG..............................        7,000         62,051
 *Intershop Communications AG..........................        5,200         11,081
 Iwka AG...............................................       26,613        300,249
 *Ixos Software AG.....................................        6,100         21,848
 *Jumptec Industrielle Computertechnik AG..............        2,000         15,043
 K & S Aktiengesellschaft AG...........................      129,500      2,406,050
 KSB AG................................................        2,387        183,916
 KWS Kleinwanzlebener Saatzucht AG.....................        1,650        746,092

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Kampa-Haus AG.........................................        8,375   $     41,694
 Kamps AG, Duesseldorf.................................        8,200         65,713
 *Kaufring AG..........................................        2,203          6,293
 Keramag Keramische Werke AG...........................       13,000        449,311
 *#Kloeckner Humboldt-Deutz AG.........................       25,650         45,704
 *Kloeckner-Werke AG...................................        4,500         70,714
 *Km Europa AG (New)...................................        1,338         24,967
 Kolbenschmidt Pierburg AG, Duesseldorf................       28,473        314,860
 *Kontron Embedded Computers AG........................        2,600         33,524
 Kraftuebertragungswerke Rheinfelden AG................        4,684      1,174,754
 Kromschroeder (G.) AG.................................       26,520        161,710
 Krones AG.............................................          700         24,319
 Kupferberg (Christian Adalbert) & Cie KG A.A..........          151         70,983
 LPKF Laser & Electronics AG...........................        2,200         11,918
 Lehnkering AG.........................................       15,300        143,846
 Leifheit AG...........................................       12,500        307,794
 Leoni AG..............................................       25,000        565,221
 *Loewe AG.............................................          700         20,057
 MG Vermoegensverwaltungs AG...........................        3,141        112,498
 *MLF Holding fuer Umwelttechnologie AG................          165              0
 *MLF Holding fuer Umwelttechnologie AG Em 95..........           33              0
 MVV Energie AG........................................       20,200        274,923
 *MWG Biotech AG.......................................        6,600         11,997
 *Maihak (H.) AG.......................................          143          7,247
 Mannheimer Aktiengesellschaft Holding AG..............       35,580      1,608,845
 Markt und Kuehlhallen AG..............................       14,000        231,908
 *Maternus-Kliniken AG, Bad Oyenhausen.................        2,400          6,447
 *Maxdata AG...........................................       11,500         82,377
 Mensch und Maschine Software AG.......................          900          9,026
 *Moenus Textilmaschinen AG............................        5,250          2,350
 *Moksel (A.) AG.......................................       15,800         46,403
 *Morphosys AG.........................................        1,100         54,664
 Mueller-Weingarten AG.................................       11,580        207,375
 *Nemetschek AG........................................        3,800         13,950
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       12,170         85,542
 *Niedermayr Papierwarenfabrik AG......................        1,200         18,803
 *Norddeutsche Affinerie AG............................        1,900         23,596
 Norddeutsche Steingutfabrik AG........................        5,960         31,486
 *Otto Reichelt AG.....................................       11,950         73,830
 *Parsytec AG..........................................          700          3,886
 *Pfaff (G.M.) AG......................................       80,000         22,206
 *Pfeiffer Vacuum Technology AG........................        1,000         35,816
 Pfleiderer AG.........................................       17,000        118,578
 Phoenix AG, Hamburg...................................       37,500        392,857
 Progress-Werk Oberkirch AG............................        5,000         83,272
 Puma AG...............................................        4,900        121,533
 *Qs Communications AG.................................        5,900          7,660
 *RTV Family Entertainment AG..........................        9,500         13,610
 *Rational AG..........................................        1,200         36,532
 Reiter Ingolstadt Spinnereimaschinen AG...............        1,200        126,789
 Renk AG...............................................       19,400        326,570
 #Rheinmetall Berlin AG................................       45,000        693,039
 *SGL Carbon AG........................................        2,100         52,085
                                                            SHARES           VALUE+
                                                            ------           ------

 Salzgitter AG.........................................       24,900   $    217,381
 *Schneider Rundfunkwerke AG...........................       10,274         45,997
 Schwarz Pharma AG.....................................        9,000        233,699
 Sektkellerei Schloss Wachenheim AG....................       15,120         95,040
 *Senator Entertainment AG.............................        9,800         28,080
 *Ser Systeme AG.......................................        6,000         13,431
 *Sibra Beteiligungs AG................................        8,844         23,757
 *Singulus Technologies AG.............................        3,600         95,091
 Sinner AG, Karlsruhe..................................        4,160         39,111
 #Sixt AG..............................................        6,500         50,926
 *Stada Arzneimittel AG................................        1,400         44,752
 Stahl (R.) AG.........................................        2,000         12,177
 *Steag Hamtech AG.....................................        1,800         14,280
 Stoehr & Co. AG.......................................       16,000         85,958
 Stollwerck AG.........................................          480        107,448
 *Strabag AG...........................................        3,332         69,604
 Stuttgarter Hofbraeu AG...............................       18,000        282,051
 Sued-Chemie AG........................................       29,146        939,503
 *Suess Microtec AG....................................        1,400         38,986
 #Takkt AG.............................................       29,100        157,118
 Tarkett AG............................................       12,800         67,621
 *Technotrans AG.......................................          200          6,522
 *Telegate AG..........................................        1,400          2,758
 *Terrex Handels AG....................................        1,250         55,962
 *United Internet AG...................................        5,400         22,919
 VBH (Vereinigter Baubeschlag-Handel) AG...............        9,415         66,598
 VK Muehlen AG.........................................        1,312         58,503
 Vereinigte Deutsche Nickel-Werke AG...................       13,800        279,875
 Vossloh AG............................................       15,900        311,075
 *WCM Beteiligungs AG..................................      100,666      1,158,251
 Walter AG.............................................       13,500        360,219
 Wanderer-Werke AG.....................................        7,903        100,484
 *Wedeco AG Water Technology...........................        1,100         35,261
 Westag and Getalit AG, Rheda-Wiedenbrueck.............        7,000         38,547
 Wuerttembergische Hypotheken Bank AG..................       21,827        922,471
 Wuerttembergische Lebensversicherung AG...............        4,430         99,007
 Wuerttembergische Metallwarenfabrik AG................       30,330        440,223
 Wuerzburger Hofbraeu AG...............................          133         36,917
 Zapf Creation AG......................................          800         17,765
 Zementwerk Lauffen-Elektrizitaetswerk Heilbronn AG....       10,455        585,088
                                                                       ------------
TOTAL -- GERMANY
  (Cost $36,396,424)...................................                  31,685,584
                                                                       ------------
SWITZERLAND -- (11.5%)
COMMON STOCKS -- (11.4%)
 *AFG Arbonia-Forster Holding AG.......................        2,610        139,471
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............           30         18,081
 Afipa SA, Vevey.......................................           20          4,979
 Afipa SA, Vevey Series A..............................           80         27,739
 Aletsch AG, Moerel....................................           50        161,526
 BHB Beteiligungs und Finanzgesellschaft...............          150          4,000
 BKW FMB Energie AG, Bern..............................          660      1,021,988
 BVZ (Brig Visp Zermatt) Holding AG....................          370         48,306
 Bank Coop AG..........................................        5,881        644,600

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bank Sarasin & Cie Series B, Basel....................          274   $    527,438
 *Banque Cantonale de Geneve...........................        1,344        128,949
 *Banque Cantonale du Jura.............................          450         55,198
 Banque Privee Edmond de Rothschild SA, Geneve.........          120        666,752
 Basellandschaftliche Kantonalbank.....................          600        221,886
 Basler Kantonalbank...................................        5,000        198,568
 *Bobst Group SA.......................................       18,200        555,353
 Bon Appetit Holding A.................................        1,650        117,980
 Bossard Holding AG....................................        6,350        122,235
 Bucher Holding AG, Niederweningen.....................          671        488,951
 CKW (Centralschweizerische Kraftwerke), Luzern........          670        683,512
 CKW (Centralschweizerische Kraftwerke), Luzern
   (Participating).....................................        1,500        132,075
 *Calida Holding AG....................................          396         50,979
 Canon (Schweiz) AG, Dietlikon.........................        3,706        162,032
 Carlo Gavazzi Holding AG..............................          910         45,865
 Cie Financiere Tradition..............................        2,500        241,379
 *Crossair AG fuer Europaeischen Regionalluftverkehr,
   Basel (Genusschen)..................................          330         19,257
 Daetwyler Holding AG, Atldorf.........................          348        465,327
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................        8,390      1,426,533
 Edipresse SA, Lausanne................................          694        184,585
 Eichhof Holding AG....................................          188         91,329
 Energie Electrique du Simplon SA......................          350         22,741
 Escor AG, Duedingen...................................          744         11,295
 Financiere Michelin, Granges-Paccot...................          637        188,378
 Forbo Holding AG, Eglisau.............................        1,100        336,655
 Fuchs Petrolub AG Oel & Chemie Non-Voting.............        2,001        105,774
 Galenica Holding AG, Bern Series B....................          405        329,550
 Generale d'Affichage, Geneve..........................          290        114,465
 Generali (Switzerland) Holdings, Adliswil.............        1,670        409,694
 Golay-Buchel Holding SA, Lausanne.....................           40         41,778
 Gornergrat Monte Rasa-Bahnen Zermatt..................           70         36,386
 Gurit-Heberlein AG....................................        1,125        799,282
 *HPI Holding SA.......................................        6,000         25,868
 Hero AG...............................................        3,040        365,511
 *Industrieholding Cham AG, Cham.......................          864        104,931
 Jelmoli Holding AG, Zuerich...........................        1,521      1,551,673
 #Jelmoli Holding AG, Zuerich (Namen)..................        2,835        585,321
 Kardex AG, Zuerich....................................        1,039        175,397
 Kardex AG, Zuerich (Participating)....................          610         98,901
 Kraftwerk Laufenburg, Laufenburg......................        8,265      1,681,316
 Kuehne & Nagel International AG.......................        3,240        155,233
 Lem Holdings AG, Lyss.................................          270         45,907
 *#Logitech International SA...........................       66,100      2,307,975
 Maag Holding AG, Zuerich..............................          922        123,733
 *Mikron Holding AG, Biel..............................        1,326        113,534
 #Moevenpick-Holding, Zuerich..........................        1,320        432,842
 *Nextrom Holding SA...................................          277         22,708
 *Omnium Geneve SA, Geneve.............................          110             73
 *Orell Fuessli Graphische Betriebe AG, Zuerich........          240        240,468
 Oz Holding AG.........................................        4,400        347,342
 *Parco Industriale e Immobiliare SA...................          600          1,275
 Phoenix Mecano AG, Stein am Rhein.....................        2,749        667,723
                                                            SHARES           VALUE+
                                                            ------           ------

 *Reg Real Estate Group................................        8,010   $    471,809
 Sarna Kunststoff Holding AG, Sarnen...................          176        135,731
 *Schaffner Holding AG.................................          300         60,117
 Schweizerhall Holding AG, Basel.......................          140        157,276
 Schweizerische National Versicherungs Gesellschaft....          396        201,993
 Siegfried AG, Zofingen................................          856        675,739
 Sig Holding AG........................................        1,600        137,965
 *Sihl.................................................          150          2,364
 Sika Finanz AG, Baar..................................          800        167,356
 Sika Finanz AG, Baar (Namen)..........................          750         26,369
 Sopracenerina.........................................        2,409        168,959
 UMS Schweizerische Metallwerke Holding AG, Bern.......        2,560        136,178
 Unigestion Holding, Geneve............................        2,891        172,043
 Vaudoise Assurances Holding, Lausanne.................           45         81,158
 Villars Holding SA, Fribourg..........................          150         23,227
 *Von Moos Holding AG, Luzern..........................        7,000         25,929
 *Von Roll Holding AG, Gerlafingen.....................       23,024         69,626
 WMH Walter Meier Holding AG, Staefa...................           50         33,702
 Zehnder Holding AG....................................          193        111,221
 *Zellweger Luwa AG....................................        3,040        124,606
 Zschokke Holding SA, Geneve...........................          230         53,771
 Zueblin Holding AG....................................           93            525
 Zuercher Ziegeleien Holding, Zuerich..................        1,415        988,134
 Zuger Kantonalbank....................................          545        708,226
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,924,271)...................................                  24,834,626
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG Oel & Chemie 7.29% Non-Voting
   (Cost $266,229).....................................        2,001        111,485
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $22,281)......................................                      22,681
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $19,212,781)...................................                  24,968,792
                                                                       ------------
ITALY -- (8.1%)
COMMON STOCKS -- (8.1%)
 *Auschem SpA (In Liquidation).........................       82,000              0
 *Azienda Mediterranea Gas e Acqua SpA.................       78,000         81,155
 *Banca Intermobiliare di Investimenti e Gestoni SpA...       27,500        112,283
 Banca Popolare Dell'etruria e Del Lazio Scrl SpA......        4,000         34,976
 *Banca Popolare di Lodi Scarl.........................       33,000        263,274
 *Banca Profilo SpA....................................       29,000         75,303
 Banca Toscana.........................................       75,000        251,160
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      120,000        433,015
 Banco di Desio e della Brianza SpA....................       27,500         70,669
 Banco Piccolo Valellinese Scarl SpA...................       12,000         87,892
 Bassetti SpA..........................................       61,500        240,092
 *Bastogi SpA..........................................    1,183,000        172,659
 *Bayerische Vita SpA..................................       24,000        158,808
 *Binda SpA............................................    1,299,375              0
 Boero (Bartolomeo) SpA................................        8,925         74,720

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................        8,600   $     77,004
 *Bremba SpA...........................................       13,000         90,444
 Brioschi Finanziaria SpA, Milano......................      175,000         34,159
 Buzzi Unicem SpA......................................       30,500        211,104
 CALP (Cristalleria Artistica la Piana SpA)............       48,000        111,101
 CAMFIN (Cam Finanziaria)..............................       36,527        122,321
 CIR SpA (Cie Industriale Riunite), Torino.............      182,500        163,737
 *CMI SpA..............................................       77,404         98,486
 Caltagirone SpA.......................................      178,399        710,836
 Cementeria di Augusta SpA.............................      105,000        129,743
 #Cementir Cementerie del Tirreno SpA..................      249,704        505,302
 #Cia Assicuratrice Unipol SpA.........................      199,333        667,525
 *Cirio Finanziaria SpA................................       85,000         27,780
 Class Editore SpA.....................................       22,000         76,037
 *Credito Artigiano SpA................................       24,000         67,262
 Cremonini SpA.........................................       23,000         29,882
 Cucirini SpA..........................................       30,000         30,891
 *Dalmine SpA..........................................    1,976,700        388,501
 #Danieli & C.Officine Meccaniche SpA..................       66,500        181,609
 *Dataconsyst C.G.S. SpA, Monza........................          220              0
 *Del Favero SpA.......................................       86,000              0
 *Ducati Motor Holding SpA.............................       25,000         38,838
 *Erg SpA..............................................       38,000        142,566
 Ericsson SpA..........................................        6,000        139,414
 *Esaote Biomedica SpA.................................        7,000         20,872
 *FMC (Fabbrica Milanese Condutorri SpA)...............       25,000              0
 *Finarte Casa d'Aste SpA (Milano).....................       56,266        110,585
 *Finarte Partecipazioni Pro Arte SpA..................      162,693        161,700
 *#Finmatica SpA.......................................       10,000        179,438
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....       90,000              0
 *Fochi (Filippo) SpA..................................      216,000              0
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................      310,000              0
 Gabetti Holding SpA...................................       55,000        109,575
 *Gemina SpA...........................................       58,000         37,703
 *Gerolimich SpA (In Liquidation)......................      297,400              0
 *Gewiss SpA...........................................      221,700        750,368
 Grandi Navi Veloci SpA................................       15,000         28,877
 *Grassetto SpA........................................      279,125              0
 *Gruppo Ceramiche Ricchetti SpA.......................       51,000         25,253
 #Gruppo Editoriale L'espresso SpA.....................       32,500        101,270
 ITALJOLLY (Cia Italiana dei Jolly Hotels SpA).........       34,500        139,011
 *#Impregilo SpA.......................................      532,000        258,183
 Industria Macchine Automatique SpA....................       23,000        166,607
 Industrie Zignago S. Margherita SpA...................       52,000        527,534
 *Interbanca SpA.......................................       11,000        144,786
 *Interpump Group SpA..................................       19,000         70,262
 Ipi SpA...............................................       70,700        238,659
 *Italdesign Giugiaro SpA..............................        8,000         28,151
 Italmobiliare SpA, Milano.............................        5,250        157,243
 Linificio and Canapificio Nazionale SpA...............       22,000         25,077
 *Locat SpA............................................       40,000         25,967
 Maffei SpA............................................       52,500         58,291
 *Mandelli SpA.........................................       41,000              0
                                                            SHARES           VALUE+
                                                            ------           ------

 Manifattura Lane Gaetano Marzotto & Figli SpA.........      138,000   $  1,135,563
 Marangoni SpA, Rovereto...............................       34,303         68,187
 #Merloni Elettrodomestici SpA.........................      155,000        711,977
 Milano Assicurazioni SpA..............................       81,000        245,868
 Monrif SpA............................................      150,000        119,267
 Montefibre SpA........................................      143,130         75,357
 *Navigazione Montanari SpA............................       20,000         22,295
 *Necchi SpA...........................................      164,250         34,341
 *Olidata SpA..........................................        8,000         20,952
 *Opengate Group SpA...................................        2,000         33,757
 Perlier SpA...........................................      100,700         18,124
 *Permasteelisa SpA....................................        6,000         80,586
 Pininfarina SpA.......................................       31,285        532,239
 Poligrafici Editoriale SpA............................      132,000        121,857
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      162,152        238,113
 *Premaimm SpA.........................................      179,000         22,118
 *Ratti SpA............................................       31,768         22,472
 Recordati Industria Chimica e Farmaceutica SpA........       48,000        902,563
 Reno de Medici SpA, Milano............................      100,500        113,564
 *Risanamento Napoli SpA...............................       11,000         26,593
 *Rodriquez SpA........................................       41,250              0
 #SAES Getters SpA.....................................       14,750        150,694
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       14,500        198,644
 SAIAG SpA (Industrie Articoli Gomma)..................       30,000        103,419
 SISA (Societa Imballaggi Speciali Asti SpA)...........       65,000         37,481
 SMI STA Metallurgica Italiana SpA.....................      565,280        257,125
 SNIA SpA..............................................      502,039        666,646
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       85,000         21,463
 *Sabaf SpA............................................        2,000         20,523
 *Schiapparelli 1824 SpA, Milano.......................       15,000          2,042
 *Sirti SpA............................................       35,000         30,712
 *Societe Sportiva Lazio SpA...........................       14,000         24,131
 Sogefi SpA............................................      182,500        337,442
 Sol SpA...............................................       14,000         22,313
 Sta per la Condotte Acque Potabili SpA................       14,000        167,977
 Stefanel SpA..........................................       54,400         94,984
 *Tecnodiffusione Italia SpA...........................        1,000         25,904
 Terme Demaniali di Acqui SpA..........................      199,500         56,984
 *Trevi-Finanziaria Industriale SpA....................       15,000         25,250
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................      113,898              0
 *Unione Manifatture SpA (In Liquidation)..............      156,000              0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................      539,000              0
 Vianini Industria SpA.................................       52,520        113,804
 Vianini Lavori SpA....................................      180,752        720,211
 Vittoria Assicurazioni SpA............................       51,500        186,297
 Zucchi (Vincenzo) SpA.................................       89,000        371,358
                                                                       ------------
TOTAL -- ITALY
  (Cost $23,249,060)...................................                  17,647,157
                                                                       ------------

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
SPAIN -- (7.3%)
COMMON STOCKS -- (7.3%)
 Abengoa SA............................................        5,400   $     38,681
 Ahorro Familiar SA....................................        6,051        174,732
 *Aldeasa SA...........................................        1,800         27,258
 *#Amper SA............................................       56,800        232,933
 Azkoyen SA............................................       52,500        465,384
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...       28,360         75,673
 Banco de Credito Balear SA............................       35,424        386,967
 Banco de Galicia SA...................................       75,500        946,437
 Banco de Valencia SA..................................      169,455      1,494,540
 Banco de Vasconia SA..................................       89,000        635,931
 Banco Guipuzcoano SA..................................       21,194        351,076
 Banco Pastor SA.......................................        1,956         26,972
 Banco Zaragozano SA...................................      187,990      1,417,306
 Bodegas y Bebedas SA..................................       39,504        554,984
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        7,500        208,180
 Campofrio Alimentacion SA.............................       69,600        774,635
 Cementos Portland SA..................................        1,400         34,557
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................       16,300         98,662
 Cortefiel SA..........................................        4,700         27,944
 *El Aguila SA.........................................       65,332        436,397
 Elecnor SA............................................       18,300        327,716
 Empresa Nacional de Celulosa SA.......................        9,840        136,126
 Energia e Industrias Aragonesas SA....................       12,340         52,484
 *Ercros SA............................................       48,518         18,246
 Espanola del Zinc SA..................................       29,250         53,167
 *Estacionamientos Urbanos SA..........................        4,200              0
 Europistas Concesionaria Espanola SA..................      174,940        747,178
 Fabrica Espanola de Productos Quimicos y Farmaceuticos
   SA..................................................        2,100         23,467
 *#Filo SA.............................................       82,733        184,457
 *Grupo Picking Pack SA................................       87,465        122,956
 Hullas del Coto Cortes................................        8,666         56,645
 *Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................      135,210      1,146,504
 *Iberica I-...........................................        5,408         45,362
 Inbesos SA............................................        8,050         15,713
 *Indo Internacional SA................................       33,600         75,214
 Inmobiliaria Colonial SA ICSA.........................        3,300         35,428
 Inmobiliaria del Sur SA...............................        1,656         72,656
 *#Inmobiliaria Urbis SA...............................       74,582        297,174
 Koipe SA, San Sebastian...............................       16,800        478,960
 *LSB (La Seda de Barcelona SA) Series B...............       25,200         47,385
 Lingotes Especiales SA................................       22,080         64,254
 Marco Iberica Distribucion de Ediciones Midesa........        5,600         71,854
 Metrovacesa SA........................................        5,600         75,146
 Nicolas Correa SA.....................................       15,750         37,231
 *Nueva Montana Quijano SA Series B....................       40,500         11,604
 Obrascon Huarte Lain SA...............................       53,992        275,080
 Papelera de Navarra SA................................        6,000         85,958
 Pescanova SA..........................................       24,409        250,686
 #Portland Valderrivas SA..............................       18,225        399,807
 Prosegur Cia de Seguridad SA..........................        7,000         96,837
 *#Radiotronica SA.....................................       10,575         88,723
 Reno de Medici SpA....................................       74,387         86,588
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tableros de Fibras SA Series B.......................        8,560   $     51,736
 Tavex Algodonera SA...................................       26,400         74,225
 *Tele Pizza SA........................................       13,400         21,837
 Uniland Cementera SA..................................        5,750        286,259
 Unipapel SA...........................................       27,957        285,373
 #Uralita SA...........................................      101,725        510,073
 Vallehermoso SA.......................................       13,900         91,230
 Vidrala SA, Alava.....................................       47,040        296,943
 Viscofan Industria Navarra de Envolturas Celulosicas
   SA..................................................       97,492        441,709
                                                                       ------------
TOTAL -- COMMON STOCKS
  (Cost $12,756,585)...................................                  15,949,240
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Inmobiliaria del Sur SA Rights 10/31/01
   (Cost $12,428)......................................          331         14,164
                                                                       ------------
TOTAL -- SPAIN
  (Cost $12,769,013)...................................                  15,963,404
                                                                       ------------
NETHERLANDS -- (6.5%)
COMMON STOCKS -- (6.5%)
 A.I.R. Holdings NV....................................        1,119         28,055
 *ASM International NV.................................        4,400         66,976
 Aalberts Industries NV................................       25,017        396,484
 Accell Group NV.......................................        4,865         49,442
 *Atag Group NV........................................        4,630          1,202
 Athlon Groep NV.......................................       34,250        426,277
 Batenburg Beheer NV...................................        3,000         75,213
 *Begemann Groep NV....................................       11,909         47,985
 *Begemann Groep NV Series B...........................       13,451          4,697
 Boskalis Westminster NV...............................       47,991      1,418,047
 Buhrmann NV...........................................        9,200         93,745
 *Creyf's SA...........................................       18,064        230,972
 *Creyf's SA Strip VVPR................................       18,064            162
 Delft Instruments NV..................................       13,336        109,858
 Draka Holding NV......................................        1,400         48,500
 *Econosto NV..........................................       17,305         77,474
 Eriks Group NV........................................        8,000        207,733
 *Exact Holding NV.....................................        1,700         44,448
 *Fox Kids Europe NV...................................        7,400         79,843
 Gamma Holding NV......................................       15,705        432,414
 *Gemeenschappeljk Bezit Crown van Gelder NV...........       12,000        116,044
 Getronics NV..........................................       24,210         89,528
 Geveke NV.............................................        9,193        345,719
 Grolsche NV...........................................       32,100        617,960
 *Haslemere NV.........................................        2,100         87,812
 *Heijmans NV..........................................        1,400         25,121
 Hollandsche Beton Groep NV............................       60,669        645,357
 Internatio-Mueller NV.................................       28,645        527,081
 KLM (Koninklijke Luchtvaart Mij) NV...................        4,200         50,882
 Kas-Associatie NV.....................................       42,888        587,549
 Koninklijke Bam NV....................................       25,037        416,977
 Koninklijke Frans Maas Groep NV.......................       12,349        226,674
 Koninklijke Nedlloyd NV...............................       23,472        352,032
 Koninklijke Ten Cate NV...............................       10,204        224,305
 Koninklijke Ubbink NV.................................        1,500         48,083
 Koninklijke Vendex KBB NV.............................        6,500         62,042
 Koninklijke Volker Wessels Stevin NV..................        2,410         47,150
 Koninklijke Vopak NV..................................        3,600         56,668
 *Laurus NV............................................        9,060         41,292
 MacIntosh NV..........................................       15,590        144,478

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 NBM-Amstelland NV.....................................       59,684   $    314,768
 NV Holdingsmij de Telegraaf...........................        3,600         55,927
 Nagron Nationaal Grondbezit NV........................       16,122        389,762
 Nederlandsche Apparatenfabriek........................       14,000        201,823
 *Nh Hotels............................................       21,703        195,300
 Oce NV................................................        6,000         54,798
 *Opg Groep NV Series A................................          900         31,026
 *Petroplus International NV...........................        1,900         28,411
 Polynorm NV...........................................        3,927        243,675
 Reesink NV............................................        2,050         77,553
 Roto Smeets de Boer NV................................        1,040         22,349
 Rubber Cultuur Maatschappij Amsterdam NV..............       40,800         70,873
 #Samas-Groep NV, Zaandam..............................       24,184        147,033
 Schuitema NV, Amersfoort..............................       34,200        523,647
 Schuttersveld NV......................................       20,596        212,079
 *Sligro Beheer NV.....................................          800         21,848
 Smit International NV.................................       19,643        409,808
 Stork NV..............................................        2,900         22,980
 *Textielgroep Twenthe NV..............................        1,000         50,008
 Twentsche Kabel Holding NV............................       18,244        294,042
 Unique International NV...............................       11,094        188,241
 Van Der Mollen Holding NV.............................       55,443      1,563,774
 *Vredestein NV........................................       15,514         78,485
 Wegener Arcade NV ....................................       70,830        482,001
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $9,843,590)....................................                  14,232,492
                                                                       ------------
SWEDEN -- (5.6%)
COMMON STOCKS -- (5.6%)
 *Active I Malmoe AB Series A..........................        4,160         38,158
 *Active I Malmoe AB Series B..........................        4,160         38,547
 *Addtech AB Series B..................................       12,800         50,318
 *Alfaskop AB..........................................        3,200            240
 *Allgon AB Series B...................................       28,400        170,123
 Angpannefoereningen AB Series B.......................       10,800        143,541
 Arkivator AB..........................................        3,600         28,641
 Avesta Polarit........................................       83,700        329,033
 *Axfood AB............................................       32,400        335,098
 B & N Bylock & Nordsjoefrakt AB Series B..............       41,800         55,556
 Beiger Electronics AB.................................       11,700         76,656
 Beijer AB Series B....................................       11,700         74,466
 Beijer Alma AB Series B...............................       10,400         66,679
 Bergman & Beving AB Series B..........................       12,800         49,120
 *Biacore International AB.............................        5,850        184,523
 *Biora AB.............................................        6,200          5,803
 Bong Ljungdahl AB.....................................        6,000         39,311
 Boras Waefveri AB Series B............................        8,600         37,913
 Capona AB.............................................       19,000         92,474
 Carbo AB..............................................       18,300        268,059
 Castellum AB..........................................       26,200        274,653
 Catena AB Series A....................................       66,700        449,493
 Cloetta AB Series B...................................        1,400         20,311
 Concordia Maritime AB Series B........................       37,300         50,273
 *Doro AB..............................................        2,900          3,393
 *Duroc AB Series B....................................        2,700         10,083
 *Elekta AB............................................       14,100        122,075
 Enea Data AB Series B.................................      220,000        130,756
 *Epsilon AB Series B..................................        4,300         13,483
 Esselte AB Series A...................................       40,100        177,529
 #Esselte AB Series B..................................       34,500        154,998
                                                            SHARES           VALUE+
                                                            ------           ------

 Fagerhult AB..........................................        2,900   $     26,193
 *Fagerlid Industrier AB...............................        8,600              0
 Fastighets AB Tornet..................................       16,200        220,619
 *Fastighits AB Celtica................................        5,800         37,186
 #Finnveden AB.........................................       45,250        144,000
 *#Frontec AB Series B.................................       18,200         18,738
 #Garphyttan Industrier AB.............................       39,000        319,402
 Getinge Industrier AB Series B........................       44,151        675,652
 Geveko AB Series B....................................        8,300        102,546
 Gorthon Lines AB Series B.............................       41,800         54,773
 Graenges AB...........................................       19,400        268,738
 Gunnebo AB............................................       10,900        121,406
 HL Display AB Series B................................        2,000         21,153
 Heba Fastighets AB Series B...........................        4,300         26,966
 Hexagon AB Series B...................................        3,572         44,132
 Hoeganges AB Series B.................................       22,700        347,383
 *IBS AB Series B......................................       40,200         64,717
 *#Icon Medialab International AB......................       24,900         10,255
 Industrifoervaltnings AB Skandigen....................       21,400         49,274
 *Information Highway AB...............................       12,500            468
 *Intelligent Microsystems Data AB.....................       45,600         12,804
 *#Intentia International AB Series B..................       12,840         69,103
 Karlshamns AB.........................................       10,000         72,538
 *Klippans Finpappersbruk AB...........................        5,800          9,554
 *Lagercrantz Group AB Series B........................       12,800         35,942
 Lindex AB.............................................       16,100        207,955
 Ljungberg Gruppen AB Series B.........................        3,800         29,165
 *Mandator AB..........................................       22,800          7,469
 *Medivir Series B.....................................        2,800         15,986
 Modul 1 Data AB.......................................        6,700          6,522
 Munksjo AB............................................       26,400        153,201
 NCC AB Series B.......................................       10,300         67,484
 NH Nordiska Holding AB................................       41,750         44,939
 Nibe Industrier AB Series B...........................        2,600         46,967
 Nobelpharma AB........................................       45,460      1,829,628
 *Nolato AB Series B...................................       30,600        199,054
 OEM International AB Series B.........................        7,100         63,132
 Observer AB...........................................      114,880        720,417
 *Ortivus AB...........................................        5,900         11,597
 PEAB AB Series B......................................       39,300        133,893
 Pandox Hotelfastigheter AB............................       13,100         91,960
 Partnertech AB........................................        3,800         26,142
 *#Perbio Science AB...................................       22,000        321,227
 *Poolia AB Series B...................................       18,150        115,518
 *Prevas AB Series B...................................       16,000         24,111
 *Pricer AB Series B...................................       65,000         11,438
 Rottneros Bruk AB.....................................      366,600        332,835
 Sardus AB.............................................        3,000         17,128
 Scandiaconsult AB.....................................       57,200        214,151
 Scribona AB Series A..................................       40,100         42,787
 Scribona AB Series B..................................       31,700         35,605
 Semcon AB.............................................        8,300         33,793
 Sigma AB Series B.....................................       17,200        102,227
 *Sigma AB Series B....................................        8,600         18,433
 Sweco AB Series B.....................................       23,450        151,446
 TV 4 AB Series A......................................        5,800        100,430
 *Ticket Travel Group AB...............................        4,500          3,622
 Trelleborg AB Series B................................       55,800        433,488
 Wallenstam Byggnads AB Series B.......................       16,700        113,323
 Wedins Norden AB Series B.............................       10,000         24,242
 Westergyllen AB Series B..............................        4,300         23,545
 Wihlborgs Fastigheter AB Series B.....................      190,300        247,582

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Wilh Sonesson AB Series A.............................        4,160   $      5,451
 Wilh Sonesson AB Series B.............................        4,160          5,646
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,135,342)...................................                  12,278,387
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $4,702).......................................                       4,686
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.0%)
 Spendrup Bryggeri AB Series B Debenture Loan 2008
   (Cost $2,054).......................................          139          1,767
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $13,142,098)...................................                  12,284,840
                                                                       ------------

                                                            SHARES
                                                            ------
GREECE -- (5.4%)
COMMON STOCKS -- (5.4%)
 *A. Cambas Holding & Real Estate SA...................        6,915         23,405
 Aegek.................................................       47,126        170,474
 *Agricultural Life Insurance S.A......................        7,800        114,260
 Agrotiki Insurance S.A................................        6,470        134,403
 Aktor S.A.............................................       32,450        255,109
 Alcatel Cables Hellas S.A.............................        3,003         21,404
 Alfa-Beta Vassilopoulos S.A...........................        7,012         90,913
 Alpha Leasing.........................................       20,735        176,378
 Alte Technological Co. S.A............................       15,815         63,157
 Altec Information & Communication Systems S.A.........       35,409         93,847
 Alumil Milonas S.A....................................       12,108         71,771
 Aluminum of Attica S.A................................       41,941        119,422
 *Anek Lines S.A.......................................       27,901         56,461
 Arcadia Metal Industry C. Rokas S.A...................       11,299         85,995
 *Aspis Bank...........................................       12,931         64,376
 *Aspis Pronia General Insurance S.A...................       29,790        119,499
 Athens Medical Center S.A.............................       56,185        212,300
 Athens Water & Sewerage Public Co.....................       53,245        343,264
 *Attica Enterprises S.A. Holdings.....................       61,462        290,574
 *Attica Publications S.A..............................        3,340         23,028
 Atti-Kat S.A..........................................       17,523         36,872
 *Autohellas S.A.......................................        5,720         35,135
 *Avax S.A. Construction Co............................       18,300        213,999
 Bank of Attica S.A....................................       31,198        215,656
 Benrubi S.A...........................................        3,959         22,616
 Chipita S.A...........................................       19,050        148,399
 *Daring Sain..........................................        7,760         26,681
 Delta Dairy S.A.......................................       16,465        127,083
 Edrassi C. Psallidas S.A..............................        5,132         26,376
 Egnatia Bank S.A......................................       63,887        241,402
 El. D. Mouzakis S.A...................................       18,675         64,545
 *Elais Oleaginous Production S.A......................        7,080        119,562
 Elmec Sport S.A.......................................       18,280         30,444
 Esha..................................................        2,240         44,767
 Etba Leasing S.A......................................        8,648         27,876
 Ethniki General Insurance Co..........................       26,897        267,327
 *Europaiki Techniki...................................       13,100         24,281
 *Everest S.A..........................................       14,100         37,497
 Flour Mills Loulis....................................        8,362         31,597
 Fourlis S.A...........................................       12,980         72,291
                                                            SHARES           VALUE+
                                                            ------           ------

 Frigoglass S.A........................................       20,000   $     80,228
 General Construction Co. S.A..........................       13,860        112,437
 *General Hellenic Bank................................       13,424        129,574
 Germanos S.A..........................................       19,745        185,636
 Goody's S.A...........................................        8,710        121,351
 Halkor S.A............................................       72,736        291,772
 *Hatziioannou S.A.....................................       20,270         59,531
 Hellas Can Packaging Manufacturers S.A................       12,145         82,647
 Hellenic Biscuits Co. S.A.............................       15,300         66,580
 Hellenic Cables S.A...................................       11,060         37,236
 Hellenic Duty Free Shops S.A..........................       43,650        443,996
 *Hellenic Fabrics S.A.................................        7,460         60,919
 *Hellenic Sugar Industry S.A..........................       27,169        240,352
 Hellenic Technodomiki S.A.............................       75,000        449,938
 *Heracles General Cement Co...........................       37,868        497,076
 *Heremes S.A Building Enterprises.....................        7,006         33,499
 Hyatt Regency S.A.....................................       63,820        298,294
 Inform P. Lykos S.A...................................       13,790        120,512
 Intrasoft S.A.........................................       28,490        184,692
 Ionian Hotel Enterprises..............................        7,908         68,967
 K. I. Sarantopoulos S.A...............................        8,380         36,317
 Karelia Cigarette Co..................................        2,160        102,389
 *Kathimerini S.A......................................        8,500         49,319
 Katselis Sons S.A.....................................        4,950         31,557
 *Kekrops Hotel Touristing Building....................        1,644         71,423
 *Keramia-Allatini S.A. Industrielle Commerciale &
   Technique...........................................        1,610         25,862
 *Klonatex S.A.........................................       15,654         63,355
 Lambrakis Press S.A...................................       60,020        281,607
 *Lampsa Hotel Co......................................        5,027         20,795
 Lavipharm S.A.........................................       19,646         45,737
 Light Metals Industry.................................       28,662         76,735
 Mailis (M.J.) S.A.....................................       42,735        208,926
 *Maritime Company of Lesvos S.A.......................       20,053         30,165
 Metka S.A.............................................        4,670         21,828
 Michaniki S.A.........................................       27,890         63,680
 Minoan Lines S.A......................................       35,463         95,261
 *Mochlos S.A..........................................       14,520         29,903
 Mytilineos Holdings S.A...............................       30,390        157,825
 N.B.G. Real Estate Development Co.....................       82,840        479,170
 *Naoussa Spinning Mills S.A...........................       34,340         95,934
 National Investment Bank for Industrial Development...       18,173        170,532
 Nikas S.A.............................................       11,127         36,465
 *Notos Com.Holdings S.A...............................       25,657         53,527
 Pantechniki S.A.......................................        7,926         29,949
 Pegasus Publishing & Printing S.A.....................       23,430         59,581
 Petzetakis S.A........................................       16,985         76,346
 *Proodeftiki Technical Co.............................       13,307         26,690
 *Sanyo Hellas S.A.....................................       25,541         45,739
 *Sarantis S.A.........................................       25,624         76,173
 Selected Textile Industry Assoc. S.A..................       21,870         39,556
 Shelman...............................................       18,635         43,717
 Silver and Baryte Ores Mining Co. S.A.................       14,970        115,275
 Singular S.A..........................................       54,600        214,133
 Spyroy Agricultural House S.A.........................       14,788         54,554
 *Stabilton S.A........................................       27,530         21,939
 *Strintzis Shipping Lines S.A.........................       52,500         83,675
 TEB S.A. (Volos Technical Co.)........................       17,633         47,208
 Technical Olympic S.A.................................       62,500        139,906

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Telesis Investment Bank S.A...........................       20,860   $    132,240
 Terna Tourist Technical & Maritime S.A................        6,287         32,313
 Themeliodomi..........................................       15,450         68,616
 Thrace Plastics Co. S.A...............................       15,015         31,325
 Tiletipos S.A.........................................       26,418        118,746
 Uncle Stathis S.A.....................................        5,499         28,164
 *Unisystems S.A.......................................       18,900         80,892
 Veterin...............................................        8,354         48,023
 Vioter S.A............................................       12,460         22,983
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,164,071)...................................                  11,795,738
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Maritime Company of Lesvos S.A. Rights 11/30/01
   (Cost $0)...........................................       20,053            180
                                                                       ------------
TOTAL -- GREECE
  (Cost $11,164,071)...................................                  11,795,918
                                                                       ------------
FINLAND -- (4.7%)
COMMON STOCKS -- (4.6%)
 *4F-Secure Corp.......................................       38,176         45,121
 Alandsbanken AB Series B..............................        1,700         23,898
 *Aldata Solutions Oyj.................................       17,571         27,218
 *Alma Media Oyj.......................................        1,074         15,915
 Amer-Yhtymae Oyj Series A.............................       17,020        407,662
 *Aspocomp Group P.L.C.................................        2,738         33,587
 *Benefon Oy...........................................        1,900          4,338
 *Capman Oyj Series B..................................       12,485         24,482
 *Comptel Oyj..........................................       24,621         82,671
 *Eimo Oyj.............................................       14,835         28,160
 *Elcoteq Network Corp.................................        2,200         17,630
 *Eq Online Oyj........................................        7,100         11,125
 *Evox Rifa Group Oyj..................................       51,210          5,961
 Finnair Oyj...........................................       77,910        260,905
 *Finnlines Oyj........................................       18,280        351,910
 *Finvest Oyj..........................................       51,210          6,878
 Fiskars Oy AB Series A................................        8,550         66,987
 HK Ruokatalo Oy Series A..............................       11,400         32,154
 Hartwall Oyj Series A.................................       13,494        283,939
 Huhtamaki Van Leer Oyj................................        6,300        185,533
 Instrumentarium Oy....................................       27,200      1,142,243
 *J.W. Suominen Yhtyma Oy..............................       11,970         53,590
 *Jaakko Poyry Group Oyj...............................        3,700         53,008
 *Jippii Group Oyj.....................................       18,360          6,247
 *Jot Automation Group Oyj.............................       20,850         11,388
 KCI Konecranes International Oyj......................       13,800        354,508
 #Kemira Oyj...........................................      118,400        885,228
 Kesko Oyj.............................................       13,400        110,145
 Kone Corp.............................................        4,980        337,285
 Laennen Tehtaat Oy....................................        3,930         36,245
 Lassila & Tikanoja Oyj................................       11,970        184,884
 Lemminkainen Oy.......................................       13,100        159,524
 Martela Oy............................................          530          9,491
 Metra Oyj Series B....................................        9,600        172,346
 Metsaemarkka Oyj Series B.............................          700          2,614
 Metsa-Serla Oyj Series B..............................       24,200        151,681
 New Kyro Corp. Oyj....................................       36,470        179,604
 Nokian Renkaat Oyj....................................        9,700        251,442
 Nordic Aluminium Oy...................................        1,900         11,313
 Novo Group Oyj........................................       31,600         71,302
                                                            SHARES           VALUE+
                                                            ------           ------

 Okobank Class A.......................................       31,940   $    400,387
 Olvi Oyj Series A.....................................          410          7,122
 Orion-Yhtyma Oyj Series B.............................       12,700        220,609
 Outokumpu Oyj Series A................................       21,100        210,656
 #Oy Stockmann AB Series B.............................       24,300        242,604
 PK Cables Oyj.........................................        4,760         25,360
 Partek Oyj............................................       44,870        353,554
 Pohjola Group Insurance Corp. Series A................        9,415        166,918
 *Pohjola Series C.....................................          115              0
 *Polar Real Estate Corp. Series K.....................      126,010         40,619
 Ponsse Oyj............................................        4,900         41,461
 #Raisio Group P.L.C. Series V.........................      118,423        100,734
 Rakentajain Koneuvokrammo Oy..........................        5,700         23,988
 *Rapala VMC Oyj.......................................       20,000         51,038
 Rautaruukki Oy Series K...............................       37,400        141,319
 Rocla Oy..............................................        1,300          7,857
 Sampo Insurance Co., Ltd..............................          810          6,375
 *Silja Oy AB Series A.................................       44,020         63,065
 *Sponda Oyj...........................................       22,135         90,972
 *Stonesoft Corp.......................................       11,279         23,127
 *Talentum Oyj.........................................       18,300         76,194
 Tamro Oyj.............................................      105,620        335,731
 *Tecnomen Holding Oyj.................................       36,470         60,412
 *Teleste Corp. Oyi....................................        4,518         56,636
 Uponor Oyj Series A...................................       32,500        532,539
 Vaisala Oy Series A...................................       12,650        325,646
 Viking Line AB........................................        3,240         60,053
 Yit-Yhtymae Oyj.......................................       26,854        306,334
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,242,897)...................................                  10,071,427
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Perlos P.L.C. Warrants 04/04/04
   (Cost $138,765).....................................       14,045        149,653
                                                                       ------------
TOTAL -- FINLAND
  (Cost $10,381,662)...................................                  10,221,125
                                                                       ------------
NORWAY -- (4.1%)
COMMON STOCKS -- (4.0%)
 Aker Maritim ASA......................................       44,230        425,834
 *Aktiv Kapital ASA....................................        3,200         40,481
 Arendals Fosse Kompani ASA............................          100          4,254
 *Avantor Financial Corp...............................       13,270         63,880
 Awilco ASA Series A...................................       50,950        105,521
 Bergesen Dy ASA Series A..............................       19,300        328,417
 Blom ASA..............................................        7,970          6,246
 Bonheur ASA...........................................        9,800        155,790
 *Braathens S.A.F.E. ASA...............................       19,320         57,749
 *C. Tybring-Gjedde ASA................................       49,104          7,971
 *Choice Hotel Scandinavia ASA.........................       27,740         62,110
 *Corrocean ASA........................................       15,700         10,511
 *Den Norske Oljeselkapet..............................       36,420         53,412
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA
   Series A............................................       47,130        112,383
 *#EDB Elektronisk Data Behandling ASA.................       54,917        316,621
 Ekornes ASA...........................................       28,690        218,406
 Elkem ASA.............................................       21,150        362,265
 *#Eltek ASA...........................................        7,338         36,556
 Farstad Shipping ASA..................................       41,190        172,921
 *Fred Olsen Energy ASA................................       25,900        108,152

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ganger Rolf ASA.......................................        5,490   $     87,889
 *Gresvig ASA..........................................        4,590          3,854
 *Hafslund ASA.........................................       58,700        233,287
 *Hydralift AS.........................................       15,540        109,602
 *Industrifinans Naeringseiendom ASA...................        7,582          9,422
 *#Infocus Corp........................................       10,455        236,429
 *Kenor ASA............................................       39,200         11,410
 *Kongsberg Gruppen ASA................................       25,800        298,941
 *Kvaerner ASA.........................................       31,900         45,711
 *Kverneland ASA.......................................        8,800        108,860
 *Leif Hoegh & Co. ASA.................................       31,175        266,989
 *Merkantildata ASA....................................       63,801         77,139
 #Nera ASA.............................................      111,753        297,756
 *Nordic Vlsi..........................................        5,000         32,466
 Nordlandsbanken ASA...................................        5,830        131,187
 *#Ocean Rig ASA.......................................       40,476         46,672
 Odfjell ASA Series A..................................       14,510        207,923
 *Olav Thon Eiendomsselskap ASA........................        8,320        153,685
 *#Pan Fish ASA........................................       55,948         97,083
 *#Petroleum Geo Services ASA..........................       35,100        223,979
 *Petrolia Drilling ASA................................       26,706         13,454
 *Prosafe ASA..........................................       23,630        261,893
 #Reitan Narvesen Asa..................................       45,500        336,187
 #Rieber and Son ASA Series A..........................       23,584        126,731
 *Scana Industrier ASA.................................       74,400          5,164
 Schibsted ASA.........................................       28,800        290,175
 *Sensonor ASA.........................................       23,969         14,356
 *Sinvest ASA..........................................       15,540          1,653
 Smedvig ASA Series A..................................       57,680        393,895
 *Software Innovation ASA..............................        4,199         23,974
 *Solstad Offshore ASA.................................       12,000         47,153
 Steen and Stroem ASA..................................       19,512        216,253
 *Stento Asa...........................................        1,225         13,302
 *#Tandberg ASA........................................       35,240        721,958
 Tandberg Data ASA.....................................       35,250         32,556
 *Tandberg Television ASA..............................       47,030        222,184
 *Tgs-Nopec Geophysical Co. ASA........................        9,200        111,234
 *Unit 4 Agresso NV....................................        4,620         46,549
 *Unitor ASA...........................................       15,220         70,370
 Veidekke ASA..........................................       15,936         84,742
 Visual Management Applications ASA....................       24,693        189,360
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................       12,800         96,009
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,211,697)...................................                   8,648,916
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Norwegian Krone
   (Cost $279,976).....................................                     280,232
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Ocean Rig ASA Rights 12/17/01........................       40,476              0
 *Sensonor ASA Rights 12/11/01.........................       23,969            939
 *Sinvest ASA Rights 12/17/01..........................       84,853          1,425
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       2,364
                                                                       ------------
TOTAL -- NORWAY
  (Cost $10,491,673)...................................                   8,931,512
                                                                       ------------
DENMARK -- (3.4%)
COMMON STOCKS -- (3.3%)
 AS Dampskibsselsk Torm................................       12,700         69,510
 Aarhus Oliefabrik A.S. Aeries A.......................        1,600         45,229
                                                            SHARES           VALUE+
                                                            ------           ------

 *Alm. Brand A.S.......................................        8,175   $     79,654
 Amagerbanken A.S......................................        1,050         58,101
 Amtssparekassen Fyn A.S...............................          968         46,577
 Bang & Olufsen Holding A.S. Series B..................        8,567        180,344
 Brodrene Hartmann A.S. Series B.......................        2,865         40,839
 *Bryggerigruppen A.S..................................        2,072         52,092
 Christian Hansen Holding A.S. Series B................        6,720        173,797
 Codan A.S.............................................        8,000        118,367
 Coloplast A.S. Series B...............................        4,374        289,385
 D'Hooge Schouw NV.....................................        4,000         68,807
 DFDS A.S., Copenhagen.................................        4,000         62,792
 Dalhoff, Larsen & Hornemann A.S. Series B.............          670         13,621
 Dampskibsselskabet Norden A.S.........................        1,770         53,229
 Danske Traelastkompagni A.S...........................       28,340        317,042
 *East Asiatic Co., Ltd................................       15,633        327,209
 *Edb Gruppen A.S......................................        1,810         23,297
 FLS Industries........................................       39,980        288,555
 Fimiston Resources & Technology Ltd...................          400          2,574
 Fluegger A.S. Series B................................        1,638         28,176
 *Foras Holding A.S. Series A..........................        7,082         32,372
 Forstaedernes Bank....................................        1,750         36,839
 Glunz & Jensen A.S....................................        1,470         16,799
 Gn Great Nordic.......................................        7,500         44,207
 Henriksen Og Henriksen Holding A.S. Series B..........          770         59,743
 Hoejgaard Holding A.S. Series B.......................        1,700         30,470
 *I-Data International A.S.............................        2,327          5,290
 IC Co. A.S............................................        3,510         19,000
 *Incentive A.S........................................        3,575          4,042
 *Junckers (F.) Industrier A.S.........................          860          6,724
 *Jyske Bank A.S.......................................       15,270        327,877
 *Kjobenhavns Sommer Tivoli A.S........................          190         30,809
 Koebenhavns Lufthavne.................................        6,900        384,294
 Korn-Og Foderstof Kompagnet A.S.......................        8,498        139,535
 *NTR Holdings A.S.....................................        1,130          7,476
 Naestved Diskontobanken...............................          230         21,027
 *Navision Software A.S................................       15,076        389,905
 *Neg Micon A.S........................................       11,348        336,488
 *Neurosearch A.S......................................        6,650        115,191
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........       18,215        230,066
 Nordvestbank..........................................          250         21,352
 Per Aarsleff A.S. Series B............................        1,545         30,732
 *Pharmexa A.S.........................................        1,351         16,089
 Radiometer A.S. Series B..............................        5,373        136,374
 *Ringkjobing Landbobank...............................          850         61,348
 Rockwool, Ltd.........................................        3,820         55,601
 Sanistal A.S. Series B................................          936         25,446
 Sas Danmark A.S.......................................       34,300        247,559
 Satair A.S............................................        1,350         22,410
 *Simcorp A.S..........................................        1,565         34,639
 *Sjaelso Gruppen A.S..................................          714         24,907
 *Sondagsavisen A.S....................................        7,352         19,014
 Sophus Berendsen A.S..................................       14,520        291,687
 Spar Nord Holding.....................................        3,623        139,025
 Sparkasse Regensburg..................................       10,590        263,694
 Sydbank A.S...........................................        3,142        162,521
 TK Development........................................        9,745        211,003

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Topdanmark A.S.......................................       25,360   $    594,864
 VT Holdings Shares A..................................           44            926
 VT Holdings Shares B..................................        3,086         61,251
 Vest-Wood A.S.........................................        4,092         98,446
 Wessel & Vett Magasin du Nord A.S. Series C...........        2,102         94,819
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,991,329)....................................                   7,191,058
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Danish Krone
   (Cost $147,696).....................................                     147,371
                                                                       ------------
TOTAL -- DENMARK
  (Cost $9,139,025)....................................                   7,338,429
                                                                       ------------
BELGIUM -- (3.3%)
COMMON STOCKS -- (3.3%)
 *Abfin SA.............................................        2,560              0
 Ackermans & Van Haaren SA.............................        4,680        114,861
 *Afrifina.............................................        3,480        192,880
 BMT NV................................................        2,040        137,909
 Banque Nationale de Belgique..........................          710      1,142,413
 Barco (New) NV........................................        1,700         60,887
 Bekaert SA............................................        3,100        102,369
 Belge des Betons......................................          425        178,856
 Brederode SA..........................................        2,610         43,702
 CFE (Compagnie Francois d'Entreprises)................        2,080        415,322
 Carrieres Unies Porphyre..............................           20         18,803
 *Chimique et Metallurgique Campine, Beerse............          370         19,878
 Cie Auxiliaire des Mines Auximines....................          544        216,271
 Cie Martime Belge SA..................................        1,100         47,671
 City Hotels SA........................................        1,290         25,411
 Cofinimmo SA..........................................        4,763        413,258
 Commerciale de Brasserie SA COBRHA....................          115         36,143
 Creyf's SA............................................       20,168        322,343
 *Creyf's SA Interim Strip VVPR........................        4,526             41
 D'Ieteren SA..........................................          770        108,796
 Deceuninck SA.........................................       63,700        946,813
 Engrais Rosier SA.....................................          655         41,054
 Floridienne NV........................................        2,033        112,679
 Glaces de Charleroi...................................           70        238,176
 Glaverbel SA..........................................          700         65,812
 Immobel (Cie Immobiliere de Belgique SA)..............        4,600        203,882
 *Intercomfina SA......................................       11,000             98
 *Ion Beam Application SA..............................        2,600         42,044
 Koramic Building Products SA..........................          700         18,083
 Metiers Automatiques Picanol..........................          403        111,501
 *Mobistar SA..........................................        8,700        132,430
 *Omega Pharma SA......................................        2,600        108,021
 *Ontex NV.............................................          900         40,374
 *Papeteries de Catala SA..............................          315         46,538
 Plantations Nord-Sumatra SA...........................          650         86,137
 Recticel SA...........................................        8,450         67,717
 *Roularta Media Groep.................................        1,300         23,862
 *SA Finspa Bonus Shares...............................          325          2,910
 SABCA (Sa Belge de Constructions Aeronautiques).......        4,280        124,550
 SCF SA................................................        2,470         14,154
                                                            SHARES           VALUE+
                                                            ------           ------

 *SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................        1,545   $     79,061
 *Sait Radioholland....................................        6,088         70,866
 Sapec SA..............................................        3,635        127,262
 *Sapec SA VVPR........................................           75             33
 Sidro.................................................        4,040        463,029
 Sioen Industries......................................        1,400         16,171
 *Spector Photo Group SA...............................        3,688         31,801
 Surongo SA............................................           20          4,334
 #Telindus Group SA....................................       17,240        125,655
 *Ter Beke NV..........................................        2,281         51,063
 Tessenderlo Chemie....................................        3,200         74,211
 UNIBRA................................................        1,600        100,285
 Union Miniere SA......................................        3,300        128,003
 *VPK Packaging Group SA...............................           65          1,298
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,822,029)....................................                   7,297,721
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *City Hotels Rights 12/14/01
   (Cost $0)...........................................        1,290              0
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $6,822,029)....................................                   7,297,721
                                                                       ------------
IRELAND -- (2.4%)
COMMON STOCKS -- (2.4%)
 Abbey P.L.C...........................................       19,319         55,354
 Anglo Irish Bank Corp. P.L.C..........................      197,604        743,125
 *Arcon International Resources P.L.C..................      143,750          5,149
 Ardagh P.L.C..........................................       14,262         13,409
 Arnotts P.L.C.........................................        8,811         53,648
 Barlo Group P.L.C.....................................      115,775         27,990
 DCC P.L.C.............................................       34,372        353,932
 *Dragon Oil P.L.C.....................................      104,167         38,241
 *Dunloe Ewart P.L.C...................................      235,918         52,810
 Fyffes P.L.C..........................................      195,858        236,751
 Glanbia P.L.C.........................................      175,508        227,867
 Green Property Co.....................................       75,732        406,862
 Greencore Group P.L.C.................................      136,960        328,659
 Heiton Holdings P.L.C.................................       33,002         82,740
 IAWS Group P.L.C......................................       59,457        455,183
 IFG Group P.L.C.......................................       16,604         46,088
 *ITG Group P.L.C......................................       10,684         42,092
 IWP International P.L.C...............................       39,611         72,709
 Independent News & Media P.L.C........................      212,518        350,131
 *Iona Technologies P.L.C..............................        9,431        164,668
 Irish Continental Group P.L.C.........................       15,838         90,051
 Jurys Hotel Group P.L.C...............................       40,376        272,952
 Kerry Group P.L.C.....................................       10,812        136,503
 Kingspan Group P.L.C..................................      114,417        325,788
 Readymix P.L.C........................................       21,436         22,073
 *Riverdeep Group P.L.C................................       77,790        264,682
 Ryan Hotels P.L.C.....................................       42,236         28,742
 United Drug P.L.C.....................................       17,367        213,040
 Waterford Wedgwood P.L.C..............................      248,858        213,409
                                                                       ------------
TOTAL -- IRELAND
  (Cost $5,237,230)....................................                   5,324,648
                                                                       ------------
AUSTRIA -- (2.1%)
COMMON STOCKS -- (2.1%)
 Allgemeine Sparkasse Baugesellschaft..................          670         59,392

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Austria Email AG.....................................          715   $        794
 *Austria Haustechnik AG...............................        2,800         39,638
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................       27,880        167,257
 #BBAG Oesterreichische Brau-Beteiligungs AG...........        7,984        268,440
 BWT AG................................................       13,530        321,041
 Bank Fuer Kaernten und Steiermark AG..................          520         42,463
 Bau Holding AG........................................        4,980        135,556
 Bohler Uddeholm AG....................................        9,020        359,404
 Brau Union Goess-Reinighaus AG........................       10,720        374,349
 *Ca Immobilien Invest AG..............................        3,133         47,858
 *Constantia-Iso Holding AG............................       15,000         85,018
 *Die Erste Immobilien AG..............................        1,244        153,604
 Flughafen Wien AG.....................................       14,792        397,342
 *#Immofinanz Immobilien Anlagen AG....................      100,914        482,514
 Jenbacher AG..........................................        7,860        103,808
 Leipnik-Lundenburger Industrie AG.....................          300         22,967
 Lenzing AG............................................        3,424        226,873
 *Manner (Josef) & Co. AG..............................          870         18,306
 Mayr-Melnhof Karton AG................................        9,840        466,969
 Oberbank AG...........................................        3,555        223,138
 *Palfinger AG.........................................        1,590         34,168
 *Readymix Kies-Union AG...............................          500         14,998
 Rhi AG, Wien..........................................       18,559        122,971
 Rosenbauer International AG...........................          850         15,602
 Ubm Realitaetenentwicklung AG.........................          360         17,826
 *Uniqa Versicherungen AG..............................       19,164        102,957
 Va Technologie AG.....................................        6,807        137,137
 Voest-Alpine Stahl AG.................................        2,640         73,516
 *Vogel and Noot Waermetechnik AG......................        1,700         15,222
 *Waagner Biro Bet.....................................        1,430              0
 Wienerberger AG.......................................        5,556         78,553
 *Wolford AG...........................................        4,100         38,987
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $6,016,504)....................................                   4,648,668
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------

EMU -- (2.0%)
INVESTMENT IN CURRENCY -- (2.0%)
 *Euro Currency
   (Cost $4,047,968)...................................                $  4,076,716
                                                                       ------------
UNITED KINGDOM -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Tullow Oil P.L.C.....................................      212,973        238,424
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *National Oilwell, Inc.
   (Cost $192,961).....................................        4,798         80,319
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.2%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $7,022,248) to be
   repurchased at $6,919,153
   (Cost $6,918,000)...................................   $    6,918      6,918,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $215,067,702)++................................                $218,067,028
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $215,132,119.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                                                                                                       THE
                                                      THE JAPANESE        THE PACIFIC          THE UNITED          CONTINENTAL
                                                         SMALL             RIM SMALL         KINGDOM SMALL            SMALL
                                                        COMPANY             COMPANY             COMPANY              COMPANY
                                                         SERIES             SERIES               SERIES               SERIES
                                                     --------------       -----------       ----------------       ------------
ASSETS:
Investments at Value..........................          $232,364           $140,184             $109,307             $296,171
Collateral for Securities Loaned..............            33,296              7,015                   --               25,354
Cash..........................................             2,690                 15                   16                   16
Receivables:
  Dividends, Interest and Tax Reclaims........             1,360                212                  529                1,962
  Investment Securities Sold..................                --                187                   --                    5
Prepaid Expenses and Other Assets.............                --                  1                    1                    2
                                                        --------           --------             --------             --------
    Total Assets..............................           269,710            147,614              109,853              323,510
                                                        --------           --------             --------             --------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.............            33,296              7,015                   --               25,354
  Investment Securities Purchased.............             2,708                  2                  726               14,822
Accrued Expenses and Other Liabilities........                62                 64                   34                   88
                                                        --------           --------             --------             --------
    Total Liabilities.........................            36,066              7,081                  760               40,264
                                                        --------           --------             --------             --------
                                                        $233,644           $140,533             $109,093             $283,246
                                                        ========           ========             ========             ========
SHARES OUTSTANDING $0.01 PAR VALUE (Unlimited
  Number of Shares Authorized)................               N/A                N/A                  N/A                  N/A
                                                        ========           ========             ========             ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE...................................               N/A                N/A                  N/A                  N/A
                                                        ========           ========             ========             ========
Investments at Cost...........................          $438,111           $220,396             $ 97,051             $263,433
                                                        ========           ========             ========             ========

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                THE JAPANESE        THE PACIFIC RIM          THE UNITED          THE CONTINENTAL
                                                   SMALL                 SMALL              KINGDOM SMALL             SMALL
                                                  COMPANY               COMPANY                COMPANY               COMPANY
                                                   SERIES                SERIES                SERIES                 SERIES
                                               --------------       ----------------       ---------------       ----------------
ASSETS:
Investments at Value....................          $198,631              $131,230               $96,491               $218,067
Collateral for Securities Loaned........            27,625                12,734                   136                 12,479
Cash....................................                12                    16                    16                     16
Receivables:
  Dividends, Interest and Tax
    Reclaims............................               810                   134                   262                  1,115
  Investment Securities Sold............                42                     6                   181                    273
  Fund Shares Sold......................                26                    --                    --                     --
Prepaid Expenses and Other Assets.......                 3                    --                    --                     --
                                                  --------              --------               -------               --------
    Total Assets........................           227,149               144,120                97,086                231,950
                                                  --------              --------               -------               --------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.......            27,625                12,734                   136                 12,479
  Investment Securities Purchased.......             2,787                   772                   176                  9,053
  Fund Shares Redeemed..................               487                    --                    --                     14
Accrued Expenses and Other
  Liabilities...........................                63                    60                    33                     67
                                                  --------              --------               -------               --------
    Total Liabilities...................            30,962                13,566                   345                 21,613
                                                  --------              --------               -------               --------
NET ASSETS..............................          $196,187              $130,554               $96,741               $210,337
                                                  ========              ========               =======               ========
SHARES OUTSTANDING $0.01 PAR VALUE......               N/A                   N/A                   N/A                    N/A
                                                  ========              ========               =======               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................               N/A                   N/A                   N/A                    N/A
                                                  ========              ========               =======               ========
Investments at Cost.....................          $418,156              $207,549               $90,891               $215,068
                                                  ========              ========               =======               ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                THE JAPANESE    THE PACIFIC RIM     THE UNITED      THE CONTINENTAL
                                                   SMALL             SMALL         KINGDOM SMALL         SMALL
                                                  COMPANY           COMPANY           COMPANY           COMPANY
                                                   SERIES           SERIES            SERIES            SERIES
                                                ------------    ---------------    -------------    ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $469, $146, $329 and $862,
    respectively).............................    $  2,657          $ 4,932           $ 3,158           $  6,180
  Interest....................................         246              121                79                178
  Income from Securities Lending..............         568              144                 1                329
                                                  --------          -------           -------           --------
      Total Investment Income.................       3,471            5,197             3,238              6,687
                                                  --------          -------           -------           --------
EXPENSES
  Investment Advisory Services................         206              131               104                221
  Accounting & Transfer Agent Fees............         254              161               127                272
  Custodian Fees..............................          93               64                33                120
  Legal Fees..................................           1                1                 1                  2
  Audit Fees..................................           2                2                 1                  3
  Shareholders' Reports.......................           2                1                 2                  2
  Trustees' Fees and Expenses.................           1                1                 1                  2
  Other.......................................          13                8                 8                 31
                                                  --------          -------           -------           --------
      Total Expenses..........................         572              369               277                653
                                                  --------          -------           -------           --------
  NET INVESTMENT INCOME (LOSS)................       2,899            4,828             2,961              6,034
                                                  --------          -------           -------           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...........................      (3,015)          (1,025)           (3,180)             1,115
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..............................         (95)             (40)               --               (119)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency................................     (28,336)            (102)           (4,191)           (18,461)
  Translation of Foreign Currency Denominated
    Amounts...................................         (23)              (3)                1                114
                                                  --------          -------           -------           --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........................     (31,469)          (1,170)           (7,370)           (17,351)
                                                  --------          -------           -------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................    $(28,570)         $ 3,658           $(4,409)          $(11,317)
                                                  ========          =======           =======           ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                        THE JAPANESE           THE PACIFIC RIM       THE UNITED KINGDOM        THE CONTINENTAL
                                        SMALL COMPANY           SMALL COMPANY           SMALL COMPANY           SMALL COMPANY
                                           SERIES                  SERIES                  SERIES                  SERIES
                                    ---------------------   ---------------------   ---------------------   ---------------------
                                      YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                      2001        2000        2001        2000        2001        2000        2001        2000
                                    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....  $  2,899    $  2,702    $  4,828    $  6,633    $  2,961    $  3,853    $  6,034    $  5,936
  Net Realized Gain (Loss) on
    Investment Securities Sold....    (3,015)         75      (1,025)     14,211      (3,180)      4,590       1,115      13,048
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..................       (95)        (23)        (40)        (73)         --        (116)       (119)         71
  Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
    Foreign Currency..............   (28,336)    (21,858)       (102)    (44,272)     (4,191)    (14,675)    (18,461)    (11,756)
  Translation of Foreign Currency
    Denominated Amounts...........       (23)        (41)         (3)          3           1           3         114         (81)
                                    --------    --------    --------    --------    --------    --------    --------    --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations....................   (28,570)    (19,145)      3,658     (23,498)     (4,409)     (6,345)    (11,317)      7,218
                                    --------    --------    --------    --------    --------    --------    --------    --------
Transactions in Interest:
  Contributions...................    46,524      51,610      15,731       4,600       7,668      10,117      20,115      27,028
  Withdrawals.....................   (17,885)    (39,023)    (20,723)    (32,973)    (16,324)    (26,093)    (25,185)    (59,890)
                                    --------    --------    --------    --------    --------    --------    --------    --------
  Net Increase (Decrease) from
    Transactions in Interest......    28,639      12,587      (4,992)    (28,373)     (8,656)    (15,976)     (5,070)    (32,862)
                                    --------    --------    --------    --------    --------    --------    --------    --------
    Total Increase (Decrease).....        69      (6,558)     (1,334)    (51,871)    (13,065)    (22,321)    (16,387)    (25,644)
NET ASSETS
  Beginning of Period.............   196,118     202,676     131,888     183,759     109,806     132,127     226,724     252,368
                                    --------    --------    --------    --------    --------    --------    --------    --------
  End of Period...................  $196,187    $196,118    $130,554    $131,888    $ 96,741    $109,806    $210,337    $226,724
                                    ========    ========    ========    ========    ========    ========    ========    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 THE JAPANESE SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................      N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....      N/A+        N/A+        N/A+        N/A+        N/A+
==============================================================================================
Total Return.......................      N/A+        N/A+        N/A+        N/A+        N/A+
----------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $196,187    $196,118    $202,676    $190,004    $175,342
Ratio of Expenses to Average Net
  Assets...........................      0.28%       0.27%       0.28%       0.28%       0.29%
Ratio of Net Investment Income to
  Average Net Assets...............      1.41%       1.38%       1.10%       1.29%       0.93%
Portfolio Turnover Rate............         9%          6%          6%          8%         13%
----------------------------------------------------------------------------------------------

                                               THE PACIFIC RIM SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2001        2000        1999        1998        1997
-----------------------------------
Net Asset Value, Beginning of
  Period...........................      N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------
Net Asset Value, End of Period.....      N/A+        N/A+        N/A+        N/A+        N/A+
===================================
Total Return.......................      N/A+        N/A+        N/A+        N/A+        N/A+
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $130,554    $131,888    $183,759    $139,881    $147,795
Ratio of Expenses to Average Net
  Assets...........................      0.28%       0.29%       0.48%       0.38%       0.40%
Ratio of Net Investment Income to
  Average Net Assets...............      3.69%       4.10%       2.95%       4.01%       2.45%
Portfolio Turnover Rate............        10%          7%         34%         26%         24%
-----------------------------------

       N/A+  Not applicable as The Japanese Small Company Series and The
             Pacific Rim Small Company Series are organized as
             Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              THE UNITED KINGDOM SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................      N/A+        N/A+        N/A+        N/A+        N/A+
                                      -------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                      -------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                      -------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....      N/A+        N/A+        N/A+        N/A+        N/A+
==============================================================================================
Total Return.......................      N/A+        N/A+        N/A+        N/A+        N/A+
----------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................   $96,741    $109,806    $132,127    $127,485    $171,851
Ratio of Expenses to Average Net
  Assets...........................      0.27%       0.26%       0.26%       0.26%       0.25%
Ratio of Net Investment Income to
  Average Net Assets...............      2.86%       3.06%       3.55%       3.66%       2.86%
Portfolio Turnover Rate............        14%         11%          5%         11%          4%
----------------------------------------------------------------------------------------------

                                               THE CONTINENTAL SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2001        2000        1999        1998        1997
-----------------------------------
Net Asset Value, Beginning of
  Period...........................      N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------
Net Asset Value, End of Period.....      N/A+        N/A+        N/A+        N/A+        N/A+
===================================
Total Return.......................      N/A+        N/A+        N/A+        N/A+        N/A+
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $210,337    $226,724    $252,368    $304,402    $323,610
Ratio of Expenses to Average Net
  Assets...........................      0.30%       0.28%       0.27%       0.27%       0.29%
Ratio of Net Investment Income to
  Average Net Assets...............      2.73%       2.36%       1.92%       1.76%       1.84%
Portfolio Turnover Rate............        12%          9%         11%          1%          3%
-----------------------------------

       N/A+  Not applicable as The United Kingdom Small Company
             Series and The Continental Small Company Series are organized as Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 2001

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2001, the Trust consisted of twenty-five investment portfolios, of which four are included in this report (collectively, the "Portfolios"):

The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: The Portfolios are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Portfolios will be deemed to have been "passed through" to their Feeder Funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2001, the Portfolio's advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series...........................       .10 of 1%
The Pacific Rim Small Company Series........................       .10 of 1%
The United Kingdom Small Company Series.....................       .10 of 1%
The Continental Small Company Series........................       .10 of 1%

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                  OTHER INVESTMENT
                                                                     SECURITIES
                                                                --------------------
                                                                PURCHASES    SALES
                                                                ---------   --------
The Japanese Small Company Series...........................     $48,819    $18,210
The Pacific Rim Small Company Series........................      16,260     12,816
The United Kingdom Small Company Series.....................      13,974     20,569
The Continental Small Company Series........................      28,584     26,560

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of futures, investment securities and foreign currencies for each Portfolio were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
The Japanese Small Company Series..........................       $ 6,371           $(228,692)     $(222,321)
The Pacific Rim Small Company Series.......................        17,100             (94,369)       (77,269)
The United Kingdom Small Company Series....................        31,637             (26,071)         5,566
The Continental Small Company Series.......................        51,170             (48,235)         2,935

F. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

G. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires June 2002. There were no borrowings under the line of credit by the Portfolios during the year ended November 30, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the Portfolios together with other DFA-advised portfolios an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the year ended November 30, 2001.

H. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with Fuji Securities which were collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Series and value of collateral on overnight repurchase agreements at November 30, 2001, was as follows:

                                                                           VALUE OF             VALUE OF
                                                        VALUE OF        COLLATERAL AND        COLLATERAL ON
                                                   SECURITIES ON LOAN   INDEMNIFICATION   REPURCHASE AGREEMENTS
                                                   ------------------   ---------------   ---------------------
The Japanese Small Company Series................     $25,553,652          $27,624,890         $28,401,202
The Pacific Rim Small Company Series.............      10,535,851           12,733,510          13,192,468
The United Kingdom Small Company Series..........         115,097              135,500             138,280
The Continental Small Company Series.............      11,780,301           12,478,522          13,320,615

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Portfolios") at November 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002